     As filed with the Securities and Exchange Commission on April 27, 2016

                                                            File Nos. 333-200247
                                                                       811-05200


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 2                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 279                            [X]


                        (Check Appropriate Box or Boxes)


                 MetLife Investors Variable Annuity Account One
                           (Exact Name of Registrant)


                         MetLife Insurance Company USA
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (212) 578-9500


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt
                                   President
                         MetLife Insurance Company USA
                        11225 North Community House Road
                              Charlotte, NC 28277


                                   COPIES TO:

                                W. Thomas Conner
                                 Reed Smith LLP
                              1301 K Street, N.W.
                            Suite 1100 - East Tower
                          Washington, D.C. 20005-3373


                 Approximate Date of Proposed Public Offering:



              On May 1, 2016 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on May 1, 2016 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                                   METLIFE INSURANCE COMPANY USA



                                                                             AND



                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE





                                                                        CLASS VA






                                                                     MAY 1, 2016


This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.


The annuity contract has 62 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 61 Investment Portfolios listed below.



MET INVESTORS SERIES TRUST


     AB Global Dynamic Allocation Portfolio (Class B)


     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Goldman Sachs Mid Cap Value Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)


     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)


     Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R)
         Emerging Markets Equity Portfolio)


     Met/Eaton Vance Floating Rate Portfolio (Class B)

     Met/Franklin Low Duration Total Return Portfolio (Class B)

     Met/Templeton International Bond Portfolio (Class B)#

     MetLife Asset Allocation 100 Portfolio (Class B)

     MetLife Balanced Plus Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)


     MetLife Small Cap Value Portfolio (Class B)


     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)



METROPOLITAN SERIES FUND

     Baillie Gifford International Stock Portfolio (Class B)

     Barclays Aggregate Bond Index Portfolio (Class G)


     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock
         Money Market Portfolio)


     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)


     Met/Wellington Core Equity Opportunities Portfolio (Class B)


     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     MSCI EAFE(R) Index Portfolio (Class G)

     Neuberger Berman Genesis Portfolio (Class B)

     Russell 2000(R) Index Portfolio (Class G)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)#

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)



# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Variable Annuity Contract.



To learn more about the MetLife USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2016. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 98 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFE.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2016

TABLE OF CONTENTS                                              PAGE
                         PAGE







INDEX OF SPECIAL TERMS...................................  5
HIGHLIGHTS...............................................  7
FEE TABLES AND EXAMPLES..................................  9
1. THE ANNUITY CONTRACT.................................. 17
2. PURCHASE.............................................. 17
     Purchase Payments................................... 18
     Termination for Low Account Value................... 18
     Allocation of Purchase Payments..................... 19
     Investment Allocation Restrictions for Certain
       Riders............................................ 20
     Free Look........................................... 23
     Accumulation Units.................................. 24
     Account Value....................................... 24
     Replacement of Contracts............................ 24
3. INVESTMENT OPTIONS.................................... 25
     Investment Portfolios That Are Funds-of-Funds....... 28
     Transfers........................................... 28
     Dollar Cost Averaging Programs...................... 31
     Three Month Market Entry Program.................... 33
     Automatic Rebalancing Program....................... 33
     Voting Rights....................................... 34
     Substitution of Investment Options.................. 34
4. EXPENSES.............................................. 34
     Product Charges..................................... 34
     Account Fee......................................... 35
     Guaranteed Minimum Income
       Benefit -- Rider Charge........................... 35
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................ 37
     Guaranteed Minimum Accumulation
       Benefit -- Rider Charge........................... 38
     Withdrawal Charge................................... 39
     Reduction or Elimination of the Withdrawal
       Charge............................................ 39
     Premium and Other Taxes............................. 40
     Transfer Fee........................................ 40
     Income Taxes........................................ 40
     Investment Portfolio Expenses....................... 40
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 41
     Annuity Date........................................ 41
     Annuity Payments.................................... 41
     Annuity Options..................................... 42
     Variable Annuity Payments........................... 43
     Fixed Annuity Payments.............................. 44
6. ACCESS TO YOUR MONEY.................................. 44
     Systematic Withdrawal Program....................... 45
     Suspension of Payments or Transfers................. 45


7. LIVING BENEFITS....................................... 46
     Overview of Living Benefit Riders................... 46
     Guaranteed Income Benefits.......................... 46
     Description of GMIB Plus II......................... 48
     Description of GMIB Plus I.......................... 53
     Description of GMIB II.............................. 55
     Description of GMIB I............................... 56
     Guaranteed Withdrawal Benefits...................... 57
     Description of the Lifetime Withdrawal
       Guarantee II...................................... 58
     Description of the Lifetime Withdrawal
       Guarantee I....................................... 65
     Description of the Enhanced Guaranteed
       Withdrawal Benefit................................ 66
     Guaranteed Minimum Accumulation Benefit............. 71
8. PERFORMANCE........................................... 73
9. DEATH BENEFIT......................................... 74
     Upon Your Death..................................... 74
     Standard Death Benefit -- Principal Protection...... 75
     Optional Death Benefit -- Annual Step-Up............ 75
     Optional Death Benefit -- Enhanced Death
       Benefit I......................................... 75
     Optional Death Benefit -- Compounded-Plus........... 78
     Additional Death Benefit -- Earnings Preservation
       Benefit........................................... 79
     General Death Benefit Provisions.................... 80
     Spousal Continuation................................ 81
     Death of the Annuitant.............................. 81
     Controlled Payout................................... 81
10. FEDERAL INCOME TAX STATUS............................ 81
     Non-Qualified Contracts............................. 82
     Qualified Contracts................................. 85
11. OTHER INFORMATION.................................... 92
     MetLife USA......................................... 92
     The Separate Account................................ 92
     Distributor......................................... 93
     Selling Firms....................................... 93
     Requests and Elections.............................. 95
     Ownership........................................... 97
     Legal Proceedings................................... 97
     Financial Statements................................ 98

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................................  98
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Guaranteed Minimum Income Benefit Examples........ D-1
APPENDIX E............................................. E-1
     Guaranteed Withdrawal Benefit Examples............ E-1
APPENDIX F............................................. F-1
     Death Benefit Examples............................ F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 24
Annual Benefit Payment..................................... 60 and 67
Annuitant................................................................ 97
Annuity Date............................................................. 41
Annuity Options.......................................................... 42
Annuity Payments......................................................... 41
Annuity Service Center..................................................... 8
Annuity Units............................................................ 41
Beneficiary.............................................................. 97
Benefit Base............................................................. 66
Business Day............................................................. 19
Contract Year............................................................ 18
Death Benefit Base....................................................... 76
Fixed Account............................................................ 17
Free Look................................................................ 23
Good Order............................................................... 96
Guaranteed Accumulation Amount........................................... 71
Guaranteed Withdrawal Amount............................................. 67
GWB Withdrawal Rate...................................................... 67
Income Base.............................................................. 48
Income Phase............................................................. 17
Investment Portfolios.................................................... 25
Joint Owners............................................................. 97
Owner.................................................................... 97
Purchase Payment......................................................... 18
Remaining Guaranteed Withdrawal Amount................................... 59
Separate Account......................................................... 92
Total Guaranteed Withdrawal Amount....................................... 58

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits -- Guaranteed Income Benefits").



You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.METLIFE.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





















 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
                     4                              4
                     5                              3
                     6                              2
              7 and thereafter                      0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                                     1.05%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.30%
Death Benefit Rider Charges (Optional) (Note 3)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 4)   1.90%

--------------------------------------------------------------------------------

 Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. See below for an additional optional death benefit rider (the Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus Charge, and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(as a percentage of the Income Base (Note 2))

  GMIB Plus II -- maximum charge                                      1.50%

  GMIB Plus II -- current charge                                      1.00%


  GMIB Plus I -- maximum charge                                       1.50%

  GMIB Plus I -- current charge                                       0.80%


  GMIB II and GMIB I                                                  0.50%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

  Lifetime Withdrawal Guarantee II
---------------------------------------------------------------------

  Single Life version -- maximum charge                               1.60%

  Single Life version -- current charge                               1.25%

  Joint Life version -- maximum charge                                1.80%

  Joint Life version -- current charge                                1.50%


  Lifetime Withdrawal Guarantee I
---------------------------------------------------------------------

  Single Life version -- maximum charge                               0.95%

  Single Life version -- current charge                               0.50%

  Joint Life version -- maximum charge                                1.40%

  Joint Life version -- current charge                                0.70%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal Benefit -- maximum charge               1.00%

  Enhanced Guaranteed Withdrawal Benefit -- current charge               0.55%


  Guaranteed Withdrawal Benefit I -- maximum charge                      0.95%

  Guaranteed Withdrawal Benefit I -- current charge                      0.50%


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER CHARGE
  (as a percentage of the Guaranteed Accumulation Amount (Note 5))       0.75%


ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit Base (Note 6))

  Enhanced Death Benefit I -- maximum charge                             1.50%

  Enhanced Death Benefit I (issue age 69 or younger) -- current charge   0.75%

  Enhanced Death Benefit I (issue age 70-75) -- current charge           0.95%


--------------------------------------------------------------------------------

 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



 Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



 Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.54%
management fees, distribution and/or service (12b-1) fees, and other expenses)


INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio        0.61%         0.25%       0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.42%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation         0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio             --           0.55%       0.02%

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio            0.61%         0.25%       0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio                0.60%         0.25%       0.07%

 Clarion Global Real Estate Portfolio         0.60%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio       0.55%         0.25%       0.02%

 Goldman Sachs Mid Cap Value Portfolio        0.71%         0.25%        0.04%

 Harris Oakmark International Portfolio        0.77%         0.25%       0.06%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                    0.56%         0.25%       0.02%

 Invesco Mid Cap Value Portfolio              0.64%         0.25%        0.04%

 Invesco Small Cap Growth Portfolio            0.85%         0.25%       0.02%

 JPMorgan Core Bond Portfolio                 0.55%         0.25%        0.02%

 JPMorgan Global Active Allocation             0.72%         0.25%       0.06%
  Portfolio

 Loomis Sayles Global Markets Portfolio       0.70%         0.25%        0.08%

 Met/Aberdeen Emerging Markets Equity          0.88%         0.25%       0.14%
  Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio       0.02%       0.91%         0.02%         0.89%

 Allianz Global Investors Dynamic Multi-     0.02%       1.37%         0.15%         1.22%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation        0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Growth Portfolio           0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.01%       0.90%         0.01%         0.89%

 BlackRock Global Tactical Strategies        0.12%       1.04%         0.03%         1.01%
  Portfolio

 BlackRock High Yield Portfolio               0.06%       0.98%           --          0.98%

 Clarion Global Real Estate Portfolio          --        0.89%           --          0.89%

 ClearBridge Aggressive Growth Portfolio        --        0.82%         0.00%         0.82%

 Goldman Sachs Mid Cap Value Portfolio         --        1.00%           --          1.00%

 Harris Oakmark International Portfolio         --        1.08%         0.02%         1.06%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                     --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value Portfolio             0.08%       1.01%         0.02%         0.99%

 Invesco Small Cap Growth Portfolio             --        1.12%         0.02%         1.10%

 JPMorgan Core Bond Portfolio                  --        0.82%         0.13%         0.69%

 JPMorgan Global Active Allocation              --        1.03%         0.04%         0.99%
  Portfolio

 Loomis Sayles Global Markets Portfolio        --        1.03%           --          1.03%

 Met/Aberdeen Emerging Markets Equity           --        1.27%         0.05%         1.22%
  Portfolio


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
 Met/Eaton Vance Floating Rate Portfolio      0.60%         0.25%        0.07%

 Met/Franklin Low Duration Total Return        0.49%         0.25%       0.05%
  Portfolio

 Met/Templeton International Bond             0.60%         0.25%        0.13%
  Portfolio

 MetLife Asset Allocation 100 Portfolio        0.07%         0.25%       0.01%

 MetLife Balanced Plus Portfolio              0.24%         0.25%         --

 MetLife Multi-Index Targeted Risk             0.17%         0.25%       0.02%
  Portfolio

 MetLife Small Cap Value Portfolio            0.75%         0.25%        0.02%

 MFS(R) Research International Portfolio       0.69%         0.25%       0.07%

 PanAgora Global Diversified Risk             0.65%         0.25%        0.60%
  Portfolio

 PIMCO Inflation Protected Bond                0.47%         0.25%       0.15%
  Portfolio

 PIMCO Total Return Portfolio                 0.48%         0.25%        0.04%

 Pyramis(R) Government Income Portfolio        0.42%         0.25%       0.03%

 Pyramis(R) Managed Risk Portfolio            0.45%         0.25%        0.04%

 Schroders Global Multi-Asset Portfolio        0.64%         0.25%       0.08%

 SSGA Growth and Income ETF Portfolio         0.31%         0.25%         --

 SSGA Growth ETF Portfolio                     0.32%         0.25%       0.02%

 T. Rowe Price Large Cap Value Portfolio      0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio        0.75%         0.25%       0.03%

METROPOLITAN SERIES FUND
 Baillie Gifford International Stock           0.79%         0.25%       0.07%
  Portfolio

 Barclays Aggregate Bond Index Portfolio      0.25%         0.30%        0.03%

 BlackRock Ultra-Short Term Bond               0.34%         0.25%       0.03%
  Portfolio

 Frontier Mid Cap Growth Portfolio            0.71%         0.25%        0.03%

 Jennison Growth Portfolio                     0.60%         0.25%       0.02%

 Met/Artisan Mid Cap Value Portfolio          0.81%         0.25%        0.03%

 Met/Dimensional International Small           0.81%         0.25%       0.14%
  Company Portfolio

 Met/Wellington Core Equity                   0.70%         0.25%        0.02%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio         0.09%         0.25%       0.02%

 MetLife Asset Allocation 40 Portfolio        0.06%         0.25%         --

 MetLife Asset Allocation 60 Portfolio         0.05%         0.25%         --

 MetLife Asset Allocation 80 Portfolio        0.05%         0.25%         --

 MetLife Mid Cap Stock Index Portfolio         0.25%         0.30%       0.04%

 MetLife Stock Index Portfolio                0.25%         0.25%        0.02%

 MFS(R) Value Portfolio                        0.70%         0.25%       0.02%

 MSCI EAFE(R) Index Portfolio                 0.30%         0.30%        0.10%

 Neuberger Berman Genesis Portfolio            0.81%         0.25%       0.03%

 Russell 2000(R) Index Portfolio              0.25%         0.30%        0.06%

 T. Rowe Price Large Cap Growth                0.60%         0.25%       0.02%
  Portfolio

 Van Eck Global Natural Resources             0.78%         0.25%        0.03%
  Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
 Met/Eaton Vance Floating Rate Portfolio       --        0.92%           --          0.92%

 Met/Franklin Low Duration Total Return         --        0.79%         0.02%         0.77%
  Portfolio

 Met/Templeton International Bond              --        0.98%           --          0.98%
  Portfolio

 MetLife Asset Allocation 100 Portfolio       0.68%       1.01%           --          1.01%

 MetLife Balanced Plus Portfolio             0.42%       0.91%         0.00%         0.91%

 MetLife Multi-Index Targeted Risk            0.22%       0.66%           --          0.66%
  Portfolio

 MetLife Small Cap Value Portfolio           0.07%       1.09%         0.00%         1.09%

 MFS(R) Research International Portfolio        --        1.01%         0.06%         0.95%

 PanAgora Global Diversified Risk            0.04%       1.54%         0.20%         1.34%
  Portfolio

 PIMCO Inflation Protected Bond                 --        0.87%         0.01%         0.86%
  Portfolio

 PIMCO Total Return Portfolio                  --        0.77%         0.04%         0.73%

 Pyramis(R) Government Income Portfolio         --        0.70%         0.00%         0.70%

 Pyramis(R) Managed Risk Portfolio           0.53%       1.27%         0.11%         1.16%

 Schroders Global Multi-Asset Portfolio       0.01%       0.98%           --          0.98%

 SSGA Growth and Income ETF Portfolio        0.22%       0.78%           --          0.78%

 SSGA Growth ETF Portfolio                    0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio       --        0.84%           --          0.84%

 T. Rowe Price Mid Cap Growth Portfolio         --        1.03%           --          1.03%

METROPOLITAN SERIES FUND
 Baillie Gifford International Stock            --        1.11%         0.12%         0.99%
  Portfolio

 Barclays Aggregate Bond Index Portfolio       --        0.58%         0.01%         0.57%

 BlackRock Ultra-Short Term Bond                --        0.62%         0.02%         0.60%
  Portfolio

 Frontier Mid Cap Growth Portfolio             --        0.99%         0.02%         0.97%

 Jennison Growth Portfolio                      --        0.87%         0.08%         0.79%

 Met/Artisan Mid Cap Value Portfolio           --        1.09%           --          1.09%

 Met/Dimensional International Small            --        1.20%         0.01%         1.19%
  Company Portfolio

 Met/Wellington Core Equity                    --        0.97%         0.12%         0.85%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio        0.52%       0.88%         0.01%         0.87%

 MetLife Asset Allocation 40 Portfolio       0.56%       0.87%           --          0.87%

 MetLife Asset Allocation 60 Portfolio        0.60%       0.90%           --          0.90%

 MetLife Asset Allocation 80 Portfolio       0.65%       0.95%           --          0.95%

 MetLife Mid Cap Stock Index Portfolio        0.01%       0.60%         0.00%         0.60%

 MetLife Stock Index Portfolio                 --        0.52%         0.01%         0.51%

 MFS(R) Value Portfolio                         --        0.97%         0.14%         0.83%

 MSCI EAFE(R) Index Portfolio                0.01%       0.71%         0.00%         0.71%

 Neuberger Berman Genesis Portfolio             --        1.09%         0.01%         1.08%

 Russell 2000(R) Index Portfolio             0.01%       0.62%         0.00%         0.62%

 T. Rowe Price Large Cap Growth                 --        0.87%         0.02%         0.85%
  Portfolio

 Van Eck Global Natural Resources              --        1.06%         0.01%         1.05%
  Portfolio


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 Western Asset Management Strategic       0.59%         0.25%       0.04%         --        0.88%         0.04%         0.84%
  Bond Opportunities Portfolio

 Western Asset Management                0.47%         0.25%        0.02%        --        0.74%         0.01%         0.73%

  U.S. Government Portfolio




The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,339     $2,430      $3,550      $6,662
    minimum       $1,237     $2,135      $3,075      $5,817



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $639      $1,890      $3,190      $6,662
    minimum        $537      $1,595      $2,715      $5,817



CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,014     $1,439      $1,869      $3,155
    minimum       $  912     $1,133      $1,358      $2,128



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $314        $899      $1,509      $3,155
    minimum        $212        $593      $  998      $2,128


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in

Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a Fixed Account option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.




2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.



o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.



o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.")


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus I" and "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint

Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.



INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I



Allocation. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee

II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).



For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the MetLife Asset Allocation 80 Portfolio, American Funds(R) Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.


OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

   Barclays Aggregate Bond Index Portfolio
   BlackRock Ultra-Short Term Bond Portfolio
   JPMorgan Core Bond Portfolio
   Met/Franklin Low Duration Total Return Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pyramis(R) Government Income Portfolio
     Western Asset Management U.S. Government Portfolio

Platform 2
----------



   AB Global Dynamic Allocation Portfolio

   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   Met/Wellington Core Equity Opportunities Portfolio
   MetLife Asset Allocation 20 Portfolio
   MetLife Asset Allocation 40 Portfolio
   MetLife Asset Allocation 60 Portfolio
   MetLife Asset Allocation 80 Portfolio
   MetLife Asset Allocation 100 Portfolio
   MetLife Balanced Plus Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   MSCI EAFE(R) Index Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------


     Frontier Mid Cap Growth Portfolio

     Goldman Sachs Mid Cap Value Portfolio
     Invesco Mid Cap Value Portfolio
     Met/Artisan Mid Cap Value Portfolio
     MetLife Mid Cap Stock Index Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

Platform 4
----------



   Clarion Global Real Estate Portfolio

   Invesco Small Cap Growth Portfolio
   Met/Aberdeen Emerging Markets Equity Portfolio
   Met/Dimensional International Small Company Portfolio
   Met/Eaton Vance Floating Rate Portfolio
   Met/Templeton International Bond Portfolio
   MetLife Small Cap Value Portfolio
   Neuberger Berman Genesis Portfolio
   Russell 2000(R) Index Portfolio
     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).



We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.



Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------



   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.



EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for GMIB Plus II after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

   1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II"); or

   2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I").

However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I"), the restrictions on subsequent Purchase Payments described above will no longer apply.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.

ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 61 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c)        AQR Global Risk Balanced Portfolio

   (d)        BlackRock Global Tactical Strategies Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Balanced Plus Portfolio

   (h)        MetLife Multi-Index Targeted Risk Portfolio

   (i)        PanAgora Global Diversified Risk Portfolio

   (j)        Pyramis(R) Managed Risk Portfolio

   (k)        Schroders Global Multi-Asset Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other
Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio (Class B)


     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)


     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Goldman Sachs Mid Cap Value Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)


     Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R)
         Emerging Markets Equity Portfolio)


     Met/Eaton Vance Floating Rate Portfolio (Class B)

     Met/Franklin Low Duration Total Return Portfolio (Class B)

     Met/Templeton International Bond Portfolio (Class B)#

     MetLife Asset Allocation 100 Portfolio (Class B)

     MetLife Balanced Plus Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)


     MetLife Small Cap Value Portfolio (Class B)


     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     Barclays Aggregate Bond Index Portfolio (Class G)


     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock
         Money Market Portfolio)


     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)


     Met/Wellington Core Equity Opportunities Portfolio (Class B)


     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     MSCI EAFE(R) Index Portfolio (Class G)

     Neuberger Berman Genesis Portfolio (Class B)

     Russell 2000(R) Index Portfolio (Class G)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)



   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     MetLife Asset Allocation 20 Portfolio

     MetLife Asset Allocation 40 Portfolio

     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     Pyramis(R) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase -- Allocation of Purchase Payments" and "Purchase -- Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York

Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below,we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio

      BlackRock High Yield Portfolio

      Clarion Global Real Estate Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio

      Loomis Sayles Global Markets Portfolio


      Met/Aberdeen Emerging Markets Equity Portfolio


      Met/Dimensional International Small Company Portfolio

      Met/Eaton Vance Floating Rate Portfolio

      Met/Templeton International Bond Portfolio


      MetLife Small Cap Value Portfolio


      MFS(R) Research International Portfolio

      MSCI EAFE(R) Index Portfolio


      Neuberger Berman Genesis Portfolio



      Russell 2000(R) Index Portfolio

      Van Eck Global Natural Resources Portfolio


      Western Asset Management Strategic Bond Opportunities Portfolio



We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract.

Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.

If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)



This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.



If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.



If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.



The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:


   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Barclays Aggregate Bond Index Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Barclays Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Barclays Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.

VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Compounded-Plus Death Benefit           0.35%*
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

*For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income

Base at the time the rider charge is assessed. (See "Living
Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.

(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit Riders -- Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit Riders -- Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT -- RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living
Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4                                          4
  5                                          3
  6                                          2
  7 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.

5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)



At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS



You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.



If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable

Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business

Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.





6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider.We have offered three types of living benefit riders -- guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


      (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:


             (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


             (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual

Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments.The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract(reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for

GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following differences apply:
-----------


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

(3) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(4)   Different investment allocation restrictions apply. (See
      "Purchase -- Investment Allocation Restrictions for Certain Riders.")


(5) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.

(7) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
      (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60;
      (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.

For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (1) through (5) above apply, and the following replaces
----
differences (6) and (7):

(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(7) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.

(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


      and the following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


      If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
       (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and
       (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)        the AB Global Dynamic Allocation Portfolio

    (b)        the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

    (c)        the American Funds(R) Balanced Allocation Portfolio

    (d)        the American Funds(R) Growth Allocation Portfolio

    (e)        the American Funds(R) Moderate Allocation Portfolio

    (f)        the AQR Global Risk Balanced Portfolio

    (g)        the Barclays Aggregate Bond Index Portfolio

    (h)        the BlackRock Global Tactical Strategies Portfolio


    (i)        the BlackRock Ultra-Short Term Bond Portfolio


    (j)        the Invesco Balanced-Risk Allocation Portfolio

    (k)        the JPMorgan Global Active Allocation Portfolio

    (l)        the MetLife Asset Allocation 20 Portfolio

    (m)        the MetLife Asset Allocation 40 Portfolio

    (n)        the MetLife Asset Allocation 60 Portfolio

    (o)        the MetLife Asset Allocation 80 Portfolio

    (p)        the MetLife Balanced Plus Portfolio

    (q)        the MetLife Multi-Index Targeted Risk Portfolio

    (r)        the PanAgora Global Diversified Risk Portfolio

    (s)        the Pyramis(R) Government Income Portfolio

    (t)        the Pyramis(R) Managed Risk Portfolio

    (u)        the Schroders Global Multi-Asset Portfolio

    (v)        the SSGA Growth and Income ETF Portfolio

    (w)        the SSGA Growth ETF Portfolio

If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.

For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.

(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


      a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


      b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


      c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2) The following replaces termination provision d), above:


      Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase -- Termination for Low Account Value"),
      or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee
II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE

THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
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Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our

Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
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Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG,

     YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment - a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your

Annual Benefit Payment. If you enroll in the Automated Required Minimum

Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT

YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess

Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED

ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS
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INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


For contracts issued on or before February 23, 2009, the current charge for the
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Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.

If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
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increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining

Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
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anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.

TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


   (a)        the AB Global Dynamic Allocation Portfolio

   (b)        the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c)        the American Funds(R) Balanced Allocation Portfolio

   (d)        the American Funds(R) Growth Allocation Portfolio

   (e)        the American Funds(R) Moderate Allocation Portfolio

   (f)        the AQR Global Risk Balanced Portfolio

   (g)        the Barclays Aggregate Bond Index Portfolio

   (h)        the BlackRock Global Tactical Strategies Portfolio


   (i)        the BlackRock Ultra-Short Term Bond Portfolio


   (j)        the Invesco Balanced-Risk Allocation Portfolio

   (k)        the JPMorgan Global Active Allocation Portfolio

   (l)        the MetLife Asset Allocation 20 Portfolio

   (m)        the MetLife Asset Allocation 40 Portfolio

   (n)        the MetLife Asset Allocation 60 Portfolio

   (o)        the MetLife Asset Allocation 80 Portfolio

   (p)        the MetLife Balanced Plus Portfolio

   (q)        the MetLife Multi-Index Targeted Risk Portfolio

   (r)        the PanAgora Global Diversified Risk Portfolio

   (s)        the Pyramis(R) Government Income Portfolio

   (t)        the Pyramis(R) Managed Risk Portfolio

   (u)        the Schroders Global Multi-Asset Portfolio

   (v)        the SSGA Growth and Income ETF Portfolio

   (w)        the SSGA Growth ETF Portfolio

You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.

Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the effective date of cancellation of the rider; or


(7) the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis

(or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the

Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase

Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                             Guaranteed
                               Amount           Years to
Original                   (% of Purchase         Rider
Investment Portfolio          Payments)       Maturity Date
-----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)     130%               10 years
MetLife Moderate
Strategy Portfolio(2)     120%               10 years
MetLife Balanced
Strategy Portfolio(3)     110%               10 years


      (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


      (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


      (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 60 Portfolio of Metropolitan Series Fund.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.


Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Met Investors Series Trust were permitted to make a one-time transfer of their entire Account Value from the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund to the American Funds(R) Moderate Allocation Portfolio of Met Investors Series Trust.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Expenses" section and Appendix B of this prospectus.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day

GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio (now merged into the MetLife Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).

   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.

STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.

If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose.Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
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in Good Order at our Annuity Service Center on or before May 1, 2009, we
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offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase -- Investment Allocation Restrictions for Certain Riders"); and (c) different rider charges apply (see "Expenses -- Death Benefit Rider Charges").

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1) a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See
"Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or

(2) the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment.Thereafter, the annual increase amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage"(determined in accordance with the table below) times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage"(determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract,and then against Purchase Payments not withdrawn.



                              Benefit
    Issue Age              Percentag  e
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.

SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.

NON-QUALIFIED CONTRACTS



This discussion assumes the contract is an annuity contract for federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION



Generally, an Owner of a Non-Qualified contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.


The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless it was made:



(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.



TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION



If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).



EXCHANGES/TRANSFERS



The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.



A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).



After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.



If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.

You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.



The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.



QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.



ACCUMULATION



The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS



If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.



GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.

These exceptions include withdrawals made:



(a) on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


A withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES



Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.



You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.



20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS



For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date).


If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2.


Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving amounts from your retirement plan by April 1 following the latter of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.



A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.



Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.



ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.

ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.



ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.



ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.





11. OTHER INFORMATION

METLIFE USA



MetLife Insurance Company USA (MetLife USA) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



Prior to November 17, 2014, the contract was issued by MetLife Investors Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into MetLife USA and MetLife USA replaced MetLife Investors as the issuer of the contract.



On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.



THE SEPARATE ACCOUNT


We have established a Separate Account, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into MetLife USA and the Separate Account became a separate account of MetLife USA. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. We are affiliated with Distributor because we are both under common control of MetLife, Inc. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include MetLife Securities, Inc. (MetLife Securities). All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.



On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company (MassMutual) announced they have entered into a definitive agreement for the acquisition by MassMutual of MetLife Securities. The transaction is expected to close by mid-2016, and is subject to certain closing conditions, including regulatory approval. As a result of the transaction, MetLife Securities will no longer be affiliated with MetLife Insurance Company USA.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments -- The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. Sales representatives of our affiliates must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.


Sales representatives of our affiliates receive cash payments for the products they sell and service based upon a "gross dealer concession" model. Gross dealer concession may also be credited when the contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the contract has been in force.

Sales representatives of our affiliates are entitled to part or all of the gross dealer concession. The percentage to which a representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.

Sales representatives of our affiliates and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits, is based primarily on the amount of proprietary products sold, sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with the unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with affiliated selling firms, such as MetLife Securities.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2015, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center



o  By fax at (877) 547-9666 or


o  By Internet at www.metlife.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2015. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN
GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT
 (CLASS B))

04/30/2012 to 12/31/2012        10.167893         10.479837             0.0000
01/01/2013 to 12/31/2013        10.479837         11.428729        11,269.9055
01/01/2014 to 12/31/2014        11.428729         12.037639        19,128.3277
01/01/2015 to 12/31/2015        12.037639         11.879490         9,149.1239
--------------------------      ---------         ---------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996782          1.036824             0.0000
01/01/2015 to 12/31/2015         1.036824          1.007302             0.0000
--------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.007917          6.987538        33,522.6656
01/01/2009 to 12/31/2009         6.987538          8.866651        75,093.8700
01/01/2010 to 12/31/2010         8.866651          9.757837        88,181.5981
01/01/2011 to 12/31/2011         9.757837          9.370880        93,798.8099
01/01/2012 to 12/31/2012         9.370880         10.437432       109,050.8353
01/01/2013 to 12/31/2013        10.437432         12.138922       158,408.2820
01/01/2014 to 12/31/2014        12.138922         12.630942       175,256.6539
01/01/2015 to 12/31/2015        12.630942         12.305766       163,031.9906
--------------------------      ---------         ---------       ------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.997918          6.337908        10,211.0993
01/01/2009 to 12/31/2009         6.337908          8.335439       109,736.4600
01/01/2010 to 12/31/2010         8.335439          9.281394       147,402.8344
01/01/2011 to 12/31/2011         9.281394          8.676032       135,724.4776
01/01/2012 to 12/31/2012         8.676032          9.887340       128,799.0664
01/01/2013 to 12/31/2013         9.887340         12.137129       159,715.4004
01/01/2014 to 12/31/2014        12.137129         12.669395       149,650.7084
01/01/2015 to 12/31/2015        12.669395         12.336982        91,554.6804
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.987918          5.739826        10,372.6903
01/01/2009 to 12/31/2009         5.739826          7.821959        14,891.7100
01/01/2010 to 12/31/2010         7.821959          9.081346        26,069.1774
01/01/2011 to 12/31/2011         9.081346          8.500740        20,877.2229
01/01/2012 to 12/31/2012         8.500740          9.792130        19,469.7895
01/01/2013 to 12/31/2013         9.792130         12.469647        24,317.4359
01/01/2014 to 12/31/2014        12.469647         13.236223        19,726.8374
01/01/2015 to 12/31/2015        13.236223         13.830151        20,085.7965
--------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.017917          7.658954         3,130.1184
01/01/2009 to 12/31/2009         7.658954          9.273025         9,941.4400
01/01/2010 to 12/31/2010         9.273025          9.999953        26,417.7997
01/01/2011 to 12/31/2011         9.999953          9.830917       109,800.4259
01/01/2012 to 12/31/2012         9.830917         10.690383        68,612.4242
01/01/2013 to 12/31/2013        10.690383         11.907408        53,012.5348
01/01/2014 to 12/31/2014        11.907408         12.395351        49,548.8284
01/01/2015 to 12/31/2015        12.395351         12.073754        54,912.7731
--------------------------      ---------         ---------       ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.095853         11.462767        14,504.6584
01/01/2013 to 12/31/2013        11.462767         10.865597        13,010.2993
01/01/2014 to 12/31/2014        10.865597         11.087286        15,468.0980
01/01/2015 to 12/31/2015        11.087286          9.837128         9,533.5864
--------------------------      ---------         ---------       ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.924071         10.211120        41,222.3487
01/01/2013 to 12/31/2013        10.211120         11.051764        61,196.1518
01/01/2014 to 12/31/2014        11.051764         11.485267        57,939.1844
01/01/2015 to 12/31/2015        11.485267         11.256840        85,755.4433
--------------------------      ---------         ---------       ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        15.860568         11.824810             0.0000
01/01/2009 to 12/31/2009        11.824810         17.014752        20,244.2300
01/01/2010 to 12/31/2010        17.014752         19.327799        25,974.5991
01/01/2011 to 12/31/2011        19.327799         19.409454        11,984.7256
01/01/2012 to 12/31/2012        19.409454         22.192562        11,951.6746
01/01/2013 to 12/31/2013        22.192562         23.807246        13,067.1305
01/01/2014 to 12/31/2014        23.807246         24.128934        11,085.6221
01/01/2015 to 12/31/2015        24.128934         22.716618         8,955.9662
--------------------------      ---------         ---------       ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        14.218141         19.194490       132,911.5595
01/01/2007 to 12/31/2007        19.194490         16.005296       120,966.0584
01/01/2008 to 12/31/2008        16.005296          9.158910        89,617.4257
01/01/2009 to 12/31/2009         9.158910         12.107964        82,561.9300
01/01/2010 to 12/31/2010        12.107964         13.793766        82,309.6616
01/01/2011 to 12/31/2011        13.793766         12.778545        68,899.2780
01/01/2012 to 12/31/2012        12.778545         15.795183        56,467.9727
01/01/2013 to 12/31/2013        15.795183         16.047387        54,014.0516
01/01/2014 to 12/31/2014        16.047387         17.834403        52,529.1192
01/01/2015 to 12/31/2015        17.834403         17.253471        47,725.0885
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006          7.849430          7.568189      375,516.3553
01/01/2007 to 12/31/2007          7.568189          7.593294      357,066.5919
01/01/2008 to 12/31/2008          7.593294          4.540528      314,208.5349
01/01/2009 to 12/31/2009          4.540528          5.923534      285,432.3300
01/01/2010 to 12/31/2010          5.923534          7.194651      288,489.7542
01/01/2011 to 12/31/2011          7.194651          7.288773      251,969.4597
01/01/2012 to 12/31/2012          7.288773          8.474367      233,304.9387
01/01/2013 to 12/31/2013          8.474367         12.106716      237,682.1634
01/01/2014 to 12/31/2014         12.106716         14.123147      212,617.1717
01/01/2015 to 12/31/2015         14.123147         13.297951      200,356.1379
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        131.356334        134.638716            0.0000
01/01/2011 to 12/31/2011        134.638716        122.141806            0.0000
01/01/2012 to 12/31/2012        122.141806        146.812700            0.0000
01/01/2013 to 12/31/2013        146.812700        185.516242           83.5134
01/01/2014 to 04/25/2014        185.516242        192.875375            0.0000
--------------------------      ----------        ----------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006         10.616793         11.103240       15,165.4620
01/01/2007 to 12/31/2007         11.103240         10.249680       19,468.6499
01/01/2008 to 12/31/2008         10.249680          4.563760       20,973.1268
01/01/2009 to 12/31/2009          4.563760          6.178104       29,851.2400
01/01/2010 to 12/31/2010          6.178104          6.506516       14,538.1208
01/01/2011 to 04/29/2011          6.506516          6.907176            0.0000
--------------------------      ----------        ----------      ------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006         13.175555         14.956929      133,000.0339
01/01/2007 to 12/31/2007         14.956929         15.128293      120,066.3037
01/01/2008 to 12/31/2008         15.128293          9.487967       87,531.5536
01/01/2009 to 12/31/2009          9.487967         12.316594       80,949.5500
01/01/2010 to 12/31/2010         12.316594         15.013427       73,508.9699
01/01/2011 to 12/31/2011         15.013427         13.804291       69,739.6280
01/01/2012 to 12/31/2012         13.804291         15.996935       60,671.7385
01/01/2013 to 12/31/2013         15.996935         20.820775       53,351.8411
01/01/2014 to 12/31/2014         20.820775         23.131451       48,744.6331
01/01/2015 to 12/31/2015         23.131451         20.626426       45,605.5686
--------------------------      ----------        ----------      ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006         15.409353         19.482154      312,515.3022
01/01/2007 to 12/31/2007         19.482154         18.899669      285,968.3884
01/01/2008 to 12/31/2008         18.899669         10.961554      253,171.1413
01/01/2009 to 12/31/2009         10.961554         16.677336      231,614.4000
01/01/2010 to 12/31/2010         16.677336         19.050574      216,979.1772
01/01/2011 to 12/31/2011         19.050574         16.027821      198,615.0165
01/01/2012 to 12/31/2012         16.027821         20.324615      181,760.0371
01/01/2013 to 12/31/2013         20.324615         26.022566      162,772.0042
01/01/2014 to 12/31/2014         26.022566         24.054404      150,119.9214
01/01/2015 to 12/31/2015         24.054404         22.534340      137,445.9960
--------------------------      ----------        ----------      ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012          1.010630          1.044394       75,401.1603
01/01/2013 to 12/31/2013          1.044394          1.043809       37,937.2778
01/01/2014 to 12/31/2014          1.043809          1.081320       48,071.2149
01/01/2015 to 12/31/2015          1.081320          1.016353       61,693.1642
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        10.440811         11.889440        89,322.9589
01/01/2007 to 12/31/2007        11.889440         11.373762        97,140.7244
01/01/2008 to 12/31/2008        11.373762          7.151498       121,874.5307
01/01/2009 to 12/31/2009         7.151498          8.882604       115,859.6000
01/01/2010 to 12/31/2010         8.882604         10.012092       134,912.7882
01/01/2011 to 12/31/2011        10.012092          9.680265       122,356.7310
01/01/2012 to 12/31/2012         9.680265         11.256169        95,769.4571
01/01/2013 to 12/31/2013        11.256169         14.953317        98,008.6052
01/01/2014 to 12/31/2014        14.953317         16.038166        95,257.3999
01/01/2015 to 12/31/2015        16.038166         14.796666        85,272.9314
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        23.873942         15.676284        33,622.7596
01/01/2009 to 12/31/2009        15.676284         19.462550        32,289.4000
01/01/2010 to 12/31/2010        19.462550         23.971440        29,870.5828
01/01/2011 to 12/31/2011        23.971440         22.651298        26,960.7934
01/01/2012 to 12/31/2012        22.651298         25.488990        24,377.7430
01/01/2013 to 12/31/2013        25.488990         32.588570        22,696.8097
01/01/2014 to 12/31/2014        32.588570         35.058692        20,921.4926
01/01/2015 to 12/31/2015        35.058692         31.309279        16,736.8367
--------------------------      ---------         ---------       ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        12.728544         14.260960       246,871.7946
01/01/2007 to 12/31/2007        14.260960         15.540130       212,706.1786
01/01/2008 to 12/31/2008        15.540130          9.341736       187,394.0707
01/01/2009 to 12/31/2009         9.341736         12.265817       182,110.0800
01/01/2010 to 12/31/2010        12.265817         15.186300       165,408.7737
01/01/2011 to 12/31/2011        15.186300         14.739946       134,849.2268
01/01/2012 to 12/31/2012        14.739946         17.097538       109,243.3275
01/01/2013 to 12/31/2013        17.097538         23.515801        95,319.1091
01/01/2014 to 12/31/2014        23.515801         24.898496        82,824.5008
01/01/2015 to 12/31/2015        24.898496         24.012162        78,532.7893
--------------------------      ---------         ---------       ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.954907         10.385718         3,810.2171
01/01/2014 to 12/31/2014        10.385718         10.709149         3,720.9315
01/01/2015 to 12/31/2015        10.709149         10.558342         4,079.0409
--------------------------      ---------         ---------       ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.037916          8.921633         3,515.2612
01/01/2009 to 12/31/2009         8.921633          9.814869        14,744.6700
01/01/2010 to 12/31/2010         9.814869         10.217690        12,398.3914
01/01/2011 to 12/31/2011        10.217690         10.606284        17,154.9442
01/01/2012 to 12/31/2012        10.606284         10.917179        12,146.2983
01/01/2013 to 04/26/2013        10.917179         10.888496             0.0000
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012684          1.046433             0.0000
01/01/2013 to 12/31/2013         1.046433          1.139546       121,309.5136
01/01/2014 to 12/31/2014         1.139546          1.196095        59,649.8557
01/01/2015 to 12/31/2015         1.196095          1.184079       339,252.5788
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

05/01/2006 to 12/31/2006         9.988438         10.304828         3,867.0656
01/01/2007 to 12/31/2007        10.304828         12.925932        30,466.2269
01/01/2008 to 12/31/2008        12.925932          7.702959        29,920.1168
01/01/2009 to 12/31/2009         7.702959         10.643023        30,230.4200
01/01/2010 to 12/31/2010        10.643023         12.741635        31,712.8870
01/01/2011 to 12/31/2011        12.741635         12.316924        27,814.9538
01/01/2012 to 12/31/2012        12.316924         14.129974        19,546.0092
01/01/2013 to 12/31/2013        14.129974         16.238754        19,136.8103
01/01/2014 to 12/31/2014        16.238754         16.485555        14,642.7406
01/01/2015 to 12/31/2015        16.485555         16.373858        12,332.6153
--------------------------      ---------         ---------        -----------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        16.785051         17.976644       377,830.9449
01/01/2007 to 12/31/2007        17.976644         18.791730       338,864.3287
01/01/2008 to 12/31/2008        18.791730         15.007127       285,692.9253
01/01/2009 to 12/31/2009        15.007127         20.139535       258,553.7800
01/01/2010 to 12/31/2010        20.139535         22.322745       241,801.7927
01/01/2011 to 12/31/2011        22.322745         22.880277       212,340.3144
01/01/2012 to 12/31/2012        22.880277         25.353812       194,343.8395
01/01/2013 to 12/31/2013        25.353812         26.861582       165,445.7651
01/01/2014 to 12/31/2014        26.861582         27.628783       143,889.4231
01/01/2015 to 12/31/2015        27.628783         26.519298       126,741.3093
--------------------------      ---------         ---------       ------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         9.997397         10.188191             0.0000
01/01/2011 to 12/31/2011        10.188191         10.197595         1,663.6303
01/01/2012 to 12/31/2012        10.197595         10.738104        10,276.4121
01/01/2013 to 12/31/2013        10.738104         10.940191        28,505.5372
01/01/2014 to 12/31/2014        10.940191         10.813302        16,952.0528
01/01/2015 to 12/31/2015        10.813302         10.521188        19,077.3968
--------------------------      ---------         ---------       ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.987399          9.734008        10,384.0622
01/01/2012 to 12/31/2012         9.734008          9.969859        11,760.1386
01/01/2013 to 12/31/2013         9.969859          9.895765        10,843.9853
01/01/2014 to 12/31/2014         9.895765          9.812226         5,435.3203
01/01/2015 to 12/31/2015         9.812226          9.567621         4,708.1856
--------------------------      ---------         ---------       ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         9.997918         10.860673             0.0000
01/01/2010 to 12/31/2010        10.860673         12.099496             0.0000
01/01/2011 to 12/31/2011        12.099496         11.832988             0.0000
01/01/2012 to 12/31/2012        11.832988         13.267839             0.0000
01/01/2013 to 12/31/2013        13.267839         13.153181             0.0000
01/01/2014 to 12/31/2014        13.153181         13.052813             0.0000
01/01/2015 to 12/31/2015        13.052813         12.274357             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        11.570684         12.903002       982,017.6110
01/01/2007 to 12/31/2007        12.903002         13.024293       602,080.7795
01/01/2008 to 12/31/2008        13.024293          7.562984       697,793.0189
01/01/2009 to 12/31/2009         7.562984          9.843201       601,888.9500
01/01/2010 to 12/31/2010         9.843201         11.251762       598,311.9581
01/01/2011 to 12/31/2011        11.251762         10.402724       574,376.1933
01/01/2012 to 12/31/2012        10.402724         11.914653       574,542.6876
01/01/2013 to 12/31/2013        11.914653         15.140008       545,171.9191
01/01/2014 to 12/31/2014        15.140008         15.610967       421,891.0537
01/01/2015 to 12/31/2015        15.610967         15.009529       384,897.1844
--------------------------      ---------         ---------       ------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.950891         10.377682         2,885.8704
01/01/2013 to 12/31/2013        10.377682         11.644752        12,076.5729
01/01/2014 to 12/31/2014        11.644752         12.527974        20,239.7333
01/01/2015 to 12/31/2015        12.527974         11.789721        23,844.7134
--------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.077106          1.122470             0.0000
01/01/2014 to 12/31/2014         1.122470          1.203340             0.0000
01/01/2015 to 12/31/2015         1.203340          1.166383             0.0000
--------------------------      ---------         ---------       ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        16.012689         17.775216       345,165.9059
01/01/2007 to 12/31/2007        17.775216         16.911972       299,209.1362
01/01/2008 to 12/31/2008        16.911972         11.644231       230,552.8383
01/01/2009 to 12/31/2009        11.644231         14.447080       219,343.5800
01/01/2010 to 12/31/2010        14.447080         16.995902       195,635.3734
01/01/2011 to 12/31/2011        16.995902         15.178255       176,077.4655
01/01/2012 to 12/31/2012        15.178255         17.569665       157,018.8103
01/01/2013 to 12/31/2013        17.569665         22.832759       130,244.8333
01/01/2014 to 12/31/2014        22.832759         22.787306       111,889.2520
01/01/2015 to 12/31/2015        22.787306         21.149125       105,141.0828
--------------------------      ---------         ---------       ------------

MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

05/01/2006 to 12/31/2006         9.988438         10.443386         3,848.0428
01/01/2007 to 12/31/2007        10.443386         13.997877        29,645.1320
01/01/2008 to 12/31/2008        13.997877          6.107034        39,072.7258
01/01/2009 to 12/31/2009         6.107034         10.123524        67,145.2700
01/01/2010 to 12/31/2010        10.123524         12.282999        75,164.3209
01/01/2011 to 12/31/2011        12.282999          9.797930        74,870.5751
01/01/2012 to 12/31/2012         9.797930         11.429024        59,347.9265
01/01/2013 to 12/31/2013        11.429024         10.655323        43,697.9889
01/01/2014 to 12/31/2014        10.655323          9.772978        36,284.2014
01/01/2015 to 12/31/2015         9.772978          8.264436        37,046.4549
--------------------------      ---------         ---------       ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        12.543118         15.577096       310,122.8863
01/01/2007 to 12/31/2007        15.577096         17.313567       278,333.0576
01/01/2008 to 12/31/2008        17.313567          9.790126       216,465.2524
01/01/2009 to 12/31/2009         9.790126         12.638051       202,264.8100
01/01/2010 to 12/31/2010        12.638051         13.814584       191,642.4258
01/01/2011 to 12/31/2011        13.814584         12.102702       186,638.6378
01/01/2012 to 12/31/2012        12.102702         13.857650       172,469.4998
01/01/2013 to 12/31/2013        13.857650         16.215302       166,321.0639
01/01/2014 to 12/31/2014        16.215302         14.804391       145,789.2762
01/01/2015 to 12/31/2015        14.804391         14.268067       130,354.0593
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999740          1.032019             0.0000
01/01/2015 to 12/31/2015         1.032019          0.957133             0.0000
--------------------------       --------          --------             ------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        11.067004         10.901273       537,207.9281
01/01/2007 to 12/31/2007        10.901273         11.849895       437,638.2083
01/01/2008 to 12/31/2008        11.849895         10.825292       355,871.0936
01/01/2009 to 12/31/2009        10.825292         12.538680       303,299.6900
01/01/2010 to 12/31/2010        12.538680         13.257567       279,802.5113
01/01/2011 to 12/31/2011        13.257567         14.458039       263,365.7084
01/01/2012 to 12/31/2012        14.458039         15.479838       227,580.5466
01/01/2013 to 12/31/2013        15.479838         13.779703       190,105.3094
01/01/2014 to 12/31/2014        13.779703         13.911521       170,277.9624
01/01/2015 to 12/31/2015        13.911521         13.225162       153,669.9741
--------------------------      ---------         ---------       ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        11.902882         12.207117       585,550.2474
01/01/2007 to 12/31/2007        12.207117         12.882116       542,542.4162
01/01/2008 to 12/31/2008        12.882116         12.690839       525,723.3894
01/01/2009 to 12/31/2009        12.690839         14.697007       437,952.3100
01/01/2010 to 12/31/2010        14.697007         15.598687       431,203.4314
01/01/2011 to 12/31/2011        15.598687         15.791031       412,049.5206
01/01/2012 to 12/31/2012        15.791031         16.928614       430,198.5872
01/01/2013 to 12/31/2013        16.928614         16.291852       333,921.5475
01/01/2014 to 12/31/2014        16.291852         16.655315       274,386.8789
01/01/2015 to 12/31/2015        16.655315         16.342669       248,069.8132
--------------------------      ---------         ---------       ------------

PIONEER FUND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        12.413929         15.168928             0.0000
01/01/2010 to 12/31/2010        15.168928         17.254736         1,163.5509
01/01/2011 to 12/31/2011        17.254736         16.105760         2,767.7242
01/01/2012 to 12/31/2012        16.105760         17.440825         1,213.7024
01/01/2013 to 12/31/2013        17.440825         22.710843         2,530.0192
01/01/2014 to 12/31/2014        22.710843         24.719350         1,352.3661
01/01/2015 to 12/31/2015        24.719350         24.193312         1,266.8528
--------------------------      ---------         ---------       ------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)

05/03/2010 to 12/31/2010        11.712733         12.262151         7,739.6706
01/01/2011 to 12/31/2011        12.262151         12.447946        14,113.8088
01/01/2012 to 12/31/2012        12.447946         13.611429        16,083.0364
01/01/2013 to 12/31/2013        13.611429         13.543678        10,216.2365
01/01/2014 to 12/31/2014        13.543678         13.879160        20,585.5130
01/01/2015 to 12/31/2015        13.879160         13.419475        26,729.6707
--------------------------      ---------         ---------       ------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.718421         10.847689         8,886.5983
01/01/2013 to 12/31/2013        10.847689         10.162484             0.0000
01/01/2014 to 12/31/2014        10.162484         10.724718             0.0000
01/01/2015 to 12/31/2015        10.724718         10.568127             0.0000
--------------------------      ---------         ---------       ------------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.214701         10.715574         3,255.7806
01/01/2014 to 12/31/2014        10.715574         11.422414         3,894.2181
01/01/2015 to 12/31/2015        11.422414         11.067180         3,358.9071
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010663          1.064484        18,092.0092
01/01/2013 to 12/31/2013         1.064484          1.150055        20,553.5808
01/01/2014 to 12/31/2014         1.150055          1.215740        20,364.9215
01/01/2015 to 12/31/2015         1.215740          1.182372        36,234.5026
--------------------------       --------          --------        -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME
ETF SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008         8.275315          8.432783        71,923.5862
01/01/2009 to 12/31/2009         8.432783         10.333264       132,301.2500
01/01/2010 to 12/31/2010        10.333264         11.379773       136,206.6114
01/01/2011 to 12/31/2011        11.379773         11.284525        98,475.4672
01/01/2012 to 12/31/2012        11.284525         12.493205        88,682.6905
01/01/2013 to 12/31/2013        12.493205         13.843251        90,157.5915
01/01/2014 to 12/31/2014        13.843251         14.372122        79,588.7895
01/01/2015 to 12/31/2015        14.372122         13.824769        80,085.5119
--------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS
B))

11/10/2008 to 12/31/2008         7.662179          7.731161        30,142.2722
01/01/2009 to 12/31/2009         7.731161          9.793017        39,785.6200
01/01/2010 to 12/31/2010         9.793017         10.968839        35,084.5654
01/01/2011 to 12/31/2011        10.968839         10.533663        47,673.6248
01/01/2012 to 12/31/2012        10.533663         11.887943        36,787.4043
01/01/2013 to 12/31/2013        11.887943         13.772250        39,500.3192
01/01/2014 to 12/31/2014        13.772250         14.239908        23,672.8048
01/01/2015 to 12/31/2015        14.239908         13.648985        26,396.8743
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        47.642491         55.062441       288,901.2803
01/01/2007 to 12/31/2007        55.062441         56.030968       250,298.3204
01/01/2008 to 12/31/2008        56.030968         35.000435       223,483.9704
01/01/2009 to 12/31/2009        35.000435         40.658089       206,660.7900
01/01/2010 to 12/31/2010        40.658089         46.682743       186,060.2686
01/01/2011 to 12/31/2011        46.682743         43.968910       153,239.0111
01/01/2012 to 12/31/2012        43.968910         50.892657       131,865.3781
01/01/2013 to 12/31/2013        50.892657         66.801079       116,213.9961
01/01/2014 to 12/31/2014        66.801079         74.248482        99,937.6450
01/01/2015 to 12/31/2015        74.248482         70.238585        90,804.5410
--------------------------      ---------         ---------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006         7.852952          8.180513       573,069.1221
01/01/2007 to 12/31/2007         8.180513          9.441318       445,288.8641
01/01/2008 to 12/31/2008         9.441318          5.580999       372,477.3486
01/01/2009 to 12/31/2009         5.580999          7.966011       336,984.3600
01/01/2010 to 12/31/2010         7.966011          9.979980       318,046.1811
01/01/2011 to 12/31/2011         9.979980          9.631171       228,074.6144
01/01/2012 to 12/31/2012         9.631171         10.741882       198,851.3519
01/01/2013 to 12/31/2013        10.741882         14.395139       192,862.2872
01/01/2014 to 12/31/2014        14.395139         15.928538       161,033.2550
01/01/2015 to 12/31/2015        15.928538         16.671745       145,507.1440
--------------------------      ---------         ---------       ------------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.651265         12.743081        12,598.7833
01/01/2014 to 12/31/2014        12.743081         12.085198         8,576.2854
01/01/2015 to 12/31/2015        12.085198         11.600395         9,450.7547
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.087913          6.034090           9,868.8798
01/01/2009 to 12/31/2009         6.034090          8.440167          15,146.0500
01/01/2010 to 12/31/2010         8.440167          8.852245          15,894.4285
01/01/2011 to 12/31/2011         8.852245          7.445105          11,765.7652
01/01/2012 to 12/31/2012         7.445105          8.578318          16,573.6937
01/01/2013 to 04/26/2013         8.578318          8.882788               0.0000
--------------------------      ---------          --------          -----------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        13.680406         14.113833           1,218.4600
01/01/2010 to 12/31/2010        14.113833         14.630748           1,981.8524
01/01/2011 to 12/31/2011        14.630748         15.382633           1,565.6345
01/01/2012 to 12/31/2012        15.382633         15.632356          10,565.6356
01/01/2013 to 12/31/2013        15.632356         14.943885           9,375.5481
01/01/2014 to 12/31/2014        14.943885         15.463191           4,052.1742
01/01/2015 to 12/31/2015        15.463191         15.163609           3,143.8678
--------------------------      ---------         ---------          -----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006         9.829291         10.083745         359,479.0254
01/01/2007 to 12/31/2007        10.083745         10.369242         711,766.0045
01/01/2008 to 12/31/2008        10.369242         10.437994       1,031,846.0712
01/01/2009 to 12/31/2009        10.437994         10.267473         769,160.6400
01/01/2010 to 12/31/2010        10.267473         10.074225         674,565.5497
01/01/2011 to 12/31/2011        10.074225          9.885130         594,688.6211
01/01/2012 to 12/31/2012         9.885130          9.698069         282,712.8314
01/01/2013 to 12/31/2013         9.698069          9.515538         270,137.9449
01/01/2014 to 12/31/2014         9.515538          9.336444         263,140.3050
01/01/2015 to 12/31/2015         9.336444          9.160719         259,873.2766
--------------------------      ---------         ---------       --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.360064         17.061098          36,097.7915
01/01/2014 to 12/31/2014        17.061098         18.560625          30,463.4475
01/01/2015 to 12/31/2015        18.560625         18.685549          29,445.8970
--------------------------      ---------         ---------       --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        12.104461         12.598415          69,911.0420
01/01/2007 to 12/31/2007        12.598415         15.344884          57,361.9080
01/01/2008 to 12/31/2008        15.344884          7.783610          51,733.7185
01/01/2009 to 12/31/2009         7.783610         11.239190          46,250.5500
01/01/2010 to 12/31/2010        11.239190         14.023333          41,374.6465
01/01/2011 to 12/31/2011        14.023333         12.732671          43,057.8686
01/01/2012 to 12/31/2012        12.732671         13.243738          40,613.6624
01/01/2013 to 04/26/2013        13.243738         14.267902               0.0000
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        11.519694         11.588731         361,058.9605
01/01/2007 to 12/31/2007        11.588731         12.664321         327,248.8920
01/01/2008 to 12/31/2008        12.664321          7.884117         283,363.5454
01/01/2009 to 12/31/2009         7.884117         10.796267         280,371.4900
01/01/2010 to 12/31/2010        10.796267         11.791672         270,194.4033
01/01/2011 to 12/31/2011        11.791672         11.595850         237,971.4584
01/01/2012 to 12/31/2012        11.595850         13.146384         454,811.1645
01/01/2013 to 12/31/2013        13.146384         17.637135         408,433.1136
01/01/2014 to 12/31/2014        17.637135         18.818245         348,080.5210
01/01/2015 to 12/31/2015        18.818245         20.410115         310,030.4815
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

11/12/2007 to 12/31/2007         9.563975          9.975512           4,599.8967
01/01/2008 to 12/31/2008         9.975512          5.695473          17,983.6007
01/01/2009 to 12/31/2009         5.695473          6.887615          23,146.3600
01/01/2010 to 12/31/2010         6.887615          7.797745          22,481.7669
01/01/2011 to 12/31/2011         7.797745          7.357485          26,249.1303
01/01/2012 to 12/31/2012         7.357485          8.133087           2,913.4671
01/01/2013 to 04/26/2013         8.133087          8.726468               0.0000
--------------------------       --------          --------          -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006         8.424977          8.892595         910,892.6432
01/01/2007 to 12/31/2007         8.892595          9.975273         808,015.5291
01/01/2008 to 12/31/2008         9.975273          5.290726         694,795.5012
01/01/2009 to 12/31/2009         5.290726          7.459833         633,817.0300
01/01/2010 to 12/31/2010         7.459833          8.007296         564,904.9151
01/01/2011 to 12/31/2011         8.007296          7.748428         447,345.5818
01/01/2012 to 04/27/2012         7.748428          8.702779               0.0000
--------------------------       --------          --------         ------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        15.967065         17.574617         362,659.5132
01/01/2007 to 12/31/2007        17.574617         16.022131         318,593.9459
01/01/2008 to 12/31/2008        16.022131          8.467499         270,166.4324
01/01/2009 to 12/31/2009         8.467499         11.730917         251,482.6000
01/01/2010 to 12/31/2010        11.730917         13.209181         229,592.1030
01/01/2011 to 12/31/2011        13.209181         13.802315         185,367.2192
01/01/2012 to 12/31/2012        13.802315         15.109494         174,944.4178
01/01/2013 to 12/31/2013        15.109494         20.237803         154,816.1857
01/01/2014 to 12/31/2014        20.237803         20.189271         133,025.5893
01/01/2015 to 12/31/2015        20.189271         17.894681         121,536.7854
--------------------------      ---------         ---------         ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        10.064240         10.127304               0.0000
01/01/2009 to 12/31/2009        10.127304         14.181330               0.0000
01/01/2010 to 12/31/2010        14.181330         17.057883             673.4023
01/01/2011 to 12/31/2011        17.057883         14.017102           1,015.6189
01/01/2012 to 12/31/2012        14.017102         16.214180             920.8997
01/01/2013 to 12/31/2013        16.214180         20.300375           4,893.3457
01/01/2014 to 12/31/2014        20.300375         18.584810           5,746.8529
01/01/2015 to 12/31/2015        18.584810         19.284466           5,059.7708
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.332149         13.550342          63,288.0195
01/01/2015 to 12/31/2015        13.550342         13.217456          80,429.9890
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.910122         14.251064       2,624,007.5164
01/01/2015 to 12/31/2015        14.251064         13.832750       2,280,822.3528
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2006 to 12/31/2006        10.357964         11.040211       1,598,217.3594
01/01/2007 to 12/31/2007        11.040211         11.472478       1,714,054.4038
01/01/2008 to 12/31/2008        11.472478          8.931449       1,403,709.0740
01/01/2009 to 12/31/2009         8.931449         10.770887       1,501,860.3000
01/01/2010 to 12/31/2010        10.770887         11.720442       1,417,850.7498
01/01/2011 to 12/31/2011        11.720442         11.704503       1,530,248.3631
01/01/2012 to 12/31/2012        11.704503         12.736086       1,481,663.6677
01/01/2013 to 12/31/2013        12.736086         13.631012       1,349,392.9540
01/01/2014 to 04/25/2014        13.631012         13.721523               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2006 to 12/31/2006        10.614857         11.481355       1,827,127.5085
01/01/2007 to 12/31/2007        11.481355         11.963296       2,290,443.2291
01/01/2008 to 12/31/2008        11.963296          8.636307       2,087,657.5302
01/01/2009 to 12/31/2009         8.636307         10.684293       1,962,479.3300
01/01/2010 to 12/31/2010        10.684293         11.783178       2,111,177.0350
01/01/2011 to 12/31/2011        11.783178         11.548371       1,917,844.5505
01/01/2012 to 12/31/2012        11.548371         12.734194       1,815,270.2350
01/01/2013 to 12/31/2013        12.734194         14.271995       1,677,188.0374
01/01/2014 to 04/25/2014        14.271995         14.312622               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.304806         14.766474       2,630,275.7924
01/01/2015 to 12/31/2015        14.766474         14.304850       2,450,996.1349
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2006 to 12/31/2006        10.918136         11.996419       4,321,235.4166
01/01/2007 to 12/31/2007        11.996419         12.344089       4,364,179.2308
01/01/2008 to 12/31/2008        12.344089          8.243149       4,541,863.6196
01/01/2009 to 12/31/2009         8.243149         10.379836       4,311,431.3700
01/01/2010 to 12/31/2010        10.379836         11.568201       4,009,708.4123
01/01/2011 to 12/31/2011        11.568201         11.157644       3,585,466.7004
01/01/2012 to 12/31/2012        11.157644         12.471587       3,320,296.3740
01/01/2013 to 12/31/2013        12.471587         14.613171       2,939,172.6375
01/01/2014 to 04/25/2014        14.613171         14.610666               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.278990         14.824869       3,326,979.4763
01/01/2015 to 12/31/2015        14.824869         14.299108       2,972,267.7700
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2006 to 12/31/2006        11.348007         12.648785       4,554,633.4817
01/01/2007 to 12/31/2007        12.648785         12.993010       4,817,668.7273
01/01/2008 to 12/31/2008        12.993010          7.920380       4,797,079.0199
01/01/2009 to 12/31/2009         7.920380         10.110345       4,518,008.7300
01/01/2010 to 12/31/2010        10.110345         11.456775       4,257,983.5300
01/01/2011 to 12/31/2011        11.456775         10.806138       4,042,008.5957
01/01/2012 to 12/31/2012        10.806138         12.268357       3,690,752.7639
01/01/2013 to 12/31/2013        12.268357         15.156984       3,382,356.8704
01/01/2014 to 04/25/2014        15.156984         15.071967               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.997918          7.009436         5,864.3866
01/01/2009 to 12/31/2009         7.009436          8.841161        15,243.2600
01/01/2010 to 12/31/2010         8.841161          9.546299        36,074.6244
01/01/2011 to 12/31/2011         9.546299          9.202085        33,200.1687
01/01/2012 to 12/31/2012         9.202085         10.483706        34,333.8457
01/01/2013 to 04/26/2013        10.483706         11.268352             0.0000
--------------------------      ---------         ---------        -----------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.601666         13.171307         2,608.9200
01/01/2010 to 12/31/2010        13.171307         16.273172         2,945.8998
01/01/2011 to 12/31/2011        16.273172         15.609908         4,710.4570
01/01/2012 to 12/31/2012        15.609908         17.958955         4,003.0287
01/01/2013 to 12/31/2013        17.958955         23.392505        10,979.5904
01/01/2014 to 12/31/2014        23.392505         25.066670         9,483.3721
01/01/2015 to 12/31/2015        25.066670         23.936353         7,319.2457
--------------------------      ---------         ---------        -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        11.455096         12.947028       179,713.2007
01/01/2007 to 12/31/2007        12.947028         13.333947       150,974.1653
01/01/2008 to 12/31/2008        13.333947          8.207703       126,593.0513
01/01/2009 to 12/31/2009         8.207703         10.140674       147,741.1000
01/01/2010 to 12/31/2010        10.140674         11.391722       147,927.1408
01/01/2011 to 12/31/2011        11.391722         11.360548       128,740.9148
01/01/2012 to 12/31/2012        11.360548         12.865299       120,633.2465
01/01/2013 to 12/31/2013        12.865299         16.624657       115,171.0980
01/01/2014 to 12/31/2014        16.624657         18.448430       106,645.8631
01/01/2015 to 12/31/2015        18.448430         18.266536        66,316.2271
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        17.550580         20.437846        52,014.1326
01/01/2014 to 12/31/2014        20.437846         22.171216        48,760.9423
01/01/2015 to 12/31/2015        22.171216         21.674637        46,956.7584
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.997918          6.577412         1,004.1733
01/01/2009 to 12/31/2009         6.577412          8.059563        16,371.4500
01/01/2010 to 12/31/2010         8.059563          8.779668        64,159.7725
01/01/2011 to 12/31/2011         8.779668          8.567648        64,238.6160
01/01/2012 to 12/31/2012         8.567648          9.575332        63,956.2691
01/01/2013 to 04/26/2013         9.575332         10.472267             0.0000
--------------------------      ---------         ---------       ------------

MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009         8.756520         11.246923         3,334.0700
01/01/2010 to 12/31/2010        11.246923         11.892205         3,334.0710
01/01/2011 to 12/31/2011        11.892205         10.192314         4,058.1496
01/01/2012 to 12/31/2012        10.192314         11.793437         4,150.7701
01/01/2013 to 12/31/2013        11.793437         14.052125         3,730.7399
01/01/2014 to 12/31/2014        14.052125         12.914782         6,558.5101
01/01/2015 to 12/31/2015        12.914782         12.505582         3,239.2592
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.825288         23.429557        66,920.2564
01/01/2014 to 12/31/2014        23.429557         22.919485        56,917.5191
01/01/2015 to 12/31/2015        22.919485         22.573569        50,811.1716
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2006 to 12/31/2006        14.154574         15.927114       147,604.3052
01/01/2007 to 12/31/2007        15.927114         15.202206       127,382.0185
01/01/2008 to 12/31/2008        15.202206          9.202464       115,726.8586
01/01/2009 to 12/31/2009         9.202464         12.348579       114,170.5400
01/01/2010 to 12/31/2010        12.348579         14.886019       109,284.5743
01/01/2011 to 12/31/2011        14.886019         13.835741       107,341.0730
01/01/2012 to 12/31/2012        13.835741         14.291465        92,763.4835
01/01/2013 to 04/26/2013        14.291465         15.471275             0.0000
--------------------------      ---------         ---------       ------------

RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.854595         13.316341           734.8500
01/01/2010 to 12/31/2010        13.316341         16.534381         1,234.4793
01/01/2011 to 12/31/2011        16.534381         15.521640         3,270.0609
01/01/2012 to 12/31/2012        15.521640         17.656228         4,840.5580
01/01/2013 to 12/31/2013        17.656228         23.928209         5,497.2712
01/01/2014 to 12/31/2014        23.928209         24.588359         6,709.3926
01/01/2015 to 12/31/2015        24.588359         23.031100         5,135.2911
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.207873         20.396540        54,211.1534
01/01/2014 to 12/31/2014        20.396540         21.778971        49,593.5620
01/01/2015 to 12/31/2015        21.778971         23.615539        42,395.0009
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006         4.639082          4.795367       163,244.9070
01/01/2007 to 12/31/2007         4.795367          6.187776       161,648.8623
01/01/2008 to 12/31/2008         6.187776          3.372242       108,137.2786
01/01/2009 to 12/31/2009         3.372242          5.260154       124,133.0300
01/01/2010 to 12/31/2010         5.260154          6.590395       153,225.0339
01/01/2011 to 12/31/2011         6.590395          5.826713        73,445.8336
01/01/2012 to 12/31/2012         5.826713          6.409230        69,501.5124
01/01/2013 to 04/26/2013         6.409230          6.691623             0.0000
--------------------------      ---------         ---------       ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        11.597882         14.700819             0.0000
01/01/2010 to 12/31/2010        14.700819         18.610935             0.0000
01/01/2011 to 12/31/2011        18.610935         15.216237             0.0000
01/01/2012 to 12/31/2012        15.216237         15.313235             0.0000
01/01/2013 to 12/31/2013        15.313235         16.640946             0.0000
01/01/2014 to 12/31/2014        16.640946         13.254085             0.0000
01/01/2015 to 12/31/2015        13.254085          8.744354             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        14.929039         15.222294         2,816.2629
01/01/2007 to 12/31/2007        15.222294         15.536642         7,259.2480
01/01/2008 to 12/31/2008        15.536642         15.162330        19,190.9392
01/01/2009 to 12/31/2009        15.162330         15.484010        14,765.8400
01/01/2010 to 12/31/2010        15.484010         16.027078        11,233.1173
01/01/2011 to 12/31/2011        16.027078         16.554340        10,285.6934
01/01/2012 to 12/31/2012        16.554340         16.736131        12,679.0815
01/01/2013 to 12/31/2013        16.736131         16.272485         6,099.1187
01/01/2014 to 12/31/2014        16.272485         16.373384         3,044.1442
01/01/2015 to 12/31/2015        16.373384         16.114547         2,260.0040
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)

01/01/2006 to 12/31/2006        12.634573         14.183373      1,089,614.0542
01/01/2007 to 12/31/2007        14.183373         14.531708        927,884.0979
01/01/2008 to 12/31/2008        14.531708          8.631580        803,874.2632
01/01/2009 to 12/31/2009         8.631580         11.164658        737,483.4700
01/01/2010 to 12/31/2010        11.164658         12.249141        674,648.2369
01/01/2011 to 12/31/2011        12.249141         11.516763        559,819.5251
01/01/2012 to 12/31/2012        11.516763         12.734053        474,301.8288
01/01/2013 to 12/31/2013        12.734053         16.683680        419,921.7343
01/01/2014 to 12/31/2014        16.683680         18.079754        349,598.9289
01/01/2015 to 12/31/2015        18.079754         18.141560        305,546.1637

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC ALLOCATION SUB-ACCOUNT
 (CLASS B))

04/30/2012 to 12/31/2012        10.229595         10.585963          38,442.7246
01/01/2013 to 12/31/2013        10.585963         11.613923          79,612.9892
01/01/2014 to 12/31/2014        11.613923         12.306308          60,114.7498
01/01/2015 to 12/31/2015        12.306308         12.217725          56,268.3939
--------------------------      ---------         ---------          -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996864          1.041127               0.0000
01/01/2015 to 12/31/2015         1.041127          1.017571               0.0000
--------------------------      ---------         ---------          -----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.008575          7.016504       1,489,655.7097
01/01/2009 to 12/31/2009         7.016504          8.956971       3,822,164.8200
01/01/2010 to 12/31/2010         8.956971          9.916506       3,829,051.8587
01/01/2011 to 12/31/2011         9.916506          9.580447       3,742,922.6309
01/01/2012 to 12/31/2012         9.580447         10.735389       3,618,987.5090
01/01/2013 to 12/31/2013        10.735389         12.560555       3,403,675.0098
01/01/2014 to 12/31/2014        12.560555         13.148320       3,291,790.8307
01/01/2015 to 12/31/2015        13.148320         12.886937       2,801,438.8561
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.998575          6.364205       1,986,210.6664
01/01/2009 to 12/31/2009         6.364205          8.420381       4,395,530.4500
01/01/2010 to 12/31/2010         8.420381          9.432345       4,712,662.7847
01/01/2011 to 12/31/2011         9.432345          8.870103       4,408,752.1101
01/01/2012 to 12/31/2012         8.870103         10.169637       4,164,806.2926
01/01/2013 to 12/31/2013        10.169637         12.558744       3,548,921.6002
01/01/2014 to 12/31/2014        12.558744         13.188399       3,559,805.1009
01/01/2015 to 12/31/2015        13.188399         12.919678       3,362,225.9133
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.988576          5.763664         266,254.6293
01/01/2009 to 12/31/2009         5.763664          7.901709       1,118,936.3200
01/01/2010 to 12/31/2010         7.901709          9.229087         681,950.4277
01/01/2011 to 12/31/2011         9.229087          8.690929         642,255.2879
01/01/2012 to 12/31/2012         8.690929         10.071748         557,309.6489
01/01/2013 to 12/31/2013        10.071748         12.902859         511,625.3205
01/01/2014 to 12/31/2014        12.902859         13.778493         466,317.7026
01/01/2015 to 12/31/2015        13.778493         14.483400         539,399.6499
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.018575          7.690677         632,896.8899
01/01/2009 to 12/31/2009         7.690677          9.367447       1,776,531.4000
01/01/2010 to 12/31/2010         9.367447         10.162530       1,889,511.8604
01/01/2011 to 12/31/2011        10.162530         10.050728       1,908,835.0320
01/01/2012 to 12/31/2012        10.050728         10.995520       1,807,420.5064
01/01/2013 to 12/31/2013        10.995520         12.320964       1,656,785.9672
01/01/2014 to 12/31/2014        12.320964         12.903037       1,533,301.0448
01/01/2015 to 12/31/2015        12.903037         12.643921       1,454,377.7664
--------------------------      ---------         ---------       --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.164971         11.580699         179,700.9755
01/01/2013 to 12/31/2013        11.580699         11.043464          85,875.1020
01/01/2014 to 12/31/2014        11.043464         11.336607          72,005.6317
01/01/2015 to 12/31/2015        11.336607         10.118925          61,054.2632
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012          9.984300         10.314536      210,684.7251
01/01/2013 to 12/31/2013         10.314536         11.230860      455,726.0765
01/01/2014 to 12/31/2014         11.230860         11.741626      455,353.3757
01/01/2015 to 12/31/2015         11.741626         11.577379      296,209.5784
--------------------------       ---------         ---------      ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008         17.010615         12.733893        4,644.3595
01/01/2009 to 12/31/2009         12.733893         18.432949      126,101.1000
01/01/2010 to 12/31/2010         18.432949         21.064711      153,932.7576
01/01/2011 to 12/31/2011         21.064711         21.280670       75,345.9362
01/01/2012 to 12/31/2012         21.280670         24.479242       93,020.2725
01/01/2013 to 12/31/2013         24.479242         26.418292       97,736.2083
01/01/2014 to 12/31/2014         26.418292         26.936384       67,198.1051
01/01/2015 to 12/31/2015         26.936384         25.512415       64,266.9069
--------------------------       ---------         ---------      ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006         14.361086         19.503665      213,770.9582
01/01/2007 to 12/31/2007         19.503665         16.361582      145,227.6772
01/01/2008 to 12/31/2008         16.361582          9.419490      154,187.2780
01/01/2009 to 12/31/2009          9.419490         12.527414      160,189.2800
01/01/2010 to 12/31/2010         12.527414         14.357371      156,170.0263
01/01/2011 to 12/31/2011         14.357371         13.380587      164,363.9824
01/01/2012 to 12/31/2012         13.380587         16.639355      142,299.4059
01/01/2013 to 12/31/2013         16.639355         17.006799      140,017.1389
01/01/2014 to 12/31/2014         17.006799         19.014356      113,404.8164
01/01/2015 to 12/31/2015         19.014356         18.505723       97,285.4612
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006          8.060860          7.818713      232,569.9866
01/01/2007 to 12/31/2007          7.818713          7.892126      226,248.5456
01/01/2008 to 12/31/2008          7.892126          4.747779      205,007.5443
01/01/2009 to 12/31/2009          4.747779          6.231197      210,303.4700
01/01/2010 to 12/31/2010          6.231197          7.613826      203,319.1014
01/01/2011 to 12/31/2011          7.613826          7.759761      182,272.4032
01/01/2012 to 12/31/2012          7.759761          9.076542      185,207.8357
01/01/2013 to 12/31/2013          9.076542         13.044951      289,589.7952
01/01/2014 to 12/31/2014         13.044951         15.309203      388,852.6625
01/01/2015 to 12/31/2015         15.309203         14.501511      301,690.7758
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        155.513964        160.035224          328.4195
01/01/2011 to 12/31/2011        160.035224        146.053290          309.5836
01/01/2012 to 12/31/2012        146.053290        176.615267        3,628.7479
01/01/2013 to 12/31/2013        176.615267        224.517975        8,314.4105
01/01/2014 to 04/25/2014        224.517975        233.865730            0.0000
--------------------------      ----------        ----------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006         10.627269         11.180916       20,868.2533
01/01/2007 to 12/31/2007         11.180916         10.383877       22,854.5369
01/01/2008 to 12/31/2008         10.383877          4.651552       31,692.2665
01/01/2009 to 12/31/2009          4.651552          6.334860       52,849.6900
01/01/2010 to 12/31/2010          6.334860          6.711722       88,489.0988
01/01/2011 to 04/29/2011          6.711722          7.138968            0.0000
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        13.308023         15.197948         107,157.0510
01/01/2007 to 12/31/2007        15.197948         15.465093          99,419.1581
01/01/2008 to 12/31/2008        15.465093          9.757880          91,362.8861
01/01/2009 to 12/31/2009         9.757880         12.743199          83,013.9100
01/01/2010 to 12/31/2010        12.743199         15.626784          65,999.7393
01/01/2011 to 12/31/2011        15.626784         14.454596          68,293.2644
01/01/2012 to 12/31/2012        14.454596         16.851844          61,174.8283
01/01/2013 to 12/31/2013        16.851844         22.065390          69,612.1547
01/01/2014 to 12/31/2014        22.065390         24.661707          60,140.5669
01/01/2015 to 12/31/2015        24.661707         22.123409          46,963.5373
--------------------------      ---------         ---------         ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        15.780483         20.071036         254,524.7291
01/01/2007 to 12/31/2007        20.071036         19.588813         238,219.6437
01/01/2008 to 12/31/2008        19.588813         11.429986         247,935.4415
01/01/2009 to 12/31/2009        11.429986         17.494711         246,404.8500
01/01/2010 to 12/31/2010        17.494711         20.104387         221,872.1784
01/01/2011 to 12/31/2011        20.104387         17.016156         189,393.9760
01/01/2012 to 12/31/2012        17.016156         21.708384         194,027.8649
01/01/2013 to 12/31/2013        21.708384         27.961401         246,260.0657
01/01/2014 to 12/31/2014        27.961401         26.002213         250,565.4949
01/01/2015 to 12/31/2015        26.002213         24.505751         241,990.2919
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010730          1.048710       1,970,136.2397
01/01/2013 to 12/31/2013         1.048710          1.054430       1,436,191.3463
01/01/2014 to 12/31/2014         1.054430          1.098896       1,225,097.6187
01/01/2015 to 12/31/2015         1.098896          1.039093       1,127,791.8654
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        10.482927         12.009028         730,654.8911
01/01/2007 to 12/31/2007        12.009028         11.557695         586,576.6897
01/01/2008 to 12/31/2008        11.557695          7.311136         582,309.5651
01/01/2009 to 12/31/2009         7.311136          9.134319         654,150.8300
01/01/2010 to 12/31/2010         9.134319         10.355646         694,766.4660
01/01/2011 to 12/31/2011        10.355646         10.070573         660,317.2294
01/01/2012 to 12/31/2012        10.070573         11.772115         591,194.3865
01/01/2013 to 12/31/2013        11.772115         15.732268         551,040.8352
01/01/2014 to 12/31/2014        15.732268         16.975188         501,354.4094
01/01/2015 to 12/31/2015        16.975188         15.755453         481,921.6437
--------------------------      ---------         ---------       --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        25.455881         16.783283         498,570.9496
01/01/2009 to 12/31/2009        16.783283         20.962355         484,186.6300
01/01/2010 to 12/31/2010        20.962355         25.973885         457,734.9255
01/01/2011 to 12/31/2011        25.973885         24.690934         413,436.2833
01/01/2012 to 12/31/2012        24.690934         27.952215         338,253.9549
01/01/2013 to 12/31/2013        27.952215         35.952829         277,223.5128
01/01/2014 to 12/31/2014        35.952829         38.910717         231,599.9686
01/01/2015 to 12/31/2015        38.910717         34.958606         211,564.5559
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        13.035149         14.692143       230,580.9637
01/01/2007 to 12/31/2007        14.692143         16.106871       167,547.2084
01/01/2008 to 12/31/2008        16.106871          9.741028       169,394.9110
01/01/2009 to 12/31/2009         9.741028         12.867069       312,799.3200
01/01/2010 to 12/31/2010        12.867069         16.026464       169,552.9197
01/01/2011 to 12/31/2011        16.026464         15.648867       116,546.6526
01/01/2012 to 12/31/2012        15.648867         18.261621       113,404.8567
01/01/2013 to 12/31/2013        18.261621         25.267876       109,595.7357
01/01/2014 to 12/31/2014        25.267876         26.914621        96,627.0131
01/01/2015 to 12/31/2015        26.914621         26.112778       114,620.0803
--------------------------      ---------         ---------       ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.289575         10.746382       217,743.2733
01/01/2014 to 12/31/2014        10.746382         11.147721       278,294.9602
01/01/2015 to 12/31/2015        11.147721         11.056883       310,133.7782
--------------------------      ---------         ---------       ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.038574          8.958531       102,715.0448
01/01/2009 to 12/31/2009         8.958531          9.914745       237,540.3800
01/01/2010 to 12/31/2010         9.914745         10.383763       241,178.5414
01/01/2011 to 12/31/2011        10.383763         10.843343       232,725.6033
01/01/2012 to 12/31/2012        10.843343         11.228709       214,600.0134
01/01/2013 to 04/26/2013        11.228709         11.199946             0.0000
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012784          1.050758       190,883.9505
01/01/2013 to 12/31/2013         1.050758          1.151141       376,549.3488
01/01/2014 to 12/31/2014         1.151141          1.215536       223,821.0550
01/01/2015 to 12/31/2015         1.215536          1.210567       300,123.7078
--------------------------      ---------         ---------       ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

05/01/2006 to 12/31/2006         9.988932         10.346428             0.0000
01/01/2007 to 12/31/2007        10.346428         13.056584         4,649.3586
01/01/2008 to 12/31/2008        13.056584          7.827887        45,409.4605
01/01/2009 to 12/31/2009         7.827887         10.880671        58,121.0600
01/01/2010 to 12/31/2010        10.880671         13.104428       326,600.9991
01/01/2011 to 12/31/2011        13.104428         12.743706        65,011.6613
01/01/2012 to 12/31/2012        12.743706         14.707991       110,428.5838
01/01/2013 to 12/31/2013        14.707991         17.004709        83,145.8011
01/01/2014 to 12/31/2014        17.004709         17.367049       104,415.2403
01/01/2015 to 12/31/2015        17.367049         17.353207        66,458.0212
--------------------------      ---------         ---------       ------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        17.236958         18.571397       713,747.7129
01/01/2007 to 12/31/2007        18.571397         19.530893       703,520.1220
01/01/2008 to 12/31/2008        19.530893         15.691614       632,855.7845
01/01/2009 to 12/31/2009        15.691614         21.184702       612,561.6200
01/01/2010 to 12/31/2010        21.184702         23.622434       587,544.1006
01/01/2011 to 12/31/2011        23.622434         24.357741       519,164.0967
01/01/2012 to 12/31/2012        24.357741         27.154250       463,516.9708
01/01/2013 to 12/31/2013        27.154250         28.942193       334,692.1121
01/01/2014 to 12/31/2014        28.942193         29.947945       285,075.5190
01/01/2015 to 12/31/2015        29.947945         28.918367       250,711.1221
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         9.998219         10.229633          10,912.5312
01/01/2011 to 12/31/2011        10.229633         10.300527          68,414.7160
01/01/2012 to 12/31/2012        10.300527         10.912106          75,868.0673
01/01/2013 to 12/31/2013        10.912106         11.184364          72,186.9647
01/01/2014 to 12/31/2014        11.184364         11.121170          68,297.4508
01/01/2015 to 12/31/2015        11.121170         10.885868          62,182.4244
--------------------------      ---------         ---------          -----------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.988220          9.773621          34,235.0737
01/01/2012 to 12/31/2012         9.773621         10.070996         130,255.8768
01/01/2013 to 12/31/2013        10.070996         10.056309         183,163.3666
01/01/2014 to 12/31/2014        10.056309         10.031423         194,507.7146
01/01/2015 to 12/31/2015        10.031423          9.840222         155,351.4775
--------------------------      ---------         ---------         ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         9.998575         10.904481           8,194.6400
01/01/2010 to 12/31/2010        10.904481         12.221348          27,541.0194
01/01/2011 to 12/31/2011        12.221348         12.023913          30,025.0902
01/01/2012 to 12/31/2012        12.023913         13.563466          29,838.4637
01/01/2013 to 12/31/2013        13.563466         13.527178          28,861.1622
01/01/2014 to 12/31/2014        13.527178         13.504760          25,716.0181
01/01/2015 to 12/31/2015        13.504760         12.775823          24,058.4117
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        11.651175         13.070727         654,091.7300
01/01/2007 to 12/31/2007        13.070727         13.273444         668,628.8654
01/01/2008 to 12/31/2008        13.273444          7.754319       2,713,302.4580
01/01/2009 to 12/31/2009         7.754319         10.152970       2,495,516.9500
01/01/2010 to 12/31/2010        10.152970         11.675624       2,315,027.9721
01/01/2011 to 12/31/2011        11.675624         10.859463       2,094,628.1203
01/01/2012 to 12/31/2012        10.859463         12.512996       1,818,351.7610
01/01/2013 to 12/31/2013        12.512996         15.995949       1,604,023.7150
01/01/2014 to 12/31/2014        15.995949         16.592811       1,370,070.8118
01/01/2015 to 12/31/2015        16.592811         16.049593       1,105,825.6700
--------------------------      ---------         ---------       --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.011276         10.482770         137,857.5184
01/01/2013 to 12/31/2013        10.482770         11.833440         298,480.6318
01/01/2014 to 12/31/2014        11.833440         12.807579         322,286.2246
01/01/2015 to 12/31/2015        12.807579         12.125407         242,268.4859
--------------------------      ---------         ---------       --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.080260          1.130318          42,964.4413
01/01/2014 to 12/31/2014         1.130318          1.219045           6,220.2549
01/01/2015 to 12/31/2015         1.219045          1.188718         788,379.9949
--------------------------      ---------         ---------       --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        16.352461         18.261325         297,320.2937
01/01/2007 to 12/31/2007        18.261325         17.479670         253,296.5220
01/01/2008 to 12/31/2008        17.479670         12.107897         246,374.0647
01/01/2009 to 12/31/2009        12.107897         15.112789         269,550.6500
01/01/2010 to 12/31/2010        15.112789         17.885935         440,161.9995
01/01/2011 to 12/31/2011        17.885935         16.069084         207,475.3833
01/01/2012 to 12/31/2012        16.069084         18.713333         206,209.7128
01/01/2013 to 12/31/2013        18.713333         24.465258         234,320.1558
01/01/2014 to 12/31/2014        24.465258         24.563534         216,688.3523
01/01/2015 to 12/31/2015        24.563534         22.934927         147,244.3853
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

05/01/2006 to 12/31/2006         9.988932         10.485576           2,835.6493
01/01/2007 to 12/31/2007        10.485576         14.139404          11,313.7846
01/01/2008 to 12/31/2008        14.139404          6.206168         212,896.0530
01/01/2009 to 12/31/2009         6.206168         10.349730         500,738.8100
01/01/2010 to 12/31/2010        10.349730         12.632893         734,589.9684
01/01/2011 to 12/31/2011        12.632893         10.137634         357,684.4013
01/01/2012 to 12/31/2012        10.137634         11.896795         365,129.7129
01/01/2013 to 12/31/2013        11.896795         11.158201         446,124.9504
01/01/2014 to 12/31/2014        11.158201         10.295853         394,237.9879
01/01/2015 to 12/31/2015        10.295853          8.759074         309,394.3573
--------------------------      ---------         ---------         ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        12.880848         16.092474         603,044.2186
01/01/2007 to 12/31/2007        16.092474         17.994629         432,768.7608
01/01/2008 to 12/31/2008        17.994629         10.236813         413,505.8768
01/01/2009 to 12/31/2009        10.236813         13.294221         432,602.6600
01/01/2010 to 12/31/2010        13.294221         14.619173         453,184.3811
01/01/2011 to 12/31/2011        14.619173         12.884600         418,305.5153
01/01/2012 to 12/31/2012        12.884600         14.842148         381,277.3753
01/01/2013 to 12/31/2013        14.842148         17.471762         331,160.6856
01/01/2014 to 12/31/2014        17.471762         16.047577         307,264.6719
01/01/2015 to 12/31/2015        16.047577         15.559333         291,609.7256
--------------------------      ---------         ---------         ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999822          1.036303               0.0000
01/01/2015 to 12/31/2015         1.036303          0.966894               0.0000
--------------------------      ---------         ---------         ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        11.245632         11.143728         256,083.2801
01/01/2007 to 12/31/2007        11.143728         12.186705         236,762.8367
01/01/2008 to 12/31/2008        12.186705         11.200179         236,684.3964
01/01/2009 to 12/31/2009        11.200179         13.050909         354,047.1100
01/01/2010 to 12/31/2010        13.050909         13.882186         468,983.9171
01/01/2011 to 12/31/2011        13.882186         15.230028         498,093.5271
01/01/2012 to 12/31/2012        15.230028         16.405011         502,546.6561
01/01/2013 to 12/31/2013        16.405011         14.691194         463,377.5753
01/01/2014 to 12/31/2014        14.691194         14.920994         422,716.8845
01/01/2015 to 12/31/2015        14.920994         14.270235         394,345.3752
--------------------------      ---------         ---------         ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        12.223413         12.611070       1,628,841.7989
01/01/2007 to 12/31/2007        12.611070         13.388910       1,122,424.5428
01/01/2008 to 12/31/2008        13.388910         13.269677       1,836,957.9602
01/01/2009 to 12/31/2009        13.269677         15.459765       3,388,891.8900
01/01/2010 to 12/31/2010        15.459765         16.506947       2,601,342.1859
01/01/2011 to 12/31/2011        16.506947         16.810768       4,369,826.5175
01/01/2012 to 12/31/2012        16.810768         18.130822       3,621,705.7134
01/01/2013 to 12/31/2013        18.130822         17.553861       2,480,474.9718
01/01/2014 to 12/31/2014        17.553861         18.053464       1,701,994.2008
01/01/2015 to 12/31/2015        18.053464         17.821192       1,554,839.3493
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PIONEER FUND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        13.603770         16.688680          76,202.9300
01/01/2010 to 12/31/2010        16.688680         19.097595          65,073.8798
01/01/2011 to 12/31/2011        19.097595         17.932990          55,534.2858
01/01/2012 to 12/31/2012        17.932990         19.536993          52,280.1676
01/01/2013 to 12/31/2013        19.536993         25.593388          39,506.1882
01/01/2014 to 12/31/2014        25.593388         28.024451          37,288.6357
01/01/2015 to 12/31/2015        28.024451         27.593167          28,999.6357
--------------------------      ---------         ---------          -----------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)

05/03/2010 to 12/31/2010        24.171167         25.405794             446.2357
01/01/2011 to 12/31/2011        25.405794         25.945508          10,849.3749
01/01/2012 to 12/31/2012        25.945508         28.542174          23,191.3929
01/01/2013 to 12/31/2013        28.542174         28.571028          38,499.4028
01/01/2014 to 12/31/2014        28.571028         29.454919          44,832.6731
01/01/2015 to 12/31/2015        29.454919         28.650770          38,999.7344
--------------------------      ---------         ---------          -----------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.783430         10.957512          14,714.9789
01/01/2013 to 12/31/2013        10.957512         10.327163          23,172.5086
01/01/2014 to 12/31/2014        10.327163         10.964080          31,791.3097
01/01/2015 to 12/31/2015        10.964080         10.869017          30,196.5387
--------------------------      ---------         ---------          -----------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.216374         10.760741           6,487.8784
01/01/2014 to 12/31/2014        10.760741         11.539586          21,354.3745
01/01/2015 to 12/31/2015        11.539586         11.248011          26,801.5892
--------------------------      ---------         ---------          -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010762          1.068883         864,213.2742
01/01/2013 to 12/31/2013         1.068883          1.161756       2,515,162.8295
01/01/2014 to 12/31/2014         1.161756          1.235499       2,187,907.0806
01/01/2015 to 12/31/2015         1.235499          1.208822       1,153,134.0044
--------------------------      ---------         ---------       --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008         8.431507          8.599158       2,787,693.6433
01/01/2009 to 12/31/2009         8.599158         10.600545       3,031,686.8500
01/01/2010 to 12/31/2010        10.600545         11.744313       3,157,363.8325
01/01/2011 to 12/31/2011        11.744313         11.715944       3,262,408.5909
01/01/2012 to 12/31/2012        11.715944         13.049283       3,064,343.5324
01/01/2013 to 12/31/2013        13.049283         14.546415       2,761,173.7369
01/01/2014 to 12/31/2014        14.546415         15.193036       2,463,195.1784
01/01/2015 to 12/31/2015        15.193036         14.702394       2,241,202.4231
--------------------------      ---------         ---------       --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS
B))

11/10/2008 to 12/31/2008         7.806825          7.883723       1,040,729.3647
01/01/2009 to 12/31/2009         7.883723         10.046366       1,164,698.6100
01/01/2010 to 12/31/2010        10.046366         11.320254       1,203,297.2382
01/01/2011 to 12/31/2011        11.320254         10.936433       1,205,631.5408
01/01/2012 to 12/31/2012        10.936433         12.417139       1,201,084.7539
01/01/2013 to 12/31/2013        12.417139         14.471865       1,265,991.1343
01/01/2014 to 12/31/2014        14.471865         15.053334       1,179,114.4909
01/01/2015 to 12/31/2015        15.053334         14.515517         998,031.9703
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        48.925372         56.884355         514,776.6184
01/01/2007 to 12/31/2007        56.884355         58.235221         457,225.7942
01/01/2008 to 12/31/2008        58.235221         36.597630         428,888.4437
01/01/2009 to 12/31/2009        36.597630         42.769476         429,098.2600
01/01/2010 to 12/31/2010        42.769476         49.402240         411,027.0587
01/01/2011 to 12/31/2011        49.402240         46.809866         360,610.0337
01/01/2012 to 12/31/2012        46.809866         54.508674         317,553.3809
01/01/2013 to 12/31/2013        54.508674         71.977697         268,672.1838
01/01/2014 to 12/31/2014        71.977697         80.483634         228,419.9962
01/01/2015 to 12/31/2015        80.483634         76.595331         208,388.7533
--------------------------      ---------         ---------         ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006         8.064495          8.451316       1,007,530.5651
01/01/2007 to 12/31/2007         8.451316          9.812864         619,055.0272
01/01/2008 to 12/31/2008         9.812864          5.835734         633,847.6083
01/01/2009 to 12/31/2009         5.835734          8.379729         984,254.2900
01/01/2010 to 12/31/2010         8.379729         10.561395         937,799.2986
01/01/2011 to 12/31/2011        10.561395         10.253499         556,215.8988
01/01/2012 to 12/31/2012        10.253499         11.505166         495,214.1034
01/01/2013 to 12/31/2013        11.505166         15.510711         496,759.3974
01/01/2014 to 12/31/2014        15.510711         17.266223         413,393.0104
01/01/2015 to 12/31/2015        17.266223         18.180606         339,700.6982
--------------------------      ---------         ---------       --------------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        13.296585         14.601457         201,491.0416
01/01/2014 to 12/31/2014        14.601457         13.931004         240,721.1247
01/01/2015 to 12/31/2015        13.931004         13.452671         154,633.7100
--------------------------      ---------         ---------       --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.088572          6.059120         130,383.0723
01/01/2009 to 12/31/2009         6.059120          8.526167         288,323.3200
01/01/2010 to 12/31/2010         8.526167          8.996195         320,177.4014
01/01/2011 to 12/31/2011         8.996195          7.611678         319,026.9482
01/01/2012 to 12/31/2012         7.611678          8.823283         325,271.3533
01/01/2013 to 04/26/2013         8.823283          9.153894               0.0000
--------------------------      ---------         ---------       --------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        14.569022         15.090255           3,015.0700
01/01/2010 to 12/31/2010        15.090255         15.737050           9,840.3362
01/01/2011 to 12/31/2011        15.737050         16.645052          10,146.9500
01/01/2012 to 12/31/2012        16.645052         17.017605          35,296.3914
01/01/2013 to 12/31/2013        17.017605         16.366043          24,707.0658
01/01/2014 to 12/31/2014        16.366043         17.036667          34,996.6086
01/01/2015 to 12/31/2015        17.036667         16.807150          27,630.7225
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        10.094014         10.417463         273,210.8711
01/01/2007 to 12/31/2007        10.417463         10.777221         517,884.4061
01/01/2008 to 12/31/2008        10.777221         10.914141       1,219,381.8091
01/01/2009 to 12/31/2009        10.914141         10.800453       1,108,920.4500
01/01/2010 to 12/31/2010        10.800453         10.660952         791,077.1149
01/01/2011 to 12/31/2011        10.660952         10.523629         722,672.9733
01/01/2012 to 12/31/2012        10.523629         10.386964         703,985.3055
01/01/2013 to 12/31/2013        10.386964         10.252804         810,018.4087
01/01/2014 to 12/31/2014        10.252804         10.120377         460,779.3826
01/01/2015 to 12/31/2015        10.120377          9.989661         360,977.5767
--------------------------      ---------         ---------       --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        15.157349         18.081245          31,794.4233
01/01/2014 to 12/31/2014        18.081245         19.788822          20,929.1218
01/01/2015 to 12/31/2015        19.788822         20.041923          20,734.0029
--------------------------      ---------         ---------       --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        12.226213         12.801545          46,370.7652
01/01/2007 to 12/31/2007        12.801545         15.686606          42,540.5936
01/01/2008 to 12/31/2008        15.686606          8.005137          50,547.2214
01/01/2009 to 12/31/2009         8.005137         11.628611          57,550.6000
01/01/2010 to 12/31/2010        11.628611         14.596416          60,121.0792
01/01/2011 to 12/31/2011        14.596416         13.332640          33,122.7674
01/01/2012 to 12/31/2012        13.332640         13.951718          31,367.3501
01/01/2013 to 04/26/2013        13.951718         15.059331               0.0000
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        11.764232         11.905780         613,743.0869
01/01/2007 to 12/31/2007        11.905780         13.089520         417,221.2410
01/01/2008 to 12/31/2008        13.089520          8.198138         409,304.1269
01/01/2009 to 12/31/2009         8.198138         11.293795         442,216.3200
01/01/2010 to 12/31/2010        11.293795         12.409247         411,348.6585
01/01/2011 to 12/31/2011        12.409247         12.276458         355,159.3390
01/01/2012 to 12/31/2012        12.276458         14.002167         545,620.2428
01/01/2013 to 12/31/2013        14.002167         18.898229         497,005.9457
01/01/2014 to 12/31/2014        18.898229         20.285133         400,668.1043
01/01/2015 to 12/31/2015        20.285133         22.133484         346,682.2868
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

11/12/2007 to 12/31/2007         9.565877          9.985542               0.0000
01/01/2008 to 12/31/2008         9.985542          5.735714           5,788.3869
01/01/2009 to 12/31/2009         5.735714          6.978023          12,679.3500
01/01/2010 to 12/31/2010         6.978023          7.947595       1,115,559.7319
01/01/2011 to 12/31/2011         7.947595          7.543923          31,483.4344
01/01/2012 to 12/31/2012         7.543923          8.389614          49,478.4035
01/01/2013 to 04/26/2013         8.389614          9.018898               0.0000
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006         8.651885          9.190873         614,895.6744
01/01/2007 to 12/31/2007         9.190873         10.367771         537,140.6796
01/01/2008 to 12/31/2008        10.367771          5.532204         510,814.1805
01/01/2009 to 12/31/2009         5.532204          7.847238         458,516.6000
01/01/2010 to 12/31/2010         7.847238          8.473780         442,541.7263
01/01/2011 to 12/31/2011         8.473780          8.249075         394,919.7415
01/01/2012 to 04/27/2012         8.249075          9.283200               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        16.396913         18.156026          185,309.5425
01/01/2007 to 12/31/2007        18.156026         16.652392          161,422.5346
01/01/2008 to 12/31/2008        16.652392          8.853884          151,378.3014
01/01/2009 to 12/31/2009         8.853884         12.340053          144,169.8200
01/01/2010 to 12/31/2010        12.340053         13.978623          126,489.2256
01/01/2011 to 12/31/2011        13.978623         14.694020          112,827.1680
01/01/2012 to 12/31/2012        14.694020         16.182973          106,739.8611
01/01/2013 to 12/31/2013        16.182973         21.805972          107,910.9396
01/01/2014 to 12/31/2014        21.805972         21.884643          101,816.5371
01/01/2015 to 12/31/2015        21.884643         19.514168           98,387.6355
--------------------------      ---------         ---------          ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008        10.066059         10.137618               69.1893
01/01/2009 to 12/31/2009        10.137618         14.281201            8,620.2200
01/01/2010 to 12/31/2010        14.281201         17.281226            8,605.4646
01/01/2011 to 12/31/2011        17.281226         14.286034           33,564.7410
01/01/2012 to 12/31/2012        14.286034         16.625196           22,684.1041
01/01/2013 to 12/31/2013        16.625196         20.940119           21,070.1712
01/01/2014 to 12/31/2014        20.940119         19.285912           24,338.1487
01/01/2015 to 12/31/2015        19.285912         20.132407           24,304.3065
--------------------------      ---------         ---------          ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.138773         14.428629           93,763.6618
01/01/2015 to 12/31/2015        14.428629         14.158877           90,078.0584
--------------------------      ---------         ---------          ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.522958         14.939452        6,100,832.4826
01/01/2015 to 12/31/2015        14.939452         14.588222        5,229,165.7499
--------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2006 to 12/31/2006        10.430055         11.183762          188,059.5845
01/01/2007 to 12/31/2007        11.183762         11.691964          800,555.5716
01/01/2008 to 12/31/2008        11.691964          9.157310        1,459,289.2595
01/01/2009 to 12/31/2009         9.157310         11.109695        2,334,215.5600
01/01/2010 to 12/31/2010        11.109695         12.161825        2,740,538.5835
01/01/2011 to 12/31/2011        12.161825         12.218191        2,925,213.1822
01/01/2012 to 12/31/2012        12.218191         13.375464        2,824,903.5159
01/01/2013 to 12/31/2013        13.375464         14.401451        2,245,304.8176
01/01/2014 to 04/25/2014        14.401451         14.524510                0.0000
--------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2006 to 12/31/2006        10.688727         11.630632        1,141,012.3178
01/01/2007 to 12/31/2007        11.630632         12.192163        2,292,187.4525
01/01/2008 to 12/31/2008        12.192163          8.854726        3,036,575.9505
01/01/2009 to 12/31/2009         8.854726         11.020404        3,870,580.0800
01/01/2010 to 12/31/2010        11.020404         12.226944        4,641,933.6354
01/01/2011 to 12/31/2011        12.226944         12.055244        4,757,301.0599
01/01/2012 to 12/31/2012        12.055244         13.373515        4,563,756.9413
01/01/2013 to 12/31/2013        13.373515         15.078692        4,404,433.0490
01/01/2014 to 04/25/2014        15.078692         15.150236                0.0000
--------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.464132         16.028157       13,854,808.1444
01/01/2015 to 12/31/2015        16.028157         15.620560       12,690,271.6064
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2006 to 12/31/2006        10.994107         12.152378        3,752,281.9320
01/01/2007 to 12/31/2007        12.152378         12.580234        5,298,829.1487
01/01/2008 to 12/31/2008        12.580234          8.451645       12,103,070.9155
01/01/2009 to 12/31/2009         8.451645         10.706411       14,973,177.8600
01/01/2010 to 12/31/2010        10.706411         12.003908       16,550,276.5524
01/01/2011 to 12/31/2011        12.003908         11.647420       16,989,816.7331
01/01/2012 to 12/31/2012        11.647420         13.097782       16,300,284.3794
01/01/2013 to 12/31/2013        13.097782         15.439211       15,113,912.2201
01/01/2014 to 04/25/2014        15.439211         15.465784                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.941182         16.617936       11,420,575.8948
01/01/2015 to 12/31/2015        16.617936         16.125078       10,315,298.3003
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2006 to 12/31/2006        11.426958         12.813215        4,559,281.4958
01/01/2007 to 12/31/2007        12.813215         13.241565        7,008,703.4306
01/01/2008 to 12/31/2008        13.241565          8.120740       14,788,093.7682
01/01/2009 to 12/31/2009         8.120740         10.428495       15,338,430.2500
01/01/2010 to 12/31/2010        10.428495         11.888337       14,568,943.4534
01/01/2011 to 12/31/2011        11.888337         11.280553       13,717,285.7434
01/01/2012 to 12/31/2012        11.280553         12.884423       12,456,807.1299
01/01/2013 to 12/31/2013        12.884423         16.013844       12,676,191.6422
01/01/2014 to 04/25/2014        16.013844         15.954170                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.998575          7.038489          417,605.7008
01/01/2009 to 12/31/2009         7.038489          8.931219        1,251,328.9000
01/01/2010 to 12/31/2010         8.931219          9.701527        1,364,370.0984
01/01/2011 to 12/31/2011         9.701527          9.407894        1,357,682.8017
01/01/2012 to 12/31/2012         9.407894         10.783002        1,296,829.1911
01/01/2013 to 04/26/2013        10.783002         11.612168                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        11.179204         13.943832                6.6100
01/01/2010 to 12/31/2010        13.943832         17.331163            2,651.8491
01/01/2011 to 12/31/2011        17.331163         16.724655            2,487.2729
01/01/2012 to 12/31/2012        16.724655         19.357826            9,961.4034
01/01/2013 to 12/31/2013        19.357826         25.366238            7,377.3226
01/01/2014 to 12/31/2014        25.366238         27.345252            8,723.9168
01/01/2015 to 12/31/2015        27.345252         26.269357           30,286.6637
--------------------------      ---------         ---------       ---------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        11.731023         13.338443           95,416.7582
01/01/2007 to 12/31/2007        13.338443         13.820181           79,061.6761
01/01/2008 to 12/31/2008        13.820181          8.558483          109,635.4408
01/01/2009 to 12/31/2009         8.558483         10.637702          205,547.4100
01/01/2010 to 12/31/2010        10.637702         12.021908          175,351.4839
01/01/2011 to 12/31/2011        12.021908         12.061008          150,814.0012
01/01/2012 to 12/31/2012        12.061008         13.741140          152,235.9223
01/01/2013 to 12/31/2013        13.741140         17.863205          140,673.4160
01/01/2014 to 12/31/2014        17.863205         19.942122          114,690.6091
01/01/2015 to 12/31/2015        19.942122         19.864338          114,655.3561
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        19.178853         22.424400       488,142.6052
01/01/2014 to 12/31/2014        22.424400         24.472630       449,829.2883
01/01/2015 to 12/31/2015        24.472630         24.068496       412,863.3288
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.998575          6.604697        70,591.0452
01/01/2009 to 12/31/2009         6.604697          8.141697       370,610.8500
01/01/2010 to 12/31/2010         8.141697          8.922471       652,603.8249
01/01/2011 to 12/31/2011         8.922471          8.759302       764,814.1768
01/01/2012 to 12/31/2012         8.759302          9.848736       698,590.2703
01/01/2013 to 04/26/2013         9.848736         10.791833             0.0000
--------------------------      ---------         ---------       ------------

MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009         9.325674         12.025392         2,768.6000
01/01/2010 to 12/31/2010        12.025392         12.791765         4,112.2175
01/01/2011 to 12/31/2011        12.791765         11.029218         6,562.3348
01/01/2012 to 12/31/2012        11.029218         12.838985        35,061.5837
01/01/2013 to 12/31/2013        12.838985         15.389934        36,601.2929
01/01/2014 to 12/31/2014        15.389934         14.229479        58,020.2836
01/01/2015 to 12/31/2015        14.229479         13.861585        33,006.8546
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        20.331335         25.406323        93,561.1088
01/01/2014 to 12/31/2014        25.406323         25.002832        81,110.6111
01/01/2015 to 12/31/2015        25.002832         24.773678        70,172.8203
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2006 to 12/31/2006        14.495473         16.408565       111,697.0879
01/01/2007 to 12/31/2007        16.408565         15.756529       131,278.2056
01/01/2008 to 12/31/2008        15.756529          9.595726       153,906.5093
01/01/2009 to 12/31/2009         9.595726         12.953774       152,000.2600
01/01/2010 to 12/31/2010        12.953774         15.709433       142,323.9004
01/01/2011 to 12/31/2011        15.709433         14.688795       126,179.1685
01/01/2012 to 12/31/2012        14.688795         15.264435       122,573.7035
01/01/2013 to 04/26/2013        15.264435         16.556111             0.0000
--------------------------      ---------         ---------       ------------

RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        11.560189         14.238122             0.0000
01/01/2010 to 12/31/2010        14.238122         17.785176         5,848.4377
01/01/2011 to 12/31/2011        17.785176         16.796145        15,085.3390
01/01/2012 to 12/31/2012        16.796145         19.221546        24,561.1856
01/01/2013 to 12/31/2013        19.221546         26.206184        25,114.9406
01/01/2014 to 12/31/2014        26.206184         27.091268        21,507.8456
01/01/2015 to 12/31/2015        27.091268         25.528264        20,800.7517
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        17.679193         22.338144       291,878.5297
01/01/2014 to 12/31/2014        22.338144         23.995717       240,922.1525
01/01/2015 to 12/31/2015        23.995717         26.175789       223,401.6961
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006         4.764097          4.954155          92,431.7187
01/01/2007 to 12/31/2007         4.954155          6.431316          85,797.7021
01/01/2008 to 12/31/2008         6.431316          3.526189          84,001.8777
01/01/2009 to 12/31/2009         3.526189          5.533372         110,255.3900
01/01/2010 to 12/31/2010         5.533372          6.974360          95,815.1551
01/01/2011 to 12/31/2011         6.974360          6.203232          77,236.9680
01/01/2012 to 12/31/2012         6.203232          6.864666          76,825.1047
01/01/2013 to 04/26/2013         6.864666          7.180810               0.0000
--------------------------       --------          --------         ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        11.633525         14.804435          14,490.6000
01/01/2010 to 12/31/2010        14.804435         18.854763          23,302.8975
01/01/2011 to 12/31/2011        18.854763         15.508279          35,580.0950
01/01/2012 to 12/31/2012        15.508279         15.701587          38,479.6942
01/01/2013 to 12/31/2013        15.701587         17.165667          20,598.5399
01/01/2014 to 12/31/2014        17.165667         13.754473          24,458.8435
01/01/2015 to 12/31/2015        13.754473          9.129253          21,169.1613
--------------------------      ---------         ---------         ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        15.964032         16.375307             382.3422
01/01/2007 to 12/31/2007        16.375307         16.814588             593.1883
01/01/2008 to 12/31/2008        16.814588         16.508505          30,860.0092
01/01/2009 to 12/31/2009        16.508505         16.960174          28,022.3200
01/01/2010 to 12/31/2010        16.960174         17.660648          36,653.6313
01/01/2011 to 12/31/2011        17.660648         18.351099          63,876.4293
01/01/2012 to 12/31/2012        18.351099         18.664872          61,639.3762
01/01/2013 to 12/31/2013        18.664872         18.257014          62,065.6587
01/01/2014 to 12/31/2014        18.257014         18.480764          61,122.8734
01/01/2015 to 12/31/2015        18.480764         18.298079          53,958.1827
--------------------------      ---------         ---------         ------------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)

01/01/2006 to 12/31/2006        12.974739         14.652624       1,684,434.1394
01/01/2007 to 12/31/2007        14.652624         15.103332       1,289,026.3185
01/01/2008 to 12/31/2008        15.103332          9.025430       1,272,192.9266
01/01/2009 to 12/31/2009         9.025430         11.744348       1,345,709.7400
01/01/2010 to 12/31/2010        11.744348         12.962618       1,563,307.0915
01/01/2011 to 12/31/2011        12.962618         12.260793       1,170,765.0988
01/01/2012 to 12/31/2012        12.260793         13.638720       1,063,171.7343
01/01/2013 to 12/31/2013        13.638720         17.976382       1,008,459.8663
01/01/2014 to 12/31/2014        17.976382         19.597857         869,054.2894
01/01/2015 to 12/31/2015        19.597857         19.783193         673,372.0791

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



DISCONTINUED INVESTMENT PORTFOLIOS


The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing):
Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class E) (formerly WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016); and Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E) (closed effective May 1, 2016).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).



Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Met Investors Series Trust: American Funds(R) International Portfolio (Class
  C) merged into Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (Class B);


o Met Investors Series Trust: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS(R) Value Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B);


o Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Met Investors Series Trust: Turner Mid Cap Growth Portfolio (Class B) merged into Metropolitan Series Fund: Frontier Mid Cap Growth Portfolio (Class B).


Effective as of April 28, 2014:


o Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and


o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


Effective as of May 1, 2016:


o Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Met Investors Series Trust: Pioneer Fund Portfolio (Class B) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class B); and


o Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class E) merged into Metropolitan Series Fund: Western

     Asset Management Strategic Bond Opportunities Portfolio (Class E).

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 Allianz Global Investors Dynamic             Seeks total return.
 Multi-Asset Plus Portfolio (Class B)
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Goldman Sachs Mid Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio (Class B)    Seeks high total return by investing in equity
                                              securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Loomis Sayles Global Markets Portfolio       Seeks high total investment return through a
 (Class B)                                    combination of capital appreciation and
                                              income.



             INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -------------------------------------------
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation Portfolio       MetLife Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic             MetLife Advisers, LLC
 Multi-Asset Plus Portfolio (Class B)         Subadviser: Allianz Global Investors
                                              U.S. LLC
 American Funds(R) Balanced Allocation        MetLife Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          MetLife Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           MetLife Advisers, LLC; Capital Research
 (Class C)                                    and Management Company
 American Funds(R) Moderate Allocation        MetLife Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           MetLife Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         MetLife Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     MetLife Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Clarion Global Real Estate Portfolio         MetLife Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      MetLife Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Goldman Sachs Mid Cap Value Portfolio        MetLife Advisers, LLC
 (Class B)                                    Subadviser: Goldman Sachs Asset
                                              Management, L.P.
 Harris Oakmark International Portfolio       MetLife Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   MetLife Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio (Class B)    MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           MetLife Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       MetLife Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            MetLife Advisers, LLC
 Portfolio (Class B)                          Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets Portfolio       MetLife Advisers, LLC
 (Class B)                                    Subadviser: Loomis, Sayles & Company, L.P.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 Met/Aberdeen Emerging Markets Equity        Seeks capital appreciation.
 Portfolio (Class B) (formerly MFS(R)
 Emerging Markets Equity Portfolio)
 Met/Eaton Vance Floating Rate Portfolio     Seeks a high level of current income.
 (Class B)
 Met/Franklin Low Duration Total Return      Seeks a high level of current income, while
 Portfolio (Class B)                         seeking preservation of shareholders' capital.
 Met/Templeton International Bond            Seeks current income with capital
 Portfolio (Class B)#                        appreciation and growth of income.
 MetLife Asset Allocation 100 Portfolio      Seeks growth of capital.
 (Class B)
 MetLife Balanced Plus Portfolio (Class B)   Seeks a balance between a high level of
                                             current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 MetLife Multi-Index Targeted Risk           Seeks a balance between growth of capital
 Portfolio (Class B)                         and current income, with a greater emphasis
                                             on growth of capital.
 MetLife Small Cap Value Portfolio           Seeks long-term capital appreciation.
 (Class B)
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk            Seeks total return.
 Portfolio (Class B)
 PIMCO Inflation Protected Bond Portfolio    Seeks maximum real return, consistent with
 (Class B)                                   preservation of capital and prudent
                                             investment management.
 PIMCO Total Return Portfolio (Class B)      Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.
 Pyramis(R) Government Income Portfolio      Seeks a high level of current income,
 (Class B)                                   consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio           Seeks total return.
 (Class B)
 Schroders Global Multi-Asset Portfolio      Seeks capital appreciation and current
 (Class B)                                   income.
 SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)         Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
 (Class B)                                   investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 T. Rowe Price Mid Cap Growth Portfolio      Seeks long-term growth of capital.
 (Class B)
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock         Seeks long-term growth of capital.
 Portfolio (Class B)
 Barclays Aggregate Bond Index Portfolio     Seeks to track the performance of the
 (Class G)                                   Barclays U.S. Aggregate Bond Index.
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B) (formerly BlackRock     consistent with preservation of capital.
 Money Market Portfolio)



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Met/Aberdeen Emerging Markets Equity        MetLife Advisers, LLC
 Portfolio (Class B) (formerly MFS(R)        Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)          Limited
 Met/Eaton Vance Floating Rate Portfolio     MetLife Advisers, LLC
 (Class B)                                   Subadviser: Eaton Vance Management
 Met/Franklin Low Duration Total Return      MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Franklin Advisers, Inc.
 Met/Templeton International Bond            MetLife Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Franklin Advisers, Inc.
 MetLife Asset Allocation 100 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Balanced Plus Portfolio (Class B)   MetLife Advisers, LLC
                                             Subadviser: Overlay Portion:
                                             Pacific Investment Management Company
                                             LLC
 MetLife Multi-Index Targeted Risk           MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Overlay Portion:
                                             MetLife Investment Advisors, LLC
 MetLife Small Cap Value Portfolio           MetLife Advisers, LLC
 (Class B)                                   Subadvisers: Delaware Investments Fund
                                             Advisers; Wells Capital
                                             Management Incorporated (formerly Third
                                             Avenue Management LLC)
 MFS(R) Research International Portfolio     MetLife Advisers, LLC
 (Class B)                                   Subadviser: Massachusetts Financial Services
                                             Company
 PanAgora Global Diversified Risk            MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: PanAgora Asset Management,
                                             Inc.
 PIMCO Inflation Protected Bond Portfolio    MetLife Advisers, LLC
 (Class B)                                   Subadviser: Pacific Investment Management
                                             Company LLC
 PIMCO Total Return Portfolio (Class B)      MetLife Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 Pyramis(R) Government Income Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio           MetLife Advisers, LLC
 (Class B)                                   Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadvisers: Schroder Investment
                                             Management North America Inc.;
                                             Schroder Investment Management North
                                             America Limited
 SSGA Growth and Income ETF Portfolio        MetLife Advisers, LLC
 (Class B)                                   Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)         MetLife Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio     MetLife Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock         MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Baillie Gifford Overseas Limited
 Barclays Aggregate Bond Index Portfolio     MetLife Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 BlackRock Ultra-Short Term Bond             MetLife Advisers, LLC
 Portfolio (Class B) (formerly BlackRock     Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 Met/Artisan Mid Cap Value Portfolio         Seeks long-term capital growth.
 (Class B)
 Met/Dimensional International Small         Seeks long-term capital appreciation.
 Company Portfolio (Class B)
 Met/Wellington Core Equity                  Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 MetLife Asset Allocation 20 Portfolio       Seeks a high level of current income, with
 (Class B)                                   growth of capital as a secondary objective.
 MetLife Asset Allocation 40 Portfolio       Seeks high total return in the form of income
 (Class B)                                   and growth of capital, with a greater
                                             emphasis on income.
 MetLife Asset Allocation 60 Portfolio       Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 MetLife Asset Allocation 80 Portfolio       Seeks growth of capital.
 (Class B)
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 MSCI EAFE(R) Index Portfolio (Class G)      Seeks to track the performance of the MSCI
                                             EAFE(R) Index.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 Russell 2000(R) Index Portfolio (Class G)   Seeks to track the performance of the Russell
                                             2000(R) Index.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 Van Eck Global Natural Resources            Seeks long-term capital appreciation with
 Portfolio (Class B)#                        income as a secondary consideration.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Frontier Mid Cap Growth Portfolio           MetLife Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         MetLife Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 Met/Artisan Mid Cap Value Portfolio         MetLife Advisers, LLC
 (Class B)                                   Subadviser: Artisan Partners Limited
                                             Partnership
 Met/Dimensional International Small         MetLife Advisers, LLC
 Company Portfolio (Class B)                 Subadviser: Dimensional Fund Advisors LP
 Met/Wellington Core Equity                  MetLife Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 MetLife Asset Allocation 20 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 40 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 60 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 80 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Mid Cap Stock Index Portfolio       MetLife Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class B)     MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            MetLife Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 MSCI EAFE(R) Index Portfolio (Class G)      MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 Neuberger Berman Genesis Portfolio          MetLife Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 Russell 2000(R) Index Portfolio (Class G)   MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 T. Rowe Price Large Cap Growth Portfolio    MetLife Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 Van Eck Global Natural Resources            MetLife Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond     MetLife Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    MetLife Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company



# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits -- Guaranteed Income Benefits.") The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500;
        $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000.Prior to annuitization, your Account Value fluctuates above and below your initial Purchase

      Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.




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  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




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     (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) The Highest Anniversary Value (HAV)


  Example
  -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.




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     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




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(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


Graphic Example
---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.(The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)



[GRAPHIC APPEARS HERE]

  With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.




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(5)   The Guaranteed Principal Option -- GMIB Plus II


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.




[GRAPHIC APPEARS HERE]







  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step-Up: Automatic Annual Step-Up -- GMIB Plus II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the

Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals)through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.




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APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000




     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee -- Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068




C. Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H. Enhanced Guaranteed Withdrawal Benefit and GWB I -- Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800




I. Enhanced GWB -- How the Optional Reset Works (may be elected prior to age
86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000




J. Enhanced GWB -- How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I -- Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

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APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2015              $100,000
   B    Account Value                                  9/1/2016              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2016           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2017              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2017              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2017              $  9,000
   G    Percentage Reduction in Account                9/2/2017                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2017              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2017           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2017              $ 90,000
                                                                             (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2015              $100,000
   B    Account Value                                       9/1/2016              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2016           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2017              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2017              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2017              $  9,000
   G    Percentage Reduction in Account                     9/2/2017                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2017              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2017           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2017              $ 93,600
                                                                                  (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2015             $100,000
    B    Account Value                           9/1/2016 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2016             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2016             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2016          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2017 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2017             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2017          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2017             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2017             $  9,000
    G    Percentage Reduction in Account                 9/2/2017                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2017             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2017          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2017          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2017             $ 99,238
                                                                              (= greatest of H, I1 and I2)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 =
    $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


  (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) The Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount

(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                                   METLIFE INSURANCE COMPANY USA



                                                                             AND



                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE





                                                                        CLASS AA






                                                                     MAY 1, 2016




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 54 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 53 Investment Portfolios listed below.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

     Invesco V.I. International Growth Fund



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

     Templeton Foreign VIP Fund



MET INVESTORS SERIES TRUST


     AB Global Dynamic Allocation Portfolio (Class B)


     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)


     Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R)
         Emerging Markets Equity Portfolio)


     Met/Franklin Low Duration Total Return Portfolio (Class B)

     MetLife Asset Allocation 100 Portfolio (Class B)

     MetLife Balanced Plus Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)


     MetLife Small Cap Value Portfolio (Class B)


     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


METROPOLITAN SERIES FUND

     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)


     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock
         Money Market Portfolio)


     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)


     Met/Wellington Core Equity Opportunities Portfolio (Class B)


     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MetLife Stock Index Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)




PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST (CLASS IB)

     Putnam VT Multi-Cap Growth Fund


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Variable Annuity Contract.



To learn more about the MetLife USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2016. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 95 of this prospectus. For a free copy of the SAI, call us at (888) 562-2027, visit our website at WWW.METLIFE.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR

COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2016

TABLE OF CONTENTS                                              PAGE
                         PAGE







INDEX OF SPECIAL TERMS...................................  6
HIGHLIGHTS...............................................  7
FEE TABLES AND EXAMPLES..................................  9
1. THE ANNUITY CONTRACT.................................. 17
2. PURCHASE.............................................. 17
     Purchase Payments................................... 18
     Termination for Low Account Value................... 18
     Allocation of Purchase Payments..................... 19
     Investment Allocation Restrictions for Certain
       Riders............................................ 20
     Free Look........................................... 23
     Accumulation Units.................................. 23
     Account Value....................................... 24
     Replacement of Contracts............................ 24
3. INVESTMENT OPTIONS.................................... 24
     Investment Portfolios That Are Funds-of-Funds....... 27
     Transfers........................................... 28
     Dollar Cost Averaging Programs...................... 31
     Three Month Market Entry Program.................... 32
     Automatic Rebalancing Program....................... 32
     Voting Rights....................................... 33
     Substitution of Investment Options.................. 33
4. EXPENSES.............................................. 33
     Product Charges..................................... 33
     Account Fee......................................... 35
     Guaranteed Minimum Income
       Benefit -- Rider Charge........................... 35
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................ 36
     Guaranteed Minimum Accumulation
       Benefit -- Rider Charge........................... 38
     Withdrawal Charge................................... 38
     Reduction or Elimination of the Withdrawal
       Charge............................................ 39
     Premium and Other Taxes............................. 39
     Transfer Fee........................................ 39
     Income Taxes........................................ 40
     Investment Portfolio Expenses....................... 40
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 40
     Annuity Date........................................ 40
     Annuity Payments.................................... 40
     Annuity Options..................................... 41
     Variable Annuity Payments........................... 42
     Fixed Annuity Payments.............................. 43
6. ACCESS TO YOUR MONEY.................................. 43
     Systematic Withdrawal Program....................... 44
     Suspension of Payments or Transfers................. 45


7. LIVING BENEFITS....................................... 45
     Overview of Living Benefit Riders................... 45
     Guaranteed Income Benefits.......................... 46
     Description of GMIB Plus II......................... 47
     Description of GMIB Plus I.......................... 52
     Description of GMIB II.............................. 53
     Description of GMIB I............................... 54
     Guaranteed Withdrawal Benefits...................... 55
     Description of the Lifetime Withdrawal
       Guarantee II...................................... 57
     Description of the Lifetime Withdrawal
       Guarantee I....................................... 63
     Description of the Enhanced Guaranteed
       Withdrawal Benefit................................ 64
     Guaranteed Minimum Accumulation Benefit............. 69
8. PERFORMANCE........................................... 71
9. DEATH BENEFIT......................................... 72
     Upon Your Death..................................... 72
     Standard Death Benefit -- Principal Protection...... 73
     Optional Death Benefit -- Annual Step-Up............ 73
     Optional Death Benefit -- Enhanced Death
       Benefit I......................................... 74
     Optional Death Benefit -- Compounded-Plus........... 76
     Additional Death Benefit -- Earnings Preservation
       Benefit........................................... 77
     General Death Benefit Provisions.................... 78
     Spousal Continuation................................ 78
     Death of the Annuitant.............................. 79
     Controlled Payout................................... 79
10. FEDERAL INCOME TAX STATUS............................ 79
     Non-Qualified Contracts............................. 79
     Qualified Contracts................................. 83
11. OTHER INFORMATION.................................... 89
     MetLife USA......................................... 89
     The Separate Account................................ 90
     Distributor......................................... 90
     Selling Firms....................................... 91
     Requests and Elections.............................. 92
     Ownership........................................... 93
     Legal Proceedings................................... 94
     Financial Statements................................ 94

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................................  95
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Guaranteed Minimum Income Benefit Examples........ D-1
APPENDIX E............................................. E-1
     Guaranteed Withdrawal Benefit Examples............ E-1
APPENDIX F............................................. F-1
     Death Benefit Examples............................ F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 23
Annual Benefit Payment..................................... 58 and 65
Annuitant................................................................ 94
Annuity Date............................................................. 40
Annuity Options.......................................................... 41
Annuity Payments......................................................... 40
Annuity Service Center..................................................... 8
Annuity Units............................................................ 41
Beneficiary.............................................................. 94
Benefit Base............................................................. 64
Business Day............................................................. 19
Contract Year............................................................ 18
Death Benefit Base....................................................... 74
Fixed Account............................................................ 17
Free Look................................................................ 23
Good Order............................................................... 93
Guaranteed Accumulation Amount........................................... 70
Guaranteed Withdrawal Amount............................................. 66
GWB Withdrawal Rate...................................................... 65
Income Base.............................................................. 47
Income Phase............................................................. 17
Investment Portfolios.................................................... 24
Joint Owners............................................................. 94
Owner.................................................................... 93
Purchase Payment......................................................... 18
Remaining Guaranteed Withdrawal Amount................................... 57
Separate Account......................................................... 90
Total Guaranteed Withdrawal Amount....................................... 57

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits -- Guaranteed Income Benefits").



You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (888) 562-2027


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.METLIFE.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





















 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
                     4                              4
                     5                              3
                     6                              2
              7 and thereafter                      0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (Note 3)                            1.05%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.30%
Death Benefit Rider Charges (Optional) (Note 4)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 5)   1.90%

--------------------------------------------------------------------------------

 Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. Certain charges and expenses for contracts issued before May 1, 2004 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. We are waiving the following amounts of the Mortality and Expense
 Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the
 T. Rowe Price Large Cap Value Portfolio (Class B); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the PIMCO Total Return Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.92% for the subaccount investing in the T. Rowe Price Large Cap Growth Portfolio (Class
 B).



 Note 4. See below for an additional optional death benefit rider, the Enhanced Death Benefit I, for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus Charge, and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(as a percentage of the Income Base (Note 2))

  GMIB Plus II -- maximum charge                                      1.50%

  GMIB Plus II -- current charge                                      1.00%


  GMIB Plus I -- maximum charge                                       1.50%

  GMIB Plus I -- current charge                                       0.80%


  GMIB II and GMIB I                                                  0.50%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

  Lifetime Withdrawal Guarantee II
---------------------------------------------------------------------

  Single Life version -- maximum charge                               1.60%

  Single Life version -- current charge                               1.25%


  Joint Life version -- maximum charge                                1.80%

  Joint Life version -- current charge                                1.50%


  Lifetime Withdrawal Guarantee I
---------------------------------------------------------------------

  Single Life version -- maximum charge                               0.95%

  Single Life version -- current charge                               0.50%


  Joint Life version -- maximum charge                                1.40%

  Joint Life version -- current charge                                0.70%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before February 24, 2008 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))



  Enhanced Guaranteed Withdrawal Benefit -- maximum charge               1.00%

  Enhanced Guaranteed Withdrawal Benefit -- current charge               0.55%



  Guaranteed Withdrawal Benefit I -- maximum charge                      0.95%

  Guaranteed Withdrawal Benefit I -- current charge                      0.50%


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER CHARGE
  (as a percentage of the Guaranteed Accumulation Amount (Note 5))       0.75%


  ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit Base (Note 6))



  Enhanced Death Benefit I -- maximum charge                             1.50%

  Enhanced Death Benefit I (issue age 69 or younger) -- current charge   0.65%

  Enhanced Death Benefit I (issue age 70-75) -- current charge           0.90%


--------------------------------------------------------------------------------

 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



 Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



 Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.54%
management fees, distribution and/or service (12b-1) fees, and other expenses)


INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. International Growth Fund        0.71%         0.25%       0.30%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Equity-Income Portfolio                       0.45%         0.25%       0.09%

FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST
 Templeton Foreign VIP Fund                    0.75%         0.25%       0.03%

MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio        0.61%         0.25%       0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.42%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation         0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Moderate Allocation         0.06%         0.55%       0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies          0.66%         0.25%       0.01%
  Portfolio

 Clarion Global Real Estate Portfolio         0.60%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio       0.55%         0.25%       0.02%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                    0.56%         0.25%       0.02%

 Invesco Mid Cap Value Portfolio              0.64%         0.25%        0.04%

 Invesco Small Cap Growth Portfolio            0.85%         0.25%       0.02%

 JPMorgan Global Active Allocation            0.72%         0.25%        0.06%
  Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. International Growth Fund       0.01%       1.27%         0.01%         1.26%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Equity-Income Portfolio                      0.08%       0.87%           --          0.87%

FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST
 Templeton Foreign VIP Fund                     --        1.03%           --          1.03%

MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio       0.02%       0.91%         0.02%         0.89%

 Allianz Global Investors Dynamic Multi-     0.02%       1.37%         0.15%         1.22%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation        0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Moderate Allocation        0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.01%       0.90%         0.01%         0.89%

 BlackRock Global Tactical Strategies         0.12%       1.04%         0.03%         1.01%
  Portfolio

 Clarion Global Real Estate Portfolio          --        0.89%           --          0.89%

 ClearBridge Aggressive Growth Portfolio        --        0.82%         0.00%         0.82%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                     --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value Portfolio             0.08%       1.01%         0.02%         0.99%

 Invesco Small Cap Growth Portfolio             --        1.12%         0.02%         1.10%

 JPMorgan Global Active Allocation             --        1.03%         0.04%         0.99%
  Portfolio


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Met/Aberdeen Emerging Markets Equity           0.88%         0.25%       0.14%
  Portfolio

 Met/Franklin Low Duration Total Return        0.49%         0.25%        0.05%
  Portfolio

 MetLife Asset Allocation 100 Portfolio         0.07%         0.25%       0.01%

 MetLife Balanced Plus Portfolio               0.24%         0.25%         --

 MetLife Multi-Index Targeted Risk              0.17%         0.25%       0.02%
  Portfolio

 MetLife Small Cap Value Portfolio             0.75%         0.25%        0.02%

 MFS(R) Research International Portfolio        0.69%         0.25%       0.07%

 Morgan Stanley Mid Cap Growth                 0.65%         0.25%        0.03%
  Portfolio

 PanAgora Global Diversified Risk               0.65%         0.25%       0.60%
  Portfolio

 PIMCO Total Return Portfolio                  0.48%         0.25%        0.04%

 Pyramis(R) Government Income Portfolio         0.42%         0.25%       0.03%

 Pyramis(R) Managed Risk Portfolio             0.45%         0.25%        0.04%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%       0.08%

 SSGA Growth and Income ETF Portfolio          0.31%         0.25%         --

 SSGA Growth ETF Portfolio                      0.32%         0.25%       0.02%

 T. Rowe Price Large Cap Value Portfolio       0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%       0.03%

METROPOLITAN SERIES FUND
 Baillie Gifford International Stock            0.79%         0.25%       0.07%
  Portfolio

 BlackRock Bond Income Portfolio               0.32%         0.25%        0.04%

 BlackRock Capital Appreciation Portfolio       0.69%          --         0.02%

 BlackRock Ultra-Short Term Bond               0.34%         0.25%        0.03%
  Portfolio

 Jennison Growth Portfolio                      0.60%         0.25%       0.02%

 Loomis Sayles Small Cap Growth                0.90%         0.25%        0.05%
  Portfolio

 Met/Wellington Core Equity                     0.70%         0.25%       0.02%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio         0.09%         0.25%        0.02%

 MetLife Asset Allocation 40 Portfolio          0.06%         0.25%         --

 MetLife Asset Allocation 60 Portfolio         0.05%         0.25%         --

 MetLife Asset Allocation 80 Portfolio          0.05%         0.25%         --

 MetLife Stock Index Portfolio                 0.25%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%       0.03%

 T. Rowe Price Large Cap Growth                0.60%         0.25%        0.02%
  Portfolio

 T. Rowe Price Small Cap Growth                 0.47%         0.25%       0.03%
  Portfolio

 Western Asset Management Strategic            0.59%         0.25%        0.04%
  Bond Opportunities Portfolio

 PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Portfolio                    0.60%         0.15%        0.01%

 PIMCO Low Duration Portfolio                   0.50%         0.15%       0.01%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Met/Aberdeen Emerging Markets Equity            --        1.27%         0.05%         1.22%
  Portfolio

 Met/Franklin Low Duration Total Return         --        0.79%         0.02%         0.77%
  Portfolio

 MetLife Asset Allocation 100 Portfolio        0.68%       1.01%           --          1.01%

 MetLife Balanced Plus Portfolio              0.42%       0.91%         0.00%         0.91%

 MetLife Multi-Index Targeted Risk             0.22%       0.66%           --          0.66%
  Portfolio

 MetLife Small Cap Value Portfolio            0.07%       1.09%         0.00%         1.09%

 MFS(R) Research International Portfolio         --        1.01%         0.06%         0.95%

 Morgan Stanley Mid Cap Growth                  --        0.93%         0.01%         0.92%
  Portfolio

 PanAgora Global Diversified Risk              0.04%       1.54%         0.20%         1.34%
  Portfolio

 PIMCO Total Return Portfolio                   --        0.77%         0.04%         0.73%

 Pyramis(R) Government Income Portfolio          --        0.70%         0.00%         0.70%

 Pyramis(R) Managed Risk Portfolio            0.53%       1.27%         0.11%         1.16%

 Schroders Global Multi-Asset Portfolio        0.01%       0.98%           --          0.98%

 SSGA Growth and Income ETF Portfolio         0.22%       0.78%           --          0.78%

 SSGA Growth ETF Portfolio                     0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio        --        0.84%           --          0.84%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

METROPOLITAN SERIES FUND
 Baillie Gifford International Stock             --        1.11%         0.12%         0.99%
  Portfolio

 BlackRock Bond Income Portfolio                --        0.61%         0.00%         0.61%

 BlackRock Capital Appreciation Portfolio        --        0.71%         0.05%         0.66%

 BlackRock Ultra-Short Term Bond                --        0.62%         0.02%         0.60%
  Portfolio

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                 --        1.20%         0.09%         1.11%
  Portfolio

 Met/Wellington Core Equity                      --        0.97%         0.12%         0.85%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio        0.52%       0.88%         0.01%         0.87%

 MetLife Asset Allocation 40 Portfolio         0.56%       0.87%           --          0.87%

 MetLife Asset Allocation 60 Portfolio        0.60%       0.90%           --          0.90%

 MetLife Asset Allocation 80 Portfolio         0.65%       0.95%           --          0.95%

 MetLife Stock Index Portfolio                  --        0.52%         0.01%         0.51%

 Neuberger Berman Genesis Portfolio              --        1.09%         0.01%         1.08%

 T. Rowe Price Large Cap Growth                 --        0.87%         0.02%         0.85%
  Portfolio

 T. Rowe Price Small Cap Growth                  --        0.75%           --          0.75%
  Portfolio

 Western Asset Management Strategic             --        0.88%         0.04%         0.84%
  Bond Opportunities Portfolio

 PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Portfolio                     --        0.76%           --          0.76%

 PIMCO Low Duration Portfolio                    --        0.66%           --          0.66%


                                                 DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                    MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                    FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
PUTNAM VARIABLE TRUST
 Putnam VT Multi-Cap Growth Fund       0.55%         0.25%       0.11%         --        0.91%           --          0.91%




The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I rider (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit -- Earnings Preservation Benefit, and the GMIB Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,339     $2,430      $3,550      $6,662
    minimum       $1,237     $2,135      $3,075      $5,817



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $639      $1,890      $3,190      $6,662
    minimum        $537      $1,595      $2,715      $5,817



CHART 2. Chart 2 assumes you do not select any optional death benefit riders or living benefit riders, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,014     $1,439      $1,869      $3,155
    minimum       $  912     $1,133      $1,358      $2,128



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $314        $899      $1,509      $3,155
    minimum        $212        $593      $  998      $2,128


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a Fixed Account option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.




2. PURCHASE

We reserve the right to reject any application.

PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.



o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.



o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus I" and "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint

Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.



INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I



Allocation. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee

II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Growth Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Asset Allocation 80 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, SSGA Growth ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account



OR


(B) You must allocate:


o at least 15% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 85% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

   BlackRock Bond Income Portfolio
   BlackRock Ultra-Short Term Bond Portfolio
   Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio

   PIMCO Total Return Portfolio
     Pyramis(R) Government Income Portfolio

Platform 2
----------



   AB Global Dynamic Allocation Portfolio

   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Tactical Strategies Portfolio
   ClearBridge Aggressive Growth Portfolio
   Fidelity VIP Equity-Income Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Invesco V.I. International Growth Fund
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   MetLife Asset Allocation 20 Portfolio
   MetLife Asset Allocation 40 Portfolio
   MetLife Asset Allocation 60 Portfolio
   MetLife Asset Allocation 80 Portfolio
   MetLife Asset Allocation 100 Portfolio
   MetLife Balanced Plus Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   Met/Wellington Core Equity Opportunities Portfolio
   MFS(R) Research International Portfolio
   PanAgora Global Diversified Risk Portfolio
   PIMCO High Yield Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Large Cap Value Portfolio

     Templeton Foreign VIP Fund

   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------


   Invesco Mid Cap Value Portfolio

   Morgan Stanley Mid Cap Growth Portfolio
   Putnam VT Multi-Cap Growth Fund
     T. Rowe Price Mid Cap Growth Portfolio

Platform 4
----------



   Clarion Global Real Estate Portfolio

   Invesco Small Cap Growth Portfolio
   Loomis Sayles Small Cap Growth Portfolio
   Met/Aberdeen Emerging Markets Equity Portfolio
   MetLife Small Cap Value Portfolio
   Neuberger Berman Genesis Portfolio
     T. Rowe Price Small Cap Growth Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.



We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.



Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------



   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.



EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.

Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for GMIB Plus II after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

   1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II"); or

   2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I").

However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.

If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply toyour contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I"), the restrictions on subsequent Purchase Payments described above will no longer apply.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York

Stock Exchange closes. Purchase Payments or transfer requests received after
                                                                       -----
the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 53 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (888) 562-2027. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND

INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


(a) AB Global Dynamic Allocation Portfolio


(b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


(c) AQR Global Risk Balanced Portfolio


(d) BlackRock Global Tactical Strategies Portfolio


(e) Invesco Balanced-Risk Allocation Portfolio


(f) JPMorgan Global Active Allocation Portfolio


(g) MetLife Balanced Plus Portfolio


(h) MetLife Multi-Index Targeted Risk Portfolio


(i) PanAgora Global Diversified Risk Portfolio


(j) Pyramis(R) Managed Risk Portfolio


(k) Schroders Global Multi-Asset Portfolio


Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.


If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See the prospectuses for the Investment Portfolios for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)



Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. International Growth Fund



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



MET INVESTORS SERIES TRUST


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio (Class B)


     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)


     Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R)
         Emerging Markets Equity Portfolio)


     Met/Franklin Low Duration Total Return Portfolio (Class B)

     MetLife Asset Allocation 100 Portfolio (Class B)

     MetLife Balanced Plus Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)


     MetLife Small Cap Value Portfolio (Class B)


     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)


     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)


     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock
         Money Market Portfolio)


     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)


     Met/Wellington Core Equity Opportunities Portfolio (Class B)


     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MetLife Stock Index Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)




PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)


PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST (CLASS IB)


Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Putnam VT Multi-Cap Growth Fund

INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     MetLife Asset Allocation 20 Portfolio

     MetLife Asset Allocation 40 Portfolio

     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     Pyramis(R) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.

o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the Enhanced Death Benefit I, GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, or Lifetime Withdrawal Guarantee II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections
     "Purchase -- Allocation of Purchase Payments" and "Purchase -- Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below,we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio

      Clarion Global Real Estate Portfolio

      Invesco Small Cap Growth Portfolio

      Invesco V.I. International Growth Fund

      Loomis Sayles Small Cap Growth Portfolio


      Met/Aberdeen Emerging Markets Equity Portfolio

      MetLife Small Cap Value Portfolio


      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      PIMCO High Yield Portfolio

      T. Rowe Price Small Cap Growth Portfolio

      Templeton Foreign VIP Fund

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)



This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase

Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.



If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.



The EDCA program is not available in Oregon.

THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:


   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the BlackRock Bond Income Portfolio and 60% to be in the T. Rowe Price Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the BlackRock Bond Income Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the BlackRock Bond Income Portfolio to bring its value back to 40% and use the money to buy more units in the T. Rowe Price Mid Cap Growth Portfolio to increase those holdings to 60%.



VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.

4. EXPENSES


There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Compounded-Plus Death Benefit           0.35%*
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.65% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.90% of the Death Benefit Base (see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.

For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I rider, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2004 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit Riders -- Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit Riders -- Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT -- RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living
Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4                                          4
  5                                          3
  6                                          2
  7 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state.

We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)



At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS



You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.



If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.





6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



o  We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you
                                                 --------  -------
     may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.

SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider.We have offered three types of living benefit riders -- guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.

With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract:


o   GMIB Plus II,

o   GMIB Plus I,

o   GMIB II,

o   and GMIB I.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum for GMIB Plus II in contracts issued on or after February 24, 2009, and 2.5% per annum for GMIB Plus I, GMIB II and GMIB I, and for GMIB Plus II in contracts issued on and before February 23, 2009. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE

PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 6% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


      (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:


             (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


             (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and

(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 10 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 10 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 6% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.

Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


For contracts issued on and before February 23, 2009, the following differences
----------------------------------------------------
apply:


(1) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(2) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) Certain versions of GMIB Plus II have a higher rider charge than GMIB Plus I (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(3) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(4) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(5) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(6) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(7) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(8) Termination provision g) above does not apply, and the following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


      and the following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


      If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(10) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
        (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and
        (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(11) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)        the AB Global Dynamic Allocation Portfolio

                  (b) the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

    (c)        the American Funds(R) Balanced Allocation Portfolio

    (d)        the American Funds(R) Growth Allocation Portfolio

    (e)        the American Funds(R) Moderate Allocation Portfolio

    (f)        the AQR Global Risk Balanced Portfolio

    (g)        the BlackRock Global Tactical Strategies Portfolio


    (h)        the BlackRock Ultra-Short Term Bond Portfolio


    (i)        the Invesco Balanced-Risk Allocation Portfolio

    (j)        the JPMorgan Global Active Allocation Portfolio

    (k)        the MetLife Asset Allocation 20 Portfolio

    (l)        the MetLife Asset Allocation 40 Portfolio

    (m)        the MetLife Asset Allocation 60 Portfolio

    (n)        the MetLife Asset Allocation 80 Portfolio

    (o)        the MetLife Balanced Plus Portfolio

    (p)        the MetLife Multi-Index Targeted Risk Portfolio

    (q)        the PanAgora Global Diversified Risk Portfolio

    (r)        the Pyramis(R) Government Income Portfolio

    (s)        the Pyramis(R) Managed Risk Portfolio

    (t)        the Schroders Global Multi-Asset Portfolio

    (u)        the SSGA Growth and Income ETF Portfolio

    (v)        the SSGA Growth ETF Portfolio

If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."

For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described under "Exercising the GMIB Plus II Rider" will not be applied.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix D for examples illustrating the operation of GMIB II.)

DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


      a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


      b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


      c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2) The following replaces termination provision d), above:


      Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB I rider continues as described above; and


o before the 10-year waiting period to exercise the GMIB I rider has elapsed, the GMIB I rider will terminate because it is the 30th day following the contract anniversary immediately after the spouse's 85th birthday;


we will permit the spouse to exercise the GMIB I rider within the 30 days following the contract anniversary immediately after his or her 85th birthday, even though the 10-year waiting period has not elapsed.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee
II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).

The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
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Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual

     Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed

Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment - a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
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AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


For contracts issued on or before February 23, 2009, the current charge for the
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Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;

(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
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increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining

Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
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anniversary, we increase the Total

Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


   (a)        the AB Global Dynamic Allocation Portfolio

   (b)        the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c)        the American Funds(R) Balanced Allocation Portfolio

   (d)        the American Funds(R) Growth Allocation Portfolio

   (e)        the American Funds(R) Moderate Allocation Portfolio

   (f)        the AQR Global Risk Balanced Portfolio

   (g)        the BlackRock Global Tactical Strategies Portfolio


   (h)        the BlackRock Ultra-Short Term Bond Portfolio


   (i)        the Invesco Balanced-Risk Allocation Portfolio

   (j)        the JPMorgan Global Active Allocation Portfolio

   (k)        the MetLife Asset Allocation 20 Portfolio

   (l)        the MetLife Asset Allocation 40 Portfolio

   (m)        the MetLife Asset Allocation 60 Portfolio

   (n)        the MetLife Asset Allocation 80 Portfolio

   (o)        the MetLife Balanced Plus Portfolio

   (p)        the MetLife Multi-Index Targeted Risk Portfolio

   (q)        the PanAgora Global Diversified Risk Portfolio

   (r)        the Pyramis(R) Government Income Portfolio

   (s)        the Pyramis(R) Managed Risk Portfolio

   (t)        the Schroders Global Multi-Asset Portfolio

   (u)        the SSGA Growth and Income ETF Portfolio

   (v)        the SSGA Growth ETF Portfolio

You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the effective date of cancellation of the rider; or


(7) the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.

DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase

Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                             Guaranteed
                               Amount           Years to
Original                   (% of Purchase         Rider
Investment Portfolio          Payments)       Maturity Date
-----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)     130%               10 years
MetLife Moderate
Strategy Portfolio(2)     120%               10 years
MetLife Balanced
Strategy Portfolio(3)     110%               10 years


      (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


      (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund.


      (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Met Investors Series Trust merged into the MetLife Asset Allocation 60 Portfolio of Metropolitan Series Fund.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.


Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Met Investors Series Trust were permitted to make a one-time transfer of their entire Account Value from the MetLife Asset Allocation 40 Portfolio of Metropolitan Series Fund to the American Funds(R) Moderate Allocation Portfolio of Met Investors Series Trust.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Expenses" section and Appendix B of this prospectus.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.

Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day

GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio (now merged into the MetLife Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.

If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 6% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1) a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.

INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See
"Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the

Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and

(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                              Benefit
    Issue Age              Percentag  e
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.

SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS



This discussion assumes the contract is an annuity contract for federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION



Generally, an Owner of a Non-Qualified contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.


The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless it was made:



(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.



TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See "Taxation of Payments in Annuity Form" below.)


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION



If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).



EXCHANGES/TRANSFERS



The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.



A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).



After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.

For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.



If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.



The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.



QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.



ACCUMULATION



The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS



If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.



GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals made:



(a) on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.

If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


A withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES



Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.



You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.

Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.



20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS



For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date).


If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2.


Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving amounts from your retirement plan by April 1 following the latter of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.



A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.



You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.



Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.



ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.



ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.



ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.





11. OTHER INFORMATION

METLIFE USA



MetLife Insurance Company USA (MetLife USA) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



Prior to November 17, 2014, the contract was issued by MetLife Investors Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into MetLife USA and MetLife USA replaced MetLife Investors as the issuer of the contract.



On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.



THE SEPARATE ACCOUNT


We have established a Separate Account, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into MetLife USA and the Separate Account became a separate account of MetLife USA. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.

DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. We are affiliated with Distributor because we are both under common control of MetLife, Inc. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments -- The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2015, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 562-2027, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center



o  By fax at (877) 547-9666 or


o  By Internet at www.metlife.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.

These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 562-2027 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

                      This page intentionally left blank.

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2015. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))

01/01/2006 to 12/31/2006     19.605943         24.601800            3,111.1924
01/01/2007 to 12/31/2007     24.601800         27.615072            5,304.2402
01/01/2008 to 12/31/2008     27.615072         16.112618            2,925.4294
01/01/2009 to 12/31/2009     16.112618         21.328810            3,185.8000
01/01/2010 to 12/31/2010     21.328810         23.566313            2,857.9130
01/01/2011 to 12/31/2011     23.566313         21.506687            2,417.5956
01/01/2012 to 12/31/2012     21.506687         24.318664            2,275.2728
01/01/2013 to 12/31/2013     24.318664         28.327325            2,451.4953
01/01/2014 to 12/31/2014     28.327325         27.819095            2,409.6688
01/01/2015 to 12/31/2015     27.819095         26.581399            2,368.1069
--------------------------   ---------         ---------            ----------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)

01/01/2006 to 12/31/2006     49.535976         58.293183            4,006.4906
01/01/2007 to 12/31/2007     58.293183         57.917823            3,659.4928
01/01/2008 to 12/31/2008     57.917823         32.495290              761.7135
01/01/2009 to 12/31/2009     32.495290         41.411678              727.5900
01/01/2010 to 12/31/2010     41.411678         46.694169              700.5489
01/01/2011 to 12/31/2011     46.694169         46.117125            2,051.3152
01/01/2012 to 12/31/2012     46.117125         52.961461            2,176.4311
01/01/2013 to 12/31/2013     52.961461         66.425696            1,351.6169
01/01/2014 to 12/31/2014     66.425696         70.702114            1,107.3447
01/01/2015 to 12/31/2015     70.702114         66.431056            1,111.9977
--------------------------   ---------         ---------            ----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)

01/01/2006 to 12/31/2006        26.401650         31.461875        20,672.8692
01/01/2007 to 12/31/2007        31.461875         35.637790        11,312.6355
01/01/2008 to 12/31/2008        35.637790         20.846228         7,098.4038
01/01/2009 to 12/31/2009        20.846228         28.030564         7,128.3500
01/01/2010 to 12/31/2010        28.030564         29.815533         6,721.5857
01/01/2011 to 12/31/2011        29.815533         26.143959         5,904.6083
01/01/2012 to 12/31/2012        26.143959         30.326134         5,757.1169
01/01/2013 to 12/31/2013        30.326134         36.590706         5,079.3524
01/01/2014 to 12/31/2014        36.590706         31.905259         4,447.6153
01/01/2015 to 12/31/2015        31.905259         29.272048         4,628.8077
--------------------------      ---------         ---------        -----------

MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN
GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT
 (CLASS B))

04/30/2012 to 12/31/2012        10.167893         10.479837             0.0000
01/01/2013 to 12/31/2013        10.479837         11.428729        11,269.9055
01/01/2014 to 12/31/2014        11.428729         12.037639        19,128.3277
01/01/2015 to 12/31/2015        12.037639         11.879490         9,149.1239
--------------------------      ---------         ---------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996782          1.036824             0.0000
01/01/2015 to 12/31/2015         1.036824          1.007302             0.0000
--------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         7.026246          6.987538        33,522.6656
01/01/2009 to 12/31/2009         6.987538          8.866651        75,093.8700
01/01/2010 to 12/31/2010         8.866651          9.757837        88,181.5981
01/01/2011 to 12/31/2011         9.757837          9.370880        93,798.8099
01/01/2012 to 12/31/2012         9.370880         10.437432       109,050.8353
01/01/2013 to 12/31/2013        10.437432         12.138922       158,408.2820
01/01/2014 to 12/31/2014        12.138922         12.630942       175,256.6539
01/01/2015 to 12/31/2015        12.630942         12.305766       163,031.9906
--------------------------      ---------         ---------       ------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         6.432410          6.337908        10,211.0993
01/01/2009 to 12/31/2009         6.337908          8.335439       109,736.4600
01/01/2010 to 12/31/2010         8.335439          9.281394       147,402.8344
01/01/2011 to 12/31/2011         9.281394          8.676032       135,724.4776
01/01/2012 to 12/31/2012         8.676032          9.887340       128,799.0664
01/01/2013 to 12/31/2013         9.887340         12.137129       159,715.4004
01/01/2014 to 12/31/2014        12.137129         12.669395       149,650.7084
01/01/2015 to 12/31/2015        12.669395         12.336982        91,554.6804
--------------------------      ---------         ---------       ------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         7.629980          7.658954         3,130.1184
01/01/2009 to 12/31/2009         7.658954          9.273025         9,941.4400
01/01/2010 to 12/31/2010         9.273025          9.999953        26,417.7997
01/01/2011 to 12/31/2011         9.999953          9.830917       109,800.4259
01/01/2012 to 12/31/2012         9.830917         10.690383        68,612.4242
01/01/2013 to 12/31/2013        10.690383         11.907408        53,012.5348
01/01/2014 to 12/31/2014        11.907408         12.395351        49,548.8284
01/01/2015 to 12/31/2015        12.395351         12.073754        54,912.7731
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.095853         11.462767        14,504.6584
01/01/2013 to 12/31/2013        11.462767         10.865597        13,010.2993
01/01/2014 to 12/31/2014        10.865597         11.087286        15,468.0980
01/01/2015 to 12/31/2015        11.087286          9.837128         9,533.5864
--------------------------      ---------         ---------        -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.924071         10.211120        41,222.3487
01/01/2013 to 12/31/2013        10.211120         11.051764        61,196.1518
01/01/2014 to 12/31/2014        11.051764         11.485267        57,939.1844
01/01/2015 to 12/31/2015        11.485267         11.256840        85,755.4433
--------------------------      ---------         ---------        -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        14.218141         19.194490       132,911.5595
01/01/2007 to 12/31/2007        19.194490         16.005296       120,966.0584
01/01/2008 to 12/31/2008        16.005296          9.158910        89,617.4257
01/01/2009 to 12/31/2009         9.158910         12.107964        82,561.9300
01/01/2010 to 12/31/2010        12.107964         13.793766        82,309.6616
01/01/2011 to 12/31/2011        13.793766         12.778545        68,899.2780
01/01/2012 to 12/31/2012        12.778545         15.795183        56,467.9727
01/01/2013 to 12/31/2013        15.795183         16.047387        54,014.0516
01/01/2014 to 12/31/2014        16.047387         17.834403        52,529.1192
01/01/2015 to 12/31/2015        17.834403         17.253471        47,725.0885
--------------------------      ---------         ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006         7.849430          7.568189       375,516.3553
01/01/2007 to 12/31/2007         7.568189          7.593294       357,066.5919
01/01/2008 to 12/31/2008         7.593294          4.540528       314,208.5349
01/01/2009 to 12/31/2009         4.540528          5.923534       285,432.3300
01/01/2010 to 12/31/2010         5.923534          7.194651       288,489.7542
01/01/2011 to 12/31/2011         7.194651          7.288773       251,969.4597
01/01/2012 to 12/31/2012         7.288773          8.474367       233,304.9387
01/01/2013 to 12/31/2013         8.474367         12.106716       237,682.1634
01/01/2014 to 12/31/2014        12.106716         14.123147       212,617.1717
01/01/2015 to 12/31/2015        14.123147         13.297951       200,356.1379
--------------------------      ---------         ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE
THAT METROPOLITAN SERIES FUND, INC. - MFS(R)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))

01/01/2006 to 04/30/2006         8.692126          9.069817         1,551.3443
--------------------------      ---------         ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

05/01/2006 to 12/31/2006        10.391094         11.103240        15,165.4620
01/01/2007 to 12/31/2007        11.103240         10.249680        19,468.6499
01/01/2008 to 12/31/2008        10.249680          4.563760        20,973.1268
01/01/2009 to 12/31/2009         4.563760          6.178104        29,851.2400
01/01/2010 to 12/31/2010         6.178104          6.506516        14,538.1208
01/01/2011 to 04/29/2011         6.506516          6.907176             0.0000
--------------------------      ---------         ---------       ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010630          1.044394        75,401.1603
01/01/2013 to 12/31/2013         1.044394          1.043809        37,937.2778
01/01/2014 to 12/31/2014         1.043809          1.081320        48,071.2149
01/01/2015 to 12/31/2015         1.081320          1.016353        61,693.1642
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        10.440811         11.889440        89,322.9589
01/01/2007 to 12/31/2007        11.889440         11.373762        97,140.7244
01/01/2008 to 12/31/2008        11.373762          7.151498       121,874.5307
01/01/2009 to 12/31/2009         7.151498          8.882604       115,859.6000
01/01/2010 to 12/31/2010         8.882604         10.012092       134,912.7882
01/01/2011 to 12/31/2011        10.012092          9.680265       122,356.7310
01/01/2012 to 12/31/2012         9.680265         11.256169        95,769.4571
01/01/2013 to 12/31/2013        11.256169         14.953317        98,008.6052
01/01/2014 to 12/31/2014        14.953317         16.038166        95,257.3999
01/01/2015 to 12/31/2015        16.038166         14.796666        85,272.9314
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        24.023204         26.442364        57,941.7117
01/01/2007 to 12/31/2007        26.442364         26.097573        49,377.7355
01/01/2008 to 12/31/2008        26.097573         15.676284        33,622.7596
01/01/2009 to 12/31/2009        15.676284         19.462550        32,289.4000
01/01/2010 to 12/31/2010        19.462550         23.971440        29,870.5828
01/01/2011 to 12/31/2011        23.971440         22.651298        26,960.7934
01/01/2012 to 12/31/2012        22.651298         25.488990        24,377.7430
01/01/2013 to 12/31/2013        25.488990         32.588570        22,696.8097
01/01/2014 to 12/31/2014        32.588570         35.058692        20,921.4926
01/01/2015 to 12/31/2015        35.058692         31.309279        16,736.8367
--------------------------      ---------         ---------       ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        12.728544         14.260960       246,871.7946
01/01/2007 to 12/31/2007        14.260960         15.540130       212,706.1786
01/01/2008 to 12/31/2008        15.540130          9.341736       187,394.0707
01/01/2009 to 12/31/2009         9.341736         12.265817       182,110.0800
01/01/2010 to 12/31/2010        12.265817         15.186300       165,408.7737
01/01/2011 to 12/31/2011        15.186300         14.739946       134,849.2268
01/01/2012 to 12/31/2012        14.739946         17.097538       109,243.3275
01/01/2013 to 12/31/2013        17.097538         23.515801        95,319.1091
01/01/2014 to 12/31/2014        23.515801         24.898496        82,824.5008
01/01/2015 to 12/31/2015        24.898496         24.012162        78,532.7893
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012684          1.046433             0.0000
01/01/2013 to 12/31/2013         1.046433          1.139546       121,309.5136
01/01/2014 to 12/31/2014         1.139546          1.196095        59,649.8557
01/01/2015 to 12/31/2015         1.196095          1.184079       339,252.5788
--------------------------      ---------         ---------       ------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        16.785051         17.976644       377,830.9449
01/01/2007 to 12/31/2007        17.976644         18.791730       338,864.3287
01/01/2008 to 12/31/2008        18.791730         15.007127       285,692.9253
01/01/2009 to 12/31/2009        15.007127         20.139535       258,553.7800
01/01/2010 to 12/31/2010        20.139535         22.322745       241,801.7927
01/01/2011 to 12/31/2011        22.322745         22.880277       212,340.3144
01/01/2012 to 12/31/2012        22.880277         25.353812       194,343.8395
01/01/2013 to 12/31/2013        25.353812         26.861582       165,445.7651
01/01/2014 to 12/31/2014        26.861582         27.628783       143,889.4231
01/01/2015 to 12/31/2015        27.628783         26.519298       126,741.3093
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.987399          9.734008        10,384.0622
01/01/2012 to 12/31/2012         9.734008          9.969859        11,760.1386
01/01/2013 to 12/31/2013         9.969859          9.895765        10,843.9853
01/01/2014 to 12/31/2014         9.895765          9.812226         5,435.3203
01/01/2015 to 12/31/2015         9.812226          9.567621         4,708.1856
--------------------------       --------          --------        -----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.667259          7.562984       697,793.0189
01/01/2009 to 12/31/2009         7.562984          9.843201       601,888.9500
01/01/2010 to 12/31/2010         9.843201         11.251762       598,311.9581
01/01/2011 to 12/31/2011        11.251762         10.402724       574,376.1933
01/01/2012 to 12/31/2012        10.402724         11.914653       574,542.6876
01/01/2013 to 12/31/2013        11.914653         15.140008       545,171.9191
01/01/2014 to 12/31/2014        15.140008         15.610967       421,891.0537
01/01/2015 to 12/31/2015        15.610967         15.009529       384,897.1844
--------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE AGGRESSIVE
STRATEGY SUB-ACCOUNT (CLASS B))

11/01/2006 to 12/31/2006         9.930000         10.307276        76,008.9107
01/01/2007 to 12/31/2007        10.307276         11.001222       165,051.9380
01/01/2008 to 11/07/2008        11.001222          6.643334             0.0000
--------------------------      ---------         ---------       ------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.950891         10.377682         2,885.8704
01/01/2013 to 12/31/2013        10.377682         11.644752        12,076.5729
01/01/2014 to 12/31/2014        11.644752         12.527974        20,239.7333
01/01/2015 to 12/31/2015        12.527974         11.789721        23,844.7134
--------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.077106          1.122470             0.0000
01/01/2014 to 12/31/2014         1.122470          1.203340             0.0000
01/01/2015 to 12/31/2015         1.203340          1.166383             0.0000
--------------------------      ---------         ---------       ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        16.012689         17.775216       345,165.9059
01/01/2007 to 12/31/2007        17.775216         16.911972       299,209.1362
01/01/2008 to 12/31/2008        16.911972         11.644231       230,552.8383
01/01/2009 to 12/31/2009        11.644231         14.447080       219,343.5800
01/01/2010 to 12/31/2010        14.447080         16.995902       195,635.3734
01/01/2011 to 12/31/2011        16.995902         15.178255       176,077.4655
01/01/2012 to 12/31/2012        15.178255         17.569665       157,018.8103
01/01/2013 to 12/31/2013        17.569665         22.832759       130,244.8333
01/01/2014 to 12/31/2014        22.832759         22.787306       111,889.2520
01/01/2015 to 12/31/2015        22.787306         21.149125       105,141.0828
--------------------------      ---------         ---------       ------------

MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        13.358987          6.107034        39,072.7258
01/01/2009 to 12/31/2009         6.107034         10.123524        67,145.2700
01/01/2010 to 12/31/2010        10.123524         12.282999        75,164.3209
01/01/2011 to 12/31/2011        12.282999          9.797930        74,870.5751
01/01/2012 to 12/31/2012         9.797930         11.429024        59,347.9265
01/01/2013 to 12/31/2013        11.429024         10.655323        43,697.9889
01/01/2014 to 12/31/2014        10.655323          9.772978        36,284.2014
01/01/2015 to 12/31/2015         9.772978          8.264436        37,046.4549
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
 DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2))

01/01/2006 to 12/31/2006        10.147894         12.754275        36,673.0059
01/01/2007 to 12/31/2007        12.754275         16.115145        21,684.6794
01/01/2008 to 04/25/2008        16.115145         14.646315             0.0000
--------------------------      ---------         ---------        -----------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        12.543118         15.577096       310,122.8863
01/01/2007 to 12/31/2007        15.577096         17.313567       278,333.0576
01/01/2008 to 12/31/2008        17.313567          9.790126       216,465.2524
01/01/2009 to 12/31/2009         9.790126         12.638051       202,264.8100
01/01/2010 to 12/31/2010        12.638051         13.814584       191,642.4258
01/01/2011 to 12/31/2011        13.814584         12.102702       186,638.6378
01/01/2012 to 12/31/2012        12.102702         13.857650       172,469.4998
01/01/2013 to 12/31/2013        13.857650         16.215302       166,321.0639
01/01/2014 to 12/31/2014        16.215302         14.804391       145,789.2762
01/01/2015 to 12/31/2015        14.804391         14.268067       130,354.0593
--------------------------      ---------         ---------       ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006         9.817471         10.439526         7,508.5029
01/01/2007 to 12/31/2007        10.439526         12.646969         8,794.8730
01/01/2008 to 12/31/2008        12.646969          6.606950         7,438.5680
01/01/2009 to 12/31/2009         6.606950         10.195369        22,981.4400
01/01/2010 to 12/31/2010        10.195369         13.213470        24,775.4986
01/01/2011 to 12/31/2011        13.213470         12.067801        25,491.8937
01/01/2012 to 12/31/2012        12.067801         12.938431        14,338.8129
01/01/2013 to 12/31/2013        12.938431         17.649116        14,138.2531
01/01/2014 to 12/31/2014        17.649116         17.492538        12,847.4437
01/01/2015 to 12/31/2015        17.492538         16.301191        12,459.8608
--------------------------      ---------         ---------       ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999740          1.032019             0.0000
01/01/2015 to 12/31/2015         1.032019          0.957133             0.0000
--------------------------      ---------         ---------       ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        11.902882         12.207117       585,550.2474
01/01/2007 to 12/31/2007        12.207117         12.882116       542,542.4162
01/01/2008 to 12/31/2008        12.882116         12.690839       525,723.3894
01/01/2009 to 12/31/2009        12.690839         14.697007       437,952.3100
01/01/2010 to 12/31/2010        14.697007         15.598687       431,203.4314
01/01/2011 to 12/31/2011        15.598687         15.791031       412,049.5206
01/01/2012 to 12/31/2012        15.791031         16.928614       430,198.5872
01/01/2013 to 12/31/2013        16.928614         16.291852       333,921.5475
01/01/2014 to 12/31/2014        16.291852         16.655315       274,386.8789
01/01/2015 to 12/31/2015        16.655315         16.342669       248,069.8132
--------------------------      ---------         ---------       ------------

PIONEER FUND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        12.413929         15.168928             0.0000
01/01/2010 to 12/31/2010        15.168928         17.254736         1,163.5509
01/01/2011 to 12/31/2011        17.254736         16.105760         2,767.7242
01/01/2012 to 12/31/2012        16.105760         17.440825         1,213.7024
01/01/2013 to 12/31/2013        17.440825         22.710843         2,530.0192
01/01/2014 to 12/31/2014        22.710843         24.719350         1,352.3661
01/01/2015 to 12/31/2015        24.719350         24.193312         1,266.8528
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. -
CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        11.632206         12.536329        23,604.9966
01/01/2007 to 12/31/2007        12.536329         12.259389        25,047.0725
01/01/2008 to 12/31/2008        12.259389          7.167903        19,566.9589
01/01/2009 to 05/01/2009         7.167903          7.075613             0.0000
--------------------------      ---------         ---------        -----------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.718421         10.847689         8,886.5983
01/01/2013 to 12/31/2013        10.847689         10.162484             0.0000
01/01/2014 to 12/31/2014        10.162484         10.724718             0.0000
01/01/2015 to 12/31/2015        10.724718         10.568127             0.0000
--------------------------      ---------         ---------        -----------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.214701         10.715574         3,255.7806
01/01/2014 to 12/31/2014        10.715574         11.422414         3,894.2181
01/01/2015 to 12/31/2015        11.422414         11.067180         3,358.9071
--------------------------      ---------         ---------        -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010663          1.064484        18,092.0092
01/01/2013 to 12/31/2013         1.064484          1.150055        20,553.5808
01/01/2014 to 12/31/2014         1.150055          1.215740        20,364.9215
01/01/2015 to 12/31/2015         1.215740          1.182372        36,234.5026
--------------------------      ---------         ---------        -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME
ETF SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        10.117411         11.091625        22,829.8775
01/01/2007 to 12/31/2007        11.091625         11.469258        69,815.5955
01/01/2008 to 12/31/2008        11.469258          8.432783        71,923.5862
01/01/2009 to 12/31/2009         8.432783         10.333264       132,301.2500
01/01/2010 to 12/31/2010        10.333264         11.379773       136,206.6114
01/01/2011 to 12/31/2011        11.379773         11.284525        98,475.4672
01/01/2012 to 12/31/2012        11.284525         12.493205        88,682.6905
01/01/2013 to 12/31/2013        12.493205         13.843251        90,157.5915
01/01/2014 to 12/31/2014        13.843251         14.372122        79,588.7895
01/01/2015 to 12/31/2015        14.372122         13.824769        80,085.5119
--------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS
B) AND BEFORE THAT CYCLICAL GROWTH ETF
 SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        10.155537         11.344850        17,513.4697
01/01/2007 to 12/31/2007        11.344850         11.755582        33,061.0998
01/01/2008 to 12/31/2008        11.755582          7.731161        30,142.2722
01/01/2009 to 12/31/2009         7.731161          9.793017        39,785.6200
01/01/2010 to 12/31/2010         9.793017         10.968839        35,084.5654
01/01/2011 to 12/31/2011        10.968839         10.533663        47,673.6248
01/01/2012 to 12/31/2012        10.533663         11.887943        36,787.4043
01/01/2013 to 12/31/2013        11.887943         13.772250        39,500.3192
01/01/2014 to 12/31/2014        13.772250         14.239908        23,672.8048
01/01/2015 to 12/31/2015        14.239908         13.648985        26,396.8743
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        47.642491         55.062441       288,901.2803
01/01/2007 to 12/31/2007        55.062441         56.030968       250,298.3204
01/01/2008 to 12/31/2008        56.030968         35.000435       223,483.9704
01/01/2009 to 12/31/2009        35.000435         40.658089       206,660.7900
01/01/2010 to 12/31/2010        40.658089         46.682743       186,060.2686
01/01/2011 to 12/31/2011        46.682743         43.968910       153,239.0111
01/01/2012 to 12/31/2012        43.968910         50.892657       131,865.3781
01/01/2013 to 12/31/2013        50.892657         66.801079       116,213.9961
01/01/2014 to 12/31/2014        66.801079         74.248482        99,937.6450
01/01/2015 to 12/31/2015        74.248482         70.238585        90,804.5410
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH
AND INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))

01/01/2006 to 12/31/2006        45.989065         52.305969           461.1372
01/01/2007 to 12/31/2007        52.305969         48.217079         1,810.8653
01/01/2008 to 12/31/2008        48.217079         28.999605           461.1372
01/01/2009 to 12/31/2009        28.999605         36.936453           189.3900
01/01/2010 to 04/30/2010        36.936453         39.397638             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006         7.852952          8.180513       573,069.1221
01/01/2007 to 12/31/2007         8.180513          9.441318       445,288.8641
01/01/2008 to 12/31/2008         9.441318          5.580999       372,477.3486
01/01/2009 to 12/31/2009         5.580999          7.966011       336,984.3600
01/01/2010 to 12/31/2010         7.966011          9.979980       318,046.1811
01/01/2011 to 12/31/2011         9.979980          9.631171       228,074.6144
01/01/2012 to 12/31/2012         9.631171         10.741882       198,851.3519
01/01/2013 to 12/31/2013        10.741882         14.395139       192,862.2872
01/01/2014 to 12/31/2014        14.395139         15.928538       161,033.2550
01/01/2015 to 12/31/2015        15.928538         16.671745       145,507.1440
--------------------------      ---------         ---------       ------------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        14.548836         16.592341         4,479.0567
01/01/2007 to 12/31/2007        16.592341         17.917514             0.0000
01/01/2008 to 12/31/2008        17.917514          9.801848           625.1110
01/01/2009 to 12/31/2009         9.801848         11.722204           625.1100
01/01/2010 to 12/31/2010        11.722204         12.290858           625.1110
01/01/2011 to 12/31/2011        12.290858          9.631917           625.1110
01/01/2012 to 12/31/2012         9.631917         11.279936           625.1110
01/01/2013 to 12/31/2013        11.279936         12.743081        12,598.7833
01/01/2014 to 12/31/2014        12.743081         12.085198         8,576.2854
01/01/2015 to 12/31/2015        12.085198         11.600395         9,450.7547
--------------------------      ---------         ---------       ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        40.408096         41.289976        10,950.3513
01/01/2007 to 12/31/2007        41.289976         42.948359         3,865.0606
01/01/2008 to 12/31/2008        42.948359         40.593524         6,242.2139
01/01/2009 to 12/31/2009        40.593524         43.487373         3,752.6900
01/01/2010 to 12/31/2010        43.487373         46.112048         5,639.2894
01/01/2011 to 12/31/2011        46.112048         48.098979         5,563.1659
01/01/2012 to 12/31/2012        48.098979         50.625234         5,044.0828
01/01/2013 to 12/31/2013        50.625234         49.171861         5,036.7412
01/01/2014 to 12/31/2014        49.171861         51.531980         5,031.3963
01/01/2015 to 12/31/2015        51.531980         50.734391         4,658.2802
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009         8.415159         10.576973               0.0000
01/01/2010 to 12/31/2010        10.576973         12.434974               0.0000
01/01/2011 to 12/31/2011        12.434974         11.109835               0.0000
01/01/2012 to 12/31/2012        11.109835         12.466267             894.9420
01/01/2013 to 12/31/2013        12.466267         16.417327             894.9420
01/01/2014 to 12/31/2014        16.417327         17.541626             894.9420
01/01/2015 to 12/31/2015        17.541626         18.292183             894.9420
--------------------------      ---------         ---------             --------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))

05/01/2006 to 12/31/2006        14.171468         13.963702               0.0000
01/01/2007 to 12/31/2007        13.963702         15.332447               0.0000
01/01/2008 to 12/31/2008        15.332447          8.628179               0.0000
01/01/2009 to 05/01/2009         8.628179          8.192498               0.0000
--------------------------      ---------         ---------             --------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS
SERIES TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E))

04/30/2007 to 12/31/2007        14.445320         15.046857               0.0000
01/01/2008 to 12/31/2008        15.046857          8.456209               0.0000
01/01/2009 to 05/01/2009         8.456209          8.024685               0.0000
--------------------------      ---------         ---------             --------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS
SERIES TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E), AND BEFORE THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I.
CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))

01/01/2006 to 12/31/2006        21.110699         21.969305               0.0000
01/01/2007 to 04/27/2007        21.969305         23.392674               0.0000
--------------------------      ---------         ---------             --------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006         9.829291         10.083745         359,479.0254
01/01/2007 to 12/31/2007        10.083745         10.369242         711,766.0045
01/01/2008 to 12/31/2008        10.369242         10.437994       1,031,846.0712
01/01/2009 to 12/31/2009        10.437994         10.267473         769,160.6400
01/01/2010 to 12/31/2010        10.267473         10.074225         674,565.5497
01/01/2011 to 12/31/2011        10.074225          9.885130         594,688.6211
01/01/2012 to 12/31/2012         9.885130          9.698069         282,712.8314
01/01/2013 to 12/31/2013         9.698069          9.515538         270,137.9449
01/01/2014 to 12/31/2014         9.515538          9.336444         263,140.3050
01/01/2015 to 12/31/2015         9.336444          9.160719         259,873.2766
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        11.519694         11.588731         361,058.9605
01/01/2007 to 12/31/2007        11.588731         12.664321         327,248.8920
01/01/2008 to 12/31/2008        12.664321          7.884117         283,363.5454
01/01/2009 to 12/31/2009         7.884117         10.796267         280,371.4900
01/01/2010 to 12/31/2010        10.796267         11.791672         270,194.4033
01/01/2011 to 12/31/2011        11.791672         11.595850         237,971.4584
01/01/2012 to 12/31/2012        11.595850         13.146384         454,811.1645
01/01/2013 to 12/31/2013        13.146384         17.637135         408,433.1136
01/01/2014 to 12/31/2014        17.637135         18.818245         348,080.5210
01/01/2015 to 12/31/2015        18.818245         20.410115         310,030.4815
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006         8.424977          8.892595         910,892.6432
01/01/2007 to 12/31/2007         8.892595          9.975273         808,015.5291
01/01/2008 to 12/31/2008         9.975273          5.290726         694,795.5012
01/01/2009 to 12/31/2009         5.290726          7.459833         633,817.0300
01/01/2010 to 12/31/2010         7.459833          8.007296         564,904.9151
01/01/2011 to 12/31/2011         8.007296          7.748428         447,345.5818
01/01/2012 to 04/27/2012         7.748428          8.702779               0.0000
--------------------------       --------          --------         ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006         9.810686         10.562205          52,922.5019
01/01/2007 to 12/31/2007        10.562205         10.809461          30,828.6918
01/01/2008 to 12/31/2008        10.809461          6.224256          16,448.9207
01/01/2009 to 12/31/2009         6.224256          7.919452          20,326.0100
01/01/2010 to 12/31/2010         7.919452         10.206380          18,548.6878
01/01/2011 to 12/31/2011        10.206380         10.289595          16,060.0629
01/01/2012 to 12/31/2012        10.289595         11.194703          14,874.6328
01/01/2013 to 12/31/2013        11.194703         16.298229          14,615.1791
01/01/2014 to 12/31/2014        16.298229         16.140912          14,767.2767
01/01/2015 to 12/31/2015        16.140912         16.063140          10,796.7178
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.332149         13.550342          63,288.0195
01/01/2015 to 12/31/2015        13.550342         13.217456          80,429.9890
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.910122         14.251064       2,624,007.5164
01/01/2015 to 12/31/2015        14.251064         13.832750       2,280,822.3528
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        10.555116         11.040211       1,598,217.3594
01/01/2007 to 12/31/2007        11.040211         11.472478       1,714,054.4038
01/01/2008 to 12/31/2008        11.472478          8.931449       1,403,709.0740
01/01/2009 to 12/31/2009         8.931449         10.770887       1,501,860.3000
01/01/2010 to 12/31/2010        10.770887         11.720442       1,417,850.7498
01/01/2011 to 12/31/2011        11.720442         11.704503       1,530,248.3631
01/01/2012 to 12/31/2012        11.704503         12.736086       1,481,663.6677
01/01/2013 to 12/31/2013        12.736086         13.631012       1,349,392.9540
01/01/2014 to 04/25/2014        13.631012         13.721523               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        10.963078         11.481355       1,827,127.5085
01/01/2007 to 12/31/2007        11.481355         11.963296       2,290,443.2291
01/01/2008 to 12/31/2008        11.963296          8.636307       2,087,657.5302
01/01/2009 to 12/31/2009         8.636307         10.684293       1,962,479.3300
01/01/2010 to 12/31/2010        10.684293         11.783178       2,111,177.0350
01/01/2011 to 12/31/2011        11.783178         11.548371       1,917,844.5505
01/01/2012 to 12/31/2012        11.548371         12.734194       1,815,270.2350
01/01/2013 to 12/31/2013        12.734194         14.271995       1,677,188.0374
01/01/2014 to 04/25/2014        14.271995         14.312622               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.304806         14.766474       2,630,275.7924
01/01/2015 to 12/31/2015        14.766474         14.304850       2,450,996.1349
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))

11/01/2006 to 12/31/2006         9.960000         10.193383         157,630.6088
01/01/2007 to 12/31/2007        10.193383         10.642630         568,103.2730
01/01/2008 to 11/07/2008        10.642630          7.294075               0.0000
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

11/10/2008 to 12/31/2008         8.299198          8.243149       4,541,863.6196
01/01/2009 to 12/31/2009         8.243149         10.379836       4,311,431.3700
01/01/2010 to 12/31/2010        10.379836         11.568201       4,009,708.4123
01/01/2011 to 12/31/2011        11.568201         11.157644       3,585,466.7004
01/01/2012 to 12/31/2012        11.157644         12.471587       3,320,296.3740
01/01/2013 to 12/31/2013        12.471587         14.613171       2,939,172.6375
01/01/2014 to 04/25/2014        14.613171         14.610666               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.278990         14.824869       3,326,979.4763
01/01/2015 to 12/31/2015        14.824869         14.299108       2,972,267.7700
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))

11/01/2006 to 12/31/2006         9.950000         10.229648          96,957.4052
01/01/2007 to 12/31/2007        10.229648         10.833360         412,212.7150
01/01/2008 to 11/07/2008        10.833360          6.886100               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

11/10/2008 to 12/31/2008         8.008494          7.920380       4,797,079.0199
01/01/2009 to 12/31/2009         7.920380         10.110345       4,518,008.7300
01/01/2010 to 12/31/2010        10.110345         11.456775       4,257,983.5300
01/01/2011 to 12/31/2011        11.456775         10.806138       4,042,008.5957
01/01/2012 to 12/31/2012        10.806138         12.268357       3,690,752.7639
01/01/2013 to 12/31/2013        12.268357         15.156984       3,382,356.8704
01/01/2014 to 04/25/2014        15.156984         15.071967               0.0000
--------------------------      ---------         ---------       --------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        11.455096         12.947028         179,713.2007
01/01/2007 to 12/31/2007        12.947028         13.333947         150,974.1653
01/01/2008 to 12/31/2008        13.333947          8.207703         126,593.0513
01/01/2009 to 12/31/2009         8.207703         10.140674         147,741.1000
01/01/2010 to 12/31/2010        10.140674         11.391722         147,927.1408
01/01/2011 to 12/31/2011        11.391722         11.360548         128,740.9148
01/01/2012 to 12/31/2012        11.360548         12.865299         120,633.2465
01/01/2013 to 12/31/2013        12.865299         16.624657         115,171.0980
01/01/2014 to 12/31/2014        16.624657         18.448430         106,645.8631
01/01/2015 to 12/31/2015        18.448430         18.266536          66,316.2271
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        18.070456         20.646753         1,362.6289
01/01/2007 to 12/31/2007        20.646753         19.508247         1,863.6587
01/01/2008 to 12/31/2008        19.508247         11.760306         1,645.8059
01/01/2009 to 12/31/2009        11.760306         13.019861         1,645.8100
01/01/2010 to 12/31/2010        13.019861         15.501370         1,645.8059
01/01/2011 to 12/31/2011        15.501370         16.047806         1,645.8059
01/01/2012 to 12/31/2012        16.047806         17.279813         2,195.1777
01/01/2013 to 12/31/2013        17.279813         23.429557        66,920.2564
01/01/2014 to 12/31/2014        23.429557         22.919485        56,917.5191
01/01/2015 to 12/31/2015        22.919485         22.573569        50,811.1716
--------------------------      ---------         ---------        -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        15.155264         17.044858         1,149.0406
01/01/2007 to 04/27/2007        17.044858         18.500037             0.0000
--------------------------      ---------         ---------        -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

04/30/2007 to 12/31/2007        17.191695         15.202206       127,382.0185
01/01/2008 to 12/31/2008        15.202206          9.202464       115,726.8586
01/01/2009 to 12/31/2009         9.202464         12.348579       114,170.5400
01/01/2010 to 12/31/2010        12.348579         14.886019       109,284.5743
01/01/2011 to 12/31/2011        14.886019         13.835741       107,341.0730
01/01/2012 to 12/31/2012        13.835741         14.291465        92,763.4835
01/01/2013 to 04/26/2013        14.291465         15.471275             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        12.242665         13.560394       110,561.2758
01/01/2007 to 12/31/2007        13.560394         14.527575        47,218.7462
01/01/2008 to 12/31/2008        14.527575          8.266781        36,838.5979
01/01/2009 to 12/31/2009         8.266781         11.602046        36,142.4400
01/01/2010 to 12/31/2010        11.602046         13.289891        33,740.3895
01/01/2011 to 12/31/2011        13.289891         12.866159        30,641.1739
01/01/2012 to 12/31/2012        12.866159         14.980079        23,165.4704
01/01/2013 to 12/31/2013        14.980079         20.396540        54,211.1534
01/01/2014 to 12/31/2014        20.396540         21.778971        49,593.5620
01/01/2015 to 12/31/2015        21.778971         23.615539        42,395.0009
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VIP GROWTH
SUB-ACCOUNT (SERVICE CLASS 2))

01/01/2006 to 04/30/2006        49.360843         51.486019        23,357.0427
--------------------------      ---------         ---------       ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        13.789115         14.021175           454.7855
01/01/2007 to 12/31/2007        14.021175         15.067202           430.6295
01/01/2008 to 12/31/2008        15.067202          9.413845           398.9156
01/01/2009 to 12/31/2009         9.413845         12.805266           361.6300
01/01/2010 to 12/31/2010        12.805266         16.919654           332.2342
01/01/2011 to 12/31/2011        16.919654         16.842100             3.5673
01/01/2012 to 12/31/2012        16.842100         19.152244             3.5491
01/01/2013 to 12/31/2013        19.152244         27.092679         1,101.3541
01/01/2014 to 12/31/2014        27.092679         28.349576         1,101.3401
01/01/2015 to 12/31/2015        28.349576         28.501320         1,047.8976
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        18.918267         19.458894           6,526.1565
01/01/2007 to 12/31/2007        19.458894         19.797824           6,753.0942
01/01/2008 to 12/31/2008        19.797824         16.467214               0.0000
01/01/2009 to 12/31/2009        16.467214         21.310523               0.0000
01/01/2010 to 12/31/2010        21.310523         23.513917               0.0000
01/01/2011 to 12/31/2011        23.513917         24.418844           2,220.4119
01/01/2012 to 12/31/2012        24.418844         26.662506           4,151.0734
01/01/2013 to 12/31/2013        26.662506         26.377014           3,277.1888
01/01/2014 to 12/31/2014        26.377014         27.249449             660.0013
01/01/2015 to 12/31/2015        27.249449         26.201665               0.0000
--------------------------      ---------         ---------           ----------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)

01/01/2006 to 12/31/2006        12.634573         14.183373       1,089,614.0542
01/01/2007 to 12/31/2007        14.183373         14.531708         927,884.0979
01/01/2008 to 12/31/2008        14.531708          8.631580         803,874.2632
01/01/2009 to 12/31/2009         8.631580         11.164658         737,483.4700
01/01/2010 to 12/31/2010        11.164658         12.249141         674,648.2369
01/01/2011 to 12/31/2011        12.249141         11.516763         559,819.5251
01/01/2012 to 12/31/2012        11.516763         12.734053         474,301.8288
01/01/2013 to 12/31/2013        12.734053         16.683680         419,921.7343
01/01/2014 to 12/31/2014        16.683680         18.079754         349,598.9289
01/01/2015 to 12/31/2015        18.079754         18.141560         305,546.1637
--------------------------      ---------         ---------       --------------

PIMCO VARIABLE INSURANCE TRUST

PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)

01/01/2006 to 12/31/2006        12.709595         13.606588          14,828.3558
01/01/2007 to 12/31/2007        13.606588         13.817546           5,945.7201
01/01/2008 to 12/31/2008        13.817546         10.369482           5,086.2924
01/01/2009 to 12/31/2009        10.369482         14.271125           4,867.9500
01/01/2010 to 12/31/2010        14.271125         16.028055           4,450.9346
01/01/2011 to 12/31/2011        16.028055         16.252344           3,986.9977
01/01/2012 to 12/31/2012        16.252344         18.224731           4,163.4016
01/01/2013 to 12/31/2013        18.224731         18.907168           3,799.0440
01/01/2014 to 12/31/2014        18.907168         19.170909           3,759.2616
01/01/2015 to 12/31/2015        19.170909         18.500777           2,160.2404
--------------------------      ---------         ---------       --------------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)

01/01/2006 to 12/31/2006        11.712494         11.949803             269.4674
01/01/2007 to 12/31/2007        11.949803         12.588195             269.4674
01/01/2008 to 12/31/2008        12.588195         12.299047          12,647.2105
01/01/2009 to 12/31/2009        12.299047         13.675088           2,752.3100
01/01/2010 to 12/31/2010        13.675088         14.127371           2,746.2427
01/01/2011 to 12/31/2011        14.127371         14.015805           6,137.3308
01/01/2012 to 12/31/2012        14.015805         14.555342           6,802.0292
01/01/2013 to 12/31/2013        14.555342         14.262078           3,397.7522
01/01/2014 to 12/31/2014        14.262078         14.112788           2,520.6788
01/01/2015 to 12/31/2015        14.112788         13.890623           3,406.7343
--------------------------      ---------         ---------       --------------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)

01/01/2006 to 12/31/2006        12.806465         14.438355             319.8593
01/01/2007 to 12/31/2007        14.438355         15.136492             319.8593
01/01/2008 to 12/31/2008        15.136492          8.519743             319.8593
01/01/2009 to 07/17/2009         8.519743          8.451804               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PUTNAM VARIABLE TRUST

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)

09/27/2010 to 12/31/2010        12.912601         14.607642         121.1437
01/01/2011 to 12/31/2011        14.607642         13.604676         121.0240
01/01/2012 to 12/31/2012        13.604676         15.584364         120.9232
01/01/2013 to 12/31/2013        15.584364         20.863295         817.4024
01/01/2014 to 12/31/2014        20.863295         23.232068         817.1615
01/01/2015 to 12/31/2015        23.232068         22.728732         816.9072
--------------------------      ---------         ---------         --------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA
SUB-ACCOUNT (CLASS IB))

01/01/2006 to 12/31/2006        14.824452         15.339203         121.5971
01/01/2007 to 12/31/2007        15.339203         15.622210         121.5067
01/01/2008 to 12/31/2008        15.622210          8.346167         121.3809
01/01/2009 to 12/31/2009         8.346167         11.362155         121.2600
01/01/2010 to 09/24/2010        11.362155         12.956975           0.0000

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))

01/01/2006 to 12/31/2006        21.153435         26.702840        71,039.9424
01/01/2007 to 12/31/2007        26.702840         30.154803        41,437.1933
01/01/2008 to 12/31/2008        30.154803         17.700900        29,175.9999
01/01/2009 to 12/31/2009        17.700900         23.572238        25,408.1200
01/01/2010 to 12/31/2010        23.572238         26.201652        22,779.5082
01/01/2011 to 12/31/2011        26.201652         24.055428        21,663.0020
01/01/2012 to 12/31/2012        24.055428         27.365133        19,179.9004
01/01/2013 to 12/31/2013        27.365133         32.067703        18,337.6232
01/01/2014 to 12/31/2014        32.067703         31.681946        15,030.5953
01/01/2015 to 12/31/2015        31.681946         30.454682        14,184.1989
--------------------------      ---------         ---------        -----------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)

01/01/2006 to 12/31/2006        55.594101         65.814753         3,389.2393
01/01/2007 to 12/31/2007        65.814753         65.786706         8,383.6649
01/01/2008 to 12/31/2008        65.786706         37.133706         3,725.6832
01/01/2009 to 12/31/2009        37.133706         47.607725         5,749.7100
01/01/2010 to 12/31/2010        47.607725         54.003315         5,903.7519
01/01/2011 to 12/31/2011        54.003315         53.656333         5,176.7707
01/01/2012 to 12/31/2012        53.656333         61.992225         5,052.7583
01/01/2013 to 12/31/2013        61.992225         78.219902         5,586.0170
01/01/2014 to 12/31/2014        78.219902         83.756667         5,075.6233
01/01/2015 to 12/31/2015        83.756667         79.170754         4,817.2653
--------------------------      ---------         ---------        -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)

01/01/2006 to 12/31/2006        28.658472         34.356122       206,233.0059
01/01/2007 to 12/31/2007        34.356122         39.151600       112,020.9554
01/01/2008 to 12/31/2008        39.151600         23.040143       104,834.0295
01/01/2009 to 12/31/2009        23.040143         31.166988        95,020.0700
01/01/2010 to 12/31/2010        31.166988         33.350983        93,989.5114
01/01/2011 to 12/31/2011        33.350983         29.419890        85,513.4915
01/01/2012 to 12/31/2012        29.419890         34.332500        71,712.8870
01/01/2013 to 12/31/2013        34.332500         41.673780        60,696.8048
01/01/2014 to 12/31/2014        41.673780         36.556339        51,766.8471
01/01/2015 to 12/31/2015        36.556339         33.741295        47,844.1311
--------------------------      ---------         ---------       ------------

MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN
GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT
 (CLASS B))

04/30/2012 to 12/31/2012        10.229595         10.585963        38,442.7246
01/01/2013 to 12/31/2013        10.585963         11.613923        79,612.9892
01/01/2014 to 12/31/2014        11.613923         12.306308        60,114.7498
01/01/2015 to 12/31/2015        12.306308         12.217725        56,268.3939
--------------------------      ---------         ---------       ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996864          1.041127             0.0000
01/01/2015 to 12/31/2015         1.041127          1.017571             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         7.049454          7.016504       1,489,655.7097
01/01/2009 to 12/31/2009         7.016504          8.956971       3,822,164.8200
01/01/2010 to 12/31/2010         8.956971          9.916506       3,829,051.8587
01/01/2011 to 12/31/2011         9.916506          9.580447       3,742,922.6309
01/01/2012 to 12/31/2012         9.580447         10.735389       3,618,987.5090
01/01/2013 to 12/31/2013        10.735389         12.560555       3,403,675.0098
01/01/2014 to 12/31/2014        12.560555         13.148320       3,291,790.8307
01/01/2015 to 12/31/2015        13.148320         12.886937       2,801,438.8561
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         6.453679          6.364205       1,986,210.6664
01/01/2009 to 12/31/2009         6.364205          8.420381       4,395,530.4500
01/01/2010 to 12/31/2010         8.420381          9.432345       4,712,662.7847
01/01/2011 to 12/31/2011         9.432345          8.870103       4,408,752.1101
01/01/2012 to 12/31/2012         8.870103         10.169637       4,164,806.2926
01/01/2013 to 12/31/2013        10.169637         12.558744       3,548,921.6002
01/01/2014 to 12/31/2014        12.558744         13.188399       3,559,805.1009
01/01/2015 to 12/31/2015        13.188399         12.919678       3,362,225.9133
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         7.655160          7.690677         632,896.8899
01/01/2009 to 12/31/2009         7.690677          9.367447       1,776,531.4000
01/01/2010 to 12/31/2010         9.367447         10.162530       1,889,511.8604
01/01/2011 to 12/31/2011        10.162530         10.050728       1,908,835.0320
01/01/2012 to 12/31/2012        10.050728         10.995520       1,807,420.5064
01/01/2013 to 12/31/2013        10.995520         12.320964       1,656,785.9672
01/01/2014 to 12/31/2014        12.320964         12.903037       1,533,301.0448
01/01/2015 to 12/31/2015        12.903037         12.643921       1,454,377.7664
--------------------------      ---------         ---------       --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.164971         11.580699         179,700.9755
01/01/2013 to 12/31/2013        11.580699         11.043464          85,875.1020
01/01/2014 to 12/31/2014        11.043464         11.336607          72,005.6317
01/01/2015 to 12/31/2015        11.336607         10.118925          61,054.2632
--------------------------      ---------         ---------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.984300         10.314536         210,684.7251
01/01/2013 to 12/31/2013        10.314536         11.230860         455,726.0765
01/01/2014 to 12/31/2014        11.230860         11.741626         455,353.3757
01/01/2015 to 12/31/2015        11.741626         11.577379         296,209.5784
--------------------------      ---------         ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        14.361086         19.503665         213,770.9582
01/01/2007 to 12/31/2007        19.503665         16.361582         145,227.6772
01/01/2008 to 12/31/2008        16.361582          9.419490         154,187.2780
01/01/2009 to 12/31/2009         9.419490         12.527414         160,189.2800
01/01/2010 to 12/31/2010        12.527414         14.357371         156,170.0263
01/01/2011 to 12/31/2011        14.357371         13.380587         164,363.9824
01/01/2012 to 12/31/2012        13.380587         16.639355         142,299.4059
01/01/2013 to 12/31/2013        16.639355         17.006799         140,017.1389
01/01/2014 to 12/31/2014        17.006799         19.014356         113,404.8164
01/01/2015 to 12/31/2015        19.014356         18.505723          97,285.4612
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006         8.060860          7.818713         232,569.9866
01/01/2007 to 12/31/2007         7.818713          7.892126         226,248.5456
01/01/2008 to 12/31/2008         7.892126          4.747779         205,007.5443
01/01/2009 to 12/31/2009         4.747779          6.231197         210,303.4700
01/01/2010 to 12/31/2010         6.231197          7.613826         203,319.1014
01/01/2011 to 12/31/2011         7.613826          7.759761         182,272.4032
01/01/2012 to 12/31/2012         7.759761          9.076542         185,207.8357
01/01/2013 to 12/31/2013         9.076542         13.044951         289,589.7952
01/01/2014 to 12/31/2014        13.044951         15.309203         388,852.6625
01/01/2015 to 12/31/2015        15.309203         14.501511         301,690.7758
--------------------------      ---------         ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE
THAT METROPOLITAN SERIES FUND, INC. - MFS(R)
 INVESTORS TRUST SUB-ACCOUNT (CLASS B))

01/01/2006 to 04/30/2006         9.047333          9.458778           6,635.7888
--------------------------      ---------         ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

05/01/2006 to 12/31/2006        10.422245         11.180916          20,868.2533
01/01/2007 to 12/31/2007        11.180916         10.383877          22,854.5369
01/01/2008 to 12/31/2008        10.383877          4.651552          31,692.2665
01/01/2009 to 12/31/2009         4.651552          6.334860          52,849.6900
01/01/2010 to 12/31/2010         6.334860          6.711722          88,489.0988
01/01/2011 to 04/29/2011         6.711722          7.138968               0.0000
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010730          1.048710       1,970,136.2397
01/01/2013 to 12/31/2013         1.048710          1.054430       1,436,191.3463
01/01/2014 to 12/31/2014         1.054430          1.098896       1,225,097.6187
01/01/2015 to 12/31/2015         1.098896          1.039093       1,127,791.8654
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        10.482927         12.009028         730,654.8911
01/01/2007 to 12/31/2007        12.009028         11.557695         586,576.6897
01/01/2008 to 12/31/2008        11.557695          7.311136         582,309.5651
01/01/2009 to 12/31/2009         7.311136          9.134319         654,150.8300
01/01/2010 to 12/31/2010         9.134319         10.355646         694,766.4660
01/01/2011 to 12/31/2011        10.355646         10.070573         660,317.2294
01/01/2012 to 12/31/2012        10.070573         11.772115         591,194.3865
01/01/2013 to 12/31/2013        11.772115         15.732268         551,040.8352
01/01/2014 to 12/31/2014        15.732268         16.975188         501,354.4094
01/01/2015 to 12/31/2015        16.975188         15.755453         481,921.6437
--------------------------      ---------         ---------       --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        25.259591         27.970108         559,924.2700
01/01/2007 to 12/31/2007        27.970108         27.772461         532,439.9537
01/01/2008 to 12/31/2008        27.772461         16.783283         498,570.9496
01/01/2009 to 12/31/2009        16.783283         20.962355         484,186.6300
01/01/2010 to 12/31/2010        20.962355         25.973885         457,734.9255
01/01/2011 to 12/31/2011        25.973885         24.690934         413,436.2833
01/01/2012 to 12/31/2012        24.690934         27.952215         338,253.9549
01/01/2013 to 12/31/2013        27.952215         35.952829         277,223.5128
01/01/2014 to 12/31/2014        35.952829         38.910717         231,599.9686
01/01/2015 to 12/31/2015        38.910717         34.958606         211,564.5559
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        13.035149         14.692143         230,580.9637
01/01/2007 to 12/31/2007        14.692143         16.106871         167,547.2084
01/01/2008 to 12/31/2008        16.106871          9.741028         169,394.9110
01/01/2009 to 12/31/2009         9.741028         12.867069         312,799.3200
01/01/2010 to 12/31/2010        12.867069         16.026464         169,552.9197
01/01/2011 to 12/31/2011        16.026464         15.648867         116,546.6526
01/01/2012 to 12/31/2012        15.648867         18.261621         113,404.8567
01/01/2013 to 12/31/2013        18.261621         25.267876         109,595.7357
01/01/2014 to 12/31/2014        25.267876         26.914621          96,627.0131
01/01/2015 to 12/31/2015        26.914621         26.112778         114,620.0803
--------------------------      ---------         ---------         ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012784          1.050758         190,883.9505
01/01/2013 to 12/31/2013         1.050758          1.151141         376,549.3488
01/01/2014 to 12/31/2014         1.151141          1.215536         223,821.0550
01/01/2015 to 12/31/2015         1.215536          1.210567         300,123.7078
--------------------------      ---------         ---------         ------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        17.236958         18.571397         713,747.7129
01/01/2007 to 12/31/2007        18.571397         19.530893         703,520.1220
01/01/2008 to 12/31/2008        19.530893         15.691614         632,855.7845
01/01/2009 to 12/31/2009        15.691614         21.184702         612,561.6200
01/01/2010 to 12/31/2010        21.184702         23.622434         587,544.1006
01/01/2011 to 12/31/2011        23.622434         24.357741         519,164.0967
01/01/2012 to 12/31/2012        24.357741         27.154250         463,516.9708
01/01/2013 to 12/31/2013        27.154250         28.942193         334,692.1121
01/01/2014 to 12/31/2014        28.942193         29.947945         285,075.5190
01/01/2015 to 12/31/2015        29.947945         28.918367         250,711.1221
--------------------------      ---------         ---------         ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.988220          9.773621          34,235.0737
01/01/2012 to 12/31/2012         9.773621         10.070996         130,255.8768
01/01/2013 to 12/31/2013        10.070996         10.056309         183,163.3666
01/01/2014 to 12/31/2014        10.056309         10.031423         194,507.7146
01/01/2015 to 12/31/2015        10.031423          9.840222         155,351.4775
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.854629          7.754319       2,713,302.4580
01/01/2009 to 12/31/2009         7.754319         10.152970       2,495,516.9500
01/01/2010 to 12/31/2010        10.152970         11.675624       2,315,027.9721
01/01/2011 to 12/31/2011        11.675624         10.859463       2,094,628.1203
01/01/2012 to 12/31/2012        10.859463         12.512996       1,818,351.7610
01/01/2013 to 12/31/2013        12.512996         15.995949       1,604,023.7150
01/01/2014 to 12/31/2014        15.995949         16.592811       1,370,070.8118
01/01/2015 to 12/31/2015        16.592811         16.049593       1,105,825.6700
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE AGGRESSIVE
STRATEGY SUB-ACCOUNT (CLASS B))

11/01/2006 to 12/31/2006         9.930000         10.315577       1,476,101.4681
01/01/2007 to 12/31/2007        10.315577         11.076711       2,710,154.1309
01/01/2008 to 11/07/2008        11.076711          6.723418               0.0000
--------------------------      ---------         ---------       --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.011276         10.482770         137,857.5184
01/01/2013 to 12/31/2013        10.482770         11.833440         298,480.6318
01/01/2014 to 12/31/2014        11.833440         12.807579         322,286.2246
01/01/2015 to 12/31/2015        12.807579         12.125407         242,268.4859
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.080260          1.130318        42,964.4413
01/01/2014 to 12/31/2014         1.130318          1.219045         6,220.2549
01/01/2015 to 12/31/2015         1.219045          1.188718       788,379.9949
--------------------------       --------          --------       ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        16.352461         18.261325       297,320.2937
01/01/2007 to 12/31/2007        18.261325         17.479670       253,296.5220
01/01/2008 to 12/31/2008        17.479670         12.107897       246,374.0647
01/01/2009 to 12/31/2009        12.107897         15.112789       269,550.6500
01/01/2010 to 12/31/2010        15.112789         17.885935       440,161.9995
01/01/2011 to 12/31/2011        17.885935         16.069084       207,475.3833
01/01/2012 to 12/31/2012        16.069084         18.713333       206,209.7128
01/01/2013 to 12/31/2013        18.713333         24.465258       234,320.1558
01/01/2014 to 12/31/2014        24.465258         24.563534       216,688.3523
01/01/2015 to 12/31/2015        24.563534         22.934927       147,244.3853
--------------------------      ---------         ---------       ------------

MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        13.520511          6.206168       212,896.0530
01/01/2009 to 12/31/2009         6.206168         10.349730       500,738.8100
01/01/2010 to 12/31/2010        10.349730         12.632893       734,589.9684
01/01/2011 to 12/31/2011        12.632893         10.137634       357,684.4013
01/01/2012 to 12/31/2012        10.137634         11.896795       365,129.7129
01/01/2013 to 12/31/2013        11.896795         11.158201       446,124.9504
01/01/2014 to 12/31/2014        11.158201         10.295853       394,237.9879
01/01/2015 to 12/31/2015        10.295853          8.759074       309,394.3573
--------------------------      ---------         ---------       ------------

MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
 DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2))

01/01/2006 to 12/31/2006        10.764717         13.610871       299,628.1311
01/01/2007 to 12/31/2007        13.610871         17.301248       171,460.6515
01/01/2008 to 04/25/2008        17.301248         15.754412             0.0000
--------------------------      ---------         ---------       ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        12.880848         16.092474       603,044.2186
01/01/2007 to 12/31/2007        16.092474         17.994629       432,768.7608
01/01/2008 to 12/31/2008        17.994629         10.236813       413,505.8768
01/01/2009 to 12/31/2009        10.236813         13.294221       432,602.6600
01/01/2010 to 12/31/2010        13.294221         14.619173       453,184.3811
01/01/2011 to 12/31/2011        14.619173         12.884600       418,305.5153
01/01/2012 to 12/31/2012        12.884600         14.842148       381,277.3753
01/01/2013 to 12/31/2013        14.842148         17.471762       331,160.6856
01/01/2014 to 12/31/2014        17.471762         16.047577       307,264.6719
01/01/2015 to 12/31/2015        16.047577         15.559333       291,609.7256
--------------------------      ---------         ---------       ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        10.109348         10.814428       118,068.5387
01/01/2007 to 12/31/2007        10.814428         13.180398       140,614.3685
01/01/2008 to 12/31/2008        13.180398          6.927322       125,380.9788
01/01/2009 to 12/31/2009         6.927322         10.754041       150,014.0500
01/01/2010 to 12/31/2010        10.754041         14.021283       176,911.7335
01/01/2011 to 12/31/2011        14.021283         12.882517       190,889.7965
01/01/2012 to 12/31/2012        12.882517         13.895500       181,234.8733
01/01/2013 to 12/31/2013        13.895500         19.068593       149,233.2577
01/01/2014 to 12/31/2014        19.068593         19.013199       130,959.5758
01/01/2015 to 12/31/2015        19.013199         17.824984       127,201.6282
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999822          1.036303               0.0000
01/01/2015 to 12/31/2015         1.036303          0.966894               0.0000
--------------------------       --------          --------               ------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        12.223413         12.611070       1,628,841.7989
01/01/2007 to 12/31/2007        12.611070         13.388910       1,122,424.5428
01/01/2008 to 12/31/2008        13.388910         13.269677       1,836,957.9602
01/01/2009 to 12/31/2009        13.269677         15.459765       3,388,891.8900
01/01/2010 to 12/31/2010        15.459765         16.506947       2,601,342.1859
01/01/2011 to 12/31/2011        16.506947         16.810768       4,369,826.5175
01/01/2012 to 12/31/2012        16.810768         18.130822       3,621,705.7134
01/01/2013 to 12/31/2013        18.130822         17.553861       2,480,474.9718
01/01/2014 to 12/31/2014        17.553861         18.053464       1,701,994.2008
01/01/2015 to 12/31/2015        18.053464         17.821192       1,554,839.3493
--------------------------      ---------         ---------       --------------

PIONEER FUND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        13.603770         16.688680          76,202.9300
01/01/2010 to 12/31/2010        16.688680         19.097595          65,073.8798
01/01/2011 to 12/31/2011        19.097595         17.932990          55,534.2858
01/01/2012 to 12/31/2012        17.932990         19.536993          52,280.1676
01/01/2013 to 12/31/2013        19.536993         25.593388          39,506.1882
01/01/2014 to 12/31/2014        25.593388         28.024451          37,288.6357
01/01/2015 to 12/31/2015        28.024451         27.593167          28,999.6357
--------------------------      ---------         ---------       --------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        11.891041         12.892189         440,098.8173
01/01/2007 to 12/31/2007        12.892189         12.683697         422,392.8319
01/01/2008 to 12/31/2008        12.683697          7.460889         388,134.6867
01/01/2009 to 05/01/2009         7.460889          7.379561               0.0000
--------------------------      ---------         ---------       --------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.783430         10.957512          14,714.9789
01/01/2013 to 12/31/2013        10.957512         10.327163          23,172.5086
01/01/2014 to 12/31/2014        10.327163         10.964080          31,791.3097
01/01/2015 to 12/31/2015        10.964080         10.869017          30,196.5387
--------------------------      ---------         ---------       --------------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.216374         10.760741           6,487.8784
01/01/2014 to 12/31/2014        10.760741         11.539586          21,354.3745
01/01/2015 to 12/31/2015        11.539586         11.248011          26,801.5892
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010762          1.068883         864,213.2742
01/01/2013 to 12/31/2013         1.068883          1.161756       2,515,162.8295
01/01/2014 to 12/31/2014         1.161756          1.235499       2,187,907.0806
01/01/2015 to 12/31/2015         1.235499          1.208822       1,153,134.0044
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        10.132557         11.174895         790,808.0319
01/01/2007 to 12/31/2007        11.174895         11.625285       2,359,402.6657
01/01/2008 to 12/31/2008        11.625285          8.599158       2,787,693.6433
01/01/2009 to 12/31/2009         8.599158         10.600545       3,031,686.8500
01/01/2010 to 12/31/2010        10.600545         11.744313       3,157,363.8325
01/01/2011 to 12/31/2011        11.744313         11.715944       3,262,408.5909
01/01/2012 to 12/31/2012        11.715944         13.049283       3,064,343.5324
01/01/2013 to 12/31/2013        13.049283         14.546415       2,761,173.7369
01/01/2014 to 12/31/2014        14.546415         15.193036       2,463,195.1784
01/01/2015 to 12/31/2015        15.193036         14.702394       2,241,202.4231
--------------------------      ---------         ---------       --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
AND BEFORE THAT CYCLICAL GROWTH ETF
 SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        10.170740         11.430018         731,364.3154
01/01/2007 to 12/31/2007        11.430018         11.915503       1,057,692.4238
01/01/2008 to 12/31/2008        11.915503          7.883723       1,040,729.3647
01/01/2009 to 12/31/2009         7.883723         10.046366       1,164,698.6100
01/01/2010 to 12/31/2010        10.046366         11.320254       1,203,297.2382
01/01/2011 to 12/31/2011        11.320254         10.936433       1,205,631.5408
01/01/2012 to 12/31/2012        10.936433         12.417139       1,201,084.7539
01/01/2013 to 12/31/2013        12.417139         14.471865       1,265,991.1343
01/01/2014 to 12/31/2014        14.471865         15.053334       1,179,114.4909
01/01/2015 to 12/31/2015        15.053334         14.515517         998,031.9703
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        48.925372         56.884355         514,776.6184
01/01/2007 to 12/31/2007        56.884355         58.235221         457,225.7942
01/01/2008 to 12/31/2008        58.235221         36.597630         428,888.4437
01/01/2009 to 12/31/2009        36.597630         42.769476         429,098.2600
01/01/2010 to 12/31/2010        42.769476         49.402240         411,027.0587
01/01/2011 to 12/31/2011        49.402240         46.809866         360,610.0337
01/01/2012 to 12/31/2012        46.809866         54.508674         317,553.3809
01/01/2013 to 12/31/2013        54.508674         71.977697         268,672.1838
01/01/2014 to 12/31/2014        71.977697         80.483634         228,419.9962
01/01/2015 to 12/31/2015        80.483634         76.595331         208,388.7533
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))

01/01/2006 to 12/31/2006        51.208076         58.591262           3,903.9825
01/01/2007 to 12/31/2007        58.591262         54.338029           6,999.5712
01/01/2008 to 12/31/2008        54.338029         32.878766           6,193.7395
01/01/2009 to 12/31/2009        32.878766         42.129339           5,489.3200
01/01/2010 to 04/30/2010        42.129339         45.025051               0.0000
--------------------------      ---------         ---------       --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006         8.064495          8.451316       1,007,530.5651
01/01/2007 to 12/31/2007         8.451316          9.812864         619,055.0272
01/01/2008 to 12/31/2008         9.812864          5.835734         633,847.6083
01/01/2009 to 12/31/2009         5.835734          8.379729         984,254.2900
01/01/2010 to 12/31/2010         8.379729         10.561395         937,799.2986
01/01/2011 to 12/31/2011        10.561395         10.253499         556,215.8988
01/01/2012 to 12/31/2012        10.253499         11.505166         495,214.1034
01/01/2013 to 12/31/2013        11.505166         15.510711         496,759.3974
01/01/2014 to 12/31/2014        15.510711         17.266223         413,393.0104
01/01/2015 to 12/31/2015        17.266223         18.180606         339,700.6982
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        15.888294         18.228676        12,182.1672
01/01/2007 to 12/31/2007        18.228676         19.803643        17,265.8621
01/01/2008 to 12/31/2008        19.803643         10.899186        18,313.6563
01/01/2009 to 12/31/2009        10.899186         13.112987        21,864.5000
01/01/2010 to 12/31/2010        13.112987         13.831744        23,529.9071
01/01/2011 to 12/31/2011        13.831744         10.904646        22,923.7016
01/01/2012 to 12/31/2012        10.904646         12.847646        14,354.6929
01/01/2013 to 12/31/2013        12.847646         14.601457       201,491.0416
01/01/2014 to 12/31/2014        14.601457         13.931004       240,721.1247
01/01/2015 to 12/31/2015        13.931004         13.452671       154,633.7100
--------------------------      ---------         ---------       ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        46.209352         47.501189       122,438.4329
01/01/2007 to 12/31/2007        47.501189         49.707922        77,243.1931
01/01/2008 to 12/31/2008        49.707922         47.265989        72,186.6628
01/01/2009 to 12/31/2009        47.265989         50.940114        90,883.4000
01/01/2010 to 12/31/2010        50.940114         54.339551       120,265.8542
01/01/2011 to 12/31/2011        54.339551         57.021060       130,872.4351
01/01/2012 to 12/31/2012        57.021060         60.378957       123,226.8025
01/01/2013 to 12/31/2013        60.378957         58.998545       126,054.4856
01/01/2014 to 12/31/2014        58.998545         62.202337       118,651.5617
01/01/2015 to 12/31/2015        62.202337         61.608162       111,848.1872
--------------------------      ---------         ---------       ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009         9.129750         11.520590           644.7500
01/01/2010 to 12/31/2010        11.520590         13.625764         6,047.7271
01/01/2011 to 12/31/2011        13.625764         12.246868        10,303.1263
01/01/2012 to 12/31/2012        12.246868         13.825231         9,848.3503
01/01/2013 to 12/31/2013        13.825231         18.316513        17,696.2375
01/01/2014 to 12/31/2014        18.316513         19.688662        17,634.2638
01/01/2015 to 12/31/2015        19.688662         20.654655        15,582.5290
--------------------------      ---------         ---------       ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY
LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))

05/01/2006 to 12/31/2006        15.099210         14.937184             0.0000
01/01/2007 to 12/31/2007        14.937184         16.500598             0.0000
01/01/2008 to 12/31/2008        16.500598          9.341744             0.0000
01/01/2009 to 05/01/2009         9.341744          8.887754             0.0000
--------------------------      ---------         ---------       ------------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS
SERIES TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E))

04/30/2007 to 12/31/2007        15.483262         16.193114         3,602.8568
01/01/2008 to 12/31/2008        16.193114          9.155475         2,461.0473
01/01/2009 to 05/01/2009         9.155475          8.705625             0.0000
--------------------------      ---------         ---------       ------------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS
SERIES TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E), AND BEFORE THAT AIM VARIABLE INSURANCE FUNDS - AIM V.I.
CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))

01/01/2006 to 12/31/2006        22.777274         23.845946         2,261.5699
01/01/2007 to 04/27/2007        23.845946         25.440586             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        10.094014         10.417463         273,210.8711
01/01/2007 to 12/31/2007        10.417463         10.777221         517,884.4061
01/01/2008 to 12/31/2008        10.777221         10.914141       1,219,381.8091
01/01/2009 to 12/31/2009        10.914141         10.800453       1,108,920.4500
01/01/2010 to 12/31/2010        10.800453         10.660952         791,077.1149
01/01/2011 to 12/31/2011        10.660952         10.523629         722,672.9733
01/01/2012 to 12/31/2012        10.523629         10.386964         703,985.3055
01/01/2013 to 12/31/2013        10.386964         10.252804         810,018.4087
01/01/2014 to 12/31/2014        10.252804         10.120377         460,779.3826
01/01/2015 to 12/31/2015        10.120377          9.989661         360,977.5767
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        11.764232         11.905780         613,743.0869
01/01/2007 to 12/31/2007        11.905780         13.089520         417,221.2410
01/01/2008 to 12/31/2008        13.089520          8.198138         409,304.1269
01/01/2009 to 12/31/2009         8.198138         11.293795         442,216.3200
01/01/2010 to 12/31/2010        11.293795         12.409247         411,348.6585
01/01/2011 to 12/31/2011        12.409247         12.276458         355,159.3390
01/01/2012 to 12/31/2012        12.276458         14.002167         545,620.2428
01/01/2013 to 12/31/2013        14.002167         18.898229         497,005.9457
01/01/2014 to 12/31/2014        18.898229         20.285133         400,668.1043
01/01/2015 to 12/31/2015        20.285133         22.133484         346,682.2868
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006         8.651885          9.190873         614,895.6744
01/01/2007 to 12/31/2007         9.190873         10.367771         537,140.6796
01/01/2008 to 12/31/2008        10.367771          5.532204         510,814.1805
01/01/2009 to 12/31/2009         5.532204          7.847238         458,516.6000
01/01/2010 to 12/31/2010         7.847238          8.473780         442,541.7263
01/01/2011 to 12/31/2011         8.473780          8.249075         394,919.7415
01/01/2012 to 04/27/2012         8.249075          9.283200               0.0000
--------------------------      ---------         ---------       --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        10.089451         10.927544         410,338.8051
01/01/2007 to 12/31/2007        10.927544         11.251048         214,120.8363
01/01/2008 to 12/31/2008        11.251048          6.517750         218,660.9626
01/01/2009 to 12/31/2009         6.517750          8.342795         212,467.5500
01/01/2010 to 12/31/2010         8.342795         10.816575         194,627.1212
01/01/2011 to 12/31/2011        10.816575         10.970270         185,371.8803
01/01/2012 to 12/31/2012        10.970270         12.007454         152,177.7396
01/01/2013 to 12/31/2013        12.007454         17.586589         115,891.9172
01/01/2014 to 12/31/2014        17.586589         17.521696         102,585.8969
01/01/2015 to 12/31/2015        17.521696         17.542225          90,100.2922
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.138773         14.428629          93,763.6618
01/01/2015 to 12/31/2015        14.428629         14.158877          90,078.0584
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.522958         14.939452       6,100,832.4826
01/01/2015 to 12/31/2015        14.939452         14.588222       5,229,165.7499
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        10.649911         11.183762          188,059.5845
01/01/2007 to 12/31/2007        11.183762         11.691964          800,555.5716
01/01/2008 to 12/31/2008        11.691964          9.157310        1,459,289.2595
01/01/2009 to 12/31/2009         9.157310         11.109695        2,334,215.5600
01/01/2010 to 12/31/2010        11.109695         12.161825        2,740,538.5835
01/01/2011 to 12/31/2011        12.161825         12.218191        2,925,213.1822
01/01/2012 to 12/31/2012        12.218191         13.375464        2,824,903.5159
01/01/2013 to 12/31/2013        13.375464         14.401451        2,245,304.8176
01/01/2014 to 04/25/2014        14.401451         14.524510                0.0000
--------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        11.061525         11.630632        1,141,012.3178
01/01/2007 to 12/31/2007        11.630632         12.192163        2,292,187.4525
01/01/2008 to 12/31/2008        12.192163          8.854726        3,036,575.9505
01/01/2009 to 12/31/2009         8.854726         11.020404        3,870,580.0800
01/01/2010 to 12/31/2010        11.020404         12.226944        4,641,933.6354
01/01/2011 to 12/31/2011        12.226944         12.055244        4,757,301.0599
01/01/2012 to 12/31/2012        12.055244         13.373515        4,563,756.9413
01/01/2013 to 12/31/2013        13.373515         15.078692        4,404,433.0490
01/01/2014 to 04/25/2014        15.078692         15.150236                0.0000
--------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.464132         16.028157       13,854,808.1444
01/01/2015 to 12/31/2015        16.028157         15.620560       12,690,271.6064
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))

11/01/2006 to 12/31/2006         9.959644         10.201593        1,143,376.4236
01/01/2007 to 12/31/2007        10.201593         10.715653        5,482,434.6827
01/01/2008 to 11/07/2008        10.715653          7.381965                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

11/10/2008 to 12/31/2008         8.501971          8.451645       12,103,070.9155
01/01/2009 to 12/31/2009         8.451645         10.706411       14,973,177.8600
01/01/2010 to 12/31/2010        10.706411         12.003908       16,550,276.5524
01/01/2011 to 12/31/2011        12.003908         11.647420       16,989,816.7331
01/01/2012 to 12/31/2012        11.647420         13.097782       16,300,284.3794
01/01/2013 to 12/31/2013        13.097782         15.439211       15,113,912.2201
01/01/2014 to 04/25/2014        15.439211         15.465784                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.941182         16.617936       11,420,575.8948
01/01/2015 to 12/31/2015        16.617936         16.125078       10,315,298.3003
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))

11/01/2006 to 12/31/2006         9.950000         10.237889        2,412,242.7137
01/01/2007 to 12/31/2007        10.237889         10.907693        6,955,046.1144
01/01/2008 to 11/07/2008        10.907693          6.969094                0.0000
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
---------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

11/10/2008 to 12/31/2008         8.204189          8.120740      14,788,093.7682
01/01/2009 to 12/31/2009         8.120740         10.428495      15,338,430.2500
01/01/2010 to 12/31/2010        10.428495         11.888337      14,568,943.4534
01/01/2011 to 12/31/2011        11.888337         11.280553      13,717,285.7434
01/01/2012 to 12/31/2012        11.280553         12.884423      12,456,807.1299
01/01/2013 to 12/31/2013        12.884423         16.013844      12,676,191.6422
01/01/2014 to 04/25/2014        16.013844         15.954170               0.0000
--------------------------      ---------         ---------      ---------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        11.731023         13.338443          95,416.7582
01/01/2007 to 12/31/2007        13.338443         13.820181          79,061.6761
01/01/2008 to 12/31/2008        13.820181          8.558483         109,635.4408
01/01/2009 to 12/31/2009         8.558483         10.637702         205,547.4100
01/01/2010 to 12/31/2010        10.637702         12.021908         175,351.4839
01/01/2011 to 12/31/2011        12.021908         12.061008         150,814.0012
01/01/2012 to 12/31/2012        12.061008         13.741140         152,235.9223
01/01/2013 to 12/31/2013        13.741140         17.863205         140,673.4160
01/01/2014 to 12/31/2014        17.863205         19.942122         114,690.6091
01/01/2015 to 12/31/2015        19.942122         19.864338         114,655.3561
--------------------------      ---------         ---------      ---------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        18.675545         21.466160          17,385.1967
01/01/2007 to 12/31/2007        21.466160         20.405274          16,879.6167
01/01/2008 to 12/31/2008        20.405274         12.375528          17,169.9679
01/01/2009 to 12/31/2009        12.375528         13.783491          17,495.4800
01/01/2010 to 12/31/2010        13.783491         16.509191          13,369.7611
01/01/2011 to 12/31/2011        16.509191         17.193780          11,411.7809
01/01/2012 to 12/31/2012        17.193780         18.625752           8,852.9344
01/01/2013 to 12/31/2013        18.625752         25.406323          93,561.1088
01/01/2014 to 12/31/2014        25.406323         25.002832          81,110.6111
01/01/2015 to 12/31/2015        25.002832         24.773678          70,172.8203
--------------------------      ---------         ---------      ---------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        16.060762         18.171642          28,486.8134
01/01/2007 to 04/27/2007        18.171642         19.761608               0.0000
--------------------------      ---------         ---------      ---------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

04/30/2007 to 12/31/2007        17.746898         15.756529         131,278.2056
01/01/2008 to 12/31/2008        15.756529          9.595726         153,906.5093
01/01/2009 to 12/31/2009         9.595726         12.953774         152,000.2600
01/01/2010 to 12/31/2010        12.953774         15.709433         142,323.9004
01/01/2011 to 12/31/2011        15.709433         14.688795         126,179.1685
01/01/2012 to 12/31/2012        14.688795         15.264435         122,573.7035
01/01/2013 to 04/26/2013        15.264435         16.556111               0.0000
--------------------------      ---------         ---------      ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        12.779031         14.239431       1,281,613.4581
01/01/2007 to 12/31/2007        14.239431         15.347357         664,358.3890
01/01/2008 to 12/31/2008        15.347357          8.786128         649,315.3029
01/01/2009 to 12/31/2009         8.786128         12.405083         566,003.2500
01/01/2010 to 12/31/2010        12.405083         14.295180         467,174.1434
01/01/2011 to 12/31/2011        14.295180         13.922517         392,870.6992
01/01/2012 to 12/31/2012        13.922517         16.308007         308,902.9425
01/01/2013 to 12/31/2013        16.308007         22.338144         291,878.5297
01/01/2014 to 12/31/2014        22.338144         23.995717         240,922.1525
01/01/2015 to 12/31/2015        23.995717         26.175789         223,401.6961
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VIP GROWTH SUB-ACCOUNT
(SERVICE CLASS 2))

01/01/2006 to 04/30/2006        55.400156         57.897507         228,689.5306
--------------------------      ---------         ---------       --------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        14.539868         14.873344           8,128.2061
01/01/2007 to 12/31/2007        14.873344         16.079665          13,176.9683
01/01/2008 to 12/31/2008        16.079665         10.107218          19,061.3384
01/01/2009 to 12/31/2009        10.107218         13.831167          15,663.6800
01/01/2010 to 12/31/2010        13.831167         18.384998          18,001.3859
01/01/2011 to 12/31/2011        18.384998         18.410661          25,567.5466
01/01/2012 to 12/31/2012        18.410661         21.062581          20,746.5194
01/01/2013 to 12/31/2013        21.062581         29.974123          13,326.9562
01/01/2014 to 12/31/2014        29.974123         31.553465           9,662.0259
01/01/2015 to 12/31/2015        31.553465         31.913298          10,183.6837
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        20.229636         20.932602          11,057.7617
01/01/2007 to 12/31/2007        20.932602         21.426045          12,279.3719
01/01/2008 to 12/31/2008        21.426045         17.929098           8,185.7091
01/01/2009 to 12/31/2009        17.929098         23.341846           7,374.3100
01/01/2010 to 12/31/2010        23.341846         25.910181           6,266.5755
01/01/2011 to 12/31/2011        25.910181         27.068778           6,926.2992
01/01/2012 to 12/31/2012        27.068778         29.734685           5,803.0285
01/01/2013 to 12/31/2013        29.734685         29.593335           5,553.5625
01/01/2014 to 12/31/2014        29.593335         30.756116           5,026.3775
01/01/2015 to 12/31/2015        30.756116         29.751510           5,321.0510
--------------------------      ---------         ---------       --------------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)

01/01/2006 to 12/31/2006        12.974739         14.652624       1,684,434.1394
01/01/2007 to 12/31/2007        14.652624         15.103332       1,289,026.3185
01/01/2008 to 12/31/2008        15.103332          9.025430       1,272,192.9266
01/01/2009 to 12/31/2009         9.025430         11.744348       1,345,709.7400
01/01/2010 to 12/31/2010        11.744348         12.962618       1,563,307.0915
01/01/2011 to 12/31/2011        12.962618         12.260793       1,170,765.0988
01/01/2012 to 12/31/2012        12.260793         13.638720       1,063,171.7343
01/01/2013 to 12/31/2013        13.638720         17.976382       1,008,459.8663
01/01/2014 to 12/31/2014        17.976382         19.597857         869,054.2894
01/01/2015 to 12/31/2015        19.597857         19.783193         673,372.0791
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PIMCO VARIABLE INSURANCE TRUST

PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)

01/01/2006 to 12/31/2006        13.308426         14.333171       183,289.8067
01/01/2007 to 12/31/2007        14.333171         14.643464       110,363.2611
01/01/2008 to 12/31/2008        14.643464         11.055669        91,658.4799
01/01/2009 to 12/31/2009        11.055669         15.306964        88,764.5100
01/01/2010 to 12/31/2010        15.306964         17.294817        77,610.4180
01/01/2011 to 12/31/2011        17.294817         17.642106        67,935.9656
01/01/2012 to 12/31/2012        17.642106         19.902817        53,616.4190
01/01/2013 to 12/31/2013        19.902817         20.772340        49,329.4499
01/01/2014 to 12/31/2014        20.772340         21.188846        43,706.6853
01/01/2015 to 12/31/2015        21.188846         20.571276        37,905.1835
--------------------------      ---------         ---------       ------------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)

01/01/2006 to 12/31/2006        12.205636         12.527669        34,876.3652
01/01/2007 to 12/31/2007        12.527669         13.276772        33,247.4550
01/01/2008 to 12/31/2008        13.276772         13.050080        50,497.5409
01/01/2009 to 12/31/2009        13.050080         14.597434        66,315.5100
01/01/2010 to 12/31/2010        14.597434         15.170956        52,027.9481
01/01/2011 to 12/31/2011        15.170956         15.141485        65,396.4272
01/01/2012 to 12/31/2012        15.141485         15.819489        57,343.1195
01/01/2013 to 12/31/2013        15.819489         15.594047        46,711.8465
01/01/2014 to 12/31/2014        15.594047         15.523680        44,927.7106
01/01/2015 to 12/31/2015        15.523680         15.371264        38,059.5977
--------------------------      ---------         ---------       ------------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)

01/01/2006 to 12/31/2006        13.436290         15.239325         1,932.2809
01/01/2007 to 12/31/2007        15.239325         16.072867         3,117.7829
01/01/2008 to 12/31/2008        16.072867          9.101523         2,242.4668
01/01/2009 to 07/17/2009         9.101523          9.058443             0.0000
--------------------------      ---------         ---------       ------------

PUTNAM VARIABLE TRUST

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)

09/27/2010 to 12/31/2010        14.022815         15.888357         1,839.3217
01/01/2011 to 12/31/2011        15.888357         14.886355         6,402.0293
01/01/2012 to 12/31/2012        14.886355         17.155675         6,172.0675
01/01/2013 to 12/31/2013        17.155675         23.104966         1,544.3867
01/01/2014 to 12/31/2014        23.104966         25.883058         1,409.5581
01/01/2015 to 12/31/2015        25.883058         25.474732           738.8080
--------------------------      ---------         ---------       ------------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA
SUB-ACCOUNT (CLASS IB))

01/01/2006 to 12/31/2006        15.646903         16.287396         1,981.3093
01/01/2007 to 12/31/2007        16.287396         16.688285         2,035.7127
01/01/2008 to 12/31/2008        16.688285          8.969702         1,947.7075
01/01/2009 to 12/31/2009         8.969702         12.284528         2,018.7300
01/01/2010 to 09/24/2010        12.284528         14.070309             0.0000

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Deutsche Variable Series II: Deutsche Government & Agency Securities VIP (closed effective May 1, 2002) (formerly DWS Variable Series II: DWS Government & Agency Securities Portfolio, and previously Scudder Variable Series II: Scudder Government & Agency Securities Portfolio); (b) Met Investors Series Trust: Western Asset Management Strategic Bond Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Bond Debenture Portfolio), T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004), Invesco Mid Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Mid Cap Value Portfolio), MFS(R) Research International Portfolio (Class A) (closed effective May 1,
2004), T. Rowe Price Mid Cap Growth Portfolio (Class A) (closed effective May 1, 2004), and MetLife Small Cap Value Portfolio (Class A) (closed effective May 1, 2005) (formerly Third Avenue Small Cap Value Portfolio); (c) Metropolitan Series Fund: T. Rowe Price Small Cap Growth Portfolio (Class A) (closed effective April 30, 2007); (d) Met/Wellington Core Equity Opportunities Portfolio (Class E) (formerly WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016).



The following investment option is only available to contracts issued before May 1, 2002 for allocations of new Purchase Payments or transfers of Account
Value: AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (formerly AIM Variable Insurance
Funds: AIM V.I. International Growth Fund).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the following Investment Portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, Metropolitan Series Fund: MFS(R) Research Managers Portfolio merged into Metropolitan Series Fund: MFS(R) Investors Trust Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) AIM Variable Insurance Funds: for contracts issued on or after May 1, 2002, the AIM V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B); (b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust;
(c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1,
2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Service Shares): the Dreyfus VIF -- Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF -- Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 2): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Metropolitan Series Fund; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1,
2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable
Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS(R) Variable Insurance Trust (Service Class): MFS(R) Research Series (closed effective May 1, 2003) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund; and the MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Metropolitan Series Fund; (j) Putnam Variable Trust (Class B): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio of the Met Investors Series Trust; (k) Scudder Variable Series I, (Class B): the Scudder International Portfolio (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class B) of the Met Investors Series Trust.


Effective as of November 22, 2004, the following Investment Portfolios of the Met Investors Series Trust were merged: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio; and J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust:
PIMCO Total Return Portfolio.


Effective as of May 1, 2005, Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund: BlackRock Money Market Portfolio.


Effective as of May 1, 2005, the following Investment Portfolios were replaced:
(a) AIM Variable Insurance Funds: the AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (b) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Met Investors Series Trust; (c) the Dreyfus Stock Index Fund (Service Class) was replaced with the MetLife Stock Index Portfolio (Class B) of the Metropolitan Series Fund; (d) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust; and the MFS(R) New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Met Investors Series Trust; (e) Putnam Variable
Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS(R) Research International Portfolio (Class B) of the Met Investors Series Trust; (f) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) was replaced with the Third Avenue Small Cap Value Portfolio (Class
A) of the Met Investors Series Trust; and (g) Fidelity Variable Insurance
Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 1, 2006, Metropolitan Series Fund: MFS(R) Investors Trust Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B).


Effective as of May 1, 2006, Fidelity Variable Insurance Products: VIP Growth Portfolio (Service Class 2) was replaced with Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class B).


Effective as of April 30, 2007, Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust:
Lazard Mid-Cap Portfolio (Class B).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I Shares) (closed effective November 13,
2006) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A); (b) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series II Shares) (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class E); (c) DWS Variable Series II: DWS Small Cap Growth Portfolio (Class A) (closed effective May 1, 2002) was replaced with Metropolitan Series
Fund: T. Rowe Price Small Cap Growth Portfolio (Class A); and (d) MFS(R) Variable Insurance Trust: MFS(R) Investors Trust Series (Service Class) was replaced with Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio (Class B).


Effective as of April 28, 2008, Franklin Templeton Variable Insurance Products
Trust: Templeton Developing Markets Securities Fund (Class 2) was replaced with Met Investors Series Trust: MFS(R) Emerging Markets Equity Portfolio (Class B).


Effective as of November 10, 2008, the following portfolios of Met Investors Series Trust merged: (a) Strategic Growth and Income Portfolio (Class B) merged into MetLife Balanced Strategy Portfolio (Class B); (b) Strategic Conservative Growth Portfolio (Class B) merged into MetLife Growth Strategy Portfolio (Class
B); and (c) Strategic Growth Portfolio (Class B) merged into MetLife Aggressive Strategy Portfolio (Class B).


Effective as of May 4, 2009, Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio (Class B) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class B).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund:
BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class E) (closed effective April 30, 2007) merged into Metropolitan Series Fund: BlackRock Legacy Large Cap Growth Portfolio (Class E) and the Class E shares of BlackRock Legacy Large Cap Growth Portfolio were then exchanged for Class A shares of BlackRock Legacy Large Cap Growth Portfolio.


Effective as of May 4, 2009, PIMCO Variable Insurance Trust: PIMCO Total Return Portfolio (Administrative Class) (closed effective November 22, 2004) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class
B).


Effective as of July 17, 2009, PIMCO Variable Insurance Trust: PIMCO StocksPLUS(R) Growth and Income Portfolio (Administrative Class) was liquidated.


Effective as of May 3, 2010, Putnam Variable Trust: Putnam VT Growth and Income Fund (Class IB) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of September 27, 2010, Putnam Variable Trust: Putnam VT Vista Fund (Class IB) merged into Putnam Variable Trust: Putnam VT Multi-Cap Growth Fund (Class IB).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013, Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B).


Effective as of April 28, 2014:


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

o Met Investors Series Trust: MetLife Balanced Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio


o Met Investors Series Trust: MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio



Effective as of May 1, 2016:


o Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


o Met Investors Series Trust: Pioneer Fund Portfolio (Class B) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class B)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. International Growth Fund       Seeks long-term growth of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Equity-Income Portfolio                      Seeks reasonable income. The fund will also
                                              consider the potential for capital
                                              appreciation. The fund's goal is to achieve a
                                              yield which exceeds the composite yield on
                                              the securities comprising the S&P 500(R)
                                              Index.
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST
 (CLASS 2)

 Templeton Foreign VIP Fund                   Seeks long-term capital growth.
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 Allianz Global Investors Dynamic             Seeks total return.
 Multi-Asset Plus Portfolio (Class B)
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio (Class B)    Seeks high total return by investing in equity
                                              securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. International Growth Fund       Invesco Advisers, Inc.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Equity-Income Portfolio                      Fidelity Management & Research Company
                                              Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST
 (CLASS 2)

 Templeton Foreign VIP Fund                   Templeton Investment Counsel, LLC
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation Portfolio       MetLife Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic             MetLife Advisers, LLC
 Multi-Asset Plus Portfolio (Class B)         Subadviser: Allianz Global Investors
                                              U.S. LLC
 American Funds(R) Balanced Allocation        MetLife Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          MetLife Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Moderate Allocation        MetLife Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           MetLife Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         MetLife Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 Clarion Global Real Estate Portfolio         MetLife Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      MetLife Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Invesco Balanced-Risk Allocation Portfolio   MetLife Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio (Class B)    MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           MetLife Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 JPMorgan Global Active Allocation           Seeks capital appreciation and current
 Portfolio (Class B)                         income.
 Met/Aberdeen Emerging Markets Equity        Seeks capital appreciation.
 Portfolio (Class B) (formerly MFS(R)
 Emerging Markets Equity Portfolio)
 Met/Franklin Low Duration Total Return      Seeks a high level of current income, while
 Portfolio (Class B)                         seeking preservation of shareholders' capital.
 MetLife Asset Allocation 100 Portfolio      Seeks growth of capital.
 (Class B)
 MetLife Balanced Plus Portfolio (Class B)   Seeks a balance between a high level of
                                             current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 MetLife Multi-Index Targeted Risk           Seeks a balance between growth of capital
 Portfolio (Class B)                         and current income, with a greater emphasis
                                             on growth of capital.
 MetLife Small Cap Value Portfolio           Seeks long-term capital appreciation.
 (Class B)
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 (Class B)
 Morgan Stanley Mid Cap Growth               Seeks capital appreciation.
 Portfolio (Class B)
 PanAgora Global Diversified Risk            Seeks total return.
 Portfolio (Class B)
 PIMCO Total Return Portfolio (Class B)      Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.
 Pyramis(R) Government Income Portfolio      Seeks a high level of current income,
 (Class B)                                   consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio           Seeks total return.
 (Class B)
 Schroders Global Multi-Asset Portfolio      Seeks capital appreciation and current
 (Class B)                                   income.
 SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)         Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
 (Class B)                                   investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 T. Rowe Price Mid Cap Growth Portfolio      Seeks long-term growth of capital.
 (Class B)
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock         Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Bond Income Portfolio             Seeks a competitive total return primarily
 (Class B)                                   from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio    Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B) (formerly BlackRock     consistent with preservation of capital.
 Money Market Portfolio)



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 JPMorgan Global Active Allocation           MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: J.P. Morgan Investment
                                             Management Inc.
 Met/Aberdeen Emerging Markets Equity        MetLife Advisers, LLC
 Portfolio (Class B) (formerly MFS(R)        Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)          Limited
 Met/Franklin Low Duration Total Return      MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Franklin Advisers, Inc.
 MetLife Asset Allocation 100 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Balanced Plus Portfolio (Class B)   MetLife Advisers, LLC
                                             Subadviser: Overlay Portion:
                                             Pacific Investment Management Company
                                             LLC
 MetLife Multi-Index Targeted Risk           MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Overlay Portion:
                                             MetLife Investment Advisors, LLC
 MetLife Small Cap Value Portfolio           MetLife Advisers, LLC
 (Class B)                                   Subadvisers: Delaware Investments Fund
                                             Advisers; Wells Capital
                                             Management Incorporated (formerly Third
                                             Avenue Management LLC)
 MFS(R) Research International Portfolio     MetLife Advisers, LLC
 (Class B)                                   Subadviser: Massachusetts Financial Services
                                             Company
 Morgan Stanley Mid Cap Growth               MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Morgan Stanley Investment
                                             Management Inc.
 PanAgora Global Diversified Risk            MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: PanAgora Asset Management,
                                             Inc.
 PIMCO Total Return Portfolio (Class B)      MetLife Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 Pyramis(R) Government Income Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio           MetLife Advisers, LLC
 (Class B)                                   Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadvisers: Schroder Investment
                                             Management North America Inc.;
                                             Schroder Investment Management North
                                             America Limited
 SSGA Growth and Income ETF Portfolio        MetLife Advisers, LLC
 (Class B)                                   Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)         MetLife Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio     MetLife Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock         MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income Portfolio             MetLife Advisers, LLC
 (Class B)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio    MetLife Advisers, LLC
 (Class A)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             MetLife Advisers, LLC
 Portfolio (Class B) (formerly BlackRock     Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 Jennison Growth Portfolio (Class B)        Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth             Seeks long-term capital growth.
 Portfolio (Class B)
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)          over time and, secondarily, long-term capital
                                            appreciation and current income.
 MetLife Asset Allocation 20 Portfolio      Seeks a high level of current income, with
 (Class B)                                  growth of capital as a secondary objective.
 MetLife Asset Allocation 40 Portfolio      Seeks high total return in the form of income
 (Class B)                                  and growth of capital, with a greater
                                            emphasis on income.
 MetLife Asset Allocation 60 Portfolio      Seeks a balance between a high level of
 (Class B)                                  current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 MetLife Asset Allocation 80 Portfolio      Seeks growth of capital.
 (Class B)
 MetLife Stock Index Portfolio (Class B)    Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 Neuberger Berman Genesis Portfolio         Seeks high total return, consisting principally
 (Class B)                                  of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital.
 (Class B)
 T. Rowe Price Small Cap Growth Portfolio   Seeks long-term capital growth.
 (Class B)
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)          with preservation of capital.
 PIMCO VARIABLE INSURANCE TRUST
 (ADMINISTRATIVE CLASS)

 PIMCO High Yield Portfolio                 Seeks maximum total return, consistent with
                                            preservation of capital and prudent
                                            investment management.
 PIMCO Low Duration Portfolio               Seeks maximum total return, consistent with
                                            preservation of capital and prudent
                                            investment management.
 PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Multi-Cap Growth Fund            Seeks long-term capital appreciation.



            INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -------------------------------------------
 Jennison Growth Portfolio (Class B)        MetLife Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth             MetLife Advisers, LLC
 Portfolio (Class B)                        Subadviser: Loomis, Sayles & Company, L.P.
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio (Class B)          Subadviser: Wellington Management
                                            Company LLP
 MetLife Asset Allocation 20 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 40 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 60 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 80 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Stock Index Portfolio (Class B)    MetLife Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 Neuberger Berman Genesis Portfolio         MetLife Advisers, LLC
 (Class B)                                  Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio   MetLife Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio   MetLife Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    MetLife Advisers, LLC
 Opportunities Portfolio (Class B)          Subadviser: Western Asset Management
                                            Company
 PIMCO VARIABLE INSURANCE TRUST
 (ADMINISTRATIVE CLASS)

 PIMCO High Yield Portfolio                 Pacific Investment Management Company
                                            LLC
 PIMCO Low Duration Portfolio               Pacific Investment Management Company
                                            LLC
 PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Multi-Cap Growth Fund            Putnam Investment Management, LLC

                      This page intentionally left blank.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 6%.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 6% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600;
        $106,000 - $10,600 = $95,400). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 6%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 6% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


[GRAPHIC APPEARS HERE]






  (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
        Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


[GRAPHIC APPEARS HERE]






(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 10 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($179,085) is used as the Income Base. The Income Base of $179,085 is applied to the GMIB Annuity Table. This yields Annuity Payments of $693 per month for life, with a minimum of 10 years guaranteed. (If the same Owner were instead age 70, the Income Base of $179,085 would yield monthly payments of $793; if the Owner were age 75, the Income Base of $179,085 would yield monthly payments of $919.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


  Graphic Example
  ---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]






  With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]






(5)   The Guaranteed Principal Option -- GMIB Plus II


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.


[GRAPHIC APPEARS HERE]






  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step-Up: Automatic Annual Step-Up -- GMIB Plus II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $106,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $116,600 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]

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APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000




     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee -- Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068




C. Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H. Enhanced Guaranteed Withdrawal Benefit and GWB I -- Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800




I. Enhanced GWB -- How the Optional Reset Works (may be elected prior to age
86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000




J. Enhanced GWB -- How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I -- Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

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APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2015              $100,000
   B    Account Value                                  9/1/2016              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2016           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2017              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2017              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2017              $  9,000
   G    Percentage Reduction in Account                9/2/2017                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2017              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2017           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2017              $ 90,000
                                                                             (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2015              $100,000
   B    Account Value                                       9/1/2016              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2016           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2017              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2017              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2017              $  9,000
   G    Percentage Reduction in Account                     9/2/2017                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2017              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2017           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2017              $ 93,600
                                                                                  (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2015             $100,000
    B    Account Value                           9/1/2016 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2016             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2016             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2016          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2017 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2017             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2017          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2017             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2017             $  9,000
    G    Percentage Reduction in Account                 9/2/2017                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2017             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2017          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2017          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2017             $ 99,238
                                                                              (= greatest of H, I1 and I2)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 6% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 =
    $95,400). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 6% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($179,085) is used as the Death Benefit Base. Because the Death Benefit Base ($179,085) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $106,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount

(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $106,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $116,600 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note the Enhanced Death Benefit I rider charge remains at its current level.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                                   METLIFE INSURANCE COMPANY USA



                                                                             AND



                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE





                                                                         CLASS B






                                                                     MAY 1, 2016



This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.


The annuity contract has 52 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 51 Investment Portfolios listed below.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund




MET INVESTORS SERIES TRUST (CLASS B)

     AB Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Global Active Allocation Portfolio

     JPMorgan Small Cap Value Portfolio

     Met/Aberdeen Emerging Markets Equity Portfolio (formerly MFS(R) Emerging
         Markets Equity Portfolio)

     Met/Franklin Low Duration Total Return Portfolio

     Met/Templeton International Bond Portfolio#

     Met/Wellington Large Cap Research Portfolio (formerly WMC Large Cap
         Research Portfolio)

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis(R) Government Income Portfolio

     Pyramis(R) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio




METROPOLITAN SERIES FUND

     Barclays Aggregate Bond Index Portfolio (Class G)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)


     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock
         Money Market Portfolio)


     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)



     Met/Wellington Core Equity Opportunities Portfolio (Class E)


     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)



# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.")



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Variable Annuity Contract.



To learn more about the MetLife USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2016. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 91 of this prospectus. For a free copy of the SAI, call us at (800) 709-2811, visit our website at WWW.METLIFE.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2016

TABLE OF CONTENTS                                              PAGE
                         PAGE







INDEX OF SPECIAL TERMS...................................  5
HIGHLIGHTS...............................................  7
FEE TABLES AND EXAMPLES..................................  9
1. THE ANNUITY CONTRACT.................................. 17
2. PURCHASE.............................................. 17
     Purchase Payments................................... 18
     Termination for Low Account Value................... 18
     Allocation of Purchase Payments..................... 18
     Investment Allocation Restrictions for Certain
       Riders............................................ 19
     Free Look........................................... 23
     Accumulation Units.................................. 23
     Account Value....................................... 24
     Replacement of Contracts............................ 24
3. INVESTMENT OPTIONS.................................... 24
     Investment Portfolios That Are Funds-of-Funds....... 27
     Transfers........................................... 27
     Dollar Cost Averaging Programs...................... 31
     Three Month Market Entry Program.................... 32
     Automatic Rebalancing Program....................... 32
     Voting Rights....................................... 33
     Substitution of Investment Options.................. 33
4. EXPENSES.............................................. 33
     Product Charges..................................... 33
     Account Fee......................................... 34
     Lifetime Income Solution and Guaranteed
       Minimum Income Benefit -- Rider Charge............ 35
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................ 35
     Withdrawal Charge................................... 37
     Reduction or Elimination of the Withdrawal
       Charge............................................ 37
     Premium and Other Taxes............................. 38
     Transfer Fee........................................ 38
     Income Taxes........................................ 38
     Investment Portfolio Expenses....................... 39
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 39
     Annuity Date........................................ 39
     Annuity Payments.................................... 39
     Annuity Options..................................... 40
     Variable Annuity Payments........................... 41
     Fixed Annuity Payments.............................. 42
6. ACCESS TO YOUR MONEY.................................. 42
     Systematic Withdrawal Program....................... 43
     Suspension of Payments or Transfers................. 43


7. LIVING BENEFITS....................................... 44
     Overview of Living Benefit Riders................... 44
     Guaranteed Income Benefits.......................... 44
     Description of LIS Plus II.......................... 46
     Description of LIS Plus I........................... 52
     Description of LIS.................................. 53
     Guaranteed Withdrawal Benefits...................... 54
     Description of the Lifetime Withdrawal
       Guarantee II...................................... 56
     Description of the Lifetime Withdrawal
       Guarantee I....................................... 62
     Description of the Guaranteed Withdrawal
       Benefit I......................................... 63
8. PERFORMANCE........................................... 66
9. DEATH BENEFIT......................................... 67
     Upon Your Death..................................... 67
     Standard Death Benefit -- Principal Protection...... 68
     Optional Death Benefit -- Annual Step-Up............ 68
     Optional Death Benefit -- Enhanced Death
       Benefit II........................................ 68
     Optional Death Benefit -- Compounded-Plus........... 73
     Additional Death Benefit -- Earnings Preservation
       Benefit........................................... 74
     General Death Benefit Provisions.................... 74
     Spousal Continuation................................ 75
     Death of the Annuitant.............................. 75
     Controlled Payout................................... 76
10. FEDERAL INCOME TAX STATUS............................ 76
     Non-Qualified Contracts............................. 76
     Qualified Contracts................................. 79
11. OTHER INFORMATION.................................... 86
     MetLife USA......................................... 86
     The Separate Account................................ 86
     Distributor......................................... 87
     Selling Firms....................................... 87
     Requests and Elections.............................. 88
     Ownership........................................... 90
     Legal Proceedings................................... 91
     Financial Statements................................ 91

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................................  91
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Description of GMIB............................... D-1
APPENDIX E............................................. E-1
     Lifetime Income Solution Examples................. E-1
APPENDIX F............................................. F-1
     Guaranteed Withdrawal Benefit Examples............ F-1
APPENDIX G............................................. G-1
     Death Benefit Examples............................ G-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 23
Annual Benefit Payment..................................... 57 and 64
Annuitant................................................................ 91
Annuity Date............................................................. 39
Annuity Options.......................................................... 40
Annuity Payments......................................................... 39
Annuity Service Center..................................................... 8
Annuity Units............................................................ 39
Beneficiary.............................................................. 90
Benefit Base............................................................. 63
Business Day............................................................. 19
Contract Year............................................................ 18
Death Benefit Base....................................................... 69
Fixed Account............................................................ 17
Free Look................................................................ 23
Good Order............................................................... 89
Guaranteed Withdrawal Amount............................................. 64
GWB Withdrawal Rate...................................................... 64
Income Base............................ 46 and Appendix D-1
Income Phase............................................................. 17
Investment Portfolios.................................................... 24
Joint Owners............................................................. 90
Owner.................................................................... 90
Purchase Payment......................................................... 18
Remaining Guaranteed Withdrawal Amount................................... 56
Separate Account......................................................... 86
Total Guaranteed Withdrawal Amount....................................... 56

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose optional death benefits and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB) or guaranteed withdrawal benefit (GWB) rider. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB or GWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or you previously elected an LIS rider or the Guaranteed Minimum Income Benefit (GMIB) rider (see "Living
Benefits -- Guaranteed Income Benefits").



You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 709-2811


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.METLIFE.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





















 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
                     4                              4
                     5                              3
                     6                              2
              7 and thereafter                      0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (Note 3)                            1.05%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.30%
Death Benefit Rider Charges (Optional) (Note 4)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 5)   1.90%

--------------------------------------------------------------------------------

 Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. Certain charges and expenses for contracts issued before May 1, 2004, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. We are waiving the following amounts of the Mortality and Expense
 Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the T. Rowe Price Large Cap Value Portfolio (Class B).



 Note 4. See below for an additional optional death benefit rider (Enhanced Death Benefit II), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus Charge, and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



LIFETIME INCOME SOLUTION (LIS) RIDER CHARGES
  (as a percentage of the Income Base (Note 2))

  LIS Plus II and LIS Plus I -- maximum charge                           1.50%

  LIS Plus II and LIS Plus I -- current charge                           1.00%


  LIS                                                                    0.50%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
  (as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

  Lifetime Withdrawal Guarantee II
------------------------------------------------------------------------

  Single Life version -- maximum charge                                  1.25%

  Single Life version -- current charge                                  0.65%

  Joint Life version -- maximum charge                                   1.50%

  Joint Life version -- current charge                                   0.85%


  Lifetime Withdrawal Guarantee I
------------------------------------------------------------------------

  Single Life version -- maximum charge                                  0.95%

  Single Life version -- current charge                                  0.50%

  Joint Life version -- maximum charge                                   1.40%

  Joint Life version -- current charge                                   0.70%


  GUARANTEED WITHDRAWAL BENEFIT I RIDER CHARGE
  (as a percentage of the Guaranteed Withdrawal Amount (Note 4))         0.25%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued before February 24, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The LIS Plus II and LIS Plus I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")



 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.

ENHANCED DEATH BENEFIT II RIDER CHARGES
  (as a percentage of the Death Benefit Base (Note 5))

  Enhanced Death Benefit II -- maximum charge                             1.50%

  Enhanced Death Benefit II (issue age 69 or younger) -- current charge   0.60%

  Enhanced Death Benefit II (issue age 70-75) -- current charge           1.15%


--------------------------------------------------------------------------------

 Note 5. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit II." The Enhanced Death Benefit II rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.58%     1.54%
management fees, distribution and/or service (12b-1) fees, and other expenses)


INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund             0.52%         0.25%       0.03%

 American Funds Global Small                  0.69%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                    0.33%         0.25%       0.02%

MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio        0.61%         0.25%       0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.42%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio            0.61%         0.25%       0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio                0.60%         0.25%       0.07%

 Clarion Global Real Estate Portfolio         0.60%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio       0.55%         0.25%       0.02%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                    0.56%         0.25%       0.02%

 Invesco Mid Cap Value Portfolio              0.64%         0.25%        0.04%

 JPMorgan Global Active Allocation             0.72%         0.25%       0.06%
  Portfolio

 JPMorgan Small Cap Value Portfolio           0.77%         0.25%        0.05%

 Met/Aberdeen Emerging Markets Equity          0.88%         0.25%       0.14%
  Portfolio

 Met/Franklin Low Duration Total Return       0.49%         0.25%        0.05%
  Portfolio

 Met/Templeton International Bond              0.60%         0.25%       0.13%
  Portfolio

 Met/Wellington Large Cap Research            0.56%         0.25%        0.03%
  Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund              --        0.80%           --          0.80%

 American Funds Global Small                   --        0.98%           --          0.98%
  Capitalization Fund

 American Funds Growth Fund                     --        0.60%           --          0.60%

MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio       0.02%       0.91%         0.02%         0.89%

 Allianz Global Investors Dynamic Multi-     0.02%       1.37%         0.15%         1.22%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio           0.01%       0.90%         0.01%         0.89%

 BlackRock Global Tactical Strategies        0.12%       1.04%         0.03%         1.01%
  Portfolio

 BlackRock High Yield Portfolio               0.06%       0.98%           --          0.98%

 Clarion Global Real Estate Portfolio          --        0.89%           --          0.89%

 ClearBridge Aggressive Growth Portfolio        --        0.82%         0.00%         0.82%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                     --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value Portfolio             0.08%       1.01%         0.02%         0.99%

 JPMorgan Global Active Allocation              --        1.03%         0.04%         0.99%
  Portfolio

 JPMorgan Small Cap Value Portfolio            --        1.07%         0.09%         0.98%

 Met/Aberdeen Emerging Markets Equity           --        1.27%         0.05%         1.22%
  Portfolio

 Met/Franklin Low Duration Total Return        --        0.79%         0.02%         0.77%
  Portfolio

 Met/Templeton International Bond               --        0.98%           --          0.98%
  Portfolio

 Met/Wellington Large Cap Research             --        0.84%         0.04%         0.80%
  Portfolio


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 MetLife Asset Allocation 100 Portfolio         0.07%         0.25%       0.01%

 MetLife Balanced Plus Portfolio               0.24%         0.25%         --

 MetLife Multi-Index Targeted Risk              0.17%         0.25%       0.02%
  Portfolio

 MFS(R) Research International Portfolio       0.69%         0.25%        0.07%

 Morgan Stanley Mid Cap Growth                  0.65%         0.25%       0.03%
  Portfolio

 Oppenheimer Global Equity Portfolio           0.66%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%       0.60%
  Portfolio

 PIMCO Inflation Protected Bond                0.47%         0.25%        0.15%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%       0.04%

 Pyramis(R) Government Income Portfolio        0.42%         0.25%        0.03%

 Pyramis(R) Managed Risk Portfolio              0.45%         0.25%       0.04%

 Schroders Global Multi-Asset Portfolio        0.64%         0.25%        0.08%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%         --

 SSGA Growth ETF Portfolio                     0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%       0.02%

METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio        0.25%         0.30%       0.03%

 BlackRock Bond Income Portfolio               0.32%         0.25%        0.04%

 BlackRock Capital Appreciation Portfolio       0.69%          --         0.02%

 BlackRock Ultra-Short Term Bond               0.34%         0.25%        0.03%
  Portfolio

 Jennison Growth Portfolio                      0.60%         0.25%       0.02%

 Loomis Sayles Small Cap Growth                0.90%         0.25%        0.05%
  Portfolio

 Met/Dimensional International Small            0.81%         0.25%       0.14%
  Company Portfolio

 Met/Wellington Core Equity                    0.70%         0.15%        0.02%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio          0.09%         0.25%       0.02%

 MetLife Asset Allocation 40 Portfolio         0.06%         0.25%         --

 MetLife Asset Allocation 60 Portfolio          0.05%         0.25%         --

 MetLife Asset Allocation 80 Portfolio         0.05%         0.25%         --

 MFS(R) Total Return Portfolio                  0.55%         0.25%       0.05%

 MFS(R) Value Portfolio                        0.70%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%       0.03%

 Van Eck Global Natural Resources              0.78%         0.25%        0.03%
  Portfolio

 Western Asset Management Strategic             0.59%         0.25%       0.04%
  Bond Opportunities Portfolio




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 MetLife Asset Allocation 100 Portfolio        0.68%       1.01%           --          1.01%

 MetLife Balanced Plus Portfolio              0.42%       0.91%         0.00%         0.91%

 MetLife Multi-Index Targeted Risk             0.22%       0.66%           --          0.66%
  Portfolio

 MFS(R) Research International Portfolio        --        1.01%         0.06%         0.95%

 Morgan Stanley Mid Cap Growth                   --        0.93%         0.01%         0.92%
  Portfolio

 Oppenheimer Global Equity Portfolio            --        0.96%         0.08%         0.88%

 PanAgora Global Diversified Risk              0.04%       1.54%         0.20%         1.34%
  Portfolio

 PIMCO Inflation Protected Bond                 --        0.87%         0.01%         0.86%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.77%         0.04%         0.73%

 Pyramis(R) Government Income Portfolio         --        0.70%         0.00%         0.70%

 Pyramis(R) Managed Risk Portfolio             0.53%       1.27%         0.11%         1.16%

 Schroders Global Multi-Asset Portfolio       0.01%       0.98%           --          0.98%

 SSGA Growth and Income ETF Portfolio          0.22%       0.78%           --          0.78%

 SSGA Growth ETF Portfolio                    0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%           --          0.84%

METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio         --        0.58%         0.01%         0.57%

 BlackRock Bond Income Portfolio                --        0.61%         0.00%         0.61%

 BlackRock Capital Appreciation Portfolio        --        0.71%         0.05%         0.66%

 BlackRock Ultra-Short Term Bond                --        0.62%         0.02%         0.60%
  Portfolio

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                 --        1.20%         0.09%         1.11%
  Portfolio

 Met/Dimensional International Small             --        1.20%         0.01%         1.19%
  Company Portfolio

 Met/Wellington Core Equity                     --        0.87%         0.12%         0.75%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio         0.52%       0.88%         0.01%         0.87%

 MetLife Asset Allocation 40 Portfolio        0.56%       0.87%           --          0.87%

 MetLife Asset Allocation 60 Portfolio         0.60%       0.90%           --          0.90%

 MetLife Asset Allocation 80 Portfolio        0.65%       0.95%           --          0.95%

 MFS(R) Total Return Portfolio                   --        0.85%           --          0.85%

 MFS(R) Value Portfolio                         --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.09%         0.01%         1.08%

 Van Eck Global Natural Resources               --        1.06%         0.01%         1.05%
  Portfolio

 Western Asset Management Strategic              --        0.88%         0.04%         0.84%

  Bond Opportunities Portfolio




The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additional Death Benefit -- Earnings Preservation Benefit, and the Lifetime Income Solution Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,224     $2,073      $2,934      $5,322
    minimum       $1,128     $1,793      $2,480      $4,486


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $524      $1,533      $2,574      $5,322
    minimum        $428      $1,253      $2,120      $4,486


CHART 2. Chart 2 assumes that you do not select the optional death benefit riders, a Lifetime Income Solution rider, or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,014     $1,439      $1,869      $3,155
    minimum       $  918     $1,151      $1,388      $2,192


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $314        $899      $1,509      $3,155
    minimum        $218        $611      $1,028      $2,192


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a Fixed Account option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.




2. PURCHASE

We reserve the right to reject any application.

PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.



o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.



o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments -- LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II," and "Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the LIS Plus II rider, the LIS Plus I rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit II rider, we will require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II" until the rider terminates.


If you choose the the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Withdrawal
Benefits -- Description of the Lifetime Withdrawal Guarantee I."


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.



INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR LIS PLUS II, LIS PLUS I, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB II



Allocation. If you elected the LIS Plus II, the LIS Plus I, the Lifetime

Withdrawal Guarantee II, or the Enhanced Death Benefit II, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE

ACCORDING TO EITHER (A) OR (B) BELOW:
             ------


(A) You must allocate:


o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus

     Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio and/or the Fixed Account. (You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program.)



For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the MetLife Asset Allocation 80 Portfolio is also available under option (A).


OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

   Barclays Aggregate Bond Index Portfolio
   BlackRock Bond Income Portfolio
   BlackRock Ultra-Short Term Bond Portfolio
   Met/Franklin Low Duration Total Return Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
     Pyramis(R) Government Income Portfolio


Platform 2
----------



   AB Global Dynamic Allocation Portfolio

   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds Global Growth Fund
   American Funds Growth Fund
   AQR Global Risk Balanced Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   ClearBridge Aggressive Growth Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Met/Wellington Core Equity Opportunities Portfolio
   Met/Wellington Large Cap Research Portfolio
   MetLife Asset Allocation 20 Portfolio
   MetLife Asset Allocation 40 Portfolio
   MetLife Asset Allocation 60 Portfolio
   MetLife Asset Allocation 80 Portfolio
   MetLife Asset Allocation 100 Portfolio
   MetLife Balanced Plus Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   Oppenheimer Global Equity Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
     T. Rowe Price Large Cap Value Portfolio

   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------


   Invesco Mid Cap Value Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

Platform 4
----------



   American Funds Global Small Capitalization Fund

   Clarion Global Real Estate Portfolio
   JPMorgan Small Cap Value Portfolio
   Loomis Sayles Small Cap Growth Portfolio
   Met/Aberdeen Emerging Markets Equity Portfolio
   Met/Dimensional International Small Company Portfolio
   Met/Templeton International Bond Portfolio
   Neuberger Berman Genesis Portfolio
     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.



We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.



Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------



   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.



EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.

Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- LIS PLUS II, LIS PLUS I, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB II


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for LIS Plus II and LIS Plus I after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

   1) you elected the LIS Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of LIS Plus II - Terminating the LIS Plus II Rider"); or

   2) you elected the LIS Plus I rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of LIS Plus I").

If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB, GWB I, AND LIFETIME WITHDRAWAL GUARANTEE I


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB, GWB I, and Lifetime Withdrawal Guarantee I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.

ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 51 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.

Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


(a) AB Global Dynamic Allocation Portfolio


(b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


(c) AQR Global Risk Balanced Portfolio


(d) BlackRock Global Tactical Strategies Portfolio


(e) Invesco Balanced-Risk Allocation Portfolio


(f) JPMorgan Global Active Allocation Portfolio


(g) MetLife Balanced Plus Portfolio


(h) MetLife Multi-Index Targeted Risk Portfolio


(i) PanAgora Global Diversified Risk Portfolio


(j) Pyramis(R) Managed Risk Portfolio


(k) Schroders Global Multi-Asset Portfolio


Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.


If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See the prospectuses for the Investment Portfolios for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)



Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)


American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund




MET INVESTORS SERIES TRUST (CLASS B)



Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Global Active Allocation Portfolio

     JPMorgan Small Cap Value Portfolio

     Met/Aberdeen Emerging Markets Equity Portfolio (formerly MFS(R) Emerging
         Markets Equity Portfolio)

     Met/Franklin Low Duration Total Return Portfolio

     Met/Templeton International Bond Portfolio#

     Met/Wellington Large Cap Research Portfolio (formerly WMC Large Cap
         Research Portfolio)

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis(R) Government Income Portfolio

     Pyramis(R) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio




METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:


     Barclays Aggregate Bond Index Portfolio (Class G)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)


     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock
         Money Market Portfolio)


     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)


     Met/Wellington Core Equity Opportunities Portfolio (Class E)


     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     Van Eck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)



   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.")


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":


     BlackRock Global Tactical Strategies Portfolio

     MetLife Asset Allocation 20 Portfolio

     MetLife Asset Allocation 40 Portfolio

     MetLife Asset Allocation 60 Portfolio

     MetLife Asset Allocation 80 Portfolio

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     Pyramis(R) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, Lifetime Withdrawal Guarantee I, or Enhanced Death Benefit II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections
     "Purchase -- Allocation of Purchase Payments" and "Purchase -- Investment Allocation Restrictions for Certain Riders" for more information.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed

Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below,we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      American Funds Global Growth Fund


      American Funds Global Small Capitalization Fund


      BlackRock High Yield Portfolio

      Clarion Global Real Estate Portfolio

      JPMorgan Small Cap Value Portfolio

      Loomis Sayles Small Cap Growth Portfolio


      Met/Aberdeen Emerging Markets Equity Portfolio


      Met/Dimensional International Small Company Portfolio


      Met/Templeton International Bond Portfolio


      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio


      Oppenheimer Global Equity Portfolio


      Van Eck Global Natural Resources Portfolio


      Western Asset Management Strategic Bond Opportunities Portfolio



We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)



This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.



If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the LIS Plus I, LIS Plus II, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit II rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.



If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.



The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit II rider, the Fixed Account is available for automatic rebalancing.



EXAMPLE:


   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Barclays Aggregate Bond Index Portfolio and 60% to be in the Morgan Stanley Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Barclays Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Barclays Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the Morgan Stanley Mid Cap Growth Portfolio to increase those holdings to 60%.



VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES


There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Compounded-Plus Death Benefit           0.35%*
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit II, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base (see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit II" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If an Enhanced Death Benefit rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


LIFETIME INCOME SOLUTION AND GUARANTEED MINIMUM INCOME BENEFIT -- RIDER CHARGE


We offer a Lifetime Income Solution (LIS) rider that provides a guaranteed minimum income benefit. There are three different versions of the Lifetime Income Solution under this contract: the LIS Plus II, the LIS Plus I, and the LIS.


If you select an LIS rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the LIS rider are listed below.


The LIS rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the LIS rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If an LIS rider is terminated for the following reasons, no LIS rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for LIS) or 91st birthday (for LIS Plus I or LIS Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to LIS Plus I and LIS Plus II).


The LIS rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the LIS rider with an Optional Step-Up feature (LIS Plus I and LIS Plus II), the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the LIS Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the LIS Plus II rider, the rider charge is 1.00% of the Income Base.


If you selected the LIS Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the LIS Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the LIS Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the LIS rider, the rider charge is 0.50% of the Income Base.


For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB). If you selected the GMIB rider, we assess a charge during the accumulation period equal to 0.35% of the income base. (See Appendix D for a discussion of how the income base for the GMIB rider is calculated at the time the rider charge is assessed.)


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II

(LWG II) and the Lifetime Withdrawal Guarantee I (LWG I). We also offered an optional Guaranteed Withdrawal Benefit: the Guaranteed Withdrawal Benefit I (GWB I).


If you elected the GWB I rider or one of the Lifetime Withdrawal Guarantee riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The GWB I and Lifetime Withdrawal Guarantee rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account. The percentage charges for the GWB I rider and each version of the LWG riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal
Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Compounding Income Amounts and Automatic Annual Step-Ups.)


For the Guaranteed Withdrawal Benefit I rider, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Guaranteed Withdrawal Benefit I") on the contract anniversary.


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider is terminated because of the death of the Owner, Joint Owner, or Annuitant (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.

The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit I Rider -- Rider Charge. The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Guaranteed Withdrawal Benefit I").


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4                                          4
  5                                          3
  6                                          2
  7 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating LIS or GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS THE LIFETIME INCOME SOLUTION, THE GUARANTEED MINIMUM INCOME BENEFIT, OR A GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER, AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIS PLUS II, LIS PLUS I, OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)



At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.

A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS



You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.



If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.





6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) or Lifetime Income Solution (LIS) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider or LIS rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o  less any applicable pro rata LIS, GMIB or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



o  We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you
                                                 --------  -------
     may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). If you purchased the optional GWB rider, you may also elect to receive payments under the Systematic Withdrawal Program on an annual basis. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer two types of living benefit riders -- guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------


o  Lifetime Income Solution Plus (LIS Plus I and LIS Plus II)


o  Lifetime Income Solution (LIS)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Guaranteed Withdrawal Benefit I (GWB I)


o  Lifetime Withdrawal Guarantee I (LWG I)


o  Lifetime Withdrawal Guarantee II (LWG II)


The GWB I rider is designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are three different versions of the Lifetime Income Solution under this contract: LIS Plus II, LIS Plus I, and LIS.


(For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB), which is described in Appendix D to this prospectus.)

There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB rider or the Enhanced Death Benefit II rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT THE LIFETIME INCOME SOLUTION RIDERS


INCOME BASE AND LIS ANNUITY PAYMENTS. Under all versions of the LIS, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the LIS rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For LIS Plus II in contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For LIS Plus II and LIS Plus I in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued on and before February 23, 2009, and for LIS, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For LIS Plus II and LIS Plus I, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise an LIS rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under an LIS rider, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and LIS Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and LIS Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


LIS AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a LIS rider.

LIS, LIS PLUS I, AND QUALIFIED CONTRACTS. The LIS and LIS Plus I riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for the LIS Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding these riders in connection with a Qualified Contract.


(See Appendix E for examples of the LIS Plus rider.)


DESCRIPTION OF LIS PLUS II


The LIS Plus II rider is no longer available for purchase. The LIS Plus II rider is available only for Owners up through age 78, and you can only elect the LIS Plus II at the time you purchase the contract. THE LIS PLUS II RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the LIS Plus II rider that helps determine the minimum amount you can receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5% or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;

(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base - Annual Increase Amount").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the LIS Plus II rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.

(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the LIS annuity income, an amount equal to an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the accumulation rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the LIS Plus II investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


If you elect the LIS Plus II rider, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LIS Plus II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving LIS payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the LIS Plus II rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS PLUS II CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the LIS Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE LIS PLUS II RIDER. If you exercise the LIS Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified

      Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the LIS Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the LIS Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, for the LIS Plus II rider, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the LIS Plus II payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the LIS Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the LIS Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


For contracts issued with the LIS Plus II rider from July 19, 2010 through
--------------------------------------------------------------------------
February 25, 2011, the following enhanced payout rates apply. If:
-----------------


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If you choose not to receive Annuity Payments as guaranteed under the LIS Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE LIS PLUS II RIDER. Except as otherwise provided in the LIS Plus II rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the LIS Plus II (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the LIS Plus II rider under termination provision d) above; and


o before the 10-year waiting period to exercise the LIS Plus II rider has elapsed, the LIS Plus II rider will terminate under termination provision
     a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the LIS Plus II rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the LIS Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the LIS Plus II rider terminates, the corresponding LIS Plus II rider charge terminates and the LIS Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions will no longer apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH LIS PLUS II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the LIS

Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the LIS Plus II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the LIS Plus II.)


DESCRIPTION OF LIS PLUS I


In states where approved, the LIS Plus I was available with contracts issued before July 19, 2010.


LIS Plus I is identical to LIS Plus II, with the following exceptions:


(1) The LIS Plus I Income Base and withdrawal adjustments are calculated as described above for LIS Plus II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under "Annual Increase Rate" above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not apply to the calculation of the Income Base or the withdrawal adjustments under the LIS Plus I rider.


(2) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The LIS Plus I payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LIS Plus I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


For contracts issued with the LIS Plus I rider from February 24, 2009 through
-----------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.

(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(7)   Different investment allocation restrictions apply. (See
      "Purchase -- Investment Allocation Restrictions for Certain Riders.")

(8) If your Annual Increase Amount is reset due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.

(10) The LIS Plus I payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.

For contracts issued with the LIS Plus I rider on or before February 23, 2009,
-----------------------------------------------------------------------------
differences (4) through (8) above apply, and the following replaces differences
(9) and (10):

(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(10) The LIS Plus I payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event:
      (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


DESCRIPTION OF LIS


The LIS rider is no longer available for sale, effective for contracts issued based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009. In states where approved, the LIS was available only for Owners up through age 75, and you could only elect the LIS at the time you purchased the contract. The LIS may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


The LIS is otherwise identical to the LIS Plus I, with the following exceptions:


(1) The rider charge for the LIS is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The LIS Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii) of the "Income Base" section of "Description of LIS Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.

(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and LIS payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary prior to your 86th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the LIS rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the LIS rider has elapsed, the LIS rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 86th birthday);


      we will permit the spouse to exercise the LIS rider within the 30 days following the contract anniversary prior to his or her 86th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner, or the Annuitant if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the LIS rider.


(See Appendix E for examples illustrating the operation of the LIS.)


GUARANTEED WITHDRAWAL BENEFITS


We offered optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are three guaranteed withdrawal benefit riders under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I) and Guaranteed Withdrawal Benefit I (GWB I). The guaranteed withdrawal benefit riders are no longer available for sale.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may have become available (or unavailable) in different states at different times. If you have been issued a contract with a guaranteed withdrawal benefit rider, please check your contract and rider for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)

If you purchased a guaranteed withdrawal benefit rider, you must have elected one version at the time you purchased the contract, prior to age 81. You may not have this benefit and an LIS rider or the Enhanced Death Benefit II rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE GWB I RIDER, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.") Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB I rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE FOR THE GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.

Note that the GWB I rider is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract.


(See Appendix F for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


The Lifetime Withdrawal Guarantee II rider is no longer available for sale.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.25% for the Single Life version or 1.50% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed

Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix F, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment - a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II." If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).

In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).

Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.

(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
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increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining

Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).

AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c)        AQR Global Risk Balanced Portfolio

   (d)        Barclays Aggregate Bond Index Portfolio

   (e)        BlackRock Global Tactical Strategies Portfolio


   (f)        BlackRock Ultra-Short Term Bond Portfolio


   (g)        Invesco Balanced-Risk Allocation Portfolio

   (h)        JPMorgan Global Active Allocation Portfolio

   (i)        MetLife Asset Allocation 20 Portfolio

   (j)        MetLife Asset Allocation 40 Portfolio

   (k)        MetLife Asset Allocation 60 Portfolio

   (l)        MetLife Asset Allocation 80 Portfolio

   (m)        MetLife Balanced Plus Portfolio

   (n)        MetLife Multi-Index Targeted Risk Portfolio

   (o)        PanAgora Global Diversified Risk Portfolio

   (p)        Pyramis(R) Government Income Portfolio

   (q)        Pyramis(R) Managed Risk Portfolio

   (r)        Schroders Global Multi-Asset Portfolio

   (s)        SSGA Growth and Income ETF Portfolio

   (t)        SSGA Growth ETF Portfolio

You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The Guaranteed Withdrawal Benefit I (GWB I) rider is no longer available for sale.


BENEFIT BASE. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment;


o  Increased by each subsequent Purchase Payment made;

o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB I rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB I rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our administrative procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the GWB I rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB I rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and
       (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB I rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB I rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies
Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB I rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."


GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.




8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit II rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are age 79 or younger at the effective date of your contract, you may select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are age 75 or younger at the effective date of your contract, you may select the Enhanced Death Benefit II rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix G for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix G for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH BENEFIT II


In states where approved, you may select the Enhanced Death Benefit II (EDB II) rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you have not elected any other living benefit rider or death benefit rider. The EDB II rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.

DESCRIPTION OF ENHANCED DEATH BENEFIT II. If you select the EDB II, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5%; or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Description of EDB II - Death Benefit Base
-  Annual Increase Amount").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge); or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix G for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.

INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB II investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you elect the EDB II, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the EDB II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB II RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix G for examples of the Enhanced Death Benefit.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB II, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


You may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and

      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix G for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract.


The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                              Benefit
    Issue Age              Percentag  e
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).

A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS



This discussion assumes the contract is an annuity contract for federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION



Generally, an Owner of a Non-Qualified contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.


The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless it was made:



(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.



TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See "Taxation of Payments in Annuity Form" below.)


We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION



If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).

EXCHANGES/TRANSFERS



The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.



A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).



After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.



TAXATION OF PAYMENTS IN ANNUITY FORM



Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.



If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.



The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.



QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.



ACCUMULATION



The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS



If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.



GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals made:



(a) on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


A withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES



Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.



You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.



20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS



For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date).


If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).

Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2.


Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving amounts from your retirement plan by April 1 following the latter of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.



A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.



You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.



Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.



ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.



ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.



ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.





11. OTHER INFORMATION

METLIFE USA



MetLife Insurance Company USA (MetLife USA) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



Prior to November 17, 2014, the contract was issued by MetLife Investors Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into MetLife USA and MetLife USA replaced MetLife Investors as the issuer of the contract.



On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.



THE SEPARATE ACCOUNT


We have established a Separate Account, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into MetLife USA and the Separate Account became a separate account of MetLife USA. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. We are affiliated with Distributor because we are both under common control of MetLife, Inc. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under

"Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments -- The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2015, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a

Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center



o  By fax at (877) 547-9666 or


o  By Internet at www.metlife.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 709-2811 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2015. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Lifetime Income Solutions, Lifetime Withdrawal Guarantees, and Guaranteed Withdrawal Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Lifetime Income Solution, Lifetime Withdrawal Guarantee, or Guaranteed Withdrawal Benefit will result in a higher overall charge. The Statement of Additional Information
(SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

11/13/2006 to 12/31/2006         23.831437         24.675030            0.0000
01/01/2007 to 12/31/2007         24.675030         27.802896        1,235.2419
01/01/2008 to 12/31/2008         27.802896         16.805776        1,606.6364
01/01/2009 to 12/31/2009         16.805776         23.465330        3,126.4100
01/01/2010 to 12/31/2010         23.465330         25.728404        6,646.7231
01/01/2011 to 12/31/2011         25.728404         23.001729        7,034.1588
01/01/2012 to 12/31/2012         23.001729         27.658377        6,681.4235
01/01/2013 to 12/31/2013         27.658377         35.056304        7,258.4782
01/01/2014 to 12/31/2014         35.056304         35.192149        7,410.3755
01/01/2015 to 12/31/2015         35.192149         36.925102        7,693.4748
--------------------------       ---------         ---------        ----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008         30.431408         15.352892            0.0000
01/01/2009 to 12/31/2009         15.352892         24.297822          509.0400
01/01/2010 to 12/31/2010         24.297822         29.184689        1,300.0699
01/01/2011 to 12/31/2011         29.184689         23.153893        1,501.3126
01/01/2012 to 12/31/2012         23.153893         26.845287        1,537.2300
01/01/2013 to 12/31/2013         26.845287         33.789028        1,316.7910
01/01/2014 to 12/31/2014         33.789028         33.856755        1,314.5806
01/01/2015 to 12/31/2015         33.856755         33.307695        1,311.7481
--------------------------       ---------         ---------        ----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008        149.491833         86.145837            0.0000
01/01/2009 to 12/31/2009         86.145837        117.837458          599.4000
01/01/2010 to 12/31/2010        117.837458        137.220465        1,961.8679
01/01/2011 to 12/31/2011        137.220465        128.884433        2,313.3440
01/01/2012 to 12/31/2012        128.884433        149.069557        2,343.3419
01/01/2013 to 12/31/2013        149.069557        190.294107        2,257.9896
01/01/2014 to 12/31/2014        190.294107        202.600069        2,240.5793
01/01/2015 to 12/31/2015        202.600069        212.419976        2,178.2516
--------------------------      ----------        ----------        ----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN
GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT
 (CLASS B))

04/30/2012 to 12/31/2012        10.167893         10.479837             0.0000
01/01/2013 to 12/31/2013        10.479837         11.428729        11,269.9055
01/01/2014 to 12/31/2014        11.428729         12.037639        19,128.3277
01/01/2015 to 12/31/2015        12.037639         11.879490         9,149.1239
--------------------------      ---------         ---------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996782          1.036824             0.0000
01/01/2015 to 12/31/2015         1.036824          1.007302             0.0000
--------------------------      ---------         ---------        -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.095853         11.462767        14,504.6584
01/01/2013 to 12/31/2013        11.462767         10.865597        13,010.2993
01/01/2014 to 12/31/2014        10.865597         11.087286        15,468.0980
01/01/2015 to 12/31/2015        11.087286          9.837128         9,533.5864
--------------------------      ---------         ---------        -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.924071         10.211120        41,222.3487
01/01/2013 to 12/31/2013        10.211120         11.051764        61,196.1518
01/01/2014 to 12/31/2014        11.051764         11.485267        57,939.1844
01/01/2015 to 12/31/2015        11.485267         11.256840        85,755.4433
--------------------------      ---------         ---------        -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        13.537264         17.014752        20,244.2300
01/01/2010 to 12/31/2010        17.014752         19.327799        25,974.5991
01/01/2011 to 12/31/2011        19.327799         19.409454        11,984.7256
01/01/2012 to 12/31/2012        19.409454         22.192562        11,951.6746
01/01/2013 to 12/31/2013        22.192562         23.807246        13,067.1305
01/01/2014 to 12/31/2014        23.807246         24.128934        11,085.6221
01/01/2015 to 12/31/2015        24.128934         22.716618         8,955.9662
--------------------------      ---------         ---------        -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        16.806356          9.158910        89,617.4257
01/01/2009 to 12/31/2009         9.158910         12.107964        82,561.9300
01/01/2010 to 12/31/2010        12.107964         13.793766        82,309.6616
01/01/2011 to 12/31/2011        13.793766         12.778545        68,899.2780
01/01/2012 to 12/31/2012        12.778545         15.795183        56,467.9727
01/01/2013 to 12/31/2013        15.795183         16.047387        54,014.0516
01/01/2014 to 12/31/2014        16.047387         17.834403        52,529.1192
01/01/2015 to 12/31/2015        17.834403         17.253471        47,725.0885
--------------------------      ---------         ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         8.068179          7.288773       251,969.4597
01/01/2012 to 12/31/2012         7.288773          8.474367       233,304.9387
01/01/2013 to 12/31/2013         8.474367         12.106716       237,682.1634
01/01/2014 to 12/31/2014        12.106716         14.123147       212,617.1717
01/01/2015 to 12/31/2015        14.123147         13.297951       200,356.1379
--------------------------      ---------         ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

05/01/2006 to 12/31/2006        10.391094         11.103240        15,165.4620
01/01/2007 to 12/31/2007        11.103240         10.249680        19,468.6499
01/01/2008 to 12/31/2008        10.249680          4.563760        20,973.1268
01/01/2009 to 12/31/2009         4.563760          6.178104        29,851.2400
01/01/2010 to 12/31/2010         6.178104          6.506516        14,538.1208
01/01/2011 to 04/29/2011         6.506516          6.907176             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010630          1.044394        75,401.1603
01/01/2013 to 12/31/2013         1.044394          1.043809        37,937.2778
01/01/2014 to 12/31/2014         1.043809          1.081320        48,071.2149
01/01/2015 to 12/31/2015         1.081320          1.016353        61,693.1642
--------------------------       --------          --------        -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        10.440811         11.889440        89,322.9589
01/01/2007 to 12/31/2007        11.889440         11.373762        97,140.7244
01/01/2008 to 12/31/2008        11.373762          7.151498       121,874.5307
01/01/2009 to 12/31/2009         7.151498          8.882604       115,859.6000
01/01/2010 to 12/31/2010         8.882604         10.012092       134,912.7882
01/01/2011 to 12/31/2011        10.012092          9.680265       122,356.7310
01/01/2012 to 12/31/2012         9.680265         11.256169        95,769.4571
01/01/2013 to 12/31/2013        11.256169         14.953317        98,008.6052
01/01/2014 to 12/31/2014        14.953317         16.038166        95,257.3999
01/01/2015 to 12/31/2015        16.038166         14.796666        85,272.9314
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        24.023204         26.442364        57,941.7117
01/01/2007 to 12/31/2007        26.442364         26.097573        49,377.7355
01/01/2008 to 12/31/2008        26.097573         15.676284        33,622.7596
01/01/2009 to 12/31/2009        15.676284         19.462550        32,289.4000
01/01/2010 to 12/31/2010        19.462550         23.971440        29,870.5828
01/01/2011 to 12/31/2011        23.971440         22.651298        26,960.7934
01/01/2012 to 12/31/2012        22.651298         25.488990        24,377.7430
01/01/2013 to 12/31/2013        25.488990         32.588570        22,696.8097
01/01/2014 to 12/31/2014        32.588570         35.058692        20,921.4926
01/01/2015 to 12/31/2015        35.058692         31.309279        16,736.8367
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        14.082815         15.857066        18,021.5275
01/01/2007 to 04/27/2007        15.857066         16.867533             0.0000
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012684          1.046433             0.0000
01/01/2013 to 12/31/2013         1.046433          1.139546       121,309.5136
01/01/2014 to 12/31/2014         1.139546          1.196095        59,649.8557
01/01/2015 to 12/31/2015         1.196095          1.184079       339,252.5788
--------------------------      ---------         ---------       ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        13.079996          9.664542             0.0000
01/01/2009 to 12/31/2009         9.664542         12.211100           358.7600
01/01/2010 to 12/31/2010        12.211100         14.287731         3,827.9669
01/01/2011 to 12/31/2011        14.287731         12.566704         5,314.5673
01/01/2012 to 12/31/2012        12.566704         14.222613         5,781.2129
01/01/2013 to 12/31/2013        14.222613         18.546499         5,783.9629
01/01/2014 to 12/31/2014        18.546499         18.992898         5,951.2371
01/01/2015 to 12/31/2015        18.992898         17.250172         5,991.9085
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        16.785051         17.976644       377,830.9449
01/01/2007 to 12/31/2007        17.976644         18.791730       338,864.3287
01/01/2008 to 12/31/2008        18.791730         15.007127       285,692.9253
01/01/2009 to 12/31/2009        15.007127         20.139535       258,553.7800
01/01/2010 to 12/31/2010        20.139535         22.322745       241,801.7927
01/01/2011 to 12/31/2011        22.322745         22.880277       212,340.3144
01/01/2012 to 12/31/2012        22.880277         25.353812       194,343.8395
01/01/2013 to 12/31/2013        25.353812         26.861582       165,445.7651
01/01/2014 to 12/31/2014        26.861582         27.628783       143,889.4231
01/01/2015 to 12/31/2015        27.628783         26.519298       126,741.3093
--------------------------      ---------         ---------       ------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S
VALUE SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        14.082815         15.857066        18,021.5275
01/01/2007 to 04/27/2007        15.857066         16.867533             0.0000
--------------------------      ---------         ---------       ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.987399          9.734008        10,384.0622
01/01/2012 to 12/31/2012         9.734008          9.969859        11,760.1386
01/01/2013 to 12/31/2013         9.969859          9.895765        10,843.9853
01/01/2014 to 12/31/2014         9.895765          9.812226         5,435.3203
01/01/2015 to 12/31/2015         9.812226          9.567621         4,708.1856
--------------------------      ---------         ---------       ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010        11.729080         12.099496             0.0000
01/01/2011 to 12/31/2011        12.099496         11.832988             0.0000
01/01/2012 to 12/31/2012        11.832988         13.267839             0.0000
01/01/2013 to 12/31/2013        13.267839         13.153181             0.0000
01/01/2014 to 12/31/2014        13.153181         13.052813             0.0000
01/01/2015 to 12/31/2015        13.052813         12.274357             0.0000
--------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

05/01/2006 to 12/31/2006        12.362703         12.903002       982,017.6110
01/01/2007 to 12/31/2007        12.903002         13.024293       602,080.7795
01/01/2008 to 12/31/2008        13.024293          7.562984       697,793.0189
01/01/2009 to 12/31/2009         7.562984          9.843201       601,888.9500
01/01/2010 to 12/31/2010         9.843201         11.251762       598,311.9581
01/01/2011 to 12/31/2011        11.251762         10.402724       574,376.1933
01/01/2012 to 12/31/2012        10.402724         11.914653       574,542.6876
01/01/2013 to 12/31/2013        11.914653         15.140008       545,171.9191
01/01/2014 to 12/31/2014        15.140008         15.610967       421,891.0537
01/01/2015 to 12/31/2015        15.610967         15.009529       384,897.1844
--------------------------      ---------         ---------       ------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.950891         10.377682         2,885.8704
01/01/2013 to 12/31/2013        10.377682         11.644752        12,076.5729
01/01/2014 to 12/31/2014        11.644752         12.527974        20,239.7333
01/01/2015 to 12/31/2015        12.527974         11.789721        23,844.7134
--------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.077106          1.122470             0.0000
01/01/2014 to 12/31/2014         1.122470          1.203340             0.0000
01/01/2015 to 12/31/2015         1.203340          1.166383             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        13.358987          6.107034        39,072.7258
01/01/2009 to 12/31/2009         6.107034         10.123524        67,145.2700
01/01/2010 to 12/31/2010        10.123524         12.282999        75,164.3209
01/01/2011 to 12/31/2011        12.282999          9.797930        74,870.5751
01/01/2012 to 12/31/2012         9.797930         11.429024        59,347.9265
01/01/2013 to 12/31/2013        11.429024         10.655323        43,697.9889
01/01/2014 to 12/31/2014        10.655323          9.772978        36,284.2014
01/01/2015 to 12/31/2015         9.772978          8.264436        37,046.4549
--------------------------      ---------         ---------        -----------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        12.543118         15.577096       310,122.8863
01/01/2007 to 12/31/2007        15.577096         17.313567       278,333.0576
01/01/2008 to 12/31/2008        17.313567          9.790126       216,465.2524
01/01/2009 to 12/31/2009         9.790126         12.638051       202,264.8100
01/01/2010 to 12/31/2010        12.638051         13.814584       191,642.4258
01/01/2011 to 12/31/2011        13.814584         12.102702       186,638.6378
01/01/2012 to 12/31/2012        12.102702         13.857650       172,469.4998
01/01/2013 to 12/31/2013        13.857650         16.215302       166,321.0639
01/01/2014 to 12/31/2014        16.215302         14.804391       145,789.2762
01/01/2015 to 12/31/2015        14.804391         14.268067       130,354.0593
--------------------------      ---------         ---------       ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006         9.817471         10.439526         7,508.5029
01/01/2007 to 12/31/2007        10.439526         12.646969         8,794.8730
01/01/2008 to 12/31/2008        12.646969          6.606950         7,438.5680
01/01/2009 to 12/31/2009         6.606950         10.195369        22,981.4400
01/01/2010 to 12/31/2010        10.195369         13.213470        24,775.4986
01/01/2011 to 12/31/2011        13.213470         12.067801        25,491.8937
01/01/2012 to 12/31/2012        12.067801         12.938431        14,338.8129
01/01/2013 to 12/31/2013        12.938431         17.649116        14,138.2531
01/01/2014 to 12/31/2014        17.649116         17.492538        12,847.4437
01/01/2015 to 12/31/2015        17.492538         16.301191        12,459.8608
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        16.098065         18.378755         2,839.0222
01/01/2007 to 12/31/2007        18.378755         19.160064         3,908.5093
01/01/2008 to 12/31/2008        19.160064         11.173950         3,300.1700
01/01/2009 to 12/31/2009        11.173950         15.327336         2,786.6600
01/01/2010 to 12/31/2010        15.327336         17.434330         5,382.5515
01/01/2011 to 12/31/2011        17.434330         15.668891         5,521.4738
01/01/2012 to 12/31/2012        15.668891         18.627747         5,602.1585
01/01/2013 to 12/31/2013        18.627747         23.232852        11,774.8658
01/01/2014 to 12/31/2014        23.232852         23.283923        11,209.9196
01/01/2015 to 12/31/2015        23.283923         23.744793        10,430.3584
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

05/01/2006 to 12/31/2006        16.705508         18.413863         2,128.7603
01/01/2007 to 12/31/2007        18.413863         18.489436         4,096.4406
01/01/2008 to 12/31/2008        18.489436         10.462470         4,366.4327
01/01/2009 to 12/31/2009        10.462470         13.458480         3,641.6500
01/01/2010 to 12/31/2010        13.458480         14.181769         2,194.9966
01/01/2011 to 04/29/2011        14.181769         15.796821             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.997918          6.546666             0.0000
01/01/2009 to 12/31/2009         6.546666          8.518843         5,520.3700
01/01/2010 to 12/31/2010         8.518843          8.998757         9,661.2341
01/01/2011 to 12/31/2011         8.998757          8.220717        13,908.4197
01/01/2012 to 12/31/2012         8.220717          9.856902        13,059.6101
01/01/2013 to 04/26/2013         9.856902         10.462272             0.0000
--------------------------       --------         ---------        -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999740          1.032019             0.0000
01/01/2015 to 12/31/2015         1.032019          0.957133             0.0000
--------------------------       --------         ---------        -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        11.373561         12.538680       303,299.6900
01/01/2010 to 12/31/2010        12.538680         13.257567       279,802.5113
01/01/2011 to 12/31/2011        13.257567         14.458039       263,365.7084
01/01/2012 to 12/31/2012        14.458039         15.479838       227,580.5466
01/01/2013 to 12/31/2013        15.479838         13.779703       190,105.3094
01/01/2014 to 12/31/2014        13.779703         13.911521       170,277.9624
01/01/2015 to 12/31/2015        13.911521         13.225162       153,669.9741
--------------------------      ---------         ---------       ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        11.902882         12.207117       585,550.2474
01/01/2007 to 12/31/2007        12.207117         12.882116       542,542.4162
01/01/2008 to 12/31/2008        12.882116         12.690839       525,723.3894
01/01/2009 to 12/31/2009        12.690839         14.697007       437,952.3100
01/01/2010 to 12/31/2010        14.697007         15.598687       431,203.4314
01/01/2011 to 12/31/2011        15.598687         15.791031       412,049.5206
01/01/2012 to 12/31/2012        15.791031         16.928614       430,198.5872
01/01/2013 to 12/31/2013        16.928614         16.291852       333,921.5475
01/01/2014 to 12/31/2014        16.291852         16.655315       274,386.8789
01/01/2015 to 12/31/2015        16.655315         16.342669       248,069.8132
--------------------------      ---------         ---------       ------------

PIONEER FUND SUB-ACCOUNT (CLASS A)

05/01/2006 to 12/31/2006        17.150191         18.462497             0.0000
01/01/2007 to 12/31/2007        18.462497         19.019708             0.0000
01/01/2008 to 12/31/2008        19.019708         12.532986             0.0000
01/01/2009 to 12/31/2009        12.532986         15.234270         9,438.8300
01/01/2010 to 12/31/2010        15.234270         17.372554        13,763.8600
01/01/2011 to 12/31/2011        17.372554         16.271072        13,353.0325
01/01/2012 to 12/31/2012        16.271072         17.653893        12,530.8070
01/01/2013 to 12/31/2013        17.653893         23.051166         9,850.1642
01/01/2014 to 12/31/2014        23.051166         25.140868         8,519.9135
01/01/2015 to 12/31/2015        25.140868         24.683274         7,732.1902
--------------------------      ---------         ---------       ------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. -
CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        11.632206         12.536329        23,604.9966
01/01/2007 to 12/31/2007        12.536329         12.259389        25,047.0725
01/01/2008 to 12/31/2008        12.259389          7.167903        19,566.9589
01/01/2009 to 05/01/2009         7.167903          7.075613             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)

05/01/2006 to 12/31/2006        17.434985         18.050638             0.0000
01/01/2007 to 12/31/2007        18.050638         18.886190             0.0000
01/01/2008 to 12/31/2008        18.886190         16.539335         1,356.7035
01/01/2009 to 12/31/2009        16.539335         21.597754         1,355.3400
01/01/2010 to 12/31/2010        21.597754         23.771560         3,577.0175
01/01/2011 to 12/31/2011        23.771560         24.171770         3,564.8298
01/01/2012 to 12/31/2012        24.171770         26.471371         3,611.7388
01/01/2013 to 12/31/2013        26.471371         26.374371         2,296.8528
01/01/2014 to 12/31/2014        26.374371         27.064166         2,121.2731
01/01/2015 to 12/31/2015        27.064166         26.210724         2,103.7050
--------------------------      ---------         ---------         ----------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.718421         10.847689         8,886.5983
01/01/2013 to 12/31/2013        10.847689         10.162484             0.0000
01/01/2014 to 12/31/2014        10.162484         10.724718             0.0000
01/01/2015 to 12/31/2015        10.724718         10.568127             0.0000
--------------------------      ---------         ---------         ----------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.214701         10.715574         3,255.7806
01/01/2014 to 12/31/2014        10.715574         11.422414         3,894.2181
01/01/2015 to 12/31/2015        11.422414         11.067180         3,358.9071
--------------------------      ---------         ---------         ----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010663          1.064484        18,092.0092
01/01/2013 to 12/31/2013         1.064484          1.150055        20,553.5808
01/01/2014 to 12/31/2014         1.150055          1.215740        20,364.9215
01/01/2015 to 12/31/2015         1.215740          1.182372        36,234.5026
--------------------------      ---------         ---------        -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME
ETF SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009         8.648611         10.333264       132,301.2500
01/01/2010 to 12/31/2010        10.333264         11.379773       136,206.6114
01/01/2011 to 12/31/2011        11.379773         11.284525        98,475.4672
01/01/2012 to 12/31/2012        11.284525         12.493205        88,682.6905
01/01/2013 to 12/31/2013        12.493205         13.843251        90,157.5915
01/01/2014 to 12/31/2014        13.843251         14.372122        79,588.7895
01/01/2015 to 12/31/2015        14.372122         13.824769        80,085.5119
--------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS
B))

05/04/2009 to 12/31/2009         7.961339          9.793017        39,785.6200
01/01/2010 to 12/31/2010         9.793017         10.968839        35,084.5654
01/01/2011 to 12/31/2011        10.968839         10.533663        47,673.6248
01/01/2012 to 12/31/2012        10.533663         11.887943        36,787.4043
01/01/2013 to 12/31/2013        11.887943         13.772250        39,500.3192
01/01/2014 to 12/31/2014        13.772250         14.239908        23,672.8048
01/01/2015 to 12/31/2015        14.239908         13.648985        26,396.8743
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        47.642491         55.062441       288,901.2803
01/01/2007 to 12/31/2007        55.062441         56.030968       250,298.3204
01/01/2008 to 12/31/2008        56.030968         35.000435       223,483.9704
01/01/2009 to 12/31/2009        35.000435         40.658089       206,660.7900
01/01/2010 to 12/31/2010        40.658089         46.682743       186,060.2686
01/01/2011 to 12/31/2011        46.682743         43.968910       153,239.0111
01/01/2012 to 12/31/2012        43.968910         50.892657       131,865.3781
01/01/2013 to 12/31/2013        50.892657         66.801079       116,213.9961
01/01/2014 to 12/31/2014        66.801079         74.248482        99,937.6450
01/01/2015 to 12/31/2015        74.248482         70.238585        90,804.5410
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH
AND INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))

01/01/2006 to 12/31/2006        45.989065         52.305969           461.1372
01/01/2007 to 12/31/2007        52.305969         48.217079         1,810.8653
01/01/2008 to 12/31/2008        48.217079         28.999605           461.1372
01/01/2009 to 12/31/2009        28.999605         36.936453           189.3900
01/01/2010 to 04/30/2010        36.936453         39.397638             0.0000
--------------------------      ---------         ---------         ----------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         6.698105          7.991560         1,340.6300
01/01/2010 to 12/31/2010         7.991560          8.810799         3,640.4658
01/01/2011 to 12/31/2011         8.810799          8.660451         4,766.2345
01/01/2012 to 12/31/2012         8.660451          9.628544         4,694.0143
01/01/2013 to 12/31/2013         9.628544         12.676067         4,107.2564
01/01/2014 to 12/31/2014        12.676067         14.105926         4,107.2564
01/01/2015 to 12/31/2015        14.105926         14.450870         4,107.2564
--------------------------      ---------         ---------         ----------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        14.548836         16.592341         4,479.0567
01/01/2007 to 12/31/2007        16.592341         17.917514             0.0000
01/01/2008 to 12/31/2008        17.917514          9.801848           625.1110
01/01/2009 to 12/31/2009         9.801848         11.722204           625.1100
01/01/2010 to 12/31/2010        11.722204         12.290858           625.1110
01/01/2011 to 12/31/2011        12.290858          9.631917           625.1110
01/01/2012 to 12/31/2012         9.631917         11.279936           625.1110
01/01/2013 to 12/31/2013        11.279936         12.743081        12,598.7833
01/01/2014 to 12/31/2014        12.743081         12.085198         8,576.2854
01/01/2015 to 12/31/2015        12.085198         11.600395         9,450.7547
--------------------------      ---------         ---------        -----------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

04/29/2013 to 12/31/2013        15.645795         14.943885         9,375.5481
01/01/2014 to 12/31/2014        14.943885         15.463191         4,052.1742
01/01/2015 to 12/31/2015        15.463191         15.163609         3,143.8678
--------------------------      ---------         ---------        -----------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        40.408096         41.289976        10,950.3513
01/01/2007 to 12/31/2007        41.289976         42.948359         3,865.0606
01/01/2008 to 12/31/2008        42.948359         40.593524         6,242.2139
01/01/2009 to 12/31/2009        40.593524         43.487373         3,752.6900
01/01/2010 to 12/31/2010        43.487373         46.112048         5,639.2894
01/01/2011 to 12/31/2011        46.112048         48.098979         5,563.1659
01/01/2012 to 12/31/2012        48.098979         50.625234         5,044.0828
01/01/2013 to 12/31/2013        50.625234         49.171861         5,036.7412
01/01/2014 to 12/31/2014        49.171861         51.531980         5,031.3963
01/01/2015 to 12/31/2015        51.531980         50.734391         4,658.2802
--------------------------      ---------         ---------        -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009         8.415159         10.576973             0.0000
01/01/2010 to 12/31/2010        10.576973         12.434974             0.0000
01/01/2011 to 12/31/2011        12.434974         11.109835             0.0000
01/01/2012 to 12/31/2012        11.109835         12.466267           894.9420
01/01/2013 to 12/31/2013        12.466267         16.417327           894.9420
01/01/2014 to 12/31/2014        16.417327         17.541626           894.9420
01/01/2015 to 12/31/2015        17.541626         18.292183           894.9420
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))

04/30/2007 to 12/31/2007        14.706516         15.332447               0.0000
01/01/2008 to 12/31/2008        15.332447          8.628179               0.0000
01/01/2009 to 05/01/2009         8.628179          8.192498               0.0000
--------------------------      ---------         ---------               ------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006         9.829291         10.083745         359,479.0254
01/01/2007 to 12/31/2007        10.083745         10.369242         711,766.0045
01/01/2008 to 12/31/2008        10.369242         10.437994       1,031,846.0712
01/01/2009 to 12/31/2009        10.437994         10.267473         769,160.6400
01/01/2010 to 12/31/2010        10.267473         10.074225         674,565.5497
01/01/2011 to 12/31/2011        10.074225          9.885130         594,688.6211
01/01/2012 to 12/31/2012         9.885130          9.698069         282,712.8314
01/01/2013 to 12/31/2013         9.698069          9.515538         270,137.9449
01/01/2014 to 12/31/2014         9.515538          9.336444         263,140.3050
01/01/2015 to 12/31/2015         9.336444          9.160719         259,873.2766
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        11.519694         11.588731         361,058.9605
01/01/2007 to 12/31/2007        11.588731         12.664321         327,248.8920
01/01/2008 to 12/31/2008        12.664321          7.884117         283,363.5454
01/01/2009 to 12/31/2009         7.884117         10.796267         280,371.4900
01/01/2010 to 12/31/2010        10.796267         11.791672         270,194.4033
01/01/2011 to 12/31/2011        11.791672         11.595850         237,971.4584
01/01/2012 to 12/31/2012        11.595850         13.146384         454,811.1645
01/01/2013 to 12/31/2013        13.146384         17.637135         408,433.1136
01/01/2014 to 12/31/2014        17.637135         18.818245         348,080.5210
01/01/2015 to 12/31/2015        18.818245         20.410115         310,030.4815
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006         8.424977          8.892595         910,892.6432
01/01/2007 to 12/31/2007         8.892595          9.975273         808,015.5291
01/01/2008 to 12/31/2008         9.975273          5.290726         694,795.5012
01/01/2009 to 12/31/2009         5.290726          7.459833         633,817.0300
01/01/2010 to 12/31/2010         7.459833          8.007296         564,904.9151
01/01/2011 to 12/31/2011         8.007296          7.748428         447,345.5818
01/01/2012 to 04/27/2012         7.748428          8.702779               0.0000
--------------------------      ---------         ---------       --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))

04/30/2007 to 12/31/2007        11.219625         10.809461          30,828.6918
01/01/2008 to 12/31/2008        10.809461          6.224256          16,448.9207
01/01/2009 to 12/31/2009         6.224256          7.919452          20,326.0100
01/01/2010 to 12/31/2010         7.919452         10.206380          18,548.6878
01/01/2011 to 12/31/2011        10.206380         10.289595          16,060.0629
01/01/2012 to 12/31/2012        10.289595         11.194703          14,874.6328
01/01/2013 to 12/31/2013        11.194703         16.298229          14,615.1791
01/01/2014 to 12/31/2014        16.298229         16.140912          14,767.2767
01/01/2015 to 12/31/2015        16.140912         16.063140          10,796.7178
--------------------------      ---------         ---------       --------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        10.685840         14.181330               0.0000
01/01/2010 to 12/31/2010        14.181330         17.057883             673.4023
01/01/2011 to 12/31/2011        17.057883         14.017102           1,015.6189
01/01/2012 to 12/31/2012        14.017102         16.214180             920.8997
01/01/2013 to 12/31/2013        16.214180         20.300375           4,893.3457
01/01/2014 to 12/31/2014        20.300375         18.584810           5,746.8529
01/01/2015 to 12/31/2015        18.584810         19.284466           5,059.7708
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.332149         13.550342          63,288.0195
01/01/2015 to 12/31/2015        13.550342         13.217456          80,429.9890
--------------------------      ---------         ---------          -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.910122         14.251064       2,624,007.5164
01/01/2015 to 12/31/2015        14.251064         13.832750       2,280,822.3528
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        10.555116         11.040211       1,598,217.3594
01/01/2007 to 12/31/2007        11.040211         11.472478       1,714,054.4038
01/01/2008 to 12/31/2008        11.472478          8.931449       1,403,709.0740
01/01/2009 to 12/31/2009         8.931449         10.770887       1,501,860.3000
01/01/2010 to 12/31/2010        10.770887         11.720442       1,417,850.7498
01/01/2011 to 12/31/2011        11.720442         11.704503       1,530,248.3631
01/01/2012 to 12/31/2012        11.704503         12.736086       1,481,663.6677
01/01/2013 to 12/31/2013        12.736086         13.631012       1,349,392.9540
01/01/2014 to 04/25/2014        13.631012         13.721523               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        10.963078         11.481355       1,827,127.5085
01/01/2007 to 12/31/2007        11.481355         11.963296       2,290,443.2291
01/01/2008 to 12/31/2008        11.963296          8.636307       2,087,657.5302
01/01/2009 to 12/31/2009         8.636307         10.684293       1,962,479.3300
01/01/2010 to 12/31/2010        10.684293         11.783178       2,111,177.0350
01/01/2011 to 12/31/2011        11.783178         11.548371       1,917,844.5505
01/01/2012 to 12/31/2012        11.548371         12.734194       1,815,270.2350
01/01/2013 to 12/31/2013        12.734194         14.271995       1,677,188.0374
01/01/2014 to 04/25/2014        14.271995         14.312622               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.304806         14.766474       2,630,275.7924
01/01/2015 to 12/31/2015        14.766474         14.304850       2,450,996.1349
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        11.428580         11.996419       4,321,235.4166
01/01/2007 to 12/31/2007        11.996419         12.344089       4,364,179.2308
01/01/2008 to 12/31/2008        12.344089          8.243149       4,541,863.6196
01/01/2009 to 12/31/2009         8.243149         10.379836       4,311,431.3700
01/01/2010 to 12/31/2010        10.379836         11.568201       4,009,708.4123
01/01/2011 to 12/31/2011        11.568201         11.157644       3,585,466.7004
01/01/2012 to 12/31/2012        11.157644         12.471587       3,320,296.3740
01/01/2013 to 12/31/2013        12.471587         14.613171       2,939,172.6375
01/01/2014 to 04/25/2014        14.613171         14.610666               0.0000
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.278990         14.824869       3,326,979.4763
01/01/2015 to 12/31/2015        14.824869         14.299108       2,972,267.7700
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        12.042783         12.648785      4,554,633.4817
01/01/2007 to 12/31/2007        12.648785         12.993010      4,817,668.7273
01/01/2008 to 12/31/2008        12.993010          7.920380      4,797,079.0199
01/01/2009 to 12/31/2009         7.920380         10.110345      4,518,008.7300
01/01/2010 to 12/31/2010        10.110345         11.456775      4,257,983.5300
01/01/2011 to 12/31/2011        11.456775         10.806138      4,042,008.5957
01/01/2012 to 12/31/2012        10.806138         12.268357      3,690,752.7639
01/01/2013 to 12/31/2013        12.268357         15.156984      3,382,356.8704
01/01/2014 to 04/25/2014        15.156984         15.071967              0.0000
--------------------------      ---------         ---------      --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.997918          7.009436          5,864.3866
01/01/2009 to 12/31/2009         7.009436          8.841161         15,243.2600
01/01/2010 to 12/31/2010         8.841161          9.546299         36,074.6244
01/01/2011 to 12/31/2011         9.546299          9.202085         33,200.1687
01/01/2012 to 12/31/2012         9.202085         10.483706         34,333.8457
01/01/2013 to 04/26/2013        10.483706         11.268352              0.0000
--------------------------      ---------         ---------      --------------

MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        36.931300         40.562578          5,855.1558
01/01/2007 to 12/31/2007        40.562578         41.433691          5,898.2124
01/01/2008 to 12/31/2008        41.433691         31.566599          5,639.6123
01/01/2009 to 12/31/2009        31.566599         36.641658          7,198.0200
01/01/2010 to 12/31/2010        36.641658         39.474934          7,713.7945
01/01/2011 to 12/31/2011        39.474934         39.569828          8,338.9754
01/01/2012 to 12/31/2012        39.569828         43.211437          8,252.0160
01/01/2013 to 12/31/2013        43.211437         50.326589          7,683.0519
01/01/2014 to 12/31/2014        50.326589         53.509389          7,681.3478
01/01/2015 to 12/31/2015        53.509389         52.292494          7,640.3021
--------------------------      ---------         ---------      --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        15.219753         10.578000              0.0000
01/01/2009 to 12/31/2009        10.578000         12.515385          3,590.1400
01/01/2010 to 12/31/2010        12.515385         13.652775         17,098.0883
01/01/2011 to 12/31/2011        13.652775         13.481944         18,779.1605
01/01/2012 to 12/31/2012        13.481944         15.385394         18,627.7935
01/01/2013 to 12/31/2013        15.385394         20.437846         52,014.1326
01/01/2014 to 12/31/2014        20.437846         22.171216         48,760.9423
01/01/2015 to 12/31/2015        22.171216         21.674637         46,956.7584
--------------------------      ---------         ---------      --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.997918          6.577412          1,004.1733
01/01/2009 to 12/31/2009         6.577412          8.059563         16,371.4500
01/01/2010 to 12/31/2010         8.059563          8.779668         64,159.7725
01/01/2011 to 12/31/2011         8.779668          8.567648         64,238.6160
01/01/2012 to 12/31/2012         8.567648          9.575332         63,956.2691
01/01/2013 to 04/26/2013         9.575332         10.472267              0.0000
--------------------------      ---------         ---------      --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.825288         23.429557         66,920.2564
01/01/2014 to 12/31/2014        23.429557         22.919485         56,917.5191
01/01/2015 to 12/31/2015        22.919485         22.573569         50,811.1716
--------------------------      ---------         ---------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        15.155264         17.044858           1,149.0406
01/01/2007 to 04/27/2007        17.044858         18.500037               0.0000
--------------------------      ---------         ---------           ----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT PIONEER MID-
 CAP VALUE SUB-ACCOUNT (CLASS A))

05/01/2006 to 12/31/2006        11.340238         11.971352               0.0000
01/01/2007 to 04/27/2007        11.971352         13.202176               0.0000
--------------------------      ---------         ---------           ----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

04/30/2007 to 12/31/2007        17.191695         15.202206         127,382.0185
01/01/2008 to 12/31/2008        15.202206          9.202464         115,726.8586
01/01/2009 to 12/31/2009         9.202464         12.348579         114,170.5400
01/01/2010 to 12/31/2010        12.348579         14.886019         109,284.5743
01/01/2011 to 12/31/2011        14.886019         13.835741         107,341.0730
01/01/2012 to 12/31/2012        13.835741         14.291465          92,763.4835
01/01/2013 to 04/26/2013        14.291465         15.471275               0.0000
--------------------------      ---------         ---------         ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010        15.791157         18.610935               0.0000
01/01/2011 to 12/31/2011        18.610935         15.216237               0.0000
01/01/2012 to 12/31/2012        15.216237         15.313235               0.0000
01/01/2013 to 12/31/2013        15.313235         16.640946               0.0000
01/01/2014 to 12/31/2014        16.640946         13.254085               0.0000
01/01/2015 to 12/31/2015        13.254085          8.744354               0.0000
--------------------------      ---------         ---------         ------------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)

01/01/2006 to 12/31/2006        12.634573         14.183373       1,089,614.0542
01/01/2007 to 12/31/2007        14.183373         14.531708         927,884.0979
01/01/2008 to 12/31/2008        14.531708          8.631580         803,874.2632
01/01/2009 to 12/31/2009         8.631580         11.164658         737,483.4700
01/01/2010 to 12/31/2010        11.164658         12.249141         674,648.2369
01/01/2011 to 12/31/2011        12.249141         11.516763         559,819.5251
01/01/2012 to 12/31/2012        11.516763         12.734053         474,301.8288
01/01/2013 to 12/31/2013        12.734053         16.683680         419,921.7343
01/01/2014 to 12/31/2014        16.683680         18.079754         349,598.9289
01/01/2015 to 12/31/2015        18.079754         18.141560         305,546.1637
--------------------------      ---------         ---------       --------------

PUTNAM VARIABLE TRUST

PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)

01/01/2006 to 12/31/2006        13.611929         15.873366           9,619.8455
01/01/2007 to 12/31/2007        15.873366         16.069469           9,265.9035
01/01/2008 to 12/31/2008        16.069469         10.856102           8,543.4217
01/01/2009 to 12/31/2009        10.856102         13.575708           6,344.7400
01/01/2010 to 12/31/2010        13.575708         14.999589           6,100.6354
01/01/2011 to 12/31/2011        14.999589         15.000652           5,789.3690
01/01/2012 to 12/31/2012        15.000652         17.557982           5,033.8595
01/01/2013 to 12/31/2013        17.557982         22.812142           4,364.6098
01/01/2014 to 12/31/2014        22.812142         25.216597           4,340.6653
01/01/2015 to 12/31/2015        25.216597         23.989118           3,937.8584

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

11/13/2006 to 12/31/2006         25.235947         26.149010          861.5671
01/01/2007 to 12/31/2007         26.149010         29.641952       11,517.4827
01/01/2008 to 12/31/2008         29.641952         18.025780       41,611.8524
01/01/2009 to 12/31/2009         18.025780         25.320193       90,301.0800
01/01/2010 to 12/31/2010         25.320193         27.929048      160,043.7115
01/01/2011 to 12/31/2011         27.929048         25.119218      194,644.1105
01/01/2012 to 12/31/2012         25.119218         30.387172      179,917.6968
01/01/2013 to 12/31/2013         30.387172         38.746614      158,061.3288
01/01/2014 to 12/31/2014         38.746614         39.130871      151,971.0414
01/01/2015 to 12/31/2015         39.130871         41.304882      134,346.5530
--------------------------       ---------         ---------      ------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008         32.313630         16.369128       10,521.5477
01/01/2009 to 12/31/2009         16.369128         26.061916       23,496.3200
01/01/2010 to 12/31/2010         26.061916         31.491718       39,475.0448
01/01/2011 to 12/31/2011         31.491718         25.134436       57,839.0416
01/01/2012 to 12/31/2012         25.134436         29.317829       55,910.4966
01/01/2013 to 12/31/2013         29.317829         37.122995       49,500.8225
01/01/2014 to 12/31/2014         37.122995         37.421343       47,690.2932
01/01/2015 to 12/31/2015         37.421343         37.036173       43,941.8343
--------------------------       ---------         ---------      ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008        172.887356        100.034860        5,404.8232
01/01/2009 to 12/31/2009        100.034860        137.659399       19,333.3600
01/01/2010 to 12/31/2010        137.659399        161.266585       31,218.7574
01/01/2011 to 12/31/2011        161.266585        152.379594       36,559.3434
01/01/2012 to 12/31/2012        152.379594        177.310130       34,557.4614
01/01/2013 to 12/31/2013        177.310130        227.705755       31,206.2381
01/01/2014 to 12/31/2014        227.705755        243.890065       28,864.9605
01/01/2015 to 12/31/2015        243.890065        257.250237       25,060.8122
--------------------------      ----------        ----------      ------------

MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN
GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT
 (CLASS B))

04/30/2012 to 12/31/2012         10.229595         10.585963       38,442.7246
01/01/2013 to 12/31/2013         10.585963         11.613923       79,612.9892
01/01/2014 to 12/31/2014         11.613923         12.306308       60,114.7498
01/01/2015 to 12/31/2015         12.306308         12.217725       56,268.3939
--------------------------      ----------        ----------      ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014          0.996864          1.041127            0.0000
01/01/2015 to 12/31/2015          1.041127          1.017571            0.0000
--------------------------      ----------        ----------      ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         11.164971         11.580699      179,700.9755
01/01/2013 to 12/31/2013         11.580699         11.043464       85,875.1020
01/01/2014 to 12/31/2014         11.043464         11.336607       72,005.6317
01/01/2015 to 12/31/2015         11.336607         10.118925       61,054.2632
--------------------------      ----------        ----------      ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012          9.984300         10.314536      210,684.7251
01/01/2013 to 12/31/2013         10.314536         11.230860      455,726.0765
01/01/2014 to 12/31/2014         11.230860         11.741626      455,353.3757
01/01/2015 to 12/31/2015         11.741626         11.577379      296,209.5784
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        14.607704         18.432949         126,101.1000
01/01/2010 to 12/31/2010        18.432949         21.064711         153,932.7576
01/01/2011 to 12/31/2011        21.064711         21.280670          75,345.9362
01/01/2012 to 12/31/2012        21.280670         24.479242          93,020.2725
01/01/2013 to 12/31/2013        24.479242         26.418292          97,736.2083
01/01/2014 to 12/31/2014        26.418292         26.936384          67,198.1051
01/01/2015 to 12/31/2015        26.936384         25.512415          64,266.9069
--------------------------      ---------         ---------         ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        17.214073          9.419490         154,187.2780
01/01/2009 to 12/31/2009         9.419490         12.527414         160,189.2800
01/01/2010 to 12/31/2010        12.527414         14.357371         156,170.0263
01/01/2011 to 12/31/2011        14.357371         13.380587         164,363.9824
01/01/2012 to 12/31/2012        13.380587         16.639355         142,299.4059
01/01/2013 to 12/31/2013        16.639355         17.006799         140,017.1389
01/01/2014 to 12/31/2014        17.006799         19.014356         113,404.8164
01/01/2015 to 12/31/2015        19.014356         18.505723          97,285.4612
--------------------------      ---------         ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         8.555374          7.759761         182,272.4032
01/01/2012 to 12/31/2012         7.759761          9.076542         185,207.8357
01/01/2013 to 12/31/2013         9.076542         13.044951         289,589.7952
01/01/2014 to 12/31/2014        13.044951         15.309203         388,852.6625
01/01/2015 to 12/31/2015        15.309203         14.501511         301,690.7758
--------------------------      ---------         ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

05/01/2006 to 12/31/2006        10.422245         11.180916          20,868.2533
01/01/2007 to 12/31/2007        11.180916         10.383877          22,854.5369
01/01/2008 to 12/31/2008        10.383877          4.651552          31,692.2665
01/01/2009 to 12/31/2009         4.651552          6.334860          52,849.6900
01/01/2010 to 12/31/2010         6.334860          6.711722          88,489.0988
01/01/2011 to 04/29/2011         6.711722          7.138968               0.0000
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010730          1.048710       1,970,136.2397
01/01/2013 to 12/31/2013         1.048710          1.054430       1,436,191.3463
01/01/2014 to 12/31/2014         1.054430          1.098896       1,225,097.6187
01/01/2015 to 12/31/2015         1.098896          1.039093       1,127,791.8654
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        10.482927         12.009028         730,654.8911
01/01/2007 to 12/31/2007        12.009028         11.557695         586,576.6897
01/01/2008 to 12/31/2008        11.557695          7.311136         582,309.5651
01/01/2009 to 12/31/2009         7.311136          9.134319         654,150.8300
01/01/2010 to 12/31/2010         9.134319         10.355646         694,766.4660
01/01/2011 to 12/31/2011        10.355646         10.070573         660,317.2294
01/01/2012 to 12/31/2012        10.070573         11.772115         591,194.3865
01/01/2013 to 12/31/2013        11.772115         15.732268         551,040.8352
01/01/2014 to 12/31/2014        15.732268         16.975188         501,354.4094
01/01/2015 to 12/31/2015        16.975188         15.755453         481,921.6437
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        25.259591         27.970108       559,924.2700
01/01/2007 to 12/31/2007        27.970108         27.772461       532,439.9537
01/01/2008 to 12/31/2008        27.772461         16.783283       498,570.9496
01/01/2009 to 12/31/2009        16.783283         20.962355       484,186.6300
01/01/2010 to 12/31/2010        20.962355         25.973885       457,734.9255
01/01/2011 to 12/31/2011        25.973885         24.690934       413,436.2833
01/01/2012 to 12/31/2012        24.690934         27.952215       338,253.9549
01/01/2013 to 12/31/2013        27.952215         35.952829       277,223.5128
01/01/2014 to 12/31/2014        35.952829         38.910717       231,599.9686
01/01/2015 to 12/31/2015        38.910717         34.958606       211,564.5559
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        14.309969         16.209510       334,199.4330
01/01/2007 to 04/27/2007        16.209510         17.276167             0.0000
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012784          1.050758       190,883.9505
01/01/2013 to 12/31/2013         1.050758          1.151141       376,549.3488
01/01/2014 to 12/31/2014         1.151141          1.215536       223,821.0550
01/01/2015 to 12/31/2015         1.215536          1.210567       300,123.7078
--------------------------      ---------         ---------       ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        13.316852          9.879708         2,385.3885
01/01/2009 to 12/31/2009         9.879708         12.558113        17,609.4000
01/01/2010 to 12/31/2010        12.558113         14.782097        25,578.7162
01/01/2011 to 12/31/2011        14.782097         13.079663        28,260.0262
01/01/2012 to 12/31/2012        13.079663         14.892696        24,367.5762
01/01/2013 to 12/31/2013        14.892696         19.537069        19,157.5439
01/01/2014 to 12/31/2014        19.537069         20.127726        15,890.4238
01/01/2015 to 12/31/2015        20.127726         18.390935        13,587.9571
--------------------------      ---------         ---------       ------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        17.236958         18.571397       713,747.7129
01/01/2007 to 12/31/2007        18.571397         19.530893       703,520.1220
01/01/2008 to 12/31/2008        19.530893         15.691614       632,855.7845
01/01/2009 to 12/31/2009        15.691614         21.184702       612,561.6200
01/01/2010 to 12/31/2010        21.184702         23.622434       587,544.1006
01/01/2011 to 12/31/2011        23.622434         24.357741       519,164.0967
01/01/2012 to 12/31/2012        24.357741         27.154250       463,516.9708
01/01/2013 to 12/31/2013        27.154250         28.942193       334,692.1121
01/01/2014 to 12/31/2014        28.942193         29.947945       285,075.5190
01/01/2015 to 12/31/2015        29.947945         28.918367       250,711.1221
--------------------------      ---------         ---------       ------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S
VALUE SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        14.309969         16.209510       334,199.4330
01/01/2007 to 04/27/2007        16.209510         17.276167             0.0000
--------------------------      ---------         ---------       ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.988220          9.773621        34,235.0737
01/01/2012 to 12/31/2012         9.773621         10.070996       130,255.8768
01/01/2013 to 12/31/2013        10.070996         10.056309       183,163.3666
01/01/2014 to 12/31/2014        10.056309         10.031423       194,507.7146
01/01/2015 to 12/31/2015        10.031423          9.840222       155,351.4775
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010        11.800194         12.221348          27,541.0194
01/01/2011 to 12/31/2011        12.221348         12.023913          30,025.0902
01/01/2012 to 12/31/2012        12.023913         13.563466          29,838.4637
01/01/2013 to 12/31/2013        13.563466         13.527178          28,861.1622
01/01/2014 to 12/31/2014        13.527178         13.504760          25,716.0181
01/01/2015 to 12/31/2015        13.504760         12.775823          24,058.4117
--------------------------      ---------         ---------          -----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

05/01/2006 to 12/31/2006        12.473677         13.070727         654,091.7300
01/01/2007 to 12/31/2007        13.070727         13.273444         668,628.8654
01/01/2008 to 12/31/2008        13.273444          7.754319       2,713,302.4580
01/01/2009 to 12/31/2009         7.754319         10.152970       2,495,516.9500
01/01/2010 to 12/31/2010        10.152970         11.675624       2,315,027.9721
01/01/2011 to 12/31/2011        11.675624         10.859463       2,094,628.1203
01/01/2012 to 12/31/2012        10.859463         12.512996       1,818,351.7610
01/01/2013 to 12/31/2013        12.512996         15.995949       1,604,023.7150
01/01/2014 to 12/31/2014        15.995949         16.592811       1,370,070.8118
01/01/2015 to 12/31/2015        16.592811         16.049593       1,105,825.6700
--------------------------      ---------         ---------       --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.011276         10.482770         137,857.5184
01/01/2013 to 12/31/2013        10.482770         11.833440         298,480.6318
01/01/2014 to 12/31/2014        11.833440         12.807579         322,286.2246
01/01/2015 to 12/31/2015        12.807579         12.125407         242,268.4859
--------------------------      ---------         ---------       --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.080260          1.130318          42,964.4413
01/01/2014 to 12/31/2014         1.130318          1.219045           6,220.2549
01/01/2015 to 12/31/2015         1.219045          1.188718         788,379.9949
--------------------------      ---------         ---------       --------------

MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        13.520511          6.206168         212,896.0530
01/01/2009 to 12/31/2009         6.206168         10.349730         500,738.8100
01/01/2010 to 12/31/2010        10.349730         12.632893         734,589.9684
01/01/2011 to 12/31/2011        12.632893         10.137634         357,684.4013
01/01/2012 to 12/31/2012        10.137634         11.896795         365,129.7129
01/01/2013 to 12/31/2013        11.896795         11.158201         446,124.9504
01/01/2014 to 12/31/2014        11.158201         10.295853         394,237.9879
01/01/2015 to 12/31/2015        10.295853          8.759074         309,394.3573
--------------------------      ---------         ---------       --------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        12.880848         16.092474         603,044.2186
01/01/2007 to 12/31/2007        16.092474         17.994629         432,768.7608
01/01/2008 to 12/31/2008        17.994629         10.236813         413,505.8768
01/01/2009 to 12/31/2009        10.236813         13.294221         432,602.6600
01/01/2010 to 12/31/2010        13.294221         14.619173         453,184.3811
01/01/2011 to 12/31/2011        14.619173         12.884600         418,305.5153
01/01/2012 to 12/31/2012        12.884600         14.842148         381,277.3753
01/01/2013 to 12/31/2013        14.842148         17.471762         331,160.6856
01/01/2014 to 12/31/2014        17.471762         16.047577         307,264.6719
01/01/2015 to 12/31/2015        16.047577         15.559333         291,609.7256
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        10.109348         10.814428       118,068.5387
01/01/2007 to 12/31/2007        10.814428         13.180398       140,614.3685
01/01/2008 to 12/31/2008        13.180398          6.927322       125,380.9788
01/01/2009 to 12/31/2009         6.927322         10.754041       150,014.0500
01/01/2010 to 12/31/2010        10.754041         14.021283       176,911.7335
01/01/2011 to 12/31/2011        14.021283         12.882517       190,889.7965
01/01/2012 to 12/31/2012        12.882517         13.895500       181,234.8733
01/01/2013 to 12/31/2013        13.895500         19.068593       149,233.2577
01/01/2014 to 12/31/2014        19.068593         19.013199       130,959.5758
01/01/2015 to 12/31/2015        19.013199         17.824984       127,201.6282
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        16.974149         19.495245        32,764.3849
01/01/2007 to 12/31/2007        19.495245         20.447007        35,283.3058
01/01/2008 to 12/31/2008        20.447007         11.996626        37,678.4671
01/01/2009 to 12/31/2009        11.996626         16.554845        42,648.7700
01/01/2010 to 12/31/2010        16.554845         18.943773        60,064.4788
01/01/2011 to 12/31/2011        18.943773         17.127829        68,586.4460
01/01/2012 to 12/31/2012        17.127829         20.485312        62,390.9625
01/01/2013 to 12/31/2013        20.485312         25.703294       101,004.3146
01/01/2014 to 12/31/2014        25.703294         25.914846        89,962.7334
01/01/2015 to 12/31/2015        25.914846         26.586862        78,431.6706
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

05/01/2006 to 12/31/2006        17.006765         18.820644        24,080.0341
01/01/2007 to 12/31/2007        18.820644         19.012256        43,957.9671
01/01/2008 to 12/31/2008        19.012256         10.823399        38,964.7134
01/01/2009 to 12/31/2009        10.823399         14.006550        35,409.6600
01/01/2010 to 12/31/2010        14.006550         14.848034        32,443.0967
01/01/2011 to 04/29/2011        14.848034         16.571327             0.0000
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.998575          6.573813         5,776.5837
01/01/2009 to 12/31/2009         6.573813          8.605643        24,685.5000
01/01/2010 to 12/31/2010         8.605643          9.145106        49,193.8736
01/01/2011 to 12/31/2011         9.145106          8.404631       108,223.6557
01/01/2012 to 12/31/2012         8.404631         10.138359       101,147.1116
01/01/2013 to 04/26/2013        10.138359         10.781563             0.0000
--------------------------      ---------         ---------       ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999822          1.036303             0.0000
01/01/2015 to 12/31/2015         1.036303          0.966894             0.0000
--------------------------      ---------         ---------       ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        11.791417         13.050909       354,047.1100
01/01/2010 to 12/31/2010        13.050909         13.882186       468,983.9171
01/01/2011 to 12/31/2011        13.882186         15.230028       498,093.5271
01/01/2012 to 12/31/2012        15.230028         16.405011       502,546.6561
01/01/2013 to 12/31/2013        16.405011         14.691194       463,377.5753
01/01/2014 to 12/31/2014        14.691194         14.920994       422,716.8845
01/01/2015 to 12/31/2015        14.920994         14.270235       394,345.3752
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        12.223413         12.611070       1,628,841.7989
01/01/2007 to 12/31/2007        12.611070         13.388910       1,122,424.5428
01/01/2008 to 12/31/2008        13.388910         13.269677       1,836,957.9602
01/01/2009 to 12/31/2009        13.269677         15.459765       3,388,891.8900
01/01/2010 to 12/31/2010        15.459765         16.506947       2,601,342.1859
01/01/2011 to 12/31/2011        16.506947         16.810768       4,369,826.5175
01/01/2012 to 12/31/2012        16.810768         18.130822       3,621,705.7134
01/01/2013 to 12/31/2013        18.130822         17.553861       2,480,474.9718
01/01/2014 to 12/31/2014        17.553861         18.053464       1,701,994.2008
01/01/2015 to 12/31/2015        18.053464         17.821192       1,554,839.3493
--------------------------      ---------         ---------       --------------

PIONEER FUND SUB-ACCOUNT (CLASS A)

05/01/2006 to 12/31/2006        18.457266         19.948784             656.7938
01/01/2007 to 12/31/2007        19.948784         20.675226           1,840.8951
01/01/2008 to 12/31/2008        20.675226         13.706280           3,276.8055
01/01/2009 to 12/31/2009        13.706280         16.760730         145,024.2600
01/01/2010 to 12/31/2010        16.760730         19.228180         145,301.6829
01/01/2011 to 12/31/2011        19.228180         18.117226         136,373.2185
01/01/2012 to 12/31/2012        18.117226         19.775851         115,661.6843
01/01/2013 to 12/31/2013        19.775851         25.977140          98,809.4714
01/01/2014 to 12/31/2014        25.977140         28.502585          83,797.3055
01/01/2015 to 12/31/2015        28.502585         28.152235          73,241.3587
--------------------------      ---------         ---------       --------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        11.891041         12.892189         440,098.8173
01/01/2007 to 12/31/2007        12.892189         12.683697         422,392.8319
01/01/2008 to 12/31/2008        12.683697          7.460889         388,134.6867
01/01/2009 to 05/01/2009         7.460889          7.379561               0.0000
--------------------------      ---------         ---------       --------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)

05/01/2006 to 12/31/2006        18.351894         19.075652             154.3586
01/01/2007 to 12/31/2007        19.075652         20.079392           1,103.7190
01/01/2008 to 12/31/2008        20.079392         17.690409           1,724.1334
01/01/2009 to 12/31/2009        17.690409         23.239747           6,778.1500
01/01/2010 to 12/31/2010        23.239747         25.732673          14,587.6628
01/01/2011 to 12/31/2011        25.732673         26.322918          13,168.1152
01/01/2012 to 12/31/2012        26.322918         29.001521          11,142.3231
01/01/2013 to 12/31/2013        29.001521         29.069147          10,595.5134
01/01/2014 to 12/31/2014        29.069147         30.008916           9,892.0150
01/01/2015 to 12/31/2015        30.008916         29.237538           8,199.1994
--------------------------      ---------         ---------       --------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.783430         10.957512          14,714.9789
01/01/2013 to 12/31/2013        10.957512         10.327163          23,172.5086
01/01/2014 to 12/31/2014        10.327163         10.964080          31,791.3097
01/01/2015 to 12/31/2015        10.964080         10.869017          30,196.5387
--------------------------      ---------         ---------       --------------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.216374         10.760741           6,487.8784
01/01/2014 to 12/31/2014        10.760741         11.539586          21,354.3745
01/01/2015 to 12/31/2015        11.539586         11.248011          26,801.5892
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010762          1.068883         864,213.2742
01/01/2013 to 12/31/2013         1.068883          1.161756       2,515,162.8295
01/01/2014 to 12/31/2014         1.161756          1.235499       2,187,907.0806
01/01/2015 to 12/31/2015         1.235499          1.208822       1,153,134.0044
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME
ETF SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009         8.837293         10.600545      3,031,686.8500
01/01/2010 to 12/31/2010        10.600545         11.744313      3,157,363.8325
01/01/2011 to 12/31/2011        11.744313         11.715944      3,262,408.5909
01/01/2012 to 12/31/2012        11.715944         13.049283      3,064,343.5324
01/01/2013 to 12/31/2013        13.049283         14.546415      2,761,173.7369
01/01/2014 to 12/31/2014        14.546415         15.193036      2,463,195.1784
01/01/2015 to 12/31/2015        15.193036         14.702394      2,241,202.4231
--------------------------      ---------         ---------      --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS
B))

05/04/2009 to 12/31/2009         8.135072         10.046366      1,164,698.6100
01/01/2010 to 12/31/2010        10.046366         11.320254      1,203,297.2382
01/01/2011 to 12/31/2011        11.320254         10.936433      1,205,631.5408
01/01/2012 to 12/31/2012        10.936433         12.417139      1,201,084.7539
01/01/2013 to 12/31/2013        12.417139         14.471865      1,265,991.1343
01/01/2014 to 12/31/2014        14.471865         15.053334      1,179,114.4909
01/01/2015 to 12/31/2015        15.053334         14.515517        998,031.9703
--------------------------      ---------         ---------      --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        48.925372         56.884355        514,776.6184
01/01/2007 to 12/31/2007        56.884355         58.235221        457,225.7942
01/01/2008 to 12/31/2008        58.235221         36.597630        428,888.4437
01/01/2009 to 12/31/2009        36.597630         42.769476        429,098.2600
01/01/2010 to 12/31/2010        42.769476         49.402240        411,027.0587
01/01/2011 to 12/31/2011        49.402240         46.809866        360,610.0337
01/01/2012 to 12/31/2012        46.809866         54.508674        317,553.3809
01/01/2013 to 12/31/2013        54.508674         71.977697        268,672.1838
01/01/2014 to 12/31/2014        71.977697         80.483634        228,419.9962
01/01/2015 to 12/31/2015        80.483634         76.595331        208,388.7533
--------------------------      ---------         ---------      --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH
AND INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))

01/01/2006 to 12/31/2006        51.208076         58.591262          3,903.9825
01/01/2007 to 12/31/2007        58.591262         54.338029          6,999.5712
01/01/2008 to 12/31/2008        54.338029         32.878766          6,193.7395
01/01/2009 to 12/31/2009        32.878766         42.129339          5,489.3200
01/01/2010 to 04/30/2010        42.129339         45.025051              0.0000
--------------------------      ---------         ---------      --------------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         7.160666          8.577288          1,831.1200
01/01/2010 to 12/31/2010         8.577288          9.513432         23,429.4289
01/01/2011 to 12/31/2011         9.513432          9.407265         33,444.3547
01/01/2012 to 12/31/2012         9.407265         10.522094         36,763.5368
01/01/2013 to 12/31/2013        10.522094         13.935732         28,284.1617
01/01/2014 to 12/31/2014        13.935732         15.600986         25,569.1025
01/01/2015 to 12/31/2015        15.600986         16.078676         22,049.9891
--------------------------      ---------         ---------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        15.888294         18.228676          12,182.1672
01/01/2007 to 12/31/2007        18.228676         19.803643          17,265.8621
01/01/2008 to 12/31/2008        19.803643         10.899186          18,313.6563
01/01/2009 to 12/31/2009        10.899186         13.112987          21,864.5000
01/01/2010 to 12/31/2010        13.112987         13.831744          23,529.9071
01/01/2011 to 12/31/2011        13.831744         10.904646          22,923.7016
01/01/2012 to 12/31/2012        10.904646         12.847646          14,354.6929
01/01/2013 to 12/31/2013        12.847646         14.601457         201,491.0416
01/01/2014 to 12/31/2014        14.601457         13.931004         240,721.1247
01/01/2015 to 12/31/2015        13.931004         13.452671         154,633.7100
--------------------------      ---------         ---------         ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

04/29/2013 to 12/31/2013        17.065581         16.366043          24,707.0658
01/01/2014 to 12/31/2014        16.366043         17.036667          34,996.6086
01/01/2015 to 12/31/2015        17.036667         16.807150          27,630.7225
--------------------------      ---------         ---------         ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        46.209352         47.501189         122,438.4329
01/01/2007 to 12/31/2007        47.501189         49.707922          77,243.1931
01/01/2008 to 12/31/2008        49.707922         47.265989          72,186.6628
01/01/2009 to 12/31/2009        47.265989         50.940114          90,883.4000
01/01/2010 to 12/31/2010        50.940114         54.339551         120,265.8542
01/01/2011 to 12/31/2011        54.339551         57.021060         130,872.4351
01/01/2012 to 12/31/2012        57.021060         60.378957         123,226.8025
01/01/2013 to 12/31/2013        60.378957         58.998545         126,054.4856
01/01/2014 to 12/31/2014        58.998545         62.202337         118,651.5617
01/01/2015 to 12/31/2015        62.202337         61.608162         111,848.1872
--------------------------      ---------         ---------         ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009         9.129750         11.520590             644.7500
01/01/2010 to 12/31/2010        11.520590         13.625764           6,047.7271
01/01/2011 to 12/31/2011        13.625764         12.246868          10,303.1263
01/01/2012 to 12/31/2012        12.246868         13.825231           9,848.3503
01/01/2013 to 12/31/2013        13.825231         18.316513          17,696.2375
01/01/2014 to 12/31/2014        18.316513         19.688662          17,634.2638
01/01/2015 to 12/31/2015        19.688662         20.654655          15,582.5290
--------------------------      ---------         ---------         ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))

04/30/2007 to 12/31/2007        15.763356         16.500598               0.0000
01/01/2008 to 12/31/2008        16.500598          9.341744               0.0000
01/01/2009 to 05/01/2009         9.341744          8.887754               0.0000
--------------------------      ---------         ---------         ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        10.094014         10.417463         273,210.8711
01/01/2007 to 12/31/2007        10.417463         10.777221         517,884.4061
01/01/2008 to 12/31/2008        10.777221         10.914141       1,219,381.8091
01/01/2009 to 12/31/2009        10.914141         10.800453       1,108,920.4500
01/01/2010 to 12/31/2010        10.800453         10.660952         791,077.1149
01/01/2011 to 12/31/2011        10.660952         10.523629         722,672.9733
01/01/2012 to 12/31/2012        10.523629         10.386964         703,985.3055
01/01/2013 to 12/31/2013        10.386964         10.252804         810,018.4087
01/01/2014 to 12/31/2014        10.252804         10.120377         460,779.3826
01/01/2015 to 12/31/2015        10.120377          9.989661         360,977.5767
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        11.764232         11.905780         613,743.0869
01/01/2007 to 12/31/2007        11.905780         13.089520         417,221.2410
01/01/2008 to 12/31/2008        13.089520          8.198138         409,304.1269
01/01/2009 to 12/31/2009         8.198138         11.293795         442,216.3200
01/01/2010 to 12/31/2010        11.293795         12.409247         411,348.6585
01/01/2011 to 12/31/2011        12.409247         12.276458         355,159.3390
01/01/2012 to 12/31/2012        12.276458         14.002167         545,620.2428
01/01/2013 to 12/31/2013        14.002167         18.898229         497,005.9457
01/01/2014 to 12/31/2014        18.898229         20.285133         400,668.1043
01/01/2015 to 12/31/2015        20.285133         22.133484         346,682.2868
--------------------------      ---------         ---------         ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006         8.651885          9.190873         614,895.6744
01/01/2007 to 12/31/2007         9.190873         10.367771         537,140.6796
01/01/2008 to 12/31/2008        10.367771          5.532204         510,814.1805
01/01/2009 to 12/31/2009         5.532204          7.847238         458,516.6000
01/01/2010 to 12/31/2010         7.847238          8.473780         442,541.7263
01/01/2011 to 12/31/2011         8.473780          8.249075         394,919.7415
01/01/2012 to 04/27/2012         8.249075          9.283200               0.0000
--------------------------      ---------         ---------         ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))

04/30/2007 to 12/31/2007        11.631007         11.251048         214,120.8363
01/01/2008 to 12/31/2008        11.251048          6.517750         218,660.9626
01/01/2009 to 12/31/2009         6.517750          8.342795         212,467.5500
01/01/2010 to 12/31/2010         8.342795         10.816575         194,627.1212
01/01/2011 to 12/31/2011        10.816575         10.970270         185,371.8803
01/01/2012 to 12/31/2012        10.970270         12.007454         152,177.7396
01/01/2013 to 12/31/2013        12.007454         17.586589         115,891.9172
01/01/2014 to 12/31/2014        17.586589         17.521696         102,585.8969
01/01/2015 to 12/31/2015        17.521696         17.542225          90,100.2922
--------------------------      ---------         ---------         ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        10.718625         14.281201           8,620.2200
01/01/2010 to 12/31/2010        14.281201         17.281226           8,605.4646
01/01/2011 to 12/31/2011        17.281226         14.286034          33,564.7410
01/01/2012 to 12/31/2012        14.286034         16.625196          22,684.1041
01/01/2013 to 12/31/2013        16.625196         20.940119          21,070.1712
01/01/2014 to 12/31/2014        20.940119         19.285912          24,338.1487
01/01/2015 to 12/31/2015        19.285912         20.132407          24,304.3065
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.138773         14.428629          93,763.6618
01/01/2015 to 12/31/2015        14.428629         14.158877          90,078.0584
--------------------------      ---------         ---------         ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.522958         14.939452       6,100,832.4826
01/01/2015 to 12/31/2015        14.939452         14.588222       5,229,165.7499
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        10.649911         11.183762          188,059.5845
01/01/2007 to 12/31/2007        11.183762         11.691964          800,555.5716
01/01/2008 to 12/31/2008        11.691964          9.157310        1,459,289.2595
01/01/2009 to 12/31/2009         9.157310         11.109695        2,334,215.5600
01/01/2010 to 12/31/2010        11.109695         12.161825        2,740,538.5835
01/01/2011 to 12/31/2011        12.161825         12.218191        2,925,213.1822
01/01/2012 to 12/31/2012        12.218191         13.375464        2,824,903.5159
01/01/2013 to 12/31/2013        13.375464         14.401451        2,245,304.8176
01/01/2014 to 04/25/2014        14.401451         14.524510                0.0000
--------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        11.061525         11.630632        1,141,012.3178
01/01/2007 to 12/31/2007        11.630632         12.192163        2,292,187.4525
01/01/2008 to 12/31/2008        12.192163          8.854726        3,036,575.9505
01/01/2009 to 12/31/2009         8.854726         11.020404        3,870,580.0800
01/01/2010 to 12/31/2010        11.020404         12.226944        4,641,933.6354
01/01/2011 to 12/31/2011        12.226944         12.055244        4,757,301.0599
01/01/2012 to 12/31/2012        12.055244         13.373515        4,563,756.9413
01/01/2013 to 12/31/2013        13.373515         15.078692        4,404,433.0490
01/01/2014 to 04/25/2014        15.078692         15.150236                0.0000
--------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.464132         16.028157       13,854,808.1444
01/01/2015 to 12/31/2015        16.028157         15.620560       12,690,271.6064
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        11.531194         12.152378        3,752,281.9320
01/01/2007 to 12/31/2007        12.152378         12.580234        5,298,829.1487
01/01/2008 to 12/31/2008        12.580234          8.451645       12,103,070.9155
01/01/2009 to 12/31/2009         8.451645         10.706411       14,973,177.8600
01/01/2010 to 12/31/2010        10.706411         12.003908       16,550,276.5524
01/01/2011 to 12/31/2011        12.003908         11.647420       16,989,816.7331
01/01/2012 to 12/31/2012        11.647420         13.097782       16,300,284.3794
01/01/2013 to 12/31/2013        13.097782         15.439211       15,113,912.2201
01/01/2014 to 04/25/2014        15.439211         15.465784                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.941182         16.617936       11,420,575.8948
01/01/2015 to 12/31/2015        16.617936         16.125078       10,315,298.3003
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

05/01/2006 to 12/31/2006        12.150898         12.813215        4,559,281.4958
01/01/2007 to 12/31/2007        12.813215         13.241565        7,008,703.4306
01/01/2008 to 12/31/2008        13.241565          8.120740       14,788,093.7682
01/01/2009 to 12/31/2009         8.120740         10.428495       15,338,430.2500
01/01/2010 to 12/31/2010        10.428495         11.888337       14,568,943.4534
01/01/2011 to 12/31/2011        11.888337         11.280553       13,717,285.7434
01/01/2012 to 12/31/2012        11.280553         12.884423       12,456,807.1299
01/01/2013 to 12/31/2013        12.884423         16.013844       12,676,191.6422
01/01/2014 to 04/25/2014        16.013844         15.954170                0.0000
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.998575          7.038489         417,605.7008
01/01/2009 to 12/31/2009         7.038489          8.931219       1,251,328.9000
01/01/2010 to 12/31/2010         8.931219          9.701527       1,364,370.0984
01/01/2011 to 12/31/2011         9.701527          9.407894       1,357,682.8017
01/01/2012 to 12/31/2012         9.407894         10.783002       1,296,829.1911
01/01/2013 to 04/26/2013        10.783002         11.612168               0.0000
--------------------------      ---------         ---------       --------------

MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2006 to 12/31/2006        41.310730         45.644853         128,873.5002
01/01/2007 to 12/31/2007        45.644853         46.907209         131,177.4256
01/01/2008 to 12/31/2008        46.907209         35.952599         122,762.3213
01/01/2009 to 12/31/2009        35.952599         41.983902         123,914.6900
01/01/2010 to 12/31/2010        41.983902         45.502285         133,180.9153
01/01/2011 to 12/31/2011        45.502285         45.885492         121,812.8118
01/01/2012 to 12/31/2012        45.885492         50.411416         109,698.1156
01/01/2013 to 12/31/2013        50.411416         59.065284          96,161.8251
01/01/2014 to 12/31/2014        59.065284         63.178641          85,528.7846
01/01/2015 to 12/31/2015        63.178641         62.113449          75,666.2664
--------------------------      ---------         ---------       --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        16.139546         11.263068           3,172.7078
01/01/2009 to 12/31/2009        11.263068         13.406135          29,054.9700
01/01/2010 to 12/31/2010        13.406135         14.712416         111,827.3428
01/01/2011 to 12/31/2011        14.712416         14.615581         136,323.9431
01/01/2012 to 12/31/2012        14.615581         16.779960         136,060.3641
01/01/2013 to 12/31/2013        16.779960         22.424400         488,142.6052
01/01/2014 to 12/31/2014        22.424400         24.472630         449,829.2883
01/01/2015 to 12/31/2015        24.472630         24.068496         412,863.3288
--------------------------      ---------         ---------       --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.998575          6.604697          70,591.0452
01/01/2009 to 12/31/2009         6.604697          8.141697         370,610.8500
01/01/2010 to 12/31/2010         8.141697          8.922471         652,603.8249
01/01/2011 to 12/31/2011         8.922471          8.759302         764,814.1768
01/01/2012 to 12/31/2012         8.759302          9.848736         698,590.2703
01/01/2013 to 04/26/2013         9.848736         10.791833               0.0000
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        20.331335         25.406323          93,561.1088
01/01/2014 to 12/31/2014        25.406323         25.002832          81,110.6111
01/01/2015 to 12/31/2015        25.002832         24.773678          70,172.8203
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2006 to 12/31/2006        16.060762         18.171642          28,486.8134
01/01/2007 to 04/27/2007        18.171642         19.761608               0.0000
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT PIONEER MID-
 CAP VALUE SUB-ACCOUNT (CLASS A))

05/01/2006 to 12/31/2006        11.410889         12.093953             906.7515
01/01/2007 to 04/27/2007        12.093953         13.363463               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

04/30/2007 to 12/31/2007        17.746898         15.756529         131,278.2056
01/01/2008 to 12/31/2008        15.756529          9.595726         153,906.5093
01/01/2009 to 12/31/2009         9.595726         12.953774         152,000.2600
01/01/2010 to 12/31/2010        12.953774         15.709433         142,323.9004
01/01/2011 to 12/31/2011        15.709433         14.688795         126,179.1685
01/01/2012 to 12/31/2012        14.688795         15.264435         122,573.7035
01/01/2013 to 04/26/2013        15.264435         16.556111               0.0000
--------------------------      ---------         ---------         ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010        15.934533         18.854763          23,302.8975
01/01/2011 to 12/31/2011        18.854763         15.508279          35,580.0950
01/01/2012 to 12/31/2012        15.508279         15.701587          38,479.6942
01/01/2013 to 12/31/2013        15.701587         17.165667          20,598.5399
01/01/2014 to 12/31/2014        17.165667         13.754473          24,458.8435
01/01/2015 to 12/31/2015        13.754473          9.129253          21,169.1613
--------------------------      ---------         ---------         ------------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)

01/01/2006 to 12/31/2006        12.974739         14.652624       1,684,434.1394
01/01/2007 to 12/31/2007        14.652624         15.103332       1,289,026.3185
01/01/2008 to 12/31/2008        15.103332          9.025430       1,272,192.9266
01/01/2009 to 12/31/2009         9.025430         11.744348       1,345,709.7400
01/01/2010 to 12/31/2010        11.744348         12.962618       1,563,307.0915
01/01/2011 to 12/31/2011        12.962618         12.260793       1,170,765.0988
01/01/2012 to 12/31/2012        12.260793         13.638720       1,063,171.7343
01/01/2013 to 12/31/2013        13.638720         17.976382       1,008,459.8663
01/01/2014 to 12/31/2014        17.976382         19.597857         869,054.2894
01/01/2015 to 12/31/2015        19.597857         19.783193         673,372.0791
--------------------------      ---------         ---------       --------------

PUTNAM VARIABLE TRUST

PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)

01/01/2006 to 12/31/2006        13.831712         16.226421         191,567.9772
01/01/2007 to 12/31/2007        16.226421         16.526295         194,003.6416
01/01/2008 to 12/31/2008        16.526295         11.232259         168,819.5194
01/01/2009 to 12/31/2009        11.232259         14.130637         139,289.2600
01/01/2010 to 12/31/2010        14.130637         15.706597         125,500.4311
01/01/2011 to 12/31/2011        15.706597         15.802055         106,421.4068
01/01/2012 to 12/31/2012        15.802055         18.607861          87,978.6670
01/01/2013 to 12/31/2013        18.607861         24.321573          72,563.4445
01/01/2014 to 12/31/2014        24.321573         27.046904          61,102.9386
01/01/2015 to 12/31/2015        27.046904         25.885223          54,461.8799

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (formerly Templeton Foreign Securities Fund) (closed effective May 1, 2004); (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1,
2003) and, for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Growth and Income Portfolio); (d) Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio and previously Julius Baer International Stock Portfolio, FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and (e) Putnam Variable Trust (Class IB): Putnam VT Equity Income Fund (closed effective April 28, 2008); (e) Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A) (formerly WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the following Investment Portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Metropolitan Series Fund:
T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Metropolitan Series Fund: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B); and (b) for contracts issued prior to May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance
Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of November 22, 2004, the following Investment Portfolios were merged: Met Investors Series Trust: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio; and Met Investors Series Trust: J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, the following portfolios were merged: Metropolitan Series Fund: Met/Putnam Voyager Portfolio merged into Metropolitan Series Fund:
Jennison Growth Portfolio; and Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund: BlackRock Money Market Portfolio.


Effective as of May 1, 2006, Metropolitan Series Fund: MFS(R) Investors Trust Series (closed effective May 1, 2003) merged into Met Investors Series Trust:
Legg Mason Value Equity Portfolio (Class B).


Effective as of April 30, 2007, the following Investment Portfolios were merged: (a) approximately 65% of Met Investors

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Series Trust: Lord Abbett America's Value Portfolio (Class B) of merged into Met Investors Series Trust: Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) merged into Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B); (b) Met Investors Series Trust: Pioneer Mid-Cap Value Portfolio (Class A) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B); and (c) Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust:
Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Metropolitan Series Fund: BlackRock Legacy Large Cap Growth Portfolio (Class
A).


Effective as of May 4, 2009, Metropolitan Series Fund: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class A).


Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28,
2008) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS(R) Value Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B); and


o Metropolitan Series Fund: Oppenheimer Global Equity Portfolio (Class B) merged into Met Investors Series Trust: Met/

  Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


Effective as of April 28, 2014:



o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and



o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

     Asset Allocation 80 Portfolio (Class B)



Effective as of May 1, 2016:


o Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Met Investors Series Trust: Pioneer Fund Portfolio (Class A) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A); and


o Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class A) merged into Metropolitan Series Fund: Western

     Asset Management Strategic Bond Opportunities Portfolio (Class A).

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Seeks long-term growth of capital.
 American Funds Global Small Capital-         Seeks long-term growth of capital.
 ization Fund
 American Funds Growth Fund                   Seeks growth of capital.
 MET INVESTORS SERIES TRUST (CLASS B)

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
                                              income.
 Allianz Global Investors Dynamic             Seeks total return.
 Multi-Asset Plus Portfolio
 AQR Global Risk Balanced Portfolio           Seeks total return.
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio                                    income.
 BlackRock High Yield Portfolio               Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
                                              estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 Invesco Comstock Portfolio                   Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio              Seeks high total return by investing in equity
                                              securities of mid-sized companies.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio                                    income.
 JPMorgan Small Cap Value Portfolio           Seeks long-term capital growth.
 Met/Aberdeen Emerging Markets Equity         Seeks capital appreciation.
 Portfolio (formerly MFS(R) Emerging
 Markets Equity Portfolio)
 Met/Franklin Low Duration Total Return       Seeks a high level of current income, while
 Portfolio                                    seeking preservation of shareholders' capital.
 Met/Templeton International Bond             Seeks current income with capital
 Portfolio#                                   appreciation and growth of income.
 Met/Wellington Large Cap Research            Seeks long-term capital appreciation.
 Portfolio (formerly WMC Large Cap
 Research Portfolio)
 MetLife Asset Allocation 100 Portfolio       Seeks growth of capital.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Capital Research and Management
                                              Company
 American Funds Global Small Capital-         Capital Research and Management
 ization Fund                                 Company
 American Funds Growth Fund                   Capital Research and Management
                                              Company
 MET INVESTORS SERIES TRUST (CLASS B)

 AB Global Dynamic Allocation Portfolio       MetLife Advisers, LLC
                                              Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic             MetLife Advisers, LLC
 Multi-Asset Plus Portfolio                   Subadviser: Allianz Global Investors
                                              U.S. LLC
 AQR Global Risk Balanced Portfolio           MetLife Advisers, LLC
                                              Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         MetLife Advisers, LLC
 Portfolio                                    Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio               MetLife Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Clarion Global Real Estate Portfolio         MetLife Advisers, LLC
                                              Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      MetLife Advisers, LLC
                                              Subadviser: ClearBridge Investments, LLC
 Invesco Balanced-Risk Allocation Portfolio   MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio                   MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio              MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation            MetLife Advisers, LLC
 Portfolio                                    Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Small Cap Value Portfolio           MetLife Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Met/Aberdeen Emerging Markets Equity         MetLife Advisers, LLC
 Portfolio (formerly MFS(R) Emerging          Subadviser: Aberdeen Asset Managers
 Markets Equity Portfolio)                    Limited
 Met/Franklin Low Duration Total Return       MetLife Advisers, LLC
 Portfolio                                    Subadviser: Franklin Advisers, Inc.
 Met/Templeton International Bond             MetLife Advisers, LLC
 Portfolio#                                   Subadviser: Franklin Advisers, Inc.
 Met/Wellington Large Cap Research            MetLife Advisers, LLC
 Portfolio (formerly WMC Large Cap            Subadviser: Wellington Management
 Research Portfolio)                          Company LLP
 MetLife Asset Allocation 100 Portfolio       MetLife Advisers, LLC

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 MetLife Balanced Plus Portfolio            Seeks a balance between a high level of
                                            current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 MetLife Multi-Index Targeted Risk          Seeks a balance between growth of capital
 Portfolio                                  and current income, with a greater emphasis
                                            on growth of capital.
 MFS(R) Research International Portfolio    Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth              Seeks capital appreciation.
 Portfolio
 Oppenheimer Global Equity Portfolio        Seeks capital appreciation.
 PanAgora Global Diversified Risk           Seeks total return.
 Portfolio
 PIMCO Inflation Protected Bond Portfolio   Seeks maximum real return, consistent with
                                            preservation of capital and prudent
                                            investment management.
 PIMCO Total Return Portfolio               Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 Pyramis(R) Government Income Portfolio     Seeks a high level of current income,
                                            consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio          Seeks total return.
 Schroders Global Multi-Asset Portfolio     Seeks capital appreciation and current
                                            income.
 SSGA Growth and Income ETF Portfolio       Seeks growth of capital and income.
 SSGA Growth ETF Portfolio                  Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
                                            investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 METROPOLITAN SERIES FUND

 Barclays Aggregate Bond Index Portfolio    Seeks to track the performance of the
 (Class G)                                  Barclays U.S. Aggregate Bond Index.
 BlackRock Bond Income Portfolio            Seeks a competitive total return primarily
 (Class B)                                  from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio   Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio (Class B) (formerly BlackRock    consistent with preservation of capital.
 Money Market Portfolio)
 Jennison Growth Portfolio (Class B)        Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth             Seeks long-term capital growth.
 Portfolio (Class B)
 Met/Dimensional International Small        Seeks long-term capital appreciation.
 Company Portfolio (Class B)
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio (Class E)          over time and, secondarily, long-term capital
                                            appreciation and current income.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 MetLife Balanced Plus Portfolio            MetLife Advisers, LLC
                                            Subadviser: Overlay Portion:
                                            Pacific Investment Management Company
                                            LLC
 MetLife Multi-Index Targeted Risk          MetLife Advisers, LLC
 Portfolio                                  Subadviser: Overlay Portion:
                                            MetLife Investment Advisors, LLC
 MFS(R) Research International Portfolio    MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Morgan Stanley Mid Cap Growth              MetLife Advisers, LLC
 Portfolio                                  Subadviser: Morgan Stanley Investment
                                            Management Inc.
 Oppenheimer Global Equity Portfolio        MetLife Advisers, LLC
                                            Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk           MetLife Advisers, LLC
 Portfolio                                  Subadviser: PanAgora Asset Management,
                                            Inc.
 PIMCO Inflation Protected Bond Portfolio   MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 PIMCO Total Return Portfolio               MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 Pyramis(R) Government Income Portfolio     MetLife Advisers, LLC
                                            Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio          MetLife Advisers, LLC
                                            Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio     MetLife Advisers, LLC
                                            Subadvisers: Schroder Investment
                                            Management North America Inc.;
                                            Schroder Investment Management North
                                            America Limited
 SSGA Growth and Income ETF Portfolio       MetLife Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio                  MetLife Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio    MetLife Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 Barclays Aggregate Bond Index Portfolio    MetLife Advisers, LLC
 (Class G)                                  Subadviser: MetLife Investment Advisors,
                                            LLC
 BlackRock Bond Income Portfolio            MetLife Advisers, LLC
 (Class B)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio   MetLife Advisers, LLC
 (Class A)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            MetLife Advisers, LLC
 Portfolio (Class B) (formerly BlackRock    Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 Jennison Growth Portfolio (Class B)        MetLife Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth             MetLife Advisers, LLC
 Portfolio (Class B)                        Subadviser: Loomis, Sayles & Company, L.P.
 Met/Dimensional International Small        MetLife Advisers, LLC
 Company Portfolio (Class B)                Subadviser: Dimensional Fund Advisors LP
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio (Class E)          Subadviser: Wellington Management
                                            Company LLP

           INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------ -------------------------------------------------
 MetLife Asset Allocation 20 Portfolio     Seeks a high level of current income, with
 (Class B)                                 growth of capital as a secondary objective.
 MetLife Asset Allocation 40 Portfolio     Seeks high total return in the form of income
 (Class B)                                 and growth of capital, with a greater
                                           emphasis on income.
 MetLife Asset Allocation 60 Portfolio     Seeks a balance between a high level of
 (Class B)                                 current income and growth of capital, with a
                                           greater emphasis on growth of capital.
 MetLife Asset Allocation 80 Portfolio     Seeks growth of capital.
 (Class B)
 MFS(R) Total Return Portfolio (Class B)   Seeks a favorable total return through
                                           investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class B)          Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio        Seeks high total return, consisting principally
 (Class B)                                 of capital appreciation.
 Van Eck Global Natural Resources          Seeks long-term capital appreciation with
 Portfolio (Class B)#                      income as a secondary consideration.
 Western Asset Management Strategic Bond   Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)         with preservation of capital.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 MetLife Asset Allocation 20 Portfolio     MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 40 Portfolio     MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 60 Portfolio     MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 80 Portfolio     MetLife Advisers, LLC
 (Class B)
 MFS(R) Total Return Portfolio (Class B)   MetLife Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 MFS(R) Value Portfolio (Class B)          MetLife Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 Neuberger Berman Genesis Portfolio        MetLife Advisers, LLC
 (Class B)                                 Subadviser: Neuberger Berman Investment
                                           Advisers LLC
 Van Eck Global Natural Resources          MetLife Advisers, LLC
 Portfolio (Class B)#                      Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond   MetLife Advisers, LLC
 Opportunities Portfolio (Class B)         Subadviser: Western Asset Management
                                           Company


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other


Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.")

                      This page intentionally left blank.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

DESCRIPTION OF GMIB

The Guaranteed Minimum Income Benefit (GMIB) rider was only offered under the contracts prior to July 1, 2002. If you elected the GMIB under your contract, you may not terminate it. You may exercise the GMIB after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.


INCOME BASE. The Income Base is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. The "Highest Anniversary Value" is increased by additional Purchase Payments and will be reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the Account Value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


      (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:


           (1) The withdrawal adjustment for each partial withdrawal in a Contract Year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


           (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.


THE INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND CHARGES FOR THE GMIB RIDER.


OWNERSHIP. While the GMIB rider is in effect, the Owner (or Joint Owners) and Annuitant (or joint Annuitants) must be the same. If a non-natural person owns the contract, then the Annuitant will be deemed to be the Owner in determining the Income Base and GMIB payments. If Joint Owners are named, the age of the older Owner will be used to determine the Income Base.


EXERCISING THE GMIB RIDER. When you elect to receive Annuity Payments under the GMIB, you have your choice of two fixed Annuity Options:


o A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or


o A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")


TERMINATING THE GMIB RIDER. The GMIB rider will terminate upon the earliest of:


o The date you elect to receive Annuity Payments either under the GMIB rider or the contract;


o The 30th day following the contract anniversary immediately after your 85th birthday;


o  The date you make a complete withdrawal of your Account Value;

     o Death of the Owner or death of the Annuitant if a non-natural person owns the contract; or


o  Change of the Owner, for any reason, unless we otherwise agree.


MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death
Benefit -- General Death Benefit Provisions.") In such event the GMIB rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB rider.


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider continues as described above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate because it is the 30th day following the contract anniversary immediately after the spouse's 85th birthday;


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary immediately after his or her 85th birthday, even though the 10-year waiting period has not elapsed.


When the GMIB rider terminates, the corresponding GMIB rider charge terminates.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB rider are restricted as described in "Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."

APPENDIX E

LIFETIME INCOME SOLUTION EXAMPLES

The purpose of these examples is to illustrate the operation of the Lifetime Income Solution. (These examples use the annual increase rate for the LIS Plus II rider, 5%. If a contract was issued with certain versions of the LIS Plus I rider, the annual increase rate is 6% instead of 5%. See "Living
Benefits -- Guaranteed Income Benefits.") Example (7) shows how required minimum distributions affect the Income Base when the LIS Plus II is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the LIS Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the LIS Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500;
        $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the LIS Plus II payment and the charge for the benefit.


[GRAPHIC APPEARS HERE]






  (In contrast to the LIS Plus II rider, for the LIS rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)


(3) The Highest Anniversary Value (HAV)


  Example
  -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the LIS Plus II rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the LIS Plus II payment and the charge for the benefit.


[GRAPHIC APPEARS HERE]






(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the LIS Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $611; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $717.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the LIS Plus II payment and the charge for the benefit.


  Graphic Example
  ---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the LIS Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (In contrast to the LIS Plus II, the LIS may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)


[GRAPHIC APPEARS HERE]






  With the LIS Plus II, the Income Base is applied to special, conservative LIS
        Plus II annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the LIS Plus II, you will have paid for the LIS Plus II although it was never used.

[GRAPHIC APPEARS HERE]






(5)   The Guaranteed Principal Option -- LIS Plus II


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The LIS Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


3) LIS Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.


[GRAPHIC APPEARS HERE]





  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step-Up: Automatic Annual Step-Up -- LIS Plus II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the first contract anniversary;


   (3) The LIS Plus II rider charge may be reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the second contract anniversary;


   (3) The LIS Plus II rider charge may be reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The LIS Plus II rider charge may reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the LIS Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The LIS Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]





(7) Required Minimum Distribution Examples -- LIS Plus II


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the LIS Plus II rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the

         Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (b) is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


   If the contract Owner enrolls in the Automated Required Minimum Distribution
        Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August
        2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
        $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
        Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


   If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 =
        $101,200.


   If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 =
        $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


   Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000
        - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).

  No Withdrawals
  --------------


  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

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APPENDIX F

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B, and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through H are for the GWB I rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000






     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee -- Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068





C. Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





D. How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the

Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.


F. How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.


G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


H. Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000





     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

                      This page intentionally left blank.

APPENDIX G

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2015              $100,000
   B    Account Value                                  9/1/2016              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2016           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2017              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2017              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2017              $  9,000
   G    Percentage Reduction in Account                9/2/2017                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2017              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2017           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2017              $ 90,000
                                                                             (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2015              $100,000
   B    Account Value                                       9/1/2016              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2016           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2017              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2017              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2017              $  9,000
   G    Percentage Reduction in Account                     9/2/2017                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2017              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2017           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2017              $ 93,600
                                                                                  (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2015             $100,000
    B    Account Value                           9/1/2016 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2016             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2016             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2016          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2017 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2017             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2017          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2017             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2017             $  9,000
    G    Percentage Reduction in Account                 9/2/2017                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2017             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2017          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2017          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2017             $ 99,238
                                                                              (= greatest of H, I1 and I2)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit. Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 =
    $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.

(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.


(7) Required Minimum Distribution Examples -- Enhanced Death Benefit II


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:

     (a) 5%; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


 (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


 (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                    ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


 (2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                       ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (1) is equal to $7,200 divided by $100,000, or 7.2%.


     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------


If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------


If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------


Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


     (iv) No Withdrawals
          --------------


If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                         METLIFE INSURANCE COMPANY USA


                         CLASS VA, CLASS AA AND CLASS B


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES DATED MAY 1, 2016, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS THAT ARE DESCRIBED HEREIN.


THE PROSPECTUSES CONCISELY SET FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2016.


SAI-0516MOVAAAB
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    3
  CUSTODIAN................................................    3
  DISTRIBUTION.............................................    3
  Reduction or Elimination of the Withdrawal Charge........    5
  CALCULATION OF PERFORMANCE INFORMATION...................    5
  Total Return.............................................    5
  Historical Unit Values...................................    6
  Reporting Agencies.......................................    6
  ANNUITY PROVISIONS.......................................    7
  Variable Annuity.........................................    7
  Fixed Annuity............................................    8
  Mortality and Expense Guarantee..........................    8
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    8
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    8
  CONDENSED FINANCIAL INFORMATION..........................   12
  Class VA.................................................   12
  Class AA.................................................  108
  Class B..................................................  216
  FINANCIAL STATEMENTS.....................................  311

COMPANY


MetLife Insurance Company USA ("MetLife USA" or "the Company") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Effective following the close of business on November 14, 2014, MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife USA changed its domicile from Connecticut to the state of Delaware. As a result of the merger, MetLife USA assumed legal ownership of all of the assets of these companies, including MetLife Investors Variable Annuity Account One and the assets held in the separate account. MetLife USA is now responsible for administering the contracts and paying any benefits due under the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


CUSTODIAN

MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


Currently the contract is not available for new sales.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                                             Aggregate Amount of
                                             Commissions Retained
                   Aggregate Amount of       by Distributor After
                   Commissions Paid to       Payments to Selling
 Fiscal year           Distributor                  Firms
-------------     ---------------------     ---------------------
  2015            $568,720,128              $0
  2014            $ 41,143,098              $0
  2013            $ 40,534,587              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2015 ranged from $0 to $13,121,737.* The amount of commissions paid to selected selling firms during 2015 ranged from $15,830 to $44,908,923. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2015 ranged from $15,830 to $58,030,660.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company and Metropolitan Life Insurance Company.

The following list sets forth the names of selling firms that received additional compensation in 2015 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


AIG Advisory Group, Inc.
Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.

Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC

Cetera Advisors LLC
Cetera Financial Group
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investment, Inc.

Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
Essex National Securities, Inc.
First Allied Securities, Inc.
Founders Financial Securities, LLC

FSC Securities Corporation
Girard Securities, Inc.

H. D. Vest Investment Services, Inc.

Invest Financial Corp.

Investacorp, Inc.

Investment Centers of America, Inc.
Investment Professionals, Inc.
J.P. Turner & Company, L.L.C.

Janney Montgomery Scott, LLC

Key Investment Services LLC
Legend Equities Corporation

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning, LLC.

LPL Financial LLC
Merrill Lynch, Inc.
Morgan Stanley Smith Barney, LLC
National Planning Corporation

National Planning Holdings
Navy Federal Brokerage Services, LLC

NEXT Financial Group

NFP Securities, Inc.
Parkland Securities, LLC

PFS Investments Inc.

Planning Corporation of America

ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.

RBC Wealth Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.

Santander Securities, LLC.

Securities America, Inc.
Sigma Financial Corporation

Signator Financial Services, Inc.
Signator Investors, Inc.
SII Investments, Inc.
Sorrento Pacific Financial, LLC

Stifel, Nicolaus & Company, Incorporated

Summit Brokerage Services, Inc.

TFS Securities, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
UVEST Financial Services Group Inc.

ValMark Securities, Inc.

Voya Financial Advisors, Inc.
Voya Financial Partners, LLC
VSR Financial Services, Inc.
Wells Fargo Advisors, LLC
Wells Fargo Advisors Financial Network, LLC
Wescom Financial Services, LLC
Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced

Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition,

VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% INVESTMENT TAX

The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:


 Capital Gains       Dividends       Other
---------------     -----------     ------
     23.8%            43.4%         43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.


QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA
Established by an individual, or employer as part of an employer plan.

SIMPLE
Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP
Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS
A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)
If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000


Dollar limits are for 2016 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $53,000 or 25% of an employee's compensation for 2016.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated

Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2015. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.


CLASS VA




                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.219284          10.568199          9,872.4945
01/01/2013 to 12/31/2013         10.568199          11.582847         19,659.1276
01/01/2014 to 12/31/2014         11.582847          12.261112         15,462.5411
01/01/2015 to 12/31/2015         12.261112          12.160685         14,536.0810
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996850           1.040408              0.0000
01/01/2015 to 12/31/2015          1.040408           1.015852              0.0000
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008465           7.011667        109,776.8648
01/01/2009 to 12/31/2009          7.011667           8.941853        365,651.4700
01/01/2010 to 12/31/2010          8.941853           9.889880        514,685.6801
01/01/2011 to 12/31/2011          9.889880           9.545193        570,881.0633
01/01/2012 to 12/31/2012          9.545193          10.685140        553,826.7001
01/01/2013 to 12/31/2013         10.685140          12.489271        462,215.0924
01/01/2014 to 12/31/2014         12.489271          13.060633        503,087.9344
01/01/2015 to 12/31/2015         13.060633          12.788193        488,052.8475
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998466           6.359814         86,154.4539
01/01/2009 to 12/31/2009          6.359814           8.406163        324,996.1000
01/01/2010 to 12/31/2010          8.406163           9.407014        406,660.5433
01/01/2011 to 12/31/2011          9.407014           8.837455        386,230.4869
01/01/2012 to 12/31/2012          8.837455          10.122028        417,351.8192
01/01/2013 to 12/31/2013         10.122028          12.487463        301,881.4066
01/01/2014 to 12/31/2014         12.487463          13.100436        276,165.2396
01/01/2015 to 12/31/2015         13.100436          12.820674        267,650.2691
--------------------------       ---------          ---------        ------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988466           5.759683          6,724.7554
01/01/2009 to 12/31/2009          5.759683           7.888359         32,550.8800
01/01/2010 to 12/31/2010          7.888359           9.204295         47,993.9420
01/01/2011 to 12/31/2011          9.204295           8.658934         31,246.2468
01/01/2012 to 12/31/2012          8.658934          10.024592         30,241.9107
01/01/2013 to 12/31/2013         10.024592          12.829618         30,509.1342
01/01/2014 to 12/31/2014         12.829618          13.686586         29,701.6402
01/01/2015 to 12/31/2015         13.686586          14.372409         31,539.0517
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018465           7.685380         78,370.5567
01/01/2009 to 12/31/2009          7.685380           9.351642        125,985.2400
01/01/2010 to 12/31/2010          9.351642          10.135248        195,172.1714
01/01/2011 to 12/31/2011         10.135248          10.013751        172,156.6061
01/01/2012 to 12/31/2012         10.013751          10.944060        195,774.4650
01/01/2013 to 12/31/2013         10.944060          12.251046        157,082.3929
01/01/2014 to 12/31/2014         12.251046          12.816991        193,689.1529
01/01/2015 to 12/31/2015         12.816991          12.547047        259,639.3694
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.153421          11.560958         78,687.2378
01/01/2013 to 12/31/2013         11.560958          11.013615         64,229.5813
01/01/2014 to 12/31/2014         11.013615          11.294663         54,908.8288
01/01/2015 to 12/31/2015         11.294663          10.071399         80,579.4510
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.974236          10.297225         65,814.7992
01/01/2013 to 12/31/2013         10.297225          11.200807         84,971.8824
01/01/2014 to 12/31/2014         11.200807          11.698501         83,056.3491
01/01/2015 to 12/31/2015         11.698501          11.523323         71,338.4715
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.813285          12.577648            699.9205
01/01/2009 to 12/31/2009         12.577648          18.188601          5,115.8100
01/01/2010 to 12/31/2010         18.188601          20.764713          5,191.6772
01/01/2011 to 12/31/2011         20.764713          20.956683         11,424.5807
01/01/2012 to 12/31/2012         20.956683          24.082343         14,688.6481
01/01/2013 to 12/31/2013         24.082343          25.963982         22,954.9073
01/01/2014 to 12/31/2014         25.963982          26.446703         21,964.1523
01/01/2015 to 12/31/2015         26.446703          25.023573         21,442.2809
--------------------------       ---------          ---------        ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          14.337160          19.451786       1,361,142.4992
01/01/2007 to 12/31/2007          19.451786          16.301648         962,662.9505
01/01/2008 to 12/31/2008          16.301648           9.375546         898,902.5035
01/01/2009 to 12/31/2009           9.375546          12.456502         850,762.0600
01/01/2010 to 12/31/2010          12.456502          14.261852         725,773.5792
01/01/2011 to 12/31/2011          14.261852          13.278301         627,471.1486
01/01/2012 to 12/31/2012          13.278301          16.495575         566,014.5596
01/01/2013 to 12/31/2013          16.495575          16.842986         516,133.9085
01/01/2014 to 12/31/2014          16.842986          18.812389         476,973.5960
01/01/2015 to 12/31/2015          18.812389          18.290851         430,967.1818
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006           8.039394           7.790114       4,535,165.1771
01/01/2007 to 12/31/2007           7.790114           7.855354       3,569,204.5839
01/01/2008 to 12/31/2008           7.855354           4.720908       3,194,091.4869
01/01/2009 to 12/31/2009           4.720908           6.189734       2,925,895.0400
01/01/2010 to 12/31/2010           6.189734           7.555612       2,519,223.1312
01/01/2011 to 12/31/2011           7.555612           7.692749       3,247,343.5164
01/01/2012 to 12/31/2012           7.692749           8.989117       2,874,047.2420
01/01/2013 to 12/31/2013           8.989117          12.906402       2,340,718.2792
01/01/2014 to 12/31/2014          12.906402          15.131470       2,154,270.2554
01/01/2015 to 12/31/2015          15.131470          14.318818       1,936,931.5390
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-
 ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         151.198798         155.491489               0.0000
01/01/2011 to 12/31/2011         155.491489         141.764919               0.0000
01/01/2012 to 12/31/2012         141.764919         171.257403              28.3625
01/01/2013 to 12/31/2013         171.257403         217.489397              28.1595
01/01/2014 to 04/25/2014         217.489397         226.473177               0.0000
--------------------------       ----------         ----------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006          10.625522          11.167932       2,202,980.2348
01/01/2007 to 12/31/2007          11.167932          10.361388       1,673,293.9561
01/01/2008 to 12/31/2008          10.361388           4.636803       1,882,751.0198
01/01/2009 to 12/31/2009           4.636803           6.308458       1,900,175.9400
01/01/2010 to 12/31/2010           6.308458           6.677074       1,705,574.4558
01/01/2011 to 04/29/2011           6.677074           7.099800               0.0000
--------------------------       ----------         ----------       --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         13.285850          15.157506           52,152.0936
01/01/2007 to 12/31/2007         15.157506          15.408438           39,968.1001
01/01/2008 to 12/31/2008         15.408438           9.712362           32,345.9546
01/01/2009 to 12/31/2009          9.712362          12.671078           26,852.9200
01/01/2010 to 12/31/2010         12.671078          15.522834           23,568.6371
01/01/2011 to 12/31/2011         15.522834          14.344111           20,780.9140
01/01/2012 to 12/31/2012         14.344111          16.706235           20,509.5775
01/01/2013 to 12/31/2013         16.706235          21.852881           17,142.4750
01/01/2014 to 12/31/2014         21.852881          24.399781           14,719.6741
01/01/2015 to 12/31/2015         24.399781          21.866545           14,256.8376
--------------------------       ---------          ---------           -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         15.738453          19.997636          207,240.0193
01/01/2007 to 12/31/2007         19.997636          19.497553          151,971.3724
01/01/2008 to 12/31/2008         19.497553          11.365303          136,861.5043
01/01/2009 to 12/31/2009         11.365303          17.378314          114,273.2400
01/01/2010 to 12/31/2010         17.378314          19.950688          100,704.2470
01/01/2011 to 12/31/2011         19.950688          16.869197           88,717.7682
01/01/2012 to 12/31/2012         16.869197          21.499286           78,540.5291
01/01/2013 to 12/31/2013         21.499286          27.664415           66,076.5112
01/01/2014 to 12/31/2014         27.664415          25.700308           64,152.9512
01/01/2015 to 12/31/2015         25.700308          24.196994           61,824.2250
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010713           1.047990          861,995.8827
01/01/2013 to 12/31/2013          1.047990           1.052652        1,479,332.1236
01/01/2014 to 12/31/2014          1.052652           1.095947        1,111,795.1038
01/01/2015 to 12/31/2015          1.095947           1.035267        1,017,535.9507
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.475896          11.989012          861,814.3818
01/01/2007 to 12/31/2007         11.989012          11.526833          562,462.6008
01/01/2008 to 12/31/2008         11.526833           7.284283          479,137.1863
01/01/2009 to 12/31/2009          7.284283           9.091671          470,628.1100
01/01/2010 to 12/31/2010          9.091671          10.297003          429,712.7986
01/01/2011 to 12/31/2011         10.297003          10.003552          372,244.5892
01/01/2012 to 12/31/2012         10.003552          11.682023          331,441.2073
01/01/2013 to 12/31/2013         11.682023          15.596276          312,727.9147
01/01/2014 to 12/31/2014         15.596276          16.811629          289,063.5138
01/01/2015 to 12/31/2015         16.811629          15.588040          270,307.7552
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         25.410560          16.742026        1,991,599.9433
01/01/2009 to 12/31/2009         16.742026          20.889916        1,789,583.2400
01/01/2010 to 12/31/2010         20.889916          25.858287        1,544,524.0034
01/01/2011 to 12/31/2011         25.858287          24.556513        1,324,837.8687
01/01/2012 to 12/31/2012         24.556513          27.772107        1,184,827.2736
01/01/2013 to 12/31/2013         27.772107          35.685485        1,010,159.8372
01/01/2014 to 12/31/2014         35.685485          38.582772          890,433.1187
01/01/2015 to 12/31/2015         38.582772          34.629296          797,379.7505
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         13.000440          14.638413        1,486,644.8875
01/01/2007 to 12/31/2007         14.638413          16.031837        1,056,076.1624
01/01/2008 to 12/31/2008         16.031837           9.685902          952,948.0137
01/01/2009 to 12/31/2009          9.685902          12.781463          878,594.9100
01/01/2010 to 12/31/2010         12.781463          15.903943          759,858.0978
01/01/2011 to 12/31/2011         15.903943          15.513737          627,042.4898
01/01/2012 to 12/31/2012         15.513737          18.085742          546,323.4669
01/01/2013 to 12/31/2013         18.085742          24.999529          462,742.8333
01/01/2014 to 12/31/2014         24.999529          26.602162          404,900.3018
01/01/2015 to 12/31/2015         26.602162          25.783820          361,360.2311
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.233089          10.685407            2,393.9808
01/01/2014 to 12/31/2014         10.685407          11.073389            4,259.6424
01/01/2015 to 12/31/2015         11.073389          10.972178            7,107.6854
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND
 BEFORE THAT AMERICAN FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038464           8.952370            1,463.5345
01/01/2009 to 12/31/2009          8.952370           9.898027            1,457.3300
01/01/2010 to 12/31/2010          9.898027          10.355895            1,451.5746
01/01/2011 to 12/31/2011         10.355895          10.803464            1,445.9956
01/01/2012 to 12/31/2012         10.803464          11.176171            3,164.2089
01/01/2013 to 04/26/2013         11.176171          11.147420                0.0000
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012767           1.050036           46,916.3142
01/01/2013 to 12/31/2013          1.050036           1.149200          123,147.5952
01/01/2014 to 12/31/2014          1.149200           1.212274          147,803.8773
01/01/2015 to 12/31/2015          1.212274           1.206111          420,917.6996
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006          9.988849          10.339483                0.0000
01/01/2007 to 12/31/2007         10.339483          13.034716            6,056.4294
01/01/2008 to 12/31/2008         13.034716           7.806924            1,767.5427
01/01/2009 to 12/31/2009          7.806924          10.840694            5,079.0600
01/01/2010 to 12/31/2010         10.840694          13.043247            6,547.8048
01/01/2011 to 12/31/2011         13.043247          12.671555           12,446.7488
01/01/2012 to 12/31/2012         12.671555          14.610029           11,442.3086
01/01/2013 to 12/31/2013         14.610029          16.874573           11,080.2973
01/01/2014 to 12/31/2014         16.874573          17.216912           10,917.7878
01/01/2015 to 12/31/2015         17.216912          17.185990            9,853.2897
--------------------------       ---------          ---------           -----------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.191034          18.503458        2,724,436.6780
01/01/2007 to 12/31/2007         18.503458          19.439891        2,385,792.5670
01/01/2008 to 12/31/2008         19.439891          15.602834        1,972,521.5350
01/01/2009 to 12/31/2009         15.602834          21.043810        1,814,859.2100
01/01/2010 to 12/31/2010         21.043810          23.441889        1,584,525.2231
01/01/2011 to 12/31/2011         23.441889          24.147479        1,220,739.4138
01/01/2012 to 12/31/2012         24.147479          26.892804        1,094,792.7197
01/01/2013 to 12/31/2013         26.892804          28.634885          955,330.1494
01/01/2014 to 12/31/2014         28.634885          29.600344          851,587.4555
01/01/2015 to 12/31/2015         29.600344          28.554137          764,570.0995
--------------------------       ---------          ---------        --------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.998082          10.222713              925.8708
01/01/2011 to 12/31/2011         10.222713          10.283298            3,959.9290
01/01/2012 to 12/31/2012         10.283298          10.882908            8,679.1156
01/01/2013 to 12/31/2013         10.882908          11.143289            8,877.4823
01/01/2014 to 12/31/2014         11.143289          11.069251           10,302.7295
01/01/2015 to 12/31/2015         11.069251          10.824215           10,284.4937
--------------------------       ---------          ---------        --------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988083           9.767007           22,478.3298
01/01/2012 to 12/31/2012          9.767007          10.054067           37,926.1028
01/01/2013 to 12/31/2013         10.054067          10.029369           31,351.5397
01/01/2014 to 12/31/2014         10.029369           9.994549           48,996.3299
01/01/2015 to 12/31/2015          9.994549           9.794250           71,969.4221
--------------------------       ---------          ---------        --------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998466          10.897166                0.0000
01/01/2010 to 12/31/2010         10.897166          12.200953                0.0000
01/01/2011 to 12/31/2011         12.200953          11.991877                0.0000
01/01/2012 to 12/31/2012         11.991877          13.513736                0.0000
01/01/2013 to 12/31/2013         13.513736          13.464108                0.0000
01/01/2014 to 12/31/2014         13.464108          13.428355                0.0000
01/01/2015 to 12/31/2015         13.428355          12.690835                0.0000
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.637720          13.042619          384,247.6498
01/01/2007 to 12/31/2007         13.042619          13.231586          317,277.2361
01/01/2008 to 12/31/2008         13.231586           7.722094        3,840,682.0826
01/01/2009 to 12/31/2009          7.722094          10.100668        3,504,983.5700
01/01/2010 to 12/31/2010         10.100668          11.603880        3,319,453.8282
01/01/2011 to 12/31/2011         11.603880          10.781962        2,974,570.0289
01/01/2012 to 12/31/2012         10.781962          12.411214        2,863,186.0500
01/01/2013 to 12/31/2013         12.411214          15.849987        3,012,187.3011
01/01/2014 to 12/31/2014         15.849987          16.424966        2,359,252.8177
01/01/2015 to 12/31/2015         16.424966          15.871355        2,144,347.8966
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.001185          10.465180           29,368.5301
01/01/2013 to 12/31/2013         10.465180          11.801777          195,730.6705
01/01/2014 to 12/31/2014         11.801777          12.760543          214,957.1040
01/01/2015 to 12/31/2015         12.760543          12.068797          190,703.8577
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079734           1.129006           35,509.6706
01/01/2014 to 12/31/2014          1.129006           1.216413           76,593.6832
01/01/2015 to 12/31/2015          1.216413           1.184966          563,022.2692
--------------------------       ---------          ---------        --------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.308935          18.194563          431,706.3766
01/01/2007 to 12/31/2007         18.194563          17.398251          329,685.5289
01/01/2008 to 12/31/2008         17.398251          12.039391          293,653.6606
01/01/2009 to 12/31/2009         12.039391          15.012256          272,385.8900
01/01/2010 to 12/31/2010         15.012256          17.749214          253,220.4909
01/01/2011 to 12/31/2011         17.749214          15.930335          222,879.8891
01/01/2012 to 12/31/2012         15.930335          18.533118          190,630.6114
01/01/2013 to 12/31/2013         18.533118          24.205448          163,707.1051
01/01/2014 to 12/31/2014         24.205448          24.278381          151,636.5493
01/01/2015 to 12/31/2015         24.278381          22.646009          143,388.7357
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006          9.988849          10.478532           37,972.1461
01/01/2007 to 12/31/2007         10.478532          14.115716           36,878.6990
01/01/2008 to 12/31/2008         14.115716           6.189533        1,102,739.6876
01/01/2009 to 12/31/2009          6.189533          10.311678        1,018,045.0200
01/01/2010 to 12/31/2010         10.311678          12.573888          892,372.3645
01/01/2011 to 12/31/2011         12.573888          10.080204          807,068.1927
01/01/2012 to 12/31/2012         10.080204          11.817517          771,317.6702
01/01/2013 to 12/31/2013         11.817517          11.072761          751,255.9339
01/01/2014 to 12/31/2014         11.072761          10.206795          746,162.6117
01/01/2015 to 12/31/2015         10.206795           8.674616          746,443.0346
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.850864          16.047013        2,795,017.9181
01/01/2007 to 12/31/2007         16.047013          17.934775        2,133,704.5264
01/01/2008 to 12/31/2008         17.934775          10.197634        1,899,633.7142
01/01/2009 to 12/31/2009         10.197634          13.236719        1,720,344.5400
01/01/2010 to 12/31/2010         13.236719          14.548673        1,551,526.9124
01/01/2011 to 12/31/2011         14.548673          12.816060        1,361,315.7117
01/01/2012 to 12/31/2012         12.816060          14.755778        1,230,657.8745
01/01/2013 to 12/31/2013         14.755778          17.355494        1,085,369.2547
01/01/2014 to 12/31/2014         17.355494          15.924843        1,015,645.7276
01/01/2015 to 12/31/2015         15.924843          15.424892          981,709.0798
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999808           1.035588                0.0000
01/01/2015 to 12/31/2015          1.035588           0.965260                0.0000
--------------------------       ---------          ---------        --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.215657          11.102944          181,125.3837
01/01/2007 to 12/31/2007         11.102944          12.129906          157,140.9999
01/01/2008 to 12/31/2008         12.129906          11.136801          124,055.7089
01/01/2009 to 12/31/2009         11.136801          12.964097          136,722.3700
01/01/2010 to 12/31/2010         12.964097          13.776063          139,449.1644
01/01/2011 to 12/31/2011         13.776063          15.098543          122,946.6354
01/01/2012 to 12/31/2012         15.098543          16.247044          120,984.2065
01/01/2013 to 12/31/2013         16.247044          14.535178           98,564.5589
01/01/2014 to 12/31/2014         14.535178          14.747780           85,945.4712
01/01/2015 to 12/31/2015         14.747780          14.090470           84,798.5512
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.190831          12.564918        6,897,540.2797
01/01/2007 to 12/31/2007         12.564918          13.326509        4,996,074.1802
01/01/2008 to 12/31/2008         13.326509          13.194597        4,115,797.8116
01/01/2009 to 12/31/2009         13.194597          15.356937        3,882,929.9700
01/01/2010 to 12/31/2010         15.356937          16.380770        3,609,585.9066
01/01/2011 to 12/31/2011         16.380770          16.665641        3,158,874.8786
01/01/2012 to 12/31/2012         16.665641          17.956240        2,879,622.0633
01/01/2013 to 12/31/2013         17.956240          17.367454        2,575,386.1671
01/01/2014 to 12/31/2014         17.367454          17.843899        2,352,106.1902
01/01/2015 to 12/31/2015         17.843899          17.596714        2,091,422.7245
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         13.397802          16.425177          456,285.7700
01/01/2010 to 12/31/2010         16.425177          18.777287          410,268.6813
01/01/2011 to 12/31/2011         18.777287          17.614620          369,037.8415
01/01/2012 to 12/31/2012         17.614620          19.170865          341,233.2820
01/01/2013 to 12/31/2013         19.170865          25.088677          308,525.1183
01/01/2014 to 12/31/2014         25.088677          27.444340          282,319.9336
01/01/2015 to 12/31/2015         27.444340          26.994968          224,594.3789
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         23.790141          24.988740              0.0000
01/01/2011 to 12/31/2011         24.988740          25.494157          1,080.5694
01/01/2012 to 12/31/2012         25.494157          28.017476          1,087.3910
01/01/2013 to 12/31/2013         28.017476          28.017763         16,470.6157
01/01/2014 to 12/31/2014         28.017763          28.855668         18,538.1007
01/01/2015 to 12/31/2015         28.855668          28.039819         19,141.4366
--------------------------       ---------          ---------         -----------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.772567          10.939129          8,532.0028
01/01/2013 to 12/31/2013         10.939129          10.299529         18,707.4898
01/01/2014 to 12/31/2014         10.299529          10.923814            786.2353
01/01/2015 to 12/31/2015         10.923814          10.818275            779.3887
--------------------------       ---------          ---------         -----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.216095          10.753200            661.2216
01/01/2014 to 12/31/2014         10.753200          11.519972          2,538.2963
01/01/2015 to 12/31/2015         11.519972          11.217665         42,426.9867
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010746           1.068149        116,613.3500
01/01/2013 to 12/31/2013          1.068149           1.159797        125,181.9119
01/01/2014 to 12/31/2014          1.159797           1.232184        119,672.2938
01/01/2015 to 12/31/2015          1.232184           1.204372         69,611.7899
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.405270           8.571201        716,367.7513
01/01/2009 to 12/31/2009          8.571201          10.555519        568,420.8200
01/01/2010 to 12/31/2010         10.555519          11.682751        500,424.4526
01/01/2011 to 12/31/2011         11.682751          11.642906        509,016.8278
01/01/2012 to 12/31/2012         11.642906          12.954905        449,789.1324
01/01/2013 to 12/31/2013         12.954905          14.426778        424,001.1963
01/01/2014 to 12/31/2014         14.426778          15.053018        397,288.0803
01/01/2015 to 12/31/2015         15.053018          14.552333        368,305.1133
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          7.782527           7.858087        361,516.5487
01/01/2009 to 12/31/2009          7.858087          10.003688        337,070.0300
01/01/2010 to 12/31/2010         10.003688          11.260907        415,301.1672
01/01/2011 to 12/31/2011         11.260907          10.868245        404,144.2941
01/01/2012 to 12/31/2012         10.868245          12.327324        375,677.3665
01/01/2013 to 12/31/2013         12.327324          14.352831        386,753.4539
01/01/2014 to 12/31/2014         14.352831          14.914593        301,255.3357
01/01/2015 to 12/31/2015         14.914593          14.367352        293,187.3427
--------------------------       ---------          ---------        ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         48.795052          56.676303        2,604,255.8159
01/01/2007 to 12/31/2007         56.676303          57.963907        2,274,885.1085
01/01/2008 to 12/31/2008         57.963907          36.390485        1,902,966.3943
01/01/2009 to 12/31/2009         36.390485          42.484860        1,677,205.1000
01/01/2010 to 12/31/2010         42.484860          49.024477        1,488,563.8264
01/01/2011 to 12/31/2011         49.024477          46.405570        1,307,682.1382
01/01/2012 to 12/31/2012         46.405570          53.983597        1,147,503.7026
01/01/2013 to 12/31/2013         53.983597          71.213135          975,167.2712
01/01/2014 to 12/31/2014         71.213135          79.549130          855,158.8242
01/01/2015 to 12/31/2015         79.549130          75.630276          760,709.6912
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          8.043025           8.420410        2,544,871.5675
01/01/2007 to 12/31/2007          8.420410           9.767155        1,555,557.4566
01/01/2008 to 12/31/2008          9.767155           5.802712        1,368,774.0508
01/01/2009 to 12/31/2009          5.802712           8.323983        1,271,141.6700
01/01/2010 to 12/31/2010          8.323983          10.480662        1,096,246.7216
01/01/2011 to 12/31/2011         10.480662          10.164966          936,112.4789
01/01/2012 to 12/31/2012         10.164966          11.394364          867,641.7793
01/01/2013 to 12/31/2013         11.394364          15.345991          784,285.7231
01/01/2014 to 12/31/2014         15.345991          17.065785          696,587.9359
01/01/2015 to 12/31/2015         17.065785          17.951590          615,808.6510
--------------------------       ---------          ---------        --------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.146260          15.524057          183,997.9197
01/01/2014 to 12/31/2014         15.524057          14.796430          173,039.0410
01/01/2015 to 12/31/2015         14.796430          14.274091          163,446.2368
--------------------------       ---------          ---------        --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-
 ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088462           6.054941            9,100.9693
01/01/2009 to 12/31/2009          6.054941           8.511771           10,262.2200
01/01/2010 to 12/31/2010          8.511771           8.972039           13,879.8073
01/01/2011 to 12/31/2011          8.972039           7.583656            9,770.7334
01/01/2012 to 12/31/2012          7.583656           8.781971            9,038.6957
01/01/2013 to 04/26/2013          8.781971           9.108137                0.0000
--------------------------       ---------          ---------        --------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         14.416992          14.922931                0.0000
01/01/2010 to 12/31/2010         14.922931          15.547001                0.0000
01/01/2011 to 12/31/2011         15.547001          16.427651            5,848.0505
01/01/2012 to 12/31/2012         16.427651          16.778460            5,313.5812
01/01/2013 to 12/31/2013         16.778460          16.119922            3,991.2349
01/01/2014 to 12/31/2014         16.119922          16.763690            7,155.2446
01/01/2015 to 12/31/2015         16.763690          16.521318            8,983.0589
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.067108          10.379339       1,054,558.9146
01/01/2007 to 12/31/2007         10.379339          10.726990       1,479,458.9527
01/01/2008 to 12/31/2008         10.726990          10.852384       2,369,639.8651
01/01/2009 to 12/31/2009         10.852384          10.728603       1,271,921.9100
01/01/2010 to 12/31/2010         10.728603          10.579444         827,032.2547
01/01/2011 to 12/31/2011         10.579444          10.432759         800,182.8141
01/01/2012 to 12/31/2012         10.432759          10.286924         543,756.9543
01/01/2013 to 12/31/2013         10.286924          10.143906         454,324.8768
01/01/2014 to 12/31/2014         10.143906          10.002876         336,698.0844
01/01/2015 to 12/31/2015         10.002876           9.863807         359,405.9280
--------------------------       ---------          ---------       --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.021444          17.907061          13,132.0271
01/01/2014 to 12/31/2014         17.907061          19.578596          11,302.6286
01/01/2015 to 12/31/2015         19.578596          19.809184          10,866.2562
--------------------------       ---------          ---------       --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         12.205834          12.767461          29,030.8175
01/01/2007 to 12/31/2007         12.767461          15.629122          30,567.2481
01/01/2008 to 12/31/2008         15.629122           7.967778          26,551.8349
01/01/2009 to 12/31/2009          7.967778          11.562776          28,704.0600
01/01/2010 to 12/31/2010         11.562776          14.499290          25,204.3277
01/01/2011 to 12/31/2011         14.499290          13.230706          19,279.3904
01/01/2012 to 12/31/2012         13.230706          13.831133          14,701.9119
01/01/2013 to 04/26/2013         13.831133          14.924427               0.0000
--------------------------       ---------          ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.732904          11.862235         943,781.8552
01/01/2007 to 12/31/2007         11.862235          13.028539         541,093.0646
01/01/2008 to 12/31/2008         13.028539           8.151742         512,829.9413
01/01/2009 to 12/31/2009          8.151742          11.218662         455,668.4700
01/01/2010 to 12/31/2010         11.218662          12.314380         431,137.9917
01/01/2011 to 12/31/2011         12.314380          12.170454         363,797.3759
01/01/2012 to 12/31/2012         12.170454          13.867318         708,976.5909
01/01/2013 to 12/31/2013         13.867318          18.697531         637,358.0732
01/01/2014 to 12/31/2014         18.697531          20.049645         551,761.4615
01/01/2015 to 12/31/2015         20.049645          21.854672         490,183.2583
--------------------------       ---------          ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007          9.565560           9.983869           7,478.8783
01/01/2008 to 12/31/2008          9.983869           5.728987           9,409.2988
01/01/2009 to 12/31/2009          5.728987           6.962871          10,640.3700
01/01/2010 to 12/31/2010          6.962871           7.922419          10,016.0916
01/01/2011 to 12/31/2011          7.922419           7.512522          10,526.2778
01/01/2012 to 12/31/2012          7.512522           8.346300          10,476.3689
01/01/2013 to 04/26/2013          8.346300           8.969483               0.0000
--------------------------       ---------          ---------       --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.628835           9.157247        1,425,858.4507
01/01/2007 to 12/31/2007          9.157247          10.319460        1,164,149.7768
01/01/2008 to 12/31/2008         10.319460           5.500886        1,031,663.6827
01/01/2009 to 12/31/2009          5.500886           7.795018          920,357.3200
01/01/2010 to 12/31/2010          7.795018           8.408984          800,021.1003
01/01/2011 to 12/31/2011          8.408984           8.177831          702,653.3920
01/01/2012 to 04/27/2012          8.177831           9.200030                0.0000
--------------------------       ---------          ---------        --------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.353241          18.089623          221,317.3916
01/01/2007 to 12/31/2007         18.089623          16.574803          173,851.5563
01/01/2008 to 12/31/2008         16.574803           8.803766          138,029.7053
01/01/2009 to 12/31/2009          8.803766          12.257933          117,896.9800
01/01/2010 to 12/31/2010         12.257933          13.871731          105,490.4869
01/01/2011 to 12/31/2011         13.871731          14.567112           92,060.5931
01/01/2012 to 12/31/2012         14.567112          16.027083           83,421.6396
01/01/2013 to 12/31/2013         16.027083          21.574346           79,867.4137
01/01/2014 to 12/31/2014         21.574346          21.630529           71,067.8596
01/01/2015 to 12/31/2015         21.630529          19.268288           63,484.5402
--------------------------       ---------          ---------        --------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.065756          10.135898                0.0000
01/01/2009 to 12/31/2009         10.135898          14.264505            5,823.4100
01/01/2010 to 12/31/2010         14.264505          17.243796            8,699.6544
01/01/2011 to 12/31/2011         17.243796          14.240851            5,765.4832
01/01/2012 to 12/31/2012         14.240851          16.555969            6,127.4973
01/01/2013 to 12/31/2013         16.555969          20.832100           12,843.2406
01/01/2014 to 12/31/2014         20.832100          19.167239           12,672.8324
01/01/2015 to 12/31/2015         19.167239          19.988522           12,761.5474
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.947997          14.224312           32,910.0777
01/01/2015 to 12/31/2015         14.224312          13.944426           38,476.3536
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.552711          14.959931        2,357,224.4496
01/01/2015 to 12/31/2015         14.959931          14.593613        2,100,975.0502
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.418004          11.159705          213,482.6632
01/01/2007 to 12/31/2007         11.159705          11.655090          895,535.4789
01/01/2008 to 12/31/2008         11.655090           9.119270          956,263.2877
01/01/2009 to 12/31/2009          9.119270          11.052490        1,056,137.4600
01/01/2010 to 12/31/2010         11.052490          12.087115          947,386.9188
01/01/2011 to 12/31/2011         12.087115          12.131028          933,875.1336
01/01/2012 to 12/31/2012         12.131028          13.266703        1,165,345.8123
01/01/2013 to 12/31/2013         13.266703          14.270071          926,980.6147
01/01/2014 to 04/25/2014         14.270071          14.387473                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.676378          11.605616        1,048,846.0172
01/01/2007 to 12/31/2007         11.605616          12.153713        2,439,714.8508
01/01/2008 to 12/31/2008         12.153713           8.817939        2,457,699.5216
01/01/2009 to 12/31/2009          8.817939          10.963654        2,467,051.0500
01/01/2010 to 12/31/2010         10.963654          12.151831        2,401,709.9166
01/01/2011 to 12/31/2011         12.151831          11.969236        2,310,722.6790
01/01/2012 to 12/31/2012         11.969236          13.264763        2,224,715.5658
01/01/2013 to 12/31/2013         13.264763          14.941129        1,858,370.6036
01/01/2014 to 04/25/2014         14.941129          15.007289                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.965675          15.501026        5,420,296.8907
01/01/2015 to 12/31/2015         15.501026          15.091729        5,010,516.7370
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.981407          12.126242        1,197,692.4507
01/01/2007 to 12/31/2007         12.126242          12.540561        1,247,614.2709
01/01/2008 to 12/31/2008         12.540561           8.416529        8,740,591.3600
01/01/2009 to 12/31/2009          8.416529          10.651271        8,415,942.3600
01/01/2010 to 12/31/2010         10.651271          11.930159        7,953,369.5881
01/01/2011 to 12/31/2011         11.930159          11.564314        7,265,321.2544
01/01/2012 to 12/31/2012         11.564314          12.991262        6,739,102.5150
01/01/2013 to 12/31/2013         12.991262          15.298349        5,819,812.9422
01/01/2014 to 04/25/2014         15.298349          15.319850                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.938744          15.562407        5,314,642.6254
01/01/2015 to 12/31/2015         15.562407          15.085754        4,938,241.9708
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.413760          12.785659       1,689,157.7915
01/01/2007 to 12/31/2007         12.785659          13.199806       1,728,216.5813
01/01/2008 to 12/31/2008         13.199806           8.086995       9,548,418.2379
01/01/2009 to 12/31/2009          8.086995          10.374777       8,937,190.6700
01/01/2010 to 12/31/2010         10.374777          11.815290       8,026,572.1466
01/01/2011 to 12/31/2011         11.815290          11.200053       6,891,088.9527
01/01/2012 to 12/31/2012         11.200053          12.779627       6,165,652.7323
01/01/2013 to 12/31/2013         12.779627          15.867726       5,522,679.8106
01/01/2014 to 04/25/2014         15.867726          15.803613               0.0000
--------------------------       ---------          ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998466           7.033638           4,497.7500
01/01/2009 to 12/31/2009          7.033638           8.916144           9,115.4400
01/01/2010 to 12/31/2010          8.916144           9.675478          53,016.3512
01/01/2011 to 12/31/2011          9.675478           9.373272          61,226.0577
01/01/2012 to 12/31/2012          9.373272          10.732527          64,869.3635
01/01/2013 to 04/26/2013         10.732527          11.554139               0.0000
--------------------------       ---------          ---------       --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.080797          13.811986               0.0000
01/01/2010 to 12/31/2010         13.811986          17.150152               0.0000
01/01/2011 to 12/31/2011         17.150152          16.533463               9.1062
01/01/2012 to 12/31/2012         16.533463          19.117308           2,893.6119
01/01/2013 to 12/31/2013         19.117308          25.026044               8.9691
01/01/2014 to 12/31/2014         25.026044          26.951547               8.9209
01/01/2015 to 12/31/2015         26.951547          25.865258             632.9015
--------------------------       ---------          ---------       --------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.701349          13.294095         522,238.3038
01/01/2007 to 12/31/2007         13.294095          13.763155         523,328.8115
01/01/2008 to 12/31/2008         13.763155           8.516314         500,367.6607
01/01/2009 to 12/31/2009          8.516314          10.576822         499,934.2700
01/01/2010 to 12/31/2010         10.576822          11.943557         487,576.9402
01/01/2011 to 12/31/2011         11.943557          11.972839         442,641.6482
01/01/2012 to 12/31/2012         11.972839          13.629727         338,539.5081
01/01/2013 to 12/31/2013         13.629727          17.704209         302,123.2719
01/01/2014 to 12/31/2014         17.704209          19.748818         283,995.4459
01/01/2015 to 12/31/2015         19.748818          19.656055         272,094.3399
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.897313          22.080341          76,920.4237
01/01/2014 to 12/31/2014         22.080341          24.073061          70,804.3224
01/01/2015 to 12/31/2015         24.073061          23.651857          58,562.0427
--------------------------       ---------          ---------       --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998466           6.600141         31,595.2696
01/01/2009 to 12/31/2009          6.600141           8.127948        100,837.2700
01/01/2010 to 12/31/2010          8.127948           8.898507        109,535.3959
01/01/2011 to 12/31/2011          8.898507           8.727061        104,082.0641
01/01/2012 to 12/31/2012          8.727061           9.802627         97,105.6402
01/01/2013 to 04/26/2013          9.802627          10.737897              0.0000
--------------------------        --------          ---------        ------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          9.228298          11.891988          2,280.4800
01/01/2010 to 12/31/2010         11.891988          12.637230          2,270.8710
01/01/2011 to 12/31/2011         12.637230          10.885092          2,626.9832
01/01/2012 to 12/31/2012         10.885092          12.658483          6,012.3232
01/01/2013 to 12/31/2013         12.658483          15.158408          3,790.6189
01/01/2014 to 12/31/2014         15.158408          14.001393          3,775.7287
01/01/2015 to 12/31/2015         14.001393          13.625755          3,759.5529
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         20.072182          25.065607        132,425.7038
01/01/2014 to 12/31/2014         25.065607          24.642861        124,537.8219
01/01/2015 to 12/31/2015         24.642861          24.392597        118,468.9827
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2006 to 12/31/2006         14.456870          16.348558        151,224.2132
01/01/2007 to 12/31/2007         16.348558          15.683126        238,549.1532
01/01/2008 to 12/31/2008         15.683126           9.541425        224,016.7438
01/01/2009 to 12/31/2009          9.541425          12.867595        203,177.1000
01/01/2010 to 12/31/2010         12.867595          15.589341        184,524.9258
01/01/2011 to 12/31/2011         15.589341          14.561957        161,598.5269
01/01/2012 to 12/31/2012         14.561957          15.117416        145,340.9191
01/01/2013 to 04/26/2013         15.117416          16.391440              0.0000
--------------------------       ---------          ---------        ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.439470          14.080159              0.0000
01/01/2010 to 12/31/2010         14.080159          17.570302              0.0000
01/01/2011 to 12/31/2011         17.570302          16.576659          2,701.3235
01/01/2012 to 12/31/2012         16.576659          18.951311          4,505.6024
01/01/2013 to 12/31/2013         18.951311          25.811950          2,835.6858
01/01/2014 to 12/31/2014         25.811950          26.657041          2,807.4743
01/01/2015 to 12/31/2015         26.657041          25.093970          3,035.2154
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.424984          22.002126        748,591.7357
01/01/2014 to 12/31/2014         22.002126          23.611139        650,352.6526
01/01/2015 to 12/31/2015         23.611139          25.730527        552,662.1083
--------------------------       ---------          ---------        ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
01/01/2006 to 12/31/2006          4.751414           4.936039           92,977.5223
01/01/2007 to 12/31/2007          4.936039           6.401365           86,017.4130
01/01/2008 to 12/31/2008          6.401365           3.506238           79,034.9855
01/01/2009 to 12/31/2009          3.506238           5.496567           71,044.7200
01/01/2010 to 12/31/2010          5.496567           6.921055           66,136.0702
01/01/2011 to 12/31/2011          6.921055           6.149678           56,567.4462
01/01/2012 to 12/31/2012          6.149678           6.798564           50,612.0659
01/01/2013 to 04/26/2013          6.798564           7.109403                0.0000
--------------------------        --------           --------           -----------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.627576          14.787114                0.0000
01/01/2010 to 12/31/2010         14.787114          18.813900                0.0000
01/01/2011 to 12/31/2011         18.813900          15.459213                0.0000
01/01/2012 to 12/31/2012         15.459213          15.636178                0.0000
01/01/2013 to 12/31/2013         15.636178          17.077069                0.0000
01/01/2014 to 12/31/2014         17.077069          13.669772                0.0000
01/01/2015 to 12/31/2015         13.669772           9.063939                0.0000
--------------------------       ---------          ---------           -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         15.786672          16.177236                0.0000
01/01/2007 to 12/31/2007         16.177236          16.594510            3,287.0599
01/01/2008 to 12/31/2008         16.594510          16.276104            9,658.2181
01/01/2009 to 12/31/2009         16.276104          16.704705            9,607.1300
01/01/2010 to 12/31/2010         16.704705          17.377242            3,729.9085
01/01/2011 to 12/31/2011         17.377242          18.038617           12,646.7708
01/01/2012 to 12/31/2012         18.038617          18.328610           11,780.5391
01/01/2013 to 12/31/2013         18.328610          17.910177            6,839.3035
01/01/2014 to 12/31/2014         17.910177          18.111555            6,810.4889
01/01/2015 to 12/31/2015         18.111555          17.914594            7,868.9565
--------------------------       ---------          ---------           -----------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         12.940186          14.599039        3,840,149.6721
01/01/2007 to 12/31/2007         14.599039          15.032974        2,649,247.5448
01/01/2008 to 12/31/2008         15.032974           8.974351        2,343,989.2321
01/01/2009 to 12/31/2009          8.974351          11.666208        2,209,612.0000
01/01/2010 to 12/31/2010         11.666208          12.863512        1,986,424.9432
01/01/2011 to 12/31/2011         12.863512          12.154912        1,693,422.9569
01/01/2012 to 12/31/2012         12.154912          13.507356        1,511,819.7715
01/01/2013 to 12/31/2013         13.507356          17.785459        1,310,388.0076
01/01/2014 to 12/31/2014         17.785459          19.370331        1,131,483.5115
01/01/2015 to 12/31/2015         19.370331          19.533971          944,692.5227

CLASS VA




                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.208984          10.550465           11,814.9398
01/01/2013 to 12/31/2013         10.550465          11.551854           21,045.4866
01/01/2014 to 12/31/2014         11.551854          12.216082           20,935.3392
01/01/2015 to 12/31/2015         12.216082          12.103911           20,177.9622
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996837           1.039690                0.0000
01/01/2015 to 12/31/2015          1.039690           1.014136                0.0000
--------------------------       ---------          ---------           -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008356           7.006834          388,422.9887
01/01/2009 to 12/31/2009          7.006834           8.926760        1,303,398.7800
01/01/2010 to 12/31/2010          8.926760           9.863326        1,490,991.1699
01/01/2011 to 12/31/2011          9.863326           9.510068        1,469,809.8855
01/01/2012 to 12/31/2012          9.510068          10.635126        1,449,761.3798
01/01/2013 to 12/31/2013         10.635126          12.418392        1,211,493.4677
01/01/2014 to 12/31/2014         12.418392          12.973529        1,197,825.7908
01/01/2015 to 12/31/2015         12.973529          12.690204        1,115,630.5902
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998356           6.355426          437,222.6785
01/01/2009 to 12/31/2009          6.355426           8.391968        1,239,686.7700
01/01/2010 to 12/31/2010          8.391968           9.381751        1,345,486.6190
01/01/2011 to 12/31/2011          9.381751           8.804928        1,376,690.5906
01/01/2012 to 12/31/2012          8.804928          10.074643        1,388,240.1223
01/01/2013 to 12/31/2013         10.074643          12.416587        1,551,198.5155
01/01/2014 to 12/31/2014         12.416587          13.013058        1,558,557.7195
01/01/2015 to 12/31/2015         13.013058          12.722429        1,482,149.4472
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988357           5.755706           79,031.8725
01/01/2009 to 12/31/2009          5.755706           7.875033          174,331.9600
01/01/2010 to 12/31/2010          7.875033           9.179570          197,276.9975
01/01/2011 to 12/31/2011          9.179570           8.627058          116,434.1805
01/01/2012 to 12/31/2012          8.627058           9.977656          111,679.5271
01/01/2013 to 12/31/2013          9.977656          12.756792           70,853.6071
01/01/2014 to 12/31/2014         12.756792          13.595291           98,228.0418
01/01/2015 to 12/31/2015         13.595291          14.262268           94,217.3875
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018355           7.680087          337,991.9950
01/01/2009 to 12/31/2009          7.680087           9.335863          918,227.3700
01/01/2010 to 12/31/2010          9.335863          10.108040        1,061,596.1361
01/01/2011 to 12/31/2011         10.108040           9.976909          958,916.8011
01/01/2012 to 12/31/2012          9.976909          10.892841          901,178.0281
01/01/2013 to 12/31/2013         10.892841          12.181525          640,424.7426
01/01/2014 to 12/31/2014         12.181525          12.731520          611,016.4394
01/01/2015 to 12/31/2015         12.731520          12.450914          586,384.5828
--------------------------       ---------          ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.141882          11.541250           45,180.7926
01/01/2013 to 12/31/2013         11.541250          10.983847           89,069.8353
01/01/2014 to 12/31/2014         10.983847          11.252874           75,754.9418
01/01/2015 to 12/31/2015         11.252874          10.024096           59,009.5917
--------------------------       ---------          ---------        --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.964181          10.279944           50,605.5430
01/01/2013 to 12/31/2013         10.279944          11.170834           63,211.6812
01/01/2014 to 12/31/2014         11.170834          11.655534           56,218.5443
01/01/2015 to 12/31/2015         11.655534          11.469519           45,595.5185
--------------------------       ---------          ---------        --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.618242          12.423319            3,584.4638
01/01/2009 to 12/31/2009         12.423319          17.947491           10,116.6600
01/01/2010 to 12/31/2010         17.947491          20.468988           13,452.9503
01/01/2011 to 12/31/2011         20.468988          20.637627           11,490.2482
01/01/2012 to 12/31/2012         20.637627          23.691878           19,598.0270
01/01/2013 to 12/31/2013         23.691878          25.517482           23,295.0321
01/01/2014 to 12/31/2014         25.517482          25.965923           26,955.7318
01/01/2015 to 12/31/2015         25.965923          24.544095           25,097.4914
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.313282          19.400065          149,857.8175
01/01/2007 to 12/31/2007         19.400065          16.241955          114,636.7150
01/01/2008 to 12/31/2008         16.241955           9.331819          119,385.5653
01/01/2009 to 12/31/2009          9.331819          12.386008          123,328.4800
01/01/2010 to 12/31/2010         12.386008          14.166987          105,430.5943
01/01/2011 to 12/31/2011         14.166987          13.176814           96,052.4963
01/01/2012 to 12/31/2012         13.176814          16.353057           86,701.1532
01/01/2013 to 12/31/2013         16.353057          16.680772           80,628.9746
01/01/2014 to 12/31/2014         16.680772          18.612590           67,232.9778
01/01/2015 to 12/31/2015         18.612590          18.078496           63,740.9763
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006           8.017990           7.761627       289,450.6058
01/01/2007 to 12/31/2007           7.761627           7.818763       213,498.5595
01/01/2008 to 12/31/2008           7.818763           4.694194       188,082.2069
01/01/2009 to 12/31/2009           4.694194           6.148555       173,793.5300
01/01/2010 to 12/31/2010           6.148555           7.497853       162,635.2127
01/01/2011 to 12/31/2011           7.497853           7.626325       173,273.1284
01/01/2012 to 12/31/2012           7.626325           8.902546       154,995.8472
01/01/2013 to 12/31/2013           8.902546          12.769341       146,270.3948
01/01/2014 to 12/31/2014          12.769341          14.955819       220,301.2145
01/01/2015 to 12/31/2015          14.955819          14.138445       192,301.1232
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-
 ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         147.003346         151.076737            51.8931
01/01/2011 to 12/31/2011         151.076737         137.602439            81.7334
01/01/2012 to 12/31/2012         137.602439         166.062051           690.1039
01/01/2013 to 12/31/2013         166.062051         210.680814           650.3201
01/01/2014 to 04/25/2014         210.680814         219.314268             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006          10.623775          11.154963        12,360.1918
01/01/2007 to 12/31/2007          11.154963          10.338948        19,293.1196
01/01/2008 to 12/31/2008          10.338948           4.622100        35,030.7235
01/01/2009 to 12/31/2009           4.622100           6.282167        48,245.5000
01/01/2010 to 12/31/2010           6.282167           6.642605        14,163.6602
01/01/2011 to 04/29/2011           6.642605           7.060846             0.0000
--------------------------       ----------         ----------       ------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          13.263723          15.117186        82,328.0845
01/01/2007 to 12/31/2007          15.117186          15.352009        83,163.9880
01/01/2008 to 12/31/2008          15.352009           9.667069        68,433.3858
01/01/2009 to 12/31/2009           9.667069          12.599381        54,955.0100
01/01/2010 to 12/31/2010          12.599381          15.419594        42,027.5475
01/01/2011 to 12/31/2011          15.419594          14.234488        36,773.8485
01/01/2012 to 12/31/2012          14.234488          16.561905        32,158.0021
01/01/2013 to 12/31/2013          16.561905          21.642446        28,007.0350
01/01/2014 to 12/31/2014          21.642446          24.140666        23,483.0682
01/01/2015 to 12/31/2015          24.140666          21.612689        19,972.0090
--------------------------       ----------         ----------       ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         15.696557          19.924541       245,038.3060
01/01/2007 to 12/31/2007         19.924541          19.406759       223,460.8437
01/01/2008 to 12/31/2008         19.406759          11.301010       210,927.1188
01/01/2009 to 12/31/2009         11.301010          17.262728       194,041.5700
01/01/2010 to 12/31/2010         17.262728          19.798205       176,744.0634
01/01/2011 to 12/31/2011         19.798205          16.723543       158,215.2421
01/01/2012 to 12/31/2012         16.723543          21.292247       146,744.8213
01/01/2013 to 12/31/2013         21.292247          27.370640       139,441.6864
01/01/2014 to 12/31/2014         27.370640          25.401962       130,194.6128
01/01/2015 to 12/31/2015         25.401962          23.892177       123,618.3967
--------------------------       ---------          ---------       ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010696           1.047269       603,296.2985
01/01/2013 to 12/31/2013          1.047269           1.050877       728,093.1792
01/01/2014 to 12/31/2014          1.050877           1.093005       622,223.7717
01/01/2015 to 12/31/2015          1.093005           1.031456       571,483.8661
--------------------------       ---------          ---------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.468869          11.969030       447,480.3448
01/01/2007 to 12/31/2007         11.969030          11.496053       371,673.8688
01/01/2008 to 12/31/2008         11.496053           7.257528       355,651.9537
01/01/2009 to 12/31/2009          7.257528           9.050430       386,669.8600
01/01/2010 to 12/31/2010          9.050430          10.242106       381,789.2685
01/01/2011 to 12/31/2011         10.242106           9.942277       359,857.3498
01/01/2012 to 12/31/2012          9.942277          11.607402       323,285.6258
01/01/2013 to 12/31/2013         11.607402          15.481667       300,962.2261
01/01/2014 to 12/31/2014         15.481667          16.671405       267,627.6763
01/01/2015 to 12/31/2015         16.671405          15.442562       236,464.8870
--------------------------       ---------          ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         24.917286          16.405880       450,031.9361
01/01/2009 to 12/31/2009         16.405880          20.450020       452,727.7600
01/01/2010 to 12/31/2010         20.450020          25.288496       398,233.5532
01/01/2011 to 12/31/2011         25.288496          23.991438       359,872.7743
01/01/2012 to 12/31/2012         23.991438          27.105776       324,670.6473
01/01/2013 to 12/31/2013         27.105776          34.794495       275,870.0711
01/01/2014 to 12/31/2014         34.794495          37.581838       237,824.6052
01/01/2015 to 12/31/2015         37.581838          33.697185       210,315.8413
--------------------------       ---------          ---------       ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.965826          14.584886        200,433.1610
01/01/2007 to 12/31/2007         14.584886          15.957165        147,630.4668
01/01/2008 to 12/31/2008         15.957165           9.631096        129,237.5501
01/01/2009 to 12/31/2009          9.631096          12.696435        128,724.5100
01/01/2010 to 12/31/2010         12.696435          15.782371        123,496.7059
01/01/2011 to 12/31/2011         15.782371          15.379785        106,658.0867
01/01/2012 to 12/31/2012         15.379785          17.911571         93,262.9080
01/01/2013 to 12/31/2013         17.911571          24.734051         88,062.8827
01/01/2014 to 12/31/2014         24.734051          26.293351         80,489.8420
01/01/2015 to 12/31/2015         26.293351          25.459025         75,713.8200
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.176886          10.624777         27,352.6508
01/01/2014 to 12/31/2014         10.624777          10.999554         49,319.1923
01/01/2015 to 12/31/2015         10.999554          10.888122         49,638.8672
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND
 BEFORE THAT AMERICAN FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038355           8.946214         10,669.3601
01/01/2009 to 12/31/2009          8.946214           9.881337         21,156.1600
01/01/2010 to 12/31/2010          9.881337          10.328102         37,476.7650
01/01/2011 to 12/31/2011         10.328102          10.763731         28,451.5727
01/01/2012 to 12/31/2012         10.763731          11.123879         34,167.9283
01/01/2013 to 04/26/2013         11.123879          11.095140              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012751           1.049314        184,118.6385
01/01/2013 to 12/31/2013          1.049314           1.147262        224,972.5677
01/01/2014 to 12/31/2014          1.147262           1.209021        236,695.8497
01/01/2015 to 12/31/2015          1.209021           1.201671        243,625.8957
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006          9.988767          10.332542          2,339.7907
01/01/2007 to 12/31/2007         10.332542          13.012885         11,437.1083
01/01/2008 to 12/31/2008         13.012885           7.786017         16,304.5974
01/01/2009 to 12/31/2009          7.786017          10.800864         14,136.8900
01/01/2010 to 12/31/2010         10.800864          12.982352         16,445.8523
01/01/2011 to 12/31/2011         12.982352          12.599813         10,715.2177
01/01/2012 to 12/31/2012         12.599813          14.512719         12,423.2474
01/01/2013 to 12/31/2013         14.512719          16.745433         11,093.4274
01/01/2014 to 12/31/2014         16.745433          17.068072         10,744.1535
01/01/2015 to 12/31/2015         17.068072          17.020383         10,897.6692
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.145239          18.435781          361,235.0413
01/01/2007 to 12/31/2007         18.435781          19.349333          361,612.0880
01/01/2008 to 12/31/2008         19.349333          15.514573          322,654.8108
01/01/2009 to 12/31/2009         15.514573          20.903878          347,416.7100
01/01/2010 to 12/31/2010         20.903878          23.262748          326,466.1897
01/01/2011 to 12/31/2011         23.262748          23.939057          252,962.8455
01/01/2012 to 12/31/2012         23.939057          26.633903          225,915.0404
01/01/2013 to 12/31/2013         26.633903          28.330869          198,210.4588
01/01/2014 to 12/31/2014         28.330869          29.256807          173,648.5171
01/01/2015 to 12/31/2015         29.256807          28.194523          151,986.8600
--------------------------       ---------          ---------          ------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997945          10.215799              292.3782
01/01/2011 to 12/31/2011         10.215799          10.266097            7,212.0850
01/01/2012 to 12/31/2012         10.266097          10.853788            7,582.5742
01/01/2013 to 12/31/2013         10.853788          11.102365           13,725.4048
01/01/2014 to 12/31/2014         11.102365          11.017574            7,687.7920
01/01/2015 to 12/31/2015         11.017574          10.762911           10,735.3302
--------------------------       ---------          ---------          ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987946           9.760397            2,042.1156
01/01/2012 to 12/31/2012          9.760397          10.037167            8,688.0927
01/01/2013 to 12/31/2013         10.037167          10.002501           48,788.0930
01/01/2014 to 12/31/2014         10.002501           9.957810           49,947.8144
01/01/2015 to 12/31/2015          9.957810           9.748493           49,516.3588
--------------------------       ---------          ---------          ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998356          10.889857                0.0000
01/01/2010 to 12/31/2010         10.889857          12.180591            2,433.6947
01/01/2011 to 12/31/2011         12.180591          11.959925            2,591.8252
01/01/2012 to 12/31/2012         11.959925          13.464188            2,706.9911
01/01/2013 to 12/31/2013         13.464188          13.401332            3,447.8178
01/01/2014 to 12/31/2014         13.401332          13.352382            3,477.2677
01/01/2015 to 12/31/2015         13.352382          12.606413            3,914.4980
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.624285          13.014582          631,072.1089
01/01/2007 to 12/31/2007         13.014582          13.189874          580,432.8569
01/01/2008 to 12/31/2008         13.189874           7.690011        1,725,814.3746
01/01/2009 to 12/31/2009          7.690011          10.048645        1,377,800.6300
01/01/2010 to 12/31/2010         10.048645          11.532589        1,270,822.2776
01/01/2011 to 12/31/2011         11.532589          10.705026        1,182,424.8869
01/01/2012 to 12/31/2012         10.705026          12.310273        1,093,355.7864
01/01/2013 to 12/31/2013         12.310273          15.705375        1,029,994.3424
01/01/2014 to 12/31/2014         15.705375          16.258835          883,453.2928
01/01/2015 to 12/31/2015         16.258835          15.695113          796,132.5029
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.991105          10.447619         21,031.4366
01/01/2013 to 12/31/2013         10.447619          11.770200         43,725.9168
01/01/2014 to 12/31/2014         11.770200          12.713680         59,908.1512
01/01/2015 to 12/31/2015         12.713680          12.012451         44,353.1958
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079208           1.127695         25,245.8092
01/01/2014 to 12/31/2014          1.127695           1.213787         35,437.2170
01/01/2015 to 12/31/2015          1.213787           1.181225         98,902.3006
--------------------------       ---------          ---------         -----------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.265528          18.128055        262,753.8929
01/01/2007 to 12/31/2007         18.128055          17.317227        230,423.5292
01/01/2008 to 12/31/2008         17.317227          11.971285        199,078.6263
01/01/2009 to 12/31/2009         11.971285          14.912405        191,340.8200
01/01/2010 to 12/31/2010         14.912405          17.613554        167,764.4453
01/01/2011 to 12/31/2011         17.613554          15.792798        146,690.5676
01/01/2012 to 12/31/2012         15.792798          18.354655        138,092.7767
01/01/2013 to 12/31/2013         18.354655          23.948419        126,059.0029
01/01/2014 to 12/31/2014         23.948419          23.996560        113,866.0382
01/01/2015 to 12/31/2015         23.996560          22.360751        103,991.0540
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006          9.988767          10.471493          5,781.4368
01/01/2007 to 12/31/2007         10.471493          14.092068         20,160.6711
01/01/2008 to 12/31/2008         14.092068           6.172943        237,142.4606
01/01/2009 to 12/31/2009          6.172943          10.273766        230,972.3400
01/01/2010 to 12/31/2010         10.273766          12.515157        244,353.5359
01/01/2011 to 12/31/2011         12.515157          10.023099        225,310.3343
01/01/2012 to 12/31/2012         10.023099          11.738767        208,233.1479
01/01/2013 to 12/31/2013         11.738767          10.987975        210,616.6069
01/01/2014 to 12/31/2014         10.987975          10.118507        191,073.6889
01/01/2015 to 12/31/2015         10.118507           8.590973        187,193.8129
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.812338          15.975005        468,956.9514
01/01/2007 to 12/31/2007         15.975005          17.827392        353,861.6839
01/01/2008 to 12/31/2008         17.827392          10.121297        331,023.4075
01/01/2009 to 12/31/2009         10.121297          13.117935        304,202.6500
01/01/2010 to 12/31/2010         13.117935          14.396532        283,004.0477
01/01/2011 to 12/31/2011         14.396532          12.663042        268,894.1347
01/01/2012 to 12/31/2012         12.663042          14.557637        244,703.1141
01/01/2013 to 12/31/2013         14.557637          17.102618        217,722.1802
01/01/2014 to 12/31/2014         17.102618          15.677116        193,591.8352
01/01/2015 to 12/31/2015         15.677116          15.169757        181,386.0661
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999795           1.034873                0.0000
01/01/2015 to 12/31/2015          1.034873           0.963629                0.0000
--------------------------        --------           --------                ------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.185776          11.062326          232,291.1498
01/01/2007 to 12/31/2007         11.062326          12.073393          208,532.9702
01/01/2008 to 12/31/2008         12.073393          11.073801          159,890.7725
01/01/2009 to 12/31/2009         11.073801          12.877885          206,528.0600
01/01/2010 to 12/31/2010         12.877885          13.670777          229,233.6615
01/01/2011 to 12/31/2011         13.670777          14.968220          191,616.4487
01/01/2012 to 12/31/2012         14.968220          16.090627          185,076.7744
01/01/2013 to 12/31/2013         16.090627          14.380845          185,475.4602
01/01/2014 to 12/31/2014         14.380845          14.576603          157,584.3506
01/01/2015 to 12/31/2015         14.576603          13.912994          146,241.1071
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.158353          12.518956        1,375,950.7396
01/01/2007 to 12/31/2007         12.518956          13.264424        1,104,521.5201
01/01/2008 to 12/31/2008         13.264424          13.119967          950,768.4695
01/01/2009 to 12/31/2009         13.119967          15.254824        1,064,205.4200
01/01/2010 to 12/31/2010         15.254824          16.255590        1,064,563.1497
01/01/2011 to 12/31/2011         16.255590          16.521798        1,050,837.2854
01/01/2012 to 12/31/2012         16.521798          17.783373          985,274.0488
01/01/2013 to 12/31/2013         17.783373          17.183060          922,767.7111
01/01/2014 to 12/31/2014         17.183060          17.636801          802,358.6414
01/01/2015 to 12/31/2015         17.636801          17.375096          720,478.1829
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         13.194952          16.165833           68,277.3000
01/01/2010 to 12/31/2010         16.165833          18.462348           68,865.5610
01/01/2011 to 12/31/2011         18.462348          17.301901           62,359.9727
01/01/2012 to 12/31/2012         17.301901          18.811597           53,826.8133
01/01/2013 to 12/31/2013         18.811597          24.593916           54,797.7333
01/01/2014 to 12/31/2014         24.593916          26.876234           45,231.1975
01/01/2015 to 12/31/2015         26.876234          26.409734           41,076.4335
--------------------------       ---------          ---------        --------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         11.797967          12.384163            1,655.1224
01/01/2011 to 12/31/2011         12.384163          12.622049           10,678.0523
01/01/2012 to 12/31/2012         12.622049          13.857398            9,824.2952
01/01/2013 to 12/31/2013         13.857398          13.843687           39,725.1456
01/01/2014 to 12/31/2014         13.843687          14.243449           61,854.0269
01/01/2015 to 12/31/2015         14.243449          13.826900           57,803.0190
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.761714          10.920777            2,891.9758
01/01/2013 to 12/31/2013         10.920777          10.271969              456.9505
01/01/2014 to 12/31/2014         10.271969          10.883696              420.3015
01/01/2015 to 12/31/2015         10.883696          10.767769            2,407.2744
--------------------------       ---------          ---------            ----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215816          10.745663              820.7364
01/01/2014 to 12/31/2014         10.745663          11.500391              815.2693
01/01/2015 to 12/31/2015         11.500391          11.187401            1,526.5079
--------------------------       ---------          ---------            ----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010729           1.067415          105,220.1731
01/01/2013 to 12/31/2013          1.067415           1.157842          145,342.8286
01/01/2014 to 12/31/2014          1.157842           1.228877          102,186.4976
01/01/2015 to 12/31/2015          1.228877           1.199939           48,613.0255
--------------------------       ---------          ---------          ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.379115           8.543334        1,042,786.6640
01/01/2009 to 12/31/2009          8.543334          10.510685        1,136,777.6500
01/01/2010 to 12/31/2010         10.510685          11.621510        1,119,826.2723
01/01/2011 to 12/31/2011         11.621510          11.570323        1,033,528.6087
01/01/2012 to 12/31/2012         11.570323          12.861209          983,351.2189
01/01/2013 to 12/31/2013         12.861209          14.308123          954,998.6951
01/01/2014 to 12/31/2014         14.308123          14.914289          853,357.8596
01/01/2015 to 12/31/2015         14.914289          14.403802          755,938.6691
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          7.758305           7.832534          497,895.0979
01/01/2009 to 12/31/2009          7.832534           9.961190          476,698.5500
01/01/2010 to 12/31/2010          9.961190          11.201872          392,553.3884
01/01/2011 to 12/31/2011         11.201872          10.800482          363,056.2511
01/01/2012 to 12/31/2012         10.800482          12.238157          350,212.5478
01/01/2013 to 12/31/2013         12.238157          14.234775          388,287.4615
01/01/2014 to 12/31/2014         14.234775          14.777130          272,643.6265
01/01/2015 to 12/31/2015         14.777130          14.220698          258,385.6096
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         48.665131          56.469091        364,176.8859
01/01/2007 to 12/31/2007         56.469091          57.693957        301,064.6925
01/01/2008 to 12/31/2008         57.693957          36.184576        283,445.3790
01/01/2009 to 12/31/2009         36.184576          42.202212        281,035.1100
01/01/2010 to 12/31/2010         42.202212          48.649688        252,278.2674
01/01/2011 to 12/31/2011         48.649688          46.004846        221,793.7791
01/01/2012 to 12/31/2012         46.004846          53.463670        199,990.4817
01/01/2013 to 12/31/2013         53.463670          70.456816        169,149.7215
01/01/2014 to 12/31/2014         70.456816          78.625612        145,046.0384
01/01/2015 to 12/31/2015         78.625612          74.677507        131,365.7998
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          8.021608           8.389616        776,406.0241
01/01/2007 to 12/31/2007          8.389616           9.721661        554,694.0244
01/01/2008 to 12/31/2008          9.721661           5.769878        517,904.2439
01/01/2009 to 12/31/2009          5.769878           8.268610        505,809.0000
01/01/2010 to 12/31/2010          8.268610          10.400548        433,724.9757
01/01/2011 to 12/31/2011         10.400548          10.077199        390,647.1803
01/01/2012 to 12/31/2012         10.077199          11.284630        348,179.1289
01/01/2013 to 12/31/2013         11.284630          15.183024        329,872.5419
01/01/2014 to 12/31/2014         15.183024          16.867677        285,643.0211
01/01/2015 to 12/31/2015         16.867677          17.725462        243,076.5228
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         12.723843          13.953700         31,508.1897
01/01/2014 to 12/31/2014         13.953700          13.286377         29,932.4997
01/01/2015 to 12/31/2015         13.286377          12.804527         23,294.7140
--------------------------       ---------          ---------        ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-
 ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088353           6.050764         34,300.0304
01/01/2009 to 12/31/2009          6.050764           8.497400         56,500.9100
01/01/2010 to 12/31/2010          8.497400           8.947948         61,591.2192
01/01/2011 to 12/31/2011          8.947948           7.555737         58,330.8930
01/01/2012 to 12/31/2012          7.555737           8.740852         57,760.0550
01/01/2013 to 04/26/2013          8.740852           9.062608              0.0000
--------------------------       ---------          ---------        ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         14.266548          14.757461              0.0000
01/01/2010 to 12/31/2010         14.757461          15.359246          2,154.4895
01/01/2011 to 12/31/2011         15.359246          16.213088          2,268.7625
01/01/2012 to 12/31/2012         16.213088          16.542675          2,124.5269
01/01/2013 to 12/31/2013         16.542675          15.877502          2,795.5719
01/01/2014 to 12/31/2014         15.877502          16.495086          1,177.5716
01/01/2015 to 12/31/2015         16.495086          16.240346          3,965.8817
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.040284          10.341366        339,207.9758
01/01/2007 to 12/31/2007         10.341366          10.677005        201,616.3369
01/01/2008 to 12/31/2008         10.677005          10.790988        715,282.3957
01/01/2009 to 12/31/2009         10.790988          10.657244        464,993.6500
01/01/2010 to 12/31/2010         10.657244          10.498571        414,275.1903
01/01/2011 to 12/31/2011         10.498571          10.342686        764,619.1805
01/01/2012 to 12/31/2012         10.342686          10.187859        552,563.7801
01/01/2013 to 12/31/2013         10.187859          10.036175        433,344.9027
01/01/2014 to 12/31/2014         10.036175           9.886750        354,479.8730
01/01/2015 to 12/31/2015          9.886750           9.739549        308,417.7442
--------------------------       ---------          ---------        ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.886776          17.734578         33,910.6835
01/01/2014 to 12/31/2014         17.734578          19.370628         31,777.2456
01/01/2015 to 12/31/2015         19.370628          19.579172         31,275.4680
--------------------------       ---------          ---------        ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         12.185496          12.733479         57,144.8014
01/01/2007 to 12/31/2007         12.733479          15.571869         50,752.3593
01/01/2008 to 12/31/2008         15.571869           7.930605         45,830.8352
01/01/2009 to 12/31/2009          7.930605          11.497328         43,082.2900
01/01/2010 to 12/31/2010         11.497328          14.402830         48,819.2104
01/01/2011 to 12/31/2011         14.402830          13.129568         38,252.6482
01/01/2012 to 12/31/2012         13.129568          13.711608         39,674.5083
01/01/2013 to 04/26/2013         13.711608          14.790750              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.701673          11.818868        514,275.2690
01/01/2007 to 12/31/2007         11.818868          12.967866        368,620.0276
01/01/2008 to 12/31/2008         12.967866           8.105624        322,829.9963
01/01/2009 to 12/31/2009          8.105624          11.144049        297,532.7400
01/01/2010 to 12/31/2010         11.144049          12.220261        262,519.5050
01/01/2011 to 12/31/2011         12.220261          12.065387        247,284.9151
01/01/2012 to 12/31/2012         12.065387          13.733793        391,427.4677
01/01/2013 to 12/31/2013         13.733793          18.498998        341,449.7072
01/01/2014 to 12/31/2014         18.498998          19.816928        276,563.6259
01/01/2015 to 12/31/2015         19.816928          21.579412        244,821.0816
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007          9.565243           9.982197              0.0000
01/01/2008 to 12/31/2008          9.982197           5.722267          3,572.1645
01/01/2009 to 12/31/2009          5.722267           6.947752          2,223.9700
01/01/2010 to 12/31/2010          6.947752           7.897323         13,718.3566
01/01/2011 to 12/31/2011          7.897323           7.481251          2,441.1561
01/01/2012 to 12/31/2012          7.481251           8.303209          2,049.1484
01/01/2013 to 04/26/2013          8.303209           8.920338              0.0000
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.605857           9.123759          559,131.7120
01/01/2007 to 12/31/2007          9.123759          10.271393          484,864.5554
01/01/2008 to 12/31/2008         10.271393           5.469755          420,157.9012
01/01/2009 to 12/31/2009          5.469755           7.743159          393,920.1800
01/01/2010 to 12/31/2010          7.743159           8.344698          365,561.9551
01/01/2011 to 12/31/2011          8.344698           8.107217          316,152.4774
01/01/2012 to 04/27/2012          8.107217           9.117621                0.0000
--------------------------       ---------          ---------          ------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.309697          18.023482          146,091.6909
01/01/2007 to 12/31/2007         18.023482          16.497600          138,306.0015
01/01/2008 to 12/31/2008         16.497600           8.753944          125,712.3039
01/01/2009 to 12/31/2009          8.753944          12.176376          112,329.3100
01/01/2010 to 12/31/2010         12.176376          13.765675          101,744.5162
01/01/2011 to 12/31/2011         13.765675          14.441321           81,739.2408
01/01/2012 to 12/31/2012         14.441321          15.872717           75,930.7618
01/01/2013 to 12/31/2013         15.872717          21.345210           77,652.0461
01/01/2014 to 12/31/2014         21.345210          21.379396           68,790.4432
01/01/2015 to 12/31/2015         21.379396          19.025532           63,934.4231
--------------------------       ---------          ---------          ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.065452          10.134178                0.0000
01/01/2009 to 12/31/2009         10.134178          14.247829                0.0000
01/01/2010 to 12/31/2010         14.247829          17.206447            4,284.8612
01/01/2011 to 12/31/2011         17.206447          14.195811            2,370.6587
01/01/2012 to 12/31/2012         14.195811          16.487030            1,014.9286
01/01/2013 to 12/31/2013         16.487030          20.724638            8,150.1794
01/01/2014 to 12/31/2014         20.724638          19.049295            8,913.2395
01/01/2015 to 12/31/2015         19.049295          19.845665           12,164.7965
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.886487          14.152003            3,375.5696
01/01/2015 to 12/31/2015         14.152003          13.859669           33,822.0390
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.249987          14.638826        2,597,379.5785
01/01/2015 to 12/31/2015         14.638826          14.266092        2,268,299.2275
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.405971          11.135709          185,235.3179
01/01/2007 to 12/31/2007         11.135709          11.618345          272,319.2669
01/01/2008 to 12/31/2008         11.618345           9.081397          838,007.8450
01/01/2009 to 12/31/2009          9.081397          10.995591          860,798.3100
01/01/2010 to 12/31/2010         10.995591          12.012878        1,008,178.5767
01/01/2011 to 12/31/2011         12.012878          12.044499          993,130.1217
01/01/2012 to 12/31/2012         12.044499          13.158840        1,061,836.9462
01/01/2013 to 12/31/2013         13.158840          14.139905          889,036.8909
01/01/2014 to 04/25/2014         14.139905          14.251744                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.664048          11.580662          958,915.0270
01/01/2007 to 12/31/2007         11.580662          12.115397        1,467,665.9997
01/01/2008 to 12/31/2008         12.115397           8.781314        1,932,347.3506
01/01/2009 to 12/31/2009          8.781314          10.907208        2,296,602.2900
01/01/2010 to 12/31/2010         10.907208          12.077193        2,467,160.9199
01/01/2011 to 12/31/2011         12.077193          11.883856        2,400,059.7351
01/01/2012 to 12/31/2012         11.883856          13.156910        2,404,835.6729
01/01/2013 to 12/31/2013         13.156910          14.804837        2,135,396.3557
01/01/2014 to 04/25/2014         14.804837          14.865707                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.173438          15.705589        6,200,222.6909
01/01/2015 to 12/31/2015         15.705589          15.275602        5,665,877.2824
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.968727          12.100171        3,156,805.5669
01/01/2007 to 12/31/2007         12.100171          12.501027        4,135,022.5397
01/01/2008 to 12/31/2008         12.501027           8.381568        7,963,229.5620
01/01/2009 to 12/31/2009          8.381568          10.596426        8,277,543.4200
01/01/2010 to 12/31/2010         10.596426          11.856876        8,471,676.7238
01/01/2011 to 12/31/2011         11.856876          11.481813        8,371,236.6921
01/01/2012 to 12/31/2012         11.481813          12.885624        7,676,522.2950
01/01/2013 to 12/31/2013         12.885624          15.158788        6,960,635.4078
01/01/2014 to 04/25/2014         15.158788          15.175309                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.641492          16.283470        5,805,793.4610
01/01/2015 to 12/31/2015         16.283470          15.768948        5,162,607.6262
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.400582          12.758172       5,816,760.0971
01/01/2007 to 12/31/2007         12.758172          13.158195       6,794,652.6944
01/01/2008 to 12/31/2008         13.158195           8.053398       9,481,073.2135
01/01/2009 to 12/31/2009          8.053398          10.321347       9,220,467.7200
01/01/2010 to 12/31/2010         10.321347          11.742704       8,661,917.9530
01/01/2011 to 12/31/2011         11.742704          11.120139       7,694,928.0420
01/01/2012 to 12/31/2012         11.120139          12.675696       7,109,081.3262
01/01/2013 to 12/31/2013         12.675696          15.722958       6,827,140.4029
01/01/2014 to 04/25/2014         15.722958          15.654494               0.0000
--------------------------       ---------          ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998356           7.028791         240,794.5202
01/01/2009 to 12/31/2009          7.028791           8.901095         423,205.5200
01/01/2010 to 12/31/2010          8.901095           9.649500         473,910.0378
01/01/2011 to 12/31/2011          9.649500           9.338777         454,750.1250
01/01/2012 to 12/31/2012          9.338777          10.682288         412,734.9681
01/01/2013 to 04/26/2013         10.682288          11.496400               0.0000
--------------------------       ---------          ---------       --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.983256          13.681387           4,224.1100
01/01/2010 to 12/31/2010         13.681387          16.971030           2,205.1868
01/01/2011 to 12/31/2011         16.971030          16.344455          21,015.9214
01/01/2012 to 12/31/2012         16.344455          18.879777          22,744.6858
01/01/2013 to 12/31/2013         18.879777          24.690411          22,561.4683
01/01/2014 to 12/31/2014         24.690411          26.563509          23,350.1919
01/01/2015 to 12/31/2015         26.563509          25.467372          23,018.4328
--------------------------       ---------          ---------       --------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.668631          13.241076          44,339.4955
01/01/2007 to 12/31/2007         13.241076          13.691738          43,929.8394
01/01/2008 to 12/31/2008         13.691738           8.461905          49,406.5570
01/01/2009 to 12/31/2009          8.461905          10.496644          47,092.0600
01/01/2010 to 12/31/2010         10.496644          11.838816          71,841.8329
01/01/2011 to 12/31/2011         11.838816          11.853637          49,647.7229
01/01/2012 to 12/31/2012         11.853637          13.477764          39,936.5385
01/01/2013 to 12/31/2013         13.477764          17.485837          42,196.9201
01/01/2014 to 12/31/2014         17.485837          19.481836          37,767.8077
01/01/2015 to 12/31/2015         19.481836          19.367068          36,666.0483
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.619904          21.741561         119,065.0672
01/01/2014 to 12/31/2014         21.741561          23.680015         113,818.6660
01/01/2015 to 12/31/2015         23.680015          23.242429         113,564.8551
--------------------------       ---------          ---------       --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998356           6.595589         27,751.7725
01/01/2009 to 12/31/2009          6.595589           8.114223         81,283.8900
01/01/2010 to 12/31/2010          8.114223           8.874608        162,923.4627
01/01/2011 to 12/31/2011          8.874608           8.694938        192,527.6359
01/01/2012 to 12/31/2012          8.694938           9.756735        164,381.2023
01/01/2013 to 04/26/2013          9.756735          10.684230              0.0000
--------------------------        --------          ---------        ------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          9.131939          11.760063             92.1200
01/01/2010 to 12/31/2010         11.760063          12.484561             91.3121
01/01/2011 to 12/31/2011         12.484561          10.742849         25,564.5445
01/01/2012 to 12/31/2012         10.742849          12.480517         25,409.4885
01/01/2013 to 12/31/2013         12.480517          14.930364         25,728.1702
01/01/2014 to 12/31/2014         14.930364          13.776962         25,165.2011
01/01/2015 to 12/31/2015         13.776962          13.393937         24,934.1252
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.816384          24.729525         50,776.6449
01/01/2014 to 12/31/2014         24.729525          24.288137         42,539.5102
01/01/2015 to 12/31/2015         24.288137          24.017442         36,519.3783
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2006 to 12/31/2006         14.418376          16.288783         73,079.0641
01/01/2007 to 12/31/2007         16.288783          15.610081         81,786.3092
01/01/2008 to 12/31/2008         15.610081           9.487441         83,560.4552
01/01/2009 to 12/31/2009          9.487441          12.782003         74,735.6300
01/01/2010 to 12/31/2010         12.782003          15.470184         70,260.6369
01/01/2011 to 12/31/2011         15.470184          14.436229         57,994.0082
01/01/2012 to 12/31/2012         14.436229          14.971828         55,239.1681
01/01/2013 to 04/26/2013         14.971828          16.228423              0.0000
--------------------------       ---------          ---------        ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.320010          13.923948              0.0000
01/01/2010 to 12/31/2010         13.923948          17.358023              0.0000
01/01/2011 to 12/31/2011         17.358023          16.360040         15,021.2385
01/01/2012 to 12/31/2012         16.360040          18.684873         14,934.4322
01/01/2013 to 12/31/2013         18.684873          25.423644         20,528.6387
01/01/2014 to 12/31/2014         25.423644          26.229772         15,936.0989
01/01/2015 to 12/31/2015         26.229772          24.667062         16,845.3754
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.174486          21.671233        364,014.9660
01/01/2014 to 12/31/2014         21.671233          23.232801        301,779.8138
01/01/2015 to 12/31/2015         23.232801          25.292922        277,465.6867
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
01/01/2006 to 12/31/2006          4.738761           4.917987          125,630.0430
01/01/2007 to 12/31/2007          4.917987           6.371552          109,984.5428
01/01/2008 to 12/31/2008          6.371552           3.486398          108,723.6136
01/01/2009 to 12/31/2009          3.486398           5.460004          110,560.0000
01/01/2010 to 12/31/2010          5.460004           6.868157          108,078.6265
01/01/2011 to 12/31/2011          6.868157           6.096585           97,685.7903
01/01/2012 to 12/31/2012          6.096585           6.733097           88,731.7846
01/01/2013 to 04/26/2013          6.733097           7.038704                0.0000
--------------------------        --------           --------          ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.621630          14.769812              336.3500
01/01/2010 to 12/31/2010         14.769812          18.773125              715.3678
01/01/2011 to 12/31/2011         18.773125          15.410303            1,738.1691
01/01/2012 to 12/31/2012         15.410303          15.571040            2,586.5781
01/01/2013 to 12/31/2013         15.571040          16.988928            2,677.6384
01/01/2014 to 12/31/2014         16.988928          13.585593            3,145.2744
01/01/2015 to 12/31/2015         13.585593           8.999092            4,929.9869
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         15.611281          15.981559                0.0000
01/01/2007 to 12/31/2007         15.981559          16.377312            3,255.8265
01/01/2008 to 12/31/2008         16.377312          16.046974            4,057.3252
01/01/2009 to 12/31/2009         16.046974          16.453082            2,966.3700
01/01/2010 to 12/31/2010         16.453082          17.098382            2,977.7233
01/01/2011 to 12/31/2011         17.098382          17.731455           24,197.1499
01/01/2012 to 12/31/2012         17.731455          17.998404           23,974.6070
01/01/2013 to 12/31/2013         17.998404          17.569928           23,388.1278
01/01/2014 to 12/31/2014         17.569928          17.749720           19,596.7357
01/01/2015 to 12/31/2015         17.749720          17.539143           20,334.1059
--------------------------       ---------          ---------          ------------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         12.905737          14.545670        1,423,480.7740
01/01/2007 to 12/31/2007         14.545670          14.962968        1,152,933.2142
01/01/2008 to 12/31/2008         14.962968           8.923576        1,097,757.1175
01/01/2009 to 12/31/2009          8.923576          11.588607        1,070,302.8800
01/01/2010 to 12/31/2010         11.588607          12.765184          973,334.0886
01/01/2011 to 12/31/2011         12.765184          12.049965          894,456.8292
01/01/2012 to 12/31/2012         12.049965          13.377280          809,670.5725
01/01/2013 to 12/31/2013         13.377280          17.596592          699,262.9749
01/01/2014 to 12/31/2014         17.596592          19.145478          596,848.1110
01/01/2015 to 12/31/2015         19.145478          19.287919          517,753.4387

CLASS VA




                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.203841          10.541615           59,524.5328
01/01/2013 to 12/31/2013         10.541615          11.536399           36,221.8575
01/01/2014 to 12/31/2014         11.536399          12.193645           33,023.3202
01/01/2015 to 12/31/2015         12.193645          12.075643           38,758.8824
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996830           1.039332                0.0000
01/01/2015 to 12/31/2015          1.039332           1.013279            6,112.7026
--------------------------       ---------          ---------           -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008301           7.004420          955,843.4372
01/01/2009 to 12/31/2009          7.004420           8.919228        1,905,797.4800
01/01/2010 to 12/31/2010          8.919228           9.850085        1,947,629.4852
01/01/2011 to 12/31/2011          9.850085           9.492567        1,976,358.8441
01/01/2012 to 12/31/2012          9.492567          10.610225        1,971,182.3490
01/01/2013 to 12/31/2013         10.610225          12.383129        1,826,285.4143
01/01/2014 to 12/31/2014         12.383129          12.930227        1,710,865.2948
01/01/2015 to 12/31/2015         12.930227          12.641528        1,620,524.8038
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998301           6.353235        1,496,398.9647
01/01/2009 to 12/31/2009          6.353235           8.384885        2,286,129.1700
01/01/2010 to 12/31/2010          8.384885           9.369155        2,817,663.2734
01/01/2011 to 12/31/2011          9.369155           8.788721        2,687,079.2258
01/01/2012 to 12/31/2012          8.788721          10.051050        2,463,887.8125
01/01/2013 to 12/31/2013         10.051050          12.381326        2,290,343.0820
01/01/2014 to 12/31/2014         12.381326          12.969620        2,373,454.5448
01/01/2015 to 12/31/2015         12.969620          12.673624        2,329,429.6381
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988302           5.753720          146,286.6549
01/01/2009 to 12/31/2009          5.753720           7.868382          346,028.4400
01/01/2010 to 12/31/2010          7.868382           9.167241          314,921.7158
01/01/2011 to 12/31/2011          9.167241           8.611175          311,322.9060
01/01/2012 to 12/31/2012          8.611175           9.954287          272,023.2623
01/01/2013 to 12/31/2013          9.954287          12.720561          231,132.7579
01/01/2014 to 12/31/2014         12.720561          13.549906          203,750.2118
01/01/2015 to 12/31/2015         13.549906          14.207554          217,568.4659
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018301           7.677443       1,127,576.6519
01/01/2009 to 12/31/2009          7.677443           9.327990       1,859,549.7100
01/01/2010 to 12/31/2010          9.327990          10.094473       1,926,725.3738
01/01/2011 to 12/31/2011         10.094473           9.958552       1,676,503.4235
01/01/2012 to 12/31/2012          9.958552          10.867339       1,398,534.9254
01/01/2013 to 12/31/2013         10.867339          12.146937       1,226,806.7707
01/01/2014 to 12/31/2014         12.146937          12.689029       1,179,823.5161
01/01/2015 to 12/31/2015         12.689029          12.403158       1,070,932.1847
--------------------------       ---------          ---------       --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.136121          11.531416          68,110.7451
01/01/2013 to 12/31/2013         11.531416          10.969004          58,404.6156
01/01/2014 to 12/31/2014         10.969004          11.232053          55,291.4275
01/01/2015 to 12/31/2015         11.232053          10.000546          67,078.1874
--------------------------       ---------          ---------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.959161          10.271320          75,800.2199
01/01/2013 to 12/31/2013         10.271320          11.155889         159,477.3147
01/01/2014 to 12/31/2014         11.155889          11.634125         274,070.3383
01/01/2015 to 12/31/2015         11.634125          11.442731         320,626.0907
--------------------------       ---------          ---------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.521641          12.346921           1,050.4642
01/01/2009 to 12/31/2009         12.346921          17.828224          62,347.0700
01/01/2010 to 12/31/2010         17.828224          20.322814          96,853.0405
01/01/2011 to 12/31/2011         20.322814          20.480040          37,350.0527
01/01/2012 to 12/31/2012         20.480040          23.499166          36,230.1210
01/01/2013 to 12/31/2013         23.499166          25.297280          38,151.8512
01/01/2014 to 12/31/2014         25.297280          25.728991          38,934.9059
01/01/2015 to 12/31/2015         25.728991          24.307983          37,720.4638
--------------------------       ---------          ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.301354          19.374246         378,227.5818
01/01/2007 to 12/31/2007         19.374246          16.212180         296,865.2128
01/01/2008 to 12/31/2008         16.212180           9.310030         272,766.8610
01/01/2009 to 12/31/2009          9.310030          12.350911         276,749.2300
01/01/2010 to 12/31/2010         12.350911          14.119798         240,895.6367
01/01/2011 to 12/31/2011         14.119798          13.126372         230,365.7004
01/01/2012 to 12/31/2012         13.126372          16.282280         207,750.3041
01/01/2013 to 12/31/2013         16.282280          16.600277         202,112.5575
01/01/2014 to 12/31/2014         16.600277          18.513524         214,136.9059
01/01/2015 to 12/31/2015         18.513524          17.973286         159,397.7474
--------------------------       ---------          ---------       --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006           7.981937           7.722873      1,309,016.5352
01/01/2007 to 12/31/2007           7.722873           7.775812      1,132,131.2474
01/01/2008 to 12/31/2008           7.775812           4.666062      1,000,363.5154
01/01/2009 to 12/31/2009           4.666062           6.108653        926,110.6800
01/01/2010 to 12/31/2010           6.108653           7.445477        792,115.7498
01/01/2011 to 12/31/2011           7.445477           7.569276        987,716.1050
01/01/2012 to 12/31/2012           7.569276           8.831514        889,674.6582
01/01/2013 to 12/31/2013           8.831514          12.661135        775,042.2623
01/01/2014 to 12/31/2014          12.661135          14.821679        715,108.2165
01/01/2015 to 12/31/2015          14.821679          14.004631        644,470.0476
--------------------------        ---------          ---------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-
 ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         144.950960         148.918147              0.0000
01/01/2011 to 12/31/2011         148.918147         135.568725            295.6237
01/01/2012 to 12/31/2012         135.568725         163.525609          1,460.4416
01/01/2013 to 12/31/2013         163.525609         207.359268          4,776.4480
01/01/2014 to 04/25/2014         207.359268         215.822643              0.0000
--------------------------       ----------         ----------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006          10.622902          11.148484        505,894.7644
01/01/2007 to 12/31/2007          11.148484          10.327747        357,208.5561
01/01/2008 to 12/31/2008          10.327747           4.614768        397,019.5508
01/01/2009 to 12/31/2009           4.614768           6.269067        404,485.0000
01/01/2010 to 12/31/2010           6.269067           6.625444        357,682.8321
01/01/2011 to 04/29/2011           6.625444           7.041458              0.0000
--------------------------       ----------         ----------      --------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          13.252669          15.097059        434,701.8559
01/01/2007 to 12/31/2007          15.097059          15.323863        344,335.6135
01/01/2008 to 12/31/2008          15.323863           9.644499        240,041.7492
01/01/2009 to 12/31/2009           9.644499          12.563686        157,907.5200
01/01/2010 to 12/31/2010          12.563686          15.368239        124,562.1973
01/01/2011 to 12/31/2011          15.368239          14.180003        106,829.9427
01/01/2012 to 12/31/2012          14.180003          16.490228        101,588.8933
01/01/2013 to 12/31/2013          16.490228          21.538023         69,225.0241
01/01/2014 to 12/31/2014          21.538023          24.012189         63,894.6203
01/01/2015 to 12/31/2015          24.012189          21.486918         69,446.3544
--------------------------       ----------         ----------      --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         15.639015          19.841608          708,090.9103
01/01/2007 to 12/31/2007         19.841608          19.316263          612,651.8756
01/01/2008 to 12/31/2008         19.316263          11.242663          424,126.3200
01/01/2009 to 12/31/2009         11.242663          17.165018          373,920.8600
01/01/2010 to 12/31/2010         17.165018          19.676322          339,146.0570
01/01/2011 to 12/31/2011         19.676322          16.612290          288,623.6657
01/01/2012 to 12/31/2012         16.612290          21.139984          261,418.3372
01/01/2013 to 12/31/2013         21.139984          27.161345          221,913.1567
01/01/2014 to 12/31/2014         27.161345          25.195123          219,997.1759
01/01/2015 to 12/31/2015         25.195123          23.685785          210,970.6702
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.046910          788,059.5045
01/01/2013 to 12/31/2013          1.046910           1.049991        1,179,380.9298
01/01/2014 to 12/31/2014          1.049991           1.091538        1,051,686.1128
01/01/2015 to 12/31/2015          1.091538           1.029557          959,575.7660
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.465357          11.959052          261,367.9349
01/01/2007 to 12/31/2007         11.959052          11.480694          250,040.9111
01/01/2008 to 12/31/2008         11.480694           7.244190          268,990.4271
01/01/2009 to 12/31/2009          7.244190           9.028080          248,012.0600
01/01/2010 to 12/31/2010          9.028080          10.209672          304,913.0645
01/01/2011 to 12/31/2011         10.209672           9.903871          259,017.2604
01/01/2012 to 12/31/2012          9.903871          11.548197          212,872.4303
01/01/2013 to 12/31/2013         11.548197          15.394522          214,901.5361
01/01/2014 to 12/31/2014         15.394522          16.569280          202,506.1390
01/01/2015 to 12/31/2015         16.569280          15.340294          213,583.0685
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         25.142312          16.548422          294,989.3528
01/01/2009 to 12/31/2009         16.548422          20.617392          284,413.5500
01/01/2010 to 12/31/2010         20.617392          25.482748          252,852.3917
01/01/2011 to 12/31/2011         25.482748          24.163669          228,905.9807
01/01/2012 to 12/31/2012         24.163669          27.286655          206,980.4171
01/01/2013 to 12/31/2013         27.286655          35.009194          181,363.9431
01/01/2014 to 12/31/2014         35.009194          37.794846          163,192.9543
01/01/2015 to 12/31/2015         37.794846          33.871234          148,129.3582
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.918267          14.524142        553,414.3540
01/01/2007 to 12/31/2007         14.524142          15.882719        454,153.4011
01/01/2008 to 12/31/2008         15.882719           9.581346        412,600.5895
01/01/2009 to 12/31/2009          9.581346          12.624541        386,283.9800
01/01/2010 to 12/31/2010         12.624541          15.685173        333,357.9880
01/01/2011 to 12/31/2011         15.685173          15.277443        288,892.2802
01/01/2012 to 12/31/2012         15.277443          17.783449        247,602.7989
01/01/2013 to 12/31/2013         17.783449          24.544872        220,633.8197
01/01/2014 to 12/31/2014         24.544872          26.079209        191,304.8335
01/01/2015 to 12/31/2015         26.079209          25.239059        178,301.6002
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.148910          10.594613        121,503.5234
01/01/2014 to 12/31/2014         10.594613          10.962847        116,800.1888
01/01/2015 to 12/31/2015         10.962847          10.846366        208,060.2342
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND
 BEFORE THAT AMERICAN FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038300           8.943139         46,839.5498
01/01/2009 to 12/31/2009          8.943139           9.873009        112,898.9900
01/01/2010 to 12/31/2010          9.873009          10.314243        153,300.1883
01/01/2011 to 12/31/2011         10.314243          10.743934        219,344.8366
01/01/2012 to 12/31/2012         10.743934          11.097843        138,170.4775
01/01/2013 to 04/26/2013         11.097843          11.069111              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012743           1.048954         62,070.5999
01/01/2013 to 12/31/2013          1.048954           1.146295        222,261.1257
01/01/2014 to 12/31/2014          1.146295           1.207398        335,719.4931
01/01/2015 to 12/31/2015          1.207398           1.199459        839,723.9710
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006          9.988726          10.329074          4,845.5033
01/01/2007 to 12/31/2007         10.329074          13.001983        108,711.2677
01/01/2008 to 12/31/2008         13.001983           7.775588        169,321.2558
01/01/2009 to 12/31/2009          7.775588          10.781012        149,217.3400
01/01/2010 to 12/31/2010         10.781012          12.952026        136,322.4111
01/01/2011 to 12/31/2011         12.952026          12.564113        141,859.5060
01/01/2012 to 12/31/2012         12.564113          14.464335        110,727.3157
01/01/2013 to 12/31/2013         14.464335          16.681271         87,614.5439
01/01/2014 to 12/31/2014         16.681271          16.994178         66,555.7148
01/01/2015 to 12/31/2015         16.994178          16.938228         70,571.5679
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.068231          18.343828          755,035.3702
01/01/2007 to 12/31/2007         18.343828          19.243149          648,345.7027
01/01/2008 to 12/31/2008         19.243149          15.421699          510,096.0497
01/01/2009 to 12/31/2009         15.421699          20.768373          486,629.5600
01/01/2010 to 12/31/2010         20.768373          23.100413          428,787.0772
01/01/2011 to 12/31/2011         23.100413          23.760160          363,408.0986
01/01/2012 to 12/31/2012         23.760160          26.421594          324,381.2024
01/01/2013 to 12/31/2013         26.421594          28.090996          292,012.0085
01/01/2014 to 12/31/2014         28.090996          28.994604          251,190.3341
01/01/2015 to 12/31/2015         28.994604          27.927877          223,421.9125
--------------------------       ---------          ---------          ------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997877          10.212345            6,039.9426
01/01/2011 to 12/31/2011         10.212345          10.257514           24,923.2211
01/01/2012 to 12/31/2012         10.257514          10.839267           27,652.8566
01/01/2013 to 12/31/2013         10.839267          11.081973           55,509.9936
01/01/2014 to 12/31/2014         11.081973          10.991845           39,286.8888
01/01/2015 to 12/31/2015         10.991845          10.732412           23,001.0540
--------------------------       ---------          ---------          ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987878           9.757096           91,632.1430
01/01/2012 to 12/31/2012          9.757096          10.028733           72,506.4837
01/01/2013 to 12/31/2013         10.028733           9.989104           87,393.6539
01/01/2014 to 12/31/2014          9.989104           9.939505          114,407.0595
01/01/2015 to 12/31/2015          9.939505           9.725711          141,187.0018
--------------------------       ---------          ---------          ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998301          10.886207                0.0000
01/01/2010 to 12/31/2010         10.886207          12.170430            5,950.1434
01/01/2011 to 12/31/2011         12.170430          11.943992           11,007.6424
01/01/2012 to 12/31/2012         11.943992          13.439500            9,315.4374
01/01/2013 to 12/31/2013         13.439500          13.370076           11,030.7084
01/01/2014 to 12/31/2014         13.370076          13.314584            9,066.3898
01/01/2015 to 12/31/2015         13.314584          12.564443            7,805.2144
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.617570          13.000581          825,320.3725
01/01/2007 to 12/31/2007         13.000581          13.169061          841,388.5477
01/01/2008 to 12/31/2008         13.169061           7.674018        1,535,912.6750
01/01/2009 to 12/31/2009          7.674018          10.022737        1,400,066.7100
01/01/2010 to 12/31/2010         10.022737          11.497114        1,364,615.6660
01/01/2011 to 12/31/2011         11.497114          10.666773          936,437.0345
01/01/2012 to 12/31/2012         10.666773          12.260127          839,062.7299
01/01/2013 to 12/31/2013         12.260127          15.633590          777,351.3200
01/01/2014 to 12/31/2014         15.633590          16.176434          616,866.3906
01/01/2015 to 12/31/2015         16.176434          15.607765          583,894.4452
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.986072          10.438856         23,487.6249
01/01/2013 to 12/31/2013         10.438856          11.754454         95,553.5466
01/01/2014 to 12/31/2014         11.754454          12.690330         99,759.8163
01/01/2015 to 12/31/2015         12.690330          11.984397        111,978.5674
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078945           1.127041              0.0000
01/01/2014 to 12/31/2014          1.127041           1.212477         65,724.1605
01/01/2015 to 12/31/2015          1.212477           1.179361        356,048.5468
--------------------------       ---------          ---------        ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.219476          18.067717        591,268.6125
01/01/2007 to 12/31/2007         18.067717          17.250907        491,801.0641
01/01/2008 to 12/31/2008         17.250907          11.919451        361,320.7979
01/01/2009 to 12/31/2009         11.919451          14.840417        328,782.6600
01/01/2010 to 12/31/2010         14.840417          17.519779        289,746.7062
01/01/2011 to 12/31/2011         17.519779          15.700881        254,413.5291
01/01/2012 to 12/31/2012         15.700881          18.238666        230,462.4788
01/01/2013 to 12/31/2013         18.238666          23.785204        174,443.6760
01/01/2014 to 12/31/2014         23.785204          23.821107        149,731.4938
01/01/2015 to 12/31/2015         23.821107          22.186163        133,505.4402
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006          9.988726          10.467975        291,585.4002
01/01/2007 to 12/31/2007         10.467975          14.080259         77,966.6976
01/01/2008 to 12/31/2008         14.080259           6.164667        364,125.2526
01/01/2009 to 12/31/2009          6.164667          10.254869        410,476.1700
01/01/2010 to 12/31/2010         10.254869          12.485909        410,275.0363
01/01/2011 to 12/31/2011         12.485909           9.994683        382,555.7221
01/01/2012 to 12/31/2012          9.994683          11.699610        353,069.8090
01/01/2013 to 12/31/2013         11.699610          10.945850        349,212.7922
01/01/2014 to 12/31/2014         10.945850          10.074676        351,407.3540
01/01/2015 to 12/31/2015         10.074676           8.549479        329,244.9945
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.759052          15.908560        785,254.8395
01/01/2007 to 12/31/2007         15.908560          17.753236        652,235.7138
01/01/2008 to 12/31/2008         17.753236          10.079197        596,720.4093
01/01/2009 to 12/31/2009         10.079197          13.063369        540,968.0700
01/01/2010 to 12/31/2010         13.063369          14.336647        491,102.2681
01/01/2011 to 12/31/2011         14.336647          12.610368        452,308.2946
01/01/2012 to 12/31/2012         12.610368          14.497083        418,999.9565
01/01/2013 to 12/31/2013         14.497083          17.025678        363,367.1525
01/01/2014 to 12/31/2014         17.025678          15.598789        330,191.4479
01/01/2015 to 12/31/2015         15.598789          15.086420        306,172.7989
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999788           1.034516                0.0000
01/01/2015 to 12/31/2015          1.034516           0.962815                0.0000
--------------------------        --------           --------                ------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.170860          11.042066          447,191.6871
01/01/2007 to 12/31/2007         11.042066          12.045226          432,594.9317
01/01/2008 to 12/31/2008         12.045226          11.042431          384,673.7109
01/01/2009 to 12/31/2009         11.042431          12.834995          462,144.7100
01/01/2010 to 12/31/2010         12.834995          13.618440          474,352.0973
01/01/2011 to 12/31/2011         13.618440          14.903492          444,779.5970
01/01/2012 to 12/31/2012         14.903492          16.013001          422,754.5344
01/01/2013 to 12/31/2013         16.013001          14.304314          328,697.5153
01/01/2014 to 12/31/2014         14.304314          14.491787          288,900.9516
01/01/2015 to 12/31/2015         14.491787          13.825127          255,596.5978
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.103714          12.456484        1,588,910.0943
01/01/2007 to 12/31/2007         12.456484          13.191600        1,271,672.9875
01/01/2008 to 12/31/2008         13.191600          13.041402        1,126,122.6669
01/01/2009 to 12/31/2009         13.041402          15.155905        1,338,326.3400
01/01/2010 to 12/31/2010         15.155905          16.142116        1,292,032.1519
01/01/2011 to 12/31/2011         16.142116          16.398294        1,192,865.4435
01/01/2012 to 12/31/2012         16.398294          17.641576        1,145,734.6700
01/01/2013 to 12/31/2013         17.641576          17.037533        1,046,588.4881
01/01/2014 to 12/31/2014         17.037533          17.478695          876,449.6340
01/01/2015 to 12/31/2015         17.478695          17.210733          741,494.2528
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         13.094754          16.037793           61,906.1300
01/01/2010 to 12/31/2010         16.037793          18.306978           42,135.0744
01/01/2011 to 12/31/2011         18.306978          17.147741           35,679.2868
01/01/2012 to 12/31/2012         17.147741          18.634623           34,442.5326
01/01/2013 to 12/31/2013         18.634623          24.350383           36,693.2866
01/01/2014 to 12/31/2014         24.350383          26.596808           25,881.8827
01/01/2015 to 12/31/2015         26.596808          26.122100           23,287.7644
--------------------------       ---------          ---------        --------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         23.229967          24.376105            8,891.5389
01/01/2011 to 12/31/2011         24.376105          24.831966           16,152.9711
01/01/2012 to 12/31/2012         24.831966          27.248639           26,183.7495
01/01/2013 to 12/31/2013         27.248639          27.208078           34,966.6484
01/01/2014 to 12/31/2014         27.208078          27.979779           51,296.6141
01/01/2015 to 12/31/2015         27.979779          27.147941           36,587.9580
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.756296          10.911620          6,476.7238
01/01/2013 to 12/31/2013         10.911620          10.258227              0.0000
01/01/2014 to 12/31/2014         10.258227          10.863707            786.7459
01/01/2015 to 12/31/2015         10.863707          10.742623          9,706.4907
--------------------------       ---------          ---------          ----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215677          10.741899          2,754.7806
01/01/2014 to 12/31/2014         10.741899          11.490620          7,922.8233
01/01/2015 to 12/31/2015         11.490620          11.172311         37,538.5190
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010721           1.067048        102,507.6832
01/01/2013 to 12/31/2013          1.067048           1.156866         90,431.3613
01/01/2014 to 12/31/2014          1.156866           1.227228        121,820.1471
01/01/2015 to 12/31/2015          1.227228           1.197730        123,211.9457
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.366070           8.529438        115,046.5345
01/01/2009 to 12/31/2009          8.529438          10.488347        232,249.8700
01/01/2010 to 12/31/2010         10.488347          11.591023        287,201.3153
01/01/2011 to 12/31/2011         11.591023          11.534218        240,756.1157
01/01/2012 to 12/31/2012         11.534218          12.814640        200,506.0584
01/01/2013 to 12/31/2013         12.814640          14.249194        159,708.6713
01/01/2014 to 12/31/2014         14.249194          14.845443        154,433.3538
01/01/2015 to 12/31/2015         14.845443          14.330148        146,640.4199
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          7.746225           7.819791         35,040.3316
01/01/2009 to 12/31/2009          7.819791           9.940016         78,382.7900
01/01/2010 to 12/31/2010          9.940016          11.172483        207,630.6194
01/01/2011 to 12/31/2011         11.172483          10.766774        210,262.8165
01/01/2012 to 12/31/2012         10.766774          12.193838        170,007.8619
01/01/2013 to 12/31/2013         12.193838          14.176143        116,431.9234
01/01/2014 to 12/31/2014         14.176143          14.708912        157,390.2312
01/01/2015 to 12/31/2015         14.708912          14.147975        147,543.4499
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         48.446417          56.187289        551,658.2545
01/01/2007 to 12/31/2007         56.187289          57.377185        486,247.6436
01/01/2008 to 12/31/2008         57.377185          35.967814        411,273.3121
01/01/2009 to 12/31/2009         35.967814          41.928431        395,436.6000
01/01/2010 to 12/31/2010         41.928431          48.309957        368,915.5742
01/01/2011 to 12/31/2011         48.309957          45.660800        327,734.0317
01/01/2012 to 12/31/2012         45.660800          53.037202        287,622.0925
01/01/2013 to 12/31/2013         53.037202          69.859904        250,679.3885
01/01/2014 to 12/31/2014         69.859904          77.920551        217,560.0163
01/01/2015 to 12/31/2015         77.920551          73.970867        198,848.7158
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          7.985522           8.347710        906,011.6400
01/01/2007 to 12/31/2007          8.347710           9.668240        663,347.2356
01/01/2008 to 12/31/2008          9.668240           5.735290        573,694.3598
01/01/2009 to 12/31/2009          5.735290           8.214937        597,489.2400
01/01/2010 to 12/31/2010          8.214937          10.327880        562,329.8372
01/01/2011 to 12/31/2011         10.327880          10.001799        503,082.1328
01/01/2012 to 12/31/2012         10.001799          11.194572        449,918.8428
01/01/2013 to 12/31/2013         11.194572          15.054336        415,092.9530
01/01/2014 to 12/31/2014         15.054336          16.716356        319,662.6802
01/01/2015 to 12/31/2015         16.716356          17.557671        298,017.7516
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         13.935607          15.277449        192,488.4935
01/01/2014 to 12/31/2014         15.277449          14.539548        187,807.2959
01/01/2015 to 12/31/2015         14.539548          14.005246        184,856.7534
--------------------------       ---------          ---------        ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-
 ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088298           6.048679         88,636.9687
01/01/2009 to 12/31/2009          6.048679           8.490229        253,027.1900
01/01/2010 to 12/31/2010          8.490229           8.935936        251,717.4143
01/01/2011 to 12/31/2011          8.935936           7.541827        255,756.1243
01/01/2012 to 12/31/2012          7.541827           8.720379        229,064.7049
01/01/2013 to 04/26/2013          8.720379           9.039946              0.0000
--------------------------       ---------          ---------        ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         14.191970          14.675475          5,525.9400
01/01/2010 to 12/31/2010         14.675475          15.266288          8,220.3652
01/01/2011 to 12/31/2011         15.266288          16.106936         12,950.0858
01/01/2012 to 12/31/2012         16.106936          16.426112          9,286.0906
01/01/2013 to 12/31/2013         16.426112          15.757749         36,995.0079
01/01/2014 to 12/31/2014         15.757749          16.362498         40,853.4368
01/01/2015 to 12/31/2015         16.362498          16.101757         39,077.4757
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          9.995128          10.289723          870,039.9434
01/01/2007 to 12/31/2007         10.289723          10.618348        1,169,493.5887
01/01/2008 to 12/31/2008         10.618348          10.726329        2,284,101.6264
01/01/2009 to 12/31/2009         10.726329          10.588094        1,525,154.2500
01/01/2010 to 12/31/2010         10.588094          10.425239        1,205,546.9615
01/01/2011 to 12/31/2011         10.425239          10.265326          942,625.3766
01/01/2012 to 12/31/2012         10.265326          10.106578        1,086,706.2707
01/01/2013 to 12/31/2013         10.106578           9.951130          792,241.1538
01/01/2014 to 12/31/2014          9.951130           9.798073          728,579.0273
01/01/2015 to 12/31/2015          9.798073           9.647370          553,699.2579
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.819915          17.648988           63,399.9737
01/01/2014 to 12/31/2014         17.648988          19.267510           45,332.7249
01/01/2015 to 12/31/2015         19.267510          19.465214           43,015.5202
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2006 to 12/31/2006         12.175337          12.716515          120,339.3706
01/01/2007 to 12/31/2007         12.716515          15.543311          134,321.4342
01/01/2008 to 12/31/2008         15.543311           7.912081          166,760.8015
01/01/2009 to 12/31/2009          7.912081          11.464744          131,729.3500
01/01/2010 to 12/31/2010         11.464744          14.354847           75,894.6757
01/01/2011 to 12/31/2011         14.354847          13.079300           95,516.9448
01/01/2012 to 12/31/2012         13.079300          13.652250           81,391.2387
01/01/2013 to 04/26/2013         13.652250          14.724380                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.668521          11.779506          502,942.2258
01/01/2007 to 12/31/2007         11.779506          12.918182          451,175.1090
01/01/2008 to 12/31/2008         12.918182           8.070513          433,623.7697
01/01/2009 to 12/31/2009          8.070513          11.090236          363,240.7200
01/01/2010 to 12/31/2010         11.090236          12.155181          344,473.9317
01/01/2011 to 12/31/2011         12.155181          11.995148          324,999.5625
01/01/2012 to 12/31/2012         11.995148          13.646987          544,829.0387
01/01/2013 to 12/31/2013         13.646987          18.372896          462,359.5514
01/01/2014 to 12/31/2014         18.372896          19.672009          405,129.0160
01/01/2015 to 12/31/2015         19.672009          21.410904          349,058.0769
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007          9.565084           9.981362           50,306.4617
01/01/2008 to 12/31/2008          9.981362           5.718913          350,930.5917
01/01/2009 to 12/31/2009          5.718913           6.940210          194,389.4800
01/01/2010 to 12/31/2010          6.940210           7.884813          154,646.0355
01/01/2011 to 12/31/2011          7.884813           7.465675          218,057.8904
01/01/2012 to 12/31/2012          7.465675           8.281762          145,710.4554
01/01/2013 to 04/26/2013          8.281762           8.895884                0.0000
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.567167           9.078212          844,510.6626
01/01/2007 to 12/31/2007          9.078212          10.214981          762,423.8995
01/01/2008 to 12/31/2008         10.214981           5.436980          679,472.6189
01/01/2009 to 12/31/2009          5.436980           7.692918          545,880.7200
01/01/2010 to 12/31/2010          7.692918           8.286415          492,118.1202
01/01/2011 to 12/31/2011          8.286415           8.046579          434,488.9432
01/01/2012 to 04/27/2012          8.046579           9.047954                0.0000
--------------------------       ---------          ---------          ------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.236413          17.933554          397,406.9629
01/01/2007 to 12/31/2007         17.933554          16.407030          360,709.1911
01/01/2008 to 12/31/2008         16.407030           8.701509          297,363.5059
01/01/2009 to 12/31/2009          8.701509          12.097394          272,777.0400
01/01/2010 to 12/31/2010         12.097394          13.669557          225,373.0875
01/01/2011 to 12/31/2011         13.669557          14.333336          234,294.1868
01/01/2012 to 12/31/2012         14.333336          15.746118          196,773.5114
01/01/2013 to 12/31/2013         15.746118          21.164392          184,312.5602
01/01/2014 to 12/31/2014         21.164392          21.187694          151,309.0082
01/01/2015 to 12/31/2015         21.187694          18.845513          135,193.3847
--------------------------       ---------          ---------          ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.065301          10.133319                0.0000
01/01/2009 to 12/31/2009         10.133319          14.239504                0.0000
01/01/2010 to 12/31/2010         14.239504          17.187816            3,017.5166
01/01/2011 to 12/31/2011         17.187816          14.173361            5,191.3554
01/01/2012 to 12/31/2012         14.173361          16.452693            5,247.6354
01/01/2013 to 12/31/2013         16.452693          20.671154            8,103.1670
01/01/2014 to 12/31/2014         20.671154          18.990638            6,421.8870
01/01/2015 to 12/31/2015         18.990638          19.774671            6,500.9857
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.760325          14.018688            3,221.2296
01/01/2015 to 12/31/2015         14.018688          13.722248           56,458.9711
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.356889          14.743659        4,407,926.8676
01/01/2015 to 12/31/2015         14.743659          14.361077        3,810,842.1741
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.399957          11.123726           823,532.3698
01/01/2007 to 12/31/2007         11.123726          11.600009         1,586,151.4732
01/01/2008 to 12/31/2008         11.600009           9.062519         2,159,486.8389
01/01/2009 to 12/31/2009          9.062519          10.967254         2,497,299.8200
01/01/2010 to 12/31/2010         10.967254          11.975937         2,177,429.4981
01/01/2011 to 12/31/2011         11.975937          12.001477         2,115,155.9229
01/01/2012 to 12/31/2012         12.001477          13.105255         2,297,530.1270
01/01/2013 to 12/31/2013         13.105255          14.075290         1,879,942.8260
01/01/2014 to 04/25/2014         14.075290          14.184385                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.657886          11.568201         2,333,121.2151
01/01/2007 to 12/31/2007         11.568201          12.096278         3,288,268.4774
01/01/2008 to 12/31/2008         12.096278           8.763057         3,598,191.9541
01/01/2009 to 12/31/2009          8.763057          10.879096         3,979,307.5900
01/01/2010 to 12/31/2010         10.879096          12.040052         3,901,048.6063
01/01/2011 to 12/31/2011         12.040052          11.841405         3,935,094.1230
01/01/2012 to 12/31/2012         11.841405          13.103329         3,530,442.6122
01/01/2013 to 12/31/2013         13.103329          14.737182         3,171,181.0548
01/01/2014 to 04/25/2014         14.737182          14.795444                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.764283          15.276918         7,087,722.8999
01/01/2015 to 12/31/2015         15.276918          14.851241         6,334,125.1094
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.962390          12.087152         7,552,375.9678
01/01/2007 to 12/31/2007         12.087152          12.481300         9,324,716.7248
01/01/2008 to 12/31/2008         12.481300           8.364141        10,849,770.5766
01/01/2009 to 12/31/2009          8.364141          10.569112        10,269,763.0200
01/01/2010 to 12/31/2010         10.569112          11.820410         9,751,532.9934
01/01/2011 to 12/31/2011         11.820410          11.440794         9,159,590.7551
01/01/2012 to 12/31/2012         11.440794          12.833143         8,345,063.0100
01/01/2013 to 12/31/2013         12.833143          15.089511         7,600,157.5873
01/01/2014 to 04/25/2014         15.089511          15.103578                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.737691          15.337387         9,384,594.2136
01/01/2015 to 12/31/2015         15.337387          14.845337         8,521,779.2866
--------------------------       ---------          ---------        ---------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.393996          12.744446         8,566,094.0713
01/01/2007 to 12/31/2007         12.744446          13.137431        11,512,392.7137
01/01/2008 to 12/31/2008         13.137431           8.036651        12,124,140.4414
01/01/2009 to 12/31/2009          8.036651          10.294738        11,480,758.2200
01/01/2010 to 12/31/2010         10.294738          11.706585        11,011,636.7263
01/01/2011 to 12/31/2011         11.706585          11.080407        10,438,656.6604
01/01/2012 to 12/31/2012         11.080407          12.624065         9,999,961.7509
01/01/2013 to 12/31/2013         12.624065          15.651096        10,020,906.3295
01/01/2014 to 04/25/2014         15.651096          15.580490                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998301           7.026370           586,127.7145
01/01/2009 to 12/31/2009          7.026370           8.893585           877,303.5700
01/01/2010 to 12/31/2010          8.893585           9.636546         1,095,803.9949
01/01/2011 to 12/31/2011          9.636546           9.321590           950,200.6864
01/01/2012 to 12/31/2012          9.321590          10.657275           978,490.6907
01/01/2013 to 04/26/2013         10.657275          11.467659                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.934843          13.616598                 0.0000
01/01/2010 to 12/31/2010         13.616598          16.882236             2,093.8174
01/01/2011 to 12/31/2011         16.882236          16.250831             6,628.1527
01/01/2012 to 12/31/2012         16.250831          18.762206             8,509.7577
01/01/2013 to 12/31/2013         18.762206          24.524407             8,608.0435
01/01/2014 to 12/31/2014         24.524407          26.371729            15,135.3832
01/01/2015 to 12/31/2015         26.371729          25.270873            11,757.7587
--------------------------       ---------          ---------        ---------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.627388          13.190324           213,766.2941
01/01/2007 to 12/31/2007         13.190324          13.635141           221,264.4210
01/01/2008 to 12/31/2008         13.635141           8.424388           216,440.5197
01/01/2009 to 12/31/2009          8.424388          10.446974           190,401.0500
01/01/2010 to 12/31/2010         10.446974          11.779268           168,592.6342
01/01/2011 to 12/31/2011         11.779268          11.790488           177,264.0412
01/01/2012 to 12/31/2012         11.790488          13.401926           146,636.0088
01/01/2013 to 12/31/2013         13.401926          17.382241            96,688.3209
01/01/2014 to 12/31/2014         17.382241          19.360613           110,598.1876
01/01/2015 to 12/31/2015         19.360613          19.240792           117,904.1059
--------------------------       ---------          ---------        ---------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.482830          21.574246            97,607.7969
01/01/2014 to 12/31/2014         21.574246          23.486045            91,526.4498
01/01/2015 to 12/31/2015         23.486045          23.040527            79,534.8769
--------------------------       ---------          ---------        ---------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998301           6.593315         37,172.7960
01/01/2009 to 12/31/2009          6.593315           8.107374        132,880.4000
01/01/2010 to 12/31/2010          8.107374           8.862691        172,740.9336
01/01/2011 to 12/31/2011          8.862691           8.678933        201,264.2905
01/01/2012 to 12/31/2012          8.678933           9.733885        173,253.4134
01/01/2013 to 04/26/2013          9.733885          10.657517              0.0000
--------------------------        --------          ---------        ------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          9.084172          11.694698              0.0000
01/01/2010 to 12/31/2010         11.694698          12.408974          1,637.9808
01/01/2011 to 12/31/2011         12.408974          10.672477          1,743.8301
01/01/2012 to 12/31/2012         10.672477          12.392538              0.0000
01/01/2013 to 12/31/2013         12.392538          14.817713              0.0000
01/01/2014 to 12/31/2014         14.817713          13.666180          4,931.6370
01/01/2015 to 12/31/2015         13.666180          13.279593          5,692.6090
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.689669          24.563132         61,532.2303
01/01/2014 to 12/31/2014         24.563132          24.112658         55,751.6903
01/01/2015 to 12/31/2015         24.112658          23.832007         42,427.8436
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2006 to 12/31/2006         14.365513          16.220973        134,582.3983
01/01/2007 to 12/31/2007         16.220973          15.537282        137,261.7284
01/01/2008 to 12/31/2008         15.537282           9.438452        122,521.4422
01/01/2009 to 12/31/2009          9.438452          12.709651        133,468.2100
01/01/2010 to 12/31/2010         12.709651          15.374940        133,230.1827
01/01/2011 to 12/31/2011         15.374940          14.340195        101,338.5884
01/01/2012 to 12/31/2012         14.340195          14.864760         84,563.8075
01/01/2013 to 04/26/2013         14.864760          16.109809              0.0000
--------------------------       ---------          ---------        ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.260792          13.846549              0.0000
01/01/2010 to 12/31/2010         13.846549          17.252923          4,759.2141
01/01/2011 to 12/31/2011         17.252923          16.252871          1,396.6129
01/01/2012 to 12/31/2012         16.252871          18.553158            458.4027
01/01/2013 to 12/31/2013         18.553158          25.231826          5,375.8055
01/01/2014 to 12/31/2014         25.231826          26.018865          7,576.8983
01/01/2015 to 12/31/2015         26.018865          24.456492         16,079.5753
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.050592          21.507664        251,683.9892
01/01/2014 to 12/31/2014         21.507664          23.045926        246,563.2527
01/01/2015 to 12/31/2015         23.045926          25.076944        196,554.6495
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
01/01/2006 to 12/31/2006          4.717416           4.893393          180,050.3606
01/01/2007 to 12/31/2007          4.893393           6.336505          282,587.0288
01/01/2008 to 12/31/2008          6.336505           3.465479          368,809.9524
01/01/2009 to 12/31/2009          3.465479           5.424533          317,879.3700
01/01/2010 to 12/31/2010          5.424533           6.820134          320,664.4901
01/01/2011 to 12/31/2011          6.820134           6.050937          354,105.7174
01/01/2012 to 12/31/2012          6.050937           6.679328          280,696.4979
01/01/2013 to 04/26/2013          6.679328           6.981386                0.0000
--------------------------        --------           --------          ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.618661          14.761175            6,395.6400
01/01/2010 to 12/31/2010         14.761175          18.752786            6,699.3213
01/01/2011 to 12/31/2011         18.752786          15.385924            7,572.2550
01/01/2012 to 12/31/2012         15.385924          15.538597            7,769.1703
01/01/2013 to 12/31/2013         15.538597          16.945060           15,135.0075
01/01/2014 to 12/31/2014         16.945060          13.543729           19,102.5613
01/01/2015 to 12/31/2015         13.543729           8.966866           22,620.1173
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         15.524317          15.884610              956.2114
01/01/2007 to 12/31/2007         15.884610          16.269782            1,574.9014
01/01/2008 to 12/31/2008         16.269782          15.933627            7,981.1337
01/01/2009 to 12/31/2009         15.933627          16.328707           46,000.8400
01/01/2010 to 12/31/2010         16.328707          16.960653           52,317.2259
01/01/2011 to 12/31/2011         16.960653          17.579867           17,883.7229
01/01/2012 to 12/31/2012         17.579867          17.835571           14,057.1652
01/01/2013 to 12/31/2013         17.835571          17.402272           11,054.6297
01/01/2014 to 12/31/2014         17.402272          17.571568            8,437.0857
01/01/2015 to 12/31/2015         17.571568          17.354429            7,964.1831
--------------------------       ---------          ---------          ------------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         12.847742          14.473087        1,782,337.8118
01/01/2007 to 12/31/2007         14.473087          14.880819        1,495,654.1766
01/01/2008 to 12/31/2008         14.880819           8.870125        1,234,431.6681
01/01/2009 to 12/31/2009          8.870125          11.513436        1,195,568.3200
01/01/2010 to 12/31/2010         11.513436          12.676051        1,115,707.0529
01/01/2011 to 12/31/2011         12.676051          11.959860        1,027,299.5651
01/01/2012 to 12/31/2012         11.959860          13.270583          935,096.9332
01/01/2013 to 12/31/2013         13.270583          17.447529          772,027.7312
01/01/2014 to 12/31/2014         17.447529          18.973811          645,530.0514
01/01/2015 to 12/31/2015         18.973811          19.105426          559,895.7047

CLASS VA




                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.193556          10.523925         23,150.1404
01/01/2013 to 12/31/2013         10.523925          11.505530         36,296.3676
01/01/2014 to 12/31/2014         11.505530          12.148862         38,075.9934
01/01/2015 to 12/31/2015         12.148862          12.019266         29,361.1518
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996816           1.038614              0.0000
01/01/2015 to 12/31/2015          1.038614           1.011568              0.0000
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008191           6.999592        262,018.3370
01/01/2009 to 12/31/2009          6.999592           8.904173        293,594.3300
01/01/2010 to 12/31/2010          8.904173           9.823637        437,715.0320
01/01/2011 to 12/31/2011          9.823637           9.457635        619,858.7223
01/01/2012 to 12/31/2012          9.457635          10.560561        527,047.5359
01/01/2013 to 12/31/2013         10.560561          12.312852        466,188.9874
01/01/2014 to 12/31/2014         12.312852          12.843992        437,931.4081
01/01/2015 to 12/31/2015         12.843992          12.544662        284,954.3788
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998192           6.348852        301,878.8158
01/01/2009 to 12/31/2009          6.348852           8.370726        348,859.9500
01/01/2010 to 12/31/2010          8.370726           9.343994        362,485.6331
01/01/2011 to 12/31/2011          9.343994           8.756372        392,835.4769
01/01/2012 to 12/31/2012          8.756372          10.003997        364,710.5667
01/01/2013 to 12/31/2013         10.003997          12.311051        282,300.6189
01/01/2014 to 12/31/2014         12.311051          12.883114        326,789.5242
01/01/2015 to 12/31/2015         12.883114          12.576505        281,746.2743
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988192           5.749746         25,049.8499
01/01/2009 to 12/31/2009          5.749746           7.855089        111,585.8100
01/01/2010 to 12/31/2010          7.855089           9.142614        112,723.6956
01/01/2011 to 12/31/2011          9.142614           8.579473         90,193.6176
01/01/2012 to 12/31/2012          8.579473           9.907680         98,695.1822
01/01/2013 to 12/31/2013          9.907680          12.648353         96,409.1616
01/01/2014 to 12/31/2014         12.648353          13.459522         97,023.6090
01/01/2015 to 12/31/2015         13.459522          14.098675         96,669.2036
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018191           7.672156        185,062.7327
01/01/2009 to 12/31/2009          7.672156           9.312251        227,932.0100
01/01/2010 to 12/31/2010          9.312251          10.067374        281,795.4560
01/01/2011 to 12/31/2011         10.067374           9.921913        303,799.5328
01/01/2012 to 12/31/2012          9.921913          10.816479        310,701.3148
01/01/2013 to 12/31/2013         10.816479          12.078006        130,408.4905
01/01/2014 to 12/31/2014         12.078006          12.604410        120,193.7737
01/01/2015 to 12/31/2015         12.604410          12.308127        100,673.4690
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.124600          11.511758         50,000.7473
01/01/2013 to 12/31/2013         11.511758          10.939356         48,950.7582
01/01/2014 to 12/31/2014         10.939356          11.190495         39,458.9681
01/01/2015 to 12/31/2015         11.190495           9.953575         30,963.8497
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.949122          10.254082         40,627.4999
01/01/2013 to 12/31/2013         10.254082          11.126036         98,345.1228
01/01/2014 to 12/31/2014         11.126036          11.591394         97,126.7225
01/01/2015 to 12/31/2015         11.591394          11.389303         87,315.7295
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.329982          12.195423          2,261.7523
01/01/2009 to 12/31/2009         12.195423          17.591890         17,794.7400
01/01/2010 to 12/31/2010         17.591890          20.033380         46,153.6390
01/01/2011 to 12/31/2011         20.033380          20.168240         30,105.1747
01/01/2012 to 12/31/2012         20.168240          23.118155         34,319.3431
01/01/2013 to 12/31/2013         23.118155          24.862243         45,700.9973
01/01/2014 to 12/31/2014         24.862243          25.261255         44,085.8275
01/01/2015 to 12/31/2015         25.261255          23.842215         43,191.3720
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.277527          19.322711        431,641.1974
01/01/2007 to 12/31/2007         19.322711          16.152793        318,515.9311
01/01/2008 to 12/31/2008         16.152793           9.266596        283,983.2311
01/01/2009 to 12/31/2009          9.266596          12.280998        264,500.0400
01/01/2010 to 12/31/2010         12.280998          14.025858        235,103.1539
01/01/2011 to 12/31/2011         14.025858          13.026028        215,937.4181
01/01/2012 to 12/31/2012         13.026028          16.141583        204,531.3882
01/01/2013 to 12/31/2013         16.141583          16.440377        185,105.4259
01/01/2014 to 12/31/2014         16.440377          18.316874        172,852.7576
01/01/2015 to 12/31/2015         18.316874          17.764593        156,830.1865
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006           7.943847           7.678353      1,645,430.2590
01/01/2007 to 12/31/2007           7.678353           7.723216      1,432,771.5576
01/01/2008 to 12/31/2008           7.723216           4.629841      1,260,423.9006
01/01/2009 to 12/31/2009           4.629841           6.055174      1,124,474.5500
01/01/2010 to 12/31/2010           6.055174           7.372926        962,269.7439
01/01/2011 to 12/31/2011           7.372926           7.488041        959,691.6583
01/01/2012 to 12/31/2012           7.488041           8.727953        829,658.2845
01/01/2013 to 12/31/2013           8.727953          12.500172        705,742.6383
01/01/2014 to 12/31/2014          12.500172          14.618625        624,157.2520
01/01/2015 to 12/31/2015          14.618625          13.798955        562,161.4499
--------------------------        ---------          ---------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-
 ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         140.928841         144.689994             15.9878
01/01/2011 to 12/31/2011         144.689994         131.588146            985.7678
01/01/2012 to 12/31/2012         131.588146         158.564774            979.6271
01/01/2013 to 12/31/2013         158.564774         200.867763            747.7896
01/01/2014 to 04/25/2014         200.867763         209.000348              0.0000
--------------------------       ----------         ----------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006          10.621157          11.135542        274,472.5365
01/01/2007 to 12/31/2007          11.135542          10.305387        214,294.0251
01/01/2008 to 12/31/2008          10.305387           4.600138        213,641.6730
01/01/2009 to 12/31/2009           4.600138           6.242944        197,464.6700
01/01/2010 to 12/31/2010           6.242944           6.591246        197,210.7906
01/01/2011 to 04/29/2011           6.591246           7.002829              0.0000
--------------------------       ----------         ----------      --------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          13.230588          15.056884        196,663.5853
01/01/2007 to 12/31/2007          15.056884          15.267724        183,925.9084
01/01/2008 to 12/31/2008          15.267724           9.599510        145,317.0505
01/01/2009 to 12/31/2009           9.599510          12.492580        135,131.6800
01/01/2010 to 12/31/2010          12.492580          15.266007        115,778.2577
01/01/2011 to 12/31/2011          15.266007          14.071615        110,467.2548
01/01/2012 to 12/31/2012          14.071615          16.347741         96,113.1603
01/01/2013 to 12/31/2013          16.347741          21.330590         79,129.1149
01/01/2014 to 12/31/2014          21.330590          23.757158         77,071.9942
01/01/2015 to 12/31/2015          23.757158          21.237440         76,232.0804
--------------------------       ----------         ----------      --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         15.573010          19.738183       508,578.8353
01/01/2007 to 12/31/2007         19.738183          19.196255       468,248.8267
01/01/2008 to 12/31/2008         19.196255          11.161587       397,748.9575
01/01/2009 to 12/31/2009         11.161587          17.024193       370,385.6300
01/01/2010 to 12/31/2010         17.024193          19.495409       349,291.8637
01/01/2011 to 12/31/2011         19.495409          16.443106       324,112.2935
01/01/2012 to 12/31/2012         16.443106          20.903672       283,076.1862
01/01/2013 to 12/31/2013         20.903672          26.830898       254,564.4469
01/01/2014 to 12/31/2014         26.830898          24.863707       226,173.5527
01/01/2015 to 12/31/2015         24.863707          23.350843       208,484.5355
--------------------------       ---------          ---------       ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010672           1.046190       669,786.3310
01/01/2013 to 12/31/2013          1.046190           1.048221       504,790.7826
01/01/2014 to 12/31/2014          1.048221           1.088609       425,075.7141
01/01/2015 to 12/31/2015          1.088609           1.025766       332,709.3010
--------------------------       ---------          ---------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.458340          11.939126       432,481.7855
01/01/2007 to 12/31/2007         11.939126          11.450048       396,995.8450
01/01/2008 to 12/31/2008         11.450048           7.217589       344,939.7706
01/01/2009 to 12/31/2009          7.217589           8.987134       353,692.5800
01/01/2010 to 12/31/2010          8.987134          10.155246       335,469.3959
01/01/2011 to 12/31/2011         10.155246           9.843209       308,485.8477
01/01/2012 to 12/31/2012          9.843209          11.474433       247,968.6637
01/01/2013 to 12/31/2013         11.474433          15.281396       261,124.0450
01/01/2014 to 12/31/2014         15.281396          16.431078       233,052.5696
01/01/2015 to 12/31/2015         16.431078          15.197128       211,879.3213
--------------------------       ---------          ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         24.965038          16.420585       538,320.0572
01/01/2009 to 12/31/2009         16.420585          20.437665       503,551.7800
01/01/2010 to 12/31/2010         20.437665          25.235389       433,568.9390
01/01/2011 to 12/31/2011         25.235389          23.905232       376,060.7178
01/01/2012 to 12/31/2012         23.905232          26.967694       331,954.8656
01/01/2013 to 12/31/2013         26.967694          34.565396       282,119.9241
01/01/2014 to 12/31/2014         34.565396          37.278435       247,815.7705
01/01/2015 to 12/31/2015         37.278435          33.375015       226,914.5606
--------------------------       ---------          ---------       ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.863783          14.448465        777,132.0016
01/01/2007 to 12/31/2007         14.448465          15.784081        623,331.2147
01/01/2008 to 12/31/2008         15.784081           9.512270        522,091.2710
01/01/2009 to 12/31/2009          9.512270          12.520996        494,629.7400
01/01/2010 to 12/31/2010         12.520996          15.540993        430,112.0260
01/01/2011 to 12/31/2011         15.540993          15.121905        381,242.4072
01/01/2012 to 12/31/2012         15.121905          17.584715        319,962.5374
01/01/2013 to 12/31/2013         17.584715          24.246340        283,830.4420
01/01/2014 to 12/31/2014         24.246340          25.736259        263,370.8828
01/01/2015 to 12/31/2015         25.736259          24.882250        235,110.7350
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.093127          10.534498         21,127.3761
01/01/2014 to 12/31/2014         10.534498          10.889748         21,064.9923
01/01/2015 to 12/31/2015         10.889748          10.763273         21,001.3593
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND
 BEFORE THAT AMERICAN FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038190           8.936988         26,327.2864
01/01/2009 to 12/31/2009          8.936988           9.856360         53,615.6600
01/01/2010 to 12/31/2010          9.856360          10.286561         44,248.9136
01/01/2011 to 12/31/2011         10.286561          10.704420         41,767.8518
01/01/2012 to 12/31/2012         10.704420          11.045917         43,928.8479
01/01/2013 to 04/26/2013         11.045917          11.017198              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012726           1.048233        253,930.9724
01/01/2013 to 12/31/2013          1.048233           1.144363        340,694.7303
01/01/2014 to 12/31/2014          1.144363           1.204158        373,318.1139
01/01/2015 to 12/31/2015          1.204158           1.195044        364,349.3775
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006          9.988644          10.322142              0.0000
01/01/2007 to 12/31/2007         10.322142          12.980214         26,979.7464
01/01/2008 to 12/31/2008         12.980214           7.754770         39,834.4196
01/01/2009 to 12/31/2009          7.754770          10.741407         44,736.6600
01/01/2010 to 12/31/2010         10.741407          12.891564         53,991.6914
01/01/2011 to 12/31/2011         12.891564          12.492986         72,580.5568
01/01/2012 to 12/31/2012         12.492986          14.368003         44,582.6411
01/01/2013 to 12/31/2013         14.368003          16.553618         42,733.4063
01/01/2014 to 12/31/2014         16.553618          16.847273         42,020.4666
01/01/2015 to 12/31/2015         16.847273          16.775017         41,050.2815
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.986823          18.238141        1,217,495.8032
01/01/2007 to 12/31/2007         18.238141          19.113056        1,099,384.7378
01/01/2008 to 12/31/2008         19.113056          15.302076          875,259.1147
01/01/2009 to 12/31/2009         15.302076          20.586701          788,356.3700
01/01/2010 to 12/31/2010         20.586701          22.875466          714,241.2804
01/01/2011 to 12/31/2011         22.875466          23.505333          631,248.8694
01/01/2012 to 12/31/2012         23.505333          26.111964          576,708.8517
01/01/2013 to 12/31/2013         26.111964          27.734056          500,702.0517
01/01/2014 to 12/31/2014         27.734056          28.597570          459,829.4242
01/01/2015 to 12/31/2015         28.597570          27.517908          411,473.2304
--------------------------       ---------          ---------        --------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997740          10.205438              974.7689
01/01/2011 to 12/31/2011         10.205438          10.240357           13,455.9965
01/01/2012 to 12/31/2012         10.240357          10.810264           14,160.0906
01/01/2013 to 12/31/2013         10.810264          11.041274           27,394.7725
01/01/2014 to 12/31/2014         11.041274          10.940529           26,315.6341
01/01/2015 to 12/31/2015         10.940529          10.671627           24,091.6866
--------------------------       ---------          ---------        --------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987741           9.750493          100,515.5377
01/01/2012 to 12/31/2012          9.750493          10.011875           99,181.1616
01/01/2013 to 12/31/2013         10.011875           9.962344          129,648.9158
01/01/2014 to 12/31/2014          9.962344           9.902968          132,106.8158
01/01/2015 to 12/31/2015          9.902968           9.680273          191,841.6085
--------------------------       ---------          ---------        --------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998192          10.878904                0.0000
01/01/2010 to 12/31/2010         10.878904          12.150119              373.6083
01/01/2011 to 12/31/2011         12.150119          11.912168                0.0000
01/01/2012 to 12/31/2012         11.912168          13.390224                0.0000
01/01/2013 to 12/31/2013         13.390224          13.307738                0.0000
01/01/2014 to 12/31/2014         13.307738          13.239254                0.0000
01/01/2015 to 12/31/2015         13.239254          12.480860                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.604154          12.972623          932,223.4427
01/01/2007 to 12/31/2007         12.972623          13.127531          801,086.3843
01/01/2008 to 12/31/2008         13.127531           7.642126        1,877,780.8910
01/01/2009 to 12/31/2009          7.642126           9.971104        1,805,575.4300
01/01/2010 to 12/31/2010          9.971104          11.426466        1,703,935.3171
01/01/2011 to 12/31/2011         11.426466          10.590647        1,475,021.8225
01/01/2012 to 12/31/2012         10.590647          12.160401        1,278,085.9257
01/01/2013 to 12/31/2013         12.160401          15.490933        1,155,739.8757
01/01/2014 to 12/31/2014         15.490933          16.012798        1,011,415.4208
01/01/2015 to 12/31/2015         16.012798          15.434431          908,458.2839
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.976006          10.421339           59,460.1030
01/01/2013 to 12/31/2013         10.421339          11.723002          112,796.5477
01/01/2014 to 12/31/2014         11.723002          12.643725          123,840.1809
01/01/2015 to 12/31/2015         12.643725          11.928444          194,041.3172
--------------------------       ---------          ---------          ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078419           1.125733          129,725.2076
01/01/2014 to 12/31/2014          1.125733           1.209859          137,530.2281
01/01/2015 to 12/31/2015          1.209859           1.175638          480,043.6599
--------------------------       ---------          ---------          ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.160130          17.983664          622,328.8281
01/01/2007 to 12/31/2007         17.983664          17.153385          554,229.9754
01/01/2008 to 12/31/2008         17.153385          11.840161          453,622.6730
01/01/2009 to 12/31/2009         11.840161          14.726955          437,967.3100
01/01/2010 to 12/31/2010         14.726955          17.368472          409,640.4970
01/01/2011 to 12/31/2011         17.368472          15.549747          357,783.6433
01/01/2012 to 12/31/2012         15.549747          18.044960          288,839.3804
01/01/2013 to 12/31/2013         18.044960          23.509085          255,435.4932
01/01/2014 to 12/31/2014         23.509085          23.521029          222,151.9762
01/01/2015 to 12/31/2015         23.521029          21.884772          203,065.6229
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006          9.988644          10.460946            4,310.7289
01/01/2007 to 12/31/2007         10.460946          14.056678           37,369.9794
01/01/2008 to 12/31/2008         14.056678           6.148147          299,044.2081
01/01/2009 to 12/31/2009          6.148147          10.217171          519,731.2100
01/01/2010 to 12/31/2010         10.217171          12.427597          536,022.3710
01/01/2011 to 12/31/2011         12.427597           9.938069          323,403.4527
01/01/2012 to 12/31/2012          9.938069          11.621652          288,183.6798
01/01/2013 to 12/31/2013         11.621652          10.862041          274,993.3699
01/01/2014 to 12/31/2014         10.862041           9.987536          275,583.2739
01/01/2015 to 12/31/2015          9.987536           8.467047          266,437.2249
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.698204          15.829203        1,407,133.1390
01/01/2007 to 12/31/2007         15.829203          17.646923        1,169,698.7894
01/01/2008 to 12/31/2008         17.646923          10.008772          996,440.7431
01/01/2009 to 12/31/2009         10.008772          12.959129          923,468.7600
01/01/2010 to 12/31/2010         12.959129          14.208054          879,181.4989
01/01/2011 to 12/31/2011         14.208054          12.484782          811,492.2697
01/01/2012 to 12/31/2012         12.484782          14.338294          687,157.9602
01/01/2013 to 12/31/2013         14.338294          16.822371          610,656.1413
01/01/2014 to 12/31/2014         16.822371          15.397104          578,378.3784
01/01/2015 to 12/31/2015         15.397104          14.876468          518,716.6335
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999774           1.033802                0.0000
01/01/2015 to 12/31/2015          1.033802           0.961188                0.0000
--------------------------        --------           --------                ------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.141080          11.001649          528,394.1723
01/01/2007 to 12/31/2007         11.001649          11.989080          474,331.6052
01/01/2008 to 12/31/2008         11.989080          10.979939          761,461.4361
01/01/2009 to 12/31/2009         10.979939          12.749612          402,376.5800
01/01/2010 to 12/31/2010         12.749612          13.514326          372,861.4424
01/01/2011 to 12/31/2011         13.514326          14.774818          336,942.7620
01/01/2012 to 12/31/2012         14.774818          15.858800          293,165.4416
01/01/2013 to 12/31/2013         15.858800          14.152398          264,576.1643
01/01/2014 to 12/31/2014         14.152398          14.323547          247,595.1862
01/01/2015 to 12/31/2015         14.323547          13.650960          220,205.9480
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.045993          12.384722        2,757,324.6750
01/01/2007 to 12/31/2007         12.384722          13.102425        2,253,473.7136
01/01/2008 to 12/31/2008         13.102425          12.940264        2,302,653.2914
01/01/2009 to 12/31/2009         12.940264          15.023346        1,996,167.5900
01/01/2010 to 12/31/2010         15.023346          15.984943        1,878,577.1860
01/01/2011 to 12/31/2011         15.984943          16.222440        1,653,302.6824
01/01/2012 to 12/31/2012         16.222440          17.434855        1,568,092.3363
01/01/2013 to 12/31/2013         17.434855          16.821055        1,338,467.6090
01/01/2014 to 12/31/2014         16.821055          17.239364        1,249,745.7591
01/01/2015 to 12/31/2015         17.239364          16.958101        1,139,096.3594
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         12.896490          15.784564          219,658.7200
01/01/2010 to 12/31/2010         15.784564          17.999926          193,556.9963
01/01/2011 to 12/31/2011         17.999926          16.843308          179,021.9674
01/01/2012 to 12/31/2012         16.843308          18.285402          168,066.6978
01/01/2013 to 12/31/2013         18.285402          23.870178          154,882.1120
01/01/2014 to 12/31/2014         23.870178          26.046242          145,909.0723
01/01/2015 to 12/31/2015         26.046242          25.555785          136,590.1299
--------------------------       ---------          ---------        --------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         11.765934          12.338270            5,385.0076
01/01/2011 to 12/31/2011         12.338270          12.556481           12,044.9653
01/01/2012 to 12/31/2012         12.556481          13.764649           18,855.9154
01/01/2013 to 12/31/2013         13.764649          13.730420           69,708.9116
01/01/2014 to 12/31/2014         13.730420          14.105743           71,568.7731
01/01/2015 to 12/31/2015         14.105743          13.672696           69,569.2223
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.745460          10.893314          4,955.6568
01/01/2013 to 12/31/2013         10.893314          10.230778          3,513.9544
01/01/2014 to 12/31/2014         10.230778          10.823809          3,495.1243
01/01/2015 to 12/31/2015         10.823809          10.692470          4,064.0709
--------------------------       ---------          ---------          ----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215398          10.734370         21,814.0123
01/01/2014 to 12/31/2014         10.734370          11.471089         32,324.1856
01/01/2015 to 12/31/2015         11.471089          11.142169         47,549.7013
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010704           1.066315        298,319.2848
01/01/2013 to 12/31/2013          1.066315           1.154916        156,767.4677
01/01/2014 to 12/31/2014          1.154916           1.223934        150,451.6988
01/01/2015 to 12/31/2015          1.223934           1.193322        136,253.4070
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.340043           8.501714        544,323.5877
01/01/2009 to 12/31/2009          8.501714          10.443805        516,278.8100
01/01/2010 to 12/31/2010         10.443805          11.530272        560,562.2840
01/01/2011 to 12/31/2011         11.530272          11.462321        522,587.2322
01/01/2012 to 12/31/2012         11.462321          12.721967        482,602.3095
01/01/2013 to 12/31/2013         12.721967          14.132010        467,216.0600
01/01/2014 to 12/31/2014         14.132010          14.708639        406,843.8429
01/01/2015 to 12/31/2015         14.708639          14.183895        353,688.4821
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          7.722122           7.794369        186,950.0474
01/01/2009 to 12/31/2009          7.794369           9.897797        178,465.8900
01/01/2010 to 12/31/2010          9.897797          11.113919        177,524.2555
01/01/2011 to 12/31/2011         11.113919          10.699652        153,429.2823
01/01/2012 to 12/31/2012         10.699652          12.105646        145,000.0383
01/01/2013 to 12/31/2013         12.105646          14.059551        142,856.3683
01/01/2014 to 12/31/2014         14.059551          14.573355        138,199.5291
01/01/2015 to 12/31/2015         14.573355          14.003571        131,576.0840
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         48.215337          55.863563        1,186,099.7281
01/01/2007 to 12/31/2007         55.863563          56.989263        1,028,082.7548
01/01/2008 to 12/31/2008         56.989263          35.688706          874,903.2880
01/01/2009 to 12/31/2009         35.688706          41.561455          782,558.3000
01/01/2010 to 12/31/2010         41.561455          47.839303          706,253.3098
01/01/2011 to 12/31/2011         47.839303          45.170832          618,072.9799
01/01/2012 to 12/31/2012         45.170832          52.415371          547,941.5018
01/01/2013 to 12/31/2013         52.415371          68.971868          468,775.4611
01/01/2014 to 12/31/2014         68.971868          76.853157          420,126.1036
01/01/2015 to 12/31/2015         76.853157          72.884627          373,849.2811
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          7.947436           8.299611        1,550,251.7051
01/01/2007 to 12/31/2007          8.299611           9.602874        1,137,931.2798
01/01/2008 to 12/31/2008          9.602874           5.690788          981,243.9270
01/01/2009 to 12/31/2009          5.690788           8.143047          927,101.2300
01/01/2010 to 12/31/2010          8.143047          10.227279          837,820.2088
01/01/2011 to 12/31/2011         10.227279           9.894490          733,821.4112
01/01/2012 to 12/31/2012          9.894490          11.063337          658,232.3926
01/01/2013 to 12/31/2013         11.063337          14.862995          606,844.5772
01/01/2014 to 12/31/2014         14.862995          16.487394          542,874.2550
01/01/2015 to 12/31/2015         16.487394          17.299874          505,163.8054
--------------------------       ---------          ---------        --------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         13.796888          15.115190           61,158.8364
01/01/2014 to 12/31/2014         15.115190          14.370740           56,692.1644
01/01/2015 to 12/31/2015         14.370740          13.828798           55,883.9822
--------------------------       ---------          ---------        --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-
 ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088188           6.044506           11,722.8093
01/01/2009 to 12/31/2009          6.044506           8.475894           57,516.1200
01/01/2010 to 12/31/2010          8.475894           8.911941           53,555.2900
01/01/2011 to 12/31/2011          8.911941           7.514062           53,624.4003
01/01/2012 to 12/31/2012          7.514062           8.679548           51,986.8353
01/01/2013 to 04/26/2013          8.679548           8.994758                0.0000
--------------------------       ---------          ---------        --------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         14.043873          14.512748            2,041.9700
01/01/2010 to 12/31/2010         14.512748          15.081921            6,757.4909
01/01/2011 to 12/31/2011         15.081921          15.896561            7,581.7872
01/01/2012 to 12/31/2012         15.896561          16.195277           10,220.8642
01/01/2013 to 12/31/2013         16.195277          15.520773           10,129.0344
01/01/2014 to 12/31/2014         15.520773          16.100319            5,985.1965
01/01/2015 to 12/31/2015         16.100319          15.827917            9,538.5261
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          9.947469          10.230456          815,314.8727
01/01/2007 to 12/31/2007         10.230456          10.546583        1,101,164.9748
01/01/2008 to 12/31/2008         10.546583          10.643155        2,065,900.1899
01/01/2009 to 12/31/2009         10.643155          10.495489        1,339,906.8000
01/01/2010 to 12/31/2010         10.495489          10.323729          945,606.6072
01/01/2011 to 12/31/2011         10.323729          10.155238        1,214,459.0350
01/01/2012 to 12/31/2012         10.155238           9.988143          892,305.6608
01/01/2013 to 12/31/2013          9.988143           9.824685          577,217.0945
01/01/2014 to 12/31/2014          9.824685           9.663903          522,085.6698
01/01/2015 to 12/31/2015          9.663903           9.505751          508,022.1074
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.687034          17.478966           59,830.4083
01/01/2014 to 12/31/2014         17.478966          19.062820           56,133.4893
01/01/2015 to 12/31/2015         19.062820          19.239169           51,500.2621
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2006 to 12/31/2006         12.155042          12.682656          117,467.0038
01/01/2007 to 12/31/2007         12.682656          15.486352          123,761.6709
01/01/2008 to 12/31/2008         15.486352           7.875156          102,702.5502
01/01/2009 to 12/31/2009          7.875156          11.399836           90,192.5100
01/01/2010 to 12/31/2010         11.399836          14.259327           80,395.3952
01/01/2011 to 12/31/2011         14.259327          12.979302           71,339.3562
01/01/2012 to 12/31/2012         12.979302          13.534252           65,044.2462
01/01/2013 to 04/26/2013         13.534252          14.592475                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.625804          11.724679          814,130.3729
01/01/2007 to 12/31/2007         11.724679          12.845133          619,641.8715
01/01/2008 to 12/31/2008         12.845133           8.016809          518,219.3982
01/01/2009 to 12/31/2009          8.016809          11.005433          473,899.6900
01/01/2010 to 12/31/2010         11.005433          12.050186          439,530.2279
01/01/2011 to 12/31/2011         12.050186          11.879673          423,084.2173
01/01/2012 to 12/31/2012         11.879673          13.502034          844,344.0528
01/01/2013 to 12/31/2013         13.502034          18.159587          715,700.7992
01/01/2014 to 12/31/2014         18.159587          19.424182          629,057.1084
01/01/2015 to 12/31/2015         19.424182          21.120038          531,096.6574
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007          9.564767           9.979690            7,434.6246
01/01/2008 to 12/31/2008          9.979690           5.712205            6,548.0307
01/01/2009 to 12/31/2009          5.712205           6.925141           13,045.5300
01/01/2010 to 12/31/2010          6.925141           7.859835           15,819.5373
01/01/2011 to 12/31/2011          7.859835           7.434600           17,173.6182
01/01/2012 to 12/31/2012          7.434600           8.239005           10,868.1339
01/01/2013 to 04/26/2013          8.239005           8.847142                0.0000
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.526290           9.025889        1,813,925.7357
01/01/2007 to 12/31/2007          9.025889          10.145899        1,461,057.7979
01/01/2008 to 12/31/2008         10.145899           5.394779        1,270,776.6208
01/01/2009 to 12/31/2009          5.394779           7.625579        1,157,954.3500
01/01/2010 to 12/31/2010          7.625579           8.205676        1,050,571.2522
01/01/2011 to 12/31/2011          8.205676           7.960229          875,468.2427
01/01/2012 to 04/27/2012          7.960229           8.947945                0.0000
--------------------------       ---------          ---------        --------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.158995          17.830257          790,359.5308
01/01/2007 to 12/31/2007         17.830257          16.296121          695,047.3958
01/01/2008 to 12/31/2008         16.296121           8.633994          587,616.1037
01/01/2009 to 12/31/2009          8.633994          11.991528          533,008.4500
01/01/2010 to 12/31/2010         11.991528          13.536401          472,901.3782
01/01/2011 to 12/31/2011         13.536401          14.179556          412,917.1867
01/01/2012 to 12/31/2012         14.179556          15.561525          354,196.6635
01/01/2013 to 12/31/2013         15.561525          20.895389          315,248.5277
01/01/2014 to 12/31/2014         20.895389          20.897477          288,216.0374
01/01/2015 to 12/31/2015         20.897477          18.568786          265,184.3619
--------------------------       ---------          ---------        --------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.064998          10.131600                0.0000
01/01/2009 to 12/31/2009         10.131600          14.222857            7,447.7100
01/01/2010 to 12/31/2010         14.222857          17.150588           11,503.4759
01/01/2011 to 12/31/2011         17.150588          14.128534           10,247.1880
01/01/2012 to 12/31/2012         14.128534          16.384184            7,465.5032
01/01/2013 to 12/31/2013         16.384184          20.564521           12,430.6973
01/01/2014 to 12/31/2014         20.564521          18.873780           11,528.2453
01/01/2015 to 12/31/2015         18.873780          19.633341           12,838.0159
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.636606          13.883247           14,939.6581
01/01/2015 to 12/31/2015         13.883247          13.576085           42,547.6687
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.227798          14.601206        2,582,265.6023
01/01/2015 to 12/31/2015         14.601206          14.208099        2,223,065.3880
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.387940          11.099798          639,937.3383
01/01/2007 to 12/31/2007         11.099798          11.563424          812,162.4307
01/01/2008 to 12/31/2008         11.563424           9.024871        1,089,549.2684
01/01/2009 to 12/31/2009          9.024871          10.910781        1,178,507.5300
01/01/2010 to 12/31/2010         10.910781          11.902368        1,214,298.5595
01/01/2011 to 12/31/2011         11.902368          11.915859        1,125,532.9140
01/01/2012 to 12/31/2012         11.915859          12.998689        1,102,021.9047
01/01/2013 to 12/31/2013         12.998689          13.946884          815,412.3193
01/01/2014 to 04/25/2014         13.946884          14.050555                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.645573          11.543319        1,830,936.8523
01/01/2007 to 12/31/2007         11.543319          12.058129        2,371,941.0372
01/01/2008 to 12/31/2008         12.058129           8.726651        2,408,636.9381
01/01/2009 to 12/31/2009          8.726651          10.823073        2,375,970.5400
01/01/2010 to 12/31/2010         10.823073          11.966086        2,284,647.5834
01/01/2011 to 12/31/2011         11.966086          11.756922        2,225,206.7572
01/01/2012 to 12/31/2012         11.756922          12.996773        2,054,478.6658
01/01/2013 to 12/31/2013         12.996773          14.602732        1,995,052.8777
01/01/2014 to 04/25/2014         14.602732          14.655843                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.631519          15.129302        4,250,427.4195
01/01/2015 to 12/31/2015         15.129302          14.693033        3,771,324.8753
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.949726          12.061156        5,254,087.6894
01/01/2007 to 12/31/2007         12.061156          12.441938        5,357,936.7469
01/01/2008 to 12/31/2008         12.441938           8.329388        7,247,411.5696
01/01/2009 to 12/31/2009          8.329388          10.514679        6,968,832.9000
01/01/2010 to 12/31/2010         10.514679          11.747788        6,787,554.0376
01/01/2011 to 12/31/2011         11.747788          11.359161        5,911,435.3614
01/01/2012 to 12/31/2012         11.359161          12.728775        5,356,591.1512
01/01/2013 to 12/31/2013         12.728775          14.951838        4,685,909.5109
01/01/2014 to 04/25/2014         14.951838          14.961059                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.605151          15.189172        3,750,437.9274
01/01/2015 to 12/31/2015         15.189172          14.687175        3,395,824.1340
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.380836          12.717038       5,940,772.0373
01/01/2007 to 12/31/2007         12.717038          13.096001       5,626,447.2583
01/01/2008 to 12/31/2008         13.096001           8.003254       6,222,133.4460
01/01/2009 to 12/31/2009          8.003254          10.241709       5,752,331.4200
01/01/2010 to 12/31/2010         10.241709          11.634653       5,279,473.7401
01/01/2011 to 12/31/2011         11.634653          11.001334       4,778,559.5779
01/01/2012 to 12/31/2012         11.001334          12.521385       4,354,971.7371
01/01/2013 to 12/31/2013         12.521385          15.508286       3,988,892.2947
01/01/2014 to 04/25/2014         15.508286          15.433457               0.0000
--------------------------       ---------          ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998192           7.021527          43,747.3748
01/01/2009 to 12/31/2009          7.021527           8.878574          85,141.7900
01/01/2010 to 12/31/2010          8.878574           9.610672          96,192.0851
01/01/2011 to 12/31/2011          9.610672           9.287285         104,732.7225
01/01/2012 to 12/31/2012          9.287285          10.607388          95,756.4444
01/01/2013 to 04/26/2013         10.607388          11.410352               0.0000
--------------------------       ---------          ---------       --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.838586          13.487845             127.5600
01/01/2010 to 12/31/2010         13.487845          16.705911           4,123.6530
01/01/2011 to 12/31/2011         16.705911          16.065053           2,222.2364
01/01/2012 to 12/31/2012         16.065053          18.529086           2,301.6225
01/01/2013 to 12/31/2013         18.529086          24.195498           3,238.1755
01/01/2014 to 12/31/2014         24.195498          25.992035           6,213.9955
01/01/2015 to 12/31/2015         25.992035          24.882127           6,595.1025
--------------------------       ---------          ---------       --------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.578333          13.121585         414,812.5866
01/01/2007 to 12/31/2007         13.121585          13.550452         357,212.0648
01/01/2008 to 12/31/2008         13.550452           8.363648         320,006.3980
01/01/2009 to 12/31/2009          8.363648          10.361283         308,103.0700
01/01/2010 to 12/31/2010         10.361283          11.670983         289,250.9270
01/01/2011 to 12/31/2011         11.670983          11.670447         267,489.2266
01/01/2012 to 12/31/2012         11.670447          13.252153         277,518.4338
01/01/2013 to 12/31/2013         13.252153          17.170817         257,283.8514
01/01/2014 to 12/31/2014         17.170817          19.106012         230,239.7692
01/01/2015 to 12/31/2015         19.106012          18.968784         218,551.8036
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.211505          21.243229         106,449.1197
01/01/2014 to 12/31/2014         21.243229          23.102581          94,844.1570
01/01/2015 to 12/31/2015         23.102581          22.641679          87,038.1212
--------------------------       ---------          ---------       --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998192           6.588767         21,111.9662
01/01/2009 to 12/31/2009          6.588767           8.093684         81,813.5000
01/01/2010 to 12/31/2010          8.093684           8.838888        136,426.8294
01/01/2011 to 12/31/2011          8.838888           8.646988        149,614.6077
01/01/2012 to 12/31/2012          8.646988           9.688314        133,951.7523
01/01/2013 to 04/26/2013          9.688314          10.604251              0.0000
--------------------------        --------          ---------        ------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          8.989316          11.564961          3,803.6000
01/01/2010 to 12/31/2010         11.564961          12.259062          4,968.6757
01/01/2011 to 12/31/2011         12.259062          10.533011          4,951.9829
01/01/2012 to 12/31/2012         10.533011          12.218310          3,294.9689
01/01/2013 to 12/31/2013         12.218310          14.594792          6,948.9767
01/01/2014 to 12/31/2014         14.594792          13.447120          3,947.3730
01/01/2015 to 12/31/2015         13.447120          13.053662          2,567.5597
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.438744          24.233785        131,735.2864
01/01/2014 to 12/31/2014         24.233785          23.765563        114,009.9385
01/01/2015 to 12/31/2015         23.765563          23.465470        104,979.9085
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2006 to 12/31/2006         14.304925          16.136462        303,858.9772
01/01/2007 to 12/31/2007         16.136462          15.440795        309,684.9867
01/01/2008 to 12/31/2008         15.440795           9.370413        281,593.7550
01/01/2009 to 12/31/2009          9.370413          12.605418        255,106.3100
01/01/2010 to 12/31/2010         12.605418          15.233624        215,961.8954
01/01/2011 to 12/31/2011         15.233624          14.194208        200,774.4400
01/01/2012 to 12/31/2012         14.194208          14.698643        164,834.7569
01/01/2013 to 04/26/2013         14.698643          15.924716              0.0000
--------------------------       ---------          ---------        ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.143198          13.692928          1,673.3300
01/01/2010 to 12/31/2010         13.692928          17.044476          1,777.6741
01/01/2011 to 12/31/2011         17.044476          16.040482          5,757.5793
01/01/2012 to 12/31/2012         16.040482          18.292316          4,949.2061
01/01/2013 to 12/31/2013         18.292316          24.852244         13,370.3666
01/01/2014 to 12/31/2014         24.852244          25.601821          9,481.0081
01/01/2015 to 12/31/2015         25.601821          24.040426          9,763.9039
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.805417          21.184132        266,346.0086
01/01/2014 to 12/31/2014         21.184132          22.676564        242,893.9827
01/01/2015 to 12/31/2015         22.676564          24.650367        223,801.3329
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
01/01/2006 to 12/31/2006          4.694924           4.865207          307,457.7590
01/01/2007 to 12/31/2007          4.865207           6.293680          250,181.0592
01/01/2008 to 12/31/2008          6.293680           3.438596          197,910.0021
01/01/2009 to 12/31/2009          3.438596           5.377075          193,617.5000
01/01/2010 to 12/31/2010          5.377075           6.753719          171,381.7171
01/01/2011 to 12/31/2011          6.753719           5.986033          162,238.9517
01/01/2012 to 12/31/2012          5.986033           6.601045          142,451.8593
01/01/2013 to 04/26/2013          6.601045           6.897369                0.0000
--------------------------        --------           --------          ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.612720          14.743903                0.0000
01/01/2010 to 12/31/2010         14.743903          18.712143                0.0000
01/01/2011 to 12/31/2011         18.712143          15.337245            2,902.0366
01/01/2012 to 12/31/2012         15.337245          15.473865            2,886.1056
01/01/2013 to 12/31/2013         15.473865          16.857599            2,871.5116
01/01/2014 to 12/31/2014         16.857599          13.460325            2,856.3423
01/01/2015 to 12/31/2015         13.460325           8.902713            2,838.8972
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         15.351902          15.692541              943.5295
01/01/2007 to 12/31/2007         15.692541          16.056909            1,017.6624
01/01/2008 to 12/31/2008         16.056909          15.709391           20,514.5850
01/01/2009 to 12/31/2009         15.709391          16.082823           18,391.6300
01/01/2010 to 12/31/2010         16.082823          16.688556           23,973.3426
01/01/2011 to 12/31/2011         16.688556          17.280596           38,713.6887
01/01/2012 to 12/31/2012         17.280596          17.514328           40,078.5139
01/01/2013 to 12/31/2013         17.514328          17.071751           36,872.8382
01/01/2014 to 12/31/2014         17.071751          17.220600           16,075.1454
01/01/2015 to 12/31/2015         17.220600          16.990796           15,366.7009
--------------------------       ---------          ---------          ------------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         12.786459          14.389697        3,004,904.4939
01/01/2007 to 12/31/2007         14.389697          14.780208        2,577,501.1009
01/01/2008 to 12/31/2008         14.780208           8.801293        2,282,848.3988
01/01/2009 to 12/31/2009          8.801293          11.412672        2,101,442.5000
01/01/2010 to 12/31/2010         11.412672          12.552562        1,916,652.6289
01/01/2011 to 12/31/2011         12.552562          11.831530        1,730,378.7213
01/01/2012 to 12/31/2012         11.831530          13.115000        1,475,057.6244
01/01/2013 to 12/31/2013         13.115000          17.225755        1,299,516.7289
01/01/2014 to 12/31/2014         17.225755          18.713913        1,119,764.9789
01/01/2015 to 12/31/2015         18.713913          18.824888        1,002,875.6599

CLASS VA




                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.183282          10.506265           31,029.1224
01/01/2013 to 12/31/2013         10.506265          11.474744           36,091.9456
01/01/2014 to 12/31/2014         11.474744          12.104244           44,076.9478
01/01/2015 to 12/31/2015         12.104244          11.963151           42,618.7098
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996802           1.037898           17,424.8035
01/01/2015 to 12/31/2015          1.037898           1.009859          150,895.3429
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008082           6.994767          667,228.4700
01/01/2009 to 12/31/2009          6.994767           8.889143        1,154,563.1900
01/01/2010 to 12/31/2010          8.889143           9.797260        1,295,316.1893
01/01/2011 to 12/31/2011          9.797260           9.422832        1,005,057.3599
01/01/2012 to 12/31/2012          9.422832          10.511129          953,918.5500
01/01/2013 to 12/31/2013         10.511129          12.242973          901,954.2521
01/01/2014 to 12/31/2014         12.242973          12.758332          899,395.7867
01/01/2015 to 12/31/2015         12.758332          12.448539          818,618.2859
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998082           6.344471        1,190,292.0731
01/01/2009 to 12/31/2009          6.344471           8.356591        1,867,799.3600
01/01/2010 to 12/31/2010          8.356591           9.318900        1,776,916.6631
01/01/2011 to 12/31/2011          9.318900           8.724143        1,712,550.8998
01/01/2012 to 12/31/2012          8.724143           9.957163        1,744,580.8279
01/01/2013 to 12/31/2013          9.957163          12.241176        1,674,526.9680
01/01/2014 to 12/31/2014         12.241176          12.797185        1,661,958.7401
01/01/2015 to 12/31/2015         12.797185          12.480129        1,403,379.5795
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988083           5.745775          109,505.6773
01/01/2009 to 12/31/2009          5.745775           7.841818          126,551.0800
01/01/2010 to 12/31/2010          7.841818           9.118054          139,983.8891
01/01/2011 to 12/31/2011          9.118054           8.547889          109,005.9439
01/01/2012 to 12/31/2012          8.547889           9.861290          107,148.6625
01/01/2013 to 12/31/2013          9.861290          12.576555           99,333.7083
01/01/2014 to 12/31/2014         12.576555          13.369741           93,337.6115
01/01/2015 to 12/31/2015         13.369741          13.990630          133,106.8219
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018081           7.666872        491,992.6105
01/01/2009 to 12/31/2009          7.666872           9.296538        554,818.2400
01/01/2010 to 12/31/2010          9.296538          10.040347        638,957.9001
01/01/2011 to 12/31/2011         10.040347           9.885409        880,141.5031
01/01/2012 to 12/31/2012          9.885409          10.765856        691,926.6017
01/01/2013 to 12/31/2013         10.765856          12.009466        650,243.2326
01/01/2014 to 12/31/2014         12.009466          12.520354        730,545.9736
01/01/2015 to 12/31/2015         12.520354          12.213823        553,955.6998
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.113091          11.492134         71,701.8372
01/01/2013 to 12/31/2013         11.492134          10.909788         95,116.5795
01/01/2014 to 12/31/2014         10.909788          11.149090         43,316.9079
01/01/2015 to 12/31/2015         11.149090           9.906825         38,874.1829
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.939093          10.236873         71,453.8968
01/01/2013 to 12/31/2013         10.236873          11.096263        115,584.2918
01/01/2014 to 12/31/2014         11.096263          11.548820         88,643.3037
01/01/2015 to 12/31/2015         11.548820          11.336124        114,076.7196
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.140545          12.045782          5,023.4703
01/01/2009 to 12/31/2009         12.045782          17.358689         39,039.9500
01/01/2010 to 12/31/2010         17.358689          19.748068         49,295.1134
01/01/2011 to 12/31/2011         19.748068          19.861185         56,842.9674
01/01/2012 to 12/31/2012         19.861185          22.743320         52,997.7712
01/01/2013 to 12/31/2013         22.743320          24.434687         47,972.7311
01/01/2014 to 12/31/2014         24.434687          24.802021         42,821.1384
01/01/2015 to 12/31/2015         24.802021          23.385369         49,772.7513
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.253740          19.271313        157,880.1882
01/01/2007 to 12/31/2007         19.271313          16.093623        149,821.9519
01/01/2008 to 12/31/2008         16.093623           9.223364        132,254.2543
01/01/2009 to 12/31/2009          9.223364          12.211480        120,940.1600
01/01/2010 to 12/31/2010         12.211480          13.932543        109,557.1915
01/01/2011 to 12/31/2011         13.932543          12.926451        113,252.4378
01/01/2012 to 12/31/2012         12.926451          16.002101        115,994.8532
01/01/2013 to 12/31/2013         16.002101          16.282017         99,005.8233
01/01/2014 to 12/31/2014         16.282017          18.122311         89,107.6789
01/01/2015 to 12/31/2015         18.122311          17.558323         78,339.2580
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006           7.964706           7.690836       495,540.0535
01/01/2007 to 12/31/2007           7.690836           7.727995       422,370.8947
01/01/2008 to 12/31/2008           7.727995           4.628049       422,541.5303
01/01/2009 to 12/31/2009           4.628049           6.046778       398,419.7700
01/01/2010 to 12/31/2010           6.046778           7.355352       358,059.8286
01/01/2011 to 12/31/2011           7.355352           7.462739       368,564.6284
01/01/2012 to 12/31/2012           7.462739           8.689722       317,272.3757
01/01/2013 to 12/31/2013           8.689722          12.432991       325,312.5013
01/01/2014 to 12/31/2014          12.432991          14.525528       287,273.9499
01/01/2015 to 12/31/2015          14.525528          13.697363       228,157.0656
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-
 ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         137.018308         140.581867           295.6292
01/01/2011 to 12/31/2011         140.581867         127.724425           299.9336
01/01/2012 to 12/31/2012         127.724425         153.754409           953.2243
01/01/2013 to 12/31/2013         153.754409         194.579444         1,684.6768
01/01/2014 to 04/25/2014         194.579444         202.393676             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006          10.619411          11.122610        59,256.6729
01/01/2007 to 12/31/2007          11.122610          10.283068        71,461.8140
01/01/2008 to 12/31/2008          10.283068           4.585552        73,675.7912
01/01/2009 to 12/31/2009           4.585552           6.216925        85,304.2600
01/01/2010 to 12/31/2010           6.216925           6.557220        75,032.1913
01/01/2011 to 04/29/2011           6.557220           6.964406             0.0000
--------------------------       ----------         ----------       ------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          13.208544          15.016817       418,104.5508
01/01/2007 to 12/31/2007          15.016817          15.211790       415,804.5835
01/01/2008 to 12/31/2008          15.211790           9.554730       254,830.4232
01/01/2009 to 12/31/2009           9.554730          12.421876       229,511.8600
01/01/2010 to 12/31/2010          12.421876          15.164455       192,975.6214
01/01/2011 to 12/31/2011          15.164455          13.964054       180,120.7616
01/01/2012 to 12/31/2012          13.964054          16.206485       156,667.9715
01/01/2013 to 12/31/2013          16.206485          21.125154       139,166.5819
01/01/2014 to 12/31/2014          21.125154          23.504834       114,646.0234
01/01/2015 to 12/31/2015          23.504834          20.990857       105,741.9432
--------------------------       ----------         ----------       ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         15.592262          19.742895          742,984.0450
01/01/2007 to 12/31/2007         19.742895          19.181531          687,008.4094
01/01/2008 to 12/31/2008         19.181531          11.141818          564,235.6196
01/01/2009 to 12/31/2009         11.141818          16.977047          508,991.5300
01/01/2010 to 12/31/2010         16.977047          19.422008          454,241.5700
01/01/2011 to 12/31/2011         19.422008          16.364832          414,357.2483
01/01/2012 to 12/31/2012         16.364832          20.783269          358,846.1129
01/01/2013 to 12/31/2013         20.783269          26.649710          300,712.2169
01/01/2014 to 12/31/2014         26.649710          24.671106          269,112.2705
01/01/2015 to 12/31/2015         24.671106          23.146785          245,448.5840
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010655           1.045471          870,604.5617
01/01/2013 to 12/31/2013          1.045471           1.046454        1,101,485.8331
01/01/2014 to 12/31/2014          1.046454           1.085687        1,060,375.4543
01/01/2015 to 12/31/2015          1.085687           1.021990          938,574.5322
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.451325          11.919227           85,062.7874
01/01/2007 to 12/31/2007         11.919227          11.419472           96,248.9567
01/01/2008 to 12/31/2008         11.419472           7.191079           93,244.9518
01/01/2009 to 12/31/2009          7.191079           8.945174           92,460.5300
01/01/2010 to 12/31/2010          8.945174          10.097738           80,704.8316
01/01/2011 to 12/31/2011         10.097738           9.777703           71,491.0091
01/01/2012 to 12/31/2012          9.777703          11.386622           68,898.6629
01/01/2013 to 12/31/2013         11.386622          15.149305           83,203.8816
01/01/2014 to 12/31/2014         15.149305          16.272764           68,325.4971
01/01/2015 to 12/31/2015         16.272764          15.035650           56,999.0327
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         24.259921          15.945964           27,784.5557
01/01/2009 to 12/31/2009         15.945964          19.827088           31,430.3800
01/01/2010 to 12/31/2010         19.827088          24.457039           35,726.9337
01/01/2011 to 12/31/2011         24.457039          23.144786           32,560.8482
01/01/2012 to 12/31/2012         23.144786          26.083594           25,600.6525
01/01/2013 to 12/31/2013         26.083594          33.398816           22,944.6427
01/01/2014 to 12/31/2014         33.398816          35.984283           22,776.6929
01/01/2015 to 12/31/2015         35.984283          32.184148           22,246.2928
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.879664          14.451878        329,252.6982
01/01/2007 to 12/31/2007         14.451878          15.771940        291,662.2626
01/01/2008 to 12/31/2008         15.771940           9.495398        256,634.6839
01/01/2009 to 12/31/2009          9.495398          12.486292        243,029.7000
01/01/2010 to 12/31/2010         12.486292          15.482445        208,698.8797
01/01/2011 to 12/31/2011         15.482445          15.049903        185,562.7308
01/01/2012 to 12/31/2012         15.049903          17.483404        157,912.6788
01/01/2013 to 12/31/2013         17.483404          24.082576        167,252.7136
01/01/2014 to 12/31/2014         24.082576          25.536874        115,875.8922
01/01/2015 to 12/31/2015         25.536874          24.664794         99,414.2949
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.037623          10.474723        133,885.6834
01/01/2014 to 12/31/2014         10.474723          10.817135        134,972.2857
01/01/2015 to 12/31/2015         10.817135          10.680816        141,090.5587
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND
 BEFORE THAT AMERICAN FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038080           8.930842         55,376.9498
01/01/2009 to 12/31/2009          8.930842           9.839740        153,912.6600
01/01/2010 to 12/31/2010          9.839740          10.258953        159,176.7273
01/01/2011 to 12/31/2011         10.258953          10.665052        146,729.2690
01/01/2012 to 12/31/2012         10.665052          10.994233        162,643.6537
01/01/2013 to 04/26/2013         10.994233          10.965528              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012709           1.047513        327,423.8083
01/01/2013 to 12/31/2013          1.047513           1.142433        366,115.0998
01/01/2014 to 12/31/2014          1.142433           1.200926        321,919.3070
01/01/2015 to 12/31/2015          1.200926           1.190645        429,949.2036
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006          9.988562          10.315213          2,215.1197
01/01/2007 to 12/31/2007         10.315213          12.958474        117,424.9721
01/01/2008 to 12/31/2008         12.958474           7.734002        104,320.5870
01/01/2009 to 12/31/2009          7.734002          10.701942         73,976.5100
01/01/2010 to 12/31/2010         10.701942          12.831376         51,774.3616
01/01/2011 to 12/31/2011         12.831376          12.422254         66,490.0724
01/01/2012 to 12/31/2012         12.422254          14.272304         63,901.6760
01/01/2013 to 12/31/2013         14.272304          16.426933         54,335.8725
01/01/2014 to 12/31/2014         16.426933          16.701626         48,833.4875
01/01/2015 to 12/31/2015         16.701626          16.613369         45,246.6453
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.031269          18.267637          542,621.3729
01/01/2007 to 12/31/2007         18.267637          19.124730          519,702.0840
01/01/2008 to 12/31/2008         19.124730          15.296064          436,233.8823
01/01/2009 to 12/31/2009         15.296064          20.558065          409,103.2100
01/01/2010 to 12/31/2010         20.558065          22.820826          375,779.6735
01/01/2011 to 12/31/2011         22.820826          23.425811          329,853.8532
01/01/2012 to 12/31/2012         23.425811          25.997480          291,789.8651
01/01/2013 to 12/31/2013         25.997480          27.584862          243,330.3864
01/01/2014 to 12/31/2014         27.584862          28.415302          202,093.7975
01/01/2015 to 12/31/2015         28.415302          27.315181          176,321.4559
--------------------------       ---------          ---------          ------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997603          10.198534           13,141.2160
01/01/2011 to 12/31/2011         10.198534          10.223228           29,236.7254
01/01/2012 to 12/31/2012         10.223228          10.781338           24,813.5919
01/01/2013 to 12/31/2013         10.781338          11.000723           42,792.1088
01/01/2014 to 12/31/2014         11.000723          10.889452           44,001.1552
01/01/2015 to 12/31/2015         10.889452          10.611186           37,827.6375
--------------------------       ---------          ---------          ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987604           9.743895           59,388.9181
01/01/2012 to 12/31/2012          9.743895           9.995045           54,762.5323
01/01/2013 to 12/31/2013          9.995045           9.935655           61,446.3903
01/01/2014 to 12/31/2014          9.935655           9.866566          114,378.6806
01/01/2015 to 12/31/2015          9.866566           9.635047          102,668.1723
--------------------------       ---------          ---------          ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998082          10.871607                0.0000
01/01/2010 to 12/31/2010         10.871607          12.129841            4,428.0608
01/01/2011 to 12/31/2011         12.129841          11.880428            3,873.9002
01/01/2012 to 12/31/2012         11.880428          13.341128            3,773.9392
01/01/2013 to 12/31/2013         13.341128          13.245689            2,677.9329
01/01/2014 to 12/31/2014         13.245689          13.164349            2,660.0450
01/01/2015 to 12/31/2015         13.164349          12.397834            2,585.1592
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.590752          12.944726        1,106,411.7940
01/01/2007 to 12/31/2007         12.944726          13.086132        1,026,255.7098
01/01/2008 to 12/31/2008         13.086132           7.610366          968,970.0248
01/01/2009 to 12/31/2009          7.610366           9.919738          798,382.7600
01/01/2010 to 12/31/2010          9.919738          11.356251          785,186.2573
01/01/2011 to 12/31/2011         11.356251          10.515063          672,452.9061
01/01/2012 to 12/31/2012         10.515063          12.061485          624,437.4984
01/01/2013 to 12/31/2013         12.061485          15.349577          545,952.9916
01/01/2014 to 12/31/2014         15.349577          15.850816          405,827.7474
01/01/2015 to 12/31/2015         15.850816          15.263021          345,691.0001
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.965951          10.403852         51,556.7285
01/01/2013 to 12/31/2013         10.403852          11.691635         52,482.9362
01/01/2014 to 12/31/2014         11.691635          12.597290        116,038.8671
01/01/2015 to 12/31/2015         12.597290          11.872752        114,981.5782
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077893           1.124426              0.0000
01/01/2014 to 12/31/2014          1.124426           1.207247         49,847.1348
01/01/2015 to 12/31/2015          1.207247           1.171927        307,034.9133
--------------------------       ---------          ---------        ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.157491          17.962804        632,083.8801
01/01/2007 to 12/31/2007         17.962804          17.116257        590,073.6714
01/01/2008 to 12/31/2008         17.116257          11.802663        437,148.5686
01/01/2009 to 12/31/2009         11.802663          14.665635        418,089.9400
01/01/2010 to 12/31/2010         14.665635          17.278883        368,966.8417
01/01/2011 to 12/31/2011         17.278883          15.454099        336,817.3198
01/01/2012 to 12/31/2012         15.454099          17.915950        287,712.2079
01/01/2013 to 12/31/2013         17.915950          23.317695        252,238.2662
01/01/2014 to 12/31/2014         23.317695          23.306215        210,135.5073
01/01/2015 to 12/31/2015         23.306215          21.663213        182,058.9163
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006          9.988562          10.453918          3,471.4578
01/01/2007 to 12/31/2007         10.453918          14.033128         81,889.3680
01/01/2008 to 12/31/2008         14.033128           6.131668         70,413.5393
01/01/2009 to 12/31/2009          6.131668          10.179606        100,604.9500
01/01/2010 to 12/31/2010         10.179606          12.369549        101,584.8342
01/01/2011 to 12/31/2011         12.369549           9.881769         99,680.7897
01/01/2012 to 12/31/2012          9.881769          11.544206        102,516.4283
01/01/2013 to 12/31/2013         11.544206          10.778868        102,476.3881
01/01/2014 to 12/31/2014         10.778868           9.901143         92,466.7325
01/01/2015 to 12/31/2015          9.901143           8.385404         93,890.2134
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.727210          15.829364        403,883.4304
01/01/2007 to 12/31/2007         15.829364          17.620509        445,604.3010
01/01/2008 to 12/31/2008         17.620509           9.978727        336,070.5402
01/01/2009 to 12/31/2009          9.978727          12.900855        358,424.9400
01/01/2010 to 12/31/2010         12.900855          14.122990        269,406.7697
01/01/2011 to 12/31/2011         14.122990          12.391447        244,579.7269
01/01/2012 to 12/31/2012         12.391447          14.209664        220,477.7478
01/01/2013 to 12/31/2013         14.209664          16.652151        185,842.6330
01/01/2014 to 12/31/2014         16.652151          15.226062        164,715.9065
01/01/2015 to 12/31/2015         15.226062          14.696497        148,041.8686
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999760           1.033089              0.0000
01/01/2015 to 12/31/2015          1.033089           0.959564              0.0000
--------------------------        --------           --------              ------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.111391          10.961391        713,291.4137
01/01/2007 to 12/31/2007         10.961391          11.933208        682,836.8400
01/01/2008 to 12/31/2008         11.933208          10.917813        746,570.3257
01/01/2009 to 12/31/2009         10.917813          12.664811        767,252.0900
01/01/2010 to 12/31/2010         12.664811          13.411023        678,447.8767
01/01/2011 to 12/31/2011         13.411023          14.647270        596,849.5573
01/01/2012 to 12/31/2012         14.647270          15.706100        525,494.4515
01/01/2013 to 12/31/2013         15.706100          14.002111        452,641.9792
01/01/2014 to 12/31/2014         14.002111          14.157275        390,061.1226
01/01/2015 to 12/31/2015         14.157275          13.479002        345,664.7316
--------------------------       ---------          ---------        ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.077499          12.404736        849,038.1120
01/01/2007 to 12/31/2007         12.404736          13.110413        719,451.5509
01/01/2008 to 12/31/2008         13.110413          12.935178        776,172.3023
01/01/2009 to 12/31/2009         12.935178          15.002440        831,331.4600
01/01/2010 to 12/31/2010         15.002440          15.946750        794,148.6175
01/01/2011 to 12/31/2011         15.946750          16.167547        708,451.2157
01/01/2012 to 12/31/2012         16.167547          17.358401        739,517.6239
01/01/2013 to 12/31/2013         17.358401          16.730551        594,401.3562
01/01/2014 to 12/31/2014         16.730551          17.129470        435,842.0337
01/01/2015 to 12/31/2015         17.129470          16.833155        360,087.9182
--------------------------       ---------          ---------        ------------

PIONEER FUND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         12.701227          15.535332          1,350.1000
01/01/2010 to 12/31/2010         15.535332          17.698021          1,910.3273
01/01/2011 to 12/31/2011         17.698021          16.544278          3,503.5063
01/01/2012 to 12/31/2012         16.544278          17.942723          7,439.4556
01/01/2013 to 12/31/2013         17.942723          23.399440          7,507.9566
01/01/2014 to 12/31/2014         23.399440          25.507070          9,166.0406
01/01/2015 to 12/31/2015         25.507070          25.001745          8,985.8355
--------------------------       ---------          ---------        ------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         11.744622          12.307762         17,086.2352
01/01/2011 to 12/31/2011         12.307762          12.512948         26,272.7059
01/01/2012 to 12/31/2012         12.512948          13.703146         32,377.6128
01/01/2013 to 12/31/2013         13.703146          13.655406         49,208.4362
01/01/2014 to 12/31/2014         13.655406          14.014656         45,306.4237
01/01/2015 to 12/31/2015         14.014656          13.570825         42,483.1311
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.734635          10.875038              0.0000
01/01/2013 to 12/31/2013         10.875038          10.203401            986.7498
01/01/2014 to 12/31/2014         10.203401          10.784057          5,735.9521
01/01/2015 to 12/31/2015         10.784057          10.642551            976.8583
--------------------------       ---------          ---------          ----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215119          10.726847              0.0000
01/01/2014 to 12/31/2014         10.726847          11.451591              0.0000
01/01/2015 to 12/31/2015         11.451591          11.112109          1,559.7951
--------------------------       ---------          ---------          ----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.065582        258,640.0773
01/01/2013 to 12/31/2013          1.065582           1.152969        348,195.6300
01/01/2014 to 12/31/2014          1.152969           1.220650        393,651.1257
01/01/2015 to 12/31/2015          1.220650           1.188929        570,525.4670
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.314090           8.474073        149,883.3162
01/01/2009 to 12/31/2009          8.474073          10.399444        202,449.9000
01/01/2010 to 12/31/2010         10.399444          11.469830        356,814.0129
01/01/2011 to 12/31/2011         11.469830          11.390862        333,380.5036
01/01/2012 to 12/31/2012         11.390862          12.629955        367,489.4500
01/01/2013 to 12/31/2013         12.629955          14.015779        320,485.5401
01/01/2014 to 12/31/2014         14.015779          14.573082        328,691.8477
01/01/2015 to 12/31/2015         14.573082          14.039123        192,846.6223
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          7.698088           7.769023        196,324.6389
01/01/2009 to 12/31/2009          7.769023           9.855748        229,227.1900
01/01/2010 to 12/31/2010          9.855748          11.055654        301,425.6187
01/01/2011 to 12/31/2011         11.055654          10.632939        323,285.5117
01/01/2012 to 12/31/2012         10.632939          12.018082        317,245.9004
01/01/2013 to 12/31/2013         12.018082          13.943906        300,367.1935
01/01/2014 to 12/31/2014         13.943906          14.439035        300,427.1988
01/01/2015 to 12/31/2015         14.439035          13.860629        158,774.3540
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         48.341721          55.954181        341,504.5455
01/01/2007 to 12/31/2007         55.954181          57.024330        308,668.0904
01/01/2008 to 12/31/2008         57.024330          35.674748        276,826.4960
01/01/2009 to 12/31/2009         35.674748          41.503643        246,678.2100
01/01/2010 to 12/31/2010         41.503643          47.725049        224,367.3316
01/01/2011 to 12/31/2011         47.725049          45.017980        189,666.0920
01/01/2012 to 12/31/2012         45.017980          52.185524        165,676.9770
01/01/2013 to 12/31/2013         52.185524          68.600824        139,740.4447
01/01/2014 to 12/31/2014         68.600824          76.363310        120,381.6396
01/01/2015 to 12/31/2015         76.363310          72.347659        104,568.9406
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          7.968314           8.313116        501,887.7220
01/01/2007 to 12/31/2007          8.313116           9.608835        502,456.6517
01/01/2008 to 12/31/2008          9.608835           5.688596        413,669.4413
01/01/2009 to 12/31/2009          5.688596           8.131775        420,798.9300
01/01/2010 to 12/31/2010          8.131775          10.202924        359,703.0932
01/01/2011 to 12/31/2011         10.202924           9.861078        313,697.5017
01/01/2012 to 12/31/2012          9.861078          11.014898        311,855.3561
01/01/2013 to 12/31/2013         11.014898          14.783140        285,261.3124
01/01/2014 to 12/31/2014         14.783140          16.382421        238,563.9669
01/01/2015 to 12/31/2015         16.382421          17.172544        201,286.8213
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         12.042406          13.184184         53,487.1039
01/01/2014 to 12/31/2014         13.184184          12.522304         44,203.2866
01/01/2015 to 12/31/2015         12.522304          12.038017         43,573.3308
--------------------------       ---------          ---------        ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-
 ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088078           6.040337         51,496.4654
01/01/2009 to 12/31/2009          6.040337           8.461583         82,197.8900
01/01/2010 to 12/31/2010          8.461583           8.888011        169,326.3736
01/01/2011 to 12/31/2011          8.888011           7.486399         80,367.3845
01/01/2012 to 12/31/2012          7.486399           8.638908         79,170.0802
01/01/2013 to 04/26/2013          8.638908           8.949795              0.0000
--------------------------       ---------          ---------        ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         13.897321          14.351824          7,009.5700
01/01/2010 to 12/31/2010         14.351824          14.899780         12,383.0597
01/01/2011 to 12/31/2011         14.899780          15.688931         11,446.0520
01/01/2012 to 12/31/2012         15.688931          15.967684          3,990.1293
01/01/2013 to 12/31/2013         15.967684          15.287359          3,711.0506
01/01/2014 to 12/31/2014         15.287359          15.842341          8,356.5897
01/01/2015 to 12/31/2015         15.842341          15.558733          7,056.0627
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          9.973519          10.247024          687,210.1040
01/01/2007 to 12/31/2007         10.247024          10.553046        1,015,568.2644
01/01/2008 to 12/31/2008         10.553046          10.639004        2,371,488.0135
01/01/2009 to 12/31/2009         10.639004          10.480908        1,661,916.1300
01/01/2010 to 12/31/2010         10.480908          10.299080          984,184.5748
01/01/2011 to 12/31/2011         10.299080          10.120891          954,968.6629
01/01/2012 to 12/31/2012         10.120891           9.944355          789,474.8498
01/01/2013 to 12/31/2013          9.944355           9.771836          894,623.3298
01/01/2014 to 12/31/2014          9.771836           9.602309          644,095.2523
01/01/2015 to 12/31/2015          9.602309           9.435723          605,682.5442
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.555344          17.310581           70,025.9106
01/01/2014 to 12/31/2014         17.310581          18.860303           63,655.3725
01/01/2015 to 12/31/2015         18.860303          19.015748           53,067.2480
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2006 to 12/31/2006         12.134782          12.648888          121,994.0982
01/01/2007 to 12/31/2007         12.648888          15.429601          147,231.5203
01/01/2008 to 12/31/2008         15.429601           7.838404          128,201.1462
01/01/2009 to 12/31/2009          7.838404          11.335295          123,258.8700
01/01/2010 to 12/31/2010         11.335295          14.164443           99,628.3543
01/01/2011 to 12/31/2011         14.164443          12.880067           87,881.4331
01/01/2012 to 12/31/2012         12.880067          13.417273           79,920.2742
01/01/2013 to 04/26/2013         13.417273          14.461751                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.623927          11.711098          513,916.9419
01/01/2007 to 12/31/2007         11.711098          12.817358          492,311.6930
01/01/2008 to 12/31/2008         12.817358           7.991434          434,112.6527
01/01/2009 to 12/31/2009          7.991434          10.959638          389,613.8900
01/01/2010 to 12/31/2010         10.959638          11.988058          370,547.6611
01/01/2011 to 12/31/2011         11.988058          11.806634          341,698.1771
01/01/2012 to 12/31/2012         11.806634          13.405541          573,878.2571
01/01/2013 to 12/31/2013         13.405541          18.011796          497,065.2384
01/01/2014 to 12/31/2014         18.011796          19.246841          430,129.4489
01/01/2015 to 12/31/2015         19.246841          20.906297          374,574.6308
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007          9.564450           9.978019            6,824.1118
01/01/2008 to 12/31/2008          9.978019           5.705506           48,998.3368
01/01/2009 to 12/31/2009          5.705506           6.910104           62,900.3900
01/01/2010 to 12/31/2010          6.910104           7.834937           45,829.0696
01/01/2011 to 12/31/2011          7.834937           7.403653           42,488.3276
01/01/2012 to 12/31/2012          7.403653           8.196467           35,289.6277
01/01/2013 to 04/26/2013          8.196467           8.798666                0.0000
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.548668           9.040556          971,145.3829
01/01/2007 to 12/31/2007          9.040556          10.152174          883,697.9359
01/01/2008 to 12/31/2008         10.152174           5.392685          799,549.8858
01/01/2009 to 12/31/2009          5.392685           7.615002          718,927.0700
01/01/2010 to 12/31/2010          7.615002           8.186111          634,848.5015
01/01/2011 to 12/31/2011          8.186111           7.933327          548,945.5013
01/01/2012 to 04/27/2012          7.933327           8.914802                0.0000
--------------------------       ---------          ---------          ------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.201314          17.859135          844,703.5159
01/01/2007 to 12/31/2007         17.859135          16.306100          761,548.8160
01/01/2008 to 12/31/2008         16.306100           8.630590          596,165.5651
01/01/2009 to 12/31/2009          8.630590          11.974815          552,762.9400
01/01/2010 to 12/31/2010         11.974815          13.504035          423,839.8849
01/01/2011 to 12/31/2011         13.504035          14.131542          368,727.8436
01/01/2012 to 12/31/2012         14.131542          15.493246          320,597.7553
01/01/2013 to 12/31/2013         15.493246          20.782927          289,823.6577
01/01/2014 to 12/31/2014         20.782927          20.764218          243,650.0651
01/01/2015 to 12/31/2015         20.764218          18.431923          220,307.2111
--------------------------       ---------          ---------          ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.064695          10.129881                0.0000
01/01/2009 to 12/31/2009         10.129881          14.206229           12,094.9100
01/01/2010 to 12/31/2010         14.206229          17.113440           12,830.2236
01/01/2011 to 12/31/2011         17.113440          14.083849           13,442.8182
01/01/2012 to 12/31/2012         14.083849          16.315960            8,951.9780
01/01/2013 to 12/31/2013         16.315960          20.458437           11,794.4508
01/01/2014 to 12/31/2014         20.458437          18.757640           11,751.4509
01/01/2015 to 12/31/2015         18.757640          19.493020           14,436.6440
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.513985          13.749101           27,036.8575
01/01/2015 to 12/31/2015         13.749101          13.431465           47,292.5311
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.099853          14.460114        5,671,288.9305
01/01/2015 to 12/31/2015         14.460114          14.056737        4,823,309.4711
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.375938          11.075921           918,626.7875
01/01/2007 to 12/31/2007         11.075921          11.526954         1,598,877.3764
01/01/2008 to 12/31/2008         11.526954           8.987380         2,872,180.7332
01/01/2009 to 12/31/2009          8.987380          10.854598         3,668,739.6400
01/01/2010 to 12/31/2010         10.854598          11.829251         3,157,856.0353
01/01/2011 to 12/31/2011         11.829251          11.830850         3,134,392.9778
01/01/2012 to 12/31/2012         11.830850          12.892990         2,599,081.9165
01/01/2013 to 12/31/2013         12.892990          13.819648         2,078,044.7723
01/01/2014 to 04/25/2014         13.819648          13.917987                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.633274          11.518490         3,520,388.0639
01/01/2007 to 12/31/2007         11.518490          12.020101         4,956,840.2576
01/01/2008 to 12/31/2008         12.020101           8.690395         5,065,994.1323
01/01/2009 to 12/31/2009          8.690395          10.767338         5,314,297.2500
01/01/2010 to 12/31/2010         10.767338          11.892574         5,245,040.6013
01/01/2011 to 12/31/2011         11.892574          11.673042         5,174,824.2332
01/01/2012 to 12/31/2012         11.673042          12.891083         5,005,159.5240
01/01/2013 to 12/31/2013         12.891083          14.469509         4,578,043.0577
01/01/2014 to 04/25/2014         14.469509          14.517559                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.499935          14.983098         7,356,198.7900
01/01/2015 to 12/31/2015         14.983098          14.536495         6,707,198.1384
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.937077          12.035216        10,524,181.7495
01/01/2007 to 12/31/2007         12.035216          12.402700        12,389,849.2039
01/01/2008 to 12/31/2008         12.402700           8.294780        12,007,765.4631
01/01/2009 to 12/31/2009          8.294780          10.460525        11,096,666.4800
01/01/2010 to 12/31/2010         10.460525          11.675611        10,244,528.3509
01/01/2011 to 12/31/2011         11.675611          11.278110         9,314,825.5411
01/01/2012 to 12/31/2012         11.278110          12.625255         8,806,011.0562
01/01/2013 to 12/31/2013         12.625255          14.815420         7,934,744.4925
01/01/2014 to 04/25/2014         14.815420          14.819885                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.473789          15.042373         8,364,902.4338
01/01/2015 to 12/31/2015         15.042373          14.530683         7,470,739.6472
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.367691          12.689689         9,320,109.9604
01/01/2007 to 12/31/2007         12.689689          13.054701        12,268,807.7092
01/01/2008 to 12/31/2008         13.054701           7.969996        12,276,103.0249
01/01/2009 to 12/31/2009          7.969996          10.188952        11,051,940.8700
01/01/2010 to 12/31/2010         10.188952          11.563163        10,591,086.7099
01/01/2011 to 12/31/2011         11.563163          10.922825         9,605,719.2984
01/01/2012 to 12/31/2012         10.922825          12.419539         9,249,643.1260
01/01/2013 to 12/31/2013         12.419539          15.366779         8,823,513.3710
01/01/2014 to 04/25/2014         15.366779          15.287812                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998082           7.016687           271,009.5412
01/01/2009 to 12/31/2009          7.016687           8.863588           353,417.2600
01/01/2010 to 12/31/2010          8.863588           9.584867           376,771.3664
01/01/2011 to 12/31/2011          9.584867           9.253106           375,161.9153
01/01/2012 to 12/31/2012          9.253106          10.557734           386,597.9056
01/01/2013 to 04/26/2013         10.557734          11.353330                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.743176          13.360309             3,115.8800
01/01/2010 to 12/31/2010         13.360309          16.531427            12,392.3620
01/01/2011 to 12/31/2011         16.531427          15.881398             8,726.6061
01/01/2012 to 12/31/2012         15.881398          18.298861            10,435.4501
01/01/2013 to 12/31/2013         18.298861          23.871000             9,502.0884
01/01/2014 to 12/31/2014         23.871000          25.617806            15,557.8972
01/01/2015 to 12/31/2015         25.617806          24.499360            15,303.2038
--------------------------       ---------          ---------        ---------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.591091          13.120340           392,218.9338
01/01/2007 to 12/31/2007         13.120340          13.532831           377,287.7898
01/01/2008 to 12/31/2008         13.532831           8.342698           293,287.0335
01/01/2009 to 12/31/2009          8.342698          10.322933           296,264.1000
01/01/2010 to 12/31/2010         10.322933          11.613853           282,084.1790
01/01/2011 to 12/31/2011         11.613853          11.599419           238,876.2858
01/01/2012 to 12/31/2012         11.599419          13.155623           252,965.0713
01/01/2013 to 12/31/2013         13.155623          17.025313           236,418.9244
01/01/2014 to 12/31/2014         17.025313          18.921391           190,682.8736
01/01/2015 to 12/31/2015         18.921391          18.762957           183,592.0918
--------------------------       ---------          ---------        ---------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.944162          20.917289            51,971.7468
01/01/2014 to 12/31/2014         20.917289          22.725377            37,514.7262
01/01/2015 to 12/31/2015         22.725377          22.249734            38,394.5696
--------------------------       ---------          ---------        ---------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998082           6.584222         19,860.7173
01/01/2009 to 12/31/2009          6.584222           8.080016         72,148.1900
01/01/2010 to 12/31/2010          8.080016           8.815149         88,995.4743
01/01/2011 to 12/31/2011          8.815149           8.615160         96,513.4404
01/01/2012 to 12/31/2012          8.615160           9.642956        100,159.9254
01/01/2013 to 04/26/2013          9.642956          10.551252              0.0000
--------------------------        --------          ---------        ------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          8.895451          11.436663          4,403.1900
01/01/2010 to 12/31/2010         11.436663          12.110959         11,105.3737
01/01/2011 to 12/31/2011         12.110959          10.395367          7,808.0383
01/01/2012 to 12/31/2012         10.395367          12.046530         15,074.2341
01/01/2013 to 12/31/2013         12.046530          14.375224         14,872.7791
01/01/2014 to 12/31/2014         14.375224          13.231571         13,105.5635
01/01/2015 to 12/31/2015         13.231571          12.831574         13,062.6080
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.190964          23.908788         53,467.7487
01/01/2014 to 12/31/2014         23.908788          23.423399         43,657.1548
01/01/2015 to 12/31/2015         23.423399          23.104506         37,535.1640
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2006 to 12/31/2006         14.322557          16.140250        154,272.9954
01/01/2007 to 12/31/2007         16.140250          15.428895        144,273.1358
01/01/2008 to 12/31/2008         15.428895           9.353781        129,427.3998
01/01/2009 to 12/31/2009          9.353781          12.570466        118,950.5200
01/01/2010 to 12/31/2010         12.570466          15.176218        102,264.7989
01/01/2011 to 12/31/2011         15.176218          14.126604         97,665.7380
01/01/2012 to 12/31/2012         14.126604          14.613933         75,288.0230
01/01/2013 to 04/26/2013         14.613933          15.827907              0.0000
--------------------------       ---------          ---------        ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.026831          13.541011          1,041.4200
01/01/2010 to 12/31/2010         13.541011          16.838547          5,418.5337
01/01/2011 to 12/31/2011         16.838547          15.830866          3,297.7268
01/01/2012 to 12/31/2012         15.830866          18.035140          9,276.9370
01/01/2013 to 12/31/2013         18.035140          24.478371          9,453.0474
01/01/2014 to 12/31/2014         24.478371          25.191460          7,720.6808
01/01/2015 to 12/31/2015         25.191460          23.631436          7,546.8112
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.563767          20.865466         87,034.6666
01/01/2014 to 12/31/2014         20.865466          22.313121         75,221.8665
01/01/2015 to 12/31/2015         22.313121          24.231045         81,706.8703
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
01/01/2006 to 12/31/2006          4.707273           4.873139          208,861.1208
01/01/2007 to 12/31/2007          4.873139           6.297612          297,168.9507
01/01/2008 to 12/31/2008          6.297612           3.437283          217,688.2786
01/01/2009 to 12/31/2009          3.437283           5.369652          217,662.8500
01/01/2010 to 12/31/2010          5.369652           6.737666          191,266.8939
01/01/2011 to 12/31/2011          6.737666           5.965845          180,162.4399
01/01/2012 to 12/31/2012          5.965845           6.572172          143,664.0905
01/01/2013 to 04/26/2013          6.572172           6.865017                0.0000
--------------------------        --------           --------          ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.606782          14.726652              198.8200
01/01/2010 to 12/31/2010         14.726652          18.671588            2,093.0731
01/01/2011 to 12/31/2011         18.671588          15.288720            2,321.7774
01/01/2012 to 12/31/2012         15.288720          15.409403            2,010.5636
01/01/2013 to 12/31/2013         15.409403          16.770589            2,102.3810
01/01/2014 to 12/31/2014         16.770589          13.377435            1,066.6443
01/01/2015 to 12/31/2015         13.377435           8.839019            2,211.9820
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         15.181339          15.502724           25,596.8450
01/01/2007 to 12/31/2007         15.502724          15.846744           29,409.6249
01/01/2008 to 12/31/2008         15.846744          15.488235          134,097.4692
01/01/2009 to 12/31/2009         15.488235          15.840564           90,533.8500
01/01/2010 to 12/31/2010         15.840564          16.420744           89,900.7356
01/01/2011 to 12/31/2011         16.420744          16.986337           86,984.1514
01/01/2012 to 12/31/2012         16.986337          17.198787           84,251.4841
01/01/2013 to 12/31/2013         17.198787          16.747425           37,599.6927
01/01/2014 to 12/31/2014         16.747425          16.876560           21,516.3540
01/01/2015 to 12/31/2015         16.876560          16.634701           18,808.9727
--------------------------       ---------          ---------          ------------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         12.819984          14.413047        1,309,198.0454
01/01/2007 to 12/31/2007         14.413047          14.789310        1,315,469.2794
01/01/2008 to 12/31/2008         14.789310           8.797857        1,099,658.9712
01/01/2009 to 12/31/2009          8.797857          11.396812        1,012,674.2700
01/01/2010 to 12/31/2010         11.396812          12.522598          891,888.9010
01/01/2011 to 12/31/2011         12.522598          11.791509          801,517.5740
01/01/2012 to 12/31/2012         11.791509          13.057507          645,466.4688
01/01/2013 to 12/31/2013         13.057507          17.133113          580,374.7381
01/01/2014 to 12/31/2014         17.133113          18.594661          470,387.1638
01/01/2015 to 12/31/2015         18.594661          18.686232          395,336.5316

CLASS VA




                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.178148          10.497446            5,189.9526
01/01/2013 to 12/31/2013         10.497446          11.459381           29,163.0295
01/01/2014 to 12/31/2014         11.459381          12.081996           58,095.9200
01/01/2015 to 12/31/2015         12.081996          11.935192           54,893.6108
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996796           1.037539                0.0000
01/01/2015 to 12/31/2015          1.037539           1.009006                0.0000
--------------------------       ---------          ---------           -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008027           6.992356        1,720,445.9303
01/01/2009 to 12/31/2009          6.992356           8.881638        3,252,652.1300
01/01/2010 to 12/31/2010          8.881638           9.784098        3,803,708.2323
01/01/2011 to 12/31/2011          9.784098           9.405479        3,720,487.5387
01/01/2012 to 12/31/2012          9.405479          10.486500        3,636,994.6124
01/01/2013 to 12/31/2013         10.486500          12.208182        3,440,159.9043
01/01/2014 to 12/31/2014         12.208182          12.715716        3,237,064.4371
01/01/2015 to 12/31/2015         12.715716          12.400753        2,816,824.0450
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998027           6.342282        1,769,045.5680
01/01/2009 to 12/31/2009          6.342282           8.349533        2,424,613.8300
01/01/2010 to 12/31/2010          8.349533           9.306378        2,498,678.8047
01/01/2011 to 12/31/2011          9.306378           8.708073        2,613,840.2336
01/01/2012 to 12/31/2012          8.708073           9.933828        2,387,465.9683
01/01/2013 to 12/31/2013          9.933828          12.206386        2,213,019.1547
01/01/2014 to 12/31/2014         12.206386          12.754435        2,176,189.9736
01/01/2015 to 12/31/2015         12.754435          12.432218        2,132,234.5042
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988028           5.743791          128,385.4757
01/01/2009 to 12/31/2009          5.743791           7.835191          275,571.9900
01/01/2010 to 12/31/2010          7.835191           9.105799          265,875.7822
01/01/2011 to 12/31/2011          9.105799           8.532140          251,752.5607
01/01/2012 to 12/31/2012          8.532140           9.838177          222,989.5897
01/01/2013 to 12/31/2013          9.838177          12.540809          210,768.5145
01/01/2014 to 12/31/2014         12.540809          13.325075          224,367.2955
01/01/2015 to 12/31/2015         13.325075          13.936918          205,437.9853
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018026           7.664231          681,564.1327
01/01/2009 to 12/31/2009          7.664231           9.288692        1,864,648.0500
01/01/2010 to 12/31/2010          9.288692          10.026861        1,495,442.5447
01/01/2011 to 12/31/2011         10.026861           9.867207        1,178,660.4354
01/01/2012 to 12/31/2012          9.867207          10.740633        1,153,882.2955
01/01/2013 to 12/31/2013         10.740633          11.975342        1,086,841.1016
01/01/2014 to 12/31/2014         11.975342          12.478537        1,051,979.2246
01/01/2015 to 12/31/2015         12.478537          12.166943          972,266.5251
--------------------------       ---------          ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.107341          11.482334           62,539.1831
01/01/2013 to 12/31/2013         11.482334          10.895034          134,695.0142
01/01/2014 to 12/31/2014         10.895034          11.128446          145,068.0627
01/01/2015 to 12/31/2015         11.128446           9.883533          122,102.4339
--------------------------       ---------          ---------        --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.934082          10.228279           25,787.9890
01/01/2013 to 12/31/2013         10.228279          11.081407          106,154.1305
01/01/2014 to 12/31/2014         11.081407          11.527592          149,704.3644
01/01/2015 to 12/31/2015         11.527592          11.309628          121,555.5653
--------------------------       ---------          ---------        --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.046652          11.971652           11,511.4523
01/01/2009 to 12/31/2009         11.971652          17.243250           30,404.6800
01/01/2010 to 12/31/2010         17.243250          19.606939           64,353.0306
01/01/2011 to 12/31/2011         19.606939          19.709415           63,772.1105
01/01/2012 to 12/31/2012         19.709415          22.558187           64,114.9242
01/01/2013 to 12/31/2013         22.558187          24.223673           65,832.9796
01/01/2014 to 12/31/2014         24.223673          24.575543           62,651.1808
01/01/2015 to 12/31/2015         24.575543          23.160238           59,441.4949
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.241861          19.245665          320,390.7743
01/01/2007 to 12/31/2007         19.245665          16.064120          249,511.4729
01/01/2008 to 12/31/2008         16.064120           9.201824          233,787.8379
01/01/2009 to 12/31/2009          9.201824          12.176868          226,420.8600
01/01/2010 to 12/31/2010         12.176868          13.886119          203,887.4580
01/01/2011 to 12/31/2011         13.886119          12.876948          181,275.4715
01/01/2012 to 12/31/2012         12.876948          15.932812          173,902.1391
01/01/2013 to 12/31/2013         15.932812          16.203410          168,721.1437
01/01/2014 to 12/31/2014         16.203410          18.025806          149,686.7665
01/01/2015 to 12/31/2015         18.025806          17.456087          133,216.9319
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006           7.887068           7.612069      1,355,423.3051
01/01/2007 to 12/31/2007           7.612069           7.645002      1,041,174.5476
01/01/2008 to 12/31/2008           7.645002           4.576046        889,722.4014
01/01/2009 to 12/31/2009           4.576046           5.975843        818,395.1000
01/01/2010 to 12/31/2010           5.975843           7.265437        729,554.0714
01/01/2011 to 12/31/2011           7.265437           7.367833        835,271.7525
01/01/2012 to 12/31/2012           7.367833           8.574900        766,531.6980
01/01/2013 to 12/31/2013           8.574900          12.262580        676,170.6117
01/01/2014 to 12/31/2014          12.262580          14.319275        596,554.9374
01/01/2015 to 12/31/2015          14.319275          13.496115        548,961.2803
--------------------------        ---------          ---------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-
 ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         135.103915         138.571745            104.9272
01/01/2011 to 12/31/2011         138.571745         125.835311            505.6277
01/01/2012 to 12/31/2012         125.835311         151.404221          1,120.6220
01/01/2013 to 12/31/2013         151.404221         191.509486            748.4861
01/01/2014 to 04/25/2014         191.509486         199.169061              0.0000
--------------------------       ----------         ----------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006          10.618538          11.116150        367,326.8825
01/01/2007 to 12/31/2007          11.116150          10.271927        243,054.4120
01/01/2008 to 12/31/2008          10.271927           4.578276        255,592.6761
01/01/2009 to 12/31/2009           4.578276           6.203956        280,709.8600
01/01/2010 to 12/31/2010           6.203956           6.540272        272,006.9936
01/01/2011 to 04/29/2011           6.540272           6.945274              0.0000
--------------------------       ----------         ----------      --------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          13.197536          14.996823        366,355.5134
01/01/2007 to 12/31/2007          14.996823          15.183900        272,368.6003
01/01/2008 to 12/31/2008          15.183900           9.532418        195,491.9278
01/01/2009 to 12/31/2009           9.532418          12.386674        165,034.7800
01/01/2010 to 12/31/2010          12.386674          15.113932        152,386.6406
01/01/2011 to 12/31/2011          15.113932          13.910583        120,617.2515
01/01/2012 to 12/31/2012          13.910583          16.136315        106,272.5651
01/01/2013 to 12/31/2013          16.136315          21.023179         97,683.5078
01/01/2014 to 12/31/2014          21.023179          23.379678         82,000.4297
01/01/2015 to 12/31/2015          23.379678          20.868641         75,518.4148
--------------------------       ----------         ----------      --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         15.474588          19.584134          745,520.9303
01/01/2007 to 12/31/2007         19.584134          19.017716          627,653.5260
01/01/2008 to 12/31/2008         19.017716          11.041112          460,978.6793
01/01/2009 to 12/31/2009         11.041112          16.815186          436,066.6800
01/01/2010 to 12/31/2010         16.815186          19.227231          375,253.8749
01/01/2011 to 12/31/2011         19.227231          16.192619          340,157.1260
01/01/2012 to 12/31/2012         16.192619          20.554229          302,938.1809
01/01/2013 to 12/31/2013         20.554229          26.342855          280,422.8714
01/01/2014 to 12/31/2014         26.342855          24.374836          242,136.9359
01/01/2015 to 12/31/2015         24.374836          22.857379          225,877.8639
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010647           1.045112        2,063,757.0497
01/01/2013 to 12/31/2013          1.045112           1.045571        1,893,930.5170
01/01/2014 to 12/31/2014          1.045571           1.084229        1,601,080.0032
01/01/2015 to 12/31/2015          1.084229           1.020107        1,545,552.9545
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.447819          11.909290          147,636.9975
01/01/2007 to 12/31/2007         11.909290          11.404215          160,904.1045
01/01/2008 to 12/31/2008         11.404215           7.177860          135,640.6151
01/01/2009 to 12/31/2009          7.177860           8.923076          210,478.4500
01/01/2010 to 12/31/2010          8.923076          10.065751          222,094.7334
01/01/2011 to 12/31/2011         10.065751           9.739920          203,882.6207
01/01/2012 to 12/31/2012          9.739920          11.328525          190,693.4822
01/01/2013 to 12/31/2013         11.328525          15.064004          203,976.4960
01/01/2014 to 12/31/2014         15.064004          16.173046          178,040.3917
01/01/2015 to 12/31/2015         16.173046          14.936038          167,274.6283
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         24.701441          16.230660          189,869.0687
01/01/2009 to 12/31/2009         16.230660          20.170985          255,975.6100
01/01/2010 to 12/31/2010         20.170985          24.868818          234,355.7043
01/01/2011 to 12/31/2011         24.868818          23.522724          155,003.4132
01/01/2012 to 12/31/2012         23.522724          26.496199          145,101.9986
01/01/2013 to 12/31/2013         26.496199          33.910186          177,908.4943
01/01/2014 to 12/31/2014         33.910186          36.516974          169,571.5388
01/01/2015 to 12/31/2015         36.516974          32.644245          109,936.5915
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.782480          14.335678        626,501.9730
01/01/2007 to 12/31/2007         14.335678          15.637262        585,719.6194
01/01/2008 to 12/31/2008         15.637262           9.409582        507,753.1697
01/01/2009 to 12/31/2009          9.409582          12.367259        466,082.9400
01/01/2010 to 12/31/2010         12.367259          15.327193        398,408.3390
01/01/2011 to 12/31/2011         15.327193          14.891553        376,693.7405
01/01/2012 to 12/31/2012         14.891553          17.290758        262,322.7907
01/01/2013 to 12/31/2013         17.290758          23.805318        319,630.3724
01/01/2014 to 12/31/2014         23.805318          25.230252        219,059.4686
01/01/2015 to 12/31/2015         25.230252          24.356456        246,796.9706
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.009975          10.444963         85,438.0167
01/01/2014 to 12/31/2014         10.444963          10.781011         83,817.6709
01/01/2015 to 12/31/2015         10.781011          10.639824         89,903.9016
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND
 BEFORE THAT AMERICAN FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038026           8.927771         28,139.0758
01/01/2009 to 12/31/2009          8.927771           9.831441         98,998.2100
01/01/2010 to 12/31/2010          9.831441          10.245177         91,375.3237
01/01/2011 to 12/31/2011         10.245177          10.645421         85,889.9308
01/01/2012 to 12/31/2012         10.645421          10.968482         81,720.2668
01/01/2013 to 04/26/2013         10.968482          10.939784              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012701           1.047153         60,756.8599
01/01/2013 to 12/31/2013          1.047153           1.141470        214,830.1202
01/01/2014 to 12/31/2014          1.141470           1.199313        856,267.8665
01/01/2015 to 12/31/2015          1.199313           1.188452        368,009.6133
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006          9.988521          10.311750            156.2923
01/01/2007 to 12/31/2007         10.311750          12.947617         80,801.0690
01/01/2008 to 12/31/2008         12.947617           7.723640         67,446.3153
01/01/2009 to 12/31/2009          7.723640          10.682263         87,508.4400
01/01/2010 to 12/31/2010         10.682263          12.801388        124,628.4800
01/01/2011 to 12/31/2011         12.801388          12.387038        148,487.6007
01/01/2012 to 12/31/2012         12.387038          14.224693        106,257.2654
01/01/2013 to 12/31/2013         14.224693          16.363954        101,570.1525
01/01/2014 to 12/31/2014         16.363954          16.629275         86,688.3877
01/01/2015 to 12/31/2015         16.629275          16.533129        117,207.0214
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.865474          18.080789          883,966.3053
01/01/2007 to 12/31/2007         18.080789          18.919602          722,771.4459
01/01/2008 to 12/31/2008         18.919602          15.124411          584,225.4541
01/01/2009 to 12/31/2009         15.124411          20.317210          519,017.5600
01/01/2010 to 12/31/2010         20.317210          22.542192          465,761.3742
01/01/2011 to 12/31/2011         22.542192          23.128254          405,805.4391
01/01/2012 to 12/31/2012         23.128254          25.654361          378,187.8879
01/01/2013 to 12/31/2013         25.654361          27.207186          345,391.5204
01/01/2014 to 12/31/2014         27.207186          28.012247          323,726.4175
01/01/2015 to 12/31/2015         28.012247          26.914264          283,568.6505
--------------------------       ---------          ---------          ------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997534          10.195084            6,394.0405
01/01/2011 to 12/31/2011         10.195084          10.214674           10,143.5481
01/01/2012 to 12/31/2012         10.214674          10.766904           27,171.1595
01/01/2013 to 12/31/2013         10.766904          10.980504           34,886.3694
01/01/2014 to 12/31/2014         10.980504          10.864003           21,439.5310
01/01/2015 to 12/31/2015         10.864003          10.581094           22,800.1949
--------------------------       ---------          ---------          ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987535           9.740597           41,153.0489
01/01/2012 to 12/31/2012          9.740597           9.986641           57,949.6640
01/01/2013 to 12/31/2013          9.986641           9.922338           69,384.5257
01/01/2014 to 12/31/2014          9.922338           9.848415           51,876.2920
01/01/2015 to 12/31/2015          9.848415           9.612514           51,938.0170
--------------------------       ---------          ---------          ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998027          10.867960                0.0000
01/01/2010 to 12/31/2010         10.867960          12.119715            2,034.1542
01/01/2011 to 12/31/2011         12.119715          11.864590            2,056.6735
01/01/2012 to 12/31/2012         11.864590          13.316647           17,103.0465
01/01/2013 to 12/31/2013         13.316647          13.214774           19,298.3165
01/01/2014 to 12/31/2014         13.214774          13.127056            2,806.8004
01/01/2015 to 12/31/2015         13.127056          12.356527            2,694.8733
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.584057          12.930800        1,628,008.7238
01/01/2007 to 12/31/2007         12.930800          13.065482        1,412,136.3213
01/01/2008 to 12/31/2008         13.065482           7.594535        2,095,952.6013
01/01/2009 to 12/31/2009          7.594535           9.894153        1,596,603.7200
01/01/2010 to 12/31/2010          9.894153          11.321306        1,451,227.4818
01/01/2011 to 12/31/2011         11.321306          10.477473        1,330,524.7197
01/01/2012 to 12/31/2012         10.477473          12.012329        1,276,477.5885
01/01/2013 to 12/31/2013         12.012329          15.279383        1,244,756.5605
01/01/2014 to 12/31/2014         15.279383          15.770441        1,113,539.5382
01/01/2015 to 12/31/2015         15.770441          15.178031        1,006,585.2448
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.960927          10.395119            3,960.2735
01/01/2013 to 12/31/2013         10.395119          11.675982          411,154.7260
01/01/2014 to 12/31/2014         11.675982          12.574137          478,506.7046
01/01/2015 to 12/31/2015         12.574137          11.845004          504,039.2825
--------------------------       ---------          ---------          ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077631           1.123774           31,337.6918
01/01/2014 to 12/31/2014          1.123774           1.205943          135,426.8925
01/01/2015 to 12/31/2015          1.205943           1.170076          274,724.9880
--------------------------       ---------          ---------          ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.071495          17.858290          704,913.6963
01/01/2007 to 12/31/2007         17.858290          17.008110          491,512.3578
01/01/2008 to 12/31/2008         17.008110          11.722197          501,050.8223
01/01/2009 to 12/31/2009         11.722197          14.558366          376,337.5900
01/01/2010 to 12/31/2010         14.558366          17.143934          424,169.6817
01/01/2011 to 12/31/2011         17.143934          15.325747          368,891.8414
01/01/2012 to 12/31/2012         15.325747          17.758225          248,306.0224
01/01/2013 to 12/31/2013         17.758225          23.100870          300,564.8186
01/01/2014 to 12/31/2014         23.100870          23.077950          271,303.7736
01/01/2015 to 12/31/2015         23.077950          21.440311          238,350.9909
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006          9.988521          10.450406            9,664.2596
01/01/2007 to 12/31/2007         10.450406          14.021368           75,218.3346
01/01/2008 to 12/31/2008         14.021368           6.123445          217,663.3260
01/01/2009 to 12/31/2009          6.123445          10.160875          298,255.9400
01/01/2010 to 12/31/2010         10.160875          12.340627          251,991.7111
01/01/2011 to 12/31/2011         12.340627           9.853738          251,780.4865
01/01/2012 to 12/31/2012          9.853738          11.505677          395,265.7499
01/01/2013 to 12/31/2013         11.505677          10.737520          275,804.4530
01/01/2014 to 12/31/2014         10.737520           9.858227          268,805.2783
01/01/2015 to 12/31/2015          9.858227           8.344877          279,468.2890
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.607434          15.680393        1,003,465.2248
01/01/2007 to 12/31/2007         15.680393          17.454683          828,521.3989
01/01/2008 to 12/31/2008         17.454683           9.884817          588,021.2914
01/01/2009 to 12/31/2009          9.884817          12.779445          544,766.7400
01/01/2010 to 12/31/2010         12.779445          13.990078          503,394.1880
01/01/2011 to 12/31/2011         13.990078          12.274831          477,435.5115
01/01/2012 to 12/31/2012         12.274831          14.075937          557,370.7408
01/01/2013 to 12/31/2013         14.075937          16.489817          399,200.6228
01/01/2014 to 12/31/2014         16.489817          15.070088          365,759.8138
01/01/2015 to 12/31/2015         15.070088          14.538673          350,026.5362
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999754           1.032732                0.0000
01/01/2015 to 12/31/2015          1.032732           0.958753                0.0000
--------------------------        --------           --------                ------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.096573          10.941314          951,956.8605
01/01/2007 to 12/31/2007         10.941314          11.905367          761,114.7117
01/01/2008 to 12/31/2008         11.905367          10.886879          628,379.5045
01/01/2009 to 12/31/2009         10.886879          12.622618          612,207.5700
01/01/2010 to 12/31/2010         12.622618          13.359664          615,557.8327
01/01/2011 to 12/31/2011         13.359664          14.583906          522,777.4984
01/01/2012 to 12/31/2012         14.583906          15.630297          458,817.4301
01/01/2013 to 12/31/2013         15.630297          13.927562          448,389.8588
01/01/2014 to 12/31/2014         13.927562          14.074860          414,385.7765
01/01/2015 to 12/31/2015         14.074860          13.393833          376,259.3810
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.959923          12.277851        1,862,279.1932
01/01/2007 to 12/31/2007         12.277851          12.969788        1,393,983.3777
01/01/2008 to 12/31/2008         12.969788          12.790020        1,298,575.9372
01/01/2009 to 12/31/2009         12.790020          14.826672        1,417,197.9600
01/01/2010 to 12/31/2010         14.826672          15.752043        1,460,193.3452
01/01/2011 to 12/31/2011         15.752043          15.962182        1,321,654.2392
01/01/2012 to 12/31/2012         15.962182          17.129299        1,204,297.3140
01/01/2013 to 12/31/2013         17.129299          16.501480        1,104,260.1509
01/01/2014 to 12/31/2014         16.501480          16.886492          989,574.6569
01/01/2015 to 12/31/2015         16.886492          16.586082          879,229.8615
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         12.604707          15.412194           67,619.5000
01/01/2010 to 12/31/2010         15.412194          17.548973           62,413.3547
01/01/2011 to 12/31/2011         17.548973          16.396759           55,261.9462
01/01/2012 to 12/31/2012         16.396759          17.773798           51,422.9335
01/01/2013 to 12/31/2013         17.773798          23.167563           51,819.0742
01/01/2014 to 12/31/2014         23.167563          25.241683           49,647.7236
01/01/2015 to 12/31/2015         25.241683          24.729244           44,033.7749
--------------------------       ---------          ---------        --------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         11.733980          12.292535            2,020.2594
01/01/2011 to 12/31/2011         12.292535          12.491238           16,762.6537
01/01/2012 to 12/31/2012         12.491238          13.672498           71,298.7942
01/01/2013 to 12/31/2013         13.672498          13.618052           86,765.1833
01/01/2014 to 12/31/2014         13.618052          13.969333           56,442.5192
01/01/2015 to 12/31/2015         13.969333          13.520174           55,530.1065
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.729226          10.865912           40,902.4915
01/01/2013 to 12/31/2013         10.865912          10.189740           39,474.2888
01/01/2014 to 12/31/2014         10.189740          10.764236           17,646.5389
01/01/2015 to 12/31/2015         10.764236          10.617679           23,631.2964
--------------------------       ---------          ---------           -----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.214980          10.723087          123,980.0761
01/01/2014 to 12/31/2014         10.723087          11.441855          181,280.1454
01/01/2015 to 12/31/2015         11.441855          11.097109          150,293.6596
--------------------------       ---------          ---------          ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010679           1.065216          489,598.0398
01/01/2013 to 12/31/2013          1.065216           1.151996          930,018.6103
01/01/2014 to 12/31/2014          1.151996           1.219011          977,785.6248
01/01/2015 to 12/31/2015          1.219011           1.186739        1,047,213.7630
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.301144           8.460286           87,036.9202
01/01/2009 to 12/31/2009          8.460286          10.377335          310,482.4800
01/01/2010 to 12/31/2010         10.377335          11.439728          415,917.3046
01/01/2011 to 12/31/2011         11.439728          11.355300          517,220.4676
01/01/2012 to 12/31/2012         11.355300          12.584198          425,526.0812
01/01/2013 to 12/31/2013         12.584198          13.958021          425,456.7987
01/01/2014 to 12/31/2014         13.958021          14.505773          368,391.9583
01/01/2015 to 12/31/2015         14.505773          13.967291          322,806.9862
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          7.686099           7.756380           57,831.2657
01/01/2009 to 12/31/2009          7.756380           9.834791          188,378.7600
01/01/2010 to 12/31/2010          9.834791          11.026635          240,212.3081
01/01/2011 to 12/31/2011         11.026635          10.599738          286,855.9251
01/01/2012 to 12/31/2012         10.599738          11.974538          294,720.9772
01/01/2013 to 12/31/2013         11.974538          13.886441          307,667.6569
01/01/2014 to 12/31/2014         13.886441          14.372340          309,739.1988
01/01/2015 to 12/31/2015         14.372340          13.789705          327,792.1752
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         47.870784          55.381470        634,180.4254
01/01/2007 to 12/31/2007         55.381470          56.412292        488,664.9173
01/01/2008 to 12/31/2008         56.412292          35.274100        423,441.9663
01/01/2009 to 12/31/2009         35.274100          41.017004        400,760.5600
01/01/2010 to 12/31/2010         41.017004          47.141906        366,872.6632
01/01/2011 to 12/31/2011         47.141906          44.445719        335,102.1328
01/01/2012 to 12/31/2012         44.445719          51.496264        329,415.0186
01/01/2013 to 12/31/2013         51.496264          67.660932        263,824.3044
01/01/2014 to 12/31/2014         67.660932          75.279414        266,658.1850
01/01/2015 to 12/31/2015         75.279414          71.285095        220,244.0401
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          7.890626           8.227961        894,709.4546
01/01/2007 to 12/31/2007          8.227961           9.505627        924,956.0286
01/01/2008 to 12/31/2008          9.505627           5.624666        627,621.3948
01/01/2009 to 12/31/2009          5.624666           8.036369        780,523.6200
01/01/2010 to 12/31/2010          8.036369          10.078183        716,578.3168
01/01/2011 to 12/31/2011         10.078183           9.735655        607,434.9428
01/01/2012 to 12/31/2012          9.735655          10.869334        572,135.0898
01/01/2013 to 12/31/2013         10.869334          14.580492        528,126.6336
01/01/2014 to 12/31/2014         14.580492          16.149772        353,334.2371
01/01/2015 to 12/31/2015         16.149772          16.920211        389,996.5990
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         13.591377          14.875007         70,935.5639
01/01/2014 to 12/31/2014         14.875007          14.121177         70,552.8620
01/01/2015 to 12/31/2015         14.121177          13.568265         71,647.9353
--------------------------       ---------          ---------        ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-
 ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088023           6.038254         39,234.0356
01/01/2009 to 12/31/2009          6.038254           8.454436        111,257.9200
01/01/2010 to 12/31/2010          8.454436           8.876070        126,813.5087
01/01/2011 to 12/31/2011          8.876070           7.472605        120,514.0081
01/01/2012 to 12/31/2012          7.472605           8.618659        106,573.4907
01/01/2013 to 04/26/2013          8.618659           8.927398              0.0000
--------------------------       ---------          ---------        ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         13.824619          14.272032          1,981.4300
01/01/2010 to 12/31/2010         14.272032          14.809536          8,268.9298
01/01/2011 to 12/31/2011         14.809536          15.586135         11,688.6909
01/01/2012 to 12/31/2012         15.586135          15.855089         15,848.2219
01/01/2013 to 12/31/2013         15.855089          15.171972          9,739.7190
01/01/2014 to 12/31/2014         15.171972          15.714905         11,614.2995
01/01/2015 to 12/31/2015         15.714905          15.425862         21,883.0563
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          9.876390          10.142173          864,570.9573
01/01/2007 to 12/31/2007         10.142173          10.439815          856,002.8871
01/01/2008 to 12/31/2008         10.439815          10.519575        1,816,844.5984
01/01/2009 to 12/31/2009         10.519575          10.358072        1,383,944.9100
01/01/2010 to 12/31/2010         10.358072          10.173286          945,751.3899
01/01/2011 to 12/31/2011         10.173286           9.992289        1,202,849.4439
01/01/2012 to 12/31/2012          9.992289           9.813061        1,144,877.0364
01/01/2013 to 12/31/2013          9.813061           9.637997          734,027.6940
01/01/2014 to 12/31/2014          9.637997           9.466058          676,585.0545
01/01/2015 to 12/31/2015          9.466058           9.297185          735,108.1518
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.489942          17.226997           69,223.6879
01/01/2014 to 12/31/2014         17.226997          18.759852           57,054.4151
01/01/2015 to 12/31/2015         18.759852          18.905012           44,427.8319
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2006 to 12/31/2006         12.124664          12.632037          137,547.2820
01/01/2007 to 12/31/2007         12.632037          15.401303          129,885.6461
01/01/2008 to 12/31/2008         15.401303           7.820092          115,997.7577
01/01/2009 to 12/31/2009          7.820092          11.303161          114,728.7400
01/01/2010 to 12/31/2010         11.303161          14.117238           94,445.7320
01/01/2011 to 12/31/2011         14.117238          12.830735           75,490.4088
01/01/2012 to 12/31/2012         12.830735          13.359163           76,085.4478
01/01/2013 to 04/26/2013         13.359163          14.396828                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.562016          11.642913          734,085.5057
01/01/2007 to 12/31/2007         11.642913          12.736327          586,119.8675
01/01/2008 to 12/31/2008         12.736327           7.936920          527,842.6455
01/01/2009 to 12/31/2009          7.936920          10.879438          487,751.3500
01/01/2010 to 12/31/2010         10.879438          11.894387          441,211.0944
01/01/2011 to 12/31/2011         11.894387          11.708536          391,632.6187
01/01/2012 to 12/31/2012         11.708536          13.287480          770,040.2188
01/01/2013 to 12/31/2013         13.287480          17.844249          688,823.4226
01/01/2014 to 12/31/2014         17.844249          19.058273          687,221.2642
01/01/2015 to 12/31/2015         19.058273          20.691121          575,660.4057
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007          9.564292           9.977183            9,938.1847
01/01/2008 to 12/31/2008          9.977183           5.702159          213,804.3003
01/01/2009 to 12/31/2009          5.702159           6.902598          208,651.7600
01/01/2010 to 12/31/2010          6.902598           7.822517           23,794.2214
01/01/2011 to 12/31/2011          7.822517           7.388228          222,381.5193
01/01/2012 to 12/31/2012          7.388228           8.175281           21,753.4939
01/01/2013 to 04/26/2013          8.175281           8.774528                0.0000
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.465353           8.947983        1,528,712.0855
01/01/2007 to 12/31/2007          8.947983          10.043168        1,441,276.4124
01/01/2008 to 12/31/2008         10.043168           5.332099          993,381.0298
01/01/2009 to 12/31/2009          5.332099           7.525685          905,834.7800
01/01/2010 to 12/31/2010          7.525685           8.086054          803,662.2766
01/01/2011 to 12/31/2011          8.086054           7.832451          686,579.4063
01/01/2012 to 04/27/2012          7.832451           8.800013                0.0000
--------------------------       ---------          ---------        --------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.043544          17.676407          585,909.8382
01/01/2007 to 12/31/2007         17.676407          16.131145          436,474.4776
01/01/2008 to 12/31/2008         16.131145           8.533693          377,907.7540
01/01/2009 to 12/31/2009          8.533693          11.834451          331,123.6300
01/01/2010 to 12/31/2010         11.834451          13.339080          280,224.7819
01/01/2011 to 12/31/2011         13.339080          13.951958          230,214.7237
01/01/2012 to 12/31/2012         13.951958          15.288669          227,434.9548
01/01/2013 to 12/31/2013         15.288669          20.498259          226,140.7731
01/01/2014 to 12/31/2014         20.498259          20.469564          203,587.8705
01/01/2015 to 12/31/2015         20.469564          18.161276          186,126.7284
--------------------------       ---------          ---------        --------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008         10.064543          10.129022              151.0011
01/01/2009 to 12/31/2009         10.129022          14.197922           14,034.2000
01/01/2010 to 12/31/2010         14.197922          17.094897           14,594.0220
01/01/2011 to 12/31/2011         17.094897          14.061559            6,668.7874
01/01/2012 to 12/31/2012         14.061559          16.281954            7,454.5487
01/01/2013 to 12/31/2013         16.281954          20.405601           12,789.2166
01/01/2014 to 12/31/2014         20.405601          18.699838           12,444.6349
01/01/2015 to 12/31/2015         18.699838          19.423236           22,503.2465
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.453089          13.682515           13,981.2944
01/01/2015 to 12/31/2015         13.682515          13.359733           49,276.4636
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.036313          14.390080        5,445,938.2373
01/01/2015 to 12/31/2015         14.390080          13.981661        4,900,397.5355
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.369941          11.064002           614,186.3552
01/01/2007 to 12/31/2007         11.064002          11.508762         1,111,839.0685
01/01/2008 to 12/31/2008         11.508762           8.968693         1,635,860.6121
01/01/2009 to 12/31/2009          8.968693          10.826616         2,874,485.2700
01/01/2010 to 12/31/2010         10.826616          11.792861         3,452,041.6595
01/01/2011 to 12/31/2011         11.792861          11.788574         3,096,012.1286
01/01/2012 to 12/31/2012         11.788574          12.840462         2,862,196.1934
01/01/2013 to 12/31/2013         12.840462          13.756466         2,091,940.1540
01/01/2014 to 04/25/2014         13.756466          13.852173                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.627130          11.506096         3,802,320.2469
01/01/2007 to 12/31/2007         11.506096          12.001131         4,928,840.2004
01/01/2008 to 12/31/2008         12.001131           8.672324         4,853,593.9947
01/01/2009 to 12/31/2009          8.672324          10.739578         5,717,505.2500
01/01/2010 to 12/31/2010         10.739578          11.855988         5,193,032.7145
01/01/2011 to 12/31/2011         11.855988          11.631326         4,847,688.4421
01/01/2012 to 12/31/2012         11.631326          12.838561         4,531,143.4256
01/01/2013 to 12/31/2013         12.838561          14.403353         3,999,718.6892
01/01/2014 to 04/25/2014         14.403353          14.448906                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.434587          14.910526        12,394,479.9853
01/01/2015 to 12/31/2015         14.910526          14.458852        11,168,701.9613
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.930758          12.022266        13,290,375.5830
01/01/2007 to 12/31/2007         12.022266          12.383127        16,411,173.0140
01/01/2008 to 12/31/2008         12.383127           8.277530        17,988,455.9112
01/01/2009 to 12/31/2009          8.277530          10.433553        17,343,593.7200
01/01/2010 to 12/31/2010         10.433553          11.639689        16,601,085.3712
01/01/2011 to 12/31/2011         11.639689          11.237801        15,303,664.1037
01/01/2012 to 12/31/2012         11.237801          12.573811        14,405,559.8417
01/01/2013 to 12/31/2013         12.573811          14.747678        13,359,110.2385
01/01/2014 to 04/25/2014         14.747678          14.749798                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.408551          14.969507        11,007,746.8515
01/01/2015 to 12/31/2015         14.969507          14.453064        10,102,971.7770
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    ----------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.361125          12.676036       11,369,186.8771
01/01/2007 to 12/31/2007         12.676036          13.034100       15,838,198.3746
01/01/2008 to 12/31/2008         13.034100           7.953419       16,996,458.2720
01/01/2009 to 12/31/2009          7.953419          10.162676       15,646,290.1200
01/01/2010 to 12/31/2010         10.162676          11.527582       13,841,831.8488
01/01/2011 to 12/31/2011         11.527582          10.883780       12,854,262.5677
01/01/2012 to 12/31/2012         10.883780          12.368927       11,785,991.4468
01/01/2013 to 12/31/2013         12.368927          15.296509       11,423,391.3074
01/01/2014 to 04/25/2014         15.296509          15.215505                0.0000
--------------------------       ---------          ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998027           7.014269          378,262.6209
01/01/2009 to 12/31/2009          7.014269           8.856104          557,059.5200
01/01/2010 to 12/31/2010          8.856104           9.571990          567,386.4942
01/01/2011 to 12/31/2011          9.571990           9.236064          544,047.1713
01/01/2012 to 12/31/2012          9.236064          10.532994          526,519.1755
01/01/2013 to 04/26/2013         10.532994          11.324926                0.0000
--------------------------       ---------          ---------       ---------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.695786          13.296994           10,904.3100
01/01/2010 to 12/31/2010         13.296994          16.444869            5,312.0442
01/01/2011 to 12/31/2011         16.444869          15.790359            5,068.6268
01/01/2012 to 12/31/2012         15.790359          18.184822            5,444.2590
01/01/2013 to 12/31/2013         18.184822          23.710385            9,137.4498
01/01/2014 to 12/31/2014         23.710385          25.432717           13,020.8327
01/01/2015 to 12/31/2015         25.432717          24.310190           14,014.7385
--------------------------       ---------          ---------       ---------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.505159          13.019175          345,337.9029
01/01/2007 to 12/31/2007         13.019175          13.424435          284,178.8531
01/01/2008 to 12/31/2008         13.424435           8.273378          270,144.6858
01/01/2009 to 12/31/2009          8.273378          10.234088          290,907.4100
01/01/2010 to 12/31/2010         10.234088          11.510447          246,176.4788
01/01/2011 to 12/31/2011         11.510447          11.492700          244,933.6841
01/01/2012 to 12/31/2012         11.492700          13.030657          238,255.2995
01/01/2013 to 12/31/2013         13.030657          16.858533          221,661.6539
01/01/2014 to 12/31/2014         16.858533          18.730418          197,774.5182
01/01/2015 to 12/31/2015         18.730418          18.568010          175,086.0369
--------------------------       ---------          ---------       ---------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.811965          20.756199          105,176.6217
01/01/2014 to 12/31/2014         20.756199          22.539090           67,111.9496
01/01/2015 to 12/31/2015         22.539090          22.056313           52,975.5370
--------------------------       ---------          ---------       ---------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998027           6.581951         28,919.6475
01/01/2009 to 12/31/2009          6.581951           8.073191        214,997.4100
01/01/2010 to 12/31/2010          8.073191           8.803303        224,220.4211
01/01/2011 to 12/31/2011          8.803303           8.599289        234,873.0590
01/01/2012 to 12/31/2012          8.599289           9.620356        220,738.7279
01/01/2013 to 04/26/2013          9.620356          10.524851              0.0000
--------------------------        --------          ---------        ------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009          8.848886          11.373048            108.5900
01/01/2010 to 12/31/2010         11.373048          12.037580          1,154.5455
01/01/2011 to 12/31/2011         12.037580          10.327221            818.1329
01/01/2012 to 12/31/2012         10.327221          11.961547          1,570.5152
01/01/2013 to 12/31/2013         11.961547          14.266681          4,280.1639
01/01/2014 to 12/31/2014         14.266681          13.125095          5,624.9478
01/01/2015 to 12/31/2015         13.125095          12.721950          4,094.6342
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.068260          23.747926        123,293.2154
01/01/2014 to 12/31/2014         23.747926          23.254168        116,048.6904
01/01/2015 to 12/31/2015         23.254168          22.926111        105,957.3492
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2006 to 12/31/2006         14.214507          16.010503        278,322.4644
01/01/2007 to 12/31/2007         16.010503          15.297171        242,339.9123
01/01/2008 to 12/31/2008         15.297171           9.269262        172,029.0776
01/01/2009 to 12/31/2009          9.269262          12.450655        219,371.2700
01/01/2010 to 12/31/2010         12.450655          15.024065        188,859.8686
01/01/2011 to 12/31/2011         15.024065          13.977994        168,160.1761
01/01/2012 to 12/31/2012         13.977994          14.452926        162,175.7777
01/01/2013 to 04/26/2013         14.452926          15.651038              0.0000
--------------------------       ---------          ---------        ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.969103          13.465685         10,925.9700
01/01/2010 to 12/31/2010         13.465685          16.736517         11,728.3571
01/01/2011 to 12/31/2011         16.736517          15.727087          5,294.0475
01/01/2012 to 12/31/2012         15.727087          17.907911          7,143.4603
01/01/2013 to 12/31/2013         17.907911          24.293548         17,911.7560
01/01/2014 to 12/31/2014         24.293548          24.988752         21,042.0136
01/01/2015 to 12/31/2015         24.988752          23.429556         17,758.9461
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.444247          20.707934        157,219.9614
01/01/2014 to 12/31/2014         20.707934          22.133589        152,526.2287
01/01/2015 to 12/31/2015         22.133589          24.024065        140,568.2927
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
01/01/2006 to 12/31/2006          4.661325           4.823166          339,909.0895
01/01/2007 to 12/31/2007          4.823166           6.229901          296,934.7843
01/01/2008 to 12/31/2008          6.229901           3.398616          201,977.2869
01/01/2009 to 12/31/2009          3.398616           5.306594          275,558.0900
01/01/2010 to 12/31/2010          5.306594           6.655218          206,138.7608
01/01/2011 to 12/31/2011          6.655218           5.889901          165,476.5989
01/01/2012 to 12/31/2012          5.889901           6.485249          137,184.1621
01/01/2013 to 04/26/2013          6.485249           6.773144                0.0000
--------------------------        --------           --------          ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.603814          14.718034                0.0000
01/01/2010 to 12/31/2010         14.718034          18.651343            8,095.9737
01/01/2011 to 12/31/2011         18.651343          15.264514            6,758.6347
01/01/2012 to 12/31/2012         15.264514          15.377272            3,585.4584
01/01/2013 to 12/31/2013         15.377272          16.727253            3,077.9265
01/01/2014 to 12/31/2014         16.727253          13.336181            2,896.0062
01/01/2015 to 12/31/2015         13.336181           8.807343            3,739.1815
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         15.096769          15.408678           12,178.5029
01/01/2007 to 12/31/2007         15.408678          15.742695           18,483.9709
01/01/2008 to 12/31/2008         15.742695          15.378827           14,224.6665
01/01/2009 to 12/31/2009         15.378827          15.720806           29,969.4600
01/01/2010 to 12/31/2010         15.720806          16.288453           32,170.8658
01/01/2011 to 12/31/2011         16.288453          16.841092           41,783.1302
01/01/2012 to 12/31/2012         16.841092          17.043155           34,672.0779
01/01/2013 to 12/31/2013         17.043155          16.587579           28,701.0380
01/01/2014 to 12/31/2014         16.587579          16.707126           21,981.5391
01/01/2015 to 12/31/2015         16.707126          16.459462           19,248.7296
--------------------------       ---------          ---------          ------------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         12.695134          14.265570        1,861,949.3347
01/01/2007 to 12/31/2007         14.265570          14.630624        1,485,940.4058
01/01/2008 to 12/31/2008         14.630624           8.699080        1,318,175.6319
01/01/2009 to 12/31/2009          8.699080          11.263222        1,224,577.7000
01/01/2010 to 12/31/2010         11.263222          12.369630        1,120,293.8513
01/01/2011 to 12/31/2011         12.369630          11.641659          987,619.3230
01/01/2012 to 12/31/2012         11.641659          12.885091          857,991.0856
01/01/2013 to 12/31/2013         12.885091          16.898436          754,758.6576
01/01/2014 to 12/31/2014         16.898436          18.330797          664,359.8467
01/01/2015 to 12/31/2015         18.330797          18.411859          591,855.9892

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2015. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

CLASS AA




                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2006 to 12/31/2006      14.376903          18.180489            68,472.2828
01/01/2007 to 12/31/2007      18.180489          20.559009            49,045.1493
01/01/2008 to 12/31/2008      20.559009          12.089678            39,057.5895
01/01/2009 to 12/31/2009      12.089678          16.123098            29,914.2300
01/01/2010 to 12/31/2010      16.123098          17.944243            25,658.5638
01/01/2011 to 12/31/2011      17.944243          16.502309            20,197.6082
01/01/2012 to 12/31/2012      16.502309          18.799138            17,539.3485
01/01/2013 to 12/31/2013      18.799138          22.062525            10,966.3777
01/01/2014 to 12/31/2014      22.062525          21.827884            10,159.2298
01/01/2015 to 12/31/2015      21.827884          21.020002             9,407.8850
--------------------------    ---------          ---------            -----------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-
 ACCOUNT (SERIES II))
01/01/2006 to 12/31/2006      14.236421          17.953306           159,703.7512
01/01/2007 to 12/31/2007      17.953306          20.253814            92,205.7561
01/01/2008 to 12/31/2008      20.253814          11.877065            83,417.3222
01/01/2009 to 12/31/2009      11.877065          15.800848            80,862.6600
01/01/2010 to 12/31/2010      15.800848          17.545849            82,664.3488
01/01/2011 to 12/31/2011      17.545849          16.092555            70,232.1735
01/01/2012 to 12/31/2012      16.092555          18.288288            73,311.0573
01/01/2013 to 12/31/2013      18.288288          21.409633            71,183.5926
01/01/2014 to 12/31/2014      21.409633          21.130937            69,559.0511
01/01/2015 to 12/31/2015      21.130937          20.292070            64,906.0384
--------------------------    ---------          ---------           ------------

DEUTSCHE VARIABLE SERIES II
DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006      13.611711          13.981782            31,781.9318
01/01/2007 to 12/31/2007      13.981782          14.606853            21,031.3978
01/01/2008 to 12/31/2008      14.606853          15.114072            17,153.5610
01/01/2009 to 12/31/2009      15.114072          16.107936            14,541.9000
01/01/2010 to 12/31/2010      16.107936          16.934586            13,333.8901
01/01/2011 to 12/31/2011      16.934586          17.946412            11,083.0441
01/01/2012 to 12/31/2012      17.946412          18.213200            10,443.5259
01/01/2013 to 12/31/2013      18.213200          17.413361             9,895.8544
01/01/2014 to 12/31/2014      17.413361          18.080298             8,516.7469
01/01/2015 to 12/31/2015      18.080298          17.824537             8,064.5853
--------------------------    ---------          ---------           ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2006 to 12/31/2006         13.327240          15.761654          215,478.7936
01/01/2007 to 12/31/2007         15.761654          15.739100          208,895.1439
01/01/2008 to 12/31/2008         15.739100           8.875095          167,864.2867
01/01/2009 to 12/31/2009          8.875095          11.367046          146,006.6900
01/01/2010 to 12/31/2010         11.367046          12.881212          132,926.4747
01/01/2011 to 12/31/2011         12.881212          12.785677          126,203.6059
01/01/2012 to 12/31/2012         12.785677          14.757185          128,325.9566
01/01/2013 to 12/31/2013         14.757185          18.601567          117,204.4805
01/01/2014 to 12/31/2014         18.601567          19.898361          118,340.9249
01/01/2015 to 12/31/2015         19.898361          18.790062          103,682.4300
--------------------------       ---------          ---------          ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2006 to 12/31/2006         11.856027          14.198986        1,712,855.8537
01/01/2007 to 12/31/2007         14.198986          16.164643        1,094,311.3935
01/01/2008 to 12/31/2008         16.164643           9.503099          930,983.3379
01/01/2009 to 12/31/2009          9.503099          12.842236          856,851.5200
01/01/2010 to 12/31/2010         12.842236          13.728420          784,849.5232
01/01/2011 to 12/31/2011         13.728420          12.098150          691,218.7736
01/01/2012 to 12/31/2012         12.098150          14.104148          658,394.0752
01/01/2013 to 12/31/2013         14.104148          17.102922          579,564.1519
01/01/2014 to 12/31/2014         17.102922          14.987713          546,717.9939
01/01/2015 to 12/31/2015         14.987713          13.819733          508,025.4503
--------------------------       ---------          ---------        --------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.219284          10.568199            9,872.4945
01/01/2013 to 12/31/2013         10.568199          11.582847           19,659.1276
01/01/2014 to 12/31/2014         11.582847          12.261112           15,462.5411
01/01/2015 to 12/31/2015         12.261112          12.160685           14,536.0810
--------------------------       ---------          ---------        --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996850           1.040408                0.0000
01/01/2015 to 12/31/2015          1.040408           1.015852                0.0000
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.045581           7.011667          109,776.8648
01/01/2009 to 12/31/2009          7.011667           8.941853          365,651.4700
01/01/2010 to 12/31/2010          8.941853           9.889880          514,685.6801
01/01/2011 to 12/31/2011          9.889880           9.545193          570,881.0633
01/01/2012 to 12/31/2012          9.545193          10.685140          553,826.7001
01/01/2013 to 12/31/2013         10.685140          12.489271          462,215.0924
01/01/2014 to 12/31/2014         12.489271          13.060633          503,087.9344
01/01/2015 to 12/31/2015         13.060633          12.788193          488,052.8475
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.450129           6.359814           86,154.4539
01/01/2009 to 12/31/2009          6.359814           8.406163          324,996.1000
01/01/2010 to 12/31/2010          8.406163           9.407014          406,660.5433
01/01/2011 to 12/31/2011          9.407014           8.837455          386,230.4869
01/01/2012 to 12/31/2012          8.837455          10.122028          417,351.8192
01/01/2013 to 12/31/2013         10.122028          12.487463          301,881.4066
01/01/2014 to 12/31/2014         12.487463          13.100436          276,165.2396
01/01/2015 to 12/31/2015         13.100436          12.820674          267,650.2691
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.650957           7.685380           78,370.5567
01/01/2009 to 12/31/2009          7.685380           9.351642          125,985.2400
01/01/2010 to 12/31/2010          9.351642          10.135248          195,172.1714
01/01/2011 to 12/31/2011         10.135248          10.013751          172,156.6061
01/01/2012 to 12/31/2012         10.013751          10.944060          195,774.4650
01/01/2013 to 12/31/2013         10.944060          12.251046          157,082.3929
01/01/2014 to 12/31/2014         12.251046          12.816991          193,689.1529
01/01/2015 to 12/31/2015         12.816991          12.547047          259,639.3694
--------------------------       ---------          ---------          ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.153421          11.560958           78,687.2378
01/01/2013 to 12/31/2013         11.560958          11.013615           64,229.5813
01/01/2014 to 12/31/2014         11.013615          11.294663           54,908.8288
01/01/2015 to 12/31/2015         11.294663          10.071399           80,579.4510
--------------------------       ---------          ---------          ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.974236          10.297225           65,814.7992
01/01/2013 to 12/31/2013         10.297225          11.200807           84,971.8824
01/01/2014 to 12/31/2014         11.200807          11.698501           83,056.3491
01/01/2015 to 12/31/2015         11.698501          11.523323           71,338.4715
--------------------------       ---------          ---------          ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.337160          19.451786        1,361,142.4992
01/01/2007 to 12/31/2007         19.451786          16.301648          962,662.9505
01/01/2008 to 12/31/2008         16.301648           9.375546          898,902.5035
01/01/2009 to 12/31/2009          9.375546          12.456502          850,762.0600
01/01/2010 to 12/31/2010         12.456502          14.261852          725,773.5792
01/01/2011 to 12/31/2011         14.261852          13.278301          627,471.1486
01/01/2012 to 12/31/2012         13.278301          16.495575          566,014.5596
01/01/2013 to 12/31/2013         16.495575          16.842986          516,133.9085
01/01/2014 to 12/31/2014         16.842986          18.812389          476,973.5960
01/01/2015 to 12/31/2015         18.812389          18.290851          430,967.1818
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          8.039394           7.790114        4,535,165.1771
01/01/2007 to 12/31/2007          7.790114           7.855354        3,569,204.5839
01/01/2008 to 12/31/2008          7.855354           4.720908        3,194,091.4869
01/01/2009 to 12/31/2009          4.720908           6.189734        2,925,895.0400
01/01/2010 to 12/31/2010          6.189734           7.555612        2,519,223.1312
01/01/2011 to 12/31/2011          7.555612           7.692749        3,247,343.5164
01/01/2012 to 12/31/2012          7.692749           8.989117        2,874,047.2420
01/01/2013 to 12/31/2013          8.989117          12.906402        2,340,718.2792
01/01/2014 to 12/31/2014         12.906402          15.131470        2,154,270.2554
01/01/2015 to 12/31/2015         15.131470          14.318818        1,936,931.5390
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON CLEARBRIDGE
AGGRESSIVE
 GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
01/01/2006 to 04/30/2006         11.475744          11.993749        2,261,675.0287
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
05/01/2006 to 12/31/2006         10.417047          11.167932        2,202,980.2348
01/01/2007 to 12/31/2007         11.167932          10.361388        1,673,293.9561
01/01/2008 to 12/31/2008         10.361388           4.636803        1,882,751.0198
01/01/2009 to 12/31/2009          4.636803           6.308458        1,900,175.9400
01/01/2010 to 12/31/2010          6.308458           6.677074        1,705,574.4558
01/01/2011 to 04/29/2011          6.677074           7.099800                0.0000
--------------------------       ---------          ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010713           1.047990          861,995.8827
01/01/2013 to 12/31/2013          1.047990           1.052652        1,479,332.1236
01/01/2014 to 12/31/2014          1.052652           1.095947        1,111,795.1038
01/01/2015 to 12/31/2015          1.095947           1.035267        1,017,535.9507
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.475896          11.989012          861,814.3818
01/01/2007 to 12/31/2007         11.989012          11.526833          562,462.6008
01/01/2008 to 12/31/2008         11.526833           7.284283          479,137.1863
01/01/2009 to 12/31/2009          7.284283           9.091671          470,628.1100
01/01/2010 to 12/31/2010          9.091671          10.297003          429,712.7986
01/01/2011 to 12/31/2011         10.297003          10.003552          372,244.5892
01/01/2012 to 12/31/2012         10.003552          11.682023          331,441.2073
01/01/2013 to 12/31/2013         11.682023          15.596276          312,727.9147
01/01/2014 to 12/31/2014         15.596276          16.811629          289,063.5138
01/01/2015 to 12/31/2015         16.811629          15.588040          270,307.7552
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         25.484343          28.270682          160,298.5746
01/01/2007 to 12/31/2007         28.270682          28.125704          135,922.7822
01/01/2008 to 12/31/2008         28.125704          17.012216          120,939.4366
01/01/2009 to 12/31/2009         17.012216          21.281712          105,115.5000
01/01/2010 to 12/31/2010         21.281712          26.409726           79,816.4349
01/01/2011 to 12/31/2011         26.409726          25.141956           67,243.5832
01/01/2012 to 12/31/2012         25.141956          28.508025           55,401.9888
01/01/2013 to 12/31/2013         28.508025          36.721384           46,509.6939
01/01/2014 to 12/31/2014         36.721384          39.816677           41,935.2433
01/01/2015 to 12/31/2015         39.816677          35.825080           38,660.2916
--------------------------       ---------          ---------          ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         25.273416          27.957521        2,755,632.5016
01/01/2007 to 12/31/2007         27.957521          27.732058        2,294,755.3848
01/01/2008 to 12/31/2008         27.732058          16.742026        1,991,599.9433
01/01/2009 to 12/31/2009         16.742026          20.889916        1,789,583.2400
01/01/2010 to 12/31/2010         20.889916          25.858287        1,544,524.0034
01/01/2011 to 12/31/2011         25.858287          24.556513        1,324,837.8687
01/01/2012 to 12/31/2012         24.556513          27.772107        1,184,827.2736
01/01/2013 to 12/31/2013         27.772107          35.685485        1,010,159.8372
01/01/2014 to 12/31/2014         35.685485          38.582772          890,433.1187
01/01/2015 to 12/31/2015         38.582772          34.629296          797,379.7505
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         13.000440          14.638413        1,486,644.8875
01/01/2007 to 12/31/2007         14.638413          16.031837        1,056,076.1624
01/01/2008 to 12/31/2008         16.031837           9.685902          952,948.0137
01/01/2009 to 12/31/2009          9.685902          12.781463          878,594.9100
01/01/2010 to 12/31/2010         12.781463          15.903943          759,858.0978
01/01/2011 to 12/31/2011         15.903943          15.513737          627,042.4898
01/01/2012 to 12/31/2012         15.513737          18.085742          546,323.4669
01/01/2013 to 12/31/2013         18.085742          24.999529          462,742.8333
01/01/2014 to 12/31/2014         24.999529          26.602162          404,900.3018
01/01/2015 to 12/31/2015         26.602162          25.783820          361,360.2311
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012767           1.050036           46,916.3142
01/01/2013 to 12/31/2013          1.050036           1.149200          123,147.5952
01/01/2014 to 12/31/2014          1.149200           1.212274          147,803.8773
01/01/2015 to 12/31/2015          1.212274           1.206111          420,917.6996
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         17.400043          18.763978           22,140.1477
01/01/2007 to 12/31/2007         18.763978          19.768898           18,560.8540
01/01/2008 to 12/31/2008         19.768898          15.906610           10,480.7584
01/01/2009 to 12/31/2009         15.906610          21.508475            8,430.3900
01/01/2010 to 12/31/2010         21.508475          24.004328            6,128.8893
01/01/2011 to 12/31/2011         24.004328          24.813737            5,868.9044
01/01/2012 to 12/31/2012         24.813737          27.694943            4,604.2346
01/01/2013 to 12/31/2013         27.694943          29.540727            4,348.8631
01/01/2014 to 12/31/2014         29.540727          30.621618            4,160.0625
01/01/2015 to 12/31/2015         30.621618          29.629789            3,282.1563
--------------------------       ---------          ---------           -----------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.191034          18.503458        2,724,436.6780
01/01/2007 to 12/31/2007         18.503458          19.439891        2,385,792.5670
01/01/2008 to 12/31/2008         19.439891          15.602834        1,972,521.5350
01/01/2009 to 12/31/2009         15.602834          21.043810        1,814,859.2100
01/01/2010 to 12/31/2010         21.043810          23.441889        1,584,525.2231
01/01/2011 to 12/31/2011         23.441889          24.147479        1,220,739.4138
01/01/2012 to 12/31/2012         24.147479          26.892804        1,094,792.7197
01/01/2013 to 12/31/2013         26.892804          28.634885          955,330.1494
01/01/2014 to 12/31/2014         28.634885          29.600344          851,587.4555
01/01/2015 to 12/31/2015         29.600344          28.554137          764,570.0995
--------------------------       ---------          ---------        --------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988083           9.767007           22,478.3298
01/01/2012 to 12/31/2012          9.767007          10.054067           37,926.1028
01/01/2013 to 12/31/2013         10.054067          10.029369           31,351.5397
01/01/2014 to 12/31/2014         10.029369           9.994549           48,996.3299
01/01/2015 to 12/31/2015          9.994549           9.794250           71,969.4221
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.823082           7.722094        3,840,682.0826
01/01/2009 to 12/31/2009          7.722094          10.100668        3,504,983.5700
01/01/2010 to 12/31/2010         10.100668          11.603880        3,319,453.8282
01/01/2011 to 12/31/2011         11.603880          10.781962        2,974,570.0289
01/01/2012 to 12/31/2012         10.781962          12.411214        2,863,186.0500
01/01/2013 to 12/31/2013         12.411214          15.849987        3,012,187.3011
01/01/2014 to 12/31/2014         15.849987          16.424966        2,359,252.8177
01/01/2015 to 12/31/2015         16.424966          15.871355        2,144,347.8966
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE AGGRESSIVE STRATEGY
SUB-ACCOUNT
 (CLASS B))
11/01/2006 to 12/31/2006          9.930000          10.314193        2,573,392.7073
01/01/2007 to 12/31/2007         10.314193          11.064093        4,889,736.3181
01/01/2008 to 11/07/2008         11.064093           6.710003                0.0000
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.001185          10.465180           29,368.5301
01/01/2013 to 12/31/2013         10.465180          11.801777          195,730.6705
01/01/2014 to 12/31/2014         11.801777          12.760543          214,957.1040
01/01/2015 to 12/31/2015         12.760543          12.068797          190,703.8577
--------------------------       ---------          ---------          ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079734           1.129006           35,509.6706
01/01/2014 to 12/31/2014          1.129006           1.216413           76,593.6832
01/01/2015 to 12/31/2015          1.216413           1.184966          563,022.2692
--------------------------       ---------          ---------          ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         18.076806          18.373348           25,895.7423
01/01/2007 to 12/31/2007         18.373348          19.372606           23,438.5045
01/01/2008 to 12/31/2008         19.372606          13.431072           18,857.2111
01/01/2009 to 12/31/2009         13.431072          16.796043           17,087.9900
01/01/2010 to 12/31/2010         16.796043          19.899465           13,013.3584
01/01/2011 to 12/31/2011         19.899465          17.916631           10,342.6919
01/01/2012 to 12/31/2012         17.916631          20.894995            5,625.0333
01/01/2013 to 12/31/2013         20.894995          27.365591            5,430.4123
01/01/2014 to 12/31/2014         27.365591          27.515295            4,326.2379
01/01/2015 to 12/31/2015         27.515295          25.720381            4,251.6807
--------------------------       ---------          ---------          ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.308935          18.194563          431,706.3766
01/01/2007 to 12/31/2007         18.194563          17.398251          329,685.5289
01/01/2008 to 12/31/2008         17.398251          12.039391          293,653.6606
01/01/2009 to 12/31/2009         12.039391          15.012256          272,385.8900
01/01/2010 to 12/31/2010         15.012256          17.749214          253,220.4909
01/01/2011 to 12/31/2011         17.749214          15.930335          222,879.8891
01/01/2012 to 12/31/2012         15.930335          18.533118          190,630.6114
01/01/2013 to 12/31/2013         18.533118          24.205448          163,707.1051
01/01/2014 to 12/31/2014         24.205448          24.278381          151,636.5493
01/01/2015 to 12/31/2015         24.278381          22.646009          143,388.7357
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.493454           6.189533        1,102,739.6876
01/01/2009 to 12/31/2009          6.189533          10.311678        1,018,045.0200
01/01/2010 to 12/31/2010         10.311678          12.573888          892,372.3645
01/01/2011 to 12/31/2011         12.573888          10.080204          807,068.1927
01/01/2012 to 12/31/2012         10.080204          11.817517          771,317.6702
01/01/2013 to 12/31/2013         11.817517          11.072761          751,255.9339
01/01/2014 to 12/31/2014         11.072761          10.206795          746,162.6117
01/01/2015 to 12/31/2015         10.206795           8.674616          746,443.0346
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
VARIABLE INSURANCE
 PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2))
01/01/2006 to 12/31/2006         16.016930          20.231568          989,345.1918
01/01/2007 to 12/31/2007         20.231568          25.691211          630,239.4306
01/01/2008 to 04/25/2008         25.691211          23.386805                0.0000
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         12.974461          16.237795           16,068.5701
01/01/2007 to 12/31/2007         16.237795          18.189039           15,521.5147
01/01/2008 to 12/31/2008         18.189039          10.356497           12,347.6321
01/01/2009 to 12/31/2009         10.356497          13.473503            5,881.8400
01/01/2010 to 12/31/2010         13.473503          14.834696            5,775.1770
01/01/2011 to 12/31/2011         14.834696          13.101868            5,630.7615
01/01/2012 to 12/31/2012         13.101868          15.111446            3,448.0475
01/01/2013 to 12/31/2013         15.111446          17.818925            1,940.8876
01/01/2014 to 12/31/2014         17.818925          16.387643            1,893.2039
01/01/2015 to 12/31/2015         16.387643          15.917966            1,830.5877
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.850864          16.047013        2,795,017.9181
01/01/2007 to 12/31/2007         16.047013          17.934775        2,133,704.5264
01/01/2008 to 12/31/2008         17.934775          10.197634        1,899,633.7142
01/01/2009 to 12/31/2009         10.197634          13.236719        1,720,344.5400
01/01/2010 to 12/31/2010         13.236719          14.548673        1,551,526.9124
01/01/2011 to 12/31/2011         14.548673          12.816060        1,361,315.7117
01/01/2012 to 12/31/2012         12.816060          14.755778        1,230,657.8745
01/01/2013 to 12/31/2013         14.755778          17.355494        1,085,369.2547
01/01/2014 to 12/31/2014         17.355494          15.924843        1,015,645.7276
01/01/2015 to 12/31/2015         15.924843          15.424892          981,709.0798
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS
 B) AND BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.059071          10.749914        1,049,935.9085
01/01/2007 to 12/31/2007         10.749914          13.088605          962,079.3573
01/01/2008 to 12/31/2008         13.088605           6.872158          820,745.1277
01/01/2009 to 12/31/2009          6.872158          10.657745          735,115.9400
01/01/2010 to 12/31/2010         10.657745          13.881861          635,207.3291
01/01/2011 to 12/31/2011         13.881861          12.741688          528,116.2523
01/01/2012 to 12/31/2012         12.741688          13.729784          479,524.0023
01/01/2013 to 12/31/2013         13.729784          18.822369          417,637.0411
01/01/2014 to 12/31/2014         18.822369          18.748923          364,092.6956
01/01/2015 to 12/31/2015         18.748923          17.559642          324,120.8057
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999808           1.035588                0.0000
01/01/2015 to 12/31/2015          1.035588           0.965260                0.0000
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.190831          12.564918        6,897,540.2797
01/01/2007 to 12/31/2007         12.564918          13.326509        4,996,074.1802
01/01/2008 to 12/31/2008         13.326509          13.194597        4,115,797.8116
01/01/2009 to 12/31/2009         13.194597          15.356937        3,882,929.9700
01/01/2010 to 12/31/2010         15.356937          16.380770        3,609,585.9066
01/01/2011 to 12/31/2011         16.380770          16.665641        3,158,874.8786
01/01/2012 to 12/31/2012         16.665641          17.956240        2,879,622.0633
01/01/2013 to 12/31/2013         17.956240          17.367454        2,575,386.1671
01/01/2014 to 12/31/2014         17.367454          17.843899        2,352,106.1902
01/01/2015 to 12/31/2015         17.843899          17.596714        2,091,422.7245
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT
(ADMINISTRATIVE
 CLASS))
01/01/2006 to 12/31/2006         13.377174          13.699800          661,358.3611
01/01/2007 to 12/31/2007         13.699800          14.691420          513,038.0102
01/01/2008 to 12/31/2008         14.691420          15.181226          389,099.1782
01/01/2009 to 05/01/2009         15.181226          15.695887                0.0000
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         13.397802          16.425177          456,285.7700
01/01/2010 to 12/31/2010         16.425177          18.777287          410,268.6813
01/01/2011 to 12/31/2011         18.777287          17.614620          369,037.8415
01/01/2012 to 12/31/2012         17.614620          19.170865          341,233.2820
01/01/2013 to 12/31/2013         19.170865          25.088677          308,525.1183
01/01/2014 to 12/31/2014         25.088677          27.444340          282,319.9336
01/01/2015 to 12/31/2015         27.444340          26.994968          224,594.3789
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
01/01/2006 to 12/31/2006         11.173251          12.416839          485,878.7345
01/01/2007 to 04/27/2007         12.416839          13.135180                0.0000
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S.
 EQUITY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.847505          12.832183        1,736,516.9146
01/01/2007 to 12/31/2007         12.832183          12.611970        1,866,339.3225
01/01/2008 to 12/31/2008         12.611970           7.411236        1,539,768.7032
01/01/2009 to 05/01/2009          7.411236           7.328008                0.0000
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.772567          10.939129            8,532.0028
01/01/2013 to 12/31/2013         10.939129          10.299529           18,707.4898
01/01/2014 to 12/31/2014         10.299529          10.923814              786.2353
01/01/2015 to 12/31/2015         10.923814          10.818275              779.3887
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.216095          10.753200            661.2216
01/01/2014 to 12/31/2014         10.753200          11.519972          2,538.2963
01/01/2015 to 12/31/2015         11.519972          11.217665         42,426.9867
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010746           1.068149        116,613.3500
01/01/2013 to 12/31/2013          1.068149           1.159797        125,181.9119
01/01/2014 to 12/31/2014          1.159797           1.232184        119,672.2938
01/01/2015 to 12/31/2015          1.232184           1.204372         69,611.7899
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS
B))
01/01/2006 to 12/31/2006         10.130031          11.160973        628,400.9759
01/01/2007 to 12/31/2007         11.160973          11.599133        629,566.1126
01/01/2008 to 12/31/2008         11.599133           8.571201        716,367.7513
01/01/2009 to 12/31/2009          8.571201          10.555519        568,420.8200
01/01/2010 to 12/31/2010         10.555519          11.682751        500,424.4526
01/01/2011 to 12/31/2011         11.682751          11.642906        509,016.8278
01/01/2012 to 12/31/2012         11.642906          12.954905        449,789.1324
01/01/2013 to 12/31/2013         12.954905          14.426778        424,001.1963
01/01/2014 to 12/31/2014         14.426778          15.053018        397,288.0803
01/01/2015 to 12/31/2015         15.053018          14.552333        368,305.1133
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
AND BEFORE
 THAT CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.168205          11.415778        998,190.3026
01/01/2007 to 12/31/2007         11.415778          11.888698        787,476.0600
01/01/2008 to 12/31/2008         11.888698           7.858087        361,516.5487
01/01/2009 to 12/31/2009          7.858087          10.003688        337,070.0300
01/01/2010 to 12/31/2010         10.003688          11.260907        415,301.1672
01/01/2011 to 12/31/2011         11.260907          10.868245        404,144.2941
01/01/2012 to 12/31/2012         10.868245          12.327324        375,677.3665
01/01/2013 to 12/31/2013         12.327324          14.352831        386,753.4539
01/01/2014 to 12/31/2014         14.352831          14.914593        301,255.3357
01/01/2015 to 12/31/2015         14.914593          14.367352        293,187.3427
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         49.250312          57.322718        549,747.6577
01/01/2007 to 12/31/2007         57.322718          58.790098        462,648.1547
01/01/2008 to 12/31/2008         58.790098          36.989355        408,615.4821
01/01/2009 to 12/31/2009         36.989355          43.286415        373,523.2900
01/01/2010 to 12/31/2010         43.286415          50.081055        334,645.6953
01/01/2011 to 12/31/2011         50.081055          47.525399        290,480.7679
01/01/2012 to 12/31/2012         47.525399          55.423980        249,711.0096
01/01/2013 to 12/31/2013         55.423980          73.285175        210,015.6826
01/01/2014 to 12/31/2014         73.285175          82.069803        180,558.8692
01/01/2015 to 12/31/2015         82.069803          78.248028        164,487.8921
--------------------------       ---------          ---------        ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         48.795052          56.676303        2,604,255.8159
01/01/2007 to 12/31/2007         56.676303          57.963907        2,274,885.1085
01/01/2008 to 12/31/2008         57.963907          36.390485        1,902,966.3943
01/01/2009 to 12/31/2009         36.390485          42.484860        1,677,205.1000
01/01/2010 to 12/31/2010         42.484860          49.024477        1,488,563.8264
01/01/2011 to 12/31/2011         49.024477          46.405570        1,307,682.1382
01/01/2012 to 12/31/2012         46.405570          53.983597        1,147,503.7026
01/01/2013 to 12/31/2013         53.983597          71.213135          975,167.2712
01/01/2014 to 12/31/2014         71.213135          79.549130          855,158.8242
01/01/2015 to 12/31/2015         79.549130          75.630276          760,709.6912
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-
 ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2006 to 12/31/2006         12.803698          14.635138          100,475.7681
01/01/2007 to 12/31/2007         14.635138          13.559101           91,862.4833
01/01/2008 to 12/31/2008         13.559101           8.196072           68,269.2161
01/01/2009 to 12/31/2009          8.196072          10.491570           65,403.4300
01/01/2010 to 04/30/2010         10.491570          11.209019                0.0000
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006          8.147300           8.561663        1,086,644.0805
01/01/2007 to 12/31/2007          8.561663           9.949271          875,356.2201
01/01/2008 to 12/31/2008          9.949271           5.922995          758,992.5253
01/01/2009 to 12/31/2009          5.922995           8.518548          628,615.8800
01/01/2010 to 12/31/2010          8.518548          10.758434          527,548.4919
01/01/2011 to 12/31/2011         10.758434          10.460864          432,915.1818
01/01/2012 to 12/31/2012         10.460864          11.751467          382,781.4126
01/01/2013 to 12/31/2013         11.751467          15.871222          323,354.5795
01/01/2014 to 12/31/2014         15.871222          17.691616          279,544.4671
01/01/2015 to 12/31/2015         17.691616          18.645129          245,911.3120
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          8.043025           8.420410        2,544,871.5675
01/01/2007 to 12/31/2007          8.420410           9.767155        1,555,557.4566
01/01/2008 to 12/31/2008          9.767155           5.802712        1,368,774.0508
01/01/2009 to 12/31/2009          5.802712           8.323983        1,271,141.6700
01/01/2010 to 12/31/2010          8.323983          10.480662        1,096,246.7216
01/01/2011 to 12/31/2011         10.480662          10.164966          936,112.4789
01/01/2012 to 12/31/2012         10.164966          11.394364          867,641.7793
01/01/2013 to 12/31/2013         11.394364          15.345991          784,285.7231
01/01/2014 to 12/31/2014         15.345991          17.065785          696,587.9359
01/01/2015 to 12/31/2015         17.065785          17.951590          615,808.6510
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.028072          19.516872        369,894.8808
01/01/2007 to 12/31/2007         19.516872          21.181830        237,900.4983
01/01/2008 to 12/31/2008         21.181830          11.645978        233,944.9914
01/01/2009 to 12/31/2009         11.645978          13.997455        245,727.7800
01/01/2010 to 12/31/2010         13.997455          14.749953        236,344.4745
01/01/2011 to 12/31/2011         14.749953          11.616925        214,734.2561
01/01/2012 to 12/31/2012         11.616925          13.673094        207,647.2451
01/01/2013 to 12/31/2013         13.673094          15.524057        183,997.9197
01/01/2014 to 12/31/2014         15.524057          14.796430        173,039.0410
01/01/2015 to 12/31/2015         14.796430          14.274091        163,446.2368
--------------------------       ---------          ---------        ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         45.187527          46.404498        181,627.5359
01/01/2007 to 12/31/2007         46.404498          48.511491         77,062.2091
01/01/2008 to 12/31/2008         48.511491          46.082096         67,919.6938
01/01/2009 to 12/31/2009         46.082096          49.614569         66,289.4300
01/01/2010 to 12/31/2010         49.614569          52.872659         64,680.4054
01/01/2011 to 12/31/2011         52.872659          55.426490         57,357.3936
01/01/2012 to 12/31/2012         55.426490          58.631517         60,291.0528
01/01/2013 to 12/31/2013         58.631517          57.233781         46,733.6523
01/01/2014 to 12/31/2014         57.233781          60.281435         41,236.9592
01/01/2015 to 12/31/2015         60.281435          59.645923         39,006.6099
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.006542          11.357631        158,964.4200
01/01/2010 to 12/31/2010         11.357631          13.419616        160,666.6038
01/01/2011 to 12/31/2011         13.419616          12.049544        135,978.0988
01/01/2012 to 12/31/2012         12.049544          13.588812        118,749.6096
01/01/2013 to 12/31/2013         13.588812          17.985305        103,372.0092
01/01/2014 to 12/31/2014         17.985305          19.313315         95,418.6070
01/01/2015 to 12/31/2015         19.313315          20.240637         80,651.4873
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
05/01/2006 to 12/31/2006         14.940428          14.770303          6,123.9905
01/01/2007 to 12/31/2007         14.770303          16.299852        196,512.1398
01/01/2008 to 12/31/2008         16.299852           9.218816        156,944.7812
01/01/2009 to 05/01/2009          9.218816           8.767882              0.0000
--------------------------       ---------          ---------        ------------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/
 AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
04/30/2007 to 12/31/2007         15.305213          15.996159         28,616.4484
01/01/2008 to 12/31/2008         15.996159           9.035026         22,387.8925
01/01/2009 to 05/01/2009          9.035026           8.588237              0.0000
--------------------------       ---------          ---------        ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/
 AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), AND BEFORE THAT AIM VARIABLE INSURANCE
FUNDS - AIM
 V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
01/01/2006 to 12/31/2006         11.916798          12.463475           48,572.8375
01/01/2007 to 04/27/2007         12.463475          13.292608                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.067108          10.379339        1,054,558.9146
01/01/2007 to 12/31/2007         10.379339          10.726990        1,479,458.9527
01/01/2008 to 12/31/2008         10.726990          10.852384        2,369,639.8651
01/01/2009 to 12/31/2009         10.852384          10.728603        1,271,921.9100
01/01/2010 to 12/31/2010         10.728603          10.579444          827,032.2547
01/01/2011 to 12/31/2011         10.579444          10.432759          800,182.8141
01/01/2012 to 12/31/2012         10.432759          10.286924          543,756.9543
01/01/2013 to 12/31/2013         10.286924          10.143906          454,324.8768
01/01/2014 to 12/31/2014         10.143906          10.002876          336,698.0844
01/01/2015 to 12/31/2015         10.002876           9.863807          359,405.9280
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.732904          11.862235          943,781.8552
01/01/2007 to 12/31/2007         11.862235          13.028539          541,093.0646
01/01/2008 to 12/31/2008         13.028539           8.151742          512,829.9413
01/01/2009 to 12/31/2009          8.151742          11.218662          455,668.4700
01/01/2010 to 12/31/2010         11.218662          12.314380          431,137.9917
01/01/2011 to 12/31/2011         12.314380          12.170454          363,797.3759
01/01/2012 to 12/31/2012         12.170454          13.867318          708,976.5909
01/01/2013 to 12/31/2013         13.867318          18.697531          637,358.0732
01/01/2014 to 12/31/2014         18.697531          20.049645          551,761.4615
01/01/2015 to 12/31/2015         20.049645          21.854672          490,183.2583
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.628835           9.157247        1,425,858.4507
01/01/2007 to 12/31/2007          9.157247          10.319460        1,164,149.7768
01/01/2008 to 12/31/2008         10.319460           5.500886        1,031,663.6827
01/01/2009 to 12/31/2009          5.500886           7.795018          920,357.3200
01/01/2010 to 12/31/2010          7.795018           8.408984          800,021.1003
01/01/2011 to 12/31/2011          8.408984           8.177831          702,653.3920
01/01/2012 to 04/27/2012          8.177831           9.200030                0.0000
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH
 SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.042441          10.865781          620,468.0717
01/01/2007 to 12/31/2007         10.865781          11.176208          279,360.3341
01/01/2008 to 12/31/2008         11.176208           6.467885          269,026.5994
01/01/2009 to 12/31/2009          6.467885           8.270691          249,470.7800
01/01/2010 to 12/31/2010          8.270691          10.712388          211,043.0950
01/01/2011 to 12/31/2011         10.712388          10.853762          172,959.0012
01/01/2012 to 12/31/2012         10.853762          11.867994          152,441.3182
01/01/2013 to 12/31/2013         11.867994          17.364975          133,454.5143
01/01/2014 to 12/31/2014         17.364975          17.283597          111,937.5032
01/01/2015 to 12/31/2015         17.283597          17.286548           96,392.7439
--------------------------       ---------          ---------          ------------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE FUNDS
- AIM V.I.
 CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I))
01/01/2006 to 12/31/2006         12.022461          12.602674          262,539.9468
01/01/2007 to 04/27/2007         12.602674          13.454401                0.0000
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.947997          14.224312           32,910.0777
01/01/2015 to 12/31/2015         14.224312          13.944426           38,476.3536
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.552711          14.959931        2,357,224.4496
01/01/2015 to 12/31/2015         14.959931          14.593613        2,100,975.0502
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.634052          11.159705          213,482.6632
01/01/2007 to 12/31/2007         11.159705          11.655090          895,535.4789
01/01/2008 to 12/31/2008         11.655090           9.119270          956,263.2877
01/01/2009 to 12/31/2009          9.119270          11.052490        1,056,137.4600
01/01/2010 to 12/31/2010         11.052490          12.087115          947,386.9188
01/01/2011 to 12/31/2011         12.087115          12.131028          933,875.1336
01/01/2012 to 12/31/2012         12.131028          13.266703        1,165,345.8123
01/01/2013 to 12/31/2013         13.266703          14.270071          926,980.6147
01/01/2014 to 04/25/2014         14.270071          14.387473                0.0000
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.045054          11.605616        1,048,846.0172
01/01/2007 to 12/31/2007         11.605616          12.153713        2,439,714.8508
01/01/2008 to 12/31/2008         12.153713           8.817939        2,457,699.5216
01/01/2009 to 12/31/2009          8.817939          10.963654        2,467,051.0500
01/01/2010 to 12/31/2010         10.963654          12.151831        2,401,709.9166
01/01/2011 to 12/31/2011         12.151831          11.969236        2,310,722.6790
01/01/2012 to 12/31/2012         11.969236          13.264763        2,224,715.5658
01/01/2013 to 12/31/2013         13.264763          14.941129        1,858,370.6036
01/01/2014 to 04/25/2014         14.941129          15.007289                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.965675          15.501026        5,420,296.8907
01/01/2015 to 12/31/2015         15.501026          15.091729        5,010,516.7370
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT
(CLASS B))
11/01/2006 to 12/31/2006          9.960000          10.200224        4,366,436.6538
01/01/2007 to 12/31/2007         10.200224          10.703447        9,193,974.8452
01/01/2008 to 11/07/2008         10.703447           7.367243                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.467831           8.416529        8,740,591.3600
01/01/2009 to 12/31/2009          8.416529          10.651271        8,415,942.3600
01/01/2010 to 12/31/2010         10.651271          11.930159        7,953,369.5881
01/01/2011 to 12/31/2011         11.930159          11.564314        7,265,321.2544
01/01/2012 to 12/31/2012         11.564314          12.991262        6,739,102.5150
01/01/2013 to 12/31/2013         12.991262          15.298349        5,819,812.9422
01/01/2014 to 04/25/2014         15.298349          15.319850                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.938744          15.562407        5,314,642.6254
01/01/2015 to 12/31/2015         15.562407          15.085754        4,938,241.9708
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT
(CLASS B))
11/01/2006 to 12/31/2006          9.950000          10.236515        4,679,836.7018
01/01/2007 to 12/31/2007         10.236515          10.895268        9,943,580.4210
01/01/2008 to 11/07/2008         10.895268           6.955191                0.0000
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.171240           8.086995       9,548,418.2379
01/01/2009 to 12/31/2009          8.086995          10.374777       8,937,190.6700
01/01/2010 to 12/31/2010         10.374777          11.815290       8,026,572.1466
01/01/2011 to 12/31/2011         11.815290          11.200053       6,891,088.9527
01/01/2012 to 12/31/2012         11.200053          12.779627       6,165,652.7323
01/01/2013 to 12/31/2013         12.779627          15.867726       5,522,679.8106
01/01/2014 to 04/25/2014         15.867726          15.803613               0.0000
--------------------------       ---------          ---------       --------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.701349          13.294095         522,238.3038
01/01/2007 to 12/31/2007         13.294095          13.763155         523,328.8115
01/01/2008 to 12/31/2008         13.763155           8.516314         500,367.6607
01/01/2009 to 12/31/2009          8.516314          10.576822         499,934.2700
01/01/2010 to 12/31/2010         10.576822          11.943557         487,576.9402
01/01/2011 to 12/31/2011         11.943557          11.972839         442,641.6482
01/01/2012 to 12/31/2012         11.972839          13.629727         338,539.5081
01/01/2013 to 12/31/2013         13.629727          17.704209         302,123.2719
01/01/2014 to 12/31/2014         17.704209          19.748818         283,995.4459
01/01/2015 to 12/31/2015         19.748818          19.656055         272,094.3399
--------------------------       ---------          ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006         18.573296          21.327353          60,098.7036
01/01/2007 to 12/31/2007         21.327353          20.252939          45,506.0212
01/01/2008 to 12/31/2008         20.252939          12.270789          42,525.2736
01/01/2009 to 12/31/2009         12.270789          13.653164          42,299.5200
01/01/2010 to 12/31/2010         13.653164          16.336763          47,285.1039
01/01/2011 to 12/31/2011         16.336763          16.997232          38,728.2015
01/01/2012 to 12/31/2012         16.997232          18.394335          34,550.7447
01/01/2013 to 12/31/2013         18.394335          25.065607         132,425.7038
01/01/2014 to 12/31/2014         25.065607          24.642861         124,537.8219
01/01/2015 to 12/31/2015         24.642861          24.392597         118,468.9827
--------------------------       ---------          ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         17.709541          20.017152          83,759.6956
01/01/2007 to 04/27/2007         20.017152          21.761503               0.0000
--------------------------       ---------          ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.676092          15.683126         238,549.1532
01/01/2008 to 12/31/2008         15.683126           9.541425         224,016.7438
01/01/2009 to 12/31/2009          9.541425          12.867595         203,177.1000
01/01/2010 to 12/31/2010         12.867595          15.589341         184,524.9258
01/01/2011 to 12/31/2011         15.589341          14.561957         161,598.5269
01/01/2012 to 12/31/2012         14.561957          15.117416         145,340.9191
01/01/2013 to 04/26/2013         15.117416          16.391440               0.0000
--------------------------       ---------          ---------       --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.688022          14.123929        2,804,771.9465
01/01/2007 to 12/31/2007         14.123929          15.207568        1,541,185.1746
01/01/2008 to 12/31/2008         15.207568           8.697349        1,365,435.5781
01/01/2009 to 12/31/2009          8.697349          12.267470        1,233,179.5400
01/01/2010 to 12/31/2010         12.267470          14.122483        1,067,736.8364
01/01/2011 to 12/31/2011         14.122483          13.740600          911,275.1699
01/01/2012 to 12/31/2012         13.740600          16.078756          843,220.3481
01/01/2013 to 12/31/2013         16.078756          22.002126          748,591.7357
01/01/2014 to 12/31/2014         22.002126          23.611139          650,352.6526
01/01/2015 to 12/31/2015         23.611139          25.730527          552,662.1083
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VIP GROWTH SUB-ACCOUNT
(SERVICE CLASS
 2))
01/01/2006 to 04/30/2006         11.985630          12.521875        2,788,548.2197
--------------------------       ---------          ---------        --------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
04/30/2007 to 12/31/2007         15.805075          16.250019            5,008.4670
01/01/2008 to 12/31/2008         16.250019          10.224081            4,682.9116
01/01/2009 to 12/31/2009         10.224081          14.010631            4,608.0000
01/01/2010 to 12/31/2010         14.010631          18.637580            2,669.5336
01/01/2011 to 12/31/2011         18.637580          18.704144            2,657.0911
01/01/2012 to 12/31/2012         18.704144          21.425983            1,053.3977
01/01/2013 to 12/31/2013         21.425983          30.542077            1,049.0404
01/01/2014 to 12/31/2014         30.542077          32.197299            1,032.7682
01/01/2015 to 12/31/2015         32.197299          32.609467            1,023.0829
--------------------------       ---------          ---------        --------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A) (FORMERLY DWS VARIABLE SERIES II -
DWS SMALL
 CAP GROWTH VIP SUB-ACCOUNT (SERIES II))
01/01/2006 to 12/31/2006          9.526020           9.888667            7,844.0205
01/01/2007 to 04/27/2007          9.888667          10.592883                0.0000
--------------------------       ---------          ---------        --------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.411949          14.727785          257,991.3721
01/01/2007 to 12/31/2007         14.727785          15.906297          229,887.7466
01/01/2008 to 12/31/2008         15.906297           9.988194          198,964.6469
01/01/2009 to 12/31/2009          9.988194          13.654627          189,293.9000
01/01/2010 to 12/31/2010         13.654627          18.132218          178,492.0684
01/01/2011 to 12/31/2011         18.132218          18.139410          152,937.8073
01/01/2012 to 12/31/2012         18.139410          20.731411          151,077.4732
01/01/2013 to 12/31/2013         20.731411          29.473380          132,492.8432
01/01/2014 to 12/31/2014         29.473380          30.995321          114,573.6278
01/01/2015 to 12/31/2015         30.995321          31.317447          108,803.4921
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         20.004902          20.679426          141,622.4557
01/01/2007 to 12/31/2007         20.679426          21.145631          128,216.8750
01/01/2008 to 12/31/2008         21.145631          17.676708          120,541.9136
01/01/2009 to 12/31/2009         17.676708          22.990282          104,725.4000
01/01/2010 to 12/31/2010         22.990282          25.494438           97,960.6253
01/01/2011 to 12/31/2011         25.494438          26.607899          263,476.3272
01/01/2012 to 12/31/2012         26.607899          29.199052          193,535.5598
01/01/2013 to 12/31/2013         29.199052          29.031198          118,800.6868
01/01/2014 to 12/31/2014         29.031198          30.141735          138,155.8087
01/01/2015 to 12/31/2015         30.141735          29.128045          116,454.0977
--------------------------       ---------          ---------          ------------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         12.940186          14.599039        3,840,149.6721
01/01/2007 to 12/31/2007         14.599039          15.032974        2,649,247.5448
01/01/2008 to 12/31/2008         15.032974           8.974351        2,343,989.2321
01/01/2009 to 12/31/2009          8.974351          11.666208        2,209,612.0000
01/01/2010 to 12/31/2010         11.666208          12.863512        1,986,424.9432
01/01/2011 to 12/31/2011         12.863512          12.154912        1,693,422.9569
01/01/2012 to 12/31/2012         12.154912          13.507356        1,511,819.7715
01/01/2013 to 12/31/2013         13.507356          17.785459        1,310,388.0076
01/01/2014 to 12/31/2014         17.785459          19.370331        1,131,483.5115
01/01/2015 to 12/31/2015         19.370331          19.533971          944,692.5227
--------------------------       ---------          ---------        --------------

PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2006 to 12/31/2006         13.042286          14.032539          408,676.3055
01/01/2007 to 12/31/2007         14.032539          14.321915          221,541.1596
01/01/2008 to 12/31/2008         14.321915          10.802056          184,813.9157
01/01/2009 to 12/31/2009         10.802056          14.940894          363,311.3600
01/01/2010 to 12/31/2010         14.940894          16.864342          363,895.6664
01/01/2011 to 12/31/2011         16.864342          17.185833          150,925.4190
01/01/2012 to 12/31/2012         17.185833          19.368597          151,598.8977
01/01/2013 to 12/31/2013         19.368597          20.194576          132,345.5625
01/01/2014 to 12/31/2014         20.194576          20.578907          121,820.1619
01/01/2015 to 12/31/2015         20.578907          19.959136          105,004.3525
--------------------------       ---------          ---------        --------------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2006 to 12/31/2006         12.094474          12.401200          394,133.7153
01/01/2007 to 12/31/2007         12.401200          13.129534          330,804.8474
01/01/2008 to 12/31/2008         13.129534          12.892421          312,492.2106
01/01/2009 to 12/31/2009         12.892421          14.406672          309,707.1300
01/01/2010 to 12/31/2010         14.406672          14.957736          312,514.0098
01/01/2011 to 12/31/2011         14.957736          14.913796          276,624.8148
01/01/2012 to 12/31/2012         14.913796          15.565947          272,785.5897
01/01/2013 to 12/31/2013         15.565947          15.328778          214,261.9823
01/01/2014 to 12/31/2014         15.328778          15.244354          205,183.3319
01/01/2015 to 12/31/2015         15.244354          15.079590          172,395.8417
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2006 to 12/31/2006          9.146194          10.363197         81,131.6033
01/01/2007 to 12/31/2007         10.363197          10.919044         73,551.2373
01/01/2008 to 12/31/2008         10.919044           6.176874        103,519.5978
01/01/2009 to 07/17/2009          6.176874           6.144296              0.0000
--------------------------       ---------          ---------        ------------

PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
09/27/2010 to 12/31/2010         11.442014          12.960845         14,765.5039
01/01/2011 to 12/31/2011         12.960845          12.131349         17,318.8792
01/01/2012 to 12/31/2012         12.131349          13.966644         17,164.2351
01/01/2013 to 12/31/2013         13.966644          18.791247         12,410.5732
01/01/2014 to 12/31/2014         18.791247          21.029628         11,744.4398
01/01/2015 to 12/31/2015         21.029628          20.677172         13,079.9206
--------------------------       ---------          ---------        ------------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT
(CLASS IB))
01/01/2006 to 12/31/2006         12.827966          13.339755         23,859.6423
01/01/2007 to 12/31/2007         13.339755          13.654353         18,999.8112
01/01/2008 to 12/31/2008         13.654353           7.331628         18,062.2105
01/01/2009 to 12/31/2009          7.331628          10.031050         20,184.8300
01/01/2010 to 09/24/2010         10.031050          11.480861              0.0000

CLASS AA




                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-
 ACCOUNT (SERIES II))
01/01/2006 to 12/31/2006      20.624526          25.983329            53,920.0984
01/01/2007 to 12/31/2007      25.983329          29.283341            36,246.8022
01/01/2008 to 12/31/2008      29.283341          17.154829            31,625.5839
01/01/2009 to 12/31/2009      17.154829          22.799402            28,854.0100
01/01/2010 to 12/31/2010      22.799402          25.292025            25,278.3745
01/01/2011 to 12/31/2011      25.292025          23.173968            23,605.4297
01/01/2012 to 12/31/2012      23.173968          26.309466            23,481.4517
01/01/2013 to 12/31/2013      26.309466          30.769049            20,405.3122
01/01/2014 to 12/31/2014      30.769049          30.338152            18,621.5040
01/01/2015 to 12/31/2015      30.338152          29.104633            19,933.4476
--------------------------    ---------          ---------            -----------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2006 to 12/31/2006      53.496731          63.205667             3,967.8870
01/01/2007 to 12/31/2007      63.205667          63.051798             6,951.6479
01/01/2008 to 12/31/2008      63.051798          35.518412             8,724.0628
01/01/2009 to 12/31/2009      35.518412          45.445792            10,191.6600
01/01/2010 to 12/31/2010      45.445792          51.448042             7,176.5131
01/01/2011 to 12/31/2011      51.448042          51.015521             8,925.1004
01/01/2012 to 12/31/2012      51.015521          58.822791             9,060.7472
01/01/2013 to 12/31/2013      58.822791          74.072604             6,646.9523
01/01/2014 to 12/31/2014      74.072604          79.157310             5,909.4542
01/01/2015 to 12/31/2015      79.157310          74.673661             5,701.0903
--------------------------    ---------          ---------            -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2006 to 12/31/2006      27.885593          33.363009           158,265.8506
01/01/2007 to 12/31/2007      33.363009          37.943515           108,100.4282
01/01/2008 to 12/31/2008      37.943515          22.284359            98,151.4518
01/01/2009 to 12/31/2009      22.284359          30.084394            95,728.0900
01/01/2010 to 12/31/2010      30.084394          32.128267            84,980.2903
01/01/2011 to 12/31/2011      32.128267          28.284710            81,947.9964
01/01/2012 to 12/31/2012      28.284710          32.941481            76,747.8824
01/01/2013 to 12/31/2013      32.941481          39.905483            66,725.4171
01/01/2014 to 12/31/2014      39.905483          34.935168            57,945.6715
01/01/2015 to 12/31/2015      34.935168          32.180471            59,529.7701
--------------------------    ---------          ---------           ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.208984          10.550465           11,814.9398
01/01/2013 to 12/31/2013         10.550465          11.551854           21,045.4866
01/01/2014 to 12/31/2014         11.551854          12.216082           20,935.3392
01/01/2015 to 12/31/2015         12.216082          12.103911           20,177.9622
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996837           1.039690                0.0000
01/01/2015 to 12/31/2015          1.039690           1.014136                0.0000
--------------------------       ---------          ---------           -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.041709           7.006834          388,422.9887
01/01/2009 to 12/31/2009          7.006834           8.926760        1,303,398.7800
01/01/2010 to 12/31/2010          8.926760           9.863326        1,490,991.1699
01/01/2011 to 12/31/2011          9.863326           9.510068        1,469,809.8855
01/01/2012 to 12/31/2012          9.510068          10.635126        1,449,761.3798
01/01/2013 to 12/31/2013         10.635126          12.418392        1,211,493.4677
01/01/2014 to 12/31/2014         12.418392          12.973529        1,197,825.7908
01/01/2015 to 12/31/2015         12.973529          12.690204        1,115,630.5902
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.446581           6.355426          437,222.6785
01/01/2009 to 12/31/2009          6.355426           8.391968        1,239,686.7700
01/01/2010 to 12/31/2010          8.391968           9.381751        1,345,486.6190
01/01/2011 to 12/31/2011          9.381751           8.804928        1,376,690.5906
01/01/2012 to 12/31/2012          8.804928          10.074643        1,388,240.1223
01/01/2013 to 12/31/2013         10.074643          12.416587        1,551,198.5155
01/01/2014 to 12/31/2014         12.416587          13.013058        1,558,557.7195
01/01/2015 to 12/31/2015         13.013058          12.722429        1,482,149.4472
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.646757           7.680087          337,991.9950
01/01/2009 to 12/31/2009          7.680087           9.335863          918,227.3700
01/01/2010 to 12/31/2010          9.335863          10.108040        1,061,596.1361
01/01/2011 to 12/31/2011         10.108040           9.976909          958,916.8011
01/01/2012 to 12/31/2012          9.976909          10.892841          901,178.0281
01/01/2013 to 12/31/2013         10.892841          12.181525          640,424.7426
01/01/2014 to 12/31/2014         12.181525          12.731520          611,016.4394
01/01/2015 to 12/31/2015         12.731520          12.450914          586,384.5828
--------------------------       ---------          ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.141882          11.541250           45,180.7926
01/01/2013 to 12/31/2013         11.541250          10.983847           89,069.8353
01/01/2014 to 12/31/2014         10.983847          11.252874           75,754.9418
01/01/2015 to 12/31/2015         11.252874          10.024096           59,009.5917
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.964181          10.279944         50,605.5430
01/01/2013 to 12/31/2013         10.279944          11.170834         63,211.6812
01/01/2014 to 12/31/2014         11.170834          11.655534         56,218.5443
01/01/2015 to 12/31/2015         11.655534          11.469519         45,595.5185
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.313282          19.400065        149,857.8175
01/01/2007 to 12/31/2007         19.400065          16.241955        114,636.7150
01/01/2008 to 12/31/2008         16.241955           9.331819        119,385.5653
01/01/2009 to 12/31/2009          9.331819          12.386008        123,328.4800
01/01/2010 to 12/31/2010         12.386008          14.166987        105,430.5943
01/01/2011 to 12/31/2011         14.166987          13.176814         96,052.4963
01/01/2012 to 12/31/2012         13.176814          16.353057         86,701.1532
01/01/2013 to 12/31/2013         16.353057          16.680772         80,628.9746
01/01/2014 to 12/31/2014         16.680772          18.612590         67,232.9778
01/01/2015 to 12/31/2015         18.612590          18.078496         63,740.9763
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          8.017990           7.761627        289,450.6058
01/01/2007 to 12/31/2007          7.761627           7.818763        213,498.5595
01/01/2008 to 12/31/2008          7.818763           4.694194        188,082.2069
01/01/2009 to 12/31/2009          4.694194           6.148555        173,793.5300
01/01/2010 to 12/31/2010          6.148555           7.497853        162,635.2127
01/01/2011 to 12/31/2011          7.497853           7.626325        173,273.1284
01/01/2012 to 12/31/2012          7.626325           8.902546        154,995.8472
01/01/2013 to 12/31/2013          8.902546          12.769341        146,270.3948
01/01/2014 to 12/31/2014         12.769341          14.955819        220,301.2145
01/01/2015 to 12/31/2015         14.955819          14.138445        192,301.1232
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON CLEARBRIDGE
AGGRESSIVE
 GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
01/01/2006 to 04/30/2006          8.927355           9.327315         10,369.6762
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
05/01/2006 to 12/31/2006         10.411851          11.154963         12,360.1918
01/01/2007 to 12/31/2007         11.154963          10.338948         19,293.1196
01/01/2008 to 12/31/2008         10.338948           4.622100         35,030.7235
01/01/2009 to 12/31/2009          4.622100           6.282167         48,245.5000
01/01/2010 to 12/31/2010          6.282167           6.642605         14,163.6602
01/01/2011 to 04/29/2011          6.642605           7.060846              0.0000
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010696           1.047269        603,296.2985
01/01/2013 to 12/31/2013          1.047269           1.050877        728,093.1792
01/01/2014 to 12/31/2014          1.050877           1.093005        622,223.7717
01/01/2015 to 12/31/2015          1.093005           1.031456        571,483.8661
--------------------------        --------           --------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.468869          11.969030        447,480.3448
01/01/2007 to 12/31/2007         11.969030          11.496053        371,673.8688
01/01/2008 to 12/31/2008         11.496053           7.257528        355,651.9537
01/01/2009 to 12/31/2009          7.257528           9.050430        386,669.8600
01/01/2010 to 12/31/2010          9.050430          10.242106        381,789.2685
01/01/2011 to 12/31/2011         10.242106           9.942277        359,857.3498
01/01/2012 to 12/31/2012          9.942277          11.607402        323,285.6258
01/01/2013 to 12/31/2013         11.607402          15.481667        300,962.2261
01/01/2014 to 12/31/2014         15.481667          16.671405        267,627.6763
01/01/2015 to 12/31/2015         16.671405          15.442562        236,464.8870
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         24.840578          27.451333        490,929.7185
01/01/2007 to 12/31/2007         27.451333          27.202590        468,634.0222
01/01/2008 to 12/31/2008         27.202590          16.405880        450,031.9361
01/01/2009 to 12/31/2009         16.405880          20.450020        452,727.7600
01/01/2010 to 12/31/2010         20.450020          25.288496        398,233.5532
01/01/2011 to 12/31/2011         25.288496          23.991438        359,872.7743
01/01/2012 to 12/31/2012         23.991438          27.105776        324,670.6473
01/01/2013 to 12/31/2013         27.105776          34.794495        275,870.0711
01/01/2014 to 12/31/2014         34.794495          37.581838        237,824.6052
01/01/2015 to 12/31/2015         37.581838          33.697185        210,315.8413
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.965826          14.584886        200,433.1610
01/01/2007 to 12/31/2007         14.584886          15.957165        147,630.4668
01/01/2008 to 12/31/2008         15.957165           9.631096        129,237.5501
01/01/2009 to 12/31/2009          9.631096          12.696435        128,724.5100
01/01/2010 to 12/31/2010         12.696435          15.782371        123,496.7059
01/01/2011 to 12/31/2011         15.782371          15.379785        106,658.0867
01/01/2012 to 12/31/2012         15.379785          17.911571         93,262.9080
01/01/2013 to 12/31/2013         17.911571          24.734051         88,062.8827
01/01/2014 to 12/31/2014         24.734051          26.293351         80,489.8420
01/01/2015 to 12/31/2015         26.293351          25.459025         75,713.8200
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012751           1.049314        184,118.6385
01/01/2013 to 12/31/2013          1.049314           1.147262        224,972.5677
01/01/2014 to 12/31/2014          1.147262           1.209021        236,695.8497
01/01/2015 to 12/31/2015          1.209021           1.201671        243,625.8957
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.145239          18.435781          361,235.0413
01/01/2007 to 12/31/2007         18.435781          19.349333          361,612.0880
01/01/2008 to 12/31/2008         19.349333          15.514573          322,654.8108
01/01/2009 to 12/31/2009         15.514573          20.903878          347,416.7100
01/01/2010 to 12/31/2010         20.903878          23.262748          326,466.1897
01/01/2011 to 12/31/2011         23.262748          23.939057          252,962.8455
01/01/2012 to 12/31/2012         23.939057          26.633903          225,915.0404
01/01/2013 to 12/31/2013         26.633903          28.330869          198,210.4588
01/01/2014 to 12/31/2014         28.330869          29.256807          173,648.5171
01/01/2015 to 12/31/2015         29.256807          28.194523          151,986.8600
--------------------------       ---------          ---------          ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987946           9.760397            2,042.1156
01/01/2012 to 12/31/2012          9.760397          10.037167            8,688.0927
01/01/2013 to 12/31/2013         10.037167          10.002501           48,788.0930
01/01/2014 to 12/31/2014         10.002501           9.957810           49,947.8144
01/01/2015 to 12/31/2015          9.957810           9.748493           49,516.3588
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.791671           7.690011        1,725,814.3746
01/01/2009 to 12/31/2009          7.690011          10.048645        1,377,800.6300
01/01/2010 to 12/31/2010         10.048645          11.532589        1,270,822.2776
01/01/2011 to 12/31/2011         11.532589          10.705026        1,182,424.8869
01/01/2012 to 12/31/2012         10.705026          12.310273        1,093,355.7864
01/01/2013 to 12/31/2013         12.310273          15.705375        1,029,994.3424
01/01/2014 to 12/31/2014         15.705375          16.258835          883,453.2928
01/01/2015 to 12/31/2015         16.258835          15.695113          796,132.5029
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE AGGRESSIVE STRATEGY
SUB-ACCOUNT
 (CLASS B))
11/01/2006 to 12/31/2006          9.930000          10.312809          642,393.5748
01/01/2007 to 12/31/2007         10.312809          11.051489        1,615,769.2707
01/01/2008 to 11/07/2008         11.051489           6.696614                0.0000
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.991105          10.447619           21,031.4366
01/01/2013 to 12/31/2013         10.447619          11.770200           43,725.9168
01/01/2014 to 12/31/2014         11.770200          12.713680           59,908.1512
01/01/2015 to 12/31/2015         12.713680          12.012451           44,353.1958
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079208           1.127695           25,245.8092
01/01/2014 to 12/31/2014          1.127695           1.213787           35,437.2170
01/01/2015 to 12/31/2015          1.213787           1.181225           98,902.3006
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.265528          18.128055        262,753.8929
01/01/2007 to 12/31/2007         18.128055          17.317227        230,423.5292
01/01/2008 to 12/31/2008         17.317227          11.971285        199,078.6263
01/01/2009 to 12/31/2009         11.971285          14.912405        191,340.8200
01/01/2010 to 12/31/2010         14.912405          17.613554        167,764.4453
01/01/2011 to 12/31/2011         17.613554          15.792798        146,690.5676
01/01/2012 to 12/31/2012         15.792798          18.354655        138,092.7767
01/01/2013 to 12/31/2013         18.354655          23.948419        126,059.0029
01/01/2014 to 12/31/2014         23.948419          23.996560        113,866.0382
01/01/2015 to 12/31/2015         23.996560          22.360751        103,991.0540
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.466450           6.172943        237,142.4606
01/01/2009 to 12/31/2009          6.172943          10.273766        230,972.3400
01/01/2010 to 12/31/2010         10.273766          12.515157        244,353.5359
01/01/2011 to 12/31/2011         12.515157          10.023099        225,310.3343
01/01/2012 to 12/31/2012         10.023099          11.738767        208,233.1479
01/01/2013 to 12/31/2013         11.738767          10.987975        210,616.6069
01/01/2014 to 12/31/2014         10.987975          10.118507        191,073.6889
01/01/2015 to 12/31/2015         10.118507           8.590973        187,193.8129
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
VARIABLE INSURANCE
 PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2))
01/01/2006 to 12/31/2006         10.555071          13.319212        269,268.4127
01/01/2007 to 12/31/2007         13.319212          16.896519        184,371.7766
01/01/2008 to 04/25/2008         16.896519          15.376061              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.812338          15.975005        468,956.9514
01/01/2007 to 12/31/2007         15.975005          17.827392        353,861.6839
01/01/2008 to 12/31/2008         17.827392          10.121297        331,023.4075
01/01/2009 to 12/31/2009         10.121297          13.117935        304,202.6500
01/01/2010 to 12/31/2010         13.117935          14.396532        283,004.0477
01/01/2011 to 12/31/2011         14.396532          12.663042        268,894.1347
01/01/2012 to 12/31/2012         12.663042          14.557637        244,703.1141
01/01/2013 to 12/31/2013         14.557637          17.102618        217,722.1802
01/01/2014 to 12/31/2014         17.102618          15.677116        193,591.8352
01/01/2015 to 12/31/2015         15.677116          15.169757        181,386.0661
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS
 B) AND BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.011111          10.687997           66,336.3304
01/01/2007 to 12/31/2007         10.687997          13.000146           69,038.9889
01/01/2008 to 12/31/2008         13.000146           6.818846           65,637.5654
01/01/2009 to 12/31/2009          6.818846          10.564501           72,675.5000
01/01/2010 to 12/31/2010         10.564501          13.746673           83,078.1180
01/01/2011 to 12/31/2011         13.746673          12.605011           86,893.1584
01/01/2012 to 12/31/2012         12.605011          13.568856           78,610.2070
01/01/2013 to 12/31/2013         13.568856          18.583175           63,548.3696
01/01/2014 to 12/31/2014         18.583175          18.492153           56,212.4415
01/01/2015 to 12/31/2015         18.492153          17.301835           48,873.9979
--------------------------       ---------          ---------           -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999795           1.034873                0.0000
01/01/2015 to 12/31/2015          1.034873           0.963629                0.0000
--------------------------       ---------          ---------           -----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.158353          12.518956        1,375,950.7396
01/01/2007 to 12/31/2007         12.518956          13.264424        1,104,521.5201
01/01/2008 to 12/31/2008         13.264424          13.119967          950,768.4695
01/01/2009 to 12/31/2009         13.119967          15.254824        1,064,205.4200
01/01/2010 to 12/31/2010         15.254824          16.255590        1,064,563.1497
01/01/2011 to 12/31/2011         16.255590          16.521798        1,050,837.2854
01/01/2012 to 12/31/2012         16.521798          17.783373          985,274.0488
01/01/2013 to 12/31/2013         17.783373          17.183060          922,767.7111
01/01/2014 to 12/31/2014         17.183060          17.636801          802,358.6414
01/01/2015 to 12/31/2015         17.636801          17.375096          720,478.1829
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         13.194952          16.165833           68,277.3000
01/01/2010 to 12/31/2010         16.165833          18.462348           68,865.5610
01/01/2011 to 12/31/2011         18.462348          17.301901           62,359.9727
01/01/2012 to 12/31/2012         17.301901          18.811597           53,826.8133
01/01/2013 to 12/31/2013         18.811597          24.593916           54,797.7333
01/01/2014 to 12/31/2014         24.593916          26.876234           45,231.1975
01/01/2015 to 12/31/2015         26.876234          26.409734           41,076.4335
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S.
 EQUITY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.804135          12.772469          254,169.9468
01/01/2007 to 12/31/2007         12.772469          12.540664          278,990.0395
01/01/2008 to 12/31/2008         12.540664           7.361924          270,392.5777
01/01/2009 to 05/01/2009          7.361924           7.276825                0.0000
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.761714          10.920777            2,891.9758
01/01/2013 to 12/31/2013         10.920777          10.271969              456.9505
01/01/2014 to 12/31/2014         10.271969          10.883696              420.3015
01/01/2015 to 12/31/2015         10.883696          10.767769            2,407.2744
--------------------------       ---------          ---------            ----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215816          10.745663              820.7364
01/01/2014 to 12/31/2014         10.745663          11.500391              815.2693
01/01/2015 to 12/31/2015         11.500391          11.187401            1,526.5079
--------------------------       ---------          ---------            ----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010729           1.067415          105,220.1731
01/01/2013 to 12/31/2013          1.067415           1.157842          145,342.8286
01/01/2014 to 12/31/2014          1.157842           1.228877          102,186.4976
01/01/2015 to 12/31/2015          1.228877           1.199939           48,613.0255
--------------------------       ---------          ---------          ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.127506          11.147068          374,324.5676
01/01/2007 to 12/31/2007         11.147068          11.573039          871,562.2204
01/01/2008 to 12/31/2008         11.573039           8.543334        1,042,786.6640
01/01/2009 to 12/31/2009          8.543334          10.510685        1,136,777.6500
01/01/2010 to 12/31/2010         10.510685          11.621510        1,119,826.2723
01/01/2011 to 12/31/2011         11.621510          11.570323        1,033,528.6087
01/01/2012 to 12/31/2012         11.570323          12.861209          983,351.2189
01/01/2013 to 12/31/2013         12.861209          14.308123          954,998.6951
01/01/2014 to 12/31/2014         14.308123          14.914289          853,357.8596
01/01/2015 to 12/31/2015         14.914289          14.403802          755,938.6691
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) AND
BEFORE
 THAT CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.165670          11.401556          387,878.6347
01/01/2007 to 12/31/2007         11.401556          11.861953          586,604.8994
01/01/2008 to 12/31/2008         11.861953           7.832534          497,895.0979
01/01/2009 to 12/31/2009          7.832534           9.961190          476,698.5500
01/01/2010 to 12/31/2010          9.961190          11.201872          392,553.3884
01/01/2011 to 12/31/2011         11.201872          10.800482          363,056.2511
01/01/2012 to 12/31/2012         10.800482          12.238157          350,212.5478
01/01/2013 to 12/31/2013         12.238157          14.234775          388,287.4615
01/01/2014 to 12/31/2014         14.234775          14.777130          272,643.6265
01/01/2015 to 12/31/2015         14.777130          14.220698          258,385.6096
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         48.665131          56.469091        364,176.8859
01/01/2007 to 12/31/2007         56.469091          57.693957        301,064.6925
01/01/2008 to 12/31/2008         57.693957          36.184576        283,445.3790
01/01/2009 to 12/31/2009         36.184576          42.202212        281,035.1100
01/01/2010 to 12/31/2010         42.202212          48.649688        252,278.2674
01/01/2011 to 12/31/2011         48.649688          46.004846        221,793.7791
01/01/2012 to 12/31/2012         46.004846          53.463670        199,990.4817
01/01/2013 to 12/31/2013         53.463670          70.456816        169,149.7215
01/01/2014 to 12/31/2014         70.456816          78.625612        145,046.0384
01/01/2015 to 12/31/2015         78.625612          74.677507        131,365.7998
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-
 ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2006 to 12/31/2006         49.405839          56.416590            893.3883
01/01/2007 to 12/31/2007         56.416590          52.216062            927.5822
01/01/2008 to 12/31/2008         52.216062          31.531321            871.7125
01/01/2009 to 12/31/2009         31.531321          40.322043            625.0800
01/01/2010 to 04/30/2010         40.322043          43.065273              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          8.021608           8.389616        776,406.0241
01/01/2007 to 12/31/2007          8.389616           9.721661        554,694.0244
01/01/2008 to 12/31/2008          9.721661           5.769878        517,904.2439
01/01/2009 to 12/31/2009          5.769878           8.268610        505,809.0000
01/01/2010 to 12/31/2010          8.268610          10.400548        433,724.9757
01/01/2011 to 12/31/2011         10.400548          10.077199        390,647.1803
01/01/2012 to 12/31/2012         10.077199          11.284630        348,179.1289
01/01/2013 to 12/31/2013         11.284630          15.183024        329,872.5419
01/01/2014 to 12/31/2014         15.183024          16.867677        285,643.0211
01/01/2015 to 12/31/2015         16.867677          17.725462        243,076.5228
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         15.428671          17.666084          3,306.5965
01/01/2007 to 12/31/2007         17.666084          19.153890          6,532.4971
01/01/2008 to 12/31/2008         19.153890          10.520417          4,543.4481
01/01/2009 to 12/31/2009         10.520417          12.631987          3,689.4100
01/01/2010 to 12/31/2010         12.631987          13.297789          5,678.6974
01/01/2011 to 12/31/2011         13.297789          10.462752          5,058.7844
01/01/2012 to 12/31/2012         10.462752          12.302266          4,941.0733
01/01/2013 to 12/31/2013         12.302266          13.953700         31,508.1897
01/01/2014 to 12/31/2014         13.953700          13.286377         29,932.4997
01/01/2015 to 12/31/2015         13.286377          12.804527         23,294.7140
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         44.188654          45.333507         92,692.1192
01/01/2007 to 12/31/2007         45.333507          47.344271         59,039.2640
01/01/2008 to 12/31/2008         47.344271          44.928249         55,411.6887
01/01/2009 to 12/31/2009         44.928249          48.323937         64,201.7700
01/01/2010 to 12/31/2010         48.323937          51.445814         66,130.7520
01/01/2011 to 12/31/2011         51.445814          53.876982         63,984.3173
01/01/2012 to 12/31/2012         53.876982          56.935146         55,387.1832
01/01/2013 to 12/31/2013         56.935146          55.522287         53,495.4388
01/01/2014 to 12/31/2014         55.522287          58.420361         45,760.5514
01/01/2015 to 12/31/2015         58.420361          57.746684         42,469.6499
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.885022          11.197009          1,749.3000
01/01/2010 to 12/31/2010         11.197009          13.216624          4,640.0731
01/01/2011 to 12/31/2011         13.216624          11.855434         15,061.1061
01/01/2012 to 12/31/2012         11.855434          13.356475          6,030.7815
01/01/2013 to 12/31/2013         13.356475          17.660136          5,583.5197
01/01/2014 to 12/31/2014         17.660136          18.945178          3,746.6424
01/01/2015 to 12/31/2015         18.945178          19.834975          4,201.0415
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
05/01/2006 to 12/31/2006         14.783359          14.605328            153.8109
01/01/2007 to 12/31/2007         14.605328          16.101595            143.4410
01/01/2008 to 12/31/2008         16.101595           9.097531            155.2289
01/01/2009 to 05/01/2009          9.097531           8.649652              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/
 AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
04/30/2007 to 12/31/2007         15.129274          15.801668            993.0739
01/01/2008 to 12/31/2008         15.801668           8.916200          1,075.9992
01/01/2009 to 05/01/2009          8.916200           8.472468              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/
 AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), AND BEFORE THAT AIM VARIABLE INSURANCE
FUNDS - AIM
 V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
01/01/2006 to 12/31/2006         22.207661          23.203277            629.6322
01/01/2007 to 04/27/2007         23.203277          24.738816              0.0000
--------------------------       ---------          ---------         -----------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.040284          10.341366        339,207.9758
01/01/2007 to 12/31/2007         10.341366          10.677005        201,616.3369
01/01/2008 to 12/31/2008         10.677005          10.790988        715,282.3957
01/01/2009 to 12/31/2009         10.790988          10.657244        464,993.6500
01/01/2010 to 12/31/2010         10.657244          10.498571        414,275.1903
01/01/2011 to 12/31/2011         10.498571          10.342686        764,619.1805
01/01/2012 to 12/31/2012         10.342686          10.187859        552,563.7801
01/01/2013 to 12/31/2013         10.187859          10.036175        433,344.9027
01/01/2014 to 12/31/2014         10.036175           9.886750        354,479.8730
01/01/2015 to 12/31/2015          9.886750           9.739549        308,417.7442
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.701673          11.818868        514,275.2690
01/01/2007 to 12/31/2007         11.818868          12.967866        368,620.0276
01/01/2008 to 12/31/2008         12.967866           8.105624        322,829.9963
01/01/2009 to 12/31/2009          8.105624          11.144049        297,532.7400
01/01/2010 to 12/31/2010         11.144049          12.220261        262,519.5050
01/01/2011 to 12/31/2011         12.220261          12.065387        247,284.9151
01/01/2012 to 12/31/2012         12.065387          13.733793        391,427.4677
01/01/2013 to 12/31/2013         13.733793          18.498998        341,449.7072
01/01/2014 to 12/31/2014         18.498998          19.816928        276,563.6259
01/01/2015 to 12/31/2015         19.816928          21.579412        244,821.0816
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.605857           9.123759        559,131.7120
01/01/2007 to 12/31/2007          9.123759          10.271393        484,864.5554
01/01/2008 to 12/31/2008         10.271393           5.469755        420,157.9012
01/01/2009 to 12/31/2009          5.469755           7.743159        393,920.1800
01/01/2010 to 12/31/2010          7.743159           8.344698        365,561.9551
01/01/2011 to 12/31/2011          8.344698           8.107217        316,152.4774
01/01/2012 to 04/27/2012          8.107217           9.117621              0.0000
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH
 SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006          9.995667          10.804390        326,998.5634
01/01/2007 to 12/31/2007         10.804390          11.101894        212,824.2154
01/01/2008 to 12/31/2008         11.101894           6.418417        219,421.2715
01/01/2009 to 12/31/2009          6.418417           8.199228        219,408.2500
01/01/2010 to 12/31/2010          8.199228          10.609230        178,396.7417
01/01/2011 to 12/31/2011         10.609230          10.738517        158,304.2922
01/01/2012 to 12/31/2012         10.738517          11.730182        144,694.5167
01/01/2013 to 12/31/2013         11.730182          17.146193        117,818.6091
01/01/2014 to 12/31/2014         17.146193          17.048775         92,029.1881
01/01/2015 to 12/31/2015         17.048775          17.034637         78,838.3821
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.886487          14.152003            3,375.5696
01/01/2015 to 12/31/2015         14.152003          13.859669           33,822.0390
--------------------------       ---------          ---------           -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.249987          14.638826        2,597,379.5785
01/01/2015 to 12/31/2015         14.638826          14.266092        2,268,299.2275
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.618221          11.135709          185,235.3179
01/01/2007 to 12/31/2007         11.135709          11.618345          272,319.2669
01/01/2008 to 12/31/2008         11.618345           9.081397          838,007.8450
01/01/2009 to 12/31/2009          9.081397          10.995591          860,798.3100
01/01/2010 to 12/31/2010         10.995591          12.012878        1,008,178.5767
01/01/2011 to 12/31/2011         12.012878          12.044499          993,130.1217
01/01/2012 to 12/31/2012         12.044499          13.158840        1,061,836.9462
01/01/2013 to 12/31/2013         13.158840          14.139905          889,036.8909
01/01/2014 to 04/25/2014         14.139905          14.251744                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.028614          11.580662          958,915.0270
01/01/2007 to 12/31/2007         11.580662          12.115397        1,467,665.9997
01/01/2008 to 12/31/2008         12.115397           8.781314        1,932,347.3506
01/01/2009 to 12/31/2009          8.781314          10.907208        2,296,602.2900
01/01/2010 to 12/31/2010         10.907208          12.077193        2,467,160.9199
01/01/2011 to 12/31/2011         12.077193          11.883856        2,400,059.7351
01/01/2012 to 12/31/2012         11.883856          13.156910        2,404,835.6729
01/01/2013 to 12/31/2013         13.156910          14.804837        2,135,396.3557
01/01/2014 to 04/25/2014         14.804837          14.865707                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.173438          15.705589        6,200,222.6909
01/01/2015 to 12/31/2015         15.705589          15.275602        5,665,877.2824
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT
(CLASS B))
11/01/2006 to 12/31/2006          9.960000          10.198856        1,255,121.3078
01/01/2007 to 12/31/2007         10.198856          10.691255        4,084,956.5468
01/01/2008 to 11/07/2008         10.691255           7.352549                0.0000
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.433837           8.381568        7,963,229.5620
01/01/2009 to 12/31/2009          8.381568          10.596426        8,277,543.4200
01/01/2010 to 12/31/2010         10.596426          11.856876        8,471,676.7238
01/01/2011 to 12/31/2011         11.856876          11.481813        8,371,236.6921
01/01/2012 to 12/31/2012         11.481813          12.885624        7,676,522.2950
01/01/2013 to 12/31/2013         12.885624          15.158788        6,960,635.4078
01/01/2014 to 04/25/2014         15.158788          15.175309                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.641492          16.283470        5,805,793.4610
01/01/2015 to 12/31/2015         16.283470          15.768948        5,162,607.6262
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT
(CLASS B))
11/01/2006 to 12/31/2006          9.950000          10.235141          688,455.1861
01/01/2007 to 12/31/2007         10.235141          10.882857        3,028,538.1411
01/01/2008 to 11/07/2008         10.882857           6.941316                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.138433           8.053398        9,481,073.2135
01/01/2009 to 12/31/2009          8.053398          10.321347        9,220,467.7200
01/01/2010 to 12/31/2010         10.321347          11.742704        8,661,917.9530
01/01/2011 to 12/31/2011         11.742704          11.120139        7,694,928.0420
01/01/2012 to 12/31/2012         11.120139          12.675696        7,109,081.3262
01/01/2013 to 12/31/2013         12.675696          15.722958        6,827,140.4029
01/01/2014 to 04/25/2014         15.722958          15.654494                0.0000
--------------------------       ---------          ---------        --------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.668631          13.241076           44,339.4955
01/01/2007 to 12/31/2007         13.241076          13.691738           43,929.8394
01/01/2008 to 12/31/2008         13.691738           8.461905           49,406.5570
01/01/2009 to 12/31/2009          8.461905          10.496644           47,092.0600
01/01/2010 to 12/31/2010         10.496644          11.838816           71,841.8329
01/01/2011 to 12/31/2011         11.838816          11.853637           49,647.7229
01/01/2012 to 12/31/2012         11.853637          13.477764           39,936.5385
01/01/2013 to 12/31/2013         13.477764          17.485837           42,196.9201
01/01/2014 to 12/31/2014         17.485837          19.481836           37,767.8077
01/01/2015 to 12/31/2015         19.481836          19.367068           36,666.0483
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006         18.471644          21.189493         23,969.7421
01/01/2007 to 12/31/2007         21.189493          20.101794         22,832.9443
01/01/2008 to 12/31/2008         20.101794          12.166969         18,027.3569
01/01/2009 to 12/31/2009         12.166969          13.524105         17,968.3400
01/01/2010 to 12/31/2010         13.524105          16.166179         13,008.4395
01/01/2011 to 12/31/2011         16.166179          16.802976         11,371.4818
01/01/2012 to 12/31/2012         16.802976          18.165841         10,997.9998
01/01/2013 to 12/31/2013         18.165841          24.729525         50,776.6449
01/01/2014 to 12/31/2014         24.729525          24.288137         42,539.5102
01/01/2015 to 12/31/2015         24.288137          24.017442         36,519.3783
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         15.753095          17.788034         15,288.6656
01/01/2007 to 04/27/2007         17.788034          19.331836              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.605583          15.610081         81,786.3092
01/01/2008 to 12/31/2008         15.610081           9.487441         83,560.4552
01/01/2009 to 12/31/2009          9.487441          12.782003         74,735.6300
01/01/2010 to 12/31/2010         12.782003          15.470184         70,260.6369
01/01/2011 to 12/31/2011         15.470184          14.436229         57,994.0082
01/01/2012 to 12/31/2012         14.436229          14.971828         55,239.1681
01/01/2013 to 04/26/2013         14.971828          16.228423              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.597694          14.009405        941,427.1815
01/01/2007 to 12/31/2007         14.009405          15.069101        578,756.1300
01/01/2008 to 12/31/2008         15.069101           8.609495        539,689.8282
01/01/2009 to 12/31/2009          8.609495          12.131423        503,464.9400
01/01/2010 to 12/31/2010         12.131423          13.951918        440,730.1852
01/01/2011 to 12/31/2011         13.951918          13.561104        415,713.4093
01/01/2012 to 12/31/2012         13.561104          15.852780        363,203.7895
01/01/2013 to 12/31/2013         15.852780          21.671233        364,014.9660
01/01/2014 to 12/31/2014         21.671233          23.232801        301,779.8138
01/01/2015 to 12/31/2015         23.232801          25.292922        277,465.6867
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VIP GROWTH SUB-ACCOUNT
(SERVICE CLASS
 2))
01/01/2006 to 04/30/2006         53.309267          55.676368        159,450.8399
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.285200          14.583703            7,615.0347
01/01/2007 to 12/31/2007         14.583703          15.734859           10,172.8863
01/01/2008 to 12/31/2008         15.734859           9.870610           13,417.5619
01/01/2009 to 12/31/2009          9.870610          13.480393           16,634.6000
01/01/2010 to 12/31/2010         13.480393          17.882982           17,763.7849
01/01/2011 to 12/31/2011         17.882982          17.872224           19,912.5159
01/01/2012 to 12/31/2012         17.872224          20.405526           15,155.7782
01/01/2013 to 12/31/2013         20.405526          28.981113           17,138.6388
01/01/2014 to 12/31/2014         28.981113          30.447166           15,023.5256
01/01/2015 to 12/31/2015         30.447166          30.732839           14,359.0653
--------------------------       ---------          ---------           -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         19.782744          20.429400            9,747.8805
01/01/2007 to 12/31/2007         20.429400          20.868984           14,810.0625
01/01/2008 to 12/31/2008         20.868984          17.427953           10,019.0316
01/01/2009 to 12/31/2009         17.427953          22.644120           10,833.3600
01/01/2010 to 12/31/2010         22.644120          25.085484           12,107.3028
01/01/2011 to 12/31/2011         25.085484          26.154990           89,065.4725
01/01/2012 to 12/31/2012         26.154990          28.673203           61,674.3637
01/01/2013 to 12/31/2013         28.673203          28.479873           30,465.1401
01/01/2014 to 12/31/2014         28.479873          29.539765           32,812.1769
01/01/2015 to 12/31/2015         29.539765          28.517778           29,487.1728
--------------------------       ---------          ---------           -----------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         12.905737          14.545670        1,423,480.7740
01/01/2007 to 12/31/2007         14.545670          14.962968        1,152,933.2142
01/01/2008 to 12/31/2008         14.962968           8.923576        1,097,757.1175
01/01/2009 to 12/31/2009          8.923576          11.588607        1,070,302.8800
01/01/2010 to 12/31/2010         11.588607          12.765184          973,334.0886
01/01/2011 to 12/31/2011         12.765184          12.049965          894,456.8292
01/01/2012 to 12/31/2012         12.049965          13.377280          809,670.5725
01/01/2013 to 12/31/2013         13.377280          17.596592          699,262.9749
01/01/2014 to 12/31/2014         17.596592          19.145478          596,848.1110
01/01/2015 to 12/31/2015         19.145478          19.287919          517,753.4387
--------------------------       ---------          ---------        --------------

PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2006 to 12/31/2006         13.105759          14.086782          149,683.7292
01/01/2007 to 12/31/2007         14.086782          14.362833          103,994.2898
01/01/2008 to 12/31/2008         14.362833          10.822050           84,923.9622
01/01/2009 to 12/31/2009         10.822050          14.953603          139,401.4500
01/01/2010 to 12/31/2010         14.953603          16.861824          147,335.8690
01/01/2011 to 12/31/2011         16.861824          17.166133           69,902.4080
01/01/2012 to 12/31/2012         17.166133          19.326959           70,912.8187
01/01/2013 to 12/31/2013         19.326959          20.131020           62,522.0272
01/01/2014 to 12/31/2014         20.131020          20.493636           52,135.8019
01/01/2015 to 12/31/2015         20.493636          19.856558           46,639.4495
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2006 to 12/31/2006         12.039003          12.332021         40,029.2648
01/01/2007 to 12/31/2007         12.332021          13.043176         25,610.4077
01/01/2008 to 12/31/2008         13.043176          12.794786         39,970.3373
01/01/2009 to 12/31/2009         12.794786          14.283284         53,008.6200
01/01/2010 to 12/31/2010         14.283284          14.814807         61,600.4736
01/01/2011 to 12/31/2011         14.814807          14.756561         50,048.8221
01/01/2012 to 12/31/2012         14.756561          15.386358         44,012.2316
01/01/2013 to 12/31/2013         15.386358          15.136779         36,176.0651
01/01/2014 to 12/31/2014         15.136779          15.038364         26,460.2382
01/01/2015 to 12/31/2015         15.038364          14.860955         25,891.6930
--------------------------       ---------          ---------         -----------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2006 to 12/31/2006         13.222995          14.967535          3,607.2288
01/01/2007 to 12/31/2007         14.967535          15.754499          3,619.3054
01/01/2008 to 12/31/2008         15.754499           8.903322          3,707.9994
01/01/2009 to 07/17/2009          8.903322           8.851550              0.0000
--------------------------       ---------          ---------         -----------

PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
09/27/2010 to 12/31/2010         13.642537          15.449452            451.8551
01/01/2011 to 12/31/2011         15.449452          14.446255            432.9033
01/01/2012 to 12/31/2012         14.446255          16.615054          2,027.5661
01/01/2013 to 12/31/2013         16.615054          22.332189            396.6089
01/01/2014 to 12/31/2014         22.332189          24.967382            382.1580
01/01/2015 to 12/31/2015         24.967382          24.524381            834.3934
--------------------------       ---------          ---------         -----------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT
(CLASS IB))
01/01/2006 to 12/31/2006         15.367824          15.965015            460.1982
01/01/2007 to 12/31/2007         15.965015          16.325104            458.6957
01/01/2008 to 12/31/2008         16.325104           8.756857            457.0120
01/01/2009 to 12/31/2009          8.756857          11.969051            454.0600
01/01/2010 to 09/24/2010         11.969051          13.688968              0.0000

CLASS AA




                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2006 to 12/31/2006      14.274871          18.024497             5,609.4322
01/01/2007 to 12/31/2007      18.024497          20.351898             4,135.0796
01/01/2008 to 12/31/2008      20.351898          11.949861               953.4015
01/01/2009 to 12/31/2009      11.949861          15.912758               882.9200
01/01/2010 to 12/31/2010      15.912758          17.683633               866.8424
01/01/2011 to 12/31/2011      17.683633          16.238299               845.4581
01/01/2012 to 12/31/2012      16.238299          18.470526               826.1057
01/01/2013 to 12/31/2013      18.470526          21.644399               812.6321
01/01/2014 to 12/31/2014      21.644399          21.382101               787.6282
01/01/2015 to 12/31/2015      21.382101          20.559841               568.2508
--------------------------    ---------          ---------             ----------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-
 ACCOUNT (SERIES II))
01/01/2006 to 12/31/2006      14.135404          17.799285            29,069.0638
01/01/2007 to 12/31/2007      17.799285          20.049801            26,124.1477
01/01/2008 to 12/31/2008      20.049801          11.739720            19,739.8303
01/01/2009 to 12/31/2009      11.739720          15.594730            17,636.0500
01/01/2010 to 12/31/2010      15.594730          17.291044            17,503.5134
01/01/2011 to 12/31/2011      17.291044          15.835117            11,269.3760
01/01/2012 to 12/31/2012      15.835117          17.968625            13,377.9853
01/01/2013 to 12/31/2013      17.968625          21.003902            13,614.6657
01/01/2014 to 12/31/2014      21.003902          20.699409            11,855.7864
01/01/2015 to 12/31/2015      20.699409          19.847865             9,237.8446
--------------------------    ---------          ---------            -----------

DEUTSCHE VARIABLE SERIES II
DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006      13.515712          13.862424             6,087.5486
01/01/2007 to 12/31/2007      13.862424          14.460341             2,365.4901
01/01/2008 to 12/31/2008      14.460341          14.939991             2,142.4909
01/01/2009 to 12/31/2009      14.939991          15.898552             2,022.1400
01/01/2010 to 12/31/2010      15.898552          16.689411             1,126.9916
01/01/2011 to 12/31/2011      16.689411          17.660159             1,215.1862
01/01/2012 to 12/31/2012      17.660159          17.895688               968.8732
01/01/2013 to 12/31/2013      17.895688          17.084145             1,087.6310
01/01/2014 to 12/31/2014      17.084145          17.711892             1,174.8447
01/01/2015 to 12/31/2015      17.711892          17.435171             1,231.2413
--------------------------    ---------          ---------            -----------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2006 to 12/31/2006         13.233978          15.627974           19,928.9073
01/01/2007 to 12/31/2007         15.627974          15.582092           11,798.5862
01/01/2008 to 12/31/2008         15.582092           8.773310           18,015.9941
01/01/2009 to 12/31/2009          8.773310          11.219836           20,054.6100
01/01/2010 to 12/31/2010         11.219836          12.695356           16,861.8526
01/01/2011 to 12/31/2011         12.695356          12.582349           17,888.2694
01/01/2012 to 12/31/2012         12.582349          14.500633           17,586.2036
01/01/2013 to 12/31/2013         14.500633          18.250808           16,658.3877
01/01/2014 to 12/31/2014         18.250808          19.493889           12,353.4227
01/01/2015 to 12/31/2015         19.493889          18.380521           12,159.2753
--------------------------       ---------          ---------           -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2006 to 12/31/2006         11.771900          14.077172          285,948.7640
01/01/2007 to 12/31/2007         14.077172          16.001824          196,053.6713
01/01/2008 to 12/31/2008         16.001824           9.393208          162,276.4491
01/01/2009 to 12/31/2009          9.393208          12.674712          146,268.9000
01/01/2010 to 12/31/2010         12.674712          13.529051          136,464.2161
01/01/2011 to 12/31/2011         13.529051          11.904603          126,515.1475
01/01/2012 to 12/31/2012         11.904603          13.857607          116,741.7349
01/01/2013 to 12/31/2013         13.857607          16.778798          111,694.7970
01/01/2014 to 12/31/2014         16.778798          14.681617          102,754.9015
01/01/2015 to 12/31/2015         14.681617          13.517184          103,421.3086
--------------------------       ---------          ---------          ------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.203841          10.541615           59,524.5328
01/01/2013 to 12/31/2013         10.541615          11.536399           36,221.8575
01/01/2014 to 12/31/2014         11.536399          12.193645           33,023.3202
01/01/2015 to 12/31/2015         12.193645          12.075643           38,758.8824
--------------------------       ---------          ---------          ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996830           1.039332                0.0000
01/01/2015 to 12/31/2015          1.039332           1.013279            6,112.7026
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.039775           7.004420          955,843.4372
01/01/2009 to 12/31/2009          7.004420           8.919228        1,905,797.4800
01/01/2010 to 12/31/2010          8.919228           9.850085        1,947,629.4852
01/01/2011 to 12/31/2011          9.850085           9.492567        1,976,358.8441
01/01/2012 to 12/31/2012          9.492567          10.610225        1,971,182.3490
01/01/2013 to 12/31/2013         10.610225          12.383129        1,826,285.4143
01/01/2014 to 12/31/2014         12.383129          12.930227        1,710,865.2948
01/01/2015 to 12/31/2015         12.930227          12.641528        1,620,524.8038
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.444809           6.353235       1,496,398.9647
01/01/2009 to 12/31/2009          6.353235           8.384885       2,286,129.1700
01/01/2010 to 12/31/2010          8.384885           9.369155       2,817,663.2734
01/01/2011 to 12/31/2011          9.369155           8.788721       2,687,079.2258
01/01/2012 to 12/31/2012          8.788721          10.051050       2,463,887.8125
01/01/2013 to 12/31/2013         10.051050          12.381326       2,290,343.0820
01/01/2014 to 12/31/2014         12.381326          12.969620       2,373,454.5448
01/01/2015 to 12/31/2015         12.969620          12.673624       2,329,429.6381
--------------------------       ---------          ---------       --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.644659           7.677443       1,127,576.6519
01/01/2009 to 12/31/2009          7.677443           9.327990       1,859,549.7100
01/01/2010 to 12/31/2010          9.327990          10.094473       1,926,725.3738
01/01/2011 to 12/31/2011         10.094473           9.958552       1,676,503.4235
01/01/2012 to 12/31/2012          9.958552          10.867339       1,398,534.9254
01/01/2013 to 12/31/2013         10.867339          12.146937       1,226,806.7707
01/01/2014 to 12/31/2014         12.146937          12.689029       1,179,823.5161
01/01/2015 to 12/31/2015         12.689029          12.403158       1,070,932.1847
--------------------------       ---------          ---------       --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.136121          11.531416          68,110.7451
01/01/2013 to 12/31/2013         11.531416          10.969004          58,404.6156
01/01/2014 to 12/31/2014         10.969004          11.232053          55,291.4275
01/01/2015 to 12/31/2015         11.232053          10.000546          67,078.1874
--------------------------       ---------          ---------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.959161          10.271320          75,800.2199
01/01/2013 to 12/31/2013         10.271320          11.155889         159,477.3147
01/01/2014 to 12/31/2014         11.155889          11.634125         274,070.3383
01/01/2015 to 12/31/2015         11.634125          11.442731         320,626.0907
--------------------------       ---------          ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.301354          19.374246         378,227.5818
01/01/2007 to 12/31/2007         19.374246          16.212180         296,865.2128
01/01/2008 to 12/31/2008         16.212180           9.310030         272,766.8610
01/01/2009 to 12/31/2009          9.310030          12.350911         276,749.2300
01/01/2010 to 12/31/2010         12.350911          14.119798         240,895.6367
01/01/2011 to 12/31/2011         14.119798          13.126372         230,365.7004
01/01/2012 to 12/31/2012         13.126372          16.282280         207,750.3041
01/01/2013 to 12/31/2013         16.282280          16.600277         202,112.5575
01/01/2014 to 12/31/2014         16.600277          18.513524         214,136.9059
01/01/2015 to 12/31/2015         18.513524          17.973286         159,397.7474
--------------------------       ---------          ---------       --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          7.981937           7.722873        1,309,016.5352
01/01/2007 to 12/31/2007          7.722873           7.775812        1,132,131.2474
01/01/2008 to 12/31/2008          7.775812           4.666062        1,000,363.5154
01/01/2009 to 12/31/2009          4.666062           6.108653          926,110.6800
01/01/2010 to 12/31/2010          6.108653           7.445477          792,115.7498
01/01/2011 to 12/31/2011          7.445477           7.569276          987,716.1050
01/01/2012 to 12/31/2012          7.569276           8.831514          889,674.6582
01/01/2013 to 12/31/2013          8.831514          12.661135          775,042.2623
01/01/2014 to 12/31/2014         12.661135          14.821679          715,108.2165
01/01/2015 to 12/31/2015         14.821679          14.004631          644,470.0476
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON CLEARBRIDGE
AGGRESSIVE
 GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
01/01/2006 to 04/30/2006         11.412777          11.922161          460,018.0948
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
05/01/2006 to 12/31/2006         10.409254          11.148484          505,894.7644
01/01/2007 to 12/31/2007         11.148484          10.327747          357,208.5561
01/01/2008 to 12/31/2008         10.327747           4.614768          397,019.5508
01/01/2009 to 12/31/2009          4.614768           6.269067          404,485.0000
01/01/2010 to 12/31/2010          6.269067           6.625444          357,682.8321
01/01/2011 to 04/29/2011          6.625444           7.041458                0.0000
--------------------------       ---------          ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.046910          788,059.5045
01/01/2013 to 12/31/2013          1.046910           1.049991        1,179,380.9298
01/01/2014 to 12/31/2014          1.049991           1.091538        1,051,686.1128
01/01/2015 to 12/31/2015          1.091538           1.029557          959,575.7660
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.465357          11.959052          261,367.9349
01/01/2007 to 12/31/2007         11.959052          11.480694          250,040.9111
01/01/2008 to 12/31/2008         11.480694           7.244190          268,990.4271
01/01/2009 to 12/31/2009          7.244190           9.028080          248,012.0600
01/01/2010 to 12/31/2010          9.028080          10.209672          304,913.0645
01/01/2011 to 12/31/2011         10.209672           9.903871          259,017.2604
01/01/2012 to 12/31/2012          9.903871          11.548197          212,872.4303
01/01/2013 to 12/31/2013         11.548197          15.394522          214,901.5361
01/01/2014 to 12/31/2014         15.394522          16.569280          202,506.1390
01/01/2015 to 12/31/2015         16.569280          15.340294          213,583.0685
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         25.166617          27.876495         21,481.4594
01/01/2007 to 12/31/2007         27.876495          27.691743         17,241.1582
01/01/2008 to 12/31/2008         27.691743          16.724493         16,434.7417
01/01/2009 to 12/31/2009         16.724493          20.890417         16,395.3300
01/01/2010 to 12/31/2010         20.890417          25.885342         12,415.4255
01/01/2011 to 12/31/2011         25.885342          24.605872         10,498.0642
01/01/2012 to 12/31/2012         24.605872          27.858141          9,266.5167
01/01/2013 to 12/31/2013         27.858141          35.830520          8,621.6236
01/01/2014 to 12/31/2014         35.830520          38.792498          7,897.5585
01/01/2015 to 12/31/2015         38.792498          34.851232          5,915.5706
--------------------------       ---------          ---------         -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         25.094115          27.717692        400,653.9647
01/01/2007 to 12/31/2007         27.717692          27.452727        320,433.3148
01/01/2008 to 12/31/2008         27.452727          16.548422        294,989.3528
01/01/2009 to 12/31/2009         16.548422          20.617392        284,413.5500
01/01/2010 to 12/31/2010         20.617392          25.482748        252,852.3917
01/01/2011 to 12/31/2011         25.482748          24.163669        228,905.9807
01/01/2012 to 12/31/2012         24.163669          27.286655        206,980.4171
01/01/2013 to 12/31/2013         27.286655          35.009194        181,363.9431
01/01/2014 to 12/31/2014         35.009194          37.794846        163,192.9543
01/01/2015 to 12/31/2015         37.794846          33.871234        148,129.3582
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.918267          14.524142        553,414.3540
01/01/2007 to 12/31/2007         14.524142          15.882719        454,153.4011
01/01/2008 to 12/31/2008         15.882719           9.581346        412,600.5895
01/01/2009 to 12/31/2009          9.581346          12.624541        386,283.9800
01/01/2010 to 12/31/2010         12.624541          15.685173        333,357.9880
01/01/2011 to 12/31/2011         15.685173          15.277443        288,892.2802
01/01/2012 to 12/31/2012         15.277443          17.783449        247,602.7989
01/01/2013 to 12/31/2013         17.783449          24.544872        220,633.8197
01/01/2014 to 12/31/2014         24.544872          26.079209        191,304.8335
01/01/2015 to 12/31/2015         26.079209          25.239059        178,301.6002
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012743           1.048954         62,070.5999
01/01/2013 to 12/31/2013          1.048954           1.146295        222,261.1257
01/01/2014 to 12/31/2014          1.146295           1.207398        335,719.4931
01/01/2015 to 12/31/2015          1.207398           1.199459        839,723.9710
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         17.149437          18.466094            5,455.1517
01/01/2007 to 12/31/2007         18.466094          19.425752            4,237.6156
01/01/2008 to 12/31/2008         19.425752          15.607000            3,820.0258
01/01/2009 to 12/31/2009         15.607000          21.071758            3,369.1100
01/01/2010 to 12/31/2010         21.071758          23.481713            3,081.9476
01/01/2011 to 12/31/2011         23.481713          24.237222            1,232.3385
01/01/2012 to 12/31/2012         24.237222          27.010743            1,087.1944
01/01/2013 to 12/31/2013         27.010743          28.767758            1,075.7453
01/01/2014 to 12/31/2014         28.767758          29.775680            1,034.3108
01/01/2015 to 12/31/2015         29.775680          28.768061              992.6761
--------------------------       ---------          ---------            ----------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.068231          18.343828          755,035.3702
01/01/2007 to 12/31/2007         18.343828          19.243149          648,345.7027
01/01/2008 to 12/31/2008         19.243149          15.421699          510,096.0497
01/01/2009 to 12/31/2009         15.421699          20.768373          486,629.5600
01/01/2010 to 12/31/2010         20.768373          23.100413          428,787.0772
01/01/2011 to 12/31/2011         23.100413          23.760160          363,408.0986
01/01/2012 to 12/31/2012         23.760160          26.421594          324,381.2024
01/01/2013 to 12/31/2013         26.421594          28.090996          292,012.0085
01/01/2014 to 12/31/2014         28.090996          28.994604          251,190.3341
01/01/2015 to 12/31/2015         28.994604          27.927877          223,421.9125
--------------------------       ---------          ---------          ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987878           9.757096           91,632.1430
01/01/2012 to 12/31/2012          9.757096          10.028733           72,506.4837
01/01/2013 to 12/31/2013         10.028733           9.989104           87,393.6539
01/01/2014 to 12/31/2014          9.989104           9.939505          114,407.0595
01/01/2015 to 12/31/2015          9.939505           9.725711          141,187.0018
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.776010           7.674018        1,535,912.6750
01/01/2009 to 12/31/2009          7.674018          10.022737        1,400,066.7100
01/01/2010 to 12/31/2010         10.022737          11.497114        1,364,615.6660
01/01/2011 to 12/31/2011         11.497114          10.666773          936,437.0345
01/01/2012 to 12/31/2012         10.666773          12.260127          839,062.7299
01/01/2013 to 12/31/2013         12.260127          15.633590          777,351.3200
01/01/2014 to 12/31/2014         15.633590          16.176434          616,866.3906
01/01/2015 to 12/31/2015         16.176434          15.607765          583,894.4452
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE AGGRESSIVE STRATEGY
SUB-ACCOUNT
 (CLASS B))
11/01/2006 to 12/31/2006          9.930000          10.312117          206,323.8684
01/01/2007 to 12/31/2007         10.312117          11.045193          566,449.1321
01/01/2008 to 11/07/2008         11.045193           6.689933                0.0000
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.986072          10.438856         23,487.6249
01/01/2013 to 12/31/2013         10.438856          11.754454         95,553.5466
01/01/2014 to 12/31/2014         11.754454          12.690330         99,759.8163
01/01/2015 to 12/31/2015         12.690330          11.984397        111,978.5674
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078945           1.127041              0.0000
01/01/2014 to 12/31/2014          1.127041           1.212477         65,724.1605
01/01/2015 to 12/31/2015          1.212477           1.179361        356,048.5468
--------------------------       ---------          ---------        ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         17.949379          20.039432            784.5100
01/01/2007 to 12/31/2007         20.039432          19.178322            547.3458
01/01/2008 to 12/31/2008         19.178322          13.276348            586.6379
01/01/2009 to 12/31/2009         13.276348          16.577666            721.9800
01/01/2010 to 12/31/2010         16.577666          19.611335            682.4220
01/01/2011 to 12/31/2011         19.611335          17.630789            642.7361
01/01/2012 to 12/31/2012         17.630789          20.530672            693.8114
01/01/2013 to 12/31/2013         20.530672          26.848182            641.3639
01/01/2014 to 12/31/2014         26.848182          26.954588            602.8138
01/01/2015 to 12/31/2015         26.954588          25.158471            607.0755
--------------------------       ---------          ---------        ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.219476          18.067717        591,268.6125
01/01/2007 to 12/31/2007         18.067717          17.250907        491,801.0641
01/01/2008 to 12/31/2008         17.250907          11.919451        361,320.7979
01/01/2009 to 12/31/2009         11.919451          14.840417        328,782.6600
01/01/2010 to 12/31/2010         14.840417          17.519779        289,746.7062
01/01/2011 to 12/31/2011         17.519779          15.700881        254,413.5291
01/01/2012 to 12/31/2012         15.700881          18.238666        230,462.4788
01/01/2013 to 12/31/2013         18.238666          23.785204        174,443.6760
01/01/2014 to 12/31/2014         23.785204          23.821107        149,731.4938
01/01/2015 to 12/31/2015         23.821107          22.186163        133,505.4402
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.452971           6.164667        364,125.2526
01/01/2009 to 12/31/2009          6.164667          10.254869        410,476.1700
01/01/2010 to 12/31/2010         10.254869          12.485909        410,275.0363
01/01/2011 to 12/31/2011         12.485909           9.994683        382,555.7221
01/01/2012 to 12/31/2012          9.994683          11.699610        353,069.8090
01/01/2013 to 12/31/2013         11.699610          10.945850        349,212.7922
01/01/2014 to 12/31/2014         10.945850          10.074676        351,407.3540
01/01/2015 to 12/31/2015         10.074676           8.549479        329,244.9945
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
VARIABLE INSURANCE
 PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2))
01/01/2006 to 12/31/2006         15.903877          20.058751        178,766.9301
01/01/2007 to 12/31/2007         20.058751          25.433396        115,973.4641
01/01/2008 to 04/25/2008         25.433396          23.141049              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         12.879788          16.095230              0.0000
01/01/2007 to 12/31/2007         16.095230          18.002175              0.0000
01/01/2008 to 12/31/2008         18.002175          10.234654              0.0000
01/01/2009 to 12/31/2009         10.234654          13.295030              0.0000
01/01/2010 to 12/31/2010         13.295030          14.616284              0.0000
01/01/2011 to 12/31/2011         14.616284          12.889638              0.0000
01/01/2012 to 12/31/2012         12.889638          14.844273              0.0000
01/01/2013 to 12/31/2013         14.844273          17.477665              0.0000
01/01/2014 to 12/31/2014         17.477665          16.049691              0.0000
01/01/2015 to 12/31/2015         16.049691          15.566327              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.759052          15.908560        785,254.8395
01/01/2007 to 12/31/2007         15.908560          17.753236        652,235.7138
01/01/2008 to 12/31/2008         17.753236          10.079197        596,720.4093
01/01/2009 to 12/31/2009         10.079197          13.063369        540,968.0700
01/01/2010 to 12/31/2010         13.063369          14.336647        491,102.2681
01/01/2011 to 12/31/2011         14.336647          12.610368        452,308.2946
01/01/2012 to 12/31/2012         12.610368          14.497083        418,999.9565
01/01/2013 to 12/31/2013         14.497083          17.025678        363,367.1525
01/01/2014 to 12/31/2014         17.025678          15.598789        330,191.4479
01/01/2015 to 12/31/2015         15.598789          15.086420        306,172.7989
--------------------------       ---------          ---------        ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS
 B) AND BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006          9.987647          10.657629        151,577.3219
01/01/2007 to 12/31/2007         10.657629          12.956695        138,882.9322
01/01/2008 to 12/31/2008         12.956695           6.792639        126,998.1829
01/01/2009 to 12/31/2009          6.792639          10.518643        120,262.9800
01/01/2010 to 12/31/2010         10.518643          13.680173        111,543.7762
01/01/2011 to 12/31/2011         13.680173          12.537777        100,444.8613
01/01/2012 to 12/31/2012         12.537777          13.489703         89,032.0444
01/01/2013 to 12/31/2013         13.489703          18.465551         80,258.1766
01/01/2014 to 12/31/2014         18.465551          18.365921         71,105.6697
01/01/2015 to 12/31/2015         18.365921          17.175139         66,206.3049
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999788           1.034516              0.0000
01/01/2015 to 12/31/2015          1.034516           0.962815              0.0000
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.103714          12.456484       1,588,910.0943
01/01/2007 to 12/31/2007         12.456484          13.191600       1,271,672.9875
01/01/2008 to 12/31/2008         13.191600          13.041402       1,126,122.6669
01/01/2009 to 12/31/2009         13.041402          15.155905       1,338,326.3400
01/01/2010 to 12/31/2010         15.155905          16.142116       1,292,032.1519
01/01/2011 to 12/31/2011         16.142116          16.398294       1,192,865.4435
01/01/2012 to 12/31/2012         16.398294          17.641576       1,145,734.6700
01/01/2013 to 12/31/2013         17.641576          17.037533       1,046,588.4881
01/01/2014 to 12/31/2014         17.037533          17.478695         876,449.6340
01/01/2015 to 12/31/2015         17.478695          17.210733         741,494.2528
--------------------------       ---------          ---------       --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT
(ADMINISTRATIVE
 CLASS))
01/01/2006 to 12/31/2006         13.282689          13.582705         115,813.8481
01/01/2007 to 12/31/2007         13.582705          14.543906          93,812.1339
01/01/2008 to 12/31/2008         14.543906          15.006218          76,262.8760
01/01/2009 to 05/01/2009         15.006218          15.507238               0.0000
--------------------------       ---------          ---------       --------------

PIONEER FUND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         13.094754          16.037793          61,906.1300
01/01/2010 to 12/31/2010         16.037793          18.306978          42,135.0744
01/01/2011 to 12/31/2011         18.306978          17.147741          35,679.2868
01/01/2012 to 12/31/2012         17.147741          18.634623          34,442.5326
01/01/2013 to 12/31/2013         18.634623          24.350383          36,693.2866
01/01/2014 to 12/31/2014         24.350383          26.596808          25,881.8827
01/01/2015 to 12/31/2015         26.596808          26.122100          23,287.7644
--------------------------       ---------          ---------       --------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
01/01/2006 to 12/31/2006         11.094348          12.310731          58,746.2721
01/01/2007 to 04/27/2007         12.310731          13.016566               0.0000
--------------------------       ---------          ---------       --------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S.
 EQUITY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.782494          12.742697         180,788.2114
01/01/2007 to 12/31/2007         12.742697          12.505142         211,505.2505
01/01/2008 to 12/31/2008         12.505142           7.337382         194,297.1720
01/01/2009 to 05/01/2009          7.337382           7.251359               0.0000
--------------------------       ---------          ---------       --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.756296          10.911620           6,476.7238
01/01/2013 to 12/31/2013         10.911620          10.258227               0.0000
01/01/2014 to 12/31/2014         10.258227          10.863707             786.7459
01/01/2015 to 12/31/2015         10.863707          10.742623           9,706.4907
--------------------------       ---------          ---------       --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215677          10.741899          2,754.7806
01/01/2014 to 12/31/2014         10.741899          11.490620          7,922.8233
01/01/2015 to 12/31/2015         11.490620          11.172311         37,538.5190
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010721           1.067048        102,507.6832
01/01/2013 to 12/31/2013          1.067048           1.156866         90,431.3613
01/01/2014 to 12/31/2014          1.156866           1.227228        121,820.1471
01/01/2015 to 12/31/2015          1.227228           1.197730        123,211.9457
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS
B))
01/01/2006 to 12/31/2006         10.126243          11.140122         85,945.8897
01/01/2007 to 12/31/2007         11.140122          11.560014        109,732.5272
01/01/2008 to 12/31/2008         11.560014           8.529438        115,046.5345
01/01/2009 to 12/31/2009          8.529438          10.488347        232,249.8700
01/01/2010 to 12/31/2010         10.488347          11.591023        287,201.3153
01/01/2011 to 12/31/2011         11.591023          11.534218        240,756.1157
01/01/2012 to 12/31/2012         11.534218          12.814640        200,506.0584
01/01/2013 to 12/31/2013         12.814640          14.249194        159,708.6713
01/01/2014 to 12/31/2014         14.249194          14.845443        154,433.3538
01/01/2015 to 12/31/2015         14.845443          14.330148        146,640.4199
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
AND BEFORE
 THAT CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.164403          11.394452         17,863.0635
01/01/2007 to 12/31/2007         11.394452          11.848603         27,473.3963
01/01/2008 to 12/31/2008         11.848603           7.819791         35,040.3316
01/01/2009 to 12/31/2009          7.819791           9.940016         78,382.7900
01/01/2010 to 12/31/2010          9.940016          11.172483        207,630.6194
01/01/2011 to 12/31/2011         11.172483          10.766774        210,262.8165
01/01/2012 to 12/31/2012         10.766774          12.193838        170,007.8619
01/01/2013 to 12/31/2013         12.193838          14.176143        116,431.9234
01/01/2014 to 12/31/2014         14.176143          14.708912        157,390.2312
01/01/2015 to 12/31/2015         14.708912          14.147975        147,543.4499
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         48.076720          55.873170         98,312.9154
01/01/2007 to 12/31/2007         55.873170          57.217089         78,541.9271
01/01/2008 to 12/31/2008         57.217089          35.945369         70,664.6477
01/01/2009 to 12/31/2009         35.945369          42.001620         65,317.6500
01/01/2010 to 12/31/2010         42.001620          48.521828         57,080.8793
01/01/2011 to 12/31/2011         48.521828          45.976848         51,302.4826
01/01/2012 to 12/31/2012         45.976848          53.537308         46,173.8147
01/01/2013 to 12/31/2013         53.537308          70.684477         39,999.8555
01/01/2014 to 12/31/2014         70.684477          79.038744         35,023.3800
01/01/2015 to 12/31/2015         79.038744          75.245148         31,030.5124
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         48.446417          56.187289        551,658.2545
01/01/2007 to 12/31/2007         56.187289          57.377185        486,247.6436
01/01/2008 to 12/31/2008         57.377185          35.967814        411,273.3121
01/01/2009 to 12/31/2009         35.967814          41.928431        395,436.6000
01/01/2010 to 12/31/2010         41.928431          48.309957        368,915.5742
01/01/2011 to 12/31/2011         48.309957          45.660800        327,734.0317
01/01/2012 to 12/31/2012         45.660800          53.037202        287,622.0925
01/01/2013 to 12/31/2013         53.037202          69.859904        250,679.3885
01/01/2014 to 12/31/2014         69.859904          77.920551        217,560.0163
01/01/2015 to 12/31/2015         77.920551          73.970867        198,848.7158
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-
 ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2006 to 12/31/2006         12.713260          14.510053          9,760.3126
01/01/2007 to 12/31/2007         14.510053          13.422945          8,721.9245
01/01/2008 to 12/31/2008         13.422945           8.101541          8,459.1850
01/01/2009 to 12/31/2009          8.101541          10.355020          8,711.8200
01/01/2010 to 04/30/2010         10.355020          11.057691              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006          8.087822           8.486453        219,087.3759
01/01/2007 to 12/31/2007          8.486453           9.847016        158,209.7064
01/01/2008 to 12/31/2008          9.847016           5.853285        132,734.2134
01/01/2009 to 12/31/2009          5.853285           8.405675        118,497.5700
01/01/2010 to 12/31/2010          8.405675          10.599992         95,336.2119
01/01/2011 to 12/31/2011         10.599992          10.291384         81,755.2947
01/01/2012 to 12/31/2012         10.291384          11.543661         75,534.2234
01/01/2013 to 12/31/2013         11.543661          15.567219         66,265.6485
01/01/2014 to 12/31/2014         15.567219          17.326741         57,829.8823
01/01/2015 to 12/31/2015         17.326741          18.233221         49,860.4417
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          7.985522           8.347710        906,011.6400
01/01/2007 to 12/31/2007          8.347710           9.668240        663,347.2356
01/01/2008 to 12/31/2008          9.668240           5.735290        573,694.3598
01/01/2009 to 12/31/2009          5.735290           8.214937        597,489.2400
01/01/2010 to 12/31/2010          8.214937          10.327880        562,329.8372
01/01/2011 to 12/31/2011         10.327880          10.001799        503,082.1328
01/01/2012 to 12/31/2012         10.001799          11.194572        449,918.8428
01/01/2013 to 12/31/2013         11.194572          15.054336        415,092.9530
01/01/2014 to 12/31/2014         15.054336          16.716356        319,662.6802
01/01/2015 to 12/31/2015         16.716356          17.557671        298,017.7516
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.960108          19.409923         90,858.7149
01/01/2007 to 12/31/2007         19.409923          21.034015         58,372.0478
01/01/2008 to 12/31/2008         21.034015          11.547289         53,674.1681
01/01/2009 to 12/31/2009         11.547289          13.858037         56,566.5300
01/01/2010 to 12/31/2010         13.858037          14.581182         49,731.5591
01/01/2011 to 12/31/2011         14.581182          11.466803         50,886.1046
01/01/2012 to 12/31/2012         11.466803          13.476078         52,961.8014
01/01/2013 to 12/31/2013         13.476078          15.277449        192,488.4935
01/01/2014 to 12/31/2014         15.277449          14.539548        187,807.2959
01/01/2015 to 12/31/2015         14.539548          14.005246        184,856.7534
--------------------------       ---------          ---------        ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         43.697348          44.807124         29,860.4135
01/01/2007 to 12/31/2007         44.807124          46.771027         13,273.4790
01/01/2008 to 12/31/2008         46.771027          44.362024         14,874.9784
01/01/2009 to 12/31/2009         44.362024          47.691089         12,880.0500
01/01/2010 to 12/31/2010         47.691089          50.746727         12,329.1861
01/01/2011 to 12/31/2011         50.746727          53.118389         14,461.8272
01/01/2012 to 12/31/2012         53.118389          56.105308         14,721.0168
01/01/2013 to 12/31/2013         56.105308          54.685705         15,254.1241
01/01/2014 to 12/31/2014         54.685705          57.511374         15,367.9291
01/01/2015 to 12/31/2015         57.511374          56.819777         15,284.1793
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.824883          11.117560         20,068.7100
01/01/2010 to 12/31/2010         11.117560          13.116297         14,817.2674
01/01/2011 to 12/31/2011         13.116297          11.759572         14,746.4019
01/01/2012 to 12/31/2012         11.759572          13.241824         15,313.4279
01/01/2013 to 12/31/2013         13.241824          17.499801         15,534.9852
01/01/2014 to 12/31/2014         17.499801          18.763797         12,650.2157
01/01/2015 to 12/31/2015         18.763797          19.635260         12,120.0658
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
05/01/2006 to 12/31/2006         14.705444          14.523533              0.0000
01/01/2007 to 12/31/2007         14.523533          16.003372         21,720.7189
01/01/2008 to 12/31/2008         16.003372           9.037492         16,380.6371
01/01/2009 to 05/01/2009          9.037492           8.591140              0.0000
--------------------------       ---------          ---------        ------------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/
 AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
04/30/2007 to 12/31/2007         15.042033          15.705276            808.2122
01/01/2008 to 12/31/2008         15.705276           8.857358            803.0493
01/01/2009 to 05/01/2009          8.857358           8.415155              0.0000
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/
 AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), AND BEFORE THAT AIM VARIABLE INSURANCE
FUNDS - AIM
 V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
01/01/2006 to 12/31/2006         11.832220          12.356518            5,311.8763
01/01/2007 to 04/27/2007         12.356518          13.172097                0.0000
--------------------------       ---------          ---------            ----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          9.995128          10.289723          870,039.9434
01/01/2007 to 12/31/2007         10.289723          10.618348        1,169,493.5887
01/01/2008 to 12/31/2008         10.618348          10.726329        2,284,101.6264
01/01/2009 to 12/31/2009         10.726329          10.588094        1,525,154.2500
01/01/2010 to 12/31/2010         10.588094          10.425239        1,205,546.9615
01/01/2011 to 12/31/2011         10.425239          10.265326          942,625.3766
01/01/2012 to 12/31/2012         10.265326          10.106578        1,086,706.2707
01/01/2013 to 12/31/2013         10.106578           9.951130          792,241.1538
01/01/2014 to 12/31/2014          9.951130           9.798073          728,579.0273
01/01/2015 to 12/31/2015          9.798073           9.647370          553,699.2579
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.668521          11.779506          502,942.2258
01/01/2007 to 12/31/2007         11.779506          12.918182          451,175.1090
01/01/2008 to 12/31/2008         12.918182           8.070513          433,623.7697
01/01/2009 to 12/31/2009          8.070513          11.090236          363,240.7200
01/01/2010 to 12/31/2010         11.090236          12.155181          344,473.9317
01/01/2011 to 12/31/2011         12.155181          11.995148          324,999.5625
01/01/2012 to 12/31/2012         11.995148          13.646987          544,829.0387
01/01/2013 to 12/31/2013         13.646987          18.372896          462,359.5514
01/01/2014 to 12/31/2014         18.372896          19.672009          405,129.0160
01/01/2015 to 12/31/2015         19.672009          21.410904          349,058.0769
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.567167           9.078212          844,510.6626
01/01/2007 to 12/31/2007          9.078212          10.214981          762,423.8995
01/01/2008 to 12/31/2008         10.214981           5.436980          679,472.6189
01/01/2009 to 12/31/2009          5.436980           7.692918          545,880.7200
01/01/2010 to 12/31/2010          7.692918           8.286415          492,118.1202
01/01/2011 to 12/31/2011          8.286415           8.046579          434,488.9432
01/01/2012 to 04/27/2012          8.046579           9.047954                0.0000
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH
 SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006          9.972336          10.773791           99,766.5818
01/01/2007 to 12/31/2007         10.773791          11.064882           57,726.9769
01/01/2008 to 12/31/2008         11.064882           6.393804           44,227.0586
01/01/2009 to 12/31/2009          6.393804           8.163706           39,882.1000
01/01/2010 to 12/31/2010          8.163706          10.557998           34,064.2697
01/01/2011 to 12/31/2011         10.557998          10.681332           30,396.0044
01/01/2012 to 12/31/2012         10.681332          11.661856           27,647.4458
01/01/2013 to 12/31/2013         11.661856          17.037814           27,114.5290
01/01/2014 to 12/31/2014         17.037814          16.932545           23,360.3662
01/01/2015 to 12/31/2015         16.932545          16.910050           20,784.8896
--------------------------       ---------          ---------           -----------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE FUNDS
- AIM V.I.
 CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I))
01/01/2006 to 12/31/2006         11.937104          12.494493           30,835.0569
01/01/2007 to 04/27/2007         12.494493          13.332392                0.0000
--------------------------       ---------          ---------           -----------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.760325          14.018688            3,221.2296
01/01/2015 to 12/31/2015         14.018688          13.722248           56,458.9711
--------------------------       ---------          ---------           -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.356889          14.743659        4,407,926.8676
01/01/2015 to 12/31/2015         14.743659          14.361077        3,810,842.1741
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.610312          11.123726          823,532.3698
01/01/2007 to 12/31/2007         11.123726          11.600009        1,586,151.4732
01/01/2008 to 12/31/2008         11.600009           9.062519        2,159,486.8389
01/01/2009 to 12/31/2009          9.062519          10.967254        2,497,299.8200
01/01/2010 to 12/31/2010         10.967254          11.975937        2,177,429.4981
01/01/2011 to 12/31/2011         11.975937          12.001477        2,115,155.9229
01/01/2012 to 12/31/2012         12.001477          13.105255        2,297,530.1270
01/01/2013 to 12/31/2013         13.105255          14.075290        1,879,942.8260
01/01/2014 to 04/25/2014         14.075290          14.184385                0.0000
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.020400          11.568201         2,333,121.2151
01/01/2007 to 12/31/2007         11.568201          12.096278         3,288,268.4774
01/01/2008 to 12/31/2008         12.096278           8.763057         3,598,191.9541
01/01/2009 to 12/31/2009          8.763057          10.879096         3,979,307.5900
01/01/2010 to 12/31/2010         10.879096          12.040052         3,901,048.6063
01/01/2011 to 12/31/2011         12.040052          11.841405         3,935,094.1230
01/01/2012 to 12/31/2012         11.841405          13.103329         3,530,442.6122
01/01/2013 to 12/31/2013         13.103329          14.737182         3,171,181.0548
01/01/2014 to 04/25/2014         14.737182          14.795444                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.764283          15.276918         7,087,722.8999
01/01/2015 to 12/31/2015         15.276918          14.851241         6,334,125.1094
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT
(CLASS B))
11/01/2006 to 12/31/2006          9.960000          10.198171           905,699.0692
01/01/2007 to 12/31/2007         10.198171          10.685165         2,079,619.8562
01/01/2008 to 11/07/2008         10.685165           7.345216                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.416890           8.364141        10,849,770.5766
01/01/2009 to 12/31/2009          8.364141          10.569112        10,269,763.0200
01/01/2010 to 12/31/2010         10.569112          11.820410         9,751,532.9934
01/01/2011 to 12/31/2011         11.820410          11.440794         9,159,590.7551
01/01/2012 to 12/31/2012         11.440794          12.833143         8,345,063.0100
01/01/2013 to 12/31/2013         12.833143          15.089511         7,600,157.5873
01/01/2014 to 04/25/2014         15.089511          15.103578                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.737691          15.337387         9,384,594.2136
01/01/2015 to 12/31/2015         15.337387          14.845337         8,521,779.2866
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT
(CLASS B))
11/01/2006 to 12/31/2006          9.950000          10.234454           924,036.5004
01/01/2007 to 12/31/2007         10.234454          10.876657         1,685,044.0214
01/01/2008 to 11/07/2008         10.876657           6.934392                 0.0000
--------------------------       ---------          ---------        ---------------


                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.122077           8.036651        12,124,140.4414
01/01/2009 to 12/31/2009          8.036651          10.294738        11,480,758.2200
01/01/2010 to 12/31/2010         10.294738          11.706585        11,011,636.7263
01/01/2011 to 12/31/2011         11.706585          11.080407        10,438,656.6604
01/01/2012 to 12/31/2012         11.080407          12.624065         9,999,961.7509
01/01/2013 to 12/31/2013         12.624065          15.651096        10,020,906.3295
01/01/2014 to 04/25/2014         15.651096          15.580490                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.627388          13.190324           213,766.2941
01/01/2007 to 12/31/2007         13.190324          13.635141           221,264.4210
01/01/2008 to 12/31/2008         13.635141           8.424388           216,440.5197
01/01/2009 to 12/31/2009          8.424388          10.446974           190,401.0500
01/01/2010 to 12/31/2010         10.446974          11.779268           168,592.6342
01/01/2011 to 12/31/2011         11.779268          11.790488           177,264.0412
01/01/2012 to 12/31/2012         11.790488          13.401926           146,636.0088
01/01/2013 to 12/31/2013         13.401926          17.382241            96,688.3209
01/01/2014 to 12/31/2014         17.382241          19.360613           110,598.1876
01/01/2015 to 12/31/2015         19.360613          19.240792           117,904.1059
--------------------------       ---------          ---------        ---------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006         18.420972          21.120822             6,898.2604
01/01/2007 to 12/31/2007         21.120822          20.026565             6,180.9406
01/01/2008 to 12/31/2008         20.026565          12.115344            10,431.6315
01/01/2009 to 12/31/2009         12.115344          13.459989             5,834.8300
01/01/2010 to 12/31/2010         13.459989          16.081509             4,889.6614
01/01/2011 to 12/31/2011         16.081509          16.706638             4,359.9331
01/01/2012 to 12/31/2012         16.706638          18.052621             2,559.4623
01/01/2013 to 12/31/2013         18.052621          24.563132            61,532.2303
01/01/2014 to 12/31/2014         24.563132          24.112658            55,751.6903
01/01/2015 to 12/31/2015         24.112658          23.832007            42,427.8436
--------------------------       ---------          ---------        ---------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B)
AND
 BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         17.583892          19.845430             9,725.1508
01/01/2007 to 04/27/2007         19.845430          21.564278                 0.0000
--------------------------       ---------          ---------        ---------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.529364          15.537282           137,261.7284
01/01/2008 to 12/31/2008         15.537282           9.438452           122,521.4422
01/01/2009 to 12/31/2009          9.438452          12.709651           133,468.2100
01/01/2010 to 12/31/2010         12.709651          15.374940           133,230.1827
01/01/2011 to 12/31/2011         15.374940          14.340195           101,338.5884
01/01/2012 to 12/31/2012         14.340195          14.864760            84,563.8075
01/01/2013 to 04/26/2013         14.864760          16.109809                 0.0000
--------------------------       ---------          ---------        ---------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.552755          13.952471        439,265.1349
01/01/2007 to 12/31/2007         13.952471          15.000316        264,461.4917
01/01/2008 to 12/31/2008         15.000316           8.565889        235,877.1157
01/01/2009 to 12/31/2009          8.565889          12.063953        196,474.3600
01/01/2010 to 12/31/2010         12.063953          13.867398        197,226.7222
01/01/2011 to 12/31/2011         13.867398          13.472232        165,852.1545
01/01/2012 to 12/31/2012         13.472232          15.740985        147,469.2941
01/01/2013 to 12/31/2013         15.740985          21.507664        251,683.9892
01/01/2014 to 12/31/2014         21.507664          23.045926        246,563.2527
01/01/2015 to 12/31/2015         23.045926          25.076944        196,554.6495
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VIP GROWTH SUB-ACCOUNT
(SERVICE CLASS
 2))
01/01/2006 to 04/30/2006         11.901724          12.428190        470,788.2910
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
04/30/2007 to 12/31/2007         15.565882          15.987986              0.0000
01/01/2008 to 12/31/2008         15.987986          10.044058              0.0000
01/01/2009 to 12/31/2009         10.044058          13.743308              0.0000
01/01/2010 to 12/31/2010         13.743308          18.254617              0.0000
01/01/2011 to 12/31/2011         18.254617          18.292408              0.0000
01/01/2012 to 12/31/2012         18.292408          20.922771              0.0000
01/01/2013 to 12/31/2013         20.922771          29.780120              0.0000
01/01/2014 to 12/31/2014         29.780120          31.346995              0.0000
01/01/2015 to 12/31/2015         31.346995          31.700690              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A) (FORMERLY DWS VARIABLE SERIES II -
DWS SMALL
 CAP GROWTH VIP SUB-ACCOUNT (SERIES II))
01/01/2006 to 12/31/2006          9.458814           9.804220          3,858.0911
01/01/2007 to 04/27/2007          9.804220          10.497292              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.222221          14.512166         51,763.9701
01/01/2007 to 12/31/2007         14.512166          15.649804         44,635.1328
01/01/2008 to 12/31/2008         15.649804           9.812323         39,934.8018
01/01/2009 to 12/31/2009          9.812323          13.394095         39,050.9400
01/01/2010 to 12/31/2010         13.394095          17.759636         33,415.7570
01/01/2011 to 12/31/2011         17.759636          17.740102         33,114.5954
01/01/2012 to 12/31/2012         17.740102          20.244507         29,657.2940
01/01/2013 to 12/31/2013         20.244507          28.738078         23,834.4772
01/01/2014 to 12/31/2014         28.738078          30.176753         21,215.6751
01/01/2015 to 12/31/2015         30.176753          30.444669         19,697.5962
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         19.672551          20.305478           24,285.4613
01/01/2007 to 12/31/2007         20.305478          20.731972           21,314.2674
01/01/2008 to 12/31/2008         20.731972          17.304856           17,207.4943
01/01/2009 to 12/31/2009         17.304856          22.472961           12,661.3200
01/01/2010 to 12/31/2010         22.472961          24.883441            9,884.7482
01/01/2011 to 12/31/2011         24.883441          25.931410           11,094.4543
01/01/2012 to 12/31/2012         25.931410          28.413824           11,461.0308
01/01/2013 to 12/31/2013         28.413824          28.208143           10,129.5021
01/01/2014 to 12/31/2014         28.208143          29.243308           10,535.1894
01/01/2015 to 12/31/2015         29.243308          28.217470            9,810.2742
--------------------------       ---------          ---------           -----------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         12.847742          14.473087        1,782,337.8118
01/01/2007 to 12/31/2007         14.473087          14.880819        1,495,654.1766
01/01/2008 to 12/31/2008         14.880819           8.870125        1,234,431.6681
01/01/2009 to 12/31/2009          8.870125          11.513436        1,195,568.3200
01/01/2010 to 12/31/2010         11.513436          12.676051        1,115,707.0529
01/01/2011 to 12/31/2011         12.676051          11.959860        1,027,299.5651
01/01/2012 to 12/31/2012         11.959860          13.270583          935,096.9332
01/01/2013 to 12/31/2013         13.270583          17.447529          772,027.7312
01/01/2014 to 12/31/2014         17.447529          18.973811          645,530.0514
01/01/2015 to 12/31/2015         18.973811          19.105426          559,895.7047
--------------------------       ---------          ---------        --------------

PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2006 to 12/31/2006         12.950182          13.912621           64,547.8404
01/01/2007 to 12/31/2007         13.912621          14.178129           36,121.6125
01/01/2008 to 12/31/2008         14.178129          10.677524           32,164.1754
01/01/2009 to 12/31/2009         10.677524          14.746539           37,667.1000
01/01/2010 to 12/31/2010         14.746539          16.620034           29,989.7769
01/01/2011 to 12/31/2011         16.620034          16.911548           28,617.1458
01/01/2012 to 12/31/2012         16.911548          19.030767           28,823.0342
01/01/2013 to 12/31/2013         19.030767          19.812604           25,692.3110
01/01/2014 to 12/31/2014         19.812604          20.159409           21,098.4511
01/01/2015 to 12/31/2015         20.159409          19.522959           17,701.3400
--------------------------       ---------          ---------        --------------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2006 to 12/31/2006         12.009040          12.295196          114,992.1634
01/01/2007 to 12/31/2007         12.295196          12.997692          109,777.0478
01/01/2008 to 12/31/2008         12.997692          12.743783          102,277.4874
01/01/2009 to 12/31/2009         12.743783          14.219242           95,295.5800
01/01/2010 to 12/31/2010         14.219242          14.741016           94,650.3432
01/01/2011 to 12/31/2011         14.741016          14.675744           78,811.2102
01/01/2012 to 12/31/2012         14.675744          15.294408           77,790.4993
01/01/2013 to 12/31/2013         15.294408          15.038802           70,814.8149
01/01/2014 to 12/31/2014         15.038802          14.933560           67,079.4309
01/01/2015 to 12/31/2015         14.933560          14.750015           64,261.6378
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2006 to 12/31/2006          9.081567          10.274596          2,922.1691
01/01/2007 to 12/31/2007         10.274596          10.809378          2,418.9539
01/01/2008 to 12/31/2008         10.809378           6.105623          2,139.2563
01/01/2009 to 07/17/2009          6.105623           6.068471              0.0000
--------------------------       ---------          ---------          ----------

PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
09/27/2010 to 12/31/2010         11.280565          12.772985              0.0000
01/01/2011 to 12/31/2011         12.772985          11.937626            198.0970
01/01/2012 to 12/31/2012         11.937626          13.722915            197.2608
01/01/2013 to 12/31/2013         13.722915          18.435675            555.5427
01/01/2014 to 12/31/2014         18.435675          20.600787            195.7128
01/01/2015 to 12/31/2015         20.600787          20.225150            194.9053
--------------------------       ---------          ---------          ----------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT
(CLASS IB))
01/01/2006 to 12/31/2006         12.737341          13.225713          3,019.0467
01/01/2007 to 12/31/2007         13.225713          13.517219              0.0000
01/01/2008 to 12/31/2008         13.517219           7.247051              0.0000
01/01/2009 to 12/31/2009          7.247051           9.900467              0.0000
01/01/2010 to 09/24/2010          9.900467          11.319005              0.0000

CLASS AA




                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2006 to 12/31/2006      14.207240          17.921227            50,790.8117
01/01/2007 to 12/31/2007      17.921227          20.214957            36,880.8166
01/01/2008 to 12/31/2008      20.214957          11.857530            29,471.1785
01/01/2009 to 12/31/2009      11.857530          15.774029            19,369.0000
01/01/2010 to 12/31/2010      15.774029          17.511963            14,011.0783
01/01/2011 to 12/31/2011      17.511963          16.064605            13,543.8777
01/01/2012 to 12/31/2012      16.064605          18.254602            12,162.0005
01/01/2013 to 12/31/2013      18.254602          21.370000             9,093.5691
01/01/2014 to 12/31/2014      21.370000          21.089918             8,808.5184
01/01/2015 to 12/31/2015      21.089918          20.258610             7,479.1686
--------------------------    ---------          ---------            -----------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-
 ACCOUNT (SERIES II))
01/01/2006 to 12/31/2006      14.068404          17.697268            73,302.3844
01/01/2007 to 12/31/2007      17.697268          19.914851            53,030.3550
01/01/2008 to 12/31/2008      19.914851          11.648988            27,488.8165
01/01/2009 to 12/31/2009      11.648988          15.458740            29,294.3300
01/01/2010 to 12/31/2010      15.458740          17.123148            33,580.8300
01/01/2011 to 12/31/2011      17.123148          15.665702            28,467.8445
01/01/2012 to 12/31/2012      15.665702          17.758529            26,998.7056
01/01/2013 to 12/31/2013      17.758529          20.737577            30,257.4562
01/01/2014 to 12/31/2014      20.737577          20.416509            37,864.9199
01/01/2015 to 12/31/2015      20.416509          19.557022            38,719.0826
--------------------------    ---------          ---------            -----------

DEUTSCHE VARIABLE SERIES II
DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006      13.452082          13.783408             7,236.5885
01/01/2007 to 12/31/2007      13.783408          14.363468             6,263.1676
01/01/2008 to 12/31/2008      14.363468          14.825033             5,500.6087
01/01/2009 to 12/31/2009      14.825033          15.760454             4,675.2700
01/01/2010 to 12/31/2010      15.760454          16.527907             4,880.6282
01/01/2011 to 12/31/2011      16.527907          17.471830             2,717.5078
01/01/2012 to 12/31/2012      17.471830          17.687054             2,525.8879
01/01/2013 to 12/31/2013      17.687054          16.868091             1,069.3763
01/01/2014 to 12/31/2014      16.868091          17.470419             1,051.5355
01/01/2015 to 12/31/2015      17.470419          17.180278               586.4849
--------------------------    ---------          ---------            -----------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2006 to 12/31/2006         13.172154          15.539467        103,197.5894
01/01/2007 to 12/31/2007         15.539467          15.478270         89,206.9095
01/01/2008 to 12/31/2008         15.478270           8.706088         59,696.4490
01/01/2009 to 12/31/2009          8.706088          11.122735         55,908.4700
01/01/2010 to 12/31/2010         11.122735          12.572917         47,180.2091
01/01/2011 to 12/31/2011         12.572917          12.448567         39,894.4089
01/01/2012 to 12/31/2012         12.448567          14.332044         50,788.7440
01/01/2013 to 12/31/2013         14.332044          18.020599         56,188.0136
01/01/2014 to 12/31/2014         18.020599          19.228759         61,525.9728
01/01/2015 to 12/31/2015         19.228759          18.112404         53,446.2924
--------------------------       ---------          ---------        ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2006 to 12/31/2006         11.716144          13.996535        522,118.4870
01/01/2007 to 12/31/2007         13.996535          15.894176        307,514.3107
01/01/2008 to 12/31/2008         15.894176           9.320644        240,638.8416
01/01/2009 to 12/31/2009          9.320644          12.564228        247,392.2000
01/01/2010 to 12/31/2010         12.564228          13.397728        250,146.9904
01/01/2011 to 12/31/2011         13.397728          11.777274        200,705.6958
01/01/2012 to 12/31/2012         11.777274          13.695616        185,396.1462
01/01/2013 to 12/31/2013         13.695616          16.566096        177,717.7887
01/01/2014 to 12/31/2014         16.566096          14.480996        166,212.3351
01/01/2015 to 12/31/2015         14.480996          13.319135        165,532.6871
--------------------------       ---------          ---------        ------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.193556          10.523925         23,150.1404
01/01/2013 to 12/31/2013         10.523925          11.505530         36,296.3676
01/01/2014 to 12/31/2014         11.505530          12.148862         38,075.9934
01/01/2015 to 12/31/2015         12.148862          12.019266         29,361.1518
--------------------------       ---------          ---------        ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996816           1.038614              0.0000
01/01/2015 to 12/31/2015          1.038614           1.011568              0.0000
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.035907           6.999592        262,018.3370
01/01/2009 to 12/31/2009          6.999592           8.904173        293,594.3300
01/01/2010 to 12/31/2010          8.904173           9.823637        437,715.0320
01/01/2011 to 12/31/2011          9.823637           9.457635        619,858.7223
01/01/2012 to 12/31/2012          9.457635          10.560561        527,047.5359
01/01/2013 to 12/31/2013         10.560561          12.312852        466,188.9874
01/01/2014 to 12/31/2014         12.312852          12.843992        437,931.4081
01/01/2015 to 12/31/2015         12.843992          12.544662        284,954.3788
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.441263           6.348852        301,878.8158
01/01/2009 to 12/31/2009          6.348852           8.370726        348,859.9500
01/01/2010 to 12/31/2010          8.370726           9.343994        362,485.6331
01/01/2011 to 12/31/2011          9.343994           8.756372        392,835.4769
01/01/2012 to 12/31/2012          8.756372          10.003997        364,710.5667
01/01/2013 to 12/31/2013         10.003997          12.311051        282,300.6189
01/01/2014 to 12/31/2014         12.311051          12.883114        326,789.5242
01/01/2015 to 12/31/2015         12.883114          12.576505        281,746.2743
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.640462           7.672156        185,062.7327
01/01/2009 to 12/31/2009          7.672156           9.312251        227,932.0100
01/01/2010 to 12/31/2010          9.312251          10.067374        281,795.4560
01/01/2011 to 12/31/2011         10.067374           9.921913        303,799.5328
01/01/2012 to 12/31/2012          9.921913          10.816479        310,701.3148
01/01/2013 to 12/31/2013         10.816479          12.078006        130,408.4905
01/01/2014 to 12/31/2014         12.078006          12.604410        120,193.7737
01/01/2015 to 12/31/2015         12.604410          12.308127        100,673.4690
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.124600          11.511758         50,000.7473
01/01/2013 to 12/31/2013         11.511758          10.939356         48,950.7582
01/01/2014 to 12/31/2014         10.939356          11.190495         39,458.9681
01/01/2015 to 12/31/2015         11.190495           9.953575         30,963.8497
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.949122          10.254082         40,627.4999
01/01/2013 to 12/31/2013         10.254082          11.126036         98,345.1228
01/01/2014 to 12/31/2014         11.126036          11.591394         97,126.7225
01/01/2015 to 12/31/2015         11.591394          11.389303         87,315.7295
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.277527          19.322711        431,641.1974
01/01/2007 to 12/31/2007         19.322711          16.152793        318,515.9311
01/01/2008 to 12/31/2008         16.152793           9.266596        283,983.2311
01/01/2009 to 12/31/2009          9.266596          12.280998        264,500.0400
01/01/2010 to 12/31/2010         12.280998          14.025858        235,103.1539
01/01/2011 to 12/31/2011         14.025858          13.026028        215,937.4181
01/01/2012 to 12/31/2012         13.026028          16.141583        204,531.3882
01/01/2013 to 12/31/2013         16.141583          16.440377        185,105.4259
01/01/2014 to 12/31/2014         16.440377          18.316874        172,852.7576
01/01/2015 to 12/31/2015         18.316874          17.764593        156,830.1865
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          7.943847           7.678353       1,645,430.2590
01/01/2007 to 12/31/2007          7.678353           7.723216       1,432,771.5576
01/01/2008 to 12/31/2008          7.723216           4.629841       1,260,423.9006
01/01/2009 to 12/31/2009          4.629841           6.055174       1,124,474.5500
01/01/2010 to 12/31/2010          6.055174           7.372926         962,269.7439
01/01/2011 to 12/31/2011          7.372926           7.488041         959,691.6583
01/01/2012 to 12/31/2012          7.488041           8.727953         829,658.2845
01/01/2013 to 12/31/2013          8.727953          12.500172         705,742.6383
01/01/2014 to 12/31/2014         12.500172          14.618625         624,157.2520
01/01/2015 to 12/31/2015         14.618625          13.798955         562,161.4499
--------------------------       ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON CLEARBRIDGE
AGGRESSIVE
 GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
01/01/2006 to 04/30/2006         11.370986          11.874667         267,085.5308
--------------------------       ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
05/01/2006 to 12/31/2006         10.404063          11.135542         274,472.5365
01/01/2007 to 12/31/2007         11.135542          10.305387         214,294.0251
01/01/2008 to 12/31/2008         10.305387           4.600138         213,641.6730
01/01/2009 to 12/31/2009          4.600138           6.242944         197,464.6700
01/01/2010 to 12/31/2010          6.242944           6.591246         197,210.7906
01/01/2011 to 04/29/2011          6.591246           7.002829               0.0000
--------------------------       ---------          ---------       --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010672           1.046190         669,786.3310
01/01/2013 to 12/31/2013          1.046190           1.048221         504,790.7826
01/01/2014 to 12/31/2014          1.048221           1.088609         425,075.7141
01/01/2015 to 12/31/2015          1.088609           1.025766         332,709.3010
--------------------------       ---------          ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.458340          11.939126         432,481.7855
01/01/2007 to 12/31/2007         11.939126          11.450048         396,995.8450
01/01/2008 to 12/31/2008         11.450048           7.217589         344,939.7706
01/01/2009 to 12/31/2009          7.217589           8.987134         353,692.5800
01/01/2010 to 12/31/2010          8.987134          10.155246         335,469.3959
01/01/2011 to 12/31/2011         10.155246           9.843209         308,485.8477
01/01/2012 to 12/31/2012          9.843209          11.474433         247,968.6637
01/01/2013 to 12/31/2013         11.474433          15.281396         261,124.0450
01/01/2014 to 12/31/2014         15.281396          16.431078         233,052.5696
01/01/2015 to 12/31/2015         16.431078          15.197128         211,879.3213
--------------------------       ---------          ---------       --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         24.956952          27.616698         74,991.5946
01/01/2007 to 12/31/2007         27.616698          27.406091         59,908.4972
01/01/2008 to 12/31/2008         27.406091          16.535340         50,553.2354
01/01/2009 to 12/31/2009         16.535340          20.633495         49,173.8200
01/01/2010 to 12/31/2010         20.633495          25.541466         42,359.7678
01/01/2011 to 12/31/2011         25.541466          24.254762         36,917.9096
01/01/2012 to 12/31/2012         24.254762          27.433033         35,246.4689
01/01/2013 to 12/31/2013         27.433033          35.248506         31,234.9308
01/01/2014 to 12/31/2014         35.248506          38.124224         29,147.0390
01/01/2015 to 12/31/2015         38.124224          34.216595         26,204.8429
--------------------------       ---------          ---------         -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         24.975286          27.558940        756,528.8061
01/01/2007 to 12/31/2007         27.558940          27.268055        637,582.4729
01/01/2008 to 12/31/2008         27.268055          16.420585        538,320.0572
01/01/2009 to 12/31/2009         16.420585          20.437665        503,551.7800
01/01/2010 to 12/31/2010         20.437665          25.235389        433,568.9390
01/01/2011 to 12/31/2011         25.235389          23.905232        376,060.7178
01/01/2012 to 12/31/2012         23.905232          26.967694        331,954.8656
01/01/2013 to 12/31/2013         26.967694          34.565396        282,119.9241
01/01/2014 to 12/31/2014         34.565396          37.278435        247,815.7705
01/01/2015 to 12/31/2015         37.278435          33.375015        226,914.5606
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.863783          14.448465        777,132.0016
01/01/2007 to 12/31/2007         14.448465          15.784081        623,331.2147
01/01/2008 to 12/31/2008         15.784081           9.512270        522,091.2710
01/01/2009 to 12/31/2009          9.512270          12.520996        494,629.7400
01/01/2010 to 12/31/2010         12.520996          15.540993        430,112.0260
01/01/2011 to 12/31/2011         15.540993          15.121905        381,242.4072
01/01/2012 to 12/31/2012         15.121905          17.584715        319,962.5374
01/01/2013 to 12/31/2013         17.584715          24.246340        283,830.4420
01/01/2014 to 12/31/2014         24.246340          25.736259        263,370.8828
01/01/2015 to 12/31/2015         25.736259          24.882250        235,110.7350
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012726           1.048233        253,930.9724
01/01/2013 to 12/31/2013          1.048233           1.144363        340,694.7303
01/01/2014 to 12/31/2014          1.144363           1.204158        373,318.1139
01/01/2015 to 12/31/2015          1.204158           1.195044        364,349.3775
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         16.984334          18.270268           22,350.7028
01/01/2007 to 12/31/2007         18.270268          19.200437           19,911.6651
01/01/2008 to 12/31/2008         19.200437          15.410505           13,362.8786
01/01/2009 to 12/31/2009         15.410505          20.785684           11,310.6300
01/01/2010 to 12/31/2010         20.785684          23.139782            9,363.8038
01/01/2011 to 12/31/2011         23.139782          23.860480            9,263.6296
01/01/2012 to 12/31/2012         23.860480          26.564177            8,685.1997
01/01/2013 to 12/31/2013         26.564177          28.263867            8,588.0626
01/01/2014 to 12/31/2014         28.263867          29.224896            8,467.0881
01/01/2015 to 12/31/2015         29.224896          28.207683            8,086.0582
--------------------------       ---------          ---------           -----------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.986823          18.238141        1,217,495.8032
01/01/2007 to 12/31/2007         18.238141          19.113056        1,099,384.7378
01/01/2008 to 12/31/2008         19.113056          15.302076          875,259.1147
01/01/2009 to 12/31/2009         15.302076          20.586701          788,356.3700
01/01/2010 to 12/31/2010         20.586701          22.875466          714,241.2804
01/01/2011 to 12/31/2011         22.875466          23.505333          631,248.8694
01/01/2012 to 12/31/2012         23.505333          26.111964          576,708.8517
01/01/2013 to 12/31/2013         26.111964          27.734056          500,702.0517
01/01/2014 to 12/31/2014         27.734056          28.597570          459,829.4242
01/01/2015 to 12/31/2015         28.597570          27.517908          411,473.2304
--------------------------       ---------          ---------        --------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987741           9.750493          100,515.5377
01/01/2012 to 12/31/2012          9.750493          10.011875           99,181.1616
01/01/2013 to 12/31/2013         10.011875           9.962344          129,648.9158
01/01/2014 to 12/31/2014          9.962344           9.902968          132,106.8158
01/01/2015 to 12/31/2015          9.902968           9.680273          191,841.6085
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.744779           7.642126        1,877,780.8910
01/01/2009 to 12/31/2009          7.642126           9.971104        1,805,575.4300
01/01/2010 to 12/31/2010          9.971104          11.426466        1,703,935.3171
01/01/2011 to 12/31/2011         11.426466          10.590647        1,475,021.8225
01/01/2012 to 12/31/2012         10.590647          12.160401        1,278,085.9257
01/01/2013 to 12/31/2013         12.160401          15.490933        1,155,739.8757
01/01/2014 to 12/31/2014         15.490933          16.012798        1,011,415.4208
01/01/2015 to 12/31/2015         16.012798          15.434431          908,458.2839
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE AGGRESSIVE STRATEGY
SUB-ACCOUNT
 (CLASS B))
11/01/2006 to 12/31/2006          9.930000          10.310734          619,084.2645
01/01/2007 to 12/31/2007         10.310734          11.032615        1,742,070.9617
01/01/2008 to 11/07/2008         11.032615           6.676587                0.0000
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.976006          10.421339         59,460.1030
01/01/2013 to 12/31/2013         10.421339          11.723002        112,796.5477
01/01/2014 to 12/31/2014         11.723002          12.643725        123,840.1809
01/01/2015 to 12/31/2015         12.643725          11.928444        194,041.3172
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078419           1.125733        129,725.2076
01/01/2014 to 12/31/2014          1.125733           1.209859        137,530.2281
01/01/2015 to 12/31/2015          1.209859           1.175638        480,043.6599
--------------------------       ---------          ---------        ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         17.864943          19.925290          6,111.0118
01/01/2007 to 12/31/2007         19.925290          19.049914          5,605.2946
01/01/2008 to 12/31/2008         19.049914          13.174208          2,549.2727
01/01/2009 to 12/31/2009         13.174208          16.433678            958.7000
01/01/2010 to 12/31/2010         16.433678          19.421587            968.3948
01/01/2011 to 12/31/2011         19.421587          17.442776            957.9818
01/01/2012 to 12/31/2012         17.442776          20.291332            967.7296
01/01/2013 to 12/31/2013         20.291332          26.508691            242.5867
01/01/2014 to 12/31/2014         26.508691          26.587141            254.8198
01/01/2015 to 12/31/2015         26.587141          24.790691            252.0014
--------------------------       ---------          ---------        ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.160130          17.983664        622,328.8281
01/01/2007 to 12/31/2007         17.983664          17.153385        554,229.9754
01/01/2008 to 12/31/2008         17.153385          11.840161        453,622.6730
01/01/2009 to 12/31/2009         11.840161          14.726955        437,967.3100
01/01/2010 to 12/31/2010         14.726955          17.368472        409,640.4970
01/01/2011 to 12/31/2011         17.368472          15.549747        357,783.6433
01/01/2012 to 12/31/2012         15.549747          18.044960        288,839.3804
01/01/2013 to 12/31/2013         18.044960          23.509085        255,435.4932
01/01/2014 to 12/31/2014         23.509085          23.521029        222,151.9762
01/01/2015 to 12/31/2015         23.521029          21.884772        203,065.6229
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.426056           6.148147        299,044.2081
01/01/2009 to 12/31/2009          6.148147          10.217171        519,731.2100
01/01/2010 to 12/31/2010         10.217171          12.427597        536,022.3710
01/01/2011 to 12/31/2011         12.427597           9.938069        323,403.4527
01/01/2012 to 12/31/2012          9.938069          11.621652        288,183.6798
01/01/2013 to 12/31/2013         11.621652          10.862041        274,993.3699
01/01/2014 to 12/31/2014         10.862041           9.987536        275,583.2739
01/01/2015 to 12/31/2015          9.987536           8.467047        266,437.2249
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
VARIABLE INSURANCE
 PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2))
01/01/2006 to 12/31/2006         15.828910          19.944302          293,553.0337
01/01/2007 to 12/31/2007         19.944302          25.262878          192,494.2104
01/01/2008 to 04/25/2008         25.262878          22.978574                0.0000
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         12.817041          16.000859            4,278.6032
01/01/2007 to 12/31/2007         16.000859          17.878636            3,667.9659
01/01/2008 to 12/31/2008         17.878636          10.154203              790.5610
01/01/2009 to 12/31/2009         10.154203          13.177333              767.3300
01/01/2010 to 12/31/2010         13.177333          14.472429              561.3400
01/01/2011 to 12/31/2011         14.472429          12.750029              567.7788
01/01/2012 to 12/31/2012         12.750029          14.668744              602.7540
01/01/2013 to 12/31/2013         14.668744          17.253741              603.7106
01/01/2014 to 12/31/2014         17.253741          15.828216              599.1843
01/01/2015 to 12/31/2015         15.828216          15.336170              600.7178
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.698204          15.829203        1,407,133.1390
01/01/2007 to 12/31/2007         15.829203          17.646923        1,169,698.7894
01/01/2008 to 12/31/2008         17.646923          10.008772          996,440.7431
01/01/2009 to 12/31/2009         10.008772          12.959129          923,468.7600
01/01/2010 to 12/31/2010         12.959129          14.208054          879,181.4989
01/01/2011 to 12/31/2011         14.208054          12.484782          811,492.2697
01/01/2012 to 12/31/2012         12.484782          14.338294          687,157.9602
01/01/2013 to 12/31/2013         14.338294          16.822371          610,656.1413
01/01/2014 to 12/31/2014         16.822371          15.397104          578,378.3784
01/01/2015 to 12/31/2015         15.397104          14.876468          518,716.6335
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS
 B) AND BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006          9.940352          10.596585          294,259.9442
01/01/2007 to 12/31/2007         10.596585          12.869538          259,720.8437
01/01/2008 to 12/31/2008         12.869538           6.740158          216,898.3079
01/01/2009 to 12/31/2009          6.740158          10.426948          204,011.0200
01/01/2010 to 12/31/2010         10.426948          13.547381          226,159.9724
01/01/2011 to 12/31/2011         13.547381          12.403682          192,479.8321
01/01/2012 to 12/31/2012         12.403682          13.332013          172,098.7118
01/01/2013 to 12/31/2013         13.332013          18.231471          154,467.2395
01/01/2014 to 12/31/2014         18.231471          18.114972          135,975.3189
01/01/2015 to 12/31/2015         18.114972          16.923516          124,559.8235
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999774           1.033802                0.0000
01/01/2015 to 12/31/2015          1.033802           0.961188                0.0000
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.045993          12.384722       2,757,324.6750
01/01/2007 to 12/31/2007         12.384722          13.102425       2,253,473.7136
01/01/2008 to 12/31/2008         13.102425          12.940264       2,302,653.2914
01/01/2009 to 12/31/2009         12.940264          15.023346       1,996,167.5900
01/01/2010 to 12/31/2010         15.023346          15.984943       1,878,577.1860
01/01/2011 to 12/31/2011         15.984943          16.222440       1,653,302.6824
01/01/2012 to 12/31/2012         16.222440          17.434855       1,568,092.3363
01/01/2013 to 12/31/2013         17.434855          16.821055       1,338,467.6090
01/01/2014 to 12/31/2014         16.821055          17.239364       1,249,745.7591
01/01/2015 to 12/31/2015         17.239364          16.958101       1,139,096.3594
--------------------------       ---------          ---------       --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT
(ADMINISTRATIVE
 CLASS))
01/01/2006 to 12/31/2006         13.220032          13.505156         302,257.5079
01/01/2007 to 12/31/2007         13.505156          14.446339         243,062.7124
01/01/2008 to 12/31/2008         14.446339          14.890614         149,351.8435
01/01/2009 to 05/01/2009         14.890614          15.382678               0.0000
--------------------------       ---------          ---------       --------------

PIONEER FUND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         12.896490          15.784564         219,658.7200
01/01/2010 to 12/31/2010         15.784564          17.999926         193,556.9963
01/01/2011 to 12/31/2011         17.999926          16.843308         179,021.9674
01/01/2012 to 12/31/2012         16.843308          18.285402         168,066.6978
01/01/2013 to 12/31/2013         18.285402          23.870178         154,882.1120
01/01/2014 to 12/31/2014         23.870178          26.046242         145,909.0723
01/01/2015 to 12/31/2015         26.046242          25.555785         136,590.1299
--------------------------       ---------          ---------       --------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
01/01/2006 to 12/31/2006         11.042024          12.240458         256,459.4396
01/01/2007 to 04/27/2007         12.240458          12.938045               0.0000
--------------------------       ---------          ---------       --------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S.
 EQUITY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.739347          12.683378         447,355.9250
01/01/2007 to 12/31/2007         12.683378          12.434415         656,291.1625
01/01/2008 to 12/31/2008         12.434415           7.288546         568,911.4393
01/01/2009 to 05/01/2009          7.288546           7.200696               0.0000
--------------------------       ---------          ---------       --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.745460          10.893314           4,955.6568
01/01/2013 to 12/31/2013         10.893314          10.230778           3,513.9544
01/01/2014 to 12/31/2014         10.230778          10.823809           3,495.1243
01/01/2015 to 12/31/2015         10.823809          10.692470           4,064.0709
--------------------------       ---------          ---------       --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215398          10.734370         21,814.0123
01/01/2014 to 12/31/2014         10.734370          11.471089         32,324.1856
01/01/2015 to 12/31/2015         11.471089          11.142169         47,549.7013
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010704           1.066315        298,319.2848
01/01/2013 to 12/31/2013          1.066315           1.154916        156,767.4677
01/01/2014 to 12/31/2014          1.154916           1.223934        150,451.6988
01/01/2015 to 12/31/2015          1.223934           1.193322        136,253.4070
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS
B))
01/01/2006 to 12/31/2006         10.123720          11.126248        240,308.1896
01/01/2007 to 12/31/2007         11.126248          11.534018        516,594.7209
01/01/2008 to 12/31/2008         11.534018           8.501714        544,323.5877
01/01/2009 to 12/31/2009          8.501714          10.443805        516,278.8100
01/01/2010 to 12/31/2010         10.443805          11.530272        560,562.2840
01/01/2011 to 12/31/2011         11.530272          11.462321        522,587.2322
01/01/2012 to 12/31/2012         11.462321          12.721967        482,602.3095
01/01/2013 to 12/31/2013         12.721967          14.132010        467,216.0600
01/01/2014 to 12/31/2014         14.132010          14.708639        406,843.8429
01/01/2015 to 12/31/2015         14.708639          14.183895        353,688.4821
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
AND BEFORE
 THAT CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.161869          11.380262        149,556.1052
01/01/2007 to 12/31/2007         11.380262          11.821958        212,240.7929
01/01/2008 to 12/31/2008         11.821958           7.794369        186,950.0474
01/01/2009 to 12/31/2009          7.794369           9.897797        178,465.8900
01/01/2010 to 12/31/2010          9.897797          11.113919        177,524.2555
01/01/2011 to 12/31/2011         11.113919          10.699652        153,429.2823
01/01/2012 to 12/31/2012         10.699652          12.105646        145,000.0383
01/01/2013 to 12/31/2013         12.105646          14.059551        142,856.3683
01/01/2014 to 12/31/2014         14.059551          14.573355        138,199.5291
01/01/2015 to 12/31/2015         14.573355          14.003571        131,576.0840
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         47.309714          54.926993        158,234.1416
01/01/2007 to 12/31/2007         54.926993          56.191616        131,311.4828
01/01/2008 to 12/31/2008         56.191616          35.265632        108,537.9079
01/01/2009 to 12/31/2009         35.265632          41.166141        102,178.2400
01/01/2010 to 12/31/2010         41.166141          47.509158         92,859.0254
01/01/2011 to 12/31/2011         47.509158          44.972368         81,906.1511
01/01/2012 to 12/31/2012         44.972368          52.315042         73,267.2927
01/01/2013 to 12/31/2013         52.315042          69.001742         61,927.3592
01/01/2014 to 12/31/2014         69.001742          77.080006         57,354.4721
01/01/2015 to 12/31/2015         77.080006          73.307050         50,484.2551
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         48.215337          55.863563        1,186,099.7281
01/01/2007 to 12/31/2007         55.863563          56.989263        1,028,082.7548
01/01/2008 to 12/31/2008         56.989263          35.688706          874,903.2880
01/01/2009 to 12/31/2009         35.688706          41.561455          782,558.3000
01/01/2010 to 12/31/2010         41.561455          47.839303          706,253.3098
01/01/2011 to 12/31/2011         47.839303          45.170832          618,072.9799
01/01/2012 to 12/31/2012         45.170832          52.415371          547,941.5018
01/01/2013 to 12/31/2013         52.415371          68.971868          468,775.4611
01/01/2014 to 12/31/2014         68.971868          76.853157          420,126.1036
01/01/2015 to 12/31/2015         76.853157          72.884627          373,849.2811
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-
 ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2006 to 12/31/2006         12.653328          14.427259           39,337.2097
01/01/2007 to 12/31/2007         14.427259          13.332933           35,811.4851
01/01/2008 to 12/31/2008         13.332933           8.039124           39,496.6097
01/01/2009 to 12/31/2009          8.039124          10.264969           31,285.0300
01/01/2010 to 04/30/2010         10.264969          10.957935                0.0000
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006          8.048401           8.436668          323,670.0621
01/01/2007 to 12/31/2007          8.436668           9.779413          252,933.1013
01/01/2008 to 12/31/2008          9.779413           5.807257          203,697.7265
01/01/2009 to 12/31/2009          5.807257           8.331240          180,801.6200
01/01/2010 to 12/31/2010          8.331240          10.495637          153,989.1572
01/01/2011 to 12/31/2011         10.495637          10.179898          133,379.7981
01/01/2012 to 12/31/2012         10.179898          11.407135          122,650.1921
01/01/2013 to 12/31/2013         11.407135          15.367744          107,608.4321
01/01/2014 to 12/31/2014         15.367744          17.087623           98,692.1323
01/01/2015 to 12/31/2015         17.087623          17.963617           78,225.1723
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          7.947436           8.299611        1,550,251.7051
01/01/2007 to 12/31/2007          8.299611           9.602874        1,137,931.2798
01/01/2008 to 12/31/2008          9.602874           5.690788          981,243.9270
01/01/2009 to 12/31/2009          5.690788           8.143047          927,101.2300
01/01/2010 to 12/31/2010          8.143047          10.227279          837,820.2088
01/01/2011 to 12/31/2011         10.227279           9.894490          733,821.4112
01/01/2012 to 12/31/2012          9.894490          11.063337          658,232.3926
01/01/2013 to 12/31/2013         11.063337          14.862995          606,844.5772
01/01/2014 to 12/31/2014         14.862995          16.487394          542,874.2550
01/01/2015 to 12/31/2015         16.487394          17.299874          505,163.8054
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.914945          19.338940         40,980.3165
01/01/2007 to 12/31/2007         19.338940          20.936031         35,723.1353
01/01/2008 to 12/31/2008         20.936031          11.481951         33,675.4969
01/01/2009 to 12/31/2009         11.481951          13.765846         44,030.8400
01/01/2010 to 12/31/2010         13.765846          14.469721         40,591.6019
01/01/2011 to 12/31/2011         14.469721          11.367781         41,896.5184
01/01/2012 to 12/31/2012         11.367781          13.346288         39,155.2083
01/01/2013 to 12/31/2013         13.346288          15.115190         61,158.8364
01/01/2014 to 12/31/2014         15.115190          14.370740         56,692.1644
01/01/2015 to 12/31/2015         14.370740          13.828798         55,883.9822
--------------------------       ---------          ---------         -----------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         42.731058          43.772618         89,526.7024
01/01/2007 to 12/31/2007         43.772618          45.645270         36,456.1555
01/01/2008 to 12/31/2008         45.645270          43.250853         29,661.1502
01/01/2009 to 12/31/2009         43.250853          46.450072         32,262.9300
01/01/2010 to 12/31/2010         46.450072          49.376805         35,378.6806
01/01/2011 to 12/31/2011         49.376805          51.632937         32,925.3476
01/01/2012 to 12/31/2012         51.632937          54.481531         31,458.1362
01/01/2013 to 12/31/2013         54.481531          53.049924         30,186.1530
01/01/2014 to 12/31/2014         53.049924          55.735312         32,459.0448
01/01/2015 to 12/31/2015         55.735312          55.010026         34,710.0384
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.705852          10.960381         55,634.4600
01/01/2010 to 12/31/2010         10.960381          12.917949         54,656.9177
01/01/2011 to 12/31/2011         12.917949          11.570182         44,822.6028
01/01/2012 to 12/31/2012         11.570182          13.015476         41,808.4431
01/01/2013 to 12/31/2013         13.015476          17.183484         29,276.8822
01/01/2014 to 12/31/2014         17.183484          18.406213         27,631.3870
01/01/2015 to 12/31/2015         18.406213          19.241812         27,571.9499
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
05/01/2006 to 12/31/2006         14.550900          14.361373              0.0000
01/01/2007 to 12/31/2007         14.361373          15.808790         80,909.9467
01/01/2008 to 12/31/2008         15.808790           8.918631         57,985.6124
01/01/2009 to 05/01/2009          8.918631           8.475329              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/
 AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
04/30/2007 to 12/31/2007         14.869055          15.514252         11,524.1754
01/01/2008 to 12/31/2008         15.514252           8.740830          8,953.9659
01/01/2009 to 05/01/2009          8.740830           8.301682              0.0000
--------------------------       ---------          ---------         -----------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/
 AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), AND BEFORE THAT AIM VARIABLE INSURANCE
FUNDS - AIM
 V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
01/01/2006 to 12/31/2006         11.776177          12.285730           13,899.8899
01/01/2007 to 04/27/2007         12.285730          13.092370                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          9.947469          10.230456          815,314.8727
01/01/2007 to 12/31/2007         10.230456          10.546583        1,101,164.9748
01/01/2008 to 12/31/2008         10.546583          10.643155        2,065,900.1899
01/01/2009 to 12/31/2009         10.643155          10.495489        1,339,906.8000
01/01/2010 to 12/31/2010         10.495489          10.323729          945,606.6072
01/01/2011 to 12/31/2011         10.323729          10.155238        1,214,459.0350
01/01/2012 to 12/31/2012         10.155238           9.988143          892,305.6608
01/01/2013 to 12/31/2013          9.988143           9.824685          577,217.0945
01/01/2014 to 12/31/2014          9.824685           9.663903          522,085.6698
01/01/2015 to 12/31/2015          9.663903           9.505751          508,022.1074
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.625804          11.724679          814,130.3729
01/01/2007 to 12/31/2007         11.724679          12.845133          619,641.8715
01/01/2008 to 12/31/2008         12.845133           8.016809          518,219.3982
01/01/2009 to 12/31/2009          8.016809          11.005433          473,899.6900
01/01/2010 to 12/31/2010         11.005433          12.050186          439,530.2279
01/01/2011 to 12/31/2011         12.050186          11.879673          423,084.2173
01/01/2012 to 12/31/2012         11.879673          13.502034          844,344.0528
01/01/2013 to 12/31/2013         13.502034          18.159587          715,700.7992
01/01/2014 to 12/31/2014         18.159587          19.424182          629,057.1084
01/01/2015 to 12/31/2015         19.424182          21.120038          531,096.6574
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.526290           9.025889        1,813,925.7357
01/01/2007 to 12/31/2007          9.025889          10.145899        1,461,057.7979
01/01/2008 to 12/31/2008         10.145899           5.394779        1,270,776.6208
01/01/2009 to 12/31/2009          5.394779           7.625579        1,157,954.3500
01/01/2010 to 12/31/2010          7.625579           8.205676        1,050,571.2522
01/01/2011 to 12/31/2011          8.205676           7.960229          875,468.2427
01/01/2012 to 04/27/2012          7.960229           8.947945                0.0000
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH
 SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006          9.925888          10.712919          247,852.9500
01/01/2007 to 12/31/2007         10.712919          10.991307          111,440.0886
01/01/2008 to 12/31/2008         10.991307           6.344902           98,039.8458
01/01/2009 to 12/31/2009          6.344902           8.093167           99,092.4000
01/01/2010 to 12/31/2010          8.093167          10.456325           86,541.6251
01/01/2011 to 12/31/2011         10.456325          10.567916           72,171.0379
01/01/2012 to 12/31/2012         10.567916          11.526436           64,952.5098
01/01/2013 to 12/31/2013         11.526436          16.823153           59,231.6614
01/01/2014 to 12/31/2014         16.823153          16.702489           51,786.9038
01/01/2015 to 12/31/2015         16.702489          16.663624           46,596.3870
--------------------------       ---------          ---------          ------------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE FUNDS
- AIM V.I.
 CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I))
01/01/2006 to 12/31/2006         11.880570          12.422921          105,707.2667
01/01/2007 to 04/27/2007         12.422921          13.251701                0.0000
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.636606          13.883247           14,939.6581
01/01/2015 to 12/31/2015         13.883247          13.576085           42,547.6687
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.227798          14.601206        2,582,265.6023
01/01/2015 to 12/31/2015         14.601206          14.208099        2,223,065.3880
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.594511          11.099798          639,937.3383
01/01/2007 to 12/31/2007         11.099798          11.563424          812,162.4307
01/01/2008 to 12/31/2008         11.563424           9.024871        1,089,549.2684
01/01/2009 to 12/31/2009          9.024871          10.910781        1,178,507.5300
01/01/2010 to 12/31/2010         10.910781          11.902368        1,214,298.5595
01/01/2011 to 12/31/2011         11.902368          11.915859        1,125,532.9140
01/01/2012 to 12/31/2012         11.915859          12.998689        1,102,021.9047
01/01/2013 to 12/31/2013         12.998689          13.946884          815,412.3193
01/01/2014 to 04/25/2014         13.946884          14.050555                0.0000
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.003990          11.543319        1,830,936.8523
01/01/2007 to 12/31/2007         11.543319          12.058129        2,371,941.0372
01/01/2008 to 12/31/2008         12.058129           8.726651        2,408,636.9381
01/01/2009 to 12/31/2009          8.726651          10.823073        2,375,970.5400
01/01/2010 to 12/31/2010         10.823073          11.966086        2,284,647.5834
01/01/2011 to 12/31/2011         11.966086          11.756922        2,225,206.7572
01/01/2012 to 12/31/2012         11.756922          12.996773        2,054,478.6658
01/01/2013 to 12/31/2013         12.996773          14.602732        1,995,052.8777
01/01/2014 to 04/25/2014         14.602732          14.655843                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.631519          15.129302        4,250,427.4195
01/01/2015 to 12/31/2015         15.129302          14.693033        3,771,324.8753
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT
(CLASS B))
11/01/2006 to 12/31/2006          9.960000          10.196803          966,996.9332
01/01/2007 to 12/31/2007         10.196803          10.672997        3,077,273.9544
01/01/2008 to 11/07/2008         10.672997           7.330569                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.383091           8.329388        7,247,411.5696
01/01/2009 to 12/31/2009          8.329388          10.514679        6,968,832.9000
01/01/2010 to 12/31/2010         10.514679          11.747788        6,787,554.0376
01/01/2011 to 12/31/2011         11.747788          11.359161        5,911,435.3614
01/01/2012 to 12/31/2012         11.359161          12.728775        5,356,591.1512
01/01/2013 to 12/31/2013         12.728775          14.951838        4,685,909.5109
01/01/2014 to 04/25/2014         14.951838          14.961059                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.605151          15.189172        3,750,437.9274
01/01/2015 to 12/31/2015         15.189172          14.687175        3,395,824.1340
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT
(CLASS B))
11/01/2006 to 12/31/2006          9.950000          10.233081          934,270.4072
01/01/2007 to 12/31/2007         10.233081          10.864272        2,413,971.1083
01/01/2008 to 11/07/2008         10.864272           6.920561                0.0000
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.089458           8.003254       6,222,133.4460
01/01/2009 to 12/31/2009          8.003254          10.241709       5,752,331.4200
01/01/2010 to 12/31/2010         10.241709          11.634653       5,279,473.7401
01/01/2011 to 12/31/2011         11.634653          11.001334       4,778,559.5779
01/01/2012 to 12/31/2012         11.001334          12.521385       4,354,971.7371
01/01/2013 to 12/31/2013         12.521385          15.508286       3,988,892.2947
01/01/2014 to 04/25/2014         15.508286          15.433457               0.0000
--------------------------       ---------          ---------       --------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.578333          13.121585         414,812.5866
01/01/2007 to 12/31/2007         13.121585          13.550452         357,212.0648
01/01/2008 to 12/31/2008         13.550452           8.363648         320,006.3980
01/01/2009 to 12/31/2009          8.363648          10.361283         308,103.0700
01/01/2010 to 12/31/2010         10.361283          11.670983         289,250.9270
01/01/2011 to 12/31/2011         11.670983          11.670447         267,489.2266
01/01/2012 to 12/31/2012         11.670447          13.252153         277,518.4338
01/01/2013 to 12/31/2013         13.252153          17.170817         257,283.8514
01/01/2014 to 12/31/2014         17.170817          19.106012         230,239.7692
01/01/2015 to 12/31/2015         19.106012          18.968784         218,551.8036
--------------------------       ---------          ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006         18.320153          20.984296          20,210.7196
01/01/2007 to 12/31/2007         20.984296          19.877108          16,536.7039
01/01/2008 to 12/31/2008         19.877108          12.012838          27,608.9224
01/01/2009 to 12/31/2009         12.012838          13.332755          13,333.3300
01/01/2010 to 12/31/2010         13.332755          15.913589          14,994.4197
01/01/2011 to 12/31/2011         15.913589          16.515701          10,739.4600
01/01/2012 to 12/31/2012         16.515701          17.828371          10,135.7902
01/01/2013 to 12/31/2013         17.828371          24.233785         131,735.2864
01/01/2014 to 12/31/2014         24.233785          23.765563         114,009.9385
01/01/2015 to 12/31/2015         23.765563          23.465470         104,979.9085
--------------------------       ---------          ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         17.500594          19.731732          23,215.6881
01/01/2007 to 04/27/2007         19.731732          21.433748               0.0000
--------------------------       ---------          ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.432213          15.440795         309,684.9867
01/01/2008 to 12/31/2008         15.440795           9.370413         281,593.7550
01/01/2009 to 12/31/2009          9.370413          12.605418         255,106.3100
01/01/2010 to 12/31/2010         12.605418          15.233624         215,961.8954
01/01/2011 to 12/31/2011         15.233624          14.194208         200,774.4400
01/01/2012 to 12/31/2012         14.194208          14.698643         164,834.7569
01/01/2013 to 04/26/2013         14.698643          15.924716               0.0000
--------------------------       ---------          ---------       --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.463356          13.839295        926,229.4134
01/01/2007 to 12/31/2007         13.839295          14.863686        481,785.6339
01/01/2008 to 12/31/2008         14.863686           8.479334        410,606.5430
01/01/2009 to 12/31/2009          8.479334          11.930121        343,575.8300
01/01/2010 to 12/31/2010         11.930121          13.699866        312,262.8290
01/01/2011 to 12/31/2011         13.699866          13.296195        285,112.2405
01/01/2012 to 12/31/2012         13.296195          15.519702        240,117.6370
01/01/2013 to 12/31/2013         15.519702          21.184132        266,346.0086
01/01/2014 to 12/31/2014         21.184132          22.676564        242,893.9827
01/01/2015 to 12/31/2015         22.676564          24.650367        223,801.3329
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VIP GROWTH SUB-ACCOUNT
(SERVICE CLASS
 2))
01/01/2006 to 04/30/2006         11.846113          12.366121        796,449.7342
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
04/30/2007 to 12/31/2007         15.408395          15.815606          1,886.9703
01/01/2008 to 12/31/2008         15.815606           9.925778          1,881.7418
01/01/2009 to 12/31/2009          9.925778          13.567889          1,878.8000
01/01/2010 to 12/31/2010         13.567889          18.003627          1,849.0639
01/01/2011 to 12/31/2011         18.003627          18.022898          1,837.5920
01/01/2012 to 12/31/2012         18.022898          20.593797          1,810.7788
01/01/2013 to 12/31/2013         20.593797          29.282616          1,125.8094
01/01/2014 to 12/31/2014         29.282616          30.792501          1,121.9511
01/01/2015 to 12/31/2015         30.792501          31.108806          1,118.1325
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A) (FORMERLY DWS VARIABLE SERIES II -
DWS SMALL
 CAP GROWTH VIP SUB-ACCOUNT (SERIES II))
01/01/2006 to 12/31/2006          9.414286           9.748334          3,956.4057
01/01/2007 to 04/27/2007          9.748334          10.434056              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.097094          14.370140         50,638.6844
01/01/2007 to 12/31/2007         14.370140          15.481068         43,212.6297
01/01/2008 to 12/31/2008         15.481068           9.696770         32,402.9397
01/01/2009 to 12/31/2009          9.696770          13.223132         32,216.5000
01/01/2010 to 12/31/2010         13.223132          17.515450         46,391.1798
01/01/2011 to 12/31/2011         17.515450          17.478727         43,421.3853
01/01/2012 to 12/31/2012         17.478727          19.926195         39,368.8228
01/01/2013 to 12/31/2013         19.926195          28.257977         37,227.9924
01/01/2014 to 12/31/2014         28.257977          29.642954         32,612.5818
01/01/2015 to 12/31/2015         29.642954          29.876231         33,425.5868
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         19.454003          20.059883           25,891.2896
01/01/2007 to 12/31/2007         20.059883          20.460637           33,844.4100
01/01/2008 to 12/31/2008         20.460637          17.061250           26,564.4977
01/01/2009 to 12/31/2009         17.061250          22.134480           24,385.9400
01/01/2010 to 12/31/2010         22.134480          24.484167           12,910.3383
01/01/2011 to 12/31/2011         24.484167          25.489891           13,051.1363
01/01/2012 to 12/31/2012         25.489891          27.901978           12,552.5897
01/01/2013 to 12/31/2013         27.901978          27.672311           13,106.1269
01/01/2014 to 12/31/2014         27.672311          28.659139           13,542.6856
01/01/2015 to 12/31/2015         28.659139          27.626144           16,941.9156
--------------------------       ---------          ---------           -----------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         12.786459          14.389697        3,004,904.4939
01/01/2007 to 12/31/2007         14.389697          14.780208        2,577,501.1009
01/01/2008 to 12/31/2008         14.780208           8.801293        2,282,848.3988
01/01/2009 to 12/31/2009          8.801293          11.412672        2,101,442.5000
01/01/2010 to 12/31/2010         11.412672          12.552562        1,916,652.6289
01/01/2011 to 12/31/2011         12.552562          11.831530        1,730,378.7213
01/01/2012 to 12/31/2012         11.831530          13.115000        1,475,057.6244
01/01/2013 to 12/31/2013         13.115000          17.225755        1,299,516.7289
01/01/2014 to 12/31/2014         17.225755          18.713913        1,119,764.9789
01/01/2015 to 12/31/2015         18.713913          18.824888        1,002,875.6599
--------------------------       ---------          ---------        --------------

PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2006 to 12/31/2006         12.889127          13.833228          133,274.8406
01/01/2007 to 12/31/2007         13.833228          14.083053           59,537.6737
01/01/2008 to 12/31/2008         14.083053          10.595283           50,591.5852
01/01/2009 to 12/31/2009         10.595283          14.618345           53,085.5300
01/01/2010 to 12/31/2010         14.618345          16.459094           65,007.0651
01/01/2011 to 12/31/2011         16.459094          16.731085           46,420.9273
01/01/2012 to 12/31/2012         16.731085          18.808774           48,318.3687
01/01/2013 to 12/31/2013         18.808774          19.561919           32,663.3438
01/01/2014 to 12/31/2014         19.561919          19.884440           24,688.3948
01/01/2015 to 12/31/2015         19.884440          19.237415           27,606.7635
--------------------------       ---------          ---------        --------------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2006 to 12/31/2006         11.952419          12.225028           72,170.0846
01/01/2007 to 12/31/2007         12.225028          12.910528           74,654.0026
01/01/2008 to 12/31/2008         12.910528          12.645635           69,826.3876
01/01/2009 to 12/31/2009         12.645635          14.095632          159,588.9700
01/01/2010 to 12/31/2010         14.095632          14.598266          176,379.8066
01/01/2011 to 12/31/2011         14.598266          14.519137          141,459.0490
01/01/2012 to 12/31/2012         14.519137          15.115992          149,294.4234
01/01/2013 to 12/31/2013         15.115992          14.848510           93,874.6657
01/01/2014 to 12/31/2014         14.848510          14.729860           85,115.3165
01/01/2015 to 12/31/2015         14.729860          14.534274           99,096.7918
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2006 to 12/31/2006          9.038745          10.215956         11,109.5334
01/01/2007 to 12/31/2007         10.215956          10.736884         18,432.2007
01/01/2008 to 12/31/2008         10.736884           6.058581         14,225.0516
01/01/2009 to 07/17/2009          6.058581           6.018442              0.0000
--------------------------       ---------          ---------         -----------

PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
09/27/2010 to 12/31/2010         11.174176          12.649231          3,457.0728
01/01/2011 to 12/31/2011         12.649231          11.810168          3,074.5142
01/01/2012 to 12/31/2012         11.810168          13.562758          2,974.5545
01/01/2013 to 12/31/2013         13.562758          18.202318          3,088.5450
01/01/2014 to 12/31/2014         18.202318          20.319694            699.3811
01/01/2015 to 12/31/2015         20.319694          19.929235            688.4323
--------------------------       ---------          ---------         -----------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT
(CLASS IB))
01/01/2006 to 12/31/2006         12.677266          13.150210          6,023.3772
01/01/2007 to 12/31/2007         13.150210          13.426542          5,062.0546
01/01/2008 to 12/31/2008         13.426542           7.191196          4,142.9182
01/01/2009 to 12/31/2009          7.191196           9.814337          3,066.5500
01/01/2010 to 09/24/2010          9.814337          11.212345              0.0000

CLASS AA




                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-
 ACCOUNT (SERIES II))
01/01/2006 to 12/31/2006      19.981824          25.110974             6,558.6946
01/01/2007 to 12/31/2007      25.110974          28.229144             4,272.4482
01/01/2008 to 12/31/2008      28.229144          16.495759             2,418.6140
01/01/2009 to 12/31/2009      16.495759          21.868752             2,213.1400
01/01/2010 to 12/31/2010      21.868752          24.199124             2,230.4325
01/01/2011 to 12/31/2011      24.199124          22.117299             2,282.6826
01/01/2012 to 12/31/2012      22.117299          25.046830             2,480.2585
01/01/2013 to 12/31/2013      25.046830          29.219290             2,131.6700
01/01/2014 to 12/31/2014      29.219290          28.738140             2,146.8063
01/01/2015 to 12/31/2015      28.738140          27.500797             2,228.6070
--------------------------    ---------          ---------             ----------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2006 to 12/31/2006      50.985461          60.088685               189.8466
01/01/2007 to 12/31/2007      60.088685          59.791878               180.8673
01/01/2008 to 12/31/2008      59.791878          33.597410               171.9041
01/01/2009 to 12/31/2009      33.597410          42.880498               159.8100
01/01/2010 to 12/31/2010      42.880498          48.422852               247.8629
01/01/2011 to 12/31/2011      48.422852          47.896096               238.1913
01/01/2012 to 12/31/2012      47.896096          55.087416               228.7981
01/01/2013 to 12/31/2013      55.087416          69.195756               220.2210
01/01/2014 to 12/31/2014      69.195756          73.761058               193.9828
01/01/2015 to 12/31/2015      73.761058          69.409270               186.3766
--------------------------    ---------          ---------             ----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2006 to 12/31/2006      26.948561          32.161659             9,091.3419
01/01/2007 to 12/31/2007      32.161659          36.485419             5,032.3614
01/01/2008 to 12/31/2008      36.485419          21.374242             3,552.9511
01/01/2009 to 12/31/2009      21.374242          28.783681             4,012.5400
01/01/2010 to 12/31/2010      28.783681          30.662514             3,458.8037
01/01/2011 to 12/31/2011      30.662514          26.926963             3,534.7628
01/01/2012 to 12/31/2012      26.926963          31.281508             2,640.2397
01/01/2013 to 12/31/2013      31.281508          37.800041             2,369.8677
01/01/2014 to 12/31/2014      37.800041          33.009258             2,402.6270
01/01/2015 to 12/31/2015      33.009258          30.330431             1,736.6849
--------------------------    ---------          ---------             ----------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.183282          10.506265           31,029.1224
01/01/2013 to 12/31/2013         10.506265          11.474744           36,091.9456
01/01/2014 to 12/31/2014         11.474744          12.104244           44,076.9478
01/01/2015 to 12/31/2015         12.104244          11.963151           42,618.7098
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996802           1.037898           17,424.8035
01/01/2015 to 12/31/2015          1.037898           1.009859          150,895.3429
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.032040           6.994767          667,228.4700
01/01/2009 to 12/31/2009          6.994767           8.889143        1,154,563.1900
01/01/2010 to 12/31/2010          8.889143           9.797260        1,295,316.1893
01/01/2011 to 12/31/2011          9.797260           9.422832        1,005,057.3599
01/01/2012 to 12/31/2012          9.422832          10.511129          953,918.5500
01/01/2013 to 12/31/2013         10.511129          12.242973          901,954.2521
01/01/2014 to 12/31/2014         12.242973          12.758332          899,395.7867
01/01/2015 to 12/31/2015         12.758332          12.448539          818,618.2859
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.437720           6.344471        1,190,292.0731
01/01/2009 to 12/31/2009          6.344471           8.356591        1,867,799.3600
01/01/2010 to 12/31/2010          8.356591           9.318900        1,776,916.6631
01/01/2011 to 12/31/2011          9.318900           8.724143        1,712,550.8998
01/01/2012 to 12/31/2012          8.724143           9.957163        1,744,580.8279
01/01/2013 to 12/31/2013          9.957163          12.241176        1,674,526.9680
01/01/2014 to 12/31/2014         12.241176          12.797185        1,661,958.7401
01/01/2015 to 12/31/2015         12.797185          12.480129        1,403,379.5795
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.636267           7.666872          491,992.6105
01/01/2009 to 12/31/2009          7.666872           9.296538          554,818.2400
01/01/2010 to 12/31/2010          9.296538          10.040347          638,957.9001
01/01/2011 to 12/31/2011         10.040347           9.885409          880,141.5031
01/01/2012 to 12/31/2012          9.885409          10.765856          691,926.6017
01/01/2013 to 12/31/2013         10.765856          12.009466          650,243.2326
01/01/2014 to 12/31/2014         12.009466          12.520354          730,545.9736
01/01/2015 to 12/31/2015         12.520354          12.213823          553,955.6998
--------------------------       ---------          ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.113091          11.492134           71,701.8372
01/01/2013 to 12/31/2013         11.492134          10.909788           95,116.5795
01/01/2014 to 12/31/2014         10.909788          11.149090           43,316.9079
01/01/2015 to 12/31/2015         11.149090           9.906825           38,874.1829
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.939093          10.236873         71,453.8968
01/01/2013 to 12/31/2013         10.236873          11.096263        115,584.2918
01/01/2014 to 12/31/2014         11.096263          11.548820         88,643.3037
01/01/2015 to 12/31/2015         11.548820          11.336124        114,076.7196
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.253740          19.271313        157,880.1882
01/01/2007 to 12/31/2007         19.271313          16.093623        149,821.9519
01/01/2008 to 12/31/2008         16.093623           9.223364        132,254.2543
01/01/2009 to 12/31/2009          9.223364          12.211480        120,940.1600
01/01/2010 to 12/31/2010         12.211480          13.932543        109,557.1915
01/01/2011 to 12/31/2011         13.932543          12.926451        113,252.4378
01/01/2012 to 12/31/2012         12.926451          16.002101        115,994.8532
01/01/2013 to 12/31/2013         16.002101          16.282017         99,005.8233
01/01/2014 to 12/31/2014         16.282017          18.122311         89,107.6789
01/01/2015 to 12/31/2015         18.122311          17.558323         78,339.2580
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          7.964706           7.690836        495,540.0535
01/01/2007 to 12/31/2007          7.690836           7.727995        422,370.8947
01/01/2008 to 12/31/2008          7.727995           4.628049        422,541.5303
01/01/2009 to 12/31/2009          4.628049           6.046778        398,419.7700
01/01/2010 to 12/31/2010          6.046778           7.355352        358,059.8286
01/01/2011 to 12/31/2011          7.355352           7.462739        368,564.6284
01/01/2012 to 12/31/2012          7.462739           8.689722        317,272.3757
01/01/2013 to 12/31/2013          8.689722          12.432991        325,312.5013
01/01/2014 to 12/31/2014         12.432991          14.525528        287,273.9499
01/01/2015 to 12/31/2015         14.525528          13.697363        228,157.0656
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON CLEARBRIDGE
AGGRESSIVE
 GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
01/01/2006 to 04/30/2006          8.779589           9.165521              0.0000
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
05/01/2006 to 12/31/2006         10.398874          11.122610         59,256.6729
01/01/2007 to 12/31/2007         11.122610          10.283068         71,461.8140
01/01/2008 to 12/31/2008         10.283068           4.585552         73,675.7912
01/01/2009 to 12/31/2009          4.585552           6.216925         85,304.2600
01/01/2010 to 12/31/2010          6.216925           6.557220         75,032.1913
01/01/2011 to 04/29/2011          6.557220           6.964406              0.0000
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010655           1.045471          870,604.5617
01/01/2013 to 12/31/2013          1.045471           1.046454        1,101,485.8331
01/01/2014 to 12/31/2014          1.046454           1.085687        1,060,375.4543
01/01/2015 to 12/31/2015          1.085687           1.021990          938,574.5322
--------------------------        --------           --------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.451325          11.919227           85,062.7874
01/01/2007 to 12/31/2007         11.919227          11.419472           96,248.9567
01/01/2008 to 12/31/2008         11.419472           7.191079           93,244.9518
01/01/2009 to 12/31/2009          7.191079           8.945174           92,460.5300
01/01/2010 to 12/31/2010          8.945174          10.097738           80,704.8316
01/01/2011 to 12/31/2011         10.097738           9.777703           71,491.0091
01/01/2012 to 12/31/2012          9.777703          11.386622           68,898.6629
01/01/2013 to 12/31/2013         11.386622          15.149305           83,203.8816
01/01/2014 to 12/31/2014         15.149305          16.272764           68,325.4971
01/01/2015 to 12/31/2015         16.272764          15.035650           56,999.0327
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         24.326474          26.816252           27,033.5655
01/01/2007 to 12/31/2007         26.816252          26.506534           24,856.0192
01/01/2008 to 12/31/2008         26.506534          15.945964           27,784.5557
01/01/2009 to 12/31/2009         15.945964          19.827088           31,430.3800
01/01/2010 to 12/31/2010         19.827088          24.457039           35,726.9337
01/01/2011 to 12/31/2011         24.457039          23.144786           32,560.8482
01/01/2012 to 12/31/2012         23.144786          26.083594           25,600.6525
01/01/2013 to 12/31/2013         26.083594          33.398816           22,944.6427
01/01/2014 to 12/31/2014         33.398816          35.984283           22,776.6929
01/01/2015 to 12/31/2015         35.984283          32.184148           22,246.2928
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.879664          14.451878          329,252.6982
01/01/2007 to 12/31/2007         14.451878          15.771940          291,662.2626
01/01/2008 to 12/31/2008         15.771940           9.495398          256,634.6839
01/01/2009 to 12/31/2009          9.495398          12.486292          243,029.7000
01/01/2010 to 12/31/2010         12.486292          15.482445          208,698.8797
01/01/2011 to 12/31/2011         15.482445          15.049903          185,562.7308
01/01/2012 to 12/31/2012         15.049903          17.483404          157,912.6788
01/01/2013 to 12/31/2013         17.483404          24.082576          167,252.7136
01/01/2014 to 12/31/2014         24.082576          25.536874          115,875.8922
01/01/2015 to 12/31/2015         25.536874          24.664794           99,414.2949
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012709           1.047513          327,423.8083
01/01/2013 to 12/31/2013          1.047513           1.142433          366,115.0998
01/01/2014 to 12/31/2014          1.142433           1.200926          321,919.3070
01/01/2015 to 12/31/2015          1.200926           1.190645          429,949.2036
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.031269          18.267637        542,621.3729
01/01/2007 to 12/31/2007         18.267637          19.124730        519,702.0840
01/01/2008 to 12/31/2008         19.124730          15.296064        436,233.8823
01/01/2009 to 12/31/2009         15.296064          20.558065        409,103.2100
01/01/2010 to 12/31/2010         20.558065          22.820826        375,779.6735
01/01/2011 to 12/31/2011         22.820826          23.425811        329,853.8532
01/01/2012 to 12/31/2012         23.425811          25.997480        291,789.8651
01/01/2013 to 12/31/2013         25.997480          27.584862        243,330.3864
01/01/2014 to 12/31/2014         27.584862          28.415302        202,093.7975
01/01/2015 to 12/31/2015         28.415302          27.315181        176,321.4559
--------------------------       ---------          ---------        ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987604           9.743895         59,388.9181
01/01/2012 to 12/31/2012          9.743895           9.995045         54,762.5323
01/01/2013 to 12/31/2013          9.995045           9.935655         61,446.3903
01/01/2014 to 12/31/2014          9.935655           9.866566        114,378.6806
01/01/2015 to 12/31/2015          9.866566           9.635047        102,668.1723
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.713673           7.610366        968,970.0248
01/01/2009 to 12/31/2009          7.610366           9.919738        798,382.7600
01/01/2010 to 12/31/2010          9.919738          11.356251        785,186.2573
01/01/2011 to 12/31/2011         11.356251          10.515063        672,452.9061
01/01/2012 to 12/31/2012         10.515063          12.061485        624,437.4984
01/01/2013 to 12/31/2013         12.061485          15.349577        545,952.9916
01/01/2014 to 12/31/2014         15.349577          15.850816        405,827.7474
01/01/2015 to 12/31/2015         15.850816          15.263021        345,691.0001
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE AGGRESSIVE
STRATEGY SUB-ACCOUNT
 (CLASS B))
11/01/2006 to 12/31/2006          9.930000          10.309350        102,188.3658
01/01/2007 to 12/31/2007         10.309350          11.020047        220,541.4618
01/01/2008 to 11/07/2008         11.020047           6.663265              0.0000
--------------------------       ---------          ---------        ------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.965951          10.403852         51,556.7285
01/01/2013 to 12/31/2013         10.403852          11.691635         52,482.9362
01/01/2014 to 12/31/2014         11.691635          12.597290        116,038.8671
01/01/2015 to 12/31/2015         12.597290          11.872752        114,981.5782
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077893           1.124426              0.0000
01/01/2014 to 12/31/2014          1.124426           1.207247         49,847.1348
01/01/2015 to 12/31/2015          1.207247           1.171927        307,034.9133
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.157491          17.962804        632,083.8801
01/01/2007 to 12/31/2007         17.962804          17.116257        590,073.6714
01/01/2008 to 12/31/2008         17.116257          11.802663        437,148.5686
01/01/2009 to 12/31/2009         11.802663          14.665635        418,089.9400
01/01/2010 to 12/31/2010         14.665635          17.278883        368,966.8417
01/01/2011 to 12/31/2011         17.278883          15.454099        336,817.3198
01/01/2012 to 12/31/2012         15.454099          17.915950        287,712.2079
01/01/2013 to 12/31/2013         17.915950          23.317695        252,238.2662
01/01/2014 to 12/31/2014         23.317695          23.306215        210,135.5073
01/01/2015 to 12/31/2015         23.306215          21.663213        182,058.9163
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.399187           6.131668         70,413.5393
01/01/2009 to 12/31/2009          6.131668          10.179606        100,604.9500
01/01/2010 to 12/31/2010         10.179606          12.369549        101,584.8342
01/01/2011 to 12/31/2011         12.369549           9.881769         99,680.7897
01/01/2012 to 12/31/2012          9.881769          11.544206        102,516.4283
01/01/2013 to 12/31/2013         11.544206          10.778868        102,476.3881
01/01/2014 to 12/31/2014         10.778868           9.901143         92,466.7325
01/01/2015 to 12/31/2015          9.901143           8.385404         93,890.2134
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
VARIABLE INSURANCE
 PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2))
01/01/2006 to 12/31/2006         10.298691          12.963337         17,313.1101
01/01/2007 to 12/31/2007         12.963337          16.403794          8,174.9941
01/01/2008 to 04/25/2008         16.403794          14.915784              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.727210          15.829364        403,883.4304
01/01/2007 to 12/31/2007         15.829364          17.620509        445,604.3010
01/01/2008 to 12/31/2008         17.620509           9.978727        336,070.5402
01/01/2009 to 12/31/2009          9.978727          12.900855        358,424.9400
01/01/2010 to 12/31/2010         12.900855          14.122990        269,406.7697
01/01/2011 to 12/31/2011         14.122990          12.391447        244,579.7269
01/01/2012 to 12/31/2012         12.391447          14.209664        220,477.7478
01/01/2013 to 12/31/2013         14.209664          16.652151        185,842.6330
01/01/2014 to 12/31/2014         16.652151          15.226062        164,715.9065
01/01/2015 to 12/31/2015         15.226062          14.696497        148,041.8686
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS
 B) AND BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006          9.889633          10.532005          4,318.5228
01/01/2007 to 12/31/2007         10.532005          12.778253            813.6337
01/01/2008 to 12/31/2008         12.778253           6.685618          2,564.2626
01/01/2009 to 12/31/2009          6.685618          10.332240          4,619.5000
01/01/2010 to 12/31/2010         10.332240          13.410930          5,042.4082
01/01/2011 to 12/31/2011         13.410930          12.266496          3,213.3027
01/01/2012 to 12/31/2012         12.266496          13.171308          2,939.6230
01/01/2013 to 12/31/2013         13.171308          17.993720          2,585.5852
01/01/2014 to 12/31/2014         17.993720          17.860862          2,402.8326
01/01/2015 to 12/31/2015         17.860862          16.669429          2,275.9061
--------------------------       ---------          ---------          ----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999760           1.033089              0.0000
01/01/2015 to 12/31/2015          1.033089           0.959564              0.0000
--------------------------       ---------          ---------          ----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.077499          12.404736        849,038.1120
01/01/2007 to 12/31/2007         12.404736          13.110413        719,451.5509
01/01/2008 to 12/31/2008         13.110413          12.935178        776,172.3023
01/01/2009 to 12/31/2009         12.935178          15.002440        831,331.4600
01/01/2010 to 12/31/2010         15.002440          15.946750        794,148.6175
01/01/2011 to 12/31/2011         15.946750          16.167547        708,451.2157
01/01/2012 to 12/31/2012         16.167547          17.358401        739,517.6239
01/01/2013 to 12/31/2013         17.358401          16.730551        594,401.3562
01/01/2014 to 12/31/2014         16.730551          17.129470        435,842.0337
01/01/2015 to 12/31/2015         17.129470          16.833155        360,087.9182
--------------------------       ---------          ---------        ------------

PIONEER FUND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         12.701227          15.535332          1,350.1000
01/01/2010 to 12/31/2010         15.535332          17.698021          1,910.3273
01/01/2011 to 12/31/2011         17.698021          16.544278          3,503.5063
01/01/2012 to 12/31/2012         16.544278          17.942723          7,439.4556
01/01/2013 to 12/31/2013         17.942723          23.399440          7,507.9566
01/01/2014 to 12/31/2014         23.399440          25.507070          9,166.0406
01/01/2015 to 12/31/2015         25.507070          25.001745          8,985.8355
--------------------------       ---------          ---------        ------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S.
 EQUITY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.696374          12.624352         12,990.4301
01/01/2007 to 12/31/2007         12.624352          12.364105         10,859.2398
01/01/2008 to 12/31/2008         12.364105           7.240045          8,554.2837
01/01/2009 to 05/01/2009          7.240045           7.150397              0.0000
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.734635          10.875038              0.0000
01/01/2013 to 12/31/2013         10.875038          10.203401            986.7498
01/01/2014 to 12/31/2014         10.203401          10.784057          5,735.9521
01/01/2015 to 12/31/2015         10.784057          10.642551            976.8583
--------------------------       ---------          ---------          ----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215119          10.726847              0.0000
01/01/2014 to 12/31/2014         10.726847          11.451591              0.0000
01/01/2015 to 12/31/2015         11.451591          11.112109          1,559.7951
--------------------------       ---------          ---------          ----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.065582        258,640.0773
01/01/2013 to 12/31/2013          1.065582           1.152969        348,195.6300
01/01/2014 to 12/31/2014          1.152969           1.220650        393,651.1257
01/01/2015 to 12/31/2015          1.220650           1.188929        570,525.4670
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS
B))
01/01/2006 to 12/31/2006         10.121196          11.112386         14,328.8819
01/01/2007 to 12/31/2007         11.112386          11.508070        150,118.4312
01/01/2008 to 12/31/2008         11.508070           8.474073        149,883.3162
01/01/2009 to 12/31/2009          8.474073          10.399444        202,449.9000
01/01/2010 to 12/31/2010         10.399444          11.469830        356,814.0129
01/01/2011 to 12/31/2011         11.469830          11.390862        333,380.5036
01/01/2012 to 12/31/2012         11.390862          12.629955        367,489.4500
01/01/2013 to 12/31/2013         12.629955          14.015779        320,485.5401
01/01/2014 to 12/31/2014         14.015779          14.573082        328,691.8477
01/01/2015 to 12/31/2015         14.573082          14.039123        192,846.6223
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
AND BEFORE
 THAT CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.159336          11.366084         21,566.2409
01/01/2007 to 12/31/2007         11.366084          11.795362        168,132.8559
01/01/2008 to 12/31/2008         11.795362           7.769023        196,324.6389
01/01/2009 to 12/31/2009          7.769023           9.855748        229,227.1900
01/01/2010 to 12/31/2010          9.855748          11.055654        301,425.6187
01/01/2011 to 12/31/2011         11.055654          10.632939        323,285.5117
01/01/2012 to 12/31/2012         10.632939          12.018082        317,245.9004
01/01/2013 to 12/31/2013         12.018082          13.943906        300,367.1935
01/01/2014 to 12/31/2014         13.943906          14.439035        300,427.1988
01/01/2015 to 12/31/2015         14.439035          13.860629        158,774.3540
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         48.341721          55.954181        341,504.5455
01/01/2007 to 12/31/2007         55.954181          57.024330        308,668.0904
01/01/2008 to 12/31/2008         57.024330          35.674748        276,826.4960
01/01/2009 to 12/31/2009         35.674748          41.503643        246,678.2100
01/01/2010 to 12/31/2010         41.503643          47.725049        224,367.3316
01/01/2011 to 12/31/2011         47.725049          45.017980        189,666.0920
01/01/2012 to 12/31/2012         45.017980          52.185524        165,676.9770
01/01/2013 to 12/31/2013         52.185524          68.600824        139,740.4447
01/01/2014 to 12/31/2014         68.600824          76.363310        120,381.6396
01/01/2015 to 12/31/2015         76.363310          72.347659        104,568.9406
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-
 ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2006 to 12/31/2006         47.241564          53.810906            949.6890
01/01/2007 to 12/31/2007         53.810906          49.679272            944.0276
01/01/2008 to 12/31/2008         49.679272          29.924124            735.5068
01/01/2009 to 12/31/2009         29.924124          38.171215            735.4300
01/01/2010 to 04/30/2010         38.171215          40.734708              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          7.968314           8.313116        501,887.7220
01/01/2007 to 12/31/2007          8.313116           9.608835        502,456.6517
01/01/2008 to 12/31/2008          9.608835           5.688596        413,669.4413
01/01/2009 to 12/31/2009          5.688596           8.131775        420,798.9300
01/01/2010 to 12/31/2010          8.131775          10.202924        359,703.0932
01/01/2011 to 12/31/2011         10.202924           9.861078        313,697.5017
01/01/2012 to 12/31/2012          9.861078          11.014898        311,855.3561
01/01/2013 to 12/31/2013         11.014898          14.783140        285,261.3124
01/01/2014 to 12/31/2014         14.783140          16.382421        238,563.9669
01/01/2015 to 12/31/2015         16.382421          17.172544        201,286.8213
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.872688          16.987067              0.0000
01/01/2007 to 12/31/2007         16.987067          18.371448              0.0000
01/01/2008 to 12/31/2008         18.371448          10.065335              0.0000
01/01/2009 to 12/31/2009         10.065335          12.055383              0.0000
01/01/2010 to 12/31/2010         12.055383          12.659148              0.0000
01/01/2011 to 12/31/2011         12.659148           9.935414              0.0000
01/01/2012 to 12/31/2012          9.935414          11.652908              0.0000
01/01/2013 to 12/31/2013         11.652908          13.184184         53,487.1039
01/01/2014 to 12/31/2014         13.184184          12.522304         44,203.2866
01/01/2015 to 12/31/2015         12.522304          12.038017         43,573.3308
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         41.786131          42.761992         1,863.3280
01/01/2007 to 12/31/2007         42.761992          44.546603         1,726.2236
01/01/2008 to 12/31/2008         44.546603          42.167509         1,488.3367
01/01/2009 to 12/31/2009         42.167509          45.241342         1,220.8600
01/01/2010 to 12/31/2010         45.241342          48.043857         1,749.8790
01/01/2011 to 12/31/2011         48.043857          50.189017         2,417.4757
01/01/2012 to 12/31/2012         50.189017          52.904741         2,280.3961
01/01/2013 to 12/31/2013         52.904741          51.463065         2,187.2565
01/01/2014 to 12/31/2014         51.463065          54.014090         1,676.3925
01/01/2015 to 12/31/2015         54.014090          53.257907           814.3164
--------------------------       ---------          ---------         ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.588388          10.805375             0.0000
01/01/2010 to 12/31/2010         10.805375          12.722543           603.7132
01/01/2011 to 12/31/2011         12.722543          11.383792           603.7132
01/01/2012 to 12/31/2012         11.383792          12.792938           603.7132
01/01/2013 to 12/31/2013         12.792938          16.872808           603.7132
01/01/2014 to 12/31/2014         16.872808          18.055361           603.7132
01/01/2015 to 12/31/2015         18.055361          18.856163           603.7132
--------------------------       ---------          ---------         ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
05/01/2006 to 12/31/2006         14.397924          14.200964             0.0000
01/01/2007 to 12/31/2007         14.200964          15.616502             0.0000
01/01/2008 to 12/31/2008         15.616502           8.801294             0.0000
01/01/2009 to 05/01/2009          8.801294           8.361042             0.0000
--------------------------       ---------          ---------         ----------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/
 AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
04/30/2007 to 12/31/2007         14.698065          15.325550             0.0000
01/01/2008 to 12/31/2008         15.325550           8.625833             0.0000
01/01/2009 to 05/01/2009          8.625833           8.189738             0.0000
--------------------------       ---------          ---------         ----------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/
 AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), AND BEFORE THAT AIM VARIABLE INSURANCE
FUNDS - AIM
 V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
01/01/2006 to 12/31/2006         21.515502          22.424094             0.0000
01/01/2007 to 04/27/2007         22.424094          23.888599             0.0000
--------------------------       ---------          ---------         ----------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          9.973519          10.247024          687,210.1040
01/01/2007 to 12/31/2007         10.247024          10.553046        1,015,568.2644
01/01/2008 to 12/31/2008         10.553046          10.639004        2,371,488.0135
01/01/2009 to 12/31/2009         10.639004          10.480908        1,661,916.1300
01/01/2010 to 12/31/2010         10.480908          10.299080          984,184.5748
01/01/2011 to 12/31/2011         10.299080          10.120891          954,968.6629
01/01/2012 to 12/31/2012         10.120891           9.944355          789,474.8498
01/01/2013 to 12/31/2013          9.944355           9.771836          894,623.3298
01/01/2014 to 12/31/2014          9.771836           9.602309          644,095.2523
01/01/2015 to 12/31/2015          9.602309           9.435723          605,682.5442
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.623927          11.711098          513,916.9419
01/01/2007 to 12/31/2007         11.711098          12.817358          492,311.6930
01/01/2008 to 12/31/2008         12.817358           7.991434          434,112.6527
01/01/2009 to 12/31/2009          7.991434          10.959638          389,613.8900
01/01/2010 to 12/31/2010         10.959638          11.988058          370,547.6611
01/01/2011 to 12/31/2011         11.988058          11.806634          341,698.1771
01/01/2012 to 12/31/2012         11.806634          13.405541          573,878.2571
01/01/2013 to 12/31/2013         13.405541          18.011796          497,065.2384
01/01/2014 to 12/31/2014         18.011796          19.246841          430,129.4489
01/01/2015 to 12/31/2015         19.246841          20.906297          374,574.6308
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.548668           9.040556          971,145.3829
01/01/2007 to 12/31/2007          9.040556          10.152174          883,697.9359
01/01/2008 to 12/31/2008         10.152174           5.392685          799,549.8858
01/01/2009 to 12/31/2009          5.392685           7.615002          718,927.0700
01/01/2010 to 12/31/2010          7.615002           8.186111          634,848.5015
01/01/2011 to 12/31/2011          8.186111           7.933327          548,945.5013
01/01/2012 to 04/27/2012          7.933327           8.914802                0.0000
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH
 SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006          9.879639          10.652369           19,584.6011
01/01/2007 to 12/31/2007         10.652369          10.918194           11,804.0478
01/01/2008 to 12/31/2008         10.918194           6.296359            7,008.7941
01/01/2009 to 12/31/2009          6.296359           8.023219            8,108.2500
01/01/2010 to 12/31/2010          8.023219          10.355607            7,883.1323
01/01/2011 to 12/31/2011         10.355607          10.455680            7,227.8272
01/01/2012 to 12/31/2012         10.455680          11.392560            7,978.3797
01/01/2013 to 12/31/2013         11.392560          16.611155            7,351.2877
01/01/2014 to 12/31/2014         16.611155          16.475519            7,049.5143
01/01/2015 to 12/31/2015         16.475519          16.420748            6,022.2514
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.513985          13.749101           27,036.8575
01/01/2015 to 12/31/2015         13.749101          13.431465           47,292.5311
--------------------------       ---------          ---------           -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.099853          14.460114        5,671,288.9305
01/01/2015 to 12/31/2015         14.460114          14.056737        4,823,309.4711
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.578733          11.075921          918,626.7875
01/01/2007 to 12/31/2007         11.075921          11.526954        1,598,877.3764
01/01/2008 to 12/31/2008         11.526954           8.987380        2,872,180.7332
01/01/2009 to 12/31/2009          8.987380          10.854598        3,668,739.6400
01/01/2010 to 12/31/2010         10.854598          11.829251        3,157,856.0353
01/01/2011 to 12/31/2011         11.829251          11.830850        3,134,392.9778
01/01/2012 to 12/31/2012         11.830850          12.892990        2,599,081.9165
01/01/2013 to 12/31/2013         12.892990          13.819648        2,078,044.7723
01/01/2014 to 04/25/2014         13.819648          13.917987                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.987604          11.518490        3,520,388.0639
01/01/2007 to 12/31/2007         11.518490          12.020101        4,956,840.2576
01/01/2008 to 12/31/2008         12.020101           8.690395        5,065,994.1323
01/01/2009 to 12/31/2009          8.690395          10.767338        5,314,297.2500
01/01/2010 to 12/31/2010         10.767338          11.892574        5,245,040.6013
01/01/2011 to 12/31/2011         11.892574          11.673042        5,174,824.2332
01/01/2012 to 12/31/2012         11.673042          12.891083        5,005,159.5240
01/01/2013 to 12/31/2013         12.891083          14.469509        4,578,043.0577
01/01/2014 to 04/25/2014         14.469509          14.517559                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.499935          14.983098        7,356,198.7900
01/01/2015 to 12/31/2015         14.983098          14.536495        6,707,198.1384
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT
(CLASS B))
11/01/2006 to 12/31/2006          9.960000          10.195435                0.0000
01/01/2007 to 12/31/2007         10.195435          10.660840           42,862.0745
01/01/2008 to 11/07/2008         10.660840           7.315949                0.0000
--------------------------       ---------          ---------        --------------


                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.349428           8.294780        12,007,765.4631
01/01/2009 to 12/31/2009          8.294780          10.460525        11,096,666.4800
01/01/2010 to 12/31/2010         10.460525          11.675611        10,244,528.3509
01/01/2011 to 12/31/2011         11.675611          11.278110         9,314,825.5411
01/01/2012 to 12/31/2012         11.278110          12.625255         8,806,011.0562
01/01/2013 to 12/31/2013         12.625255          14.815420         7,934,744.4925
01/01/2014 to 04/25/2014         14.815420          14.819885                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.473789          15.042373         8,364,902.4338
01/01/2015 to 12/31/2015         15.042373          14.530683         7,470,739.6472
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT
(CLASS B))
11/01/2006 to 12/31/2006          9.950000          10.231708            78,249.2082
01/01/2007 to 12/31/2007         10.231708          10.851897           153,831.2474
01/01/2008 to 11/07/2008         10.851897           6.906755                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.056970           7.969996        12,276,103.0249
01/01/2009 to 12/31/2009          7.969996          10.188952        11,051,940.8700
01/01/2010 to 12/31/2010         10.188952          11.563163        10,591,086.7099
01/01/2011 to 12/31/2011         11.563163          10.922825         9,605,719.2984
01/01/2012 to 12/31/2012         10.922825          12.419539         9,249,643.1260
01/01/2013 to 12/31/2013         12.419539          15.366779         8,823,513.3710
01/01/2014 to 04/25/2014         15.366779          15.287812                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.591091          13.120340           392,218.9338
01/01/2007 to 12/31/2007         13.120340          13.532831           377,287.7898
01/01/2008 to 12/31/2008         13.532831           8.342698           293,287.0335
01/01/2009 to 12/31/2009          8.342698          10.322933           296,264.1000
01/01/2010 to 12/31/2010         10.322933          11.613853           282,084.1790
01/01/2011 to 12/31/2011         11.613853          11.599419           238,876.2858
01/01/2012 to 12/31/2012         11.599419          13.155623           252,965.0713
01/01/2013 to 12/31/2013         13.155623          17.025313           236,418.9244
01/01/2014 to 12/31/2014         17.025313          18.921391           190,682.8736
01/01/2015 to 12/31/2015         18.921391          18.762957           183,592.0918
--------------------------       ---------          ---------        ---------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006         18.219848          20.848602            958.7108
01/01/2007 to 12/31/2007         20.848602          19.728713            485.3890
01/01/2008 to 12/31/2008         19.728713          11.911167            295.3913
01/01/2009 to 12/31/2009         11.911167          13.206687            355.3700
01/01/2010 to 12/31/2010         13.206687          15.747378            284.6130
01/01/2011 to 12/31/2011         15.747378          16.326901            258.6594
01/01/2012 to 12/31/2012         16.326901          17.606857              0.0000
01/01/2013 to 12/31/2013         17.606857          23.908788         53,467.7487
01/01/2014 to 12/31/2014         23.908788          23.423399         43,657.1548
01/01/2015 to 12/31/2015         23.423399          23.104506         37,535.1640
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         15.376713          17.319799          2,108.5351
01/01/2007 to 04/27/2007         17.319799          18.807638              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.430482          15.428895        144,273.1358
01/01/2008 to 12/31/2008         15.428895           9.353781        129,427.3998
01/01/2009 to 12/31/2009          9.353781          12.570466        118,950.5200
01/01/2010 to 12/31/2010         12.570466          15.176218        102,264.7989
01/01/2011 to 12/31/2011         15.176218          14.126604         97,665.7380
01/01/2012 to 12/31/2012         14.126604          14.613933         75,288.0230
01/01/2013 to 04/26/2013         14.613933          15.827907              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.374594          13.727037         44,402.7810
01/01/2007 to 12/31/2007         13.727037          14.728300         21,926.1400
01/01/2008 to 12/31/2008         14.728300           8.393653         14,894.8659
01/01/2009 to 12/31/2009          8.393653          11.797774         15,049.3600
01/01/2010 to 12/31/2010         11.797774          13.534357         13,702.4974
01/01/2011 to 12/31/2011         13.534357          13.122459         13,403.4495
01/01/2012 to 12/31/2012         13.122459          15.301528         13,259.9710
01/01/2013 to 12/31/2013         15.301528          20.865466         87,034.6666
01/01/2014 to 12/31/2014         20.865466          22.313121         75,221.8665
01/01/2015 to 12/31/2015         22.313121          24.231045         81,706.8703
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VIP GROWTH SUB-ACCOUNT
(SERVICE CLASS
 2))
01/01/2006 to 04/30/2006         50.805801          53.018881         10,270.5856
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         13.973068          14.229504                0.0000
01/01/2007 to 12/31/2007         14.229504          15.314151            1,245.1952
01/01/2008 to 12/31/2008         15.314151           9.582578                0.0000
01/01/2009 to 12/31/2009          9.582578          13.054350                0.0000
01/01/2010 to 12/31/2010         13.054350          17.274621                0.0000
01/01/2011 to 12/31/2011         17.274621          17.221202                0.0000
01/01/2012 to 12/31/2012         17.221202          19.612887            1,852.1629
01/01/2013 to 12/31/2013         19.612887          27.785894            1,852.1629
01/01/2014 to 12/31/2014         27.785894          29.118595            1,852.1629
01/01/2015 to 12/31/2015         29.118595          29.318403            1,852.1629
--------------------------       ---------          ---------            ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         19.237881          19.817257                0.0000
01/01/2007 to 12/31/2007         19.817257          20.192852                0.0000
01/01/2008 to 12/31/2008         20.192852          16.821073                0.0000
01/01/2009 to 12/31/2009         16.821073          21.801095              440.4100
01/01/2010 to 12/31/2010         21.801095          24.091298              354.8360
01/01/2011 to 12/31/2011         24.091298          25.055886              354.1677
01/01/2012 to 12/31/2012         25.055886          27.399350              353.5043
01/01/2013 to 12/31/2013         27.399350          27.146656              352.8746
01/01/2014 to 12/31/2014         27.146656          28.086636              352.3096
01/01/2015 to 12/31/2015         28.086636          27.047207              473.0807
--------------------------       ---------          ---------            ----------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         12.819984          14.413047        1,309,198.0454
01/01/2007 to 12/31/2007         14.413047          14.789310        1,315,469.2794
01/01/2008 to 12/31/2008         14.789310           8.797857        1,099,658.9712
01/01/2009 to 12/31/2009          8.797857          11.396812        1,012,674.2700
01/01/2010 to 12/31/2010         11.396812          12.522598          891,888.9010
01/01/2011 to 12/31/2011         12.522598          11.791509          801,517.5740
01/01/2012 to 12/31/2012         11.791509          13.057507          645,466.4688
01/01/2013 to 12/31/2013         13.057507          17.133113          580,374.7381
01/01/2014 to 12/31/2014         17.133113          18.594661          470,387.1638
01/01/2015 to 12/31/2015         18.594661          18.686232          395,336.5316
--------------------------       ---------          ---------        --------------

PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2006 to 12/31/2006         12.856712          13.784686            3,596.1214
01/01/2007 to 12/31/2007         13.784686          14.019530            2,101.7424
01/01/2008 to 12/31/2008         14.019530          10.536911            1,880.2065
01/01/2009 to 12/31/2009         10.536911          14.523293            2,232.7600
01/01/2010 to 12/31/2010         14.523293          16.335736            1,358.2622
01/01/2011 to 12/31/2011         16.335736          16.589131            1,368.7972
01/01/2012 to 12/31/2012         16.589131          18.630454            1,348.6412
01/01/2013 to 12/31/2013         18.630454          19.357091            1,358.7161
01/01/2014 to 12/31/2014         19.357091          19.656567            1,421.0111
01/01/2015 to 12/31/2015         19.656567          18.997940              646.0605
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2006 to 12/31/2006         11.833866          12.091706          2,523.5005
01/01/2007 to 12/31/2007         12.091706          12.756898          2,523.5005
01/01/2008 to 12/31/2008         12.756898          12.482633          2,523.5005
01/01/2009 to 12/31/2009         12.482633          13.900037          2,837.4500
01/01/2010 to 12/31/2010         13.900037          14.381309          2,619.8829
01/01/2011 to 12/31/2011         14.381309          14.289095          2,619.5300
01/01/2012 to 12/31/2012         14.289095          14.861544          3,796.7051
01/01/2013 to 12/31/2013         14.861544          14.583970          3,796.3687
01/01/2014 to 12/31/2014         14.583970          14.452972          3,796.0633
01/01/2015 to 12/31/2015         14.452972          14.246805          3,795.7596
--------------------------       ---------          ---------          ----------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2006 to 12/31/2006         12.961081          14.634540              0.0000
01/01/2007 to 12/31/2007         14.634540          15.365318          1,044.4922
01/01/2008 to 12/31/2008         15.365318           8.661590              0.0000
01/01/2009 to 07/17/2009          8.661590           8.599528              0.0000
--------------------------       ---------          ---------          ----------

PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
09/27/2010 to 12/31/2010         13.181600          14.917767              0.0000
01/01/2011 to 12/31/2011         14.917767          13.914326              0.0000
01/01/2012 to 12/31/2012         13.914326          15.963114              0.0000
01/01/2013 to 12/31/2013         15.963114          21.402391              0.0000
01/01/2014 to 12/31/2014         21.402391          23.868137              0.0000
01/01/2015 to 12/31/2015         23.868137          23.386082              0.0000
--------------------------       ---------          ---------          ----------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT
(CLASS IB))
01/01/2006 to 12/31/2006         15.025898          15.570921              0.0000
01/01/2007 to 12/31/2007         15.570921          15.882139              0.0000
01/01/2008 to 12/31/2008         15.882139           8.497848              0.0000
01/01/2009 to 12/31/2009          8.497848          11.586019              0.0000
01/01/2010 to 09/24/2010         11.586019          13.226735              0.0000

CLASS AA




                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2006 to 12/31/2006      14.106414          17.767455            26,254.5036
01/01/2007 to 12/31/2007      17.767455          20.011300            17,782.0321
01/01/2008 to 12/31/2008      20.011300          11.720386            12,808.5813
01/01/2009 to 12/31/2009      11.720386          15.568221            11,361.9700
01/01/2010 to 12/31/2010      15.568221          17.257600             6,931.0409
01/01/2011 to 12/31/2011      17.257600          15.807563             6,295.3833
01/01/2012 to 12/31/2012      15.807563          17.935463             5,741.4633
01/01/2013 to 12/31/2013      17.935463          20.964937             4,360.6939
01/01/2014 to 12/31/2014      20.964937          20.659138             4,295.9851
01/01/2015 to 12/31/2015      20.659138          19.815044             3,809.5881
--------------------------    ---------          ---------            -----------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-
 ACCOUNT (SERIES II))
01/01/2006 to 12/31/2006      13.968589          17.545449             7,089.8248
01/01/2007 to 12/31/2007      17.545449          19.714252             8,782.6948
01/01/2008 to 12/31/2008      19.714252          11.514275             2,795.4215
01/01/2009 to 12/31/2009      11.514275          15.257072             3,507.6900
01/01/2010 to 12/31/2010      15.257072          16.874461             5,958.5805
01/01/2011 to 12/31/2011      16.874461          15.415068             4,401.4023
01/01/2012 to 12/31/2012      15.415068          17.448091             4,153.8172
01/01/2013 to 12/31/2013      17.448091          20.344534             1,625.5021
01/01/2014 to 12/31/2014      20.344534          19.999517             1,614.6119
01/01/2015 to 12/31/2015      19.999517          19.128848             1,597.7010
--------------------------    ---------          ---------            -----------

DEUTSCHE VARIABLE SERIES II
DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006      13.357193          13.665722             4,941.5038
01/01/2007 to 12/31/2007      13.665722          14.219370             4,079.0467
01/01/2008 to 12/31/2008      14.219370          14.654247             3,452.8266
01/01/2009 to 12/31/2009      14.654247          15.555545             3,161.0800
01/01/2010 to 12/31/2010      15.555545          16.288569             3,244.6122
01/01/2011 to 12/31/2011      16.288569          17.193088             1,960.5250
01/01/2012 to 12/31/2012      17.193088          17.378647             1,259.2567
01/01/2013 to 12/31/2013      17.378647          16.549114             1,229.6985
01/01/2014 to 12/31/2014      16.549114          17.114361             1,178.6779
01/01/2015 to 12/31/2015      17.114361          16.804901             1,100.5955
--------------------------    ---------          ---------            -----------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2006 to 12/31/2006         13.079966          15.407653           75,716.0116
01/01/2007 to 12/31/2007         15.407653          15.323839           54,998.1029
01/01/2008 to 12/31/2008         15.323839           8.606224           40,913.3101
01/01/2009 to 12/31/2009          8.606224          10.978662           43,905.1300
01/01/2010 to 12/31/2010         10.978662          12.391475           28,776.1175
01/01/2011 to 12/31/2011         12.391475          12.250561           31,785.5840
01/01/2012 to 12/31/2012         12.250561          14.082833           26,454.0811
01/01/2013 to 12/31/2013         14.082833          17.680725           26,695.9091
01/01/2014 to 12/31/2014         17.680725          18.837817           25,936.4280
01/01/2015 to 12/31/2015         18.837817          17.717550           22,896.0529
--------------------------       ---------          ---------           -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2006 to 12/31/2006         11.632986          13.876424          176,821.3254
01/01/2007 to 12/31/2007         13.876424          15.734037          116,483.2021
01/01/2008 to 12/31/2008         15.734037           9.212835          100,088.1869
01/01/2009 to 12/31/2009          9.212835          12.400287           90,000.6700
01/01/2010 to 12/31/2010         12.400287          13.203110           82,070.5314
01/01/2011 to 12/31/2011         13.203110          11.588810           69,009.1728
01/01/2012 to 12/31/2012         11.588810          13.456152           69,092.6107
01/01/2013 to 12/31/2013         13.456152          16.252062           61,196.2545
01/01/2014 to 12/31/2014         16.252062          14.185172           60,774.8863
01/01/2015 to 12/31/2015         14.185172          13.027468           61,633.6296
--------------------------       ---------          ---------          ------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.178148          10.497446            5,189.9526
01/01/2013 to 12/31/2013         10.497446          11.459381           29,163.0295
01/01/2014 to 12/31/2014         11.459381          12.081996           58,095.9200
01/01/2015 to 12/31/2015         12.081996          11.935192           54,893.6108
--------------------------       ---------          ---------          ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996796           1.037539                0.0000
01/01/2015 to 12/31/2015          1.037539           1.009006                0.0000
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.030108           6.992356        1,720,445.9303
01/01/2009 to 12/31/2009          6.992356           8.881638        3,252,652.1300
01/01/2010 to 12/31/2010          8.881638           9.784098        3,803,708.2323
01/01/2011 to 12/31/2011          9.784098           9.405479        3,720,487.5387
01/01/2012 to 12/31/2012          9.405479          10.486500        3,636,994.6124
01/01/2013 to 12/31/2013         10.486500          12.208182        3,440,159.9043
01/01/2014 to 12/31/2014         12.208182          12.715716        3,237,064.4371
01/01/2015 to 12/31/2015         12.715716          12.400753        2,816,824.0450
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.435949           6.342282        1,769,045.5680
01/01/2009 to 12/31/2009          6.342282           8.349533        2,424,613.8300
01/01/2010 to 12/31/2010          8.349533           9.306378        2,498,678.8047
01/01/2011 to 12/31/2011          9.306378           8.708073        2,613,840.2336
01/01/2012 to 12/31/2012          8.708073           9.933828        2,387,465.9683
01/01/2013 to 12/31/2013          9.933828          12.206386        2,213,019.1547
01/01/2014 to 12/31/2014         12.206386          12.754435        2,176,189.9736
01/01/2015 to 12/31/2015         12.754435          12.432218        2,132,234.5042
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.634170           7.664231          681,564.1327
01/01/2009 to 12/31/2009          7.664231           9.288692        1,864,648.0500
01/01/2010 to 12/31/2010          9.288692          10.026861        1,495,442.5447
01/01/2011 to 12/31/2011         10.026861           9.867207        1,178,660.4354
01/01/2012 to 12/31/2012          9.867207          10.740633        1,153,882.2955
01/01/2013 to 12/31/2013         10.740633          11.975342        1,086,841.1016
01/01/2014 to 12/31/2014         11.975342          12.478537        1,051,979.2246
01/01/2015 to 12/31/2015         12.478537          12.166943          972,266.5251
--------------------------       ---------          ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.107341          11.482334           62,539.1831
01/01/2013 to 12/31/2013         11.482334          10.895034          134,695.0142
01/01/2014 to 12/31/2014         10.895034          11.128446          145,068.0627
01/01/2015 to 12/31/2015         11.128446           9.883533          122,102.4339
--------------------------       ---------          ---------        --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.934082          10.228279           25,787.9890
01/01/2013 to 12/31/2013         10.228279          11.081407          106,154.1305
01/01/2014 to 12/31/2014         11.081407          11.527592          149,704.3644
01/01/2015 to 12/31/2015         11.527592          11.309628          121,555.5653
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.241861          19.245665          320,390.7743
01/01/2007 to 12/31/2007         19.245665          16.064120          249,511.4729
01/01/2008 to 12/31/2008         16.064120           9.201824          233,787.8379
01/01/2009 to 12/31/2009          9.201824          12.176868          226,420.8600
01/01/2010 to 12/31/2010         12.176868          13.886119          203,887.4580
01/01/2011 to 12/31/2011         13.886119          12.876948          181,275.4715
01/01/2012 to 12/31/2012         12.876948          15.932812          173,902.1391
01/01/2013 to 12/31/2013         15.932812          16.203410          168,721.1437
01/01/2014 to 12/31/2014         16.203410          18.025806          149,686.7665
01/01/2015 to 12/31/2015         18.025806          17.456087          133,216.9319
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          7.887068           7.612069        1,355,423.3051
01/01/2007 to 12/31/2007          7.612069           7.645002        1,041,174.5476
01/01/2008 to 12/31/2008          7.645002           4.576046          889,722.4014
01/01/2009 to 12/31/2009          4.576046           5.975843          818,395.1000
01/01/2010 to 12/31/2010          5.975843           7.265437          729,554.0714
01/01/2011 to 12/31/2011          7.265437           7.367833          835,271.7525
01/01/2012 to 12/31/2012          7.367833           8.574900          766,531.6980
01/01/2013 to 12/31/2013          8.574900          12.262580          676,170.6117
01/01/2014 to 12/31/2014         12.262580          14.319275          596,554.9374
01/01/2015 to 12/31/2015         14.319275          13.496115          548,961.2803
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON CLEARBRIDGE
AGGRESSIVE
 GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
01/01/2006 to 04/30/2006         11.308589          11.803783          331,487.3950
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
05/01/2006 to 12/31/2006         10.396280          11.116150          367,326.8825
01/01/2007 to 12/31/2007         11.116150          10.271927          243,054.4120
01/01/2008 to 12/31/2008         10.271927           4.578276          255,592.6761
01/01/2009 to 12/31/2009          4.578276           6.203956          280,709.8600
01/01/2010 to 12/31/2010          6.203956           6.540272          272,006.9936
01/01/2011 to 04/29/2011          6.540272           6.945274                0.0000
--------------------------       ---------          ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010647           1.045112        2,063,757.0497
01/01/2013 to 12/31/2013          1.045112           1.045571        1,893,930.5170
01/01/2014 to 12/31/2014          1.045571           1.084229        1,601,080.0032
01/01/2015 to 12/31/2015          1.084229           1.020107        1,545,552.9545
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.447819          11.909290          147,636.9975
01/01/2007 to 12/31/2007         11.909290          11.404215          160,904.1045
01/01/2008 to 12/31/2008         11.404215           7.177860          135,640.6151
01/01/2009 to 12/31/2009          7.177860           8.923076          210,478.4500
01/01/2010 to 12/31/2010          8.923076          10.065751          222,094.7334
01/01/2011 to 12/31/2011         10.065751           9.739920          203,882.6207
01/01/2012 to 12/31/2012          9.739920          11.328525          190,693.4822
01/01/2013 to 12/31/2013         11.328525          15.064004          203,976.4960
01/01/2014 to 12/31/2014         15.064004          16.173046          178,040.3917
01/01/2015 to 12/31/2015         16.173046          14.936038          167,274.6283
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         24.645723          27.231533         46,338.7516
01/01/2007 to 12/31/2007         27.231533          26.983126         36,801.0511
01/01/2008 to 12/31/2008         26.983126          16.255612         33,204.2585
01/01/2009 to 12/31/2009         16.255612          20.254023         29,050.7800
01/01/2010 to 12/31/2010         20.254023          25.034194         25,469.9760
01/01/2011 to 12/31/2011         25.034194          23.737464         22,996.7732
01/01/2012 to 12/31/2012         23.737464          26.807498         21,317.5023
01/01/2013 to 12/31/2013         26.807498          34.393158         19,471.2072
01/01/2014 to 12/31/2014         34.393158          37.143332         17,001.1956
01/01/2015 to 12/31/2015         37.143332          33.286237         11,255.8169
--------------------------       ---------          ---------         -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         24.798069          26.691009        252,440.4570
01/01/2007 to 12/31/2007         26.691009          26.993344        204,311.9135
01/01/2008 to 12/31/2008         26.993344          16.230660        189,869.0687
01/01/2009 to 12/31/2009         16.230660          20.170985        255,975.6100
01/01/2010 to 12/31/2010         20.170985          24.868818        234,355.7043
01/01/2011 to 12/31/2011         24.868818          23.522724        155,003.4132
01/01/2012 to 12/31/2012         23.522724          26.496199        145,101.9986
01/01/2013 to 12/31/2013         26.496199          33.910186        177,908.4943
01/01/2014 to 12/31/2014         33.910186          36.516974        169,571.5388
01/01/2015 to 12/31/2015         36.516974          32.644245        109,936.5915
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.782480          14.335678        626,501.9730
01/01/2007 to 12/31/2007         14.335678          15.637262        585,719.6194
01/01/2008 to 12/31/2008         15.637262           9.409582        507,753.1697
01/01/2009 to 12/31/2009          9.409582          12.367259        466,082.9400
01/01/2010 to 12/31/2010         12.367259          15.327193        398,408.3390
01/01/2011 to 12/31/2011         15.327193          14.891553        376,693.7405
01/01/2012 to 12/31/2012         14.891553          17.290758        262,322.7907
01/01/2013 to 12/31/2013         17.290758          23.805318        319,630.3724
01/01/2014 to 12/31/2014         23.805318          25.230252        219,059.4686
01/01/2015 to 12/31/2015         25.230252          24.356456        246,796.9706
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012701           1.047153         60,756.8599
01/01/2013 to 12/31/2013          1.047153           1.141470        214,830.1202
01/01/2014 to 12/31/2014          1.141470           1.199313        856,267.8665
01/01/2015 to 12/31/2015          1.199313           1.188452        368,009.6133
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         16.739654          17.979973            8,443.2032
01/01/2007 to 12/31/2007         17.979973          18.866890            5,644.1237
01/01/2008 to 12/31/2008         18.866890          15.120018            4,684.3309
01/01/2009 to 12/31/2009         15.120018          20.363337            2,604.0200
01/01/2010 to 12/31/2010         20.363337          22.635640            2,265.2094
01/01/2011 to 12/31/2011         22.635640          23.305744            1,205.0008
01/01/2012 to 12/31/2012         23.305744          25.907494              988.5328
01/01/2013 to 12/31/2013         25.907494          27.523853            1,077.6955
01/01/2014 to 12/31/2014         27.523853          28.417062            1,104.7136
01/01/2015 to 12/31/2015         28.417062          27.386840            1,102.0658
--------------------------       ---------          ---------            ----------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.865474          18.080789          883,966.3053
01/01/2007 to 12/31/2007         18.080789          18.919602          722,771.4459
01/01/2008 to 12/31/2008         18.919602          15.124411          584,225.4541
01/01/2009 to 12/31/2009         15.124411          20.317210          519,017.5600
01/01/2010 to 12/31/2010         20.317210          22.542192          465,761.3742
01/01/2011 to 12/31/2011         22.542192          23.128254          405,805.4391
01/01/2012 to 12/31/2012         23.128254          25.654361          378,187.8879
01/01/2013 to 12/31/2013         25.654361          27.207186          345,391.5204
01/01/2014 to 12/31/2014         27.207186          28.012247          323,726.4175
01/01/2015 to 12/31/2015         28.012247          26.914264          283,568.6505
--------------------------       ---------          ---------          ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987535           9.740597           41,153.0489
01/01/2012 to 12/31/2012          9.740597           9.986641           57,949.6640
01/01/2013 to 12/31/2013          9.986641           9.922338           69,384.5257
01/01/2014 to 12/31/2014          9.922338           9.848415           51,876.2920
01/01/2015 to 12/31/2015          9.848415           9.612514           51,938.0170
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.698167           7.594535        2,095,952.6013
01/01/2009 to 12/31/2009          7.594535           9.894153        1,596,603.7200
01/01/2010 to 12/31/2010          9.894153          11.321306        1,451,227.4818
01/01/2011 to 12/31/2011         11.321306          10.477473        1,330,524.7197
01/01/2012 to 12/31/2012         10.477473          12.012329        1,276,477.5885
01/01/2013 to 12/31/2013         12.012329          15.279383        1,244,756.5605
01/01/2014 to 12/31/2014         15.279383          15.770441        1,113,539.5382
01/01/2015 to 12/31/2015         15.770441          15.178031        1,006,585.2448
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE AGGRESSIVE STRATEGY
SUB-ACCOUNT
 (CLASS B))
11/01/2006 to 12/31/2006          9.930000          10.308659        1,239,595.4628
01/01/2007 to 12/31/2007         10.308659          11.013769        1,420,878.2105
01/01/2008 to 11/07/2008         11.013769           6.656614                0.0000
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.960927          10.395119          3,960.2735
01/01/2013 to 12/31/2013         10.395119          11.675982        411,154.7260
01/01/2014 to 12/31/2014         11.675982          12.574137        478,506.7046
01/01/2015 to 12/31/2015         12.574137          11.845004        504,039.2825
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077631           1.123774         31,337.6918
01/01/2014 to 12/31/2014          1.123774           1.205943        135,426.8925
01/01/2015 to 12/31/2015          1.205943           1.170076        274,724.9880
--------------------------       ---------          ---------        ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         17.738948          19.755188          3,922.1882
01/01/2007 to 12/31/2007         19.755188          18.858801          2,073.3883
01/01/2008 to 12/31/2008         18.858801          13.022393          1,613.2378
01/01/2009 to 12/31/2009         13.022393          16.219943          1,254.9500
01/01/2010 to 12/31/2010         16.219943          19.140287              0.0000
01/01/2011 to 12/31/2011         19.140287          17.164407              0.0000
01/01/2012 to 12/31/2012         17.164407          19.937426              0.0000
01/01/2013 to 12/31/2013         19.937426          26.007332              0.0000
01/01/2014 to 12/31/2014         26.007332          26.045187              0.0000
01/01/2015 to 12/31/2015         26.045187          24.248932              0.0000
--------------------------       ---------          ---------        ------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.071495          17.858290        704,913.6963
01/01/2007 to 12/31/2007         17.858290          17.008110        491,512.3578
01/01/2008 to 12/31/2008         17.008110          11.722197        501,050.8223
01/01/2009 to 12/31/2009         11.722197          14.558366        376,337.5900
01/01/2010 to 12/31/2010         14.558366          17.143934        424,169.6817
01/01/2011 to 12/31/2011         17.143934          15.325747        368,891.8414
01/01/2012 to 12/31/2012         15.325747          17.758225        248,306.0224
01/01/2013 to 12/31/2013         17.758225          23.100870        300,564.8186
01/01/2014 to 12/31/2014         23.100870          23.077950        271,303.7736
01/01/2015 to 12/31/2015         23.077950          21.440311        238,350.9909
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.385773           6.123445        217,663.3260
01/01/2009 to 12/31/2009          6.123445          10.160875        298,255.9400
01/01/2010 to 12/31/2010         10.160875          12.340627        251,991.7111
01/01/2011 to 12/31/2011         12.340627           9.853738        251,780.4865
01/01/2012 to 12/31/2012          9.853738          11.505677        395,265.7499
01/01/2013 to 12/31/2013         11.505677          10.737520        275,804.4530
01/01/2014 to 12/31/2014         10.737520           9.858227        268,805.2783
01/01/2015 to 12/31/2015          9.858227           8.344877        279,468.2890
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
VARIABLE INSURANCE
 PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2))
01/01/2006 to 12/31/2006         15.717185          19.773932          147,239.8530
01/01/2007 to 12/31/2007         19.773932          25.009344          102,861.1378
01/01/2008 to 04/25/2008         25.009344          22.737088                0.0000
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         12.723493          15.860338              504.6129
01/01/2007 to 12/31/2007         15.860338          17.694914              453.4129
01/01/2008 to 12/31/2008         17.694914          10.034710              522.7916
01/01/2009 to 12/31/2009         10.034710          13.002739              471.8400
01/01/2010 to 12/31/2010         13.002739          14.259296              529.2102
01/01/2011 to 12/31/2011         14.259296          12.543446              566.9474
01/01/2012 to 12/31/2012         12.543446          14.409333              580.5609
01/01/2013 to 12/31/2013         14.409333          16.923221              637.9745
01/01/2014 to 12/31/2014         16.923221          15.501718              719.0682
01/01/2015 to 12/31/2015         15.501718          14.997297              723.5608
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.607434          15.680393        1,003,465.2248
01/01/2007 to 12/31/2007         15.680393          17.454683          828,521.3989
01/01/2008 to 12/31/2008         17.454683           9.884817          588,021.2914
01/01/2009 to 12/31/2009          9.884817          12.779445          544,766.7400
01/01/2010 to 12/31/2010         12.779445          13.990078          503,394.1880
01/01/2011 to 12/31/2011         13.990078          12.274831          477,435.5115
01/01/2012 to 12/31/2012         12.274831          14.075937          557,370.7408
01/01/2013 to 12/31/2013         14.075937          16.489817          399,200.6228
01/01/2014 to 12/31/2014         16.489817          15.070088          365,759.8138
01/01/2015 to 12/31/2015         15.070088          14.538673          350,026.5362
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS
 B) AND BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006          9.869788          10.505630          103,433.6886
01/01/2007 to 12/31/2007         10.505630          12.739847           98,665.4468
01/01/2008 to 12/31/2008         12.739847           6.662170           93,515.7637
01/01/2009 to 12/31/2009          6.662170          10.290859           85,049.8000
01/01/2010 to 12/31/2010         10.290859          13.350550           74,115.1862
01/01/2011 to 12/31/2011         13.350550          12.205173           63,069.4841
01/01/2012 to 12/31/2012         12.205173          13.098874           62,685.7496
01/01/2013 to 12/31/2013         13.098874          17.885829           62,860.3621
01/01/2014 to 12/31/2014         17.885829          17.744888           59,624.6029
01/01/2015 to 12/31/2015         17.744888          16.552906           47,583.3709
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999754           1.032732                0.0000
01/01/2015 to 12/31/2015          1.032732           0.958753                0.0000
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.959923          12.277851       1,862,279.1932
01/01/2007 to 12/31/2007         12.277851          12.969788       1,393,983.3777
01/01/2008 to 12/31/2008         12.969788          12.790020       1,298,575.9372
01/01/2009 to 12/31/2009         12.790020          14.826672       1,417,197.9600
01/01/2010 to 12/31/2010         14.826672          15.752043       1,460,193.3452
01/01/2011 to 12/31/2011         15.752043          15.962182       1,321,654.2392
01/01/2012 to 12/31/2012         15.962182          17.129299       1,204,297.3140
01/01/2013 to 12/31/2013         17.129299          16.501480       1,104,260.1509
01/01/2014 to 12/31/2014         16.501480          16.886492         989,574.6569
01/01/2015 to 12/31/2015         16.886492          16.586082         879,229.8615
--------------------------       ---------          ---------       --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT
(ADMINISTRATIVE
 CLASS))
01/01/2006 to 12/31/2006         13.126659          13.389721         142,537.6271
01/01/2007 to 12/31/2007         13.389721          14.301278         109,016.5766
01/01/2008 to 12/31/2008         14.301278          14.718941          81,312.0332
01/01/2009 to 05/01/2009         14.718941          15.197777               0.0000
--------------------------       ---------          ---------       --------------

PIONEER FUND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         12.604707          15.412194          67,619.5000
01/01/2010 to 12/31/2010         15.412194          17.548973          62,413.3547
01/01/2011 to 12/31/2011         17.548973          16.396759          55,261.9462
01/01/2012 to 12/31/2012         16.396759          17.773798          51,422.9335
01/01/2013 to 12/31/2013         17.773798          23.167563          51,819.0742
01/01/2014 to 12/31/2014         23.167563          25.241683          49,647.7236
01/01/2015 to 12/31/2015         25.241683          24.729244          44,033.7749
--------------------------       ---------          ---------       --------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
01/01/2006 to 12/31/2006         10.964002          12.135801         116,574.5115
01/01/2007 to 04/27/2007         12.135801          12.821151               0.0000
--------------------------       ---------          ---------       --------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S.
 EQUITY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.674945          12.594941         133,851.2532
01/01/2007 to 12/31/2007         12.594941          12.329097         213,548.9644
01/01/2008 to 12/31/2008         12.329097           7.215915         206,888.9397
01/01/2009 to 05/01/2009          7.215915           7.125379               0.0000
--------------------------       ---------          ---------       --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.729226          10.865912          40,902.4915
01/01/2013 to 12/31/2013         10.865912          10.189740          39,474.2888
01/01/2014 to 12/31/2014         10.189740          10.764236          17,646.5389
01/01/2015 to 12/31/2015         10.764236          10.617679          23,631.2964
--------------------------       ---------          ---------       --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.214980          10.723087          123,980.0761
01/01/2014 to 12/31/2014         10.723087          11.441855          181,280.1454
01/01/2015 to 12/31/2015         11.441855          11.097109          150,293.6596
--------------------------       ---------          ---------          ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010679           1.065216          489,598.0398
01/01/2013 to 12/31/2013          1.065216           1.151996          930,018.6103
01/01/2014 to 12/31/2014          1.151996           1.219011          977,785.6248
01/01/2015 to 12/31/2015          1.219011           1.186739        1,047,213.7630
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT CYCLICAL GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.119934          11.105461            9,772.1730
01/01/2007 to 12/31/2007         11.105461          11.495118           95,243.1354
01/01/2008 to 12/31/2008         11.495118           8.460286           87,036.9202
01/01/2009 to 12/31/2009          8.460286          10.377335          310,482.4800
01/01/2010 to 12/31/2010         10.377335          11.439728          415,917.3046
01/01/2011 to 12/31/2011         11.439728          11.355300          517,220.4676
01/01/2012 to 12/31/2012         11.355300          12.584198          425,526.0812
01/01/2013 to 12/31/2013         12.584198          13.958021          425,456.7987
01/01/2014 to 12/31/2014         13.958021          14.505773          368,391.9583
01/01/2015 to 12/31/2015         14.505773          13.967291          322,806.9862
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) AND
BEFORE
 THAT CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.158070          11.359002           33,120.0469
01/01/2007 to 12/31/2007         11.359002          11.782087           45,992.5393
01/01/2008 to 12/31/2008         11.782087           7.756380           57,831.2657
01/01/2009 to 12/31/2009          7.756380           9.834791          188,378.7600
01/01/2010 to 12/31/2010          9.834791          11.026635          240,212.3081
01/01/2011 to 12/31/2011         11.026635          10.599738          286,855.9251
01/01/2012 to 12/31/2012         10.599738          11.974538          294,720.9772
01/01/2013 to 12/31/2013         11.974538          13.886441          307,667.6569
01/01/2014 to 12/31/2014         13.886441          14.372340          309,739.1988
01/01/2015 to 12/31/2015         14.372340          13.789705          327,792.1752
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         46.182080          53.537677          111,644.0358
01/01/2007 to 12/31/2007         53.537677          54.687755           83,716.1735
01/01/2008 to 12/31/2008         54.687755          34.270046           71,962.2722
01/01/2009 to 12/31/2009         34.270046          39.943971           65,681.7300
01/01/2010 to 12/31/2010         39.943971          46.029633           61,003.9945
01/01/2011 to 12/31/2011         46.029633          43.506636           57,106.0096
01/01/2012 to 12/31/2012         43.506636          50.533753           51,015.5267
01/01/2013 to 12/31/2013         50.533753          66.552437           41,204.0648
01/01/2014 to 12/31/2014         66.552437          74.232519           36,345.3044
01/01/2015 to 12/31/2015         74.232519          70.493082           33,346.9348
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         47.870784          55.381470        634,180.4254
01/01/2007 to 12/31/2007         55.381470          56.412292        488,664.9173
01/01/2008 to 12/31/2008         56.412292          35.274100        423,441.9663
01/01/2009 to 12/31/2009         35.274100          41.017004        400,760.5600
01/01/2010 to 12/31/2010         41.017004          47.141906        366,872.6632
01/01/2011 to 12/31/2011         47.141906          44.445719        335,102.1328
01/01/2012 to 12/31/2012         44.445719          51.496264        329,415.0186
01/01/2013 to 12/31/2013         51.496264          67.660932        263,824.3044
01/01/2014 to 12/31/2014         67.660932          75.279414        266,658.1850
01/01/2015 to 12/31/2015         75.279414          71.285095        220,244.0401
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-
 ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2006 to 12/31/2006         12.563934          14.303923          7,866.1786
01/01/2007 to 12/31/2007         14.303923          13.199018          5,148.5976
01/01/2008 to 12/31/2008         13.199018           7.946382          5,400.6317
01/01/2009 to 12/31/2009          7.946382          10.131337          4,529.7600
01/01/2010 to 04/30/2010         10.131337          10.809962              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006          7.989630           8.362537        208,475.0506
01/01/2007 to 12/31/2007          8.362537           9.678877        152,895.3103
01/01/2008 to 12/31/2008          9.678877           5.738892        128,077.9923
01/01/2009 to 12/31/2009          5.738892           8.220821        106,062.7200
01/01/2010 to 12/31/2010          8.220821          10.341026         91,380.1797
01/01/2011 to 12/31/2011         10.341026          10.014929         79,731.2050
01/01/2012 to 12/31/2012         10.014929          11.205366         74,355.1959
01/01/2013 to 12/31/2013         11.205366          15.073310         61,743.4953
01/01/2014 to 12/31/2014         15.073310          16.735115         54,035.8310
01/01/2015 to 12/31/2015         16.735115          17.566665         45,292.9664
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          7.890626           8.227961        894,709.4546
01/01/2007 to 12/31/2007          8.227961           9.505627        924,956.0286
01/01/2008 to 12/31/2008          9.505627           5.624666        627,621.3948
01/01/2009 to 12/31/2009          5.624666           8.036369        780,523.6200
01/01/2010 to 12/31/2010          8.036369          10.078183        716,578.3168
01/01/2011 to 12/31/2011         10.078183           9.735655        607,434.9428
01/01/2012 to 12/31/2012          9.735655          10.869334        572,135.0898
01/01/2013 to 12/31/2013         10.869334          14.580492        528,126.6336
01/01/2014 to 12/31/2014         14.580492          16.149772        353,334.2371
01/01/2015 to 12/31/2015         16.149772          16.920211        389,996.5990
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.847404          19.232927         43,611.1346
01/01/2007 to 12/31/2007         19.232927          20.789882         21,147.5437
01/01/2008 to 12/31/2008         20.789882          11.384621         23,802.7985
01/01/2009 to 12/31/2009         11.384621          13.628692         23,082.5700
01/01/2010 to 12/31/2010         13.628692          14.304106         18,418.9868
01/01/2011 to 12/31/2011         14.304106          11.220835         15,113.9477
01/01/2012 to 12/31/2012         11.220835          13.153924         15,265.5663
01/01/2013 to 12/31/2013         13.153924          14.875007         70,935.5639
01/01/2014 to 12/31/2014         14.875007          14.121177         70,552.8620
01/01/2015 to 12/31/2015         14.121177          13.568265         71,647.9353
--------------------------       ---------          ---------         -----------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         41.321531          42.265461         18,760.9537
01/01/2007 to 12/31/2007         42.265461          44.007225         11,185.1738
01/01/2008 to 12/31/2008         44.007225          41.636053          9,194.3193
01/01/2009 to 12/31/2009         41.636053          44.648821          6,998.5000
01/01/2010 to 12/31/2010         44.648821          47.390936          7,064.7905
01/01/2011 to 12/31/2011         47.390936          49.482268          6,027.4945
01/01/2012 to 12/31/2012         49.482268          52.133539          5,380.5383
01/01/2013 to 12/31/2013         52.133539          50.687522          4,691.3680
01/01/2014 to 12/31/2014         50.687522          53.173512          4,455.1144
01/01/2015 to 12/31/2015         53.173512          52.402884          4,145.6337
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.530251          10.728696         28,648.6800
01/01/2010 to 12/31/2010         10.728696          12.625951         25,506.8341
01/01/2011 to 12/31/2011         12.625951          11.291725         25,042.0740
01/01/2012 to 12/31/2012         11.291725          12.683100         23,714.7021
01/01/2013 to 12/31/2013         12.683100          16.719582         22,713.1306
01/01/2014 to 12/31/2014         16.719582          17.882451         20,599.7929
01/01/2015 to 12/31/2015         17.882451          18.666246         20,094.1952
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
05/01/2006 to 12/31/2006         14.322039          14.121432            456.9937
01/01/2007 to 12/31/2007         14.121432          15.521237         40,492.2846
01/01/2008 to 12/31/2008         15.521237           8.743205         29,937.6525
01/01/2009 to 05/01/2009          8.743205           8.304478              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/
 AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E))
04/30/2007 to 12/31/2007         14.613309          15.232061          2,243.4975
01/01/2008 to 12/31/2008         15.232061           8.568904          2,287.4982
01/01/2009 to 05/01/2009          8.568904           8.134333              0.0000
--------------------------       ---------          ---------         -----------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/
 AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E), AND BEFORE THAT AIM VARIABLE INSURANCE
FUNDS - AIM
 V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II))
01/01/2006 to 12/31/2006         11.692564          12.180260            2,848.0241
01/01/2007 to 04/27/2007         12.180260          12.973632                0.0000
--------------------------       ---------          ---------            ----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          9.876390          10.142173          864,570.9573
01/01/2007 to 12/31/2007         10.142173          10.439815          856,002.8871
01/01/2008 to 12/31/2008         10.439815          10.519575        1,816,844.5984
01/01/2009 to 12/31/2009         10.519575          10.358072        1,383,944.9100
01/01/2010 to 12/31/2010         10.358072          10.173286          945,751.3899
01/01/2011 to 12/31/2011         10.173286           9.992289        1,202,849.4439
01/01/2012 to 12/31/2012          9.992289           9.813061        1,144,877.0364
01/01/2013 to 12/31/2013          9.813061           9.637997          734,027.6940
01/01/2014 to 12/31/2014          9.637997           9.466058          676,585.0545
01/01/2015 to 12/31/2015          9.466058           9.297185          735,108.1518
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.562016          11.642913          734,085.5057
01/01/2007 to 12/31/2007         11.642913          12.736327          586,119.8675
01/01/2008 to 12/31/2008         12.736327           7.936920          527,842.6455
01/01/2009 to 12/31/2009          7.936920          10.879438          487,751.3500
01/01/2010 to 12/31/2010         10.879438          11.894387          441,211.0944
01/01/2011 to 12/31/2011         11.894387          11.708536          391,632.6187
01/01/2012 to 12/31/2012         11.708536          13.287480          770,040.2188
01/01/2013 to 12/31/2013         13.287480          17.844249          688,823.4226
01/01/2014 to 12/31/2014         17.844249          19.058273          687,221.2642
01/01/2015 to 12/31/2015         19.058273          20.691121          575,660.4057
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.465353           8.947983        1,528,712.0855
01/01/2007 to 12/31/2007          8.947983          10.043168        1,441,276.4124
01/01/2008 to 12/31/2008         10.043168           5.332099          993,381.0298
01/01/2009 to 12/31/2009          5.332099           7.525685          905,834.7800
01/01/2010 to 12/31/2010          7.525685           8.086054          803,662.2766
01/01/2011 to 12/31/2011          8.086054           7.832451          686,579.4063
01/01/2012 to 04/27/2012          7.832451           8.800013                0.0000
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH
 SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006          9.856596          10.622222           65,390.6136
01/01/2007 to 12/31/2007         10.622222          10.881820           41,756.2479
01/01/2008 to 12/31/2008         10.881820           6.272226           38,451.0476
01/01/2009 to 12/31/2009          6.272226           7.988471           36,107.3900
01/01/2010 to 12/31/2010          7.988471          10.305612           31,147.3644
01/01/2011 to 12/31/2011         10.305612          10.400009           23,857.7688
01/01/2012 to 12/31/2012         10.400009          11.326206           21,264.5951
01/01/2013 to 12/31/2013         11.326206          16.506159           19,732.4225
01/01/2014 to 12/31/2014         16.506159          16.363193           19,033.3494
01/01/2015 to 12/31/2015         16.363193          16.300641           16,938.5942
--------------------------       ---------          ---------           -----------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE FUNDS
- AIM V.I.
 CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I))
01/01/2006 to 12/31/2006         11.796229          12.316286           51,628.2980
01/01/2007 to 04/27/2007         12.316286          13.131532                0.0000
--------------------------       ---------          ---------           -----------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.453089          13.682515           13,981.2944
01/01/2015 to 12/31/2015         13.682515          13.359733           49,276.4636
--------------------------       ---------          ---------           -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.036313          14.390080        5,445,938.2373
01/01/2015 to 12/31/2015         14.390080          13.981661        4,900,397.5355
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.570853          11.064002          614,186.3552
01/01/2007 to 12/31/2007         11.064002          11.508762        1,111,839.0685
01/01/2008 to 12/31/2008         11.508762           8.968693        1,635,860.6121
01/01/2009 to 12/31/2009          8.968693          10.826616        2,874,485.2700
01/01/2010 to 12/31/2010         10.826616          11.792861        3,452,041.6595
01/01/2011 to 12/31/2011         11.792861          11.788574        3,096,012.1286
01/01/2012 to 12/31/2012         11.788574          12.840462        2,862,196.1934
01/01/2013 to 12/31/2013         12.840462          13.756466        2,091,940.1540
01/01/2014 to 04/25/2014         13.756466          13.852173                0.0000
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.979421          11.506096         3,802,320.2469
01/01/2007 to 12/31/2007         11.506096          12.001131         4,928,840.2004
01/01/2008 to 12/31/2008         12.001131           8.672324         4,853,593.9947
01/01/2009 to 12/31/2009          8.672324          10.739578         5,717,505.2500
01/01/2010 to 12/31/2010         10.739578          11.855988         5,193,032.7145
01/01/2011 to 12/31/2011         11.855988          11.631326         4,847,688.4421
01/01/2012 to 12/31/2012         11.631326          12.838561         4,531,143.4256
01/01/2013 to 12/31/2013         12.838561          14.403353         3,999,718.6892
01/01/2014 to 04/25/2014         14.403353          14.448906                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.434587          14.910526        12,394,479.9853
01/01/2015 to 12/31/2015         14.910526          14.458852        11,168,701.9613
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME SUB-ACCOUNT
(CLASS B))
11/01/2006 to 12/31/2006          9.960000          10.194751           580,987.0175
01/01/2007 to 12/31/2007         10.194751          10.654766         1,286,017.5048
01/01/2008 to 11/07/2008         10.654766           7.308650                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.332647           8.277530        17,988,455.9112
01/01/2009 to 12/31/2009          8.277530          10.433553        17,343,593.7200
01/01/2010 to 12/31/2010         10.433553          11.639689        16,601,085.3712
01/01/2011 to 12/31/2011         11.639689          11.237801        15,303,664.1037
01/01/2012 to 12/31/2012         11.237801          12.573811        14,405,559.8417
01/01/2013 to 12/31/2013         12.573811          14.747678        13,359,110.2385
01/01/2014 to 04/25/2014         14.747678          14.749798                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.408551          14.969507        11,007,746.8515
01/01/2015 to 12/31/2015         14.969507          14.453064        10,102,971.7770
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT
(CLASS B))
11/01/2006 to 12/31/2006          9.950000          10.231021           468,496.4610
01/01/2007 to 12/31/2007         10.231021          10.845714         1,032,987.8457
01/01/2008 to 11/07/2008         10.845714           6.899862                 0.0000
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    ----------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.040775           7.953419       16,996,458.2720
01/01/2009 to 12/31/2009          7.953419          10.162676       15,646,290.1200
01/01/2010 to 12/31/2010         10.162676          11.527582       13,841,831.8488
01/01/2011 to 12/31/2011         11.527582          10.883780       12,854,262.5677
01/01/2012 to 12/31/2012         10.883780          12.368927       11,785,991.4468
01/01/2013 to 12/31/2013         12.368927          15.296509       11,423,391.3074
01/01/2014 to 04/25/2014         15.296509          15.215505                0.0000
--------------------------       ---------          ---------       ---------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.505159          13.019175          345,337.9029
01/01/2007 to 12/31/2007         13.019175          13.424435          284,178.8531
01/01/2008 to 12/31/2008         13.424435           8.273378          270,144.6858
01/01/2009 to 12/31/2009          8.273378          10.234088          290,907.4100
01/01/2010 to 12/31/2010         10.234088          11.510447          246,176.4788
01/01/2011 to 12/31/2011         11.510447          11.492700          244,933.6841
01/01/2012 to 12/31/2012         11.492700          13.030657          238,255.2995
01/01/2013 to 12/31/2013         13.030657          16.858533          221,661.6539
01/01/2014 to 12/31/2014         16.858533          18.730418          197,774.5182
01/01/2015 to 12/31/2015         18.730418          18.568010          175,086.0369
--------------------------       ---------          ---------       ---------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006         18.169902          20.781085            6,074.2373
01/01/2007 to 12/31/2007         20.781085          19.654931            4,790.7314
01/01/2008 to 12/31/2008         19.654931          11.860654            5,319.2526
01/01/2009 to 12/31/2009         11.860654          13.144101            5,373.3100
01/01/2010 to 12/31/2010         13.144101          15.664925            5,332.7165
01/01/2011 to 12/31/2011         15.664925          16.233312            3,813.7350
01/01/2012 to 12/31/2012         16.233312          17.497134            4,843.2606
01/01/2013 to 12/31/2013         17.497134          23.747926          123,293.2154
01/01/2014 to 12/31/2014         23.747926          23.254168          116,048.6904
01/01/2015 to 12/31/2015         23.254168          22.926111          105,957.3492
--------------------------       ---------          ---------       ---------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         17.376400          19.562422           16,151.1848
01/01/2007 to 04/27/2007         19.562422          21.239450                0.0000
--------------------------       ---------          ---------       ---------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.287476          15.297171          242,339.9123
01/01/2008 to 12/31/2008         15.297171           9.269262          172,029.0776
01/01/2009 to 12/31/2009          9.269262          12.450655          219,371.2700
01/01/2010 to 12/31/2010         12.450655          15.024065          188,859.8686
01/01/2011 to 12/31/2011         15.024065          13.977994          168,160.1761
01/01/2012 to 12/31/2012         13.977994          14.452926          162,175.7777
01/01/2013 to 04/26/2013         14.452926          15.651038                0.0000
--------------------------       ---------          ---------       ---------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.330450          13.671249        288,347.4815
01/01/2007 to 12/31/2007         13.671249          14.661070        181,191.0535
01/01/2008 to 12/31/2008         14.661070           8.351138        155,208.2045
01/01/2009 to 12/31/2009          8.351138          11.732152        138,554.2100
01/01/2010 to 12/31/2010         11.732152          13.452354        145,468.9307
01/01/2011 to 12/31/2011         13.452354          13.036443        122,075.6401
01/01/2012 to 12/31/2012         13.036443          15.193594        110,026.6603
01/01/2013 to 12/31/2013         15.193594          20.707934        157,219.9614
01/01/2014 to 12/31/2014         20.707934          22.133589        152,526.2287
01/01/2015 to 12/31/2015         22.133589          24.024065        140,568.2927
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VIP GROWTH SUB-ACCOUNT
(SERVICE CLASS
 2))
01/01/2006 to 04/30/2006         11.763177          12.273593        349,028.7031
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
04/30/2007 to 12/31/2007         15.175146          15.560513            158.6289
01/01/2008 to 12/31/2008         15.560513           9.750963            151.3195
01/01/2009 to 12/31/2009          9.750963          13.308948             73.8000
01/01/2010 to 12/31/2010         13.308948          17.633597             67.6507
01/01/2011 to 12/31/2011         17.633597          17.626057              0.0000
01/01/2012 to 12/31/2012         17.626057          20.110006              0.0000
01/01/2013 to 12/31/2013         20.110006          28.551894              0.0000
01/01/2014 to 12/31/2014         28.551894          29.979091              0.0000
01/01/2015 to 12/31/2015         29.979091          30.241630              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A) (FORMERLY DWS VARIABLE SERIES II -
DWS SMALL
 CAP GROWTH VIP SUB-ACCOUNT (SERIES II))
01/01/2006 to 12/31/2006          9.347852           9.665065            243.6568
01/01/2007 to 04/27/2007          9.665065          10.339877              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         13.911464          14.159703         39,135.0211
01/01/2007 to 12/31/2007         14.159703          15.231368         31,249.2727
01/01/2008 to 12/31/2008         15.231368           9.525987         29,404.3293
01/01/2009 to 12/31/2009          9.525987          12.970768         27,287.3700
01/01/2010 to 12/31/2010         12.970768          17.155450         19,354.8764
01/01/2011 to 12/31/2011         17.155450          17.093865         19,290.9924
01/01/2012 to 12/31/2012         17.093865          19.458084         18,501.6996
01/01/2013 to 12/31/2013         19.458084          27.552818         16,828.0540
01/01/2014 to 12/31/2014         27.552818          28.859903         17,090.6603
01/01/2015 to 12/31/2015         28.859903          29.043406         15,123.7297
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         19.130722          19.697047           23,988.6400
01/01/2007 to 12/31/2007         19.697047          20.060276           15,670.9445
01/01/2008 to 12/31/2008         20.060276          16.702254           14,289.2433
01/01/2009 to 12/31/2009         16.702254          21.636289           12,885.0700
01/01/2010 to 12/31/2010         21.636289          23.897233           11,853.1904
01/01/2011 to 12/31/2011         23.897233          24.841662           11,559.5784
01/01/2012 to 12/31/2012         24.841662          27.151441           10,794.1947
01/01/2013 to 12/31/2013         27.151441          26.887583            9,960.6024
01/01/2014 to 12/31/2014         26.887583          27.804687            9,632.5113
01/01/2015 to 12/31/2015         27.804687          26.762302           28,828.8239
--------------------------       ---------          ---------           -----------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         12.695134          14.265570        1,861,949.3347
01/01/2007 to 12/31/2007         14.265570          14.630624        1,485,940.4058
01/01/2008 to 12/31/2008         14.630624           8.699080        1,318,175.6319
01/01/2009 to 12/31/2009          8.699080          11.263222        1,224,577.7000
01/01/2010 to 12/31/2010         11.263222          12.369630        1,120,293.8513
01/01/2011 to 12/31/2011         12.369630          11.641659          987,619.3230
01/01/2012 to 12/31/2012         11.641659          12.885091          857,991.0856
01/01/2013 to 12/31/2013         12.885091          16.898436          754,758.6576
01/01/2014 to 12/31/2014         16.898436          18.330797          664,359.8467
01/01/2015 to 12/31/2015         18.330797          18.411859          591,855.9892
--------------------------       ---------          ---------        --------------

PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2006 to 12/31/2006         12.798080          13.714983           39,844.4490
01/01/2007 to 12/31/2007         13.714983          13.941628           29,514.0131
01/01/2008 to 12/31/2008         13.941628          10.473103           30,740.5388
01/01/2009 to 12/31/2009         10.473103          14.428137           26,794.0700
01/01/2010 to 12/31/2010         14.428137          16.220596           23,959.1280
01/01/2011 to 12/31/2011         16.220596          16.463990           20,947.3074
01/01/2012 to 12/31/2012         16.463990          18.480624           27,846.9283
01/01/2013 to 12/31/2013         18.480624          19.191818           18,580.1384
01/01/2014 to 12/31/2014         19.191818          19.478994           14,749.1943
01/01/2015 to 12/31/2015         19.478994          18.816902           16,916.4702
--------------------------       ---------          ---------        --------------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2006 to 12/31/2006         11.867987          12.120524           88,099.4950
01/01/2007 to 12/31/2007         12.120524          12.780874           84,160.1456
01/01/2008 to 12/31/2008         12.780874          12.499825          110,824.8541
01/01/2009 to 12/31/2009         12.499825          13.912225          105,908.8100
01/01/2010 to 12/31/2010         13.912225          14.386725          109,191.0070
01/01/2011 to 12/31/2011         14.386725          14.287350           93,933.7013
01/01/2012 to 12/31/2012         14.287350          14.852260           91,471.6493
01/01/2013 to 12/31/2013         14.852260          14.567572           95,074.3214
01/01/2014 to 12/31/2014         14.567572          14.429504           93,757.5009
01/01/2015 to 12/31/2015         14.429504          14.216560          112,096.7285
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2006 to 12/31/2006          8.974888          10.128622         11,540.9034
01/01/2007 to 12/31/2007         10.128622          10.629051         11,368.9046
01/01/2008 to 12/31/2008         10.629051           5.988695          3,910.3153
01/01/2009 to 07/17/2009          5.988695           5.944169              0.0000
--------------------------       ---------          ---------         -----------

PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
09/27/2010 to 12/31/2010         11.016462          12.465835            572.6625
01/01/2011 to 12/31/2011         12.465835          11.621520         10,711.6126
01/01/2012 to 12/31/2012         11.621520          13.326010          5,297.3511
01/01/2013 to 12/31/2013         13.326010          17.857793          1,308.7319
01/01/2014 to 12/31/2014         17.857793          19.905215          1,912.8135
01/01/2015 to 12/31/2015         19.905215          19.493444          1,899.4041
--------------------------       ---------          ---------         -----------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT
(CLASS IB))
01/01/2006 to 12/31/2006         12.587676          13.037754          6,174.1131
01/01/2007 to 12/31/2007         13.037754          13.291656          5,784.1932
01/01/2008 to 12/31/2008         13.291656           7.108215          3,547.7018
01/01/2009 to 12/31/2009          7.108215           9.686538          3,402.3300
01/01/2010 to 09/24/2010          9.686538          11.054229              0.0000

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2015. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

CLASS B




                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2006 to 12/31/2006      14.376903          18.180489            68,472.2828
01/01/2007 to 12/31/2007      18.180489          20.559009            49,045.1493
01/01/2008 to 12/31/2008      20.559009          12.089678            39,057.5895
01/01/2009 to 12/31/2009      12.089678          16.123098            29,914.2300
01/01/2010 to 12/31/2010      16.123098          17.944243            25,658.5638
01/01/2011 to 12/31/2011      17.944243          16.502309            20,197.6082
01/01/2012 to 12/31/2012      16.502309          18.799138            17,539.3485
01/01/2013 to 12/31/2013      18.799138          22.062525            10,966.3777
01/01/2014 to 12/31/2014      22.062525          21.827884            10,159.2298
01/01/2015 to 12/31/2015      21.827884          21.020002             9,407.8850
--------------------------    ---------          ---------            -----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
11/13/2006 to 12/31/2006      24.996230          25.897358               637.1521
01/01/2007 to 12/31/2007      25.897358          29.327190            31,550.3058
01/01/2008 to 12/31/2008      29.327190          17.816451            42,840.2070
01/01/2009 to 12/31/2009      17.816451          25.001149            42,063.4800
01/01/2010 to 12/31/2010      25.001149          27.549595            43,756.5613
01/01/2011 to 12/31/2011      27.549595          24.753205            37,263.4254
01/01/2012 to 12/31/2012      24.753205          29.914327            35,085.2840
01/01/2013 to 12/31/2013      29.914327          38.105586            29,987.7879
01/01/2014 to 12/31/2014      38.105586          38.445013            23,180.4141
01/01/2015 to 12/31/2015      38.445013          40.540352            21,209.8108
--------------------------    ---------          ---------            -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008      31.991996          16.195181             2,636.0768
01/01/2009 to 12/31/2009      16.195181          25.759215             7,106.8100
01/01/2010 to 12/31/2010      25.759215          31.094880             7,742.4220
01/01/2011 to 12/31/2011      31.094880          24.792918             8,354.7054
01/01/2012 to 12/31/2012      24.792918          28.890418             8,567.9413
01/01/2013 to 12/31/2013      28.890418          36.545260             7,199.7767
01/01/2014 to 12/31/2014      36.545260          36.802126             7,211.0985
01/01/2015 to 12/31/2015      36.802126          36.386897             7,152.6852
--------------------------    ---------          ---------            -----------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         168.747676          97.573231           2,637.5240
01/01/2009 to 12/31/2009          97.573231         134.137714           6,155.7400
01/01/2010 to 12/31/2010         134.137714         156.984055           8,384.3304
01/01/2011 to 12/31/2011         156.984055         148.185068           7,102.3029
01/01/2012 to 12/31/2012         148.185068         172.256160           6,913.7774
01/01/2013 to 12/31/2013         172.256160         220.994344           6,909.3133
01/01/2014 to 12/31/2014         220.994344         236.465020           4,826.0248
01/01/2015 to 12/31/2015         236.465020         249.169117           4,237.3180
--------------------------       ----------         ----------           ----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2006 to 12/31/2006          11.856027          14.198986       1,712,855.8537
01/01/2007 to 12/31/2007          14.198986          16.164643       1,094,311.3935
01/01/2008 to 12/31/2008          16.164643           9.503099         930,983.3379
01/01/2009 to 12/31/2009           9.503099          12.842236         856,851.5200
01/01/2010 to 12/31/2010          12.842236          13.728420         784,849.5232
01/01/2011 to 12/31/2011          13.728420          12.098150         691,218.7736
01/01/2012 to 12/31/2012          12.098150          14.104148         658,394.0752
01/01/2013 to 12/31/2013          14.104148          17.102922         579,564.1519
01/01/2014 to 12/31/2014          17.102922          14.987713         546,717.9939
01/01/2015 to 12/31/2015          14.987713          13.819733         508,025.4503
--------------------------       ----------         ----------       --------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.219284          10.568199           9,872.4945
01/01/2013 to 12/31/2013          10.568199          11.582847          19,659.1276
01/01/2014 to 12/31/2014          11.582847          12.261112          15,462.5411
01/01/2015 to 12/31/2015          12.261112          12.160685          14,536.0810
--------------------------       ----------         ----------       --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014           0.996850           1.040408               0.0000
01/01/2015 to 12/31/2015           1.040408           1.015852               0.0000
--------------------------       ----------         ----------       --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.153421          11.560958          78,687.2378
01/01/2013 to 12/31/2013          11.560958          11.013615          64,229.5813
01/01/2014 to 12/31/2014          11.013615          11.294663          54,908.8288
01/01/2015 to 12/31/2015          11.294663          10.071399          80,579.4510
--------------------------       ----------         ----------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012           9.974236          10.297225          65,814.7992
01/01/2013 to 12/31/2013          10.297225          11.200807          84,971.8824
01/01/2014 to 12/31/2014          11.200807          11.698501          83,056.3491
01/01/2015 to 12/31/2015          11.698501          11.523323          71,338.4715
--------------------------       ----------         ----------       --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         14.423572          18.188601            5,115.8100
01/01/2010 to 12/31/2010         18.188601          20.764713            5,191.6772
01/01/2011 to 12/31/2011         20.764713          20.956683           11,424.5807
01/01/2012 to 12/31/2012         20.956683          24.082343           14,688.6481
01/01/2013 to 12/31/2013         24.082343          25.963982           22,954.9073
01/01/2014 to 12/31/2014         25.963982          26.446703           21,964.1523
01/01/2015 to 12/31/2015         26.446703          25.023573           21,442.2809
--------------------------       ---------          ---------           -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.145432           9.375546          898,902.5035
01/01/2009 to 12/31/2009          9.375546          12.456502          850,762.0600
01/01/2010 to 12/31/2010         12.456502          14.261852          725,773.5792
01/01/2011 to 12/31/2011         14.261852          13.278301          627,471.1486
01/01/2012 to 12/31/2012         13.278301          16.495575          566,014.5596
01/01/2013 to 12/31/2013         16.495575          16.842986          516,133.9085
01/01/2014 to 12/31/2014         16.842986          18.812389          476,973.5960
01/01/2015 to 12/31/2015         18.812389          18.290851          430,967.1818
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.487126           7.692749        3,247,343.5164
01/01/2012 to 12/31/2012          7.692749           8.989117        2,874,047.2420
01/01/2013 to 12/31/2013          8.989117          12.906402        2,340,718.2792
01/01/2014 to 12/31/2014         12.906402          15.131470        2,154,270.2554
01/01/2015 to 12/31/2015         15.131470          14.318818        1,936,931.5390
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON CLEARBRIDGE
AGGRESSIVE
 GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
01/01/2006 to 04/30/2006         11.475744          11.993749        2,261,675.0287
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
05/01/2006 to 12/31/2006         10.417047          11.167932        2,202,980.2348
01/01/2007 to 12/31/2007         11.167932          10.361388        1,673,293.9561
01/01/2008 to 12/31/2008         10.361388           4.636803        1,882,751.0198
01/01/2009 to 12/31/2009          4.636803           6.308458        1,900,175.9400
01/01/2010 to 12/31/2010          6.308458           6.677074        1,705,574.4558
01/01/2011 to 04/29/2011          6.677074           7.099800                0.0000
--------------------------       ---------          ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010713           1.047990          861,995.8827
01/01/2013 to 12/31/2013          1.047990           1.052652        1,479,332.1236
01/01/2014 to 12/31/2014          1.052652           1.095947        1,111,795.1038
01/01/2015 to 12/31/2015          1.095947           1.035267        1,017,535.9507
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.475896          11.989012          861,814.3818
01/01/2007 to 12/31/2007         11.989012          11.526833          562,462.6008
01/01/2008 to 12/31/2008         11.526833           7.284283          479,137.1863
01/01/2009 to 12/31/2009          7.284283           9.091671          470,628.1100
01/01/2010 to 12/31/2010          9.091671          10.297003          429,712.7986
01/01/2011 to 12/31/2011         10.297003          10.003552          372,244.5892
01/01/2012 to 12/31/2012         10.003552          11.682023          331,441.2073
01/01/2013 to 12/31/2013         11.682023          15.596276          312,727.9147
01/01/2014 to 12/31/2014         15.596276          16.811629          289,063.5138
01/01/2015 to 12/31/2015         16.811629          15.588040          270,307.7552
--------------------------       ---------          ---------          ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         25.273416          27.957521        2,755,632.5016
01/01/2007 to 12/31/2007         27.957521          27.732058        2,294,755.3848
01/01/2008 to 12/31/2008         27.732058          16.742026        1,991,599.9433
01/01/2009 to 12/31/2009         16.742026          20.889916        1,789,583.2400
01/01/2010 to 12/31/2010         20.889916          25.858287        1,544,524.0034
01/01/2011 to 12/31/2011         25.858287          24.556513        1,324,837.8687
01/01/2012 to 12/31/2012         24.556513          27.772107        1,184,827.2736
01/01/2013 to 12/31/2013         27.772107          35.685485        1,010,159.8372
01/01/2014 to 12/31/2014         35.685485          38.582772          890,433.1187
01/01/2015 to 12/31/2015         38.582772          34.629296          797,379.7505
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006         14.271853          16.150224          356,583.2946
01/01/2007 to 04/27/2007         16.150224          17.207373                0.0000
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012767           1.050036           46,916.3142
01/01/2013 to 12/31/2013          1.050036           1.149200          123,147.5952
01/01/2014 to 12/31/2014          1.149200           1.212274          147,803.8773
01/01/2015 to 12/31/2015          1.212274           1.206111          420,917.6996
--------------------------       ---------          ---------        --------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.277076           9.843513            1,377.2908
01/01/2009 to 12/31/2009          9.843513          12.499594            5,064.7600
01/01/2010 to 12/31/2010         12.499594          14.698521            7,082.1213
01/01/2011 to 12/31/2011         14.698521          12.992729            5,391.8162
01/01/2012 to 12/31/2012         12.992729          14.778850            6,154.1433
01/01/2013 to 12/31/2013         14.778850          19.368355            4,611.5104
01/01/2014 to 12/31/2014         19.368355          19.933964            4,439.2310
01/01/2015 to 12/31/2015         19.933964          18.195678            4,791.8646
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.191034          18.503458        2,724,436.6780
01/01/2007 to 12/31/2007         18.503458          19.439891        2,385,792.5670
01/01/2008 to 12/31/2008         19.439891          15.602834        1,972,521.5350
01/01/2009 to 12/31/2009         15.602834          21.043810        1,814,859.2100
01/01/2010 to 12/31/2010         21.043810          23.441889        1,584,525.2231
01/01/2011 to 12/31/2011         23.441889          24.147479        1,220,739.4138
01/01/2012 to 12/31/2012         24.147479          26.892804        1,094,792.7197
01/01/2013 to 12/31/2013         26.892804          28.634885          955,330.1494
01/01/2014 to 12/31/2014         28.634885          29.600344          851,587.4555
01/01/2015 to 12/31/2015         29.600344          28.554137          764,570.0995
--------------------------       ---------          ---------        --------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006         14.271853          16.150224          356,583.2946
01/01/2007 to 04/27/2007         16.150224          17.207373                0.0000
--------------------------       ---------          ---------        --------------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE FUNDS
- AIM V.I.
 CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I))
01/01/2006 to 12/31/2006         12.022461          12.602674          262,539.9468
01/01/2007 to 04/27/2007         12.602674          13.454401                0.0000
--------------------------       ---------          ---------        --------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988083           9.767007           22,478.3298
01/01/2012 to 12/31/2012          9.767007          10.054067           37,926.1028
01/01/2013 to 12/31/2013         10.054067          10.029369           31,351.5397
01/01/2014 to 12/31/2014         10.029369           9.994549           48,996.3299
01/01/2015 to 12/31/2015          9.994549           9.794250           71,969.4221
--------------------------       ---------          ---------        --------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.788310          12.200953                0.0000
01/01/2011 to 12/31/2011         12.200953          11.991877                0.0000
01/01/2012 to 12/31/2012         11.991877          13.513736                0.0000
01/01/2013 to 12/31/2013         13.513736          13.464108                0.0000
01/01/2014 to 12/31/2014         13.464108          13.428355                0.0000
01/01/2015 to 12/31/2015         13.428355          12.690835                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006         12.455111          13.042619          384,247.6498
01/01/2007 to 12/31/2007         13.042619          13.231586          317,277.2361
01/01/2008 to 12/31/2008         13.231586           7.722094        3,840,682.0826
01/01/2009 to 12/31/2009          7.722094          10.100668        3,504,983.5700
01/01/2010 to 12/31/2010         10.100668          11.603880        3,319,453.8282
01/01/2011 to 12/31/2011         11.603880          10.781962        2,974,570.0289
01/01/2012 to 12/31/2012         10.781962          12.411214        2,863,186.0500
01/01/2013 to 12/31/2013         12.411214          15.849987        3,012,187.3011
01/01/2014 to 12/31/2014         15.849987          16.424966        2,359,252.8177
01/01/2015 to 12/31/2015         16.424966          15.871355        2,144,347.8966
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.001185          10.465180           29,368.5301
01/01/2013 to 12/31/2013         10.465180          11.801777          195,730.6705
01/01/2014 to 12/31/2014         11.801777          12.760543          214,957.1040
01/01/2015 to 12/31/2015         12.760543          12.068797          190,703.8577
--------------------------       ---------          ---------          ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079734           1.129006           35,509.6706
01/01/2014 to 12/31/2014          1.129006           1.216413           76,593.6832
01/01/2015 to 12/31/2015          1.216413           1.184966          563,022.2692
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.493454           6.189533        1,102,739.6876
01/01/2009 to 12/31/2009          6.189533          10.311678        1,018,045.0200
01/01/2010 to 12/31/2010         10.311678          12.573888          892,372.3645
01/01/2011 to 12/31/2011         12.573888          10.080204          807,068.1927
01/01/2012 to 12/31/2012         10.080204          11.817517          771,317.6702
01/01/2013 to 12/31/2013         11.817517          11.072761          751,255.9339
01/01/2014 to 12/31/2014         11.072761          10.206795          746,162.6117
01/01/2015 to 12/31/2015         10.206795           8.674616          746,443.0346
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.850864          16.047013        2,795,017.9181
01/01/2007 to 12/31/2007         16.047013          17.934775        2,133,704.5264
01/01/2008 to 12/31/2008         17.934775          10.197634        1,899,633.7142
01/01/2009 to 12/31/2009         10.197634          13.236719        1,720,344.5400
01/01/2010 to 12/31/2010         13.236719          14.548673        1,551,526.9124
01/01/2011 to 12/31/2011         14.548673          12.816060        1,361,315.7117
01/01/2012 to 12/31/2012         12.816060          14.755778        1,230,657.8745
01/01/2013 to 12/31/2013         14.755778          17.355494        1,085,369.2547
01/01/2014 to 12/31/2014         17.355494          15.924843        1,015,645.7276
01/01/2015 to 12/31/2015         15.924843          15.424892          981,709.0798
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS
 B) AND BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.059071          10.749914        1,049,935.9085
01/01/2007 to 12/31/2007         10.749914          13.088605          962,079.3573
01/01/2008 to 12/31/2008         13.088605           6.872158          820,745.1277
01/01/2009 to 12/31/2009          6.872158          10.657745          735,115.9400
01/01/2010 to 12/31/2010         10.657745          13.881861          635,207.3291
01/01/2011 to 12/31/2011         13.881861          12.741688          528,116.2523
01/01/2012 to 12/31/2012         12.741688          13.729784          479,524.0023
01/01/2013 to 12/31/2013         13.729784          18.822369          417,637.0411
01/01/2014 to 12/31/2014         18.822369          18.748923          364,092.6956
01/01/2015 to 12/31/2015         18.748923          17.559642          324,120.8057
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.824885          19.304552         44,608.5775
01/01/2007 to 12/31/2007         19.304552          20.226655         56,892.9112
01/01/2008 to 12/31/2008         20.226655          11.855415         45,162.6395
01/01/2009 to 12/31/2009         11.855415          16.343625         41,975.9500
01/01/2010 to 12/31/2010         16.343625          18.683400         40,065.1329
01/01/2011 to 12/31/2011         18.683400          16.875548         28,798.6598
01/01/2012 to 12/31/2012         16.875548          20.163307         25,662.9198
01/01/2013 to 12/31/2013         20.163307          25.273996         53,220.8822
01/01/2014 to 12/31/2014         25.273996          25.456537         47,589.7111
01/01/2015 to 12/31/2015         25.456537          26.090558         41,365.9972
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
01/01/2006 to 12/31/2006         16.654863          20.005792         78,123.9879
01/01/2007 to 12/31/2007         20.005792          20.189157         86,591.4665
01/01/2008 to 12/31/2008         20.189157          11.481842         70,704.2828
01/01/2009 to 12/31/2009         11.481842          14.843788         57,382.9500
01/01/2010 to 12/31/2010         14.843788          15.719856         51,837.0673
01/01/2011 to 04/29/2011         15.719856          17.538619              0.0000
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998466           6.569280          7,784.9071
01/01/2009 to 12/31/2009          6.569280           8.591113         18,647.4400
01/01/2010 to 12/31/2010          8.591113           9.120547         13,964.0239
01/01/2011 to 12/31/2011          9.120547           8.373692         90,429.4051
01/01/2012 to 12/31/2012          8.373692          10.090892         77,112.3056
01/01/2013 to 04/26/2013         10.090892          10.727673              0.0000
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999808           1.035588              0.0000
01/01/2015 to 12/31/2015          1.035588           0.965260              0.0000
--------------------------       ---------          ---------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.720714          12.964097        136,722.3700
01/01/2010 to 12/31/2010         12.964097          13.776063        139,449.1644
01/01/2011 to 12/31/2011         13.776063          15.098543        122,946.6354
01/01/2012 to 12/31/2012         15.098543          16.247044        120,984.2065
01/01/2013 to 12/31/2013         16.247044          14.535178         98,564.5589
01/01/2014 to 12/31/2014         14.535178          14.747780         85,945.4712
01/01/2015 to 12/31/2015         14.747780          14.090470         84,798.5512
--------------------------       ---------          ---------        ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.190831          12.564918        6,897,540.2797
01/01/2007 to 12/31/2007         12.564918          13.326509        4,996,074.1802
01/01/2008 to 12/31/2008         13.326509          13.194597        4,115,797.8116
01/01/2009 to 12/31/2009         13.194597          15.356937        3,882,929.9700
01/01/2010 to 12/31/2010         15.356937          16.380770        3,609,585.9066
01/01/2011 to 12/31/2011         16.380770          16.665641        3,158,874.8786
01/01/2012 to 12/31/2012         16.665641          17.956240        2,879,622.0633
01/01/2013 to 12/31/2013         17.956240          17.367454        2,575,386.1671
01/01/2014 to 12/31/2014         17.367454          17.843899        2,352,106.1902
01/01/2015 to 12/31/2015         17.843899          17.596714        2,091,422.7245
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         18.232689          19.692998            1,061.0685
01/01/2007 to 12/31/2007         19.692998          20.389610            1,920.2283
01/01/2008 to 12/31/2008         20.389610          13.503357            2,728.7651
01/01/2009 to 12/31/2009         13.503357          16.496076          309,507.3500
01/01/2010 to 12/31/2010         16.496076          18.905667          269,289.3650
01/01/2011 to 12/31/2011         18.905667          17.795573          230,997.2588
01/01/2012 to 12/31/2012         17.795573          19.405234          204,998.3097
01/01/2013 to 12/31/2013         19.405234          25.464845          173,253.9292
01/01/2014 to 12/31/2014         25.464845          27.912558          145,791.3374
01/01/2015 to 12/31/2015         27.912558          27.541898          130,535.7435
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S.
 EQUITY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.847505          12.832183        1,736,516.9146
01/01/2007 to 12/31/2007         12.832183          12.611970        1,866,339.3225
01/01/2008 to 12/31/2008         12.611970           7.411236        1,539,768.7032
01/01/2009 to 05/01/2009          7.411236           7.328008                0.0000
--------------------------       ---------          ---------        --------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         18.498247          19.215033            1,321.4963
01/01/2007 to 12/31/2007         19.215033          20.205784            8,016.5064
01/01/2008 to 12/31/2008         20.205784          17.783915           11,457.4822
01/01/2009 to 12/31/2009         17.783915          23.339258           11,398.8100
01/01/2010 to 12/31/2010         23.339258          25.817038           12,605.5013
01/01/2011 to 12/31/2011         25.817038          26.382895           13,872.2609
01/01/2012 to 12/31/2012         26.382895          29.038399           15,902.5844
01/01/2013 to 12/31/2013         29.038399          29.077016           12,571.5891
01/01/2014 to 12/31/2014         29.077016          29.987037           12,388.8397
01/01/2015 to 12/31/2015         29.987037          29.187014           12,227.6631
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.772567          10.939129            8,532.0028
01/01/2013 to 12/31/2013         10.939129          10.299529           18,707.4898
01/01/2014 to 12/31/2014         10.299529          10.923814              786.2353
01/01/2015 to 12/31/2015         10.923814          10.818275              779.3887
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.216095          10.753200            661.2216
01/01/2014 to 12/31/2014         10.753200          11.519972          2,538.2963
01/01/2015 to 12/31/2015         11.519972          11.217665         42,426.9867
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010746           1.068149        116,613.3500
01/01/2013 to 12/31/2013          1.068149           1.159797        125,181.9119
01/01/2014 to 12/31/2014          1.159797           1.232184        119,672.2938
01/01/2015 to 12/31/2015          1.232184           1.204372         69,611.7899
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.805560          10.555519        568,420.8200
01/01/2010 to 12/31/2010         10.555519          11.682751        500,424.4526
01/01/2011 to 12/31/2011         11.682751          11.642906        509,016.8278
01/01/2012 to 12/31/2012         11.642906          12.954905        449,789.1324
01/01/2013 to 12/31/2013         12.954905          14.426778        424,001.1963
01/01/2014 to 12/31/2014         14.426778          15.053018        397,288.0803
01/01/2015 to 12/31/2015         15.053018          14.552333        368,305.1133
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.105854          10.003688        337,070.0300
01/01/2010 to 12/31/2010         10.003688          11.260907        415,301.1672
01/01/2011 to 12/31/2011         11.260907          10.868245        404,144.2941
01/01/2012 to 12/31/2012         10.868245          12.327324        375,677.3665
01/01/2013 to 12/31/2013         12.327324          14.352831        386,753.4539
01/01/2014 to 12/31/2014         14.352831          14.914593        301,255.3357
01/01/2015 to 12/31/2015         14.914593          14.367352        293,187.3427
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         49.250312          57.322718        549,747.6577
01/01/2007 to 12/31/2007         57.322718          58.790098        462,648.1547
01/01/2008 to 12/31/2008         58.790098          36.989355        408,615.4821
01/01/2009 to 12/31/2009         36.989355          43.286415        373,523.2900
01/01/2010 to 12/31/2010         43.286415          50.081055        334,645.6953
01/01/2011 to 12/31/2011         50.081055          47.525399        290,480.7679
01/01/2012 to 12/31/2012         47.525399          55.423980        249,711.0096
01/01/2013 to 12/31/2013         55.423980          73.285175        210,015.6826
01/01/2014 to 12/31/2014         73.285175          82.069803        180,558.8692
01/01/2015 to 12/31/2015         82.069803          78.248028        164,487.8921
--------------------------       ---------          ---------        ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         48.795052          56.676303        2,604,255.8159
01/01/2007 to 12/31/2007         56.676303          57.963907        2,274,885.1085
01/01/2008 to 12/31/2008         57.963907          36.390485        1,902,966.3943
01/01/2009 to 12/31/2009         36.390485          42.484860        1,677,205.1000
01/01/2010 to 12/31/2010         42.484860          49.024477        1,488,563.8264
01/01/2011 to 12/31/2011         49.024477          46.405570        1,307,682.1382
01/01/2012 to 12/31/2012         46.405570          53.983597        1,147,503.7026
01/01/2013 to 12/31/2013         53.983597          71.213135          975,167.2712
01/01/2014 to 12/31/2014         71.213135          79.549130          855,158.8242
01/01/2015 to 12/31/2015         79.549130          75.630276          760,709.6912
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-
 ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2006 to 12/31/2006         12.803698          14.635138          100,475.7681
01/01/2007 to 12/31/2007         14.635138          13.559101           91,862.4833
01/01/2008 to 12/31/2008         13.559101           8.196072           68,269.2161
01/01/2009 to 12/31/2009          8.196072          10.491570           65,403.4300
01/01/2010 to 04/30/2010         10.491570          11.209019                0.0000
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          8.043025           8.420410        2,544,871.5675
01/01/2007 to 12/31/2007          8.420410           9.767155        1,555,557.4566
01/01/2008 to 12/31/2008          9.767155           5.802712        1,368,774.0508
01/01/2009 to 12/31/2009          5.802712           8.323983        1,271,141.6700
01/01/2010 to 12/31/2010          8.323983          10.480662        1,096,246.7216
01/01/2011 to 12/31/2011         10.480662          10.164966          936,112.4789
01/01/2012 to 12/31/2012         10.164966          11.394364          867,641.7793
01/01/2013 to 12/31/2013         11.394364          15.345991          784,285.7231
01/01/2014 to 12/31/2014         15.345991          17.065785          696,587.9359
01/01/2015 to 12/31/2015         17.065785          17.951590          615,808.6510
--------------------------       ---------          ---------        --------------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.081403           8.476756            1,213.6500
01/01/2010 to 12/31/2010          8.476756           9.392538            2,752.8959
01/01/2011 to 12/31/2011          9.392538           9.278453            1,076.5609
01/01/2012 to 12/31/2012          9.278453          10.367592            1,582.8394
01/01/2013 to 12/31/2013         10.367592          13.717390            7,828.0789
01/01/2014 to 12/31/2014         13.717390          15.341207            4,873.7284
01/01/2015 to 12/31/2015         15.341207          15.795138            4,869.3354
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.028072          19.516872        369,894.8808
01/01/2007 to 12/31/2007         19.516872          21.181830        237,900.4983
01/01/2008 to 12/31/2008         21.181830          11.645978        233,944.9914
01/01/2009 to 12/31/2009         11.645978          13.997455        245,727.7800
01/01/2010 to 12/31/2010         13.997455          14.749953        236,344.4745
01/01/2011 to 12/31/2011         14.749953          11.616925        214,734.2561
01/01/2012 to 12/31/2012         11.616925          13.673094        207,647.2451
01/01/2013 to 12/31/2013         13.673094          15.524057        183,997.9197
01/01/2014 to 12/31/2014         15.524057          14.796430        173,039.0410
01/01/2015 to 12/31/2015         14.796430          14.274091        163,446.2368
--------------------------       ---------          ---------        ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         16.820278          16.119922          3,991.2349
01/01/2014 to 12/31/2014         16.119922          16.763690          7,155.2446
01/01/2015 to 12/31/2015         16.763690          16.521318          8,983.0589
--------------------------       ---------          ---------        ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         45.187527          46.404498        181,627.5359
01/01/2007 to 12/31/2007         46.404498          48.511491         77,062.2091
01/01/2008 to 12/31/2008         48.511491          46.082096         67,919.6938
01/01/2009 to 12/31/2009         46.082096          49.614569         66,289.4300
01/01/2010 to 12/31/2010         49.614569          52.872659         64,680.4054
01/01/2011 to 12/31/2011         52.872659          55.426490         57,357.3936
01/01/2012 to 12/31/2012         55.426490          58.631517         60,291.0528
01/01/2013 to 12/31/2013         58.631517          57.233781         46,733.6523
01/01/2014 to 12/31/2014         57.233781          60.281435         41,236.9592
01/01/2015 to 12/31/2015         60.281435          59.645923         39,006.6099
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.006542          11.357631        158,964.4200
01/01/2010 to 12/31/2010         11.357631          13.419616        160,666.6038
01/01/2011 to 12/31/2011         13.419616          12.049544        135,978.0988
01/01/2012 to 12/31/2012         12.049544          13.588812        118,749.6096
01/01/2013 to 12/31/2013         13.588812          17.985305        103,372.0092
01/01/2014 to 12/31/2014         17.985305          19.313315         95,418.6070
01/01/2015 to 12/31/2015         19.313315          20.240637         80,651.4873
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
04/30/2007 to 12/31/2007         15.582037          16.299852        196,512.1398
01/01/2008 to 12/31/2008         16.299852           9.218816        156,944.7812
01/01/2009 to 05/01/2009          9.218816           8.767882              0.0000
--------------------------       ---------          ---------        ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.067108          10.379339        1,054,558.9146
01/01/2007 to 12/31/2007         10.379339          10.726990        1,479,458.9527
01/01/2008 to 12/31/2008         10.726990          10.852384        2,369,639.8651
01/01/2009 to 12/31/2009         10.852384          10.728603        1,271,921.9100
01/01/2010 to 12/31/2010         10.728603          10.579444          827,032.2547
01/01/2011 to 12/31/2011         10.579444          10.432759          800,182.8141
01/01/2012 to 12/31/2012         10.432759          10.286924          543,756.9543
01/01/2013 to 12/31/2013         10.286924          10.143906          454,324.8768
01/01/2014 to 12/31/2014         10.143906          10.002876          336,698.0844
01/01/2015 to 12/31/2015         10.002876           9.863807          359,405.9280
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.732904          11.862235          943,781.8552
01/01/2007 to 12/31/2007         11.862235          13.028539          541,093.0646
01/01/2008 to 12/31/2008         13.028539           8.151742          512,829.9413
01/01/2009 to 12/31/2009          8.151742          11.218662          455,668.4700
01/01/2010 to 12/31/2010         11.218662          12.314380          431,137.9917
01/01/2011 to 12/31/2011         12.314380          12.170454          363,797.3759
01/01/2012 to 12/31/2012         12.170454          13.867318          708,976.5909
01/01/2013 to 12/31/2013         13.867318          18.697531          637,358.0732
01/01/2014 to 12/31/2014         18.697531          20.049645          551,761.4615
01/01/2015 to 12/31/2015         20.049645          21.854672          490,183.2583
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.628835           9.157247        1,425,858.4507
01/01/2007 to 12/31/2007          9.157247          10.319460        1,164,149.7768
01/01/2008 to 12/31/2008         10.319460           5.500886        1,031,663.6827
01/01/2009 to 12/31/2009          5.500886           7.795018          920,357.3200
01/01/2010 to 12/31/2010          7.795018           8.408984          800,021.1003
01/01/2011 to 12/31/2011          8.408984           8.177831          702,653.3920
01/01/2012 to 04/27/2012          8.177831           9.200030                0.0000
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH
 SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.561403          11.176208          279,360.3341
01/01/2008 to 12/31/2008         11.176208           6.467885          269,026.5994
01/01/2009 to 12/31/2009          6.467885           8.270691          249,470.7800
01/01/2010 to 12/31/2010          8.270691          10.712388          211,043.0950
01/01/2011 to 12/31/2011         10.712388          10.853762          172,959.0012
01/01/2012 to 12/31/2012         10.853762          11.867994          152,441.3182
01/01/2013 to 12/31/2013         11.867994          17.364975          133,454.5143
01/01/2014 to 12/31/2014         17.364975          17.283597          111,937.5032
01/01/2015 to 12/31/2015         17.283597          17.286548           96,392.7439
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.713153          14.264505            5,823.4100
01/01/2010 to 12/31/2010         14.264505          17.243796            8,699.6544
01/01/2011 to 12/31/2011         17.243796          14.240851            5,765.4832
01/01/2012 to 12/31/2012         14.240851          16.555969            6,127.4973
01/01/2013 to 12/31/2013         16.555969          20.832100           12,843.2406
01/01/2014 to 12/31/2014         20.832100          19.167239           12,672.8324
01/01/2015 to 12/31/2015         19.167239          19.988522           12,761.5474
--------------------------       ---------          ---------           -----------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.947997          14.224312           32,910.0777
01/01/2015 to 12/31/2015         14.224312          13.944426           38,476.3536
--------------------------       ---------          ---------           -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.552711          14.959931        2,357,224.4496
01/01/2015 to 12/31/2015         14.959931          14.593613        2,100,975.0502
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.634052          11.159705          213,482.6632
01/01/2007 to 12/31/2007         11.159705          11.655090          895,535.4789
01/01/2008 to 12/31/2008         11.655090           9.119270          956,263.2877
01/01/2009 to 12/31/2009          9.119270          11.052490        1,056,137.4600
01/01/2010 to 12/31/2010         11.052490          12.087115          947,386.9188
01/01/2011 to 12/31/2011         12.087115          12.131028          933,875.1336
01/01/2012 to 12/31/2012         12.131028          13.266703        1,165,345.8123
01/01/2013 to 12/31/2013         13.266703          14.270071          926,980.6147
01/01/2014 to 04/25/2014         14.270071          14.387473                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.045054          11.605616        1,048,846.0172
01/01/2007 to 12/31/2007         11.605616          12.153713        2,439,714.8508
01/01/2008 to 12/31/2008         12.153713           8.817939        2,457,699.5216
01/01/2009 to 12/31/2009          8.817939          10.963654        2,467,051.0500
01/01/2010 to 12/31/2010         10.963654          12.151831        2,401,709.9166
01/01/2011 to 12/31/2011         12.151831          11.969236        2,310,722.6790
01/01/2012 to 12/31/2012         11.969236          13.264763        2,224,715.5658
01/01/2013 to 12/31/2013         13.264763          14.941129        1,858,370.6036
01/01/2014 to 04/25/2014         14.941129          15.007289                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.965675          15.501026        5,420,296.8907
01/01/2015 to 12/31/2015         15.501026          15.091729        5,010,516.7370
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.514026          12.126242        1,197,692.4507
01/01/2007 to 12/31/2007         12.126242          12.540561        1,247,614.2709
01/01/2008 to 12/31/2008         12.540561           8.416529        8,740,591.3600
01/01/2009 to 12/31/2009          8.416529          10.651271        8,415,942.3600
01/01/2010 to 12/31/2010         10.651271          11.930159        7,953,369.5881
01/01/2011 to 12/31/2011         11.930159          11.564314        7,265,321.2544
01/01/2012 to 12/31/2012         11.564314          12.991262        6,739,102.5150
01/01/2013 to 12/31/2013         12.991262          15.298349        5,819,812.9422
01/01/2014 to 04/25/2014         15.298349          15.319850                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.938744          15.562407        5,314,642.6254
01/01/2015 to 12/31/2015         15.562407          15.085754        4,938,241.9708
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         12.132810          12.785659        1,689,157.7915
01/01/2007 to 12/31/2007         12.785659          13.199806        1,728,216.5813
01/01/2008 to 12/31/2008         13.199806           8.086995        9,548,418.2379
01/01/2009 to 12/31/2009          8.086995          10.374777        8,937,190.6700
01/01/2010 to 12/31/2010         10.374777          11.815290        8,026,572.1466
01/01/2011 to 12/31/2011         11.815290          11.200053        6,891,088.9527
01/01/2012 to 12/31/2012         11.200053          12.779627        6,165,652.7323
01/01/2013 to 12/31/2013         12.779627          15.867726        5,522,679.8106
01/01/2014 to 04/25/2014         15.867726          15.803613                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998466           7.033638            4,497.7500
01/01/2009 to 12/31/2009          7.033638           8.916144            9,115.4400
01/01/2010 to 12/31/2010          8.916144           9.675478           53,016.3512
01/01/2011 to 12/31/2011          9.675478           9.373272           61,226.0577
01/01/2012 to 12/31/2012          9.373272          10.732527           64,869.3635
01/01/2013 to 04/26/2013         10.732527          11.554139                0.0000
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.657051          12.867217          599,012.5193
01/01/2007 to 12/31/2007         12.867217          13.209784          569,525.9290
01/01/2008 to 12/31/2008         13.209784          10.114637          484,924.5747
01/01/2009 to 12/31/2009         10.114637          11.799634          448,795.2600
01/01/2010 to 12/31/2010         11.799634          12.775706          401,419.8278
01/01/2011 to 12/31/2011         12.775706          12.870452          353,499.8014
01/01/2012 to 12/31/2012         12.870452          14.125725          307,095.4676
01/01/2013 to 12/31/2013         14.125725          16.534079          268,241.9579
01/01/2014 to 12/31/2014         16.534079          17.667850          242,540.0388
01/01/2015 to 12/31/2015         17.667850          17.352605          206,343.0367
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.982457          11.145871          7,070.1581
01/01/2009 to 12/31/2009         11.145871          13.253374         14,732.4200
01/01/2010 to 12/31/2010         13.253374          14.530243         23,267.6144
01/01/2011 to 12/31/2011         14.530243          14.420207         28,797.0102
01/01/2012 to 12/31/2012         14.420207          16.539022         29,135.9243
01/01/2013 to 12/31/2013         16.539022          22.080341         76,920.4237
01/01/2014 to 12/31/2014         22.080341          24.073061         70,804.3224
01/01/2015 to 12/31/2015         24.073061          23.651857         58,562.0427
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998466           6.600141         31,595.2696
01/01/2009 to 12/31/2009          6.600141           8.127948        100,837.2700
01/01/2010 to 12/31/2010          8.127948           8.898507        109,535.3959
01/01/2011 to 12/31/2011          8.898507           8.727061        104,082.0641
01/01/2012 to 12/31/2012          8.727061           9.802627         97,105.6402
01/01/2013 to 04/26/2013          9.802627          10.737897              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         20.072182          25.065607        132,425.7038
01/01/2014 to 12/31/2014         25.065607          24.642861        124,537.8219
01/01/2015 to 12/31/2015         24.642861          24.392597        118,468.9827
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         17.709541          20.017152         83,759.6956
01/01/2007 to 04/27/2007         20.017152          21.761503              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
05/01/2006 to 12/31/2006         11.399082          12.073431              0.0000
01/01/2007 to 04/27/2007         12.073431          13.336444              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.676092          15.683126        238,549.1532
01/01/2008 to 12/31/2008         15.683126           9.541425        224,016.7438
01/01/2009 to 12/31/2009          9.541425          12.867595        203,177.1000
01/01/2010 to 12/31/2010         12.867595          15.589341        184,524.9258
01/01/2011 to 12/31/2011         15.589341          14.561957        161,598.5269
01/01/2012 to 12/31/2012         14.561957          15.117416        145,340.9191
01/01/2013 to 04/26/2013         15.117416          16.391440              0.0000
--------------------------       ---------          ---------        ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.688022          14.123929        2,804,771.9465
01/01/2007 to 12/31/2007         14.123929          15.207568        1,541,185.1746
01/01/2008 to 12/31/2008         15.207568           8.697349        1,365,435.5781
01/01/2009 to 12/31/2009          8.697349          12.267470        1,233,179.5400
01/01/2010 to 12/31/2010         12.267470          14.122483        1,067,736.8364
01/01/2011 to 12/31/2011         14.122483          13.740600          911,275.1699
01/01/2012 to 12/31/2012         13.740600          16.078756          843,220.3481
01/01/2013 to 12/31/2013         16.078756          22.002126          748,591.7357
01/01/2014 to 12/31/2014         22.002126          23.611139          650,352.6526
01/01/2015 to 12/31/2015         23.611139          25.730527          552,662.1083
--------------------------       ---------          ---------        --------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.411949          14.727785          257,991.3721
01/01/2007 to 12/31/2007         14.727785          15.906297          229,887.7466
01/01/2008 to 12/31/2008         15.906297           9.988194          198,964.6469
01/01/2009 to 12/31/2009          9.988194          13.654627          189,293.9000
01/01/2010 to 12/31/2010         13.654627          18.132218          178,492.0684
01/01/2011 to 12/31/2011         18.132218          18.139410          152,937.8073
01/01/2012 to 12/31/2012         18.139410          20.731411          151,077.4732
01/01/2013 to 12/31/2013         20.731411          29.473380          132,492.8432
01/01/2014 to 12/31/2014         29.473380          30.995321          114,573.6278
01/01/2015 to 12/31/2015         30.995321          31.317447          108,803.4921
--------------------------       ---------          ---------        --------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         15.910544          18.813900                0.0000
01/01/2011 to 12/31/2011         18.813900          15.459213                0.0000
01/01/2012 to 12/31/2012         15.459213          15.636178                0.0000
01/01/2013 to 12/31/2013         15.636178          17.077069                0.0000
01/01/2014 to 12/31/2014         17.077069          13.669772                0.0000
01/01/2015 to 12/31/2015         13.669772           9.063939                0.0000
--------------------------       ---------          ---------        --------------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         12.940186          14.599039        3,840,149.6721
01/01/2007 to 12/31/2007         14.599039          15.032974        2,649,247.5448
01/01/2008 to 12/31/2008         15.032974           8.974351        2,343,989.2321
01/01/2009 to 12/31/2009          8.974351          11.666208        2,209,612.0000
01/01/2010 to 12/31/2010         11.666208          12.863512        1,986,424.9432
01/01/2011 to 12/31/2011         12.863512          12.154912        1,693,422.9569
01/01/2012 to 12/31/2012         12.154912          13.507356        1,511,819.7715
01/01/2013 to 12/31/2013         13.507356          17.785459        1,310,388.0076
01/01/2014 to 12/31/2014         17.785459          19.370331        1,131,483.5115
01/01/2015 to 12/31/2015         19.370331          19.533971          944,692.5227
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2006 to 12/31/2006      13.809168          16.183832           117,689.0897
01/01/2007 to 12/31/2007      16.183832          16.466350           122,252.2043
01/01/2008 to 12/31/2008      16.466350          11.180272            95,573.7492
01/01/2009 to 12/31/2009      11.180272          14.051174            71,605.3100
01/01/2010 to 12/31/2010      14.051174          15.602673            64,392.3712
01/01/2011 to 12/31/2011      15.602673          15.681839            53,149.4556
01/01/2012 to 12/31/2012      15.681839          18.447751            44,166.9111
01/01/2013 to 12/31/2013      18.447751          24.088215            32,285.3015
01/01/2014 to 12/31/2014      24.088215          26.760624            28,795.7932
01/01/2015 to 12/31/2015      26.760624          25.585629            25,055.1293

CLASS B




                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
11/13/2006 to 12/31/2006          24.758789          25.648127           197.5775
01/01/2007 to 12/31/2007          25.648127          29.015768         7,287.9249
01/01/2008 to 12/31/2008          29.015768          17.609553        16,560.8155
01/01/2009 to 12/31/2009          17.609553          24.686123        33,698.6800
01/01/2010 to 12/31/2010          24.686123          27.175296        56,871.6009
01/01/2011 to 12/31/2011          27.175296          24.392523        76,681.7296
01/01/2012 to 12/31/2012          24.392523          29.448836        72,803.3023
01/01/2013 to 12/31/2013          29.448836          37.475161        64,058.6101
01/01/2014 to 12/31/2014          37.475161          37.771172        60,564.2115
01/01/2015 to 12/31/2015          37.771172          39.789968        54,386.7835
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          31.673561          16.023082         4,775.8293
01/01/2009 to 12/31/2009          16.023082          25.460029        13,393.2000
01/01/2010 to 12/31/2010          25.460029          30.703040        22,480.2509
01/01/2011 to 12/31/2011          30.703040          24.456039        31,041.7147
01/01/2012 to 12/31/2012          24.456039          28.469236        30,073.9907
01/01/2013 to 12/31/2013          28.469236          35.976513        25,411.0037
01/01/2014 to 12/31/2014          35.976513          36.193153        25,410.8494
01/01/2015 to 12/31/2015          36.193153          35.749000        23,682.6164
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         164.707097          95.172164         1,817.9992
01/01/2009 to 12/31/2009          95.172164         130.706105         6,031.5400
01/01/2010 to 12/31/2010         130.706105         152.815227        11,308.1341
01/01/2011 to 12/31/2011         152.815227         144.105982        12,893.7884
01/01/2012 to 12/31/2012         144.105982         167.346219        12,305.9186
01/01/2013 to 12/31/2013         167.346219         214.480710        10,963.9128
01/01/2014 to 12/31/2014         214.480710         229.265986         9,948.3311
01/01/2015 to 12/31/2015         229.265986         241.341812         8,639.6949
--------------------------       ----------         ----------        -----------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.208984          10.550465        11,814.9398
01/01/2013 to 12/31/2013          10.550465          11.551854        21,045.4866
01/01/2014 to 12/31/2014          11.551854          12.216082        20,935.3392
01/01/2015 to 12/31/2015          12.216082          12.103911        20,177.9622
--------------------------       ----------         ----------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014           0.996837           1.039690             0.0000
01/01/2015 to 12/31/2015           1.039690           1.014136             0.0000
--------------------------       ----------         ----------        -----------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.141882          11.541250         45,180.7926
01/01/2013 to 12/31/2013         11.541250          10.983847         89,069.8353
01/01/2014 to 12/31/2014         10.983847          11.252874         75,754.9418
01/01/2015 to 12/31/2015         11.252874          10.024096         59,009.5917
--------------------------       ---------          ---------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.964181          10.279944         50,605.5430
01/01/2013 to 12/31/2013         10.279944          11.170834         63,211.6812
01/01/2014 to 12/31/2014         11.170834          11.655534         56,218.5443
01/01/2015 to 12/31/2015         11.655534          11.469519         45,595.5185
--------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         14.241760          17.947491         10,116.6600
01/01/2010 to 12/31/2010         17.947491          20.468988         13,452.9503
01/01/2011 to 12/31/2011         20.468988          20.637627         11,490.2482
01/01/2012 to 12/31/2012         20.637627          23.691878         19,598.0270
01/01/2013 to 12/31/2013         23.691878          25.517482         23,295.0321
01/01/2014 to 12/31/2014         25.517482          25.965923         26,955.7318
01/01/2015 to 12/31/2015         25.965923          24.544095         25,097.4914
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.077087           9.331819        119,385.5653
01/01/2009 to 12/31/2009          9.331819          12.386008        123,328.4800
01/01/2010 to 12/31/2010         12.386008          14.166987        105,430.5943
01/01/2011 to 12/31/2011         14.166987          13.176814         96,052.4963
01/01/2012 to 12/31/2012         13.176814          16.353057         86,701.1532
01/01/2013 to 12/31/2013         16.353057          16.680772         80,628.9746
01/01/2014 to 12/31/2014         16.680772          18.612590         67,232.9778
01/01/2015 to 12/31/2015         18.612590          18.078496         63,740.9763
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.419433           7.626325        173,273.1284
01/01/2012 to 12/31/2012          7.626325           8.902546        154,995.8472
01/01/2013 to 12/31/2013          8.902546          12.769341        146,270.3948
01/01/2014 to 12/31/2014         12.769341          14.955819        220,301.2145
01/01/2015 to 12/31/2015         14.955819          14.138445        192,301.1232
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
05/01/2006 to 12/31/2006         10.411851          11.154963         12,360.1918
01/01/2007 to 12/31/2007         11.154963          10.338948         19,293.1196
01/01/2008 to 12/31/2008         10.338948           4.622100         35,030.7235
01/01/2009 to 12/31/2009          4.622100           6.282167         48,245.5000
01/01/2010 to 12/31/2010          6.282167           6.642605         14,163.6602
01/01/2011 to 04/29/2011          6.642605           7.060846              0.0000
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010696           1.047269        603,296.2985
01/01/2013 to 12/31/2013          1.047269           1.050877        728,093.1792
01/01/2014 to 12/31/2014          1.050877           1.093005        622,223.7717
01/01/2015 to 12/31/2015          1.093005           1.031456        571,483.8661
--------------------------        --------           --------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.468869          11.969030        447,480.3448
01/01/2007 to 12/31/2007         11.969030          11.496053        371,673.8688
01/01/2008 to 12/31/2008         11.496053           7.257528        355,651.9537
01/01/2009 to 12/31/2009          7.257528           9.050430        386,669.8600
01/01/2010 to 12/31/2010          9.050430          10.242106        381,789.2685
01/01/2011 to 12/31/2011         10.242106           9.942277        359,857.3498
01/01/2012 to 12/31/2012          9.942277          11.607402        323,285.6258
01/01/2013 to 12/31/2013         11.607402          15.481667        300,962.2261
01/01/2014 to 12/31/2014         15.481667          16.671405        267,627.6763
01/01/2015 to 12/31/2015         16.671405          15.442562        236,464.8870
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         24.840578          27.451333        490,929.7185
01/01/2007 to 12/31/2007         27.451333          27.202590        468,634.0222
01/01/2008 to 12/31/2008         27.202590          16.405880        450,031.9361
01/01/2009 to 12/31/2009         16.405880          20.450020        452,727.7600
01/01/2010 to 12/31/2010         20.450020          25.288496        398,233.5532
01/01/2011 to 12/31/2011         25.288496          23.991438        359,872.7743
01/01/2012 to 12/31/2012         23.991438          27.105776        324,670.6473
01/01/2013 to 12/31/2013         27.105776          34.794495        275,870.0711
01/01/2014 to 12/31/2014         34.794495          37.581838        237,824.6052
01/01/2015 to 12/31/2015         37.581838          33.697185        210,315.8413
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006         14.233852          16.091175        184,713.9656
01/01/2007 to 04/27/2007         16.091175          17.138877              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012751           1.049314        184,118.6385
01/01/2013 to 12/31/2013          1.049314           1.147262        224,972.5677
01/01/2014 to 12/31/2014          1.147262           1.209021        236,695.8497
01/01/2015 to 12/31/2015          1.209021           1.201671        243,625.8957
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.237418           9.807451              0.0000
01/01/2009 to 12/31/2009          9.807451          12.441347          2,578.0700
01/01/2010 to 12/31/2010         12.441347          14.615417          5,820.0796
01/01/2011 to 12/31/2011         14.615417          12.906372          8,075.8486
01/01/2012 to 12/31/2012         12.906372          14.665874          7,708.8041
01/01/2013 to 12/31/2013         14.665874          19.201098          7,080.4952
01/01/2014 to 12/31/2014         19.201098          19.742067          7,010.7180
01/01/2015 to 12/31/2015         19.742067          18.002492          5,892.8528
--------------------------       ---------          ---------          ----------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.145239          18.435781        361,235.0413
01/01/2007 to 12/31/2007         18.435781          19.349333        361,612.0880
01/01/2008 to 12/31/2008         19.349333          15.514573        322,654.8108
01/01/2009 to 12/31/2009         15.514573          20.903878        347,416.7100
01/01/2010 to 12/31/2010         20.903878          23.262748        326,466.1897
01/01/2011 to 12/31/2011         23.262748          23.939057        252,962.8455
01/01/2012 to 12/31/2012         23.939057          26.633903        225,915.0404
01/01/2013 to 12/31/2013         26.633903          28.330869        198,210.4588
01/01/2014 to 12/31/2014         28.330869          29.256807        173,648.5171
01/01/2015 to 12/31/2015         29.256807          28.194523        151,986.8600
--------------------------       ---------          ---------        ------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006         14.233852          16.091175        184,713.9656
01/01/2007 to 04/27/2007         16.091175          17.138877              0.0000
--------------------------       ---------          ---------        ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987946           9.760397          2,042.1156
01/01/2012 to 12/31/2012          9.760397          10.037167          8,688.0927
01/01/2013 to 12/31/2013         10.037167          10.002501         48,788.0930
01/01/2014 to 12/31/2014         10.002501           9.957810         49,947.8144
01/01/2015 to 12/31/2015          9.957810           9.748493         49,516.3588
--------------------------       ---------          ---------        ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.776439          12.180591          2,433.6947
01/01/2011 to 12/31/2011         12.180591          11.959925          2,591.8252
01/01/2012 to 12/31/2012         11.959925          13.464188          2,706.9911
01/01/2013 to 12/31/2013         13.464188          13.401332          3,447.8178
01/01/2014 to 12/31/2014         13.401332          13.352382          3,477.2677
01/01/2015 to 12/31/2015         13.352382          12.606413          3,914.4980
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006         12.436578          13.014582          631,072.1089
01/01/2007 to 12/31/2007         13.014582          13.189874          580,432.8569
01/01/2008 to 12/31/2008         13.189874           7.690011        1,725,814.3746
01/01/2009 to 12/31/2009          7.690011          10.048645        1,377,800.6300
01/01/2010 to 12/31/2010         10.048645          11.532589        1,270,822.2776
01/01/2011 to 12/31/2011         11.532589          10.705026        1,182,424.8869
01/01/2012 to 12/31/2012         10.705026          12.310273        1,093,355.7864
01/01/2013 to 12/31/2013         12.310273          15.705375        1,029,994.3424
01/01/2014 to 12/31/2014         15.705375          16.258835          883,453.2928
01/01/2015 to 12/31/2015         16.258835          15.695113          796,132.5029
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.991105          10.447619           21,031.4366
01/01/2013 to 12/31/2013         10.447619          11.770200           43,725.9168
01/01/2014 to 12/31/2014         11.770200          12.713680           59,908.1512
01/01/2015 to 12/31/2015         12.713680          12.012451           44,353.1958
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079208           1.127695           25,245.8092
01/01/2014 to 12/31/2014          1.127695           1.213787           35,437.2170
01/01/2015 to 12/31/2015          1.213787           1.181225           98,902.3006
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.466450           6.172943          237,142.4606
01/01/2009 to 12/31/2009          6.172943          10.273766          230,972.3400
01/01/2010 to 12/31/2010         10.273766          12.515157          244,353.5359
01/01/2011 to 12/31/2011         12.515157          10.023099          225,310.3343
01/01/2012 to 12/31/2012         10.023099          11.738767          208,233.1479
01/01/2013 to 12/31/2013         11.738767          10.987975          210,616.6069
01/01/2014 to 12/31/2014         10.987975          10.118507          191,073.6889
01/01/2015 to 12/31/2015         10.118507           8.590973          187,193.8129
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.812338          15.975005          468,956.9514
01/01/2007 to 12/31/2007         15.975005          17.827392          353,861.6839
01/01/2008 to 12/31/2008         17.827392          10.121297          331,023.4075
01/01/2009 to 12/31/2009         10.121297          13.117935          304,202.6500
01/01/2010 to 12/31/2010         13.117935          14.396532          283,004.0477
01/01/2011 to 12/31/2011         14.396532          12.663042          268,894.1347
01/01/2012 to 12/31/2012         12.663042          14.557637          244,703.1141
01/01/2013 to 12/31/2013         14.557637          17.102618          217,722.1802
01/01/2014 to 12/31/2014         17.102618          15.677116          193,591.8352
01/01/2015 to 12/31/2015         15.677116          15.169757          181,386.0661
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS
 B) AND BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         10.011111          10.687997         66,336.3304
01/01/2007 to 12/31/2007         10.687997          13.000146         69,038.9889
01/01/2008 to 12/31/2008         13.000146           6.818846         65,637.5654
01/01/2009 to 12/31/2009          6.818846          10.564501         72,675.5000
01/01/2010 to 12/31/2010         10.564501          13.746673         83,078.1180
01/01/2011 to 12/31/2011         13.746673          12.605011         86,893.1584
01/01/2012 to 12/31/2012         12.605011          13.568856         78,610.2070
01/01/2013 to 12/31/2013         13.568856          18.583175         63,548.3696
01/01/2014 to 12/31/2014         18.583175          18.492153         56,212.4415
01/01/2015 to 12/31/2015         18.492153          17.301835         48,873.9979
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.676933          19.115723         25,997.4015
01/01/2007 to 12/31/2007         19.115723          20.008676         22,834.5526
01/01/2008 to 12/31/2008         20.008676          11.715866         21,171.3087
01/01/2009 to 12/31/2009         11.715866          16.135099         22,277.3100
01/01/2010 to 12/31/2010         16.135099          18.426604         26,652.5688
01/01/2011 to 12/31/2011         18.426604          16.626982         25,584.7608
01/01/2012 to 12/31/2012         16.626982          19.846361         24,930.8316
01/01/2013 to 12/31/2013         19.846361          24.851865         36,836.1273
01/01/2014 to 12/31/2014         24.851865          25.006332         33,669.3261
01/01/2015 to 12/31/2015         25.006332          25.603522         29,436.2611
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
05/01/2006 to 12/31/2006         16.905742          18.684055         12,473.6892
01/01/2007 to 12/31/2007         18.684055          18.836352         22,224.2986
01/01/2008 to 12/31/2008         18.836352          10.701719         20,143.8381
01/01/2009 to 12/31/2009         10.701719          13.821411         17,925.7300
01/01/2010 to 12/31/2010         13.821411          14.622522         16,688.0760
01/01/2011 to 04/29/2011         14.622522          16.309009              0.0000
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998356           6.564751          3,300.0033
01/01/2009 to 12/31/2009          6.564751           8.576608          6,987.2500
01/01/2010 to 12/31/2010          8.576608           9.096055         13,252.8149
01/01/2011 to 12/31/2011          9.096055           8.342866         38,087.7024
01/01/2012 to 12/31/2012          8.342866          10.043648         33,956.7163
01/01/2013 to 04/26/2013         10.043648          10.674053              0.0000
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999795           1.034873              0.0000
01/01/2015 to 12/31/2015          1.034873           0.963629              0.0000
--------------------------       ---------          ---------         -----------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.650457          12.877885          206,528.0600
01/01/2010 to 12/31/2010         12.877885          13.670777          229,233.6615
01/01/2011 to 12/31/2011         13.670777          14.968220          191,616.4487
01/01/2012 to 12/31/2012         14.968220          16.090627          185,076.7744
01/01/2013 to 12/31/2013         16.090627          14.380845          185,475.4602
01/01/2014 to 12/31/2014         14.380845          14.576603          157,584.3506
01/01/2015 to 12/31/2015         14.576603          13.912994          146,241.1071
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.158353          12.518956        1,375,950.7396
01/01/2007 to 12/31/2007         12.518956          13.264424        1,104,521.5201
01/01/2008 to 12/31/2008         13.264424          13.119967          950,768.4695
01/01/2009 to 12/31/2009         13.119967          15.254824        1,064,205.4200
01/01/2010 to 12/31/2010         15.254824          16.255590        1,064,563.1497
01/01/2011 to 12/31/2011         16.255590          16.521798        1,050,837.2854
01/01/2012 to 12/31/2012         16.521798          17.783373          985,274.0488
01/01/2013 to 12/31/2013         17.783373          17.183060          922,767.7111
01/01/2014 to 12/31/2014         17.183060          17.636801          802,358.6414
01/01/2015 to 12/31/2015         17.636801          17.375096          720,478.1829
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         18.010843          19.440490                0.0000
01/01/2007 to 12/31/2007         19.440490          20.107937                0.0000
01/01/2008 to 12/31/2008         20.107937          13.303438              422.3245
01/01/2009 to 12/31/2009         13.303438          16.235601           93,222.4500
01/01/2010 to 12/31/2010         16.235601          18.588562           84,743.0339
01/01/2011 to 12/31/2011         18.588562          17.479629           79,978.7134
01/01/2012 to 12/31/2012         17.479629          19.041561           69,843.8087
01/01/2013 to 12/31/2013         19.041561          24.962649           59,788.0661
01/01/2014 to 12/31/2014         24.962649          27.334742           52,226.7389
01/01/2015 to 12/31/2015         27.334742          26.944790           48,334.2156
--------------------------       ---------          ---------        --------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S.
 EQUITY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.804135          12.772469          254,169.9468
01/01/2007 to 12/31/2007         12.772469          12.540664          278,990.0395
01/01/2008 to 12/31/2008         12.540664           7.361924          270,392.5777
01/01/2009 to 05/01/2009          7.361924           7.276825                0.0000
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         18.280518          18.976282            1,259.8377
01/01/2007 to 12/31/2007         18.976282          19.934673            1,105.8896
01/01/2008 to 12/31/2008         19.934673          17.527708            1,304.8099
01/01/2009 to 12/31/2009         17.527708          22.980047            7,105.5900
01/01/2010 to 12/31/2010         22.980047          25.394296            9,437.9967
01/01/2011 to 12/31/2011         25.394296          25.925019            8,698.4399
01/01/2012 to 12/31/2012         25.925019          28.505772            7,483.6631
01/01/2013 to 12/31/2013         28.505772          28.515147            7,900.0696
01/01/2014 to 12/31/2014         28.515147          29.378191            7,036.7936
01/01/2015 to 12/31/2015         29.378191          28.565823            6,272.9577
--------------------------       ---------          ---------            ----------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.761714          10.920777            2,891.9758
01/01/2013 to 12/31/2013         10.920777          10.271969              456.9505
01/01/2014 to 12/31/2014         10.271969          10.883696              420.3015
01/01/2015 to 12/31/2015         10.883696          10.767769            2,407.2744
--------------------------       ---------          ---------            ----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215816          10.745663              820.7364
01/01/2014 to 12/31/2014         10.745663          11.500391              815.2693
01/01/2015 to 12/31/2015         11.500391          11.187401            1,526.5079
--------------------------       ---------          ---------            ----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010729           1.067415          105,220.1731
01/01/2013 to 12/31/2013          1.067415           1.157842          145,342.8286
01/01/2014 to 12/31/2014          1.157842           1.228877          102,186.4976
01/01/2015 to 12/31/2015          1.228877           1.199939           48,613.0255
--------------------------       ---------          ---------          ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.773942          10.510685        1,136,777.6500
01/01/2010 to 12/31/2010         10.510685          11.621510        1,119,826.2723
01/01/2011 to 12/31/2011         11.621510          11.570323        1,033,528.6087
01/01/2012 to 12/31/2012         11.570323          12.861209          983,351.2189
01/01/2013 to 12/31/2013         12.861209          14.308123          954,998.6951
01/01/2014 to 12/31/2014         14.308123          14.914289          853,357.8596
01/01/2015 to 12/31/2015         14.914289          14.403802          755,938.6691
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.076740           9.961190          476,698.5500
01/01/2010 to 12/31/2010          9.961190          11.201872          392,553.3884
01/01/2011 to 12/31/2011         11.201872          10.800482          363,056.2511
01/01/2012 to 12/31/2012         10.800482          12.238157          350,212.5478
01/01/2013 to 12/31/2013         12.238157          14.234775          388,287.4615
01/01/2014 to 12/31/2014         14.234775          14.777130          272,643.6265
01/01/2015 to 12/31/2015         14.777130          14.220698          258,385.6096
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         48.665131          56.469091        364,176.8859
01/01/2007 to 12/31/2007         56.469091          57.693957        301,064.6925
01/01/2008 to 12/31/2008         57.693957          36.184576        283,445.3790
01/01/2009 to 12/31/2009         36.184576          42.202212        281,035.1100
01/01/2010 to 12/31/2010         42.202212          48.649688        252,278.2674
01/01/2011 to 12/31/2011         48.649688          46.004846        221,793.7791
01/01/2012 to 12/31/2012         46.004846          53.463670        199,990.4817
01/01/2013 to 12/31/2013         53.463670          70.456816        169,149.7215
01/01/2014 to 12/31/2014         70.456816          78.625612        145,046.0384
01/01/2015 to 12/31/2015         78.625612          74.677507        131,365.7998
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-
 ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2006 to 12/31/2006         49.405839          56.416590            893.3883
01/01/2007 to 12/31/2007         56.416590          52.216062            927.5822
01/01/2008 to 12/31/2008         52.216062          31.531321            871.7125
01/01/2009 to 12/31/2009         31.531321          40.322043            625.0800
01/01/2010 to 04/30/2010         40.322043          43.065273              0.0000
--------------------------       ---------          ---------        ------------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.003017           8.377402          1,790.7700
01/01/2010 to 12/31/2010          8.377402           9.273180          8,112.7188
01/01/2011 to 12/31/2011          9.273180           9.151405         12,188.8026
01/01/2012 to 12/31/2012          9.151405          10.215357         14,708.7523
01/01/2013 to 12/31/2013         10.215357          13.502469         14,657.5540
01/01/2014 to 12/31/2014         13.502469          15.085751         13,868.9990
01/01/2015 to 12/31/2015         15.085751          15.516597         12,337.0207
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         15.428671          17.666084          3,306.5965
01/01/2007 to 12/31/2007         17.666084          19.153890          6,532.4971
01/01/2008 to 12/31/2008         19.153890          10.520417          4,543.4481
01/01/2009 to 12/31/2009         10.520417          12.631987          3,689.4100
01/01/2010 to 12/31/2010         12.631987          13.297789          5,678.6974
01/01/2011 to 12/31/2011         13.297789          10.462752          5,058.7844
01/01/2012 to 12/31/2012         10.462752          12.302266          4,941.0733
01/01/2013 to 12/31/2013         12.302266          13.953700         31,508.1897
01/01/2014 to 12/31/2014         13.953700          13.286377         29,932.4997
01/01/2015 to 12/31/2015         13.286377          12.804527         23,294.7140
--------------------------       ---------          ---------        ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         16.578499          15.877502          2,795.5719
01/01/2014 to 12/31/2014         15.877502          16.495086          1,177.5716
01/01/2015 to 12/31/2015         16.495086          16.240346          3,965.8817
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         44.188654          45.333507         92,692.1192
01/01/2007 to 12/31/2007         45.333507          47.344271         59,039.2640
01/01/2008 to 12/31/2008         47.344271          44.928249         55,411.6887
01/01/2009 to 12/31/2009         44.928249          48.323937         64,201.7700
01/01/2010 to 12/31/2010         48.323937          51.445814         66,130.7520
01/01/2011 to 12/31/2011         51.445814          53.876982         63,984.3173
01/01/2012 to 12/31/2012         53.876982          56.935146         55,387.1832
01/01/2013 to 12/31/2013         56.935146          55.522287         53,495.4388
01/01/2014 to 12/31/2014         55.522287          58.420361         45,760.5514
01/01/2015 to 12/31/2015         58.420361          57.746684         42,469.6499
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.885022          11.197009          1,749.3000
01/01/2010 to 12/31/2010         11.197009          13.216624          4,640.0731
01/01/2011 to 12/31/2011         13.216624          11.855434         15,061.1061
01/01/2012 to 12/31/2012         11.855434          13.356475          6,030.7815
01/01/2013 to 12/31/2013         13.356475          17.660136          5,583.5197
01/01/2014 to 12/31/2014         17.660136          18.945178          3,746.6424
01/01/2015 to 12/31/2015         18.945178          19.834975          4,201.0415
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
04/30/2007 to 12/31/2007         15.402848          16.101595            143.4410
01/01/2008 to 12/31/2008         16.101595           9.097531            155.2289
01/01/2009 to 05/01/2009          9.097531           8.649652              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.040284          10.341366        339,207.9758
01/01/2007 to 12/31/2007         10.341366          10.677005        201,616.3369
01/01/2008 to 12/31/2008         10.677005          10.790988        715,282.3957
01/01/2009 to 12/31/2009         10.790988          10.657244        464,993.6500
01/01/2010 to 12/31/2010         10.657244          10.498571        414,275.1903
01/01/2011 to 12/31/2011         10.498571          10.342686        764,619.1805
01/01/2012 to 12/31/2012         10.342686          10.187859        552,563.7801
01/01/2013 to 12/31/2013         10.187859          10.036175        433,344.9027
01/01/2014 to 12/31/2014         10.036175           9.886750        354,479.8730
01/01/2015 to 12/31/2015          9.886750           9.739549        308,417.7442
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.701673          11.818868        514,275.2690
01/01/2007 to 12/31/2007         11.818868          12.967866        368,620.0276
01/01/2008 to 12/31/2008         12.967866           8.105624        322,829.9963
01/01/2009 to 12/31/2009          8.105624          11.144049        297,532.7400
01/01/2010 to 12/31/2010         11.144049          12.220261        262,519.5050
01/01/2011 to 12/31/2011         12.220261          12.065387        247,284.9151
01/01/2012 to 12/31/2012         12.065387          13.733793        391,427.4677
01/01/2013 to 12/31/2013         13.733793          18.498998        341,449.7072
01/01/2014 to 12/31/2014         18.498998          19.816928        276,563.6259
01/01/2015 to 12/31/2015         19.816928          21.579412        244,821.0816
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.605857           9.123759        559,131.7120
01/01/2007 to 12/31/2007          9.123759          10.271393        484,864.5554
01/01/2008 to 12/31/2008         10.271393           5.469755        420,157.9012
01/01/2009 to 12/31/2009          5.469755           7.743159        393,920.1800
01/01/2010 to 12/31/2010          7.743159           8.344698        365,561.9551
01/01/2011 to 12/31/2011          8.344698           8.107217        316,152.4774
01/01/2012 to 04/27/2012          8.107217           9.117621              0.0000
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH
 SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.492241          11.101894        212,824.2154
01/01/2008 to 12/31/2008         11.101894           6.418417        219,421.2715
01/01/2009 to 12/31/2009          6.418417           8.199228        219,408.2500
01/01/2010 to 12/31/2010          8.199228          10.609230        178,396.7417
01/01/2011 to 12/31/2011         10.609230          10.738517        158,304.2922
01/01/2012 to 12/31/2012         10.738517          11.730182        144,694.5167
01/01/2013 to 12/31/2013         11.730182          17.146193        117,818.6091
01/01/2014 to 12/31/2014         17.146193          17.048775         92,029.1881
01/01/2015 to 12/31/2015         17.048775          17.034637         78,838.3821
--------------------------       ---------          ---------        ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.707684          14.247829              0.0000
01/01/2010 to 12/31/2010         14.247829          17.206447          4,284.8612
01/01/2011 to 12/31/2011         17.206447          14.195811          2,370.6587
01/01/2012 to 12/31/2012         14.195811          16.487030          1,014.9286
01/01/2013 to 12/31/2013         16.487030          20.724638          8,150.1794
01/01/2014 to 12/31/2014         20.724638          19.049295          8,913.2395
01/01/2015 to 12/31/2015         19.049295          19.845665         12,164.7965
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.886487          14.152003          3,375.5696
01/01/2015 to 12/31/2015         14.152003          13.859669         33,822.0390
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.249987          14.638826        2,597,379.5785
01/01/2015 to 12/31/2015         14.638826          14.266092        2,268,299.2275
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.618221          11.135709          185,235.3179
01/01/2007 to 12/31/2007         11.135709          11.618345          272,319.2669
01/01/2008 to 12/31/2008         11.618345           9.081397          838,007.8450
01/01/2009 to 12/31/2009          9.081397          10.995591          860,798.3100
01/01/2010 to 12/31/2010         10.995591          12.012878        1,008,178.5767
01/01/2011 to 12/31/2011         12.012878          12.044499          993,130.1217
01/01/2012 to 12/31/2012         12.044499          13.158840        1,061,836.9462
01/01/2013 to 12/31/2013         13.158840          14.139905          889,036.8909
01/01/2014 to 04/25/2014         14.139905          14.251744                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.028614          11.580662          958,915.0270
01/01/2007 to 12/31/2007         11.580662          12.115397        1,467,665.9997
01/01/2008 to 12/31/2008         12.115397           8.781314        1,932,347.3506
01/01/2009 to 12/31/2009          8.781314          10.907208        2,296,602.2900
01/01/2010 to 12/31/2010         10.907208          12.077193        2,467,160.9199
01/01/2011 to 12/31/2011         12.077193          11.883856        2,400,059.7351
01/01/2012 to 12/31/2012         11.883856          13.156910        2,404,835.6729
01/01/2013 to 12/31/2013         13.156910          14.804837        2,135,396.3557
01/01/2014 to 04/25/2014         14.804837          14.865707                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.173438          15.705589        6,200,222.6909
01/01/2015 to 12/31/2015         15.705589          15.275602        5,665,877.2824
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.496890          12.100171        3,156,805.5669
01/01/2007 to 12/31/2007         12.100171          12.501027        4,135,022.5397
01/01/2008 to 12/31/2008         12.501027           8.381568        7,963,229.5620
01/01/2009 to 12/31/2009          8.381568          10.596426        8,277,543.4200
01/01/2010 to 12/31/2010         10.596426          11.856876        8,471,676.7238
01/01/2011 to 12/31/2011         11.856876          11.481813        8,371,236.6921
01/01/2012 to 12/31/2012         11.481813          12.885624        7,676,522.2950
01/01/2013 to 12/31/2013         12.885624          15.158788        6,960,635.4078
01/01/2014 to 04/25/2014         15.158788          15.175309                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.641492          16.283470        5,805,793.4610
01/01/2015 to 12/31/2015         16.283470          15.768948        5,162,607.6262
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         12.114755          12.758172       5,816,760.0971
01/01/2007 to 12/31/2007         12.758172          13.158195       6,794,652.6944
01/01/2008 to 12/31/2008         13.158195           8.053398       9,481,073.2135
01/01/2009 to 12/31/2009          8.053398          10.321347       9,220,467.7200
01/01/2010 to 12/31/2010         10.321347          11.742704       8,661,917.9530
01/01/2011 to 12/31/2011         11.742704          11.120139       7,694,928.0420
01/01/2012 to 12/31/2012         11.120139          12.675696       7,109,081.3262
01/01/2013 to 12/31/2013         12.675696          15.722958       6,827,140.4029
01/01/2014 to 04/25/2014         15.722958          15.654494               0.0000
--------------------------       ---------          ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998356           7.028791         240,794.5202
01/01/2009 to 12/31/2009          7.028791           8.901095         423,205.5200
01/01/2010 to 12/31/2010          8.901095           9.649500         473,910.0378
01/01/2011 to 12/31/2011          9.649500           9.338777         454,750.1250
01/01/2012 to 12/31/2012          9.338777          10.682288         412,734.9681
01/01/2013 to 04/26/2013         10.682288          11.496400               0.0000
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         39.796170          43.883806          53,098.2004
01/01/2007 to 12/31/2007         43.883806          45.006877          51,939.8649
01/01/2008 to 12/31/2008         45.006877          34.426851          49,857.3941
01/01/2009 to 12/31/2009         34.426851          40.121884          52,419.7200
01/01/2010 to 12/31/2010         40.121884          43.397388          51,325.7909
01/01/2011 to 12/31/2011         43.397388          43.675633          46,782.1550
01/01/2012 to 12/31/2012         43.675633          47.887220          41,962.0492
01/01/2013 to 12/31/2013         47.887220          55.995706          37,413.6564
01/01/2014 to 12/31/2014         55.995706          59.775624          33,619.9896
01/01/2015 to 12/31/2015         59.775624          58.650364          29,932.9717
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.826896          11.029892           1,337.5785
01/01/2009 to 12/31/2009         11.029892          13.102354          12,044.8900
01/01/2010 to 12/31/2010         13.102354          14.350325          26,124.9891
01/01/2011 to 12/31/2011         14.350325          14.227444          33,416.2084
01/01/2012 to 12/31/2012         14.227444          16.301543          32,932.0225
01/01/2013 to 12/31/2013         16.301543          21.741561         119,065.0672
01/01/2014 to 12/31/2014         21.741561          23.680015         113,818.6660
01/01/2015 to 12/31/2015         23.680015          23.242429         113,564.8551
--------------------------       ---------          ---------       --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998356           6.595589         27,751.7725
01/01/2009 to 12/31/2009          6.595589           8.114223         81,283.8900
01/01/2010 to 12/31/2010          8.114223           8.874608        162,923.4627
01/01/2011 to 12/31/2011          8.874608           8.694938        192,527.6359
01/01/2012 to 12/31/2012          8.694938           9.756735        164,381.2023
01/01/2013 to 04/26/2013          9.756735          10.684230              0.0000
--------------------------        --------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.816384          24.729525         50,776.6449
01/01/2014 to 12/31/2014         24.729525          24.288137         42,539.5102
01/01/2015 to 12/31/2015         24.288137          24.017442         36,519.3783
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         15.753095          17.788034         15,288.6656
01/01/2007 to 04/27/2007         17.788034          19.331836              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
05/01/2006 to 12/31/2006         11.387288          12.052945              0.0000
01/01/2007 to 04/27/2007         12.052945          13.309480              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.605583          15.610081         81,786.3092
01/01/2008 to 12/31/2008         15.610081           9.487441         83,560.4552
01/01/2009 to 12/31/2009          9.487441          12.782003         74,735.6300
01/01/2010 to 12/31/2010         12.782003          15.470184         70,260.6369
01/01/2011 to 12/31/2011         15.470184          14.436229         57,994.0082
01/01/2012 to 12/31/2012         14.436229          14.971828         55,239.1681
01/01/2013 to 04/26/2013         14.971828          16.228423              0.0000
--------------------------       ---------          ---------        ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         15.886592          18.773125            715.3678
01/01/2011 to 12/31/2011         18.773125          15.410303          1,738.1691
01/01/2012 to 12/31/2012         15.410303          15.571040          2,586.5781
01/01/2013 to 12/31/2013         15.571040          16.988928          2,677.6384
01/01/2014 to 12/31/2014         16.988928          13.585593          3,145.2744
01/01/2015 to 12/31/2015         13.585593           8.999092          4,929.9869
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         12.905737          14.545670       1,423,480.7740
01/01/2007 to 12/31/2007         14.545670          14.962968       1,152,933.2142
01/01/2008 to 12/31/2008         14.962968           8.923576       1,097,757.1175
01/01/2009 to 12/31/2009          8.923576          11.588607       1,070,302.8800
01/01/2010 to 12/31/2010         11.588607          12.765184         973,334.0886
01/01/2011 to 12/31/2011         12.765184          12.049965         894,456.8292
01/01/2012 to 12/31/2012         12.049965          13.377280         809,670.5725
01/01/2013 to 12/31/2013         13.377280          17.596592         699,262.9749
01/01/2014 to 12/31/2014         17.596592          19.145478         596,848.1110
01/01/2015 to 12/31/2015         19.145478          19.287919         517,753.4387
--------------------------       ---------          ---------       --------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2006 to 12/31/2006         13.758065          16.107881          73,398.4950
01/01/2007 to 12/31/2007         16.107881          16.372605          71,129.9347
01/01/2008 to 12/31/2008         16.372605          11.105452          62,190.1508
01/01/2009 to 12/31/2009         11.105452          13.943187          54,470.2500
01/01/2010 to 12/31/2010         13.943187          15.467300          49,379.0478
01/01/2011 to 12/31/2011         15.467300          15.530269          44,251.6284
01/01/2012 to 12/31/2012         15.530269          18.251097          37,687.4699
01/01/2013 to 12/31/2013         18.251097          23.807630          32,419.3950
01/01/2014 to 12/31/2014         23.807630          26.422473          27,424.5813
01/01/2015 to 12/31/2015         26.422473          25.237067          25,426.8574

CLASS B




                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2006 to 12/31/2006          14.274871          18.024497         5,609.4322
01/01/2007 to 12/31/2007          18.024497          20.351898         4,135.0796
01/01/2008 to 12/31/2008          20.351898          11.949861           953.4015
01/01/2009 to 12/31/2009          11.949861          15.912758           882.9200
01/01/2010 to 12/31/2010          15.912758          17.683633           866.8424
01/01/2011 to 12/31/2011          17.683633          16.238299           845.4581
01/01/2012 to 12/31/2012          16.238299          18.470526           826.1057
01/01/2013 to 12/31/2013          18.470526          21.644399           812.6321
01/01/2014 to 12/31/2014          21.644399          21.382101           787.6282
01/01/2015 to 12/31/2015          21.382101          20.559841           568.2508
--------------------------        ---------          ---------         ----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
11/13/2006 to 12/31/2006          24.640915          25.524411             0.0000
01/01/2007 to 12/31/2007          25.524411          28.861300         4,394.7047
01/01/2008 to 12/31/2008          28.861300          17.507013         5,232.3262
01/01/2009 to 12/31/2009          17.507013          24.530121         8,875.0000
01/01/2010 to 12/31/2010          24.530121          26.990087        11,733.1907
01/01/2011 to 12/31/2011          26.990087          24.214193        18,252.5316
01/01/2012 to 12/31/2012          24.214193          29.218868        18,217.6392
01/01/2013 to 12/31/2013          29.218868          37.163951        18,641.5343
01/01/2014 to 12/31/2014          37.163951          37.438790        16,948.3167
01/01/2015 to 12/31/2015          37.438790          39.420116        18,311.5174
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          31.515648          15.937781            16.7023
01/01/2009 to 12/31/2009          15.937781          25.311848           620.6900
01/01/2010 to 12/31/2010          25.311848          30.509116         1,115.0407
01/01/2011 to 12/31/2011          30.509116          24.289441         2,295.8170
01/01/2012 to 12/31/2012          24.289441          28.261104         2,311.8733
01/01/2013 to 12/31/2013          28.261104          35.695670         2,068.5992
01/01/2014 to 12/31/2014          35.695670          35.892673         2,337.0081
01/01/2015 to 12/31/2015          35.892673          35.434484         2,530.3424
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         162.724666          93.994729           344.3839
01/01/2009 to 12/31/2009          93.994729         129.024577           361.4000
01/01/2010 to 12/31/2010         129.024577         150.773987           840.0676
01/01/2011 to 12/31/2011         150.773987         142.110181         2,200.0884
01/01/2012 to 12/31/2012         142.110181         164.945713         2,060.5600
01/01/2013 to 12/31/2013         164.945713         211.298539         2,183.2155
01/01/2014 to 12/31/2014         211.298539         225.751612         2,137.3852
01/01/2015 to 12/31/2015         225.751612         237.523605         2,111.6125
--------------------------       ----------         ----------        -----------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2006 to 12/31/2006         11.771900          14.077172        285,948.7640
01/01/2007 to 12/31/2007         14.077172          16.001824        196,053.6713
01/01/2008 to 12/31/2008         16.001824           9.393208        162,276.4491
01/01/2009 to 12/31/2009          9.393208          12.674712        146,268.9000
01/01/2010 to 12/31/2010         12.674712          13.529051        136,464.2161
01/01/2011 to 12/31/2011         13.529051          11.904603        126,515.1475
01/01/2012 to 12/31/2012         11.904603          13.857607        116,741.7349
01/01/2013 to 12/31/2013         13.857607          16.778798        111,694.7970
01/01/2014 to 12/31/2014         16.778798          14.681617        102,754.9015
01/01/2015 to 12/31/2015         14.681617          13.517184        103,421.3086
--------------------------       ---------          ---------        ------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.203841          10.541615         59,524.5328
01/01/2013 to 12/31/2013         10.541615          11.536399         36,221.8575
01/01/2014 to 12/31/2014         11.536399          12.193645         33,023.3202
01/01/2015 to 12/31/2015         12.193645          12.075643         38,758.8824
--------------------------       ---------          ---------        ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996830           1.039332              0.0000
01/01/2015 to 12/31/2015          1.039332           1.013279          6,112.7026
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.136121          11.531416         68,110.7451
01/01/2013 to 12/31/2013         11.531416          10.969004         58,404.6156
01/01/2014 to 12/31/2014         10.969004          11.232053         55,291.4275
01/01/2015 to 12/31/2015         11.232053          10.000546         67,078.1874
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.959161          10.271320         75,800.2199
01/01/2013 to 12/31/2013         10.271320          11.155889        159,477.3147
01/01/2014 to 12/31/2014         11.155889          11.634125        274,070.3383
01/01/2015 to 12/31/2015         11.634125          11.442731        320,626.0907
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         14.151781          17.828224         62,347.0700
01/01/2010 to 12/31/2010         17.828224          20.322814         96,853.0405
01/01/2011 to 12/31/2011         20.322814          20.480040         37,350.0527
01/01/2012 to 12/31/2012         20.480040          23.499166         36,230.1210
01/01/2013 to 12/31/2013         23.499166          25.297280         38,151.8512
01/01/2014 to 12/31/2014         25.297280          25.728991         38,934.9059
01/01/2015 to 12/31/2015         25.728991          24.307983         37,720.4638
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.043008           9.310030          272,766.8610
01/01/2009 to 12/31/2009          9.310030          12.350911          276,749.2300
01/01/2010 to 12/31/2010         12.350911          14.119798          240,895.6367
01/01/2011 to 12/31/2011         14.119798          13.126372          230,365.7004
01/01/2012 to 12/31/2012         13.126372          16.282280          207,750.3041
01/01/2013 to 12/31/2013         16.282280          16.600277          202,112.5575
01/01/2014 to 12/31/2014         16.600277          18.513524          214,136.9059
01/01/2015 to 12/31/2015         18.513524          17.973286          159,397.7474
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.359225           7.569276          987,716.1050
01/01/2012 to 12/31/2012          7.569276           8.831514          889,674.6582
01/01/2013 to 12/31/2013          8.831514          12.661135          775,042.2623
01/01/2014 to 12/31/2014         12.661135          14.821679          715,108.2165
01/01/2015 to 12/31/2015         14.821679          14.004631          644,470.0476
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON CLEARBRIDGE
AGGRESSIVE
 GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
01/01/2006 to 04/30/2006         11.412777          11.922161          460,018.0948
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
05/01/2006 to 12/31/2006         10.409254          11.148484          505,894.7644
01/01/2007 to 12/31/2007         11.148484          10.327747          357,208.5561
01/01/2008 to 12/31/2008         10.327747           4.614768          397,019.5508
01/01/2009 to 12/31/2009          4.614768           6.269067          404,485.0000
01/01/2010 to 12/31/2010          6.269067           6.625444          357,682.8321
01/01/2011 to 04/29/2011          6.625444           7.041458                0.0000
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.046910          788,059.5045
01/01/2013 to 12/31/2013          1.046910           1.049991        1,179,380.9298
01/01/2014 to 12/31/2014          1.049991           1.091538        1,051,686.1128
01/01/2015 to 12/31/2015          1.091538           1.029557          959,575.7660
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.465357          11.959052          261,367.9349
01/01/2007 to 12/31/2007         11.959052          11.480694          250,040.9111
01/01/2008 to 12/31/2008         11.480694           7.244190          268,990.4271
01/01/2009 to 12/31/2009          7.244190           9.028080          248,012.0600
01/01/2010 to 12/31/2010          9.028080          10.209672          304,913.0645
01/01/2011 to 12/31/2011         10.209672           9.903871          259,017.2604
01/01/2012 to 12/31/2012          9.903871          11.548197          212,872.4303
01/01/2013 to 12/31/2013         11.548197          15.394522          214,901.5361
01/01/2014 to 12/31/2014         15.394522          16.569280          202,506.1390
01/01/2015 to 12/31/2015         16.569280          15.340294          213,583.0685
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         25.094115          27.717692        400,653.9647
01/01/2007 to 12/31/2007         27.717692          27.452727        320,433.3148
01/01/2008 to 12/31/2008         27.452727          16.548422        294,989.3528
01/01/2009 to 12/31/2009         16.548422          20.617392        284,413.5500
01/01/2010 to 12/31/2010         20.617392          25.482748        252,852.3917
01/01/2011 to 12/31/2011         25.482748          24.163669        228,905.9807
01/01/2012 to 12/31/2012         24.163669          27.286655        206,980.4171
01/01/2013 to 12/31/2013         27.286655          35.009194        181,363.9431
01/01/2014 to 12/31/2014         35.009194          37.794846        163,192.9543
01/01/2015 to 12/31/2015         37.794846          33.871234        148,129.3582
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006         14.214885          16.061724         60,290.1599
01/01/2007 to 04/27/2007         16.061724          17.104722              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012743           1.048954         62,070.5999
01/01/2013 to 12/31/2013          1.048954           1.146295        222,261.1257
01/01/2014 to 12/31/2014          1.146295           1.207398        335,719.4931
01/01/2015 to 12/31/2015          1.207398           1.199459        839,723.9710
--------------------------       ---------          ---------        ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.217648           9.789482            592.4558
01/01/2009 to 12/31/2009          9.789482          12.412346            589.9000
01/01/2010 to 12/31/2010         12.412346          14.574072            875.1120
01/01/2011 to 12/31/2011         14.574072          12.863440          1,843.1733
01/01/2012 to 12/31/2012         12.863440          14.609750          1,476.4703
01/01/2013 to 12/31/2013         14.609750          19.118072            911.1575
01/01/2014 to 12/31/2014         19.118072          19.646881            888.9016
01/01/2015 to 12/31/2015         19.646881          17.906740            750.2815
--------------------------       ---------          ---------        ------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.068231          18.343828        755,035.3702
01/01/2007 to 12/31/2007         18.343828          19.243149        648,345.7027
01/01/2008 to 12/31/2008         19.243149          15.421699        510,096.0497
01/01/2009 to 12/31/2009         15.421699          20.768373        486,629.5600
01/01/2010 to 12/31/2010         20.768373          23.100413        428,787.0772
01/01/2011 to 12/31/2011         23.100413          23.760160        363,408.0986
01/01/2012 to 12/31/2012         23.760160          26.421594        324,381.2024
01/01/2013 to 12/31/2013         26.421594          28.090996        292,012.0085
01/01/2014 to 12/31/2014         28.090996          28.994604        251,190.3341
01/01/2015 to 12/31/2015         28.994604          27.927877        223,421.9125
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006         14.214885          16.061724           60,290.1599
01/01/2007 to 04/27/2007         16.061724          17.104722                0.0000
--------------------------       ---------          ---------           -----------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE FUNDS
- AIM V.I.
 CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I))
01/01/2006 to 12/31/2006         11.937104          12.494493           30,835.0569
01/01/2007 to 04/27/2007         12.494493          13.332392                0.0000
--------------------------       ---------          ---------           -----------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987878           9.757096           91,632.1430
01/01/2012 to 12/31/2012          9.757096          10.028733           72,506.4837
01/01/2013 to 12/31/2013         10.028733           9.989104           87,393.6539
01/01/2014 to 12/31/2014          9.989104           9.939505          114,407.0595
01/01/2015 to 12/31/2015          9.939505           9.725711          141,187.0018
--------------------------       ---------          ---------          ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.770512          12.170430            5,950.1434
01/01/2011 to 12/31/2011         12.170430          11.943992           11,007.6424
01/01/2012 to 12/31/2012         11.943992          13.439500            9,315.4374
01/01/2013 to 12/31/2013         13.439500          13.370076           11,030.7084
01/01/2014 to 12/31/2014         13.370076          13.314584            9,066.3898
01/01/2015 to 12/31/2015         13.314584          12.564443            7,805.2144
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006         12.427319          13.000581          825,320.3725
01/01/2007 to 12/31/2007         13.000581          13.169061          841,388.5477
01/01/2008 to 12/31/2008         13.169061           7.674018        1,535,912.6750
01/01/2009 to 12/31/2009          7.674018          10.022737        1,400,066.7100
01/01/2010 to 12/31/2010         10.022737          11.497114        1,364,615.6660
01/01/2011 to 12/31/2011         11.497114          10.666773          936,437.0345
01/01/2012 to 12/31/2012         10.666773          12.260127          839,062.7299
01/01/2013 to 12/31/2013         12.260127          15.633590          777,351.3200
01/01/2014 to 12/31/2014         15.633590          16.176434          616,866.3906
01/01/2015 to 12/31/2015         16.176434          15.607765          583,894.4452
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.986072          10.438856           23,487.6249
01/01/2013 to 12/31/2013         10.438856          11.754454           95,553.5466
01/01/2014 to 12/31/2014         11.754454          12.690330           99,759.8163
01/01/2015 to 12/31/2015         12.690330          11.984397          111,978.5674
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078945           1.127041                0.0000
01/01/2014 to 12/31/2014          1.127041           1.212477           65,724.1605
01/01/2015 to 12/31/2015          1.212477           1.179361          356,048.5468
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.452971           6.164667        364,125.2526
01/01/2009 to 12/31/2009          6.164667          10.254869        410,476.1700
01/01/2010 to 12/31/2010         10.254869          12.485909        410,275.0363
01/01/2011 to 12/31/2011         12.485909           9.994683        382,555.7221
01/01/2012 to 12/31/2012          9.994683          11.699610        353,069.8090
01/01/2013 to 12/31/2013         11.699610          10.945850        349,212.7922
01/01/2014 to 12/31/2014         10.945850          10.074676        351,407.3540
01/01/2015 to 12/31/2015         10.074676           8.549479        329,244.9945
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.759052          15.908560        785,254.8395
01/01/2007 to 12/31/2007         15.908560          17.753236        652,235.7138
01/01/2008 to 12/31/2008         17.753236          10.079197        596,720.4093
01/01/2009 to 12/31/2009         10.079197          13.063369        540,968.0700
01/01/2010 to 12/31/2010         13.063369          14.336647        491,102.2681
01/01/2011 to 12/31/2011         14.336647          12.610368        452,308.2946
01/01/2012 to 12/31/2012         12.610368          14.497083        418,999.9565
01/01/2013 to 12/31/2013         14.497083          17.025678        363,367.1525
01/01/2014 to 12/31/2014         17.025678          15.598789        330,191.4479
01/01/2015 to 12/31/2015         15.598789          15.086420        306,172.7989
--------------------------       ---------          ---------        ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS
 B) AND BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006          9.987647          10.657629        151,577.3219
01/01/2007 to 12/31/2007         10.657629          12.956695        138,882.9322
01/01/2008 to 12/31/2008         12.956695           6.792639        126,998.1829
01/01/2009 to 12/31/2009          6.792639          10.518643        120,262.9800
01/01/2010 to 12/31/2010         10.518643          13.680173        111,543.7762
01/01/2011 to 12/31/2011         13.680173          12.537777        100,444.8613
01/01/2012 to 12/31/2012         12.537777          13.489703         89,032.0444
01/01/2013 to 12/31/2013         13.489703          18.465551         80,258.1766
01/01/2014 to 12/31/2014         18.465551          18.365921         71,105.6697
01/01/2015 to 12/31/2015         18.365921          17.175139         66,206.3049
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.603445          19.022002          6,280.9643
01/01/2007 to 12/31/2007         19.022002          19.900569          9,143.3551
01/01/2008 to 12/31/2008         19.900569          11.646713          8,688.1437
01/01/2009 to 12/31/2009         11.646713          16.031847          8,631.5600
01/01/2010 to 12/31/2010         16.031847          18.299553          8,697.5393
01/01/2011 to 12/31/2011         18.299553          16.504100          9,035.3661
01/01/2012 to 12/31/2012         16.504100          19.689797          8,850.4002
01/01/2013 to 12/31/2013         19.689797          24.643505         18,805.7270
01/01/2014 to 12/31/2014         24.643505          24.784287         17,611.1672
01/01/2015 to 12/31/2015         24.784287          25.363489         16,278.8690
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
01/01/2006 to 12/31/2006         16.536666          18.650066            7,401.7946
01/01/2007 to 12/31/2007         18.650066          19.985768           12,642.5194
01/01/2008 to 12/31/2008         19.985768          11.349048           11,111.0542
01/01/2009 to 12/31/2009         11.349048          14.650123            9,563.6800
01/01/2010 to 12/31/2010         14.650123          15.491531            8,579.4180
01/01/2011 to 04/29/2011         15.491531          17.275432                0.0000
--------------------------       ---------          ---------           -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998301           6.562488            2,663.6584
01/01/2009 to 12/31/2009          6.562488           8.569370            4,737.5700
01/01/2010 to 12/31/2010          8.569370           9.083842            6,520.8902
01/01/2011 to 12/31/2011          9.083842           8.327508           19,779.6387
01/01/2012 to 12/31/2012          8.327508          10.020125           17,419.4751
01/01/2013 to 04/26/2013         10.020125          10.647362                0.0000
--------------------------       ---------          ---------           -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999788           1.034516                0.0000
01/01/2015 to 12/31/2015          1.034516           0.962815                0.0000
--------------------------       ---------          ---------           -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.615484          12.834995          462,144.7100
01/01/2010 to 12/31/2010         12.834995          13.618440          474,352.0973
01/01/2011 to 12/31/2011         13.618440          14.903492          444,779.5970
01/01/2012 to 12/31/2012         14.903492          16.013001          422,754.5344
01/01/2013 to 12/31/2013         16.013001          14.304314          328,697.5153
01/01/2014 to 12/31/2014         14.304314          14.491787          288,900.9516
01/01/2015 to 12/31/2015         14.491787          13.825127          255,596.5978
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.103714          12.456484        1,588,910.0943
01/01/2007 to 12/31/2007         12.456484          13.191600        1,271,672.9875
01/01/2008 to 12/31/2008         13.191600          13.041402        1,126,122.6669
01/01/2009 to 12/31/2009         13.041402          15.155905        1,338,326.3400
01/01/2010 to 12/31/2010         15.155905          16.142116        1,292,032.1519
01/01/2011 to 12/31/2011         16.142116          16.398294        1,192,865.4435
01/01/2012 to 12/31/2012         16.398294          17.641576        1,145,734.6700
01/01/2013 to 12/31/2013         17.641576          17.037533        1,046,588.4881
01/01/2014 to 12/31/2014         17.037533          17.478695          876,449.6340
01/01/2015 to 12/31/2015         17.478695          17.210733          741,494.2528
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIONEER FUND SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         17.900934          19.315452            297.5903
01/01/2007 to 12/31/2007         19.315452          19.968564            296.0240
01/01/2008 to 12/31/2008         19.968564          13.204595            293.5339
01/01/2009 to 12/31/2009         13.204595          16.106921         44,833.3200
01/01/2010 to 12/31/2010         16.106921          18.432029         38,349.7564
01/01/2011 to 12/31/2011         18.432029          17.323792         35,585.8832
01/01/2012 to 12/31/2012         17.323792          18.862322         33,393.9142
01/01/2013 to 12/31/2013         18.862322          24.715332         29,404.3688
01/01/2014 to 12/31/2014         24.715332          27.050404         27,038.4840
01/01/2015 to 12/31/2015         27.050404          26.651185         23,088.5475
--------------------------       ---------          ---------         -----------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S.
 EQUITY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.782494          12.742697        180,788.2114
01/01/2007 to 12/31/2007         12.742697          12.505142        211,505.2505
01/01/2008 to 12/31/2008         12.505142           7.337382        194,297.1720
01/01/2009 to 05/01/2009          7.337382           7.251359              0.0000
--------------------------       ---------          ---------        ------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         18.172616          18.858020              0.0000
01/01/2007 to 12/31/2007         18.858020          19.800484              0.0000
01/01/2008 to 12/31/2008         19.800484          17.400998          2,947.4451
01/01/2009 to 12/31/2009         17.400998          22.802536          2,934.5000
01/01/2010 to 12/31/2010         22.802536          25.185555          3,299.1651
01/01/2011 to 12/31/2011         25.185555          25.699107          4,190.1282
01/01/2012 to 12/31/2012         25.699107          28.243184          4,173.0994
01/01/2013 to 12/31/2013         28.243184          28.238359          3,605.2230
01/01/2014 to 12/31/2014         28.238359          29.078492          3,494.9556
01/01/2015 to 12/31/2015         29.078492          28.260285          3,393.1544
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.756296          10.911620          6,476.7238
01/01/2013 to 12/31/2013         10.911620          10.258227              0.0000
01/01/2014 to 12/31/2014         10.258227          10.863707            786.7459
01/01/2015 to 12/31/2015         10.863707          10.742623          9,706.4907
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215677          10.741899          2,754.7806
01/01/2014 to 12/31/2014         10.741899          11.490620          7,922.8233
01/01/2015 to 12/31/2015         11.490620          11.172311         37,538.5190
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010721           1.067048        102,507.6832
01/01/2013 to 12/31/2013          1.067048           1.156866         90,431.3613
01/01/2014 to 12/31/2014          1.156866           1.227228        121,820.1471
01/01/2015 to 12/31/2015          1.227228           1.197730        123,211.9457
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.758179          10.488347        232,249.8700
01/01/2010 to 12/31/2010         10.488347          11.591023        287,201.3153
01/01/2011 to 12/31/2011         11.591023          11.534218        240,756.1157
01/01/2012 to 12/31/2012         11.534218          12.814640        200,506.0584
01/01/2013 to 12/31/2013         12.814640          14.249194        159,708.6713
01/01/2014 to 12/31/2014         14.249194          14.845443        154,433.3538
01/01/2015 to 12/31/2015         14.845443          14.330148        146,640.4199
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.062226           9.940016         78,382.7900
01/01/2010 to 12/31/2010          9.940016          11.172483        207,630.6194
01/01/2011 to 12/31/2011         11.172483          10.766774        210,262.8165
01/01/2012 to 12/31/2012         10.766774          12.193838        170,007.8619
01/01/2013 to 12/31/2013         12.193838          14.176143        116,431.9234
01/01/2014 to 12/31/2014         14.176143          14.708912        157,390.2312
01/01/2015 to 12/31/2015         14.708912          14.147975        147,543.4499
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         48.076720          55.873170         98,312.9154
01/01/2007 to 12/31/2007         55.873170          57.217089         78,541.9271
01/01/2008 to 12/31/2008         57.217089          35.945369         70,664.6477
01/01/2009 to 12/31/2009         35.945369          42.001620         65,317.6500
01/01/2010 to 12/31/2010         42.001620          48.521828         57,080.8793
01/01/2011 to 12/31/2011         48.521828          45.976848         51,302.4826
01/01/2012 to 12/31/2012         45.976848          53.537308         46,173.8147
01/01/2013 to 12/31/2013         53.537308          70.684477         39,999.8555
01/01/2014 to 12/31/2014         70.684477          79.038744         35,023.3800
01/01/2015 to 12/31/2015         79.038744          75.245148         31,030.5124
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         48.446417          56.187289        551,658.2545
01/01/2007 to 12/31/2007         56.187289          57.377185        486,247.6436
01/01/2008 to 12/31/2008         57.377185          35.967814        411,273.3121
01/01/2009 to 12/31/2009         35.967814          41.928431        395,436.6000
01/01/2010 to 12/31/2010         41.928431          48.309957        368,915.5742
01/01/2011 to 12/31/2011         48.309957          45.660800        327,734.0317
01/01/2012 to 12/31/2012         45.660800          53.037202        287,622.0925
01/01/2013 to 12/31/2013         53.037202          69.859904        250,679.3885
01/01/2014 to 12/31/2014         69.859904          77.920551        217,560.0163
01/01/2015 to 12/31/2015         77.920551          73.970867        198,848.7158
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-
 ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2006 to 12/31/2006         12.713260          14.510053          9,760.3126
01/01/2007 to 12/31/2007         14.510053          13.422945          8,721.9245
01/01/2008 to 12/31/2008         13.422945           8.101541          8,459.1850
01/01/2009 to 12/31/2009          8.101541          10.355020          8,711.8200
01/01/2010 to 04/30/2010         10.355020          11.057691              0.0000
--------------------------       ---------          ---------          ----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          7.985522           8.347710        906,011.6400
01/01/2007 to 12/31/2007          8.347710           9.668240        663,347.2356
01/01/2008 to 12/31/2008          9.668240           5.735290        573,694.3598
01/01/2009 to 12/31/2009          5.735290           8.214937        597,489.2400
01/01/2010 to 12/31/2010          8.214937          10.327880        562,329.8372
01/01/2011 to 12/31/2011         10.327880          10.001799        503,082.1328
01/01/2012 to 12/31/2012         10.001799          11.194572        449,918.8428
01/01/2013 to 12/31/2013         11.194572          15.054336        415,092.9530
01/01/2014 to 12/31/2014         15.054336          16.716356        319,662.6802
01/01/2015 to 12/31/2015         16.716356          17.557671        298,017.7516
--------------------------       ---------          ---------        ------------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          6.964178           8.328199              0.0000
01/01/2010 to 12/31/2010          8.328199           9.214113          2,302.4146
01/01/2011 to 12/31/2011          9.214113           9.088580          4,556.9248
01/01/2012 to 12/31/2012          9.088580          10.140135          4,865.2644
01/01/2013 to 12/31/2013         10.140135          13.396351          4,543.1584
01/01/2014 to 12/31/2014         13.396351          14.959715          4,282.2193
01/01/2015 to 12/31/2015         14.959715          15.379274          4,011.5644
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.960108          19.409923         90,858.7149
01/01/2007 to 12/31/2007         19.409923          21.034015         58,372.0478
01/01/2008 to 12/31/2008         21.034015          11.547289         53,674.1681
01/01/2009 to 12/31/2009         11.547289          13.858037         56,566.5300
01/01/2010 to 12/31/2010         13.858037          14.581182         49,731.5591
01/01/2011 to 12/31/2011         14.581182          11.466803         50,886.1046
01/01/2012 to 12/31/2012         11.466803          13.476078         52,961.8014
01/01/2013 to 12/31/2013         13.476078          15.277449        192,488.4935
01/01/2014 to 12/31/2014         15.277449          14.539548        187,807.2959
01/01/2015 to 12/31/2015         14.539548          14.005246        184,856.7534
--------------------------       ---------          ---------        ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         16.459002          15.757749         36,995.0079
01/01/2014 to 12/31/2014         15.757749          16.362498         40,853.4368
01/01/2015 to 12/31/2015         16.362498          16.101757         39,077.4757
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         43.697348          44.807124           29,860.4135
01/01/2007 to 12/31/2007         44.807124          46.771027           13,273.4790
01/01/2008 to 12/31/2008         46.771027          44.362024           14,874.9784
01/01/2009 to 12/31/2009         44.362024          47.691089           12,880.0500
01/01/2010 to 12/31/2010         47.691089          50.746727           12,329.1861
01/01/2011 to 12/31/2011         50.746727          53.118389           14,461.8272
01/01/2012 to 12/31/2012         53.118389          56.105308           14,721.0168
01/01/2013 to 12/31/2013         56.105308          54.685705           15,254.1241
01/01/2014 to 12/31/2014         54.685705          57.511374           15,367.9291
01/01/2015 to 12/31/2015         57.511374          56.819777           15,284.1793
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.824883          11.117560           20,068.7100
01/01/2010 to 12/31/2010         11.117560          13.116297           14,817.2674
01/01/2011 to 12/31/2011         13.116297          11.759572           14,746.4019
01/01/2012 to 12/31/2012         11.759572          13.241824           15,313.4279
01/01/2013 to 12/31/2013         13.241824          17.499801           15,534.9852
01/01/2014 to 12/31/2014         17.499801          18.763797           12,650.2157
01/01/2015 to 12/31/2015         18.763797          19.635260           12,120.0658
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
04/30/2007 to 12/31/2007         15.314028          16.003372           21,720.7189
01/01/2008 to 12/31/2008         16.003372           9.037492           16,380.6371
01/01/2009 to 05/01/2009          9.037492           8.591140                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          9.995128          10.289723          870,039.9434
01/01/2007 to 12/31/2007         10.289723          10.618348        1,169,493.5887
01/01/2008 to 12/31/2008         10.618348          10.726329        2,284,101.6264
01/01/2009 to 12/31/2009         10.726329          10.588094        1,525,154.2500
01/01/2010 to 12/31/2010         10.588094          10.425239        1,205,546.9615
01/01/2011 to 12/31/2011         10.425239          10.265326          942,625.3766
01/01/2012 to 12/31/2012         10.265326          10.106578        1,086,706.2707
01/01/2013 to 12/31/2013         10.106578           9.951130          792,241.1538
01/01/2014 to 12/31/2014          9.951130           9.798073          728,579.0273
01/01/2015 to 12/31/2015          9.798073           9.647370          553,699.2579
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.668521          11.779506        502,942.2258
01/01/2007 to 12/31/2007         11.779506          12.918182        451,175.1090
01/01/2008 to 12/31/2008         12.918182           8.070513        433,623.7697
01/01/2009 to 12/31/2009          8.070513          11.090236        363,240.7200
01/01/2010 to 12/31/2010         11.090236          12.155181        344,473.9317
01/01/2011 to 12/31/2011         12.155181          11.995148        324,999.5625
01/01/2012 to 12/31/2012         11.995148          13.646987        544,829.0387
01/01/2013 to 12/31/2013         13.646987          18.372896        462,359.5514
01/01/2014 to 12/31/2014         18.372896          19.672009        405,129.0160
01/01/2015 to 12/31/2015         19.672009          21.410904        349,058.0769
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.567167           9.078212        844,510.6626
01/01/2007 to 12/31/2007          9.078212          10.214981        762,423.8995
01/01/2008 to 12/31/2008         10.214981           5.436980        679,472.6189
01/01/2009 to 12/31/2009          5.436980           7.692918        545,880.7200
01/01/2010 to 12/31/2010          7.692918           8.286415        492,118.1202
01/01/2011 to 12/31/2011          8.286415           8.046579        434,488.9432
01/01/2012 to 04/27/2012          8.046579           9.047954              0.0000
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH
 SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.457777          11.064882         57,726.9769
01/01/2008 to 12/31/2008         11.064882           6.393804         44,227.0586
01/01/2009 to 12/31/2009          6.393804           8.163706         39,882.1000
01/01/2010 to 12/31/2010          8.163706          10.557998         34,064.2697
01/01/2011 to 12/31/2011         10.557998          10.681332         30,396.0044
01/01/2012 to 12/31/2012         10.681332          11.661856         27,647.4458
01/01/2013 to 12/31/2013         11.661856          17.037814         27,114.5290
01/01/2014 to 12/31/2014         17.037814          16.932545         23,360.3662
01/01/2015 to 12/31/2015         16.932545          16.910050         20,784.8896
--------------------------       ---------          ---------        ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.704953          14.239504              0.0000
01/01/2010 to 12/31/2010         14.239504          17.187816          3,017.5166
01/01/2011 to 12/31/2011         17.187816          14.173361          5,191.3554
01/01/2012 to 12/31/2012         14.173361          16.452693          5,247.6354
01/01/2013 to 12/31/2013         16.452693          20.671154          8,103.1670
01/01/2014 to 12/31/2014         20.671154          18.990638          6,421.8870
01/01/2015 to 12/31/2015         18.990638          19.774671          6,500.9857
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.760325          14.018688          3,221.2296
01/01/2015 to 12/31/2015         14.018688          13.722248         56,458.9711
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.356889          14.743659         4,407,926.8676
01/01/2015 to 12/31/2015         14.743659          14.361077         3,810,842.1741
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.610312          11.123726           823,532.3698
01/01/2007 to 12/31/2007         11.123726          11.600009         1,586,151.4732
01/01/2008 to 12/31/2008         11.600009           9.062519         2,159,486.8389
01/01/2009 to 12/31/2009          9.062519          10.967254         2,497,299.8200
01/01/2010 to 12/31/2010         10.967254          11.975937         2,177,429.4981
01/01/2011 to 12/31/2011         11.975937          12.001477         2,115,155.9229
01/01/2012 to 12/31/2012         12.001477          13.105255         2,297,530.1270
01/01/2013 to 12/31/2013         13.105255          14.075290         1,879,942.8260
01/01/2014 to 04/25/2014         14.075290          14.184385                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.020400          11.568201         2,333,121.2151
01/01/2007 to 12/31/2007         11.568201          12.096278         3,288,268.4774
01/01/2008 to 12/31/2008         12.096278           8.763057         3,598,191.9541
01/01/2009 to 12/31/2009          8.763057          10.879096         3,979,307.5900
01/01/2010 to 12/31/2010         10.879096          12.040052         3,901,048.6063
01/01/2011 to 12/31/2011         12.040052          11.841405         3,935,094.1230
01/01/2012 to 12/31/2012         11.841405          13.103329         3,530,442.6122
01/01/2013 to 12/31/2013         13.103329          14.737182         3,171,181.0548
01/01/2014 to 04/25/2014         14.737182          14.795444                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.764283          15.276918         7,087,722.8999
01/01/2015 to 12/31/2015         15.276918          14.851241         6,334,125.1094
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.488328          12.087152         7,552,375.9678
01/01/2007 to 12/31/2007         12.087152          12.481300         9,324,716.7248
01/01/2008 to 12/31/2008         12.481300           8.364141        10,849,770.5766
01/01/2009 to 12/31/2009          8.364141          10.569112        10,269,763.0200
01/01/2010 to 12/31/2010         10.569112          11.820410         9,751,532.9934
01/01/2011 to 12/31/2011         11.820410          11.440794         9,159,590.7551
01/01/2012 to 12/31/2012         11.440794          12.833143         8,345,063.0100
01/01/2013 to 12/31/2013         12.833143          15.089511         7,600,157.5873
01/01/2014 to 04/25/2014         15.089511          15.103578                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.737691          15.337387         9,384,594.2136
01/01/2015 to 12/31/2015         15.337387          14.845337         8,521,779.2866
--------------------------       ---------          ---------        ---------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         12.105734          12.744446         8,566,094.0713
01/01/2007 to 12/31/2007         12.744446          13.137431        11,512,392.7137
01/01/2008 to 12/31/2008         13.137431           8.036651        12,124,140.4414
01/01/2009 to 12/31/2009          8.036651          10.294738        11,480,758.2200
01/01/2010 to 12/31/2010         10.294738          11.706585        11,011,636.7263
01/01/2011 to 12/31/2011         11.706585          11.080407        10,438,656.6604
01/01/2012 to 12/31/2012         11.080407          12.624065         9,999,961.7509
01/01/2013 to 12/31/2013         12.624065          15.651096        10,020,906.3295
01/01/2014 to 04/25/2014         15.651096          15.580490                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998301           7.026370           586,127.7145
01/01/2009 to 12/31/2009          7.026370           8.893585           877,303.5700
01/01/2010 to 12/31/2010          8.893585           9.636546         1,095,803.9949
01/01/2011 to 12/31/2011          9.636546           9.321590           950,200.6864
01/01/2012 to 12/31/2012          9.321590          10.657275           978,490.6907
01/01/2013 to 04/26/2013         10.657275          11.467659                 0.0000
--------------------------       ---------          ---------        ---------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.593093          12.777498            67,553.7176
01/01/2007 to 12/31/2007         12.777498          13.097912            75,175.2006
01/01/2008 to 12/31/2008         13.097912          10.013885            67,779.8134
01/01/2009 to 12/31/2009         10.013885          11.664595            68,068.3900
01/01/2010 to 12/31/2010         11.664595          12.610579            66,611.3850
01/01/2011 to 12/31/2011         12.610579          12.685108            56,327.6986
01/01/2012 to 12/31/2012         12.685108          13.901334            53,846.7338
01/01/2013 to 12/31/2013         13.901334          16.247055            46,624.5283
01/01/2014 to 12/31/2014         16.247055          17.335128            42,390.8038
01/01/2015 to 12/31/2015         17.335128          17.000302            35,483.2699
--------------------------       ---------          ---------        ---------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.749741          10.972398                 0.0000
01/01/2009 to 12/31/2009         10.972398          13.027544             2,642.5200
01/01/2010 to 12/31/2010         13.027544          14.261268             8,802.4312
01/01/2011 to 12/31/2011         14.261268          14.132100            17,344.5879
01/01/2012 to 12/31/2012         14.132100          16.184171            16,364.2397
01/01/2013 to 12/31/2013         16.184171          21.574246            97,607.7969
01/01/2014 to 12/31/2014         21.574246          23.486045            91,526.4498
01/01/2015 to 12/31/2015         23.486045          23.040527            79,534.8769
--------------------------       ---------          ---------        ---------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998301           6.593315         37,172.7960
01/01/2009 to 12/31/2009          6.593315           8.107374        132,880.4000
01/01/2010 to 12/31/2010          8.107374           8.862691        172,740.9336
01/01/2011 to 12/31/2011          8.862691           8.678933        201,264.2905
01/01/2012 to 12/31/2012          8.678933           9.733885        173,253.4134
01/01/2013 to 04/26/2013          9.733885          10.657517              0.0000
--------------------------        --------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.689669          24.563132         61,532.2303
01/01/2014 to 12/31/2014         24.563132          24.112658         55,751.6903
01/01/2015 to 12/31/2015         24.112658          23.832007         42,427.8436
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         17.583892          19.845430          9,725.1508
01/01/2007 to 04/27/2007         19.845430          21.564278              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
05/01/2006 to 12/31/2006         11.381396          12.042715              0.0000
01/01/2007 to 04/27/2007         12.042715          13.296019              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.529364          15.537282        137,261.7284
01/01/2008 to 12/31/2008         15.537282           9.438452        122,521.4422
01/01/2009 to 12/31/2009          9.438452          12.709651        133,468.2100
01/01/2010 to 12/31/2010         12.709651          15.374940        133,230.1827
01/01/2011 to 12/31/2011         15.374940          14.340195        101,338.5884
01/01/2012 to 12/31/2012         14.340195          14.864760         84,563.8075
01/01/2013 to 04/26/2013         14.864760          16.109809              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.552755          13.952471        439,265.1349
01/01/2007 to 12/31/2007         13.952471          15.000316        264,461.4917
01/01/2008 to 12/31/2008         15.000316           8.565889        235,877.1157
01/01/2009 to 12/31/2009          8.565889          12.063953        196,474.3600
01/01/2010 to 12/31/2010         12.063953          13.867398        197,226.7222
01/01/2011 to 12/31/2011         13.867398          13.472232        165,852.1545
01/01/2012 to 12/31/2012         13.472232          15.740985        147,469.2941
01/01/2013 to 12/31/2013         15.740985          21.507664        251,683.9892
01/01/2014 to 12/31/2014         21.507664          23.045926        246,563.2527
01/01/2015 to 12/31/2015         23.045926          25.076944        196,554.6495
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.222221          14.512166           51,763.9701
01/01/2007 to 12/31/2007         14.512166          15.649804           44,635.1328
01/01/2008 to 12/31/2008         15.649804           9.812323           39,934.8018
01/01/2009 to 12/31/2009          9.812323          13.394095           39,050.9400
01/01/2010 to 12/31/2010         13.394095          17.759636           33,415.7570
01/01/2011 to 12/31/2011         17.759636          17.740102           33,114.5954
01/01/2012 to 12/31/2012         17.740102          20.244507           29,657.2940
01/01/2013 to 12/31/2013         20.244507          28.738078           23,834.4772
01/01/2014 to 12/31/2014         28.738078          30.176753           21,215.6751
01/01/2015 to 12/31/2015         30.176753          30.444669           19,697.5962
--------------------------       ---------          ---------           -----------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         15.874637          18.752786            6,699.3213
01/01/2011 to 12/31/2011         18.752786          15.385924            7,572.2550
01/01/2012 to 12/31/2012         15.385924          15.538597            7,769.1703
01/01/2013 to 12/31/2013         15.538597          16.945060           15,135.0075
01/01/2014 to 12/31/2014         16.945060          13.543729           19,102.5613
01/01/2015 to 12/31/2015         13.543729           8.966866           22,620.1173
--------------------------       ---------          ---------           -----------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         12.847742          14.473087        1,782,337.8118
01/01/2007 to 12/31/2007         14.473087          14.880819        1,495,654.1766
01/01/2008 to 12/31/2008         14.880819           8.870125        1,234,431.6681
01/01/2009 to 12/31/2009          8.870125          11.513436        1,195,568.3200
01/01/2010 to 12/31/2010         11.513436          12.676051        1,115,707.0529
01/01/2011 to 12/31/2011         12.676051          11.959860        1,027,299.5651
01/01/2012 to 12/31/2012         11.959860          13.270583          935,096.9332
01/01/2013 to 12/31/2013         13.270583          17.447529          772,027.7312
01/01/2014 to 12/31/2014         17.447529          18.973811          645,530.0514
01/01/2015 to 12/31/2015         18.973811          19.105426          559,895.7047
--------------------------       ---------          ---------        --------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2006 to 12/31/2006         13.754048          16.095153           10,706.5191
01/01/2007 to 12/31/2007         16.095153          16.351444           16,964.8316
01/01/2008 to 12/31/2008         16.351444          11.085529           15,194.6944
01/01/2009 to 12/31/2009         11.085529          13.911220           11,193.7600
01/01/2010 to 12/31/2010         13.911220          15.424136            9,977.3437
01/01/2011 to 12/31/2011         15.424136          15.479208            9,092.1975
01/01/2012 to 12/31/2012         15.479208          18.181958            8,330.8612
01/01/2013 to 12/31/2013         18.181958          23.705602            7,068.1518
01/01/2014 to 12/31/2014         23.705602          26.296098            5,352.1641
01/01/2015 to 12/31/2015         26.296098          25.103810            4,288.9283

CLASS B




                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2006 to 12/31/2006          14.207240          17.921227        50,790.8117
01/01/2007 to 12/31/2007          17.921227          20.214957        36,880.8166
01/01/2008 to 12/31/2008          20.214957          11.857530        29,471.1785
01/01/2009 to 12/31/2009          11.857530          15.774029        19,369.0000
01/01/2010 to 12/31/2010          15.774029          17.511963        14,011.0783
01/01/2011 to 12/31/2011          17.511963          16.064605        13,543.8777
01/01/2012 to 12/31/2012          16.064605          18.254602        12,162.0005
01/01/2013 to 12/31/2013          18.254602          21.370000         9,093.5691
01/01/2014 to 12/31/2014          21.370000          21.089918         8,808.5184
01/01/2015 to 12/31/2015          21.089918          20.258610         7,479.1686
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
11/13/2006 to 12/31/2006          24.406932          25.278856         1,475.4841
01/01/2007 to 12/31/2007          25.278856          28.554934        13,506.2041
01/01/2008 to 12/31/2008          28.554934          17.303773        18,245.0621
01/01/2009 to 12/31/2009          17.303773          24.221121        21,831.2200
01/01/2010 to 12/31/2010          24.221121          26.623489        26,186.3861
01/01/2011 to 12/31/2011          26.623489          23.861454        25,349.4634
01/01/2012 to 12/31/2012          23.861454          28.764307        27,898.0226
01/01/2013 to 12/31/2013          28.764307          36.549240        28,790.1235
01/01/2014 to 12/31/2014          36.549240          36.782723        26,646.8490
01/01/2015 to 12/31/2015          36.782723          38.690611        23,446.9237
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          31.201952          15.768416           402.3475
01/01/2009 to 12/31/2009          15.768416          25.017855         2,141.7700
01/01/2010 to 12/31/2010          25.017855          30.124654         3,499.7678
01/01/2011 to 12/31/2011          30.124654          23.959400         4,221.0181
01/01/2012 to 12/31/2012          23.959400          27.849093         5,696.5579
01/01/2013 to 12/31/2013          27.849093          35.140140         5,274.2630
01/01/2014 to 12/31/2014          35.140140          35.298744         4,801.3951
01/01/2015 to 12/31/2015          35.298744          34.813279         4,216.1887
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         158.828273          91.681703         1,257.7424
01/01/2009 to 12/31/2009          91.681703         125.723749         2,250.9600
01/01/2010 to 12/31/2010         125.723749         146.770040         5,025.9823
01/01/2011 to 12/31/2011         146.770040         138.198287         5,454.0285
01/01/2012 to 12/31/2012         138.198287         160.244109         5,654.6641
01/01/2013 to 12/31/2013         160.244109         205.070632         5,158.0900
01/01/2014 to 12/31/2014         205.070632         218.878686         4,641.7582
01/01/2015 to 12/31/2015         218.878686         230.062068         3,962.5765
--------------------------       ----------         ----------        -----------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2006 to 12/31/2006         11.716144          13.996535        522,118.4870
01/01/2007 to 12/31/2007         13.996535          15.894176        307,514.3107
01/01/2008 to 12/31/2008         15.894176           9.320644        240,638.8416
01/01/2009 to 12/31/2009          9.320644          12.564228        247,392.2000
01/01/2010 to 12/31/2010         12.564228          13.397728        250,146.9904
01/01/2011 to 12/31/2011         13.397728          11.777274        200,705.6958
01/01/2012 to 12/31/2012         11.777274          13.695616        185,396.1462
01/01/2013 to 12/31/2013         13.695616          16.566096        177,717.7887
01/01/2014 to 12/31/2014         16.566096          14.480996        166,212.3351
01/01/2015 to 12/31/2015         14.480996          13.319135        165,532.6871
--------------------------       ---------          ---------        ------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.193556          10.523925         23,150.1404
01/01/2013 to 12/31/2013         10.523925          11.505530         36,296.3676
01/01/2014 to 12/31/2014         11.505530          12.148862         38,075.9934
01/01/2015 to 12/31/2015         12.148862          12.019266         29,361.1518
--------------------------       ---------          ---------        ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996816           1.038614              0.0000
01/01/2015 to 12/31/2015          1.038614           1.011568              0.0000
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.124600          11.511758         50,000.7473
01/01/2013 to 12/31/2013         11.511758          10.939356         48,950.7582
01/01/2014 to 12/31/2014         10.939356          11.190495         39,458.9681
01/01/2015 to 12/31/2015         11.190495           9.953575         30,963.8497
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.949122          10.254082         40,627.4999
01/01/2013 to 12/31/2013         10.254082          11.126036         98,345.1228
01/01/2014 to 12/31/2014         11.126036          11.591394         97,126.7225
01/01/2015 to 12/31/2015         11.591394          11.389303         87,315.7295
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         13.973394          17.591890         17,794.7400
01/01/2010 to 12/31/2010         17.591890          20.033380         46,153.6390
01/01/2011 to 12/31/2011         20.033380          20.168240         30,105.1747
01/01/2012 to 12/31/2012         20.168240          23.118155         34,319.3431
01/01/2013 to 12/31/2013         23.118155          24.862243         45,700.9973
01/01/2014 to 12/31/2014         24.862243          25.261255         44,085.8275
01/01/2015 to 12/31/2015         25.261255          23.842215         43,191.3720
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.975049           9.266596        283,983.2311
01/01/2009 to 12/31/2009          9.266596          12.280998        264,500.0400
01/01/2010 to 12/31/2010         12.280998          14.025858        235,103.1539
01/01/2011 to 12/31/2011         14.025858          13.026028        215,937.4181
01/01/2012 to 12/31/2012         13.026028          16.141583        204,531.3882
01/01/2013 to 12/31/2013         16.141583          16.440377        185,105.4259
01/01/2014 to 12/31/2014         16.440377          18.316874        172,852.7576
01/01/2015 to 12/31/2015         18.316874          17.764593        156,830.1865
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.275005           7.488041        959,691.6583
01/01/2012 to 12/31/2012          7.488041           8.727953        829,658.2845
01/01/2013 to 12/31/2013          8.727953          12.500172        705,742.6383
01/01/2014 to 12/31/2014         12.500172          14.618625        624,157.2520
01/01/2015 to 12/31/2015         14.618625          13.798955        562,161.4499
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON CLEARBRIDGE
AGGRESSIVE
 GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT
(CLASS B) AND
 BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
01/01/2006 to 04/30/2006         11.370986          11.874667        267,085.5308
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
05/01/2006 to 12/31/2006         10.404063          11.135542        274,472.5365
01/01/2007 to 12/31/2007         11.135542          10.305387        214,294.0251
01/01/2008 to 12/31/2008         10.305387           4.600138        213,641.6730
01/01/2009 to 12/31/2009          4.600138           6.242944        197,464.6700
01/01/2010 to 12/31/2010          6.242944           6.591246        197,210.7906
01/01/2011 to 04/29/2011          6.591246           7.002829              0.0000
--------------------------       ---------          ---------        ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010672           1.046190        669,786.3310
01/01/2013 to 12/31/2013          1.046190           1.048221        504,790.7826
01/01/2014 to 12/31/2014          1.048221           1.088609        425,075.7141
01/01/2015 to 12/31/2015          1.088609           1.025766        332,709.3010
--------------------------       ---------          ---------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.458340          11.939126        432,481.7855
01/01/2007 to 12/31/2007         11.939126          11.450048        396,995.8450
01/01/2008 to 12/31/2008         11.450048           7.217589        344,939.7706
01/01/2009 to 12/31/2009          7.217589           8.987134        353,692.5800
01/01/2010 to 12/31/2010          8.987134          10.155246        335,469.3959
01/01/2011 to 12/31/2011         10.155246           9.843209        308,485.8477
01/01/2012 to 12/31/2012          9.843209          11.474433        247,968.6637
01/01/2013 to 12/31/2013         11.474433          15.281396        261,124.0450
01/01/2014 to 12/31/2014         15.281396          16.431078        233,052.5696
01/01/2015 to 12/31/2015         16.431078          15.197128        211,879.3213
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         24.975286          27.558940          756,528.8061
01/01/2007 to 12/31/2007         27.558940          27.268055          637,582.4729
01/01/2008 to 12/31/2008         27.268055          16.420585          538,320.0572
01/01/2009 to 12/31/2009         16.420585          20.437665          503,551.7800
01/01/2010 to 12/31/2010         20.437665          25.235389          433,568.9390
01/01/2011 to 12/31/2011         25.235389          23.905232          376,060.7178
01/01/2012 to 12/31/2012         23.905232          26.967694          331,954.8656
01/01/2013 to 12/31/2013         26.967694          34.565396          282,119.9241
01/01/2014 to 12/31/2014         34.565396          37.278435          247,815.7705
01/01/2015 to 12/31/2015         37.278435          33.375015          226,914.5606
--------------------------       ---------          ---------          ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006         14.177012          16.002966          108,458.7611
01/01/2007 to 04/27/2007         16.002966          17.036598                0.0000
--------------------------       ---------          ---------          ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012726           1.048233          253,930.9724
01/01/2013 to 12/31/2013          1.048233           1.144363          340,694.7303
01/01/2014 to 12/31/2014          1.144363           1.204158          373,318.1139
01/01/2015 to 12/31/2015          1.204158           1.195044          364,349.3775
--------------------------       ---------          ---------          ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.178168           9.753617              353.1440
01/01/2009 to 12/31/2009          9.753617          12.354505              559.3000
01/01/2010 to 12/31/2010         12.354505          14.491671            8,106.8239
01/01/2011 to 12/31/2011         14.491671          12.777942           10,242.7930
01/01/2012 to 12/31/2012         12.777942          14.498066           12,659.4681
01/01/2013 to 12/31/2013         14.498066          18.952975           12,055.3217
01/01/2014 to 12/31/2014         18.952975          19.457746            6,831.9918
01/01/2015 to 12/31/2015         19.457746          17.716621            5,516.5106
--------------------------       ---------          ---------          ------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.986823          18.238141        1,217,495.8032
01/01/2007 to 12/31/2007         18.238141          19.113056        1,099,384.7378
01/01/2008 to 12/31/2008         19.113056          15.302076          875,259.1147
01/01/2009 to 12/31/2009         15.302076          20.586701          788,356.3700
01/01/2010 to 12/31/2010         20.586701          22.875466          714,241.2804
01/01/2011 to 12/31/2011         22.875466          23.505333          631,248.8694
01/01/2012 to 12/31/2012         23.505333          26.111964          576,708.8517
01/01/2013 to 12/31/2013         26.111964          27.734056          500,702.0517
01/01/2014 to 12/31/2014         27.734056          28.597570          459,829.4242
01/01/2015 to 12/31/2015         28.597570          27.517908          411,473.2304
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006         14.177012          16.002966          108,458.7611
01/01/2007 to 04/27/2007         16.002966          17.036598                0.0000
--------------------------       ---------          ---------          ------------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE FUNDS
- AIM V.I.
 CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I))
01/01/2006 to 12/31/2006         11.880570          12.422921          105,707.2667
01/01/2007 to 04/27/2007         12.422921          13.251701                0.0000
--------------------------       ---------          ---------          ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987741           9.750493          100,515.5377
01/01/2012 to 12/31/2012          9.750493          10.011875           99,181.1616
01/01/2013 to 12/31/2013         10.011875           9.962344          129,648.9158
01/01/2014 to 12/31/2014          9.962344           9.902968          132,106.8158
01/01/2015 to 12/31/2015          9.902968           9.680273          191,841.6085
--------------------------       ---------          ---------          ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.758658          12.150119              373.6083
01/01/2011 to 12/31/2011         12.150119          11.912168                0.0000
01/01/2012 to 12/31/2012         11.912168          13.390224                0.0000
01/01/2013 to 12/31/2013         13.390224          13.307738                0.0000
01/01/2014 to 12/31/2014         13.307738          13.239254                0.0000
01/01/2015 to 12/31/2015         13.239254          12.480860                0.0000
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006         12.408821          12.972623          932,223.4427
01/01/2007 to 12/31/2007         12.972623          13.127531          801,086.3843
01/01/2008 to 12/31/2008         13.127531           7.642126        1,877,780.8910
01/01/2009 to 12/31/2009          7.642126           9.971104        1,805,575.4300
01/01/2010 to 12/31/2010          9.971104          11.426466        1,703,935.3171
01/01/2011 to 12/31/2011         11.426466          10.590647        1,475,021.8225
01/01/2012 to 12/31/2012         10.590647          12.160401        1,278,085.9257
01/01/2013 to 12/31/2013         12.160401          15.490933        1,155,739.8757
01/01/2014 to 12/31/2014         15.490933          16.012798        1,011,415.4208
01/01/2015 to 12/31/2015         16.012798          15.434431          908,458.2839
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.976006          10.421339           59,460.1030
01/01/2013 to 12/31/2013         10.421339          11.723002          112,796.5477
01/01/2014 to 12/31/2014         11.723002          12.643725          123,840.1809
01/01/2015 to 12/31/2015         12.643725          11.928444          194,041.3172
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078419           1.125733          129,725.2076
01/01/2014 to 12/31/2014          1.125733           1.209859          137,530.2281
01/01/2015 to 12/31/2015          1.209859           1.175638          480,043.6599
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.426056           6.148147          299,044.2081
01/01/2009 to 12/31/2009          6.148147          10.217171          519,731.2100
01/01/2010 to 12/31/2010         10.217171          12.427597          536,022.3710
01/01/2011 to 12/31/2011         12.427597           9.938069          323,403.4527
01/01/2012 to 12/31/2012          9.938069          11.621652          288,183.6798
01/01/2013 to 12/31/2013         11.621652          10.862041          274,993.3699
01/01/2014 to 12/31/2014         10.862041           9.987536          275,583.2739
01/01/2015 to 12/31/2015          9.987536           8.467047          266,437.2249
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.698204          15.829203        1,407,133.1390
01/01/2007 to 12/31/2007         15.829203          17.646923        1,169,698.7894
01/01/2008 to 12/31/2008         17.646923          10.008772          996,440.7431
01/01/2009 to 12/31/2009         10.008772          12.959129          923,468.7600
01/01/2010 to 12/31/2010         12.959129          14.208054          879,181.4989
01/01/2011 to 12/31/2011         14.208054          12.484782          811,492.2697
01/01/2012 to 12/31/2012         12.484782          14.338294          687,157.9602
01/01/2013 to 12/31/2013         14.338294          16.822371          610,656.1413
01/01/2014 to 12/31/2014         16.822371          15.397104          578,378.3784
01/01/2015 to 12/31/2015         15.397104          14.876468          518,716.6335
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS
 B) AND BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006          9.940352          10.596585          294,259.9442
01/01/2007 to 12/31/2007         10.596585          12.869538          259,720.8437
01/01/2008 to 12/31/2008         12.869538           6.740158          216,898.3079
01/01/2009 to 12/31/2009          6.740158          10.426948          204,011.0200
01/01/2010 to 12/31/2010         10.426948          13.547381          226,159.9724
01/01/2011 to 12/31/2011         13.547381          12.403682          192,479.8321
01/01/2012 to 12/31/2012         12.403682          13.332013          172,098.7118
01/01/2013 to 12/31/2013         13.332013          18.231471          154,467.2395
01/01/2014 to 12/31/2014         18.231471          18.114972          135,975.3189
01/01/2015 to 12/31/2015         18.114972          16.923516          124,559.8235
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.457492          18.836003           22,835.9704
01/01/2007 to 12/31/2007         18.836003          19.686179           27,297.4513
01/01/2008 to 12/31/2008         19.686179          11.509665           20,912.6683
01/01/2009 to 12/31/2009         11.509665          15.827360           19,232.9800
01/01/2010 to 12/31/2010         15.827360          18.048102           23,318.7416
01/01/2011 to 12/31/2011         18.048102          16.261067           21,651.3021
01/01/2012 to 12/31/2012         16.261067          19.380368           19,587.9286
01/01/2013 to 12/31/2013         19.380368          24.231996           46,423.7834
01/01/2014 to 12/31/2014         24.231996          24.346062           41,009.0834
01/01/2015 to 12/31/2015         24.346062          24.890113           41,727.0442
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
01/01/2006 to 12/31/2006         16.458365          19.720558           27,860.5634
01/01/2007 to 12/31/2007         19.720558          19.851342           36,784.8167
01/01/2008 to 12/31/2008         19.851342          11.261386           34,265.6031
01/01/2009 to 12/31/2009         11.261386          14.522432           30,273.0700
01/01/2010 to 12/31/2010         14.522432          15.341169           27,594.6962
01/01/2011 to 04/29/2011         15.341169          17.102182                0.0000
--------------------------       ---------          ---------           -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998192           6.557963            9,215.5822
01/01/2009 to 12/31/2009          6.557963           8.554902           14,337.9900
01/01/2010 to 12/31/2010          8.554902           9.059448           25,507.7074
01/01/2011 to 12/31/2011          9.059448           8.296852           63,681.6963
01/01/2012 to 12/31/2012          8.296852           9.973212           58,342.1036
01/01/2013 to 04/26/2013          9.973212          10.594142                0.0000
--------------------------       ---------          ---------           -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999774           1.033802                0.0000
01/01/2015 to 12/31/2015          1.033802           0.961188                0.0000
--------------------------       ---------          ---------           -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.545830          12.749612          402,376.5800
01/01/2010 to 12/31/2010         12.749612          13.514326          372,861.4424
01/01/2011 to 12/31/2011         13.514326          14.774818          336,942.7620
01/01/2012 to 12/31/2012         14.774818          15.858800          293,165.4416
01/01/2013 to 12/31/2013         15.858800          14.152398          264,576.1643
01/01/2014 to 12/31/2014         14.152398          14.323547          247,595.1862
01/01/2015 to 12/31/2015         14.323547          13.650960          220,205.9480
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.045993          12.384722        2,757,324.6750
01/01/2007 to 12/31/2007         12.384722          13.102425        2,253,473.7136
01/01/2008 to 12/31/2008         13.102425          12.940264        2,302,653.2914
01/01/2009 to 12/31/2009         12.940264          15.023346        1,996,167.5900
01/01/2010 to 12/31/2010         15.023346          15.984943        1,878,577.1860
01/01/2011 to 12/31/2011         15.984943          16.222440        1,653,302.6824
01/01/2012 to 12/31/2012         16.222440          17.434855        1,568,092.3363
01/01/2013 to 12/31/2013         17.434855          16.821055        1,338,467.6090
01/01/2014 to 12/31/2014         16.821055          17.239364        1,249,745.7591
01/01/2015 to 12/31/2015         17.239364          16.958101        1,139,096.3594
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIONEER FUND SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         17.683202          19.067873          2,230.4680
01/01/2007 to 12/31/2007         19.067873          19.692805            210.6586
01/01/2008 to 12/31/2008         19.692805          13.009163          2,604.3026
01/01/2009 to 12/31/2009         13.009163          15.852668         87,966.1600
01/01/2010 to 12/31/2010         15.852668          18.122957         82,508.5555
01/01/2011 to 12/31/2011         18.122957          17.016307         75,763.6687
01/01/2012 to 12/31/2012         17.016307          18.508914         68,987.0188
01/01/2013 to 12/31/2013         18.508914          24.228036         60,452.6750
01/01/2014 to 12/31/2014         24.228036          26.490564         53,849.1395
01/01/2015 to 12/31/2015         26.490564          26.073515         50,388.6143
--------------------------       ---------          ---------         -----------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S.
 EQUITY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.739347          12.683378        447,355.9250
01/01/2007 to 12/31/2007         12.683378          12.434415        656,291.1625
01/01/2008 to 12/31/2008         12.434415           7.288546        568,911.4393
01/01/2009 to 05/01/2009          7.288546           7.200696              0.0000
--------------------------       ---------          ---------        ------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         17.958794          18.623787            514.0850
01/01/2007 to 12/31/2007         18.623787          19.534903          2,408.1784
01/01/2008 to 12/31/2008         19.534903          17.150388          1,385.7801
01/01/2009 to 12/31/2009         17.150388          22.451691          1,641.1800
01/01/2010 to 12/31/2010         22.451691          24.773268          2,892.0481
01/01/2011 to 12/31/2011         24.773268          25.253217          2,789.5389
01/01/2012 to 12/31/2012         25.253217          27.725273          3,170.1960
01/01/2013 to 12/31/2013         27.725273          27.692825          3,017.0016
01/01/2014 to 12/31/2014         27.692825          28.488225          2,721.1763
01/01/2015 to 12/31/2015         28.488225          27.658946          2,689.3338
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.745460          10.893314          4,955.6568
01/01/2013 to 12/31/2013         10.893314          10.230778          3,513.9544
01/01/2014 to 12/31/2014         10.230778          10.823809          3,495.1243
01/01/2015 to 12/31/2015         10.823809          10.692470          4,064.0709
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215398          10.734370         21,814.0123
01/01/2014 to 12/31/2014         10.734370          11.471089         32,324.1856
01/01/2015 to 12/31/2015         11.471089          11.142169         47,549.7013
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010704           1.066315        298,319.2848
01/01/2013 to 12/31/2013          1.066315           1.154916        156,767.4677
01/01/2014 to 12/31/2014          1.154916           1.223934        150,451.6988
01/01/2015 to 12/31/2015          1.223934           1.193322        136,253.4070
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.726737          10.443805          516,278.8100
01/01/2010 to 12/31/2010         10.443805          11.530272          560,562.2840
01/01/2011 to 12/31/2011         11.530272          11.462321          522,587.2322
01/01/2012 to 12/31/2012         11.462321          12.721967          482,602.3095
01/01/2013 to 12/31/2013         12.721967          14.132010          467,216.0600
01/01/2014 to 12/31/2014         14.132010          14.708639          406,843.8429
01/01/2015 to 12/31/2015         14.708639          14.183895          353,688.4821
--------------------------       ---------          ---------          ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.033275           9.897797          178,465.8900
01/01/2010 to 12/31/2010          9.897797          11.113919          177,524.2555
01/01/2011 to 12/31/2011         11.113919          10.699652          153,429.2823
01/01/2012 to 12/31/2012         10.699652          12.105646          145,000.0383
01/01/2013 to 12/31/2013         12.105646          14.059551          142,856.3683
01/01/2014 to 12/31/2014         14.059551          14.573355          138,199.5291
01/01/2015 to 12/31/2015         14.573355          14.003571          131,576.0840
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         47.309714          54.926993          158,234.1416
01/01/2007 to 12/31/2007         54.926993          56.191616          131,311.4828
01/01/2008 to 12/31/2008         56.191616          35.265632          108,537.9079
01/01/2009 to 12/31/2009         35.265632          41.166141          102,178.2400
01/01/2010 to 12/31/2010         41.166141          47.509158           92,859.0254
01/01/2011 to 12/31/2011         47.509158          44.972368           81,906.1511
01/01/2012 to 12/31/2012         44.972368          52.315042           73,267.2927
01/01/2013 to 12/31/2013         52.315042          69.001742           61,927.3592
01/01/2014 to 12/31/2014         69.001742          77.080006           57,354.4721
01/01/2015 to 12/31/2015         77.080006          73.307050           50,484.2551
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         48.215337          55.863563        1,186,099.7281
01/01/2007 to 12/31/2007         55.863563          56.989263        1,028,082.7548
01/01/2008 to 12/31/2008         56.989263          35.688706          874,903.2880
01/01/2009 to 12/31/2009         35.688706          41.561455          782,558.3000
01/01/2010 to 12/31/2010         41.561455          47.839303          706,253.3098
01/01/2011 to 12/31/2011         47.839303          45.170832          618,072.9799
01/01/2012 to 12/31/2012         45.170832          52.415371          547,941.5018
01/01/2013 to 12/31/2013         52.415371          68.971868          468,775.4611
01/01/2014 to 12/31/2014         68.971868          76.853157          420,126.1036
01/01/2015 to 12/31/2015         76.853157          72.884627          373,849.2811
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-
 ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2006 to 12/31/2006         12.653328          14.427259           39,337.2097
01/01/2007 to 12/31/2007         14.427259          13.332933           35,811.4851
01/01/2008 to 12/31/2008         13.332933           8.039124           39,496.6097
01/01/2009 to 12/31/2009          8.039124          10.264969           31,285.0300
01/01/2010 to 04/30/2010         10.264969          10.957935                0.0000
--------------------------       ---------          ---------           -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          7.947436           8.299611        1,550,251.7051
01/01/2007 to 12/31/2007          8.299611           9.602874        1,137,931.2798
01/01/2008 to 12/31/2008          9.602874           5.690788          981,243.9270
01/01/2009 to 12/31/2009          5.690788           8.143047          927,101.2300
01/01/2010 to 12/31/2010          8.143047          10.227279          837,820.2088
01/01/2011 to 12/31/2011         10.227279           9.894490          733,821.4112
01/01/2012 to 12/31/2012          9.894490          11.063337          658,232.3926
01/01/2013 to 12/31/2013         11.063337          14.862995          606,844.5772
01/01/2014 to 12/31/2014         14.862995          16.487394          542,874.2550
01/01/2015 to 12/31/2015         16.487394          17.299874          505,163.8054
--------------------------       ---------          ---------        --------------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          6.887089           8.230585                0.0000
01/01/2010 to 12/31/2010          8.230585           9.097021              628.6261
01/01/2011 to 12/31/2011          9.097021           8.964130            1,510.1700
01/01/2012 to 12/31/2012          8.964130           9.991239            6,501.5301
01/01/2013 to 12/31/2013          9.991239          13.186457            5,456.9559
01/01/2014 to 12/31/2014         13.186457          14.710610            1,204.3463
01/01/2015 to 12/31/2015         14.710610          15.108065            1,131.3280
--------------------------       ---------          ---------        --------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.914945          19.338940           40,980.3165
01/01/2007 to 12/31/2007         19.338940          20.936031           35,723.1353
01/01/2008 to 12/31/2008         20.936031          11.481951           33,675.4969
01/01/2009 to 12/31/2009         11.481951          13.765846           44,030.8400
01/01/2010 to 12/31/2010         13.765846          14.469721           40,591.6019
01/01/2011 to 12/31/2011         14.469721          11.367781           41,896.5184
01/01/2012 to 12/31/2012         11.367781          13.346288           39,155.2083
01/01/2013 to 12/31/2013         13.346288          15.115190           61,158.8364
01/01/2014 to 12/31/2014         15.115190          14.370740           56,692.1644
01/01/2015 to 12/31/2015         14.370740          13.828798           55,883.9822
--------------------------       ---------          ---------        --------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         16.222415          15.520773           10,129.0344
01/01/2014 to 12/31/2014         15.520773          16.100319            5,985.1965
01/01/2015 to 12/31/2015         16.100319          15.827917            9,538.5261
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         42.731058          43.772618           89,526.7024
01/01/2007 to 12/31/2007         43.772618          45.645270           36,456.1555
01/01/2008 to 12/31/2008         45.645270          43.250853           29,661.1502
01/01/2009 to 12/31/2009         43.250853          46.450072           32,262.9300
01/01/2010 to 12/31/2010         46.450072          49.376805           35,378.6806
01/01/2011 to 12/31/2011         49.376805          51.632937           32,925.3476
01/01/2012 to 12/31/2012         51.632937          54.481531           31,458.1362
01/01/2013 to 12/31/2013         54.481531          53.049924           30,186.1530
01/01/2014 to 12/31/2014         53.049924          55.735312           32,459.0448
01/01/2015 to 12/31/2015         55.735312          55.010026           34,710.0384
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.705852          10.960381           55,634.4600
01/01/2010 to 12/31/2010         10.960381          12.917949           54,656.9177
01/01/2011 to 12/31/2011         12.917949          11.570182           44,822.6028
01/01/2012 to 12/31/2012         11.570182          13.015476           41,808.4431
01/01/2013 to 12/31/2013         13.015476          17.183484           29,276.8822
01/01/2014 to 12/31/2014         17.183484          18.406213           27,631.3870
01/01/2015 to 12/31/2015         18.406213          19.241812           27,571.9499
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
04/30/2007 to 12/31/2007         15.137983          15.808790           80,909.9467
01/01/2008 to 12/31/2008         15.808790           8.918631           57,985.6124
01/01/2009 to 05/01/2009          8.918631           8.475329                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          9.947469          10.230456          815,314.8727
01/01/2007 to 12/31/2007         10.230456          10.546583        1,101,164.9748
01/01/2008 to 12/31/2008         10.546583          10.643155        2,065,900.1899
01/01/2009 to 12/31/2009         10.643155          10.495489        1,339,906.8000
01/01/2010 to 12/31/2010         10.495489          10.323729          945,606.6072
01/01/2011 to 12/31/2011         10.323729          10.155238        1,214,459.0350
01/01/2012 to 12/31/2012         10.155238           9.988143          892,305.6608
01/01/2013 to 12/31/2013          9.988143           9.824685          577,217.0945
01/01/2014 to 12/31/2014          9.824685           9.663903          522,085.6698
01/01/2015 to 12/31/2015          9.663903           9.505751          508,022.1074
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.625804          11.724679          814,130.3729
01/01/2007 to 12/31/2007         11.724679          12.845133          619,641.8715
01/01/2008 to 12/31/2008         12.845133           8.016809          518,219.3982
01/01/2009 to 12/31/2009          8.016809          11.005433          473,899.6900
01/01/2010 to 12/31/2010         11.005433          12.050186          439,530.2279
01/01/2011 to 12/31/2011         12.050186          11.879673          423,084.2173
01/01/2012 to 12/31/2012         11.879673          13.502034          844,344.0528
01/01/2013 to 12/31/2013         13.502034          18.159587          715,700.7992
01/01/2014 to 12/31/2014         18.159587          19.424182          629,057.1084
01/01/2015 to 12/31/2015         19.424182          21.120038          531,096.6574
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.526290           9.025889        1,813,925.7357
01/01/2007 to 12/31/2007          9.025889          10.145899        1,461,057.7979
01/01/2008 to 12/31/2008         10.145899           5.394779        1,270,776.6208
01/01/2009 to 12/31/2009          5.394779           7.625579        1,157,954.3500
01/01/2010 to 12/31/2010          7.625579           8.205676        1,050,571.2522
01/01/2011 to 12/31/2011          8.205676           7.960229          875,468.2427
01/01/2012 to 04/27/2012          7.960229           8.947945                0.0000
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH
 SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.389234          10.991307          111,440.0886
01/01/2008 to 12/31/2008         10.991307           6.344902           98,039.8458
01/01/2009 to 12/31/2009          6.344902           8.093167           99,092.4000
01/01/2010 to 12/31/2010          8.093167          10.456325           86,541.6251
01/01/2011 to 12/31/2011         10.456325          10.567916           72,171.0379
01/01/2012 to 12/31/2012         10.567916          11.526436           64,952.5098
01/01/2013 to 12/31/2013         11.526436          16.823153           59,231.6614
01/01/2014 to 12/31/2014         16.823153          16.702489           51,786.9038
01/01/2015 to 12/31/2015         16.702489          16.663624           46,596.3870
--------------------------       ---------          ---------        --------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.699488          14.222857            7,447.7100
01/01/2010 to 12/31/2010         14.222857          17.150588           11,503.4759
01/01/2011 to 12/31/2011         17.150588          14.128534           10,247.1880
01/01/2012 to 12/31/2012         14.128534          16.384184            7,465.5032
01/01/2013 to 12/31/2013         16.384184          20.564521           12,430.6973
01/01/2014 to 12/31/2014         20.564521          18.873780           11,528.2453
01/01/2015 to 12/31/2015         18.873780          19.633341           12,838.0159
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.636606          13.883247           14,939.6581
01/01/2015 to 12/31/2015         13.883247          13.576085           42,547.6687
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.227798          14.601206        2,582,265.6023
01/01/2015 to 12/31/2015         14.601206          14.208099        2,223,065.3880
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.594511          11.099798          639,937.3383
01/01/2007 to 12/31/2007         11.099798          11.563424          812,162.4307
01/01/2008 to 12/31/2008         11.563424           9.024871        1,089,549.2684
01/01/2009 to 12/31/2009          9.024871          10.910781        1,178,507.5300
01/01/2010 to 12/31/2010         10.910781          11.902368        1,214,298.5595
01/01/2011 to 12/31/2011         11.902368          11.915859        1,125,532.9140
01/01/2012 to 12/31/2012         11.915859          12.998689        1,102,021.9047
01/01/2013 to 12/31/2013         12.998689          13.946884          815,412.3193
01/01/2014 to 04/25/2014         13.946884          14.050555                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.003990          11.543319        1,830,936.8523
01/01/2007 to 12/31/2007         11.543319          12.058129        2,371,941.0372
01/01/2008 to 12/31/2008         12.058129           8.726651        2,408,636.9381
01/01/2009 to 12/31/2009          8.726651          10.823073        2,375,970.5400
01/01/2010 to 12/31/2010         10.823073          11.966086        2,284,647.5834
01/01/2011 to 12/31/2011         11.966086          11.756922        2,225,206.7572
01/01/2012 to 12/31/2012         11.756922          12.996773        2,054,478.6658
01/01/2013 to 12/31/2013         12.996773          14.602732        1,995,052.8777
01/01/2014 to 04/25/2014         14.602732          14.655843                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.631519          15.129302        4,250,427.4195
01/01/2015 to 12/31/2015         15.129302          14.693033        3,771,324.8753
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.471224          12.061156        5,254,087.6894
01/01/2007 to 12/31/2007         12.061156          12.441938        5,357,936.7469
01/01/2008 to 12/31/2008         12.441938           8.329388        7,247,411.5696
01/01/2009 to 12/31/2009          8.329388          10.514679        6,968,832.9000
01/01/2010 to 12/31/2010         10.514679          11.747788        6,787,554.0376
01/01/2011 to 12/31/2011         11.747788          11.359161        5,911,435.3614
01/01/2012 to 12/31/2012         11.359161          12.728775        5,356,591.1512
01/01/2013 to 12/31/2013         12.728775          14.951838        4,685,909.5109
01/01/2014 to 04/25/2014         14.951838          14.961059                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.605151          15.189172        3,750,437.9274
01/01/2015 to 12/31/2015         15.189172          14.687175        3,395,824.1340
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         12.087713          12.717038       5,940,772.0373
01/01/2007 to 12/31/2007         12.717038          13.096001       5,626,447.2583
01/01/2008 to 12/31/2008         13.096001           8.003254       6,222,133.4460
01/01/2009 to 12/31/2009          8.003254          10.241709       5,752,331.4200
01/01/2010 to 12/31/2010         10.241709          11.634653       5,279,473.7401
01/01/2011 to 12/31/2011         11.634653          11.001334       4,778,559.5779
01/01/2012 to 12/31/2012         11.001334          12.521385       4,354,971.7371
01/01/2013 to 12/31/2013         12.521385          15.508286       3,988,892.2947
01/01/2014 to 04/25/2014         15.508286          15.433457               0.0000
--------------------------       ---------          ---------       --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998192           7.021527          43,747.3748
01/01/2009 to 12/31/2009          7.021527           8.878574          85,141.7900
01/01/2010 to 12/31/2010          8.878574           9.610672          96,192.0851
01/01/2011 to 12/31/2011          9.610672           9.287285         104,732.7225
01/01/2012 to 12/31/2012          9.287285          10.607388          95,756.4444
01/01/2013 to 04/26/2013         10.607388          11.410352               0.0000
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.550635          12.718014         147,041.3036
01/01/2007 to 12/31/2007         12.718014          13.023835         151,802.9167
01/01/2008 to 12/31/2008         13.023835           9.947255         145,120.6649
01/01/2009 to 12/31/2009          9.947255          11.575401         140,553.5700
01/01/2010 to 12/31/2010         11.575401          12.501651         138,692.9987
01/01/2011 to 12/31/2011         12.501651          12.562996         114,786.6058
01/01/2012 to 12/31/2012         12.562996          13.753682         101,421.4243
01/01/2013 to 12/31/2013         13.753682          16.058427          95,922.2653
01/01/2014 to 12/31/2014         16.058427          17.116742          86,241.5427
01/01/2015 to 12/31/2015         17.116742          16.769352          80,476.6436
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.596445          10.858225           1,591.7148
01/01/2009 to 12/31/2009         10.858225          12.879096           7,037.9400
01/01/2010 to 12/31/2010         12.879096          14.084679          33,087.1686
01/01/2011 to 12/31/2011         14.084679          13.943188          36,928.2851
01/01/2012 to 12/31/2012         13.943188          15.951786          37,484.4092
01/01/2013 to 12/31/2013         15.951786          21.243229         106,449.1197
01/01/2014 to 12/31/2014         21.243229          23.102581          94,844.1570
01/01/2015 to 12/31/2015         23.102581          22.641679          87,038.1212
--------------------------       ---------          ---------       --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998192           6.588767         21,111.9662
01/01/2009 to 12/31/2009          6.588767           8.093684         81,813.5000
01/01/2010 to 12/31/2010          8.093684           8.838888        136,426.8294
01/01/2011 to 12/31/2011          8.838888           8.646988        149,614.6077
01/01/2012 to 12/31/2012          8.646988           9.688314        133,951.7523
01/01/2013 to 04/26/2013          9.688314          10.604251              0.0000
--------------------------        --------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.438744          24.233785        131,735.2864
01/01/2014 to 12/31/2014         24.233785          23.765563        114,009.9385
01/01/2015 to 12/31/2015         23.765563          23.465470        104,979.9085
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         17.500594          19.731732         23,215.6881
01/01/2007 to 04/27/2007         19.731732          21.433748              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
05/01/2006 to 12/31/2006         11.369624          12.022287              0.0000
01/01/2007 to 04/27/2007         12.022287          13.269146              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.432213          15.440795        309,684.9867
01/01/2008 to 12/31/2008         15.440795           9.370413        281,593.7550
01/01/2009 to 12/31/2009          9.370413          12.605418        255,106.3100
01/01/2010 to 12/31/2010         12.605418          15.233624        215,961.8954
01/01/2011 to 12/31/2011         15.233624          14.194208        200,774.4400
01/01/2012 to 12/31/2012         14.194208          14.698643        164,834.7569
01/01/2013 to 04/26/2013         14.698643          15.924716              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.463356          13.839295        926,229.4134
01/01/2007 to 12/31/2007         13.839295          14.863686        481,785.6339
01/01/2008 to 12/31/2008         14.863686           8.479334        410,606.5430
01/01/2009 to 12/31/2009          8.479334          11.930121        343,575.8300
01/01/2010 to 12/31/2010         11.930121          13.699866        312,262.8290
01/01/2011 to 12/31/2011         13.699866          13.296195        285,112.2405
01/01/2012 to 12/31/2012         13.296195          15.519702        240,117.6370
01/01/2013 to 12/31/2013         15.519702          21.184132        266,346.0086
01/01/2014 to 12/31/2014         21.184132          22.676564        242,893.9827
01/01/2015 to 12/31/2015         22.676564          24.650367        223,801.3329
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.097094          14.370140           50,638.6844
01/01/2007 to 12/31/2007         14.370140          15.481068           43,212.6297
01/01/2008 to 12/31/2008         15.481068           9.696770           32,402.9397
01/01/2009 to 12/31/2009          9.696770          13.223132           32,216.5000
01/01/2010 to 12/31/2010         13.223132          17.515450           46,391.1798
01/01/2011 to 12/31/2011         17.515450          17.478727           43,421.3853
01/01/2012 to 12/31/2012         17.478727          19.926195           39,368.8228
01/01/2013 to 12/31/2013         19.926195          28.257977           37,227.9924
01/01/2014 to 12/31/2014         28.257977          29.642954           32,612.5818
01/01/2015 to 12/31/2015         29.642954          29.876231           33,425.5868
--------------------------       ---------          ---------           -----------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         15.850739          18.712143                0.0000
01/01/2011 to 12/31/2011         18.712143          15.337245            2,902.0366
01/01/2012 to 12/31/2012         15.337245          15.473865            2,886.1056
01/01/2013 to 12/31/2013         15.473865          16.857599            2,871.5116
01/01/2014 to 12/31/2014         16.857599          13.460325            2,856.3423
01/01/2015 to 12/31/2015         13.460325           8.902713            2,838.8972
--------------------------       ---------          ---------           -----------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         12.786459          14.389697        3,004,904.4939
01/01/2007 to 12/31/2007         14.389697          14.780208        2,577,501.1009
01/01/2008 to 12/31/2008         14.780208           8.801293        2,282,848.3988
01/01/2009 to 12/31/2009          8.801293          11.412672        2,101,442.5000
01/01/2010 to 12/31/2010         11.412672          12.552562        1,916,652.6289
01/01/2011 to 12/31/2011         12.552562          11.831530        1,730,378.7213
01/01/2012 to 12/31/2012         11.831530          13.115000        1,475,057.6244
01/01/2013 to 12/31/2013         13.115000          17.225755        1,299,516.7289
01/01/2014 to 12/31/2014         17.225755          18.713913        1,119,764.9789
01/01/2015 to 12/31/2015         18.713913          18.824888        1,002,875.6599
--------------------------       ---------          ---------        --------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2006 to 12/31/2006         13.717413          16.036286           52,069.4195
01/01/2007 to 12/31/2007         16.036286          16.275265           53,734.0353
01/01/2008 to 12/31/2008         16.275265          11.022796           43,956.4594
01/01/2009 to 12/31/2009         11.022796          13.818668           39,517.9000
01/01/2010 to 12/31/2010         13.818668          15.306216           33,428.0117
01/01/2011 to 12/31/2011         15.306216          15.345542           28,095.0909
01/01/2012 to 12/31/2012         15.345542          18.006847           23,720.9666
01/01/2013 to 12/31/2013         18.006847          23.453843           22,109.8836
01/01/2014 to 12/31/2014         23.453843          25.990823           19,072.6259
01/01/2015 to 12/31/2015         25.990823          24.787566           17,980.5822

CLASS B




                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
11/13/2006 to 12/31/2006          24.175086          25.035574           299.5594
01/01/2007 to 12/31/2007          25.035574          28.251709           460.5152
01/01/2008 to 12/31/2008          28.251709          17.102826         1,148.9490
01/01/2009 to 12/31/2009          17.102826          23.915921         1,471.0200
01/01/2010 to 12/31/2010          23.915921          26.261768         1,798.9594
01/01/2011 to 12/31/2011          26.261768          23.513761         1,784.7353
01/01/2012 to 12/31/2012          23.513761          28.316706         1,869.0195
01/01/2013 to 12/31/2013          28.316706          35.944555         1,772.5434
01/01/2014 to 12/31/2014          35.944555          36.138009         1,211.3814
01/01/2015 to 12/31/2015          36.138009          37.974455         1,233.1330
--------------------------        ---------          ---------         ----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          30.891376          15.600850             0.0000
01/01/2009 to 12/31/2009          15.600850          24.727275           765.7300
01/01/2010 to 12/31/2010          24.727275          29.745035           218.5441
01/01/2011 to 12/31/2011          29.745035          23.633842           251.9061
01/01/2012 to 12/31/2012          23.633842          27.443086           208.9927
01/01/2013 to 12/31/2013          27.443086          34.593253            66.8482
01/01/2014 to 12/31/2014          34.593253          34.714639            34.6953
01/01/2015 to 12/31/2015          34.714639          34.202960            34.1866
--------------------------        ---------          ---------         ----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         155.025157          89.425584            60.6883
01/01/2009 to 12/31/2009          89.425584         122.507349           265.0200
01/01/2010 to 12/31/2010         122.507349         142.872401           344.9206
01/01/2011 to 12/31/2011         142.872401         134.394056           519.4763
01/01/2012 to 12/31/2012         134.394056         155.676496           346.5961
01/01/2013 to 12/31/2013         155.676496         199.026256           538.1582
01/01/2014 to 12/31/2014         199.026256         212.214969           540.8561
01/01/2015 to 12/31/2015         212.214969         222.834888           523.0531
--------------------------       ----------         ----------         ----------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.183282          10.506265        31,029.1224
01/01/2013 to 12/31/2013          10.506265          11.474744        36,091.9456
01/01/2014 to 12/31/2014          11.474744          12.104244        44,076.9478
01/01/2015 to 12/31/2015          12.104244          11.963151        42,618.7098
--------------------------       ----------         ----------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014           0.996802           1.037898        17,424.8035
01/01/2015 to 12/31/2015           1.037898           1.009859       150,895.3429
--------------------------       ----------         ----------       ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.113091          11.492134         71,701.8372
01/01/2013 to 12/31/2013         11.492134          10.909788         95,116.5795
01/01/2014 to 12/31/2014         10.909788          11.149090         43,316.9079
01/01/2015 to 12/31/2015         11.149090           9.906825         38,874.1829
--------------------------       ---------          ---------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.939093          10.236873         71,453.8968
01/01/2013 to 12/31/2013         10.236873          11.096263        115,584.2918
01/01/2014 to 12/31/2014         11.096263          11.548820         88,643.3037
01/01/2015 to 12/31/2015         11.548820          11.336124        114,076.7196
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         13.797256          17.358689         39,039.9500
01/01/2010 to 12/31/2010         17.358689          19.748068         49,295.1134
01/01/2011 to 12/31/2011         19.748068          19.861185         56,842.9674
01/01/2012 to 12/31/2012         19.861185          22.743320         52,997.7712
01/01/2013 to 12/31/2013         22.743320          24.434687         47,972.7311
01/01/2014 to 12/31/2014         24.434687          24.802021         42,821.1384
01/01/2015 to 12/31/2015         24.802021          23.385369         49,772.7513
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.907360           9.223364        132,254.2543
01/01/2009 to 12/31/2009          9.223364          12.211480        120,940.1600
01/01/2010 to 12/31/2010         12.211480          13.932543        109,557.1915
01/01/2011 to 12/31/2011         13.932543          12.926451        113,252.4378
01/01/2012 to 12/31/2012         12.926451          16.002101        115,994.8532
01/01/2013 to 12/31/2013         16.002101          16.282017         99,005.8233
01/01/2014 to 12/31/2014         16.282017          18.122311         89,107.6789
01/01/2015 to 12/31/2015         18.122311          17.558323         78,339.2580
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.252524           7.462739        368,564.6284
01/01/2012 to 12/31/2012          7.462739           8.689722        317,272.3757
01/01/2013 to 12/31/2013          8.689722          12.432991        325,312.5013
01/01/2014 to 12/31/2014         12.432991          14.525528        287,273.9499
01/01/2015 to 12/31/2015         14.525528          13.697363        228,157.0656
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
05/01/2006 to 12/31/2006         10.398874          11.122610         59,256.6729
01/01/2007 to 12/31/2007         11.122610          10.283068         71,461.8140
01/01/2008 to 12/31/2008         10.283068           4.585552         73,675.7912
01/01/2009 to 12/31/2009          4.585552           6.216925         85,304.2600
01/01/2010 to 12/31/2010          6.216925           6.557220         75,032.1913
01/01/2011 to 04/29/2011          6.557220           6.964406              0.0000
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010655           1.045471          870,604.5617
01/01/2013 to 12/31/2013          1.045471           1.046454        1,101,485.8331
01/01/2014 to 12/31/2014          1.046454           1.085687        1,060,375.4543
01/01/2015 to 12/31/2015          1.085687           1.021990          938,574.5322
--------------------------        --------           --------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.451325          11.919227           85,062.7874
01/01/2007 to 12/31/2007         11.919227          11.419472           96,248.9567
01/01/2008 to 12/31/2008         11.419472           7.191079           93,244.9518
01/01/2009 to 12/31/2009          7.191079           8.945174           92,460.5300
01/01/2010 to 12/31/2010          8.945174          10.097738           80,704.8316
01/01/2011 to 12/31/2011         10.097738           9.777703           71,491.0091
01/01/2012 to 12/31/2012          9.777703          11.386622           68,898.6629
01/01/2013 to 12/31/2013         11.386622          15.149305           83,203.8816
01/01/2014 to 12/31/2014         15.149305          16.272764           68,325.4971
01/01/2015 to 12/31/2015         16.272764          15.035650           56,999.0327
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         24.326474          26.816252           27,033.5655
01/01/2007 to 12/31/2007         26.816252          26.506534           24,856.0192
01/01/2008 to 12/31/2008         26.506534          15.945964           27,784.5557
01/01/2009 to 12/31/2009         15.945964          19.827088           31,430.3800
01/01/2010 to 12/31/2010         19.827088          24.457039           35,726.9337
01/01/2011 to 12/31/2011         24.457039          23.144786           32,560.8482
01/01/2012 to 12/31/2012         23.144786          26.083594           25,600.6525
01/01/2013 to 12/31/2013         26.083594          33.398816           22,944.6427
01/01/2014 to 12/31/2014         33.398816          35.984283           22,776.6929
01/01/2015 to 12/31/2015         35.984283          32.184148           22,246.2928
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006         14.139257          15.944443           15,333.5632
01/01/2007 to 04/27/2007         15.944443          16.968765                0.0000
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012709           1.047513          327,423.8083
01/01/2013 to 12/31/2013          1.047513           1.142433          366,115.0998
01/01/2014 to 12/31/2014          1.142433           1.200926          321,919.3070
01/01/2015 to 12/31/2015          1.200926           1.190645          429,949.2036
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.138805           9.717884              0.0000
01/01/2009 to 12/31/2009          9.717884          12.296934            178.6700
01/01/2010 to 12/31/2010         12.296934          14.409736            178.4220
01/01/2011 to 12/31/2011         14.409736          12.693012            178.1930
01/01/2012 to 12/31/2012         12.693012          14.387235            177.9813
01/01/2013 to 12/31/2013         14.387235          18.789303             77.6887
01/01/2014 to 12/31/2014         18.789303          19.270430             77.6077
01/01/2015 to 12/31/2015         19.270430          17.528520             77.5320
--------------------------       ---------          ---------            --------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         17.031269          18.267637        542,621.3729
01/01/2007 to 12/31/2007         18.267637          19.124730        519,702.0840
01/01/2008 to 12/31/2008         19.124730          15.296064        436,233.8823
01/01/2009 to 12/31/2009         15.296064          20.558065        409,103.2100
01/01/2010 to 12/31/2010         20.558065          22.820826        375,779.6735
01/01/2011 to 12/31/2011         22.820826          23.425811        329,853.8532
01/01/2012 to 12/31/2012         23.425811          25.997480        291,789.8651
01/01/2013 to 12/31/2013         25.997480          27.584862        243,330.3864
01/01/2014 to 12/31/2014         27.584862          28.415302        202,093.7975
01/01/2015 to 12/31/2015         28.415302          27.315181        176,321.4559
--------------------------       ---------          ---------        ------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006         14.139257          15.944443         15,333.5632
01/01/2007 to 04/27/2007         15.944443          16.968765              0.0000
--------------------------       ---------          ---------        ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987604           9.743895         59,388.9181
01/01/2012 to 12/31/2012          9.743895           9.995045         54,762.5323
01/01/2013 to 12/31/2013          9.995045           9.935655         61,446.3903
01/01/2014 to 12/31/2014          9.935655           9.866566        114,378.6806
01/01/2015 to 12/31/2015          9.866566           9.635047        102,668.1723
--------------------------       ---------          ---------        ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.746816          12.129841          4,428.0608
01/01/2011 to 12/31/2011         12.129841          11.880428          3,873.9002
01/01/2012 to 12/31/2012         11.880428          13.341128          3,773.9392
01/01/2013 to 12/31/2013         13.341128          13.245689          2,677.9329
01/01/2014 to 12/31/2014         13.245689          13.164349          2,660.0450
01/01/2015 to 12/31/2015         13.164349          12.397834          2,585.1592
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006         12.390351          12.944726       1,106,411.7940
01/01/2007 to 12/31/2007         12.944726          13.086132       1,026,255.7098
01/01/2008 to 12/31/2008         13.086132           7.610366         968,970.0248
01/01/2009 to 12/31/2009          7.610366           9.919738         798,382.7600
01/01/2010 to 12/31/2010          9.919738          11.356251         785,186.2573
01/01/2011 to 12/31/2011         11.356251          10.515063         672,452.9061
01/01/2012 to 12/31/2012         10.515063          12.061485         624,437.4984
01/01/2013 to 12/31/2013         12.061485          15.349577         545,952.9916
01/01/2014 to 12/31/2014         15.349577          15.850816         405,827.7474
01/01/2015 to 12/31/2015         15.850816          15.263021         345,691.0001
--------------------------       ---------          ---------       --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.965951          10.403852          51,556.7285
01/01/2013 to 12/31/2013         10.403852          11.691635          52,482.9362
01/01/2014 to 12/31/2014         11.691635          12.597290         116,038.8671
01/01/2015 to 12/31/2015         12.597290          11.872752         114,981.5782
--------------------------       ---------          ---------       --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077893           1.124426               0.0000
01/01/2014 to 12/31/2014          1.124426           1.207247          49,847.1348
01/01/2015 to 12/31/2015          1.207247           1.171927         307,034.9133
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.399187           6.131668          70,413.5393
01/01/2009 to 12/31/2009          6.131668          10.179606         100,604.9500
01/01/2010 to 12/31/2010         10.179606          12.369549         101,584.8342
01/01/2011 to 12/31/2011         12.369549           9.881769          99,680.7897
01/01/2012 to 12/31/2012          9.881769          11.544206         102,516.4283
01/01/2013 to 12/31/2013         11.544206          10.778868         102,476.3881
01/01/2014 to 12/31/2014         10.778868           9.901143          92,466.7325
01/01/2015 to 12/31/2015          9.901143           8.385404          93,890.2134
--------------------------       ---------          ---------       --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.727210          15.829364         403,883.4304
01/01/2007 to 12/31/2007         15.829364          17.620509         445,604.3010
01/01/2008 to 12/31/2008         17.620509           9.978727         336,070.5402
01/01/2009 to 12/31/2009          9.978727          12.900855         358,424.9400
01/01/2010 to 12/31/2010         12.900855          14.122990         269,406.7697
01/01/2011 to 12/31/2011         14.122990          12.391447         244,579.7269
01/01/2012 to 12/31/2012         12.391447          14.209664         220,477.7478
01/01/2013 to 12/31/2013         14.209664          16.652151         185,842.6330
01/01/2014 to 12/31/2014         16.652151          15.226062         164,715.9065
01/01/2015 to 12/31/2015         15.226062          14.696497         148,041.8686
--------------------------       ---------          ---------       --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS
 B) AND BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006          9.889633          10.532005          4,318.5228
01/01/2007 to 12/31/2007         10.532005          12.778253            813.6337
01/01/2008 to 12/31/2008         12.778253           6.685618          2,564.2626
01/01/2009 to 12/31/2009          6.685618          10.332240          4,619.5000
01/01/2010 to 12/31/2010         10.332240          13.410930          5,042.4082
01/01/2011 to 12/31/2011         13.410930          12.266496          3,213.3027
01/01/2012 to 12/31/2012         12.266496          13.171308          2,939.6230
01/01/2013 to 12/31/2013         13.171308          17.993720          2,585.5852
01/01/2014 to 12/31/2014         17.993720          17.860862          2,402.8326
01/01/2015 to 12/31/2015         17.860862          16.669429          2,275.9061
--------------------------       ---------          ---------          ----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.312769          18.651755          2,292.6798
01/01/2007 to 12/31/2007         18.651755          19.474022          2,290.8776
01/01/2008 to 12/31/2008         19.474022          11.374184          2,288.5687
01/01/2009 to 12/31/2009         11.374184          15.625418          2,285.7400
01/01/2010 to 12/31/2010         15.625418          17.800035          3,706.9553
01/01/2011 to 12/31/2011         17.800035          16.021549          2,280.8632
01/01/2012 to 12/31/2012         16.021549          19.075725          2,278.7210
01/01/2013 to 12/31/2013         19.075725          23.827264          2,690.0810
01/01/2014 to 12/31/2014         23.827264          23.915490          2,610.2376
01/01/2015 to 12/31/2015         23.915490          24.425474          1,291.6226
--------------------------       ---------          ---------          ----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
05/01/2006 to 12/31/2006         16.780324          18.514734            620.1999
01/01/2007 to 12/31/2007         18.514734          18.618787          1,496.7762
01/01/2008 to 12/31/2008         18.618787          10.551561          1,514.8605
01/01/2009 to 12/31/2009         10.551561          13.593456          1,289.9200
01/01/2010 to 12/31/2010         13.593456          14.345478          1,302.5041
01/01/2011 to 04/29/2011         14.345478          15.986985              0.0000
--------------------------       ---------          ---------          ----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998082           6.553441              0.0000
01/01/2009 to 12/31/2009          6.553441           8.540458            382.5800
01/01/2010 to 12/31/2010          8.540458           9.035119            319.2303
01/01/2011 to 12/31/2011          9.035119           8.266309          2,632.8880
01/01/2012 to 12/31/2012          8.266309           9.926517          1,283.7589
01/01/2013 to 04/26/2013          9.926517          10.541188              0.0000
--------------------------       ---------          ---------          ----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999760           1.033089              0.0000
01/01/2015 to 12/31/2015          1.033089           0.959564              0.0000
--------------------------       ---------          ---------          ----------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.476607          12.664811        767,252.0900
01/01/2010 to 12/31/2010         12.664811          13.411023        678,447.8767
01/01/2011 to 12/31/2011         13.411023          14.647270        596,849.5573
01/01/2012 to 12/31/2012         14.647270          15.706100        525,494.4515
01/01/2013 to 12/31/2013         15.706100          14.002111        452,641.9792
01/01/2014 to 12/31/2014         14.002111          14.157275        390,061.1226
01/01/2015 to 12/31/2015         14.157275          13.479002        345,664.7316
--------------------------       ---------          ---------        ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.077499          12.404736        849,038.1120
01/01/2007 to 12/31/2007         12.404736          13.110413        719,451.5509
01/01/2008 to 12/31/2008         13.110413          12.935178        776,172.3023
01/01/2009 to 12/31/2009         12.935178          15.002440        831,331.4600
01/01/2010 to 12/31/2010         15.002440          15.946750        794,148.6175
01/01/2011 to 12/31/2011         15.946750          16.167547        708,451.2157
01/01/2012 to 12/31/2012         16.167547          17.358401        739,517.6239
01/01/2013 to 12/31/2013         17.358401          16.730551        594,401.3562
01/01/2014 to 12/31/2014         16.730551          17.129470        435,842.0337
01/01/2015 to 12/31/2015         17.129470          16.833155        360,087.9182
--------------------------       ---------          ---------        ------------

PIONEER FUND SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         17.468039          18.823377              0.0000
01/01/2007 to 12/31/2007         18.823377          19.420755              0.0000
01/01/2008 to 12/31/2008         19.420755          12.816558            474.0838
01/01/2009 to 12/31/2009         12.816558          15.602348          5,565.8800
01/01/2010 to 12/31/2010         15.602348          17.818976          3,999.6473
01/01/2011 to 12/31/2011         17.818976          16.714193          3,360.9222
01/01/2012 to 12/31/2012         16.714193          18.162033          3,471.7730
01/01/2013 to 12/31/2013         18.162033          23.750225          3,204.8080
01/01/2014 to 12/31/2014         23.750225          25.942177          2,894.9517
01/01/2015 to 12/31/2015         25.942177          25.508233          2,794.2282
--------------------------       ---------          ---------        ------------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S.
 EQUITY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.696374          12.624352         12,990.4301
01/01/2007 to 12/31/2007         12.624352          12.364105         10,859.2398
01/01/2008 to 12/31/2008         12.364105           7.240045          8,554.2837
01/01/2009 to 05/01/2009          7.240045           7.150397              0.0000
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         17.747410          18.392377              0.0000
01/01/2007 to 12/31/2007         18.392377          19.272788              0.0000
01/01/2008 to 12/31/2008         19.272788          16.903303              0.0000
01/01/2009 to 12/31/2009         16.903303          22.106133              0.0000
01/01/2010 to 12/31/2010         22.106133          24.367609            186.4405
01/01/2011 to 12/31/2011         24.367609          24.814938            535.6637
01/01/2012 to 12/31/2012         24.814938          27.216721            535.4762
01/01/2013 to 12/31/2013         27.216721          27.157692            483.1051
01/01/2014 to 12/31/2014         27.157692          27.909798            482.9979
01/01/2015 to 12/31/2015         27.909798          27.070266            482.8972
--------------------------       ---------          ---------            --------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.734635          10.875038              0.0000
01/01/2013 to 12/31/2013         10.875038          10.203401            986.7498
01/01/2014 to 12/31/2014         10.203401          10.784057          5,735.9521
01/01/2015 to 12/31/2015         10.784057          10.642551            976.8583
--------------------------       ---------          ---------          ----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.215119          10.726847              0.0000
01/01/2014 to 12/31/2014         10.726847          11.451591              0.0000
01/01/2015 to 12/31/2015         11.451591          11.112109          1,559.7951
--------------------------       ---------          ---------          ----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.065582        258,640.0773
01/01/2013 to 12/31/2013          1.065582           1.152969        348,195.6300
01/01/2014 to 12/31/2014          1.152969           1.220650        393,651.1257
01/01/2015 to 12/31/2015          1.220650           1.188929        570,525.4670
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.695401          10.399444        202,449.9000
01/01/2010 to 12/31/2010         10.399444          11.469830        356,814.0129
01/01/2011 to 12/31/2011         11.469830          11.390862        333,380.5036
01/01/2012 to 12/31/2012         11.390862          12.629955        367,489.4500
01/01/2013 to 12/31/2013         12.629955          14.015779        320,485.5401
01/01/2014 to 12/31/2014         14.015779          14.573082        328,691.8477
01/01/2015 to 12/31/2015         14.573082          14.039123        192,846.6223
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.004421           9.855748        229,227.1900
01/01/2010 to 12/31/2010          9.855748          11.055654        301,425.6187
01/01/2011 to 12/31/2011         11.055654          10.632939        323,285.5117
01/01/2012 to 12/31/2012         10.632939          12.018082        317,245.9004
01/01/2013 to 12/31/2013         12.018082          13.943906        300,367.1935
01/01/2014 to 12/31/2014         13.943906          14.439035        300,427.1988
01/01/2015 to 12/31/2015         14.439035          13.860629        158,774.3540
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         48.341721          55.954181        341,504.5455
01/01/2007 to 12/31/2007         55.954181          57.024330        308,668.0904
01/01/2008 to 12/31/2008         57.024330          35.674748        276,826.4960
01/01/2009 to 12/31/2009         35.674748          41.503643        246,678.2100
01/01/2010 to 12/31/2010         41.503643          47.725049        224,367.3316
01/01/2011 to 12/31/2011         47.725049          45.017980        189,666.0920
01/01/2012 to 12/31/2012         45.017980          52.185524        165,676.9770
01/01/2013 to 12/31/2013         52.185524          68.600824        139,740.4447
01/01/2014 to 12/31/2014         68.600824          76.363310        120,381.6396
01/01/2015 to 12/31/2015         76.363310          72.347659        104,568.9406
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-
 ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2006 to 12/31/2006         47.241564          53.810906            949.6890
01/01/2007 to 12/31/2007         53.810906          49.679272            944.0276
01/01/2008 to 12/31/2008         49.679272          29.924124            735.5068
01/01/2009 to 12/31/2009         29.924124          38.171215            735.4300
01/01/2010 to 04/30/2010         38.171215          40.734708              0.0000
--------------------------       ---------          ---------        ------------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          6.810853           8.134115              0.0000
01/01/2010 to 12/31/2010          8.134115           8.981417          1,305.8726
01/01/2011 to 12/31/2011          8.981417           8.841384          1,305.8726
01/01/2012 to 12/31/2012          8.841384           9.844529          1,305.8726
01/01/2013 to 12/31/2013          9.844529          12.979852          1,305.8726
01/01/2014 to 12/31/2014         12.979852          14.465652          1,305.8726
01/01/2015 to 12/31/2015         14.465652          14.841637          1,305.8726
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         14.872688          16.987067              0.0000
01/01/2007 to 12/31/2007         16.987067          18.371448              0.0000
01/01/2008 to 12/31/2008         18.371448          10.065335              0.0000
01/01/2009 to 12/31/2009         10.065335          12.055383              0.0000
01/01/2010 to 12/31/2010         12.055383          12.659148              0.0000
01/01/2011 to 12/31/2011         12.659148           9.935414              0.0000
01/01/2012 to 12/31/2012          9.935414          11.652908              0.0000
01/01/2013 to 12/31/2013         11.652908          13.184184         53,487.1039
01/01/2014 to 12/31/2014         13.184184          12.522304         44,203.2866
01/01/2015 to 12/31/2015         12.522304          12.038017         43,573.3308
--------------------------       ---------          ---------        ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         15.989227          15.287359          3,711.0506
01/01/2014 to 12/31/2014         15.287359          15.842341          8,356.5897
01/01/2015 to 12/31/2015         15.842341          15.558733          7,056.0627
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         41.786131          42.761992            1,863.3280
01/01/2007 to 12/31/2007         42.761992          44.546603            1,726.2236
01/01/2008 to 12/31/2008         44.546603          42.167509            1,488.3367
01/01/2009 to 12/31/2009         42.167509          45.241342            1,220.8600
01/01/2010 to 12/31/2010         45.241342          48.043857            1,749.8790
01/01/2011 to 12/31/2011         48.043857          50.189017            2,417.4757
01/01/2012 to 12/31/2012         50.189017          52.904741            2,280.3961
01/01/2013 to 12/31/2013         52.904741          51.463065            2,187.2565
01/01/2014 to 12/31/2014         51.463065          54.014090            1,676.3925
01/01/2015 to 12/31/2015         54.014090          53.257907              814.3164
--------------------------       ---------          ---------            ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.588388          10.805375                0.0000
01/01/2010 to 12/31/2010         10.805375          12.722543              603.7132
01/01/2011 to 12/31/2011         12.722543          11.383792              603.7132
01/01/2012 to 12/31/2012         11.383792          12.792938              603.7132
01/01/2013 to 12/31/2013         12.792938          16.872808              603.7132
01/01/2014 to 12/31/2014         16.872808          18.055361              603.7132
01/01/2015 to 12/31/2015         18.055361          18.856163              603.7132
--------------------------       ---------          ---------            ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
04/30/2007 to 12/31/2007         14.963899          15.616502                0.0000
01/01/2008 to 12/31/2008         15.616502           8.801294                0.0000
01/01/2009 to 05/01/2009          8.801294           8.361042                0.0000
--------------------------       ---------          ---------            ----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          9.973519          10.247024          687,210.1040
01/01/2007 to 12/31/2007         10.247024          10.553046        1,015,568.2644
01/01/2008 to 12/31/2008         10.553046          10.639004        2,371,488.0135
01/01/2009 to 12/31/2009         10.639004          10.480908        1,661,916.1300
01/01/2010 to 12/31/2010         10.480908          10.299080          984,184.5748
01/01/2011 to 12/31/2011         10.299080          10.120891          954,968.6629
01/01/2012 to 12/31/2012         10.120891           9.944355          789,474.8498
01/01/2013 to 12/31/2013          9.944355           9.771836          894,623.3298
01/01/2014 to 12/31/2014          9.771836           9.602309          644,095.2523
01/01/2015 to 12/31/2015          9.602309           9.435723          605,682.5442
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.623927          11.711098        513,916.9419
01/01/2007 to 12/31/2007         11.711098          12.817358        492,311.6930
01/01/2008 to 12/31/2008         12.817358           7.991434        434,112.6527
01/01/2009 to 12/31/2009          7.991434          10.959638        389,613.8900
01/01/2010 to 12/31/2010         10.959638          11.988058        370,547.6611
01/01/2011 to 12/31/2011         11.988058          11.806634        341,698.1771
01/01/2012 to 12/31/2012         11.806634          13.405541        573,878.2571
01/01/2013 to 12/31/2013         13.405541          18.011796        497,065.2384
01/01/2014 to 12/31/2014         18.011796          19.246841        430,129.4489
01/01/2015 to 12/31/2015         19.246841          20.906297        374,574.6308
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.548668           9.040556        971,145.3829
01/01/2007 to 12/31/2007          9.040556          10.152174        883,697.9359
01/01/2008 to 12/31/2008         10.152174           5.392685        799,549.8858
01/01/2009 to 12/31/2009          5.392685           7.615002        718,927.0700
01/01/2010 to 12/31/2010          7.615002           8.186111        634,848.5015
01/01/2011 to 12/31/2011          8.186111           7.933327        548,945.5013
01/01/2012 to 04/27/2012          7.933327           8.914802              0.0000
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH
 SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.321075          10.918194         11,804.0478
01/01/2008 to 12/31/2008         10.918194           6.296359          7,008.7941
01/01/2009 to 12/31/2009          6.296359           8.023219          8,108.2500
01/01/2010 to 12/31/2010          8.023219          10.355607          7,883.1323
01/01/2011 to 12/31/2011         10.355607          10.455680          7,227.8272
01/01/2012 to 12/31/2012         10.455680          11.392560          7,978.3797
01/01/2013 to 12/31/2013         11.392560          16.611155          7,351.2877
01/01/2014 to 12/31/2014         16.611155          16.475519          7,049.5143
01/01/2015 to 12/31/2015         16.475519          16.420748          6,022.2514
--------------------------       ---------          ---------        ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.694026          14.206229         12,094.9100
01/01/2010 to 12/31/2010         14.206229          17.113440         12,830.2236
01/01/2011 to 12/31/2011         17.113440          14.083849         13,442.8182
01/01/2012 to 12/31/2012         14.083849          16.315960          8,951.9780
01/01/2013 to 12/31/2013         16.315960          20.458437         11,794.4508
01/01/2014 to 12/31/2014         20.458437          18.757640         11,751.4509
01/01/2015 to 12/31/2015         18.757640          19.493020         14,436.6440
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.513985          13.749101         27,036.8575
01/01/2015 to 12/31/2015         13.749101          13.431465         47,292.5311
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.099853          14.460114         5,671,288.9305
01/01/2015 to 12/31/2015         14.460114          14.056737         4,823,309.4711
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.578733          11.075921           918,626.7875
01/01/2007 to 12/31/2007         11.075921          11.526954         1,598,877.3764
01/01/2008 to 12/31/2008         11.526954           8.987380         2,872,180.7332
01/01/2009 to 12/31/2009          8.987380          10.854598         3,668,739.6400
01/01/2010 to 12/31/2010         10.854598          11.829251         3,157,856.0353
01/01/2011 to 12/31/2011         11.829251          11.830850         3,134,392.9778
01/01/2012 to 12/31/2012         11.830850          12.892990         2,599,081.9165
01/01/2013 to 12/31/2013         12.892990          13.819648         2,078,044.7723
01/01/2014 to 04/25/2014         13.819648          13.917987                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.987604          11.518490         3,520,388.0639
01/01/2007 to 12/31/2007         11.518490          12.020101         4,956,840.2576
01/01/2008 to 12/31/2008         12.020101           8.690395         5,065,994.1323
01/01/2009 to 12/31/2009          8.690395          10.767338         5,314,297.2500
01/01/2010 to 12/31/2010         10.767338          11.892574         5,245,040.6013
01/01/2011 to 12/31/2011         11.892574          11.673042         5,174,824.2332
01/01/2012 to 12/31/2012         11.673042          12.891083         5,005,159.5240
01/01/2013 to 12/31/2013         12.891083          14.469509         4,578,043.0577
01/01/2014 to 04/25/2014         14.469509          14.517559                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.499935          14.983098         7,356,198.7900
01/01/2015 to 12/31/2015         14.983098          14.536495         6,707,198.1384
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.454145          12.035216        10,524,181.7495
01/01/2007 to 12/31/2007         12.035216          12.402700        12,389,849.2039
01/01/2008 to 12/31/2008         12.402700           8.294780        12,007,765.4631
01/01/2009 to 12/31/2009          8.294780          10.460525        11,096,666.4800
01/01/2010 to 12/31/2010         10.460525          11.675611        10,244,528.3509
01/01/2011 to 12/31/2011         11.675611          11.278110         9,314,825.5411
01/01/2012 to 12/31/2012         11.278110          12.625255         8,806,011.0562
01/01/2013 to 12/31/2013         12.625255          14.815420         7,934,744.4925
01/01/2014 to 04/25/2014         14.815420          14.819885                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.473789          15.042373         8,364,902.4338
01/01/2015 to 12/31/2015         15.042373          14.530683         7,470,739.6472
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         12.069718          12.689689         9,320,109.9604
01/01/2007 to 12/31/2007         12.689689          13.054701        12,268,807.7092
01/01/2008 to 12/31/2008         13.054701           7.969996        12,276,103.0249
01/01/2009 to 12/31/2009          7.969996          10.188952        11,051,940.8700
01/01/2010 to 12/31/2010         10.188952          11.563163        10,591,086.7099
01/01/2011 to 12/31/2011         11.563163          10.922825         9,605,719.2984
01/01/2012 to 12/31/2012         10.922825          12.419539         9,249,643.1260
01/01/2013 to 12/31/2013         12.419539          15.366779         8,823,513.3710
01/01/2014 to 04/25/2014         15.366779          15.287812                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998082           7.016687           271,009.5412
01/01/2009 to 12/31/2009          7.016687           8.863588           353,417.2600
01/01/2010 to 12/31/2010          8.863588           9.584867           376,771.3664
01/01/2011 to 12/31/2011          9.584867           9.253106           375,161.9153
01/01/2012 to 12/31/2012          9.253106          10.557734           386,597.9056
01/01/2013 to 04/26/2013         10.557734          11.353330                 0.0000
--------------------------       ---------          ---------        ---------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         37.980470          41.777333             3,701.0354
01/01/2007 to 12/31/2007         41.777333          42.738930             6,110.2597
01/01/2008 to 12/31/2008         42.738930          32.610080             5,267.0222
01/01/2009 to 12/31/2009         32.610080          37.909706             5,017.7800
01/01/2010 to 12/31/2010         37.909706          40.902295             2,632.6998
01/01/2011 to 12/31/2011         40.902295          41.062011             2,586.9741
01/01/2012 to 12/31/2012         41.062011          44.908591             2,316.4052
01/01/2013 to 12/31/2013         44.908591          52.381664             2,073.1495
01/01/2014 to 12/31/2014         52.381664          55.778020             2,288.4754
01/01/2015 to 12/31/2015         55.778020          54.591356             2,070.1506
--------------------------       ---------          ---------        ---------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.444640          10.745239                 0.0000
01/01/2009 to 12/31/2009         10.745239          12.732339               306.0800
01/01/2010 to 12/31/2010         12.732339          13.910277               698.3172
01/01/2011 to 12/31/2011         13.910277          13.756800             1,141.0604
01/01/2012 to 12/31/2012         13.756800          15.722736             1,119.1223
01/01/2013 to 12/31/2013         15.722736          20.917289            51,971.7468
01/01/2014 to 12/31/2014         20.917289          22.725377            37,514.7262
01/01/2015 to 12/31/2015         22.725377          22.249734            38,394.5696
--------------------------       ---------          ---------        ---------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998082           6.584222         19,860.7173
01/01/2009 to 12/31/2009          6.584222           8.080016         72,148.1900
01/01/2010 to 12/31/2010          8.080016           8.815149         88,995.4743
01/01/2011 to 12/31/2011          8.815149           8.615160         96,513.4404
01/01/2012 to 12/31/2012          8.615160           9.642956        100,159.9254
01/01/2013 to 04/26/2013          9.642956          10.551252              0.0000
--------------------------        --------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.190964          23.908788         53,467.7487
01/01/2014 to 12/31/2014         23.908788          23.423399         43,657.1548
01/01/2015 to 12/31/2015         23.423399          23.104506         37,535.1640
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         15.376713          17.319799          2,108.5351
01/01/2007 to 04/27/2007         17.319799          18.807638              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
05/01/2006 to 12/31/2006         11.357861          12.001887              0.0000
01/01/2007 to 04/27/2007         12.001887          13.242317              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.430482          15.428895        144,273.1358
01/01/2008 to 12/31/2008         15.428895           9.353781        129,427.3998
01/01/2009 to 12/31/2009          9.353781          12.570466        118,950.5200
01/01/2010 to 12/31/2010         12.570466          15.176218        102,264.7989
01/01/2011 to 12/31/2011         15.176218          14.126604         97,665.7380
01/01/2012 to 12/31/2012         14.126604          14.613933         75,288.0230
01/01/2013 to 04/26/2013         14.613933          15.827907              0.0000
--------------------------       ---------          ---------        ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         15.826875          18.671588          2,093.0731
01/01/2011 to 12/31/2011         18.671588          15.288720          2,321.7774
01/01/2012 to 12/31/2012         15.288720          15.409403          2,010.5636
01/01/2013 to 12/31/2013         15.409403          16.770589          2,102.3810
01/01/2014 to 12/31/2014         16.770589          13.377435          1,066.6443
01/01/2015 to 12/31/2015         13.377435           8.839019          2,211.9820
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         12.819984          14.413047       1,309,198.0454
01/01/2007 to 12/31/2007         14.413047          14.789310       1,315,469.2794
01/01/2008 to 12/31/2008         14.789310           8.797857       1,099,658.9712
01/01/2009 to 12/31/2009          8.797857          11.396812       1,012,674.2700
01/01/2010 to 12/31/2010         11.396812          12.522598         891,888.9010
01/01/2011 to 12/31/2011         12.522598          11.791509         801,517.5740
01/01/2012 to 12/31/2012         11.791509          13.057507         645,466.4688
01/01/2013 to 12/31/2013         13.057507          17.133113         580,374.7381
01/01/2014 to 12/31/2014         17.133113          18.594661         470,387.1638
01/01/2015 to 12/31/2015         18.594661          18.686232         395,336.5316
--------------------------       ---------          ---------       --------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2006 to 12/31/2006         13.666539          15.960893           9,327.3672
01/01/2007 to 12/31/2007         15.960893          16.182465           8,764.0370
01/01/2008 to 12/31/2008         16.182465          10.948933           4,435.1434
01/01/2009 to 12/31/2009         10.948933          13.712348           4,289.9700
01/01/2010 to 12/31/2010         13.712348          15.173281           4,281.7613
01/01/2011 to 12/31/2011         15.173281          15.197088           3,610.4222
01/01/2012 to 12/31/2012         15.197088          17.814735           1,948.5482
01/01/2013 to 12/31/2013         17.814735          23.180442           1,589.3856
01/01/2014 to 12/31/2014         23.180442          25.662172           1,528.8516
01/01/2015 to 12/31/2015         25.662172          24.449658           1,095.5993

CLASS B




                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2006 to 12/31/2006          14.106414          17.767455        26,254.5036
01/01/2007 to 12/31/2007          17.767455          20.011300        17,782.0321
01/01/2008 to 12/31/2008          20.011300          11.720386        12,808.5813
01/01/2009 to 12/31/2009          11.720386          15.568221        11,361.9700
01/01/2010 to 12/31/2010          15.568221          17.257600         6,931.0409
01/01/2011 to 12/31/2011          17.257600          15.807563         6,295.3833
01/01/2012 to 12/31/2012          15.807563          17.935463         5,741.4633
01/01/2013 to 12/31/2013          17.935463          20.964937         4,360.6939
01/01/2014 to 12/31/2014          20.964937          20.659138         4,295.9851
01/01/2015 to 12/31/2015          20.659138          19.815044         3,809.5881
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
11/13/2006 to 12/31/2006          24.059989          24.914811             0.0000
01/01/2007 to 12/31/2007          24.914811          28.101305         4,282.5320
01/01/2008 to 12/31/2008          28.101305          17.003228         5,058.0983
01/01/2009 to 12/31/2009          17.003228          23.764765         4,236.5200
01/01/2010 to 12/31/2010          23.764765          26.082753         4,346.6792
01/01/2011 to 12/31/2011          26.082753          23.341819         4,636.1805
01/01/2012 to 12/31/2012          23.341819          28.095523         4,600.2664
01/01/2013 to 12/31/2013          28.095523          35.645973         7,583.0879
01/01/2014 to 12/31/2014          35.645973          35.819901         7,826.8581
01/01/2015 to 12/31/2015          35.819901          37.621363         7,784.2639
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          30.737249          15.517735             0.0000
01/01/2009 to 12/31/2009          15.517735          24.583253           477.2900
01/01/2010 to 12/31/2010          24.583253          29.557023           675.3220
01/01/2011 to 12/31/2011          29.557023          23.472725         1,051.2856
01/01/2012 to 12/31/2012          23.472725          27.242307         1,048.5768
01/01/2013 to 12/31/2013          27.242307          34.323009         1,396.1069
01/01/2014 to 12/31/2014          34.323009          34.426220         1,162.2127
01/01/2015 to 12/31/2015          34.426220          33.901824         1,142.8139
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         153.157879          88.318426             0.0000
01/01/2009 to 12/31/2009          88.318426         120.930132           358.4400
01/01/2010 to 12/31/2010         120.930132         140.962562           477.5351
01/01/2011 to 12/31/2011         140.962562         132.531385           449.1940
01/01/2012 to 12/31/2012         132.531385         153.441738           529.0095
01/01/2013 to 12/31/2013         153.441738         196.071196           878.0574
01/01/2014 to 12/31/2014         196.071196         208.959565           881.1460
01/01/2015 to 12/31/2015         208.959565         219.306873           823.4431
--------------------------       ----------         ----------        -----------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2006 to 12/31/2006         11.632986          13.876424        176,821.3254
01/01/2007 to 12/31/2007         13.876424          15.734037        116,483.2021
01/01/2008 to 12/31/2008         15.734037           9.212835        100,088.1869
01/01/2009 to 12/31/2009          9.212835          12.400287         90,000.6700
01/01/2010 to 12/31/2010         12.400287          13.203110         82,070.5314
01/01/2011 to 12/31/2011         13.203110          11.588810         69,009.1728
01/01/2012 to 12/31/2012         11.588810          13.456152         69,092.6107
01/01/2013 to 12/31/2013         13.456152          16.252062         61,196.2545
01/01/2014 to 12/31/2014         16.252062          14.185172         60,774.8863
01/01/2015 to 12/31/2015         14.185172          13.027468         61,633.6296
--------------------------       ---------          ---------        ------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL
DYNAMIC
 ALLOCATION SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.178148          10.497446          5,189.9526
01/01/2013 to 12/31/2013         10.497446          11.459381         29,163.0295
01/01/2014 to 12/31/2014         11.459381          12.081996         58,095.9200
01/01/2015 to 12/31/2015         12.081996          11.935192         54,893.6108
--------------------------       ---------          ---------        ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996796           1.037539              0.0000
01/01/2015 to 12/31/2015          1.037539           1.009006              0.0000
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.107341          11.482334         62,539.1831
01/01/2013 to 12/31/2013         11.482334          10.895034        134,695.0142
01/01/2014 to 12/31/2014         10.895034          11.128446        145,068.0627
01/01/2015 to 12/31/2015         11.128446           9.883533        122,102.4339
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.934082          10.228279         25,787.9890
01/01/2013 to 12/31/2013         10.228279          11.081407        106,154.1305
01/01/2014 to 12/31/2014         11.081407          11.527592        149,704.3644
01/01/2015 to 12/31/2015         11.527592          11.309628        121,555.5653
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         13.710020          17.243250         30,404.6800
01/01/2010 to 12/31/2010         17.243250          19.606939         64,353.0306
01/01/2011 to 12/31/2011         19.606939          19.709415         63,772.1105
01/01/2012 to 12/31/2012         19.709415          22.558187         64,114.9242
01/01/2013 to 12/31/2013         22.558187          24.223673         65,832.9796
01/01/2014 to 12/31/2014         24.223673          24.575543         62,651.1808
01/01/2015 to 12/31/2015         24.575543          23.160238         59,441.4949
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.873616           9.201824          233,787.8379
01/01/2009 to 12/31/2009          9.201824          12.176868          226,420.8600
01/01/2010 to 12/31/2010         12.176868          13.886119          203,887.4580
01/01/2011 to 12/31/2011         13.886119          12.876948          181,275.4715
01/01/2012 to 12/31/2012         12.876948          15.932812          173,902.1391
01/01/2013 to 12/31/2013         15.932812          16.203410          168,721.1437
01/01/2014 to 12/31/2014         16.203410          18.025806          149,686.7665
01/01/2015 to 12/31/2015         18.025806          17.456087          133,216.9319
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.150279           7.367833          835,271.7525
01/01/2012 to 12/31/2012          7.367833           8.574900          766,531.6980
01/01/2013 to 12/31/2013          8.574900          12.262580          676,170.6117
01/01/2014 to 12/31/2014         12.262580          14.319275          596,554.9374
01/01/2015 to 12/31/2015         14.319275          13.496115          548,961.2803
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON CLEARBRIDGE
AGGRESSIVE
 GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT METROPOLITAN SERIES FUND, INC. - MFS(Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
01/01/2006 to 04/30/2006         11.308589          11.803783          331,487.3950
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT
 (CLASS B))
05/01/2006 to 12/31/2006         10.396280          11.116150          367,326.8825
01/01/2007 to 12/31/2007         11.116150          10.271927          243,054.4120
01/01/2008 to 12/31/2008         10.271927           4.578276          255,592.6761
01/01/2009 to 12/31/2009          4.578276           6.203956          280,709.8600
01/01/2010 to 12/31/2010          6.203956           6.540272          272,006.9936
01/01/2011 to 04/29/2011          6.540272           6.945274                0.0000
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010647           1.045112        2,063,757.0497
01/01/2013 to 12/31/2013          1.045112           1.045571        1,893,930.5170
01/01/2014 to 12/31/2014          1.045571           1.084229        1,601,080.0032
01/01/2015 to 12/31/2015          1.084229           1.020107        1,545,552.9545
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         10.447819          11.909290          147,636.9975
01/01/2007 to 12/31/2007         11.909290          11.404215          160,904.1045
01/01/2008 to 12/31/2008         11.404215           7.177860          135,640.6151
01/01/2009 to 12/31/2009          7.177860           8.923076          210,478.4500
01/01/2010 to 12/31/2010          8.923076          10.065751          222,094.7334
01/01/2011 to 12/31/2011         10.065751           9.739920          203,882.6207
01/01/2012 to 12/31/2012          9.739920          11.328525          190,693.4822
01/01/2013 to 12/31/2013         11.328525          15.064004          203,976.4960
01/01/2014 to 12/31/2014         15.064004          16.173046          178,040.3917
01/01/2015 to 12/31/2015         16.173046          14.936038          167,274.6283
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         24.798069          26.691009        252,440.4570
01/01/2007 to 12/31/2007         26.691009          26.993344        204,311.9135
01/01/2008 to 12/31/2008         26.993344          16.230660        189,869.0687
01/01/2009 to 12/31/2009         16.230660          20.170985        255,975.6100
01/01/2010 to 12/31/2010         20.170985          24.868818        234,355.7043
01/01/2011 to 12/31/2011         24.868818          23.522724        155,003.4132
01/01/2012 to 12/31/2012         23.522724          26.496199        145,101.9986
01/01/2013 to 12/31/2013         26.496199          33.910186        177,908.4943
01/01/2014 to 12/31/2014         33.910186          36.516974        169,571.5388
01/01/2015 to 12/31/2015         36.516974          32.644245        109,936.5915
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006         14.120413          15.915256         31,017.0373
01/01/2007 to 04/27/2007         15.915256          16.934945              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012701           1.047153         60,756.8599
01/01/2013 to 12/31/2013          1.047153           1.141470        214,830.1202
01/01/2014 to 12/31/2014          1.141470           1.199313        856,267.8665
01/01/2015 to 12/31/2015          1.199313           1.188452        368,009.6133
--------------------------       ---------          ---------        ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.119168           9.700066              0.0000
01/01/2009 to 12/31/2009          9.700066          12.268249              0.0000
01/01/2010 to 12/31/2010         12.268249          14.368942              0.0000
01/01/2011 to 12/31/2011         14.368942          12.650759              0.0000
01/01/2012 to 12/31/2012         12.650759          14.332137              0.0000
01/01/2013 to 12/31/2013         14.332137          18.707998              0.0000
01/01/2014 to 12/31/2014         18.707998          19.177449              0.0000
01/01/2015 to 12/31/2015         19.177449          17.435219              0.0000
--------------------------       ---------          ---------        ------------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.865474          18.080789        883,966.3053
01/01/2007 to 12/31/2007         18.080789          18.919602        722,771.4459
01/01/2008 to 12/31/2008         18.919602          15.124411        584,225.4541
01/01/2009 to 12/31/2009         15.124411          20.317210        519,017.5600
01/01/2010 to 12/31/2010         20.317210          22.542192        465,761.3742
01/01/2011 to 12/31/2011         22.542192          23.128254        405,805.4391
01/01/2012 to 12/31/2012         23.128254          25.654361        378,187.8879
01/01/2013 to 12/31/2013         25.654361          27.207186        345,391.5204
01/01/2014 to 12/31/2014         27.207186          28.012247        323,726.4175
01/01/2015 to 12/31/2015         28.012247          26.914264        283,568.6505
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT
 (CLASS B))
01/01/2006 to 12/31/2006         14.120413          15.915256           31,017.0373
01/01/2007 to 04/27/2007         15.915256          16.934945                0.0000
--------------------------       ---------          ---------           -----------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE FUNDS
- AIM V.I.
 CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I))
01/01/2006 to 12/31/2006         11.796229          12.316286           51,628.2980
01/01/2007 to 04/27/2007         12.316286          13.131532                0.0000
--------------------------       ---------          ---------           -----------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987535           9.740597           41,153.0489
01/01/2012 to 12/31/2012          9.740597           9.986641           57,949.6640
01/01/2013 to 12/31/2013          9.986641           9.922338           69,384.5257
01/01/2014 to 12/31/2014          9.922338           9.848415           51,876.2920
01/01/2015 to 12/31/2015          9.848415           9.612514           51,938.0170
--------------------------       ---------          ---------           -----------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.740900          12.119715            2,034.1542
01/01/2011 to 12/31/2011         12.119715          11.864590            2,056.6735
01/01/2012 to 12/31/2012         11.864590          13.316647           17,103.0465
01/01/2013 to 12/31/2013         13.316647          13.214774           19,298.3165
01/01/2014 to 12/31/2014         13.214774          13.127056            2,806.8004
01/01/2015 to 12/31/2015         13.127056          12.356527            2,694.8733
--------------------------       ---------          ---------           -----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
05/01/2006 to 12/31/2006         12.381126          12.930800        1,628,008.7238
01/01/2007 to 12/31/2007         12.930800          13.065482        1,412,136.3213
01/01/2008 to 12/31/2008         13.065482           7.594535        2,095,952.6013
01/01/2009 to 12/31/2009          7.594535           9.894153        1,596,603.7200
01/01/2010 to 12/31/2010          9.894153          11.321306        1,451,227.4818
01/01/2011 to 12/31/2011         11.321306          10.477473        1,330,524.7197
01/01/2012 to 12/31/2012         10.477473          12.012329        1,276,477.5885
01/01/2013 to 12/31/2013         12.012329          15.279383        1,244,756.5605
01/01/2014 to 12/31/2014         15.279383          15.770441        1,113,539.5382
01/01/2015 to 12/31/2015         15.770441          15.178031        1,006,585.2448
--------------------------       ---------          ---------        --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.960927          10.395119            3,960.2735
01/01/2013 to 12/31/2013         10.395119          11.675982          411,154.7260
01/01/2014 to 12/31/2014         11.675982          12.574137          478,506.7046
01/01/2015 to 12/31/2015         12.574137          11.845004          504,039.2825
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077631           1.123774           31,337.6918
01/01/2014 to 12/31/2014          1.123774           1.205943          135,426.8925
01/01/2015 to 12/31/2015          1.205943           1.170076          274,724.9880
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.385773           6.123445          217,663.3260
01/01/2009 to 12/31/2009          6.123445          10.160875          298,255.9400
01/01/2010 to 12/31/2010         10.160875          12.340627          251,991.7111
01/01/2011 to 12/31/2011         12.340627           9.853738          251,780.4865
01/01/2012 to 12/31/2012          9.853738          11.505677          395,265.7499
01/01/2013 to 12/31/2013         11.505677          10.737520          275,804.4530
01/01/2014 to 12/31/2014         10.737520           9.858227          268,805.2783
01/01/2015 to 12/31/2015          9.858227           8.344877          279,468.2890
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.607434          15.680393        1,003,465.2248
01/01/2007 to 12/31/2007         15.680393          17.454683          828,521.3989
01/01/2008 to 12/31/2008         17.454683           9.884817          588,021.2914
01/01/2009 to 12/31/2009          9.884817          12.779445          544,766.7400
01/01/2010 to 12/31/2010         12.779445          13.990078          503,394.1880
01/01/2011 to 12/31/2011         13.990078          12.274831          477,435.5115
01/01/2012 to 12/31/2012         12.274831          14.075937          557,370.7408
01/01/2013 to 12/31/2013         14.075937          16.489817          399,200.6228
01/01/2014 to 12/31/2014         16.489817          15.070088          365,759.8138
01/01/2015 to 12/31/2015         15.070088          14.538673          350,026.5362
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS
 B) AND BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006          9.869788          10.505630          103,433.6886
01/01/2007 to 12/31/2007         10.505630          12.739847           98,665.4468
01/01/2008 to 12/31/2008         12.739847           6.662170           93,515.7637
01/01/2009 to 12/31/2009          6.662170          10.290859           85,049.8000
01/01/2010 to 12/31/2010         10.290859          13.350550           74,115.1862
01/01/2011 to 12/31/2011         13.350550          12.205173           63,069.4841
01/01/2012 to 12/31/2012         12.205173          13.098874           62,685.7496
01/01/2013 to 12/31/2013         13.098874          17.885829           62,860.3621
01/01/2014 to 12/31/2014         17.885829          17.744888           59,624.6029
01/01/2015 to 12/31/2015         17.744888          16.552906           47,583.3709
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.240884          18.560308            1,205.1141
01/01/2007 to 12/31/2007         18.560308          19.368802            1,204.9552
01/01/2008 to 12/31/2008         19.368802          11.307042            1,204.7785
01/01/2009 to 12/31/2009         11.307042          15.525415                0.0000
01/01/2010 to 12/31/2010         15.525415          17.677282              321.1372
01/01/2011 to 12/31/2011         17.677282          15.903115              321.1372
01/01/2012 to 12/31/2012         15.903115          18.925203              860.3008
01/01/2013 to 12/31/2013         18.925203          23.627439            1,749.8660
01/01/2014 to 12/31/2014         23.627439          23.703067            1,713.0000
01/01/2015 to 12/31/2015         23.703067          24.196422            2,123.6592
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON
GROWTH
 SECURITIES SUB-ACCOUNT (CLASS 2))
01/01/2006 to 12/31/2006         16.341558          18.481049            2,807.6561
01/01/2007 to 12/31/2007         18.481049          19.651335            2,842.4302
01/01/2008 to 12/31/2008         19.651335          11.131126            2,849.3721
01/01/2009 to 12/31/2009         11.131126          14.332933            2,377.5700
01/01/2010 to 12/31/2010         14.332933          15.118310            1,728.2926
01/01/2011 to 04/29/2011         15.118310          16.845504                0.0000
--------------------------       ---------          ---------            ----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998027           6.551182                0.0000
01/01/2009 to 12/31/2009          6.551182           8.533245            1,420.4100
01/01/2010 to 12/31/2010          8.533245           9.022979            1,533.6458
01/01/2011 to 12/31/2011          9.022979           8.251080            2,831.4383
01/01/2012 to 12/31/2012          8.251080           9.903252            2,468.4873
01/01/2013 to 04/26/2013          9.903252          10.514810                0.0000
--------------------------       ---------          ---------            ----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999754           1.032732                0.0000
01/01/2015 to 12/31/2015          1.032732           0.958753                0.0000
--------------------------       ---------          ---------            ----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.442148          12.622618          612,207.5700
01/01/2010 to 12/31/2010         12.622618          13.359664          615,557.8327
01/01/2011 to 12/31/2011         13.359664          14.583906          522,777.4984
01/01/2012 to 12/31/2012         14.583906          15.630297          458,817.4301
01/01/2013 to 12/31/2013         15.630297          13.927562          448,389.8588
01/01/2014 to 12/31/2014         13.927562          14.074860          414,385.7765
01/01/2015 to 12/31/2015         14.074860          13.393833          376,259.3810
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.959923          12.277851        1,862,279.1932
01/01/2007 to 12/31/2007         12.277851          12.969788        1,393,983.3777
01/01/2008 to 12/31/2008         12.969788          12.790020        1,298,575.9372
01/01/2009 to 12/31/2009         12.790020          14.826672        1,417,197.9600
01/01/2010 to 12/31/2010         14.826672          15.752043        1,460,193.3452
01/01/2011 to 12/31/2011         15.752043          15.962182        1,321,654.2392
01/01/2012 to 12/31/2012         15.962182          17.129299        1,204,297.3140
01/01/2013 to 12/31/2013         17.129299          16.501480        1,104,260.1509
01/01/2014 to 12/31/2014         16.501480          16.886492          989,574.6569
01/01/2015 to 12/31/2015         16.886492          16.586082          879,229.8615
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIONEER FUND SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         17.361441          18.702307                0.0000
01/01/2007 to 12/31/2007         18.702307          19.286142            1,411.7552
01/01/2008 to 12/31/2008         19.286142          12.721327            1,411.7552
01/01/2009 to 12/31/2009         12.721327          15.478674           44,306.7700
01/01/2010 to 12/31/2010         15.478674          17.668902           39,334.9706
01/01/2011 to 12/31/2011         17.668902          16.565154           30,880.7126
01/01/2012 to 12/31/2012         16.565154          17.991038           29,842.3216
01/01/2013 to 12/31/2013         17.991038          23.514864           25,317.2119
01/01/2014 to 12/31/2014         23.514864          25.672254           25,219.3146
01/01/2015 to 12/31/2015         25.672254          25.230204           22,774.9377
--------------------------       ---------          ---------           -----------

PIONEER FUND SUB-ACCOUNT (CLASS B) (FORMERLY METROPOLITAN SERIES FUND, INC. - CAPITAL
GUARDIAN U.S.
 EQUITY SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         11.674945          12.594941          133,851.2532
01/01/2007 to 12/31/2007         12.594941          12.329097          213,548.9644
01/01/2008 to 12/31/2008         12.329097           7.215915          206,888.9397
01/01/2009 to 05/01/2009          7.215915           7.125379                0.0000
--------------------------       ---------          ---------          ------------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
05/01/2006 to 12/31/2006         17.642651          18.277751                0.0000
01/01/2007 to 12/31/2007         18.277751          19.143051            2,156.5649
01/01/2008 to 12/31/2008         19.143051          16.781097            2,145.5949
01/01/2009 to 12/31/2009         16.781097          21.935352            2,135.9800
01/01/2010 to 12/31/2010         21.935352          24.167275            2,126.6894
01/01/2011 to 12/31/2011         24.167275          24.598658            2,117.0173
01/01/2012 to 12/31/2012         24.598658          26.965952            2,107.7093
01/01/2013 to 12/31/2013         26.965952          26.894015            2,099.0343
01/01/2014 to 12/31/2014         26.894015          27.625003            2,090.3905
01/01/2015 to 12/31/2015         27.625003          26.780640            2,081.3308
--------------------------       ---------          ---------          ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.729226          10.865912           40,902.4915
01/01/2013 to 12/31/2013         10.865912          10.189740           39,474.2888
01/01/2014 to 12/31/2014         10.189740          10.764236           17,646.5389
01/01/2015 to 12/31/2015         10.764236          10.617679           23,631.2964
--------------------------       ---------          ---------          ------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.214980          10.723087          123,980.0761
01/01/2014 to 12/31/2014         10.723087          11.441855          181,280.1454
01/01/2015 to 12/31/2015         11.441855          11.097109          150,293.6596
--------------------------       ---------          ---------          ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010679           1.065216          489,598.0398
01/01/2013 to 12/31/2013          1.065216           1.151996          930,018.6103
01/01/2014 to 12/31/2014          1.151996           1.219011          977,785.6248
01/01/2015 to 12/31/2015          1.219011           1.186739        1,047,213.7630
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF
SUB-
 ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          8.679775          10.377335        310,482.4800
01/01/2010 to 12/31/2010         10.377335          11.439728        415,917.3046
01/01/2011 to 12/31/2011         11.439728          11.355300        517,220.4676
01/01/2012 to 12/31/2012         11.355300          12.584198        425,526.0812
01/01/2013 to 12/31/2013         12.584198          13.958021        425,456.7987
01/01/2014 to 12/31/2014         13.958021          14.505773        368,391.9583
01/01/2015 to 12/31/2015         14.505773          13.967291        322,806.9862
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          7.990033           9.834791        188,378.7600
01/01/2010 to 12/31/2010          9.834791          11.026635        240,212.3081
01/01/2011 to 12/31/2011         11.026635          10.599738        286,855.9251
01/01/2012 to 12/31/2012         10.599738          11.974538        294,720.9772
01/01/2013 to 12/31/2013         11.974538          13.886441        307,667.6569
01/01/2014 to 12/31/2014         13.886441          14.372340        309,739.1988
01/01/2015 to 12/31/2015         14.372340          13.789705        327,792.1752
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2006 to 12/31/2006         46.182080          53.537677        111,644.0358
01/01/2007 to 12/31/2007         53.537677          54.687755         83,716.1735
01/01/2008 to 12/31/2008         54.687755          34.270046         71,962.2722
01/01/2009 to 12/31/2009         34.270046          39.943971         65,681.7300
01/01/2010 to 12/31/2010         39.943971          46.029633         61,003.9945
01/01/2011 to 12/31/2011         46.029633          43.506636         57,106.0096
01/01/2012 to 12/31/2012         43.506636          50.533753         51,015.5267
01/01/2013 to 12/31/2013         50.533753          66.552437         41,204.0648
01/01/2014 to 12/31/2014         66.552437          74.232519         36,345.3044
01/01/2015 to 12/31/2015         74.232519          70.493082         33,346.9348
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         47.870784          55.381470        634,180.4254
01/01/2007 to 12/31/2007         55.381470          56.412292        488,664.9173
01/01/2008 to 12/31/2008         56.412292          35.274100        423,441.9663
01/01/2009 to 12/31/2009         35.274100          41.017004        400,760.5600
01/01/2010 to 12/31/2010         41.017004          47.141906        366,872.6632
01/01/2011 to 12/31/2011         47.141906          44.445719        335,102.1328
01/01/2012 to 12/31/2012         44.445719          51.496264        329,415.0186
01/01/2013 to 12/31/2013         51.496264          67.660932        263,824.3044
01/01/2014 to 12/31/2014         67.660932          75.279414        266,658.1850
01/01/2015 to 12/31/2015         75.279414          71.285095        220,244.0401
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-
 ACCOUNT (CLASS B) AND FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2006 to 12/31/2006         12.563934          14.303923          7,866.1786
01/01/2007 to 12/31/2007         14.303923          13.199018          5,148.5976
01/01/2008 to 12/31/2008         13.199018           7.946382          5,400.6317
01/01/2009 to 12/31/2009          7.946382          10.131337          4,529.7600
01/01/2010 to 04/30/2010         10.131337          10.809962              0.0000
--------------------------       ---------          ---------          ----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          7.890626           8.227961        894,709.4546
01/01/2007 to 12/31/2007          8.227961           9.505627        924,956.0286
01/01/2008 to 12/31/2008          9.505627           5.624666        627,621.3948
01/01/2009 to 12/31/2009          5.624666           8.036369        780,523.6200
01/01/2010 to 12/31/2010          8.036369          10.078183        716,578.3168
01/01/2011 to 12/31/2011         10.078183           9.735655        607,434.9428
01/01/2012 to 12/31/2012          9.735655          10.869334        572,135.0898
01/01/2013 to 12/31/2013         10.869334          14.580492        528,126.6336
01/01/2014 to 12/31/2014         14.580492          16.149772        353,334.2371
01/01/2015 to 12/31/2015         16.149772          16.920211        389,996.5990
--------------------------       ---------          ---------        ------------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          6.773052           8.086305              0.0000
01/01/2010 to 12/31/2010          8.086305           8.924167              0.0000
01/01/2011 to 12/31/2011          8.924167           8.780642              0.0000
01/01/2012 to 12/31/2012          8.780642           9.771984              0.0000
01/01/2013 to 12/31/2013          9.771984          12.877765              0.0000
01/01/2014 to 12/31/2014         12.877765          14.344706              0.0000
01/01/2015 to 12/31/2015         14.344706          14.710190              0.0000
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         16.847404          19.232927         43,611.1346
01/01/2007 to 12/31/2007         19.232927          20.789882         21,147.5437
01/01/2008 to 12/31/2008         20.789882          11.384621         23,802.7985
01/01/2009 to 12/31/2009         11.384621          13.628692         23,082.5700
01/01/2010 to 12/31/2010         13.628692          14.304106         18,418.9868
01/01/2011 to 12/31/2011         14.304106          11.220835         15,113.9477
01/01/2012 to 12/31/2012         11.220835          13.153924         15,265.5663
01/01/2013 to 12/31/2013         13.153924          14.875007         70,935.5639
01/01/2014 to 12/31/2014         14.875007          14.121177         70,552.8620
01/01/2015 to 12/31/2015         14.121177          13.568265         71,647.9353
--------------------------       ---------          ---------        ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         15.873892          15.171972          9,739.7190
01/01/2014 to 12/31/2014         15.171972          15.714905         11,614.2995
01/01/2015 to 12/31/2015         15.714905          15.425862         21,883.0563
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         41.321531          42.265461           18,760.9537
01/01/2007 to 12/31/2007         42.265461          44.007225           11,185.1738
01/01/2008 to 12/31/2008         44.007225          41.636053            9,194.3193
01/01/2009 to 12/31/2009         41.636053          44.648821            6,998.5000
01/01/2010 to 12/31/2010         44.648821          47.390936            7,064.7905
01/01/2011 to 12/31/2011         47.390936          49.482268            6,027.4945
01/01/2012 to 12/31/2012         49.482268          52.133539            5,380.5383
01/01/2013 to 12/31/2013         52.133539          50.687522            4,691.3680
01/01/2014 to 12/31/2014         50.687522          53.173512            4,455.1144
01/01/2015 to 12/31/2015         53.173512          52.402884            4,145.6337
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.530251          10.728696           28,648.6800
01/01/2010 to 12/31/2010         10.728696          12.625951           25,506.8341
01/01/2011 to 12/31/2011         12.625951          11.291725           25,042.0740
01/01/2012 to 12/31/2012         11.291725          12.683100           23,714.7021
01/01/2013 to 12/31/2013         12.683100          16.719582           22,713.1306
01/01/2014 to 12/31/2014         16.719582          17.882451           20,599.7929
01/01/2015 to 12/31/2015         17.882451          18.666246           20,094.1952
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL
APPRECIATION SUB-
 ACCOUNT (CLASS A))
04/30/2007 to 12/31/2007         14.877608          15.521237           40,492.2846
01/01/2008 to 12/31/2008         15.521237           8.743205           29,937.6525
01/01/2009 to 05/01/2009          8.743205           8.304478                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006          9.876390          10.142173          864,570.9573
01/01/2007 to 12/31/2007         10.142173          10.439815          856,002.8871
01/01/2008 to 12/31/2008         10.439815          10.519575        1,816,844.5984
01/01/2009 to 12/31/2009         10.519575          10.358072        1,383,944.9100
01/01/2010 to 12/31/2010         10.358072          10.173286          945,751.3899
01/01/2011 to 12/31/2011         10.173286           9.992289        1,202,849.4439
01/01/2012 to 12/31/2012          9.992289           9.813061        1,144,877.0364
01/01/2013 to 12/31/2013          9.813061           9.637997          734,027.6940
01/01/2014 to 12/31/2014          9.637997           9.466058          676,585.0545
01/01/2015 to 12/31/2015          9.466058           9.297185          735,108.1518
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.562016          11.642913          734,085.5057
01/01/2007 to 12/31/2007         11.642913          12.736327          586,119.8675
01/01/2008 to 12/31/2008         12.736327           7.936920          527,842.6455
01/01/2009 to 12/31/2009          7.936920          10.879438          487,751.3500
01/01/2010 to 12/31/2010         10.879438          11.894387          441,211.0944
01/01/2011 to 12/31/2011         11.894387          11.708536          391,632.6187
01/01/2012 to 12/31/2012         11.708536          13.287480          770,040.2188
01/01/2013 to 12/31/2013         13.287480          17.844249          688,823.4226
01/01/2014 to 12/31/2014         17.844249          19.058273          687,221.2642
01/01/2015 to 12/31/2015         19.058273          20.691121          575,660.4057
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS
 B))
01/01/2006 to 12/31/2006          8.465353           8.947983        1,528,712.0855
01/01/2007 to 12/31/2007          8.947983          10.043168        1,441,276.4124
01/01/2008 to 12/31/2008         10.043168           5.332099          993,381.0298
01/01/2009 to 12/31/2009          5.332099           7.525685          905,834.7800
01/01/2010 to 12/31/2010          7.525685           8.086054          803,662.2766
01/01/2011 to 12/31/2011          8.086054           7.832451          686,579.4063
01/01/2012 to 04/27/2012          7.832451           8.800013                0.0000
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH
 SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.287149          10.881820           41,756.2479
01/01/2008 to 12/31/2008         10.881820           6.272226           38,451.0476
01/01/2009 to 12/31/2009          6.272226           7.988471           36,107.3900
01/01/2010 to 12/31/2010          7.988471          10.305612           31,147.3644
01/01/2011 to 12/31/2011         10.305612          10.400009           23,857.7688
01/01/2012 to 12/31/2012         10.400009          11.326206           21,264.5951
01/01/2013 to 12/31/2013         11.326206          16.506159           19,732.4225
01/01/2014 to 12/31/2014         16.506159          16.363193           19,033.3494
01/01/2015 to 12/31/2015         16.363193          16.300641           16,938.5942
--------------------------       ---------          ---------        --------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.691296          14.197922           14,034.2000
01/01/2010 to 12/31/2010         14.197922          17.094897           14,594.0220
01/01/2011 to 12/31/2011         17.094897          14.061559            6,668.7874
01/01/2012 to 12/31/2012         14.061559          16.281954            7,454.5487
01/01/2013 to 12/31/2013         16.281954          20.405601           12,789.2166
01/01/2014 to 12/31/2014         20.405601          18.699838           12,444.6349
01/01/2015 to 12/31/2015         18.699838          19.423236           22,503.2465
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.453089          13.682515           13,981.2944
01/01/2015 to 12/31/2015         13.682515          13.359733           49,276.4636
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.036313          14.390080         5,445,938.2373
01/01/2015 to 12/31/2015         14.390080          13.981661         4,900,397.5355
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.570853          11.064002           614,186.3552
01/01/2007 to 12/31/2007         11.064002          11.508762         1,111,839.0685
01/01/2008 to 12/31/2008         11.508762           8.968693         1,635,860.6121
01/01/2009 to 12/31/2009          8.968693          10.826616         2,874,485.2700
01/01/2010 to 12/31/2010         10.826616          11.792861         3,452,041.6595
01/01/2011 to 12/31/2011         11.792861          11.788574         3,096,012.1286
01/01/2012 to 12/31/2012         11.788574          12.840462         2,862,196.1934
01/01/2013 to 12/31/2013         12.840462          13.756466         2,091,940.1540
01/01/2014 to 04/25/2014         13.756466          13.852173                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE
 MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         10.979421          11.506096         3,802,320.2469
01/01/2007 to 12/31/2007         11.506096          12.001131         4,928,840.2004
01/01/2008 to 12/31/2008         12.001131           8.672324         4,853,593.9947
01/01/2009 to 12/31/2009          8.672324          10.739578         5,717,505.2500
01/01/2010 to 12/31/2010         10.739578          11.855988         5,193,032.7145
01/01/2011 to 12/31/2011         11.855988          11.631326         4,847,688.4421
01/01/2012 to 12/31/2012         11.631326          12.838561         4,531,143.4256
01/01/2013 to 12/31/2013         12.838561          14.403353         3,999,718.6892
01/01/2014 to 04/25/2014         14.403353          14.448906                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.434587          14.910526        12,394,479.9853
01/01/2015 to 12/31/2015         14.910526          14.458852        11,168,701.9613
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         11.445615          12.022266        13,290,375.5830
01/01/2007 to 12/31/2007         12.022266          12.383127        16,411,173.0140
01/01/2008 to 12/31/2008         12.383127           8.277530        17,988,455.9112
01/01/2009 to 12/31/2009          8.277530          10.433553        17,343,593.7200
01/01/2010 to 12/31/2010         10.433553          11.639689        16,601,085.3712
01/01/2011 to 12/31/2011         11.639689          11.237801        15,303,664.1037
01/01/2012 to 12/31/2012         11.237801          12.573811        14,405,559.8417
01/01/2013 to 12/31/2013         12.573811          14.747678        13,359,110.2385
01/01/2014 to 04/25/2014         14.747678          14.749798                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.408551          14.969507        11,007,746.8515
01/01/2015 to 12/31/2015         14.969507          14.453064        10,102,971.7770
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    ----------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH
 STRATEGY SUB-ACCOUNT (CLASS B))
05/01/2006 to 12/31/2006         12.060731          12.676036       11,369,186.8771
01/01/2007 to 12/31/2007         12.676036          13.034100       15,838,198.3746
01/01/2008 to 12/31/2008         13.034100           7.953419       16,996,458.2720
01/01/2009 to 12/31/2009          7.953419          10.162676       15,646,290.1200
01/01/2010 to 12/31/2010         10.162676          11.527582       13,841,831.8488
01/01/2011 to 12/31/2011         11.527582          10.883780       12,854,262.5677
01/01/2012 to 12/31/2012         10.883780          12.368927       11,785,991.4468
01/01/2013 to 12/31/2013         12.368927          15.296509       11,423,391.3074
01/01/2014 to 04/25/2014         15.296509          15.215505                0.0000
--------------------------       ---------          ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS
 B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998027           7.014269          378,262.6209
01/01/2009 to 12/31/2009          7.014269           8.856104          557,059.5200
01/01/2010 to 12/31/2010          8.856104           9.571990          567,386.4942
01/01/2011 to 12/31/2011          9.571990           9.236064          544,047.1713
01/01/2012 to 12/31/2012          9.236064          10.532994          526,519.1755
01/01/2013 to 04/26/2013         10.532994          11.324926                0.0000
--------------------------       ---------          ---------       ---------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         11.487247          12.629315           60,259.6990
01/01/2007 to 12/31/2007         12.629315          12.913512           54,874.2925
01/01/2008 to 12/31/2008         12.913512           9.848147           50,362.0820
01/01/2009 to 12/31/2009          9.848147          11.442896           47,027.2100
01/01/2010 to 12/31/2010         11.442896          12.340029           36,412.3790
01/01/2011 to 12/31/2011         12.340029          12.382036           39,258.9125
01/01/2012 to 12/31/2012         12.382036          13.535148           39,162.4583
01/01/2013 to 12/31/2013         13.535148          15.779593           38,159.4139
01/01/2014 to 12/31/2014         15.779593          16.794321           37,721.7324
01/01/2015 to 12/31/2015         16.794321          16.428807           36,661.9055
--------------------------       ---------          ---------       ---------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.369293          10.689187            1,509.5094
01/01/2009 to 12/31/2009         10.689187          12.659589                0.0000
01/01/2010 to 12/31/2010         12.659589          13.823887              395.9519
01/01/2011 to 12/31/2011         13.823887          13.664542              386.8603
01/01/2012 to 12/31/2012         13.664542          15.609448              370.5569
01/01/2013 to 12/31/2013         15.609448          20.756199          105,176.6217
01/01/2014 to 12/31/2014         20.756199          22.539090           67,111.9496
01/01/2015 to 12/31/2015         22.539090          22.056313           52,975.5370
--------------------------       ---------          ---------       ---------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998027           6.581951         28,919.6475
01/01/2009 to 12/31/2009          6.581951           8.073191        214,997.4100
01/01/2010 to 12/31/2010          8.073191           8.803303        224,220.4211
01/01/2011 to 12/31/2011          8.803303           8.599289        234,873.0590
01/01/2012 to 12/31/2012          8.599289           9.620356        220,738.7279
01/01/2013 to 04/26/2013          9.620356          10.524851              0.0000
--------------------------        --------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.068260          23.747926        123,293.2154
01/01/2014 to 12/31/2014         23.747926          23.254168        116,048.6904
01/01/2015 to 12/31/2015         23.254168          22.926111        105,957.3492
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2006 to 12/31/2006         17.376400          19.562422         16,151.1848
01/01/2007 to 04/27/2007         19.562422          21.239450              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
05/01/2006 to 12/31/2006         11.351983          11.991700              0.0000
01/01/2007 to 04/27/2007         11.991700          13.228923              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.287476          15.297171        242,339.9123
01/01/2008 to 12/31/2008         15.297171           9.269262        172,029.0776
01/01/2009 to 12/31/2009          9.269262          12.450655        219,371.2700
01/01/2010 to 12/31/2010         12.450655          15.024065        188,859.8686
01/01/2011 to 12/31/2011         15.024065          13.977994        168,160.1761
01/01/2012 to 12/31/2012         13.977994          14.452926        162,175.7777
01/01/2013 to 04/26/2013         14.452926          15.651038              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         12.330450          13.671249        288,347.4815
01/01/2007 to 12/31/2007         13.671249          14.661070        181,191.0535
01/01/2008 to 12/31/2008         14.661070           8.351138        155,208.2045
01/01/2009 to 12/31/2009          8.351138          11.732152        138,554.2100
01/01/2010 to 12/31/2010         11.732152          13.452354        145,468.9307
01/01/2011 to 12/31/2011         13.452354          13.036443        122,075.6401
01/01/2012 to 12/31/2012         13.036443          15.193594        110,026.6603
01/01/2013 to 12/31/2013         15.193594          20.707934        157,219.9614
01/01/2014 to 12/31/2014         20.707934          22.133589        152,526.2287
01/01/2015 to 12/31/2015         22.133589          24.024065        140,568.2927
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2006 to 12/31/2006         13.911464          14.159703           39,135.0211
01/01/2007 to 12/31/2007         14.159703          15.231368           31,249.2727
01/01/2008 to 12/31/2008         15.231368           9.525987           29,404.3293
01/01/2009 to 12/31/2009          9.525987          12.970768           27,287.3700
01/01/2010 to 12/31/2010         12.970768          17.155450           19,354.8764
01/01/2011 to 12/31/2011         17.155450          17.093865           19,290.9924
01/01/2012 to 12/31/2012         17.093865          19.458084           18,501.6996
01/01/2013 to 12/31/2013         19.458084          27.552818           16,828.0540
01/01/2014 to 12/31/2014         27.552818          28.859903           17,090.6603
01/01/2015 to 12/31/2015         28.859903          29.043406           15,123.7297
--------------------------       ---------          ---------           -----------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         15.814957          18.651343            8,095.9737
01/01/2011 to 12/31/2011         18.651343          15.264514            6,758.6347
01/01/2012 to 12/31/2012         15.264514          15.377272            3,585.4584
01/01/2013 to 12/31/2013         15.377272          16.727253            3,077.9265
01/01/2014 to 12/31/2014         16.727253          13.336181            2,896.0062
01/01/2015 to 12/31/2015         13.336181           8.807343            3,739.1815
--------------------------       ---------          ---------           -----------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
01/01/2006 to 12/31/2006         12.695134          14.265570        1,861,949.3347
01/01/2007 to 12/31/2007         14.265570          14.630624        1,485,940.4058
01/01/2008 to 12/31/2008         14.630624           8.699080        1,318,175.6319
01/01/2009 to 12/31/2009          8.699080          11.263222        1,224,577.7000
01/01/2010 to 12/31/2010         11.263222          12.369630        1,120,293.8513
01/01/2011 to 12/31/2011         12.369630          11.641659          987,619.3230
01/01/2012 to 12/31/2012         11.641659          12.885091          857,991.0856
01/01/2013 to 12/31/2013         12.885091          16.898436          754,758.6576
01/01/2014 to 12/31/2014         16.898436          18.330797          664,359.8467
01/01/2015 to 12/31/2015         18.330797          18.411859          591,855.9892
--------------------------       ---------          ---------        --------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2006 to 12/31/2006         13.662644          15.948392           15,280.4506
01/01/2007 to 12/31/2007         15.948392          16.161662           15,645.9280
01/01/2008 to 12/31/2008         16.161662          10.929363           15,419.3632
01/01/2009 to 12/31/2009         10.929363          13.680994           13,959.8100
01/01/2010 to 12/31/2010         13.680994          15.131025           13,313.9541
01/01/2011 to 12/31/2011         15.131025          15.147205           13,121.5387
01/01/2012 to 12/31/2012         15.147205          17.747339           12,923.9836
01/01/2013 to 12/31/2013         17.747339          23.081210           10,231.5511
01/01/2014 to 12/31/2014         23.081210          25.539544           10,105.8077
01/01/2015 to 12/31/2015         25.539544          24.320655            9,927.2409

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors Variable Annuity Account One and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2015, the related statements of operations for the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2015, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2015, the results of their operations for the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 25, 2016

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2015


                                                                      AMERICAN FUNDS                                DEUTSCHE II
                                               AMERICAN FUNDS          GLOBAL SMALL         AMERICAN FUNDS         GOVERNMENT &
                                                GLOBAL GROWTH         CAPITALIZATION            GROWTH           AGENCY SECURITIES
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $       108,934,409   $        26,320,844   $        132,365,029   $           363,320
   Due from MetLife Insurance
     Company USA...........................                   --                    --                     --                    --
                                             -------------------   -------------------   --------------------   -------------------
       Total Assets........................          108,934,409            26,320,844            132,365,029               363,320
                                             -------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees............................                   45                    72                     76                    31
   Due to MetLife Insurance
     Company USA...........................                    3                     4                      2                     2
                                             -------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                   48                    76                     78                    33
                                             -------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $       108,934,361   $        26,320,768   $        132,364,951   $           363,287
                                             ===================   ===================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $       108,934,361   $        26,320,768   $        132,345,920   $           363,287
   Net assets from contracts in payout.....                   --                    --                 19,031                    --
                                             -------------------   -------------------   --------------------   -------------------
       Total Net Assets....................  $       108,934,361   $        26,320,768   $        132,364,951   $           363,287
                                             ===================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                                                   FIDELITY VIP
                                              FIDELITY VIP            GROWTH          FTVIPT TEMPLETON        INVESCO V.I.
                                              EQUITY-INCOME        OPPORTUNITIES         FOREIGN VIP      INTERNATIONAL GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         5,093,414  $            124,019  $        20,859,696   $         5,437,791
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................            5,093,414               124,019           20,859,696             5,437,791
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   77                     9                   91                   115
   Due to MetLife Insurance
     Company USA........................                    3                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   80                     9                   91                   115
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $         5,093,334  $            124,010  $        20,859,605   $         5,437,676
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,089,578  $            124,010  $        20,806,353   $         5,409,622
   Net assets from contracts in payout..                3,756                    --               53,252                28,054
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $         5,093,334  $            124,010  $        20,859,605   $         5,437,676
                                          ===================  ====================  ===================  ====================

                                                                       MIST
                                                 MIST             ALLIANZ GLOBAL        MIST AMERICAN         MIST AMERICAN
                                           AB GLOBAL DYNAMIC     INVESTORS DYNAMIC     FUNDS BALANCED         FUNDS GROWTH
                                              ALLOCATION         MULTI-ASSET PLUS        ALLOCATION            ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        31,148,749  $           330,237  $        223,038,252  $       245,750,952
   Due from MetLife Insurance
     Company USA........................                   --                    1                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           31,148,749              330,238           223,038,252          245,750,952
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  119                   32                    80                   61
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                    7
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  119                   32                    80                   68
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        31,148,630  $           330,206  $        223,038,172  $       245,750,884
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        31,148,630  $           330,206  $        223,038,172  $       245,750,884
   Net assets from contracts in payout..                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        31,148,630  $           330,206  $        223,038,172  $       245,750,884
                                          ===================  ===================  ====================  ===================


                                                                   MIST AMERICAN
                                              MIST AMERICAN       FUNDS MODERATE
                                              FUNDS GROWTH          ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        31,283,720  $        107,696,693
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................           31,283,720           107,696,693
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   95                    73
   Due to MetLife Insurance
     Company USA........................                   10                     1
                                          -------------------  --------------------
       Total Liabilities................                  105                    74
                                          -------------------  --------------------

NET ASSETS..............................  $        31,283,615  $        107,696,619
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        31,283,615  $        107,696,619
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
       Total Net Assets.................  $        31,283,615  $        107,696,619
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                   MIST BLACKROCK
                                              MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK     MIST CLARION GLOBAL
                                               RISK BALANCED         STRATEGIES           HIGH YIELD           REAL ESTATE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        10,103,609  $        59,888,895  $        14,342,557  $        33,355,600
   Due from MetLife Insurance
     Company USA..........................                    2                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           10,103,611           59,888,895           14,342,557           33,355,600
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  115                  107                  130                  215
   Due to MetLife Insurance
     Company USA..........................                   --                    1                    2                    6
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  115                  108                  132                  221
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        10,103,496  $        59,888,787  $        14,342,425  $        33,355,379
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        10,103,496  $        59,888,787  $        14,342,425  $        33,302,949
   Net assets from contracts in payout....                   --                   --                   --               52,430
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        10,103,496  $        59,888,787  $        14,342,425  $        33,355,379
                                            ===================  ===================  ===================  ===================

                                                                                          MIST HARRIS         MIST INVESCO
                                             MIST CLEARBRIDGE    MIST GOLDMAN SACHS         OAKMARK           BALANCED-RISK
                                             AGGRESSIVE GROWTH      MID CAP VALUE        INTERNATIONAL         ALLOCATION
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        94,887,175  $        15,223,888  $        60,470,945  $        15,482,063
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           94,887,175           15,223,888           60,470,945           15,482,063
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  162                  148                   98                  106
   Due to MetLife Insurance
     Company USA..........................                    1                    6                   --                    2
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  163                  154                   98                  108
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        94,887,012  $        15,223,734  $        60,470,847  $        15,481,955
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        94,811,988  $        15,214,964  $        60,440,756  $        15,481,955
   Net assets from contracts in payout....               75,024                8,770               30,091                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        94,887,012  $        15,223,734  $        60,470,847  $        15,481,955
                                            ===================  ===================  ===================  ===================


                                                MIST INVESCO         MIST INVESCO
                                                  COMSTOCK           MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       109,743,057  $       159,125,201
   Due from MetLife Insurance
     Company USA..........................                    1                   --
                                            -------------------  -------------------
       Total Assets.......................          109,743,058          159,125,201
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  142                  202
   Due to MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                  142                  202
                                            -------------------  -------------------

NET ASSETS................................  $       109,742,916  $       159,124,999
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       109,103,954  $       158,260,002
   Net assets from contracts in payout....              638,962              864,997
                                            -------------------  -------------------
       Total Net Assets...................  $       109,742,916  $       159,124,999
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                          MIST JPMORGAN
                                                MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE        MIST JPMORGAN
                                              SMALL CAP GROWTH         CORE BOND           ALLOCATION         SMALL CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        48,601,700  $        13,976,440  $        14,519,331  $         7,787,079
   Due from MetLife Insurance
     Company USA..........................                    3                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           48,601,703           13,976,440           14,519,331            7,787,079
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  135                  123                   96                  108
   Due to MetLife Insurance
     Company USA..........................                   --                   12                   --                    4
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  135                  135                   96                  112
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        48,601,568  $        13,976,305  $        14,519,235  $         7,786,967
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        48,525,498  $        13,976,305  $        14,519,235  $         7,783,714
   Net assets from contracts in payout....               76,070                   --                   --                3,253
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        48,601,568  $        13,976,305  $        14,519,235  $         7,786,967
                                            ===================  ===================  ===================  ===================

                                                                                                            MIST MET/FRANKLIN
                                            MIST LOOMIS SAYLES    MIST LORD ABBETT      MIST MET/EATON     LOW DURATION TOTAL
                                              GLOBAL MARKETS       BOND DEBENTURE     VANCE FLOATING RATE        RETURN
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        13,296,568  $       181,957,749  $         3,469,938  $        31,741,812
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           13,296,568          181,957,749            3,469,938           31,741,812
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   94                  227                  100                  102
   Due to MetLife Insurance
     Company USA..........................                   --                    1                    3                    2
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   94                  228                  103                  104
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        13,296,474  $       181,957,521  $         3,469,835  $        31,741,708
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,296,474  $       180,969,107  $         3,469,835  $        31,741,708
   Net assets from contracts in payout....                   --              988,414                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        13,296,474  $       181,957,521  $         3,469,835  $        31,741,708
                                            ===================  ===================  ===================  ===================


                                            MIST MET/TEMPLETON       MIST METLIFE
                                            INTERNATIONAL BOND   ASSET ALLOCATION 100
                                                SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  --------------------
ASSETS:
   Investments at fair value..............  $         4,753,556   $       164,241,611
   Due from MetLife Insurance
     Company USA..........................                   --                    --
                                            -------------------  --------------------
       Total Assets.......................            4,753,556           164,241,611
                                            -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   59                    79
   Due to MetLife Insurance
     Company USA..........................                    1                     3
                                            -------------------  --------------------
       Total Liabilities..................                   60                    82
                                            -------------------  --------------------

NET ASSETS................................  $         4,753,496   $       164,241,529
                                            ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         4,753,496   $       163,694,804
   Net assets from contracts in payout....                   --               546,725
                                            -------------------  --------------------
       Total Net Assets...................  $         4,753,496   $       164,241,529
                                            ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                    MIST METLIFE
                                               MIST METLIFE          MULTI-INDEX         MIST METLIFE       MIST MFS EMERGING
                                               BALANCED PLUS        TARGETED RISK       SMALL CAP VALUE      MARKETS EQUITY
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       121,397,299  $         5,960,275  $       42,345,029  $        38,672,531
   Due from MetLife Insurance
     Company USA..........................                   --                   --                  --                    5
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................          121,397,299            5,960,275          42,345,029           38,672,536
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  103                   78                 179                  176
   Due to MetLife Insurance
     Company USA..........................                    1                   --                   1                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                  104                   78                 180                  176
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $       121,397,195  $         5,960,197  $       42,344,849  $        38,672,360
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       121,397,195  $         5,960,197  $       42,289,390  $        38,529,169
   Net assets from contracts in payout....                   --                   --              55,459              143,191
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $       121,397,195  $         5,960,197  $       42,344,849  $        38,672,360
                                            ===================  ===================  ==================  ===================

                                                                                                               MIST PANAGORA
                                             MIST MFS RESEARCH   MIST MORGAN STANLEY    MIST OPPENHEIMER    GLOBAL DIVERSIFIED
                                               INTERNATIONAL       MID CAP GROWTH         GLOBAL EQUITY            RISK
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       106,874,796  $       56,830,873   $        44,037,427  $            79,981
   Due from MetLife Insurance
     Company USA..........................                    1                  --                    --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          106,874,797          56,830,873            44,037,427               79,981
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  207                 114                   121                   12
   Due to MetLife Insurance
     Company USA..........................                   --                   5                     1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  207                 119                   122                   12
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       106,874,590  $       56,830,754   $        44,037,305  $            79,969
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       106,553,060  $       56,707,842   $        43,962,123  $            79,969
   Net assets from contracts in payout....              321,530             122,912                75,182                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       106,874,590  $       56,830,754   $        44,037,305  $            79,969
                                            ===================  ===================  ===================  ===================

                                                MIST PIMCO
                                            INFLATION PROTECTED      MIST PIMCO
                                                   BOND             TOTAL RETURN
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------
ASSETS:
   Investments at fair value..............  $        83,574,047  $      408,353,646
   Due from MetLife Insurance
     Company USA..........................                   --                  --
                                            -------------------  ------------------
       Total Assets.......................           83,574,047         408,353,646
                                            -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                  165                 152
   Due to MetLife Insurance
     Company USA..........................                    2                   2
                                            -------------------  ------------------
       Total Liabilities..................                  167                 154
                                            -------------------  ------------------

NET ASSETS................................  $        83,573,880  $      408,353,492
                                            ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        83,537,349  $      407,629,292
   Net assets from contracts in payout....               36,531             724,200
                                            -------------------  ------------------
       Total Net Assets...................  $        83,573,880  $      408,353,492
                                            ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                                                    MIST PIONEER        MIST PYRAMIS         MIST PYRAMIS
                                             MIST PIONEER FUND    STRATEGIC INCOME    GOVERNMENT INCOME      MANAGED RISK
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       81,454,053  $        16,389,624  $         5,156,660  $        7,766,969
   Due from MetLife Insurance
     Company USA..........................                  --                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          81,454,053           16,389,624            5,156,660           7,766,969
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 255                  174                   90                  72
   Due to MetLife Insurance
     Company USA..........................                  10                    2                    2                   1
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 265                  176                   92                  73
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       81,453,788  $        16,389,448  $         5,156,568  $        7,766,896
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       81,010,161  $        16,389,448  $         5,156,568  $        7,766,896
   Net assets from contracts in payout....             443,627                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       81,453,788  $        16,389,448  $         5,156,568  $        7,766,896
                                            ==================  ===================  ===================  ==================

                                              MIST SCHRODERS
                                                  GLOBAL          MIST SSGA GROWTH        MIST SSGA       MIST T. ROWE PRICE
                                                MULTI-ASSET        AND INCOME ETF        GROWTH ETF         LARGE CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         8,392,277  $      142,277,871  $        47,115,651  $       535,759,022
   Due from MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................            8,392,277         142,277,871           47,115,651          535,759,022
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  115                  92                   81                  179
   Due to MetLife Insurance
     Company USA..........................                    2                   1                    5                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  117                  93                   86                  179
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $         8,392,160  $      142,277,778  $        47,115,565  $       535,758,843
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         8,392,160  $      142,277,778  $        47,115,565  $       531,321,045
   Net assets from contracts in payout....                   --                  --                   --            4,437,798
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $         8,392,160  $      142,277,778  $        47,115,565  $       535,758,843
                                            ===================  ==================  ===================  ===================


                                            MIST T. ROWE PRICE        MIST WMC
                                              MID CAP GROWTH     LARGE CAP RESEARCH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       75,659,194  $         7,612,643
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................          75,659,194            7,612,643
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 171                   48
   Due to MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Liabilities..................                 171                   48
                                            ------------------  -------------------

NET ASSETS................................  $       75,659,023  $         7,612,595
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       75,590,199  $         7,612,595
   Net assets from contracts in payout....              68,824                   --
                                            ------------------  -------------------
       Total Net Assets...................  $       75,659,023  $         7,612,595
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                             MSF BAILLIE GIFFORD      MSF BARCLAYS          MSF BLACKROCK        MSF BLACKROCK
                                             INTERNATIONAL STOCK  AGGREGATE BOND INDEX       BOND INCOME     CAPITAL APPRECIATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $        15,812,570   $         5,532,748   $        93,001,842  $        10,853,143
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                   --
                                            --------------------  --------------------  -------------------  --------------------
       Total Assets.......................           15,812,570             5,532,748            93,001,842           10,853,143
                                            --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                  123                   136                   106                  106
   Due to MetLife Insurance
     Company USA..........................                    1                     4                     2                    8
                                            --------------------  --------------------  -------------------  --------------------
       Total Liabilities..................                  124                   140                   108                  114
                                            --------------------  --------------------  -------------------  --------------------

NET ASSETS................................  $        15,812,446   $         5,532,608   $        93,001,734  $        10,853,029
                                            ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        15,812,446   $         5,532,608   $        92,960,913  $        10,835,649
   Net assets from contracts in payout....                   --                    --                40,821               17,380
                                            --------------------  --------------------  -------------------  --------------------
       Total Net Assets...................  $        15,812,446   $         5,532,608   $        93,001,734  $        10,853,029
                                            ====================  ====================  ===================  ====================


                                               MSF BLACKROCK        MSF FRONTIER         MSF JENNISON       MSF LOOMIS SAYLES
                                               MONEY MARKET        MID CAP GROWTH           GROWTH          SMALL CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        72,198,078  $         8,635,480  $       129,659,835  $        14,739,271
   Due from MetLife Insurance
     Company USA..........................                   56                    2                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           72,198,134            8,635,482          129,659,836           14,739,271
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  153                  170                  178                   99
   Due to MetLife Insurance
     Company USA..........................                   --                   --                   --                    3
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  153                  170                  178                  102
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        72,197,981  $         8,635,312  $       129,659,658  $        14,739,169
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        71,712,306  $         8,626,133  $       129,361,867  $        14,734,599
   Net assets from contracts in payout....              485,675                9,179              297,791                4,570
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        72,197,981  $         8,635,312  $       129,659,658  $        14,739,169
                                            ===================  ===================  ===================  ===================

                                                                 MSF MET/DIMENSIONAL
                                              MSF MET/ARTISAN    INTERNATIONAL SMALL
                                               MID CAP VALUE           COMPANY
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        32,306,758  $         3,794,828
   Due from MetLife Insurance
     Company USA..........................                    2                   --
                                            -------------------  -------------------
       Total Assets.......................           32,306,760            3,794,828
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  113                  168
   Due to MetLife Insurance
     Company USA..........................                   --                    2
                                            -------------------  -------------------
       Total Liabilities..................                  113                  170
                                            -------------------  -------------------

NET ASSETS................................  $        32,306,647  $         3,794,658
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        32,268,838  $         3,794,658
   Net assets from contracts in payout....               37,809                   --
                                            -------------------  -------------------
       Total Net Assets...................  $        32,306,647  $         3,794,658
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                 MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                             ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............  $         9,970,914   $     1,102,776,907   $     2,423,700,515   $     1,583,647,008
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................            9,970,914         1,102,776,907         2,423,700,515         1,583,647,008
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   47                    70                    84                    67
   Due to MetLife Insurance
     Company USA..........................                    1                     1                    --                     2
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                   48                    71                    84                    69
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................  $         9,970,866   $     1,102,776,836   $     2,423,700,431   $     1,583,646,939
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         9,970,866   $     1,102,615,321   $     2,423,180,897   $     1,582,762,277
   Net assets from contracts in payout....                   --               161,515               519,534               884,662
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................  $         9,970,866   $     1,102,776,836   $     2,423,700,431   $     1,583,646,939
                                            ====================  ====================  ====================  ====================

                                                MSF METLIFE          MSF METLIFE            MSF MFS
                                            MID CAP STOCK INDEX      STOCK INDEX         TOTAL RETURN          MSF MFS VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         5,875,974  $        41,518,696  $        89,837,586  $       172,254,627
   Due from MetLife Insurance
     Company USA..........................                    1                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            5,875,975           41,518,696           89,837,586          172,254,627
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   80                   71                  115                  139
   Due to MetLife Insurance
     Company USA..........................                   --                    1                    2                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   80                   72                  117                  139
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         5,875,895  $        41,518,624  $        89,837,469  $       172,254,488
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,875,895  $        41,486,957  $        89,665,502  $       172,209,627
   Net assets from contracts in payout....                   --               31,667              171,967               44,861
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         5,875,895  $        41,518,624  $        89,837,469  $       172,254,488
                                            ===================  ===================  ===================  ===================

                                                  MSF MSCI          MSF NEUBERGER
                                                 EAFE INDEX        BERMAN GENESIS
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         2,544,884  $        40,330,340
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................            2,544,884           40,330,340
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   76                  184
   Due to MetLife Insurance
     Company USA..........................                    2                    2
                                            -------------------  -------------------
       Total Liabilities..................                   78                  186
                                            -------------------  -------------------

NET ASSETS................................  $         2,544,806  $        40,330,154
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         2,544,806  $        40,262,214
   Net assets from contracts in payout....                   --               67,940
                                            -------------------  -------------------
       Total Net Assets...................  $         2,544,806  $        40,330,154
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                              MSF RUSSELL 2000     MSF T. ROWE PRICE    MSF T. ROWE PRICE   MSF VAN ECK GLOBAL
                                                    INDEX          LARGE CAP GROWTH     SMALL CAP GROWTH     NATURAL RESOURCES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         4,560,778  $        63,119,630  $        11,168,070  $         3,455,513
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                    1
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            4,560,778           63,119,630           11,168,070            3,455,514
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   76                  136                  122                   59
   Due to MetLife Insurance
     Company USA..........................                   --                    3                    2                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   76                  139                  124                   59
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         4,560,702  $        63,119,491  $        11,167,946  $         3,455,455
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         4,560,702  $        62,876,779  $        11,165,281  $         3,455,455
   Net assets from contracts in payout....                   --              242,712                2,665                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         4,560,702  $        63,119,491  $        11,167,946  $         3,455,455
                                            ===================  ===================  ===================  ===================

                                              MSF WESTERN ASSET    MSF WESTERN ASSET      MSF WMC CORE
                                            MANAGEMENT STRATEGIC      MANAGEMENT             EQUITY              PIMCO VIT
                                             BOND OPPORTUNITIES     U.S. GOVERNMENT       OPPORTUNITIES         HIGH YIELD
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............   $         6,971,600  $         5,874,025  $       186,920,581  $        5,486,299
   Due from MetLife Insurance
     Company USA..........................                    --                   --                   --                  --
                                            --------------------  -------------------  -------------------  ------------------
       Total Assets.......................             6,971,600            5,874,025          186,920,581           5,486,299
                                            --------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                    56                   95                  154                  66
   Due to MetLife Insurance
     Company USA..........................                    --                    4                   --                   1
                                            --------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                    56                   99                  154                  67
                                            --------------------  -------------------  -------------------  ------------------

NET ASSETS................................   $         6,971,544  $         5,873,926  $       186,920,427  $        5,486,232
                                            ====================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         6,966,652  $         5,839,577  $       186,483,340  $        5,486,130
   Net assets from contracts in payout....                 4,892               34,349              437,087                 102
                                            --------------------  -------------------  -------------------  ------------------
       Total Net Assets...................   $         6,971,544  $         5,873,926  $       186,920,427  $        5,486,232
                                            ====================  ===================  ===================  ==================


                                                 PIMCO VIT            PUTNAM VT
                                               LOW DURATION         EQUITY INCOME
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $        8,388,779  $        20,986,191
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................           8,388,779           20,986,191
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  52                  127
   Due to MetLife Insurance
     Company USA..........................                  --                    4
                                            ------------------  -------------------
       Total Liabilities..................                  52                  131
                                            ------------------  -------------------

NET ASSETS................................  $        8,388,727  $        20,986,060
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        8,388,727  $        20,924,876
   Net assets from contracts in payout....                  --               61,184
                                            ------------------  -------------------
       Total Net Assets...................  $        8,388,727  $        20,986,060
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2015


                                                PUTNAM VT        RUSSELL AGGRESSIVE                          RUSSELL GLOBAL REAL
                                            MULTI-CAP GROWTH           EQUITY           RUSSELL CORE BOND     ESTATE SECURITIES
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,949,637  $          1,208,087  $          5,832,719  $            871,494
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             1,949,637             1,208,087             5,832,719               871,494
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    47                    19                    13                     9
   Due to MetLife Insurance
     Company USA........................                     3                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    50                    19                    13                     9
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          1,949,587  $          1,208,068  $          5,832,706  $            871,485
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,909,899  $          1,197,395  $          5,829,478  $            870,749
   Net assets from contracts in payout..                39,688                10,673                 3,228                   736
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          1,949,587  $          1,208,068  $          5,832,706  $            871,485
                                          ====================  ====================  ====================  ====================

                                           RUSSELL MULTI-STYLE
                                                 EQUITY          RUSSELL NON-U.S.
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          7,171,541  $         2,661,476
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Assets....................             7,171,541            2,661,476
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    16                   16
   Due to MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                    16                   16
                                          --------------------  -------------------

NET ASSETS..............................  $          7,171,525  $         2,661,460
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          7,106,131  $         2,660,580
   Net assets from contracts in payout..                65,394                  880
                                          --------------------  -------------------
        Total Net Assets................  $          7,171,525  $         2,661,460
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                     AMERICAN FUNDS                              DEUTSCHE II
                                               AMERICAN FUNDS         GLOBAL SMALL       AMERICAN FUNDS         GOVERNMENT &
                                                GLOBAL GROWTH        CAPITALIZATION          GROWTH           AGENCY SECURITIES
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,132,462  $                --  $           809,191  $             11,199
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              720,566              181,172              882,374                 4,800
      Administrative charges...............              287,745               70,661              346,861                   784
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            1,008,311              251,833            1,229,235                 5,584
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....              124,151            (251,833)            (420,044)                 5,615
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,958,691            2,136,068           28,512,738                    --
      Realized gains (losses) on sale of
        investments........................            4,552,184            1,582,172            7,651,556               (4,002)
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....           15,510,875            3,718,240           36,164,294               (4,002)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,489,794)          (3,302,017)         (27,406,523)               (7,376)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            7,021,081              416,223            8,757,771              (11,378)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,145,232  $           164,390  $         8,337,727  $            (5,763)
                                             ===================  ===================  ===================  ====================


                                                                      FIDELITY VIP
                                                 FIDELITY VIP            GROWTH           FTVIPT TEMPLETON        INVESCO V.I.
                                                 EQUITY-INCOME        OPPORTUNITIES          FOREIGN VIP      INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            161,103  $               227  $            756,360  $            78,789
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                73,202                1,639               284,629               72,325
      Administrative charges...............                13,694                  195                53,421               13,283
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................                86,896                1,834               338,050               85,608
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....                74,207              (1,607)               418,310              (6,819)
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               572,050               12,509               758,440                   --
      Realized gains (losses) on sale of
        investments........................                   287               10,230               159,445              201,575
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....               572,337               22,739               917,885              201,575
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (980,356)             (15,623)           (3,038,582)            (423,741)
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (408,019)                7,116           (2,120,697)            (222,166)
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (333,812)  $             5,509  $        (1,702,387)  $         (228,985)
                                             ====================  ===================  ====================  ====================

                                                                       MIST ALLIANZ
                                                     MIST            GLOBAL INVESTORS
                                               AB GLOBAL DYNAMIC          DYNAMIC
                                                  ALLOCATION         MULTI-ASSET PLUS
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,073,001  $             3,371
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               231,528                2,368
      Administrative charges...............                81,516                  530
                                             --------------------  -------------------
        Total expenses.....................               313,044                2,898
                                             --------------------  -------------------
           Net investment income (loss)....               759,957                  473
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,143,450                  431
      Realized gains (losses) on sale of
        investments........................               333,516                  417
                                             --------------------  -------------------
           Net realized gains (losses).....             1,476,966                  848
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,340,575)             (10,137)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (863,609)              (9,289)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (103,652)  $           (8,816)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                 MIST AMERICAN        MIST AMERICAN                             MIST AMERICAN
                                                FUNDS BALANCED        FUNDS GROWTH         MIST AMERICAN       FUNDS MODERATE
                                                  ALLOCATION           ALLOCATION          FUNDS GROWTH          ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,414,221  $         3,393,276  $           268,181  $         1,705,078
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,268,782            3,465,442              424,197            1,535,033
      Administrative charges...............              607,203              649,592               78,706              287,827
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,875,985            4,115,034              502,903            1,822,860
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (461,764)            (721,758)            (234,722)            (117,782)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,848,251           16,646,724            2,747,106            5,018,110
      Realized gains (losses) on sale of
        investments........................            5,413,451            4,462,283            1,574,415            2,110,856
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           18,261,702           21,109,007            4,321,521            7,128,966
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (22,906,700)         (25,824,081)          (2,632,112)          (9,425,742)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (4,644,998)          (4,715,074)            1,689,409          (2,296,776)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,106,762)  $       (5,436,832)  $         1,454,687  $       (2,414,558)
                                             ===================  ===================  ===================  ===================

                                                                    MIST BLACKROCK
                                               MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK     MIST CLARION GLOBAL
                                                RISK BALANCED         STRATEGIES           HIGH YIELD           REAL ESTATE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           688,192  $           992,710  $         1,253,742  $         1,409,594
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              140,862              540,796              186,233              462,428
      Administrative charges...............               30,446              159,611               39,454               88,565
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              171,308              700,407              225,687              550,993
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              516,884              292,303            1,028,055              858,601
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,232,669            2,579,892              143,840                   --
      Realized gains (losses) on sale of
        investments........................            (463,127)              360,364            (111,421)               82,390
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              769,542            2,940,256               32,419               82,390
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,608,635)          (3,932,402)          (1,881,764)          (1,957,248)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (1,839,093)            (992,146)          (1,849,345)          (1,874,858)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,322,209)  $         (699,843)  $         (821,290)  $       (1,016,257)
                                             ===================  ===================  ===================  ===================


                                              MIST CLEARBRIDGE    MIST GOLDMAN SACHS
                                              AGGRESSIVE GROWTH      MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          249,328  $           114,961
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,419,185              257,721
      Administrative charges...............             262,068               43,971
                                             ------------------  -------------------
        Total expenses.....................           1,681,253              301,692
                                             ------------------  -------------------
          Net investment income (loss).....         (1,431,925)            (186,731)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --            4,477,893
      Realized gains (losses) on sale of
        investments........................          10,152,033                7,688
                                             ------------------  -------------------
          Net realized gains (losses)......          10,152,033            4,485,581
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (13,714,102)          (6,186,086)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................         (3,562,069)          (1,700,505)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (4,993,994)  $       (1,887,236)
                                             ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                  MIST HARRIS        MIST INVESCO
                                                    OAKMARK          BALANCED-RISK        MIST INVESCO         MIST INVESCO
                                                 INTERNATIONAL        ALLOCATION            COMSTOCK           MID CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,049,094  $           495,584  $         3,421,085  $           930,862
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              966,589              196,889              980,466            1,814,176
      Administrative charges...............              165,217               43,897              295,603              438,204
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,131,806              240,786            1,276,069            2,252,380
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              917,288              254,798            2,145,016          (1,321,518)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            6,371,668            1,271,499            3,974,609            9,073,789
      Realized gains (losses) on sale of
        investments........................              248,332            (228,985)            4,507,895            1,925,876
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            6,620,000            1,042,514            8,482,504           10,999,665
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (11,956,046)          (2,257,546)         (18,790,416)         (27,149,279)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (5,336,046)          (1,215,032)         (10,307,912)         (16,149,614)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,418,758)  $         (960,234)  $       (8,162,896)  $      (17,471,132)
                                             ===================  ===================  ===================  ===================

                                                                                          MIST JPMORGAN
                                                 MIST INVESCO        MIST JPMORGAN        GLOBAL ACTIVE        MIST JPMORGAN
                                               SMALL CAP GROWTH        CORE BOND           ALLOCATION         SMALL CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             4,139  $           336,896  $           359,106  $            97,735
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              733,703              190,604              117,118               56,135
      Administrative charges...............              130,818               36,221               32,953               21,591
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              864,521              226,825              150,071               77,726
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (860,382)              110,071              209,035               20,009
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           13,382,547                   --              622,450              759,292
      Realized gains (losses) on sale of
        investments........................            1,180,860             (20,325)               90,706              244,299
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           14,563,407             (20,325)              713,156            1,003,591
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (15,223,519)            (244,053)            (941,025)          (1,733,773)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (660,112)            (264,378)            (227,869)            (730,182)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,520,494)  $         (154,307)  $          (18,834)  $         (710,173)
                                             ===================  ===================  ===================  ===================


                                             MIST LOOMIS SAYLES    MIST LORD ABBETT
                                               GLOBAL MARKETS       BOND DEBENTURE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           225,917  $       11,173,546
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              200,209           2,168,071
      Administrative charges...............               36,005             475,318
                                             -------------------  ------------------
        Total expenses.....................              236,214           2,643,389
                                             -------------------  ------------------
          Net investment income (loss).....             (10,297)           8,530,157
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           8,201,306
      Realized gains (losses) on sale of
        investments........................              581,450           1,105,868
                                             -------------------  ------------------
          Net realized gains (losses)......              581,450           9,307,174
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (601,820)        (23,841,976)
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (20,370)        (14,534,802)
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (30,667)  $      (6,004,645)
                                             ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                   MIST MET/FRANKLIN
                                               MIST MET/EATON     LOW DURATION TOTAL    MIST MET/TEMPLETON      MIST METLIFE
                                             VANCE FLOATING RATE        RETURN          INTERNATIONAL BOND  ASSET ALLOCATION 100
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           136,065  $           964,452  $           410,117  $         2,345,737
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               54,840              276,971               34,565            2,319,539
      Administrative charges...............                9,558               79,603               12,607              451,975
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               64,398              356,574               47,172            2,771,514
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....               71,667              607,878              362,945            (425,777)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                9,114           13,664,236
      Realized gains (losses) on sale of
        investments........................             (17,116)             (70,878)             (63,336)            8,094,724
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......             (17,116)             (70,878)             (54,222)           21,758,960
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (139,911)          (1,098,466)            (566,976)         (26,915,063)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (157,027)          (1,169,344)            (621,198)          (5,156,103)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (85,360)  $         (561,466)  $         (258,253)  $       (5,581,880)
                                             ===================  ===================  ===================  ====================

                                                                      MIST METLIFE
                                                MIST METLIFE           MULTI-INDEX         MIST METLIFE       MIST MFS EMERGING
                                                BALANCED PLUS         TARGETED RISK       SMALL CAP VALUE      MARKETS EQUITY
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,726,628  $            49,190  $            48,001  $            837,595
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              952,708               44,909              665,814               494,447
      Administrative charges...............              322,752               10,160              116,783               111,509
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            1,275,460               55,069              782,597               605,956
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....            1,451,168              (5,879)            (734,596)               231,639
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,674,952              108,990           17,147,169                    --
      Realized gains (losses) on sale of
        investments........................              586,769              (5,013)              950,655             (930,825)
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            8,261,721              103,977           18,097,824             (930,825)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (16,176,229)            (344,708)         (20,653,906)           (6,343,880)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (7,914,508)            (240,731)          (2,556,082)           (7,274,705)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (6,463,340)  $         (246,610)  $       (3,290,678)  $        (7,043,066)
                                             ===================  ===================  ===================  ====================


                                              MIST MFS RESEARCH   MIST MORGAN STANLEY
                                                INTERNATIONAL       MID CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,308,088  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,323,604              522,357
      Administrative charges...............              276,060              149,325
                                             -------------------  -------------------
        Total expenses.....................            1,599,664              671,682
                                             -------------------  -------------------
          Net investment income (loss).....            1,708,424            (671,682)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................             (71,912)            3,341,844
                                             -------------------  -------------------
          Net realized gains (losses)......             (71,912)            3,341,844
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,520,574)          (6,186,636)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (4,592,486)          (2,844,792)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,884,062)  $       (3,516,474)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                    MIST PANAGORA         MIST PIMCO
                                              MIST OPPENHEIMER   GLOBAL DIVERSIFIED   INFLATION PROTECTED       MIST PIMCO
                                                GLOBAL EQUITY           RISK                 BOND              TOTAL RETURN
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          446,293  $               474  $        4,489,883   $        23,277,877
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             308,658                1,228             932,319             4,124,479
      Administrative charges...............             115,624                  232             227,900             1,070,973
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................             424,282                1,460           1,160,219             5,195,452
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              22,011                (986)           3,329,664            18,082,425
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           1,039,953                  615                  --             5,321,588
      Realized gains (losses) on sale of
        investments........................           1,357,468                  550         (1,348,727)             (576,586)
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           2,397,421                1,165         (1,348,727)             4,745,002
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (800,835)              (5,752)         (5,893,578)          (27,502,181)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           1,596,586              (4,587)         (7,242,305)          (22,757,179)
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        1,618,597  $           (5,573)  $      (3,912,641)   $       (4,674,754)
                                             ==================  ===================  ===================  ===================


                                                                    MIST PIONEER         MIST PYRAMIS          MIST PYRAMIS
                                              MIST PIONEER FUND   STRATEGIC INCOME     GOVERNMENT INCOME       MANAGED RISK
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        1,078,673  $           858,883  $           110,988  $            53,107
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             866,835              177,688               36,258               91,733
      Administrative charges...............             196,358               42,844               12,553               17,590
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................           1,063,193              220,532               48,811              109,323
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              15,480              638,351               62,177             (56,216)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           8,234,842              169,790                   --              267,344
      Realized gains (losses) on sale of
        investments........................           2,276,602              (9,146)             (14,721)               41,881
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          10,511,444              160,644             (14,721)              309,225
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (11,457,384)          (1,233,077)             (81,937)            (533,900)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (945,940)          (1,072,433)             (96,658)            (224,675)
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (930,460)  $         (434,082)  $          (34,481)  $         (280,891)
                                             ==================  ===================  ===================  ===================

                                                MIST SCHRODERS
                                                    GLOBAL         MIST SSGA GROWTH
                                                  MULTI-ASSET       AND INCOME ETF
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $            98,335  $        3,548,673
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              101,320           1,429,878
      Administrative charges...............               23,857             385,841
                                             -------------------  ------------------
        Total expenses.....................              125,177           1,815,719
                                             -------------------  ------------------
          Net investment income (loss).....             (26,842)           1,732,954
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              295,006           8,651,420
      Realized gains (losses) on sale of
        investments........................              150,311           1,705,680
                                             -------------------  ------------------
          Net realized gains (losses)......              445,317          10,357,100
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (624,778)        (16,607,219)
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (179,461)         (6,250,119)
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (206,303)  $      (4,517,165)
                                             ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                   MIST SSGA       MIST T. ROWE PRICE   MIST T. ROWE PRICE        MIST WMC
                                                  GROWTH ETF         LARGE CAP VALUE      MID CAP GROWTH     LARGE CAP RESEARCH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,064,083  $         9,277,026  $                --  $            57,344
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              640,736            6,542,006            1,098,376               49,910
      Administrative charges...............              132,358            1,250,389              202,259               19,682
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              773,094            7,792,395            1,300,635               69,592
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              290,989            1,484,631          (1,300,635)             (12,248)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,906,252            1,226,952           13,052,722              576,687
      Realized gains (losses) on sale of
        investments........................            1,127,735           26,842,868            3,634,469              372,176
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            4,033,987           28,069,820           16,687,191              948,863
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (6,091,015)         (57,695,793)         (11,174,819)            (656,615)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (2,057,028)         (29,625,973)            5,512,372              292,248
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,766,039)  $      (28,141,342)  $         4,211,737  $           280,000
                                             ===================  ===================  ===================  ===================


                                             MSF BAILLIE GIFFORD      MSF BARCLAYS         MSF BLACKROCK         MSF BLACKROCK
                                             INTERNATIONAL STOCK  AGGREGATE BOND INDEX      BOND INCOME      CAPITAL APPRECIATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           255,036   $           147,050  $         3,571,396   $                --
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              226,001                57,245              692,899               111,895
      Administrative charges...............               43,859                13,335              235,672                23,835
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................              269,860                70,580              928,571               135,730
                                             -------------------  --------------------  -------------------  --------------------
          Net investment income (loss).....             (14,824)                76,470            2,642,825             (135,730)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --            1,110,534             1,877,458
      Realized gains (losses) on sale of
        investments........................              135,336              (34,729)               95,662               576,568
                                             -------------------  --------------------  -------------------  --------------------
          Net realized gains (losses)......              135,336              (34,729)            1,206,196             2,454,026
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (638,789)             (124,014)          (4,403,494)           (1,762,943)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (503,453)             (158,743)          (3,197,298)               691,083
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (518,277)   $          (82,273)  $         (554,473)   $           555,353
                                             ===================  ====================  ===================  ====================


                                                MSF BLACKROCK        MSF FRONTIER
                                                MONEY MARKET        MID CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               146  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,029,145              136,417
      Administrative charges...............              188,318               23,577
                                             -------------------  -------------------
        Total expenses.....................            1,217,463              159,994
                                             -------------------  -------------------
          Net investment income (loss).....          (1,217,317)            (159,994)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            1,286,196
      Realized gains (losses) on sale of
        investments........................                   --              266,638
                                             -------------------  -------------------
          Net realized gains (losses)......                   --            1,552,834
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                   --          (1,239,946)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                   --              312,888
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,217,317)  $           152,894
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                             MSF MET/DIMENSIONAL
                                                 MSF JENNISON      MSF LOOMIS SAYLES      MSF MET/ARTISAN    INTERNATIONAL SMALL
                                                    GROWTH         SMALL CAP GROWTH        MID CAP VALUE           COMPANY
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            44,548  $                --  $           347,464  $             61,812
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,745,169              145,257              548,790                42,905
      Administrative charges...............              326,240               40,108               93,981                 9,251
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            2,071,409              185,365              642,771                52,156
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....          (2,026,861)            (185,365)            (295,307)                 9,656
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           20,478,655            2,251,732            4,817,800               599,133
      Realized gains (losses) on sale of
        investments........................            5,518,560              655,755              610,852              (14,790)
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....           25,997,215            2,907,487            5,428,652               584,343
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (12,219,984)          (2,568,831)          (9,277,590)             (462,164)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           13,777,231              338,656          (3,848,938)               122,179
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        11,750,370  $           153,291  $       (4,144,245)  $            131,835
                                             ===================  ===================  ===================  ====================


                                                  MSF METLIFE          MSF METLIFE          MSF METLIFE           MSF METLIFE
                                              ASSET ALLOCATION 20  ASSET ALLOCATION 40  ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            220,889  $         3,285,786  $        13,938,884  $          5,712,627
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               121,708           12,426,682           25,086,719            20,447,172
      Administrative charges...............                24,239            2,987,450            6,505,622             4,306,261
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               145,947           15,414,132           31,592,341            24,753,433
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                74,942         (12,128,346)         (17,653,457)          (19,040,806)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               331,791           65,997,364          167,648,495            77,920,226
      Realized gains (losses) on sale of
        investments........................             (111,017)            3,035,165            4,740,797             8,059,686
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               220,774           69,032,529          172,389,292            85,979,912
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (552,762)         (82,639,516)        (214,455,687)         (115,790,343)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (331,988)         (13,606,987)         (42,066,395)          (29,810,431)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (257,046)  $      (25,735,333)  $      (59,719,852)  $       (48,851,237)
                                             ====================  ===================  ===================  ====================


                                                 MSF METLIFE           MSF METLIFE
                                             MID CAP STOCK INDEX       STOCK INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            50,102  $           695,486
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               85,461              632,603
      Administrative charges...............               14,168              111,023
                                             -------------------  -------------------
        Total expenses.....................               99,629              743,626
                                             -------------------  -------------------
           Net investment income (loss)....             (49,527)             (48,140)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              362,572            1,958,814
      Realized gains (losses) on sale of
        investments........................              154,640            1,808,877
                                             -------------------  -------------------
           Net realized gains (losses).....              517,212            3,767,691
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (728,658)          (4,076,282)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (211,446)            (308,591)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (260,973)  $         (356,731)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                   MSF MFS                                  MSF MSCI           MSF NEUBERGER
                                                TOTAL RETURN         MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,318,069  $         4,521,760  $           103,106  $           101,165
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              698,900            1,284,273               38,074              513,063
      Administrative charges...............              237,034              456,644                7,269               98,080
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              935,934            1,740,917               45,343              611,143
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,382,135            2,780,843               57,763            (509,978)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           28,681,162                   --                   --
      Realized gains (losses) on sale of
        investments........................            2,715,546            3,291,585             (36,555)            1,420,840
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            2,715,546           31,972,747             (36,555)            1,420,840
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,286,462)         (36,871,830)            (171,688)          (1,181,992)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (2,570,916)          (4,899,083)            (208,243)              238,848
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,188,781)  $       (2,118,240)  $         (150,480)  $         (271,130)
                                             ===================  ===================  ===================  ===================


                                              MSF RUSSELL 2000     MSF T. ROWE PRICE    MSF T. ROWE PRICE   MSF VAN ECK GLOBAL
                                                    INDEX          LARGE CAP GROWTH     SMALL CAP GROWTH     NATURAL RESOURCES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            48,974  $            12,040  $             5,822  $             8,786
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               75,088              839,284              144,126               30,412
      Administrative charges...............               12,878              156,204               25,358               10,322
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               87,966              995,488              169,484               40,734
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (38,992)            (983,448)            (163,662)             (31,948)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              300,839           11,597,137            1,055,194                   --
      Realized gains (losses) on sale of
        investments........................              117,315            3,714,477              437,448            (212,002)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              418,154           15,311,614            1,492,642            (212,002)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (702,482)          (8,590,497)          (1,166,465)          (1,290,643)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (284,328)            6,721,117              326,177          (1,502,645)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (323,320)  $         5,737,669  $           162,515  $       (1,534,593)
                                             ===================  ===================  ===================  ===================

                                               MSF WESTERN ASSET     MSF WESTERN ASSET
                                             MANAGEMENT STRATEGIC       MANAGEMENT
                                              BOND OPPORTUNITIES      U.S. GOVERNMENT
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $          347,734   $           121,398
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               90,369                84,133
      Administrative charges...............               17,598                15,036
                                             --------------------  -------------------
        Total expenses.....................              107,967                99,169
                                             --------------------  -------------------
          Net investment income (loss).....              239,767                22,229
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................                2,451               (3,602)
                                             --------------------  -------------------
          Net realized gains (losses)......                2,451               (3,602)
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (495,378)              (97,195)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (492,927)             (100,797)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        (253,160)   $          (78,568)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                 MSF WMC CORE
                                                    EQUITY              PIMCO VIT            PIMCO VIT             PUTNAM VT
                                                 OPPORTUNITIES         HIGH YIELD          LOW DURATION          EQUITY INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,286,352  $            327,648  $           297,049  $           390,653
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,323,849                75,761              112,300              185,310
      Administrative charges...............              497,150                15,540               21,343               56,917
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            2,820,999                91,301              133,643              242,227
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....              465,353               236,347              163,406              148,426
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           69,494,266                90,044                   --                   --
      Realized gains (losses) on sale of
        investments........................            4,634,423                27,454               19,873            1,440,347
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....           74,128,689               117,498               19,873            1,440,347
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (73,030,836)             (527,273)            (289,348)          (2,473,149)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,097,853             (409,775)            (269,475)          (1,032,802)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,563,206  $          (173,428)  $         (106,069)  $         (884,376)
                                             ===================  ====================  ===================  ===================


                                                   PUTNAM VT       RUSSELL AGGRESSIVE                         RUSSELL GLOBAL REAL
                                               MULTI-CAP GROWTH          EQUITY          RUSSELL CORE BOND     ESTATE SECURITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            14,626  $              9,456  $           146,701  $            15,208
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               26,381                17,725               77,941               11,882
      Administrative charges...............                3,573                 2,123                9,350                1,423
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................               29,954                19,848               87,291               13,305
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....             (15,328)              (10,392)               59,410                1,903
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               24,499               122,886               71,035               41,544
      Realized gains (losses) on sale of
        investments........................              118,390                30,460               18,902               10,660
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....              142,889               153,346               89,937               52,204
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (155,616)             (252,603)            (241,848)             (59,973)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (12,727)              (99,257)            (151,911)              (7,769)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (28,055)  $          (109,649)  $          (92,501)  $           (5,866)
                                             ===================  ====================  ===================  ====================


                                              RUSSELL MULTI-STYLE
                                                    EQUITY          RUSSELL NON-U.S.
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             65,870  $            35,203
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                99,579               37,527
      Administrative charges...............                11,946                4,501
                                             --------------------  -------------------
        Total expenses.....................               111,525               42,028
                                             --------------------  -------------------
           Net investment income (loss)....              (45,655)              (6,825)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               642,326                   --
      Realized gains (losses) on sale of
        investments........................               275,551               38,329
                                             --------------------  -------------------
           Net realized gains (losses).....               917,877               38,329
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (871,781)             (84,770)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                46,096             (46,441)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $                441  $          (53,266)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                    AMERICAN FUNDS
                                        AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         124,151  $        321,245  $       (251,833)  $      (222,858)
   Net realized gains (losses).....         15,510,875        15,396,186          3,718,240         1,146,639
   Change in unrealized gains
     (losses) on investments.......        (8,489,794)      (14,053,067)        (3,302,017)         (528,776)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          7,145,232         1,664,364            164,390           395,005
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            690,086         1,163,562            258,325           274,800
   Net transfers (including fixed
     account)......................        (4,761,138)            11,486          (259,899)           559,083
   Contract charges................        (1,029,063)         (940,178)          (251,871)         (237,153)
   Transfers for contract benefits
     and terminations..............        (9,106,037)       (8,833,811)        (2,253,951)       (2,004,973)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (14,206,152)       (8,598,941)        (2,507,396)       (1,408,243)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (7,060,920)       (6,934,577)        (2,343,006)       (1,013,238)
NET ASSETS:
   Beginning of year...............        115,995,281       122,929,858         28,663,774        29,677,012
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     108,934,361  $    115,995,281  $      26,320,768  $     28,663,774
                                     =================  ================  =================  ================

                                                                               DEUTSCHE II GOVERNMENT &
                                           AMERICAN FUNDS GROWTH                   AGENCY SECURITIES
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015              2014               2015               2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (420,044)  $       (149,058)  $          5,615  $           4,028
   Net realized gains (losses).....        36,164,294         15,135,825           (4,002)            (4,303)
   Change in unrealized gains
     (losses) on investments.......      (27,406,523)        (4,495,305)           (7,376)             17,537
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         8,337,727         10,491,462           (5,763)             17,262
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           934,418          1,341,949               499                509
   Net transfers (including fixed
     account)......................       (6,516,179)        (4,521,216)             4,971           (20,436)
   Contract charges................       (1,207,460)        (1,118,135)             (617)              (610)
   Transfers for contract benefits
     and terminations..............      (11,675,207)       (11,635,163)          (41,859)           (72,681)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (18,464,428)       (15,932,565)          (37,006)           (93,218)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (10,126,701)        (5,441,103)          (42,769)           (75,956)
NET ASSETS:
   Beginning of year...............       142,491,652        147,932,755           406,056            482,012
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    132,364,951  $     142,491,652  $        363,287  $         406,056
                                     ================  =================  ================  =================


                                         FIDELITY VIP EQUITY-INCOME        FIDELITY VIP GROWTH OPPORTUNITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015               2014              2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         74,207  $          74,386  $        (1,607)  $        (1,508)
   Net realized gains (losses).....           572,337            178,535            22,739             2,435
   Change in unrealized gains
     (losses) on investments.......         (980,356)            161,627          (15,623)            12,219
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (333,812)            414,548             5,509            13,146
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            14,715             10,714                --             2,500
   Net transfers (including fixed
     account)......................         (175,095)            444,146             (464)             (361)
   Contract charges................          (20,032)           (19,520)             (100)             (104)
   Transfers for contract benefits
     and terminations..............         (686,919)          (588,511)          (19,623)           (3,373)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (867,331)          (153,171)          (20,187)           (1,338)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (1,201,143)            261,377          (14,678)            11,808
NET ASSETS:
   Beginning of year...............         6,294,477          6,033,100           138,688           126,880
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $      5,093,334  $       6,294,477  $        124,010  $        138,688
                                     ================  =================  ================  ================

                                              FTVIPT TEMPLETON
                                                 FOREIGN VIP
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2015               2014
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         418,310  $        129,877
   Net realized gains (losses).....            917,885           678,465
   Change in unrealized gains
     (losses) on investments.......        (3,038,582)       (4,188,097)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,702,387)       (3,379,755)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            133,671           122,584
   Net transfers (including fixed
     account)......................            769,258            25,952
   Contract charges................           (72,393)          (83,868)
   Transfers for contract benefits
     and terminations..............        (2,043,033)       (3,011,538)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,212,497)       (2,946,870)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (2,914,884)       (6,326,625)
NET ASSETS:
   Beginning of year...............         23,774,489        30,101,114
                                     -----------------  ----------------
   End of year.....................  $      20,859,605  $     23,774,489
                                     =================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                    MIST AB GLOBAL
                                      INVESCO V.I. INTERNATIONAL GROWTH           DYNAMIC ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014               2015              2014
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (6,819)  $        (2,799)  $         759,957  $        266,616
   Net realized gains (losses).....            201,575           312,760          1,476,966           797,455
   Change in unrealized gains
     (losses) on investments.......          (423,741)         (371,667)        (2,340,575)           745,872
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (228,985)          (61,706)          (103,652)         1,809,943
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              8,333            16,503              7,653           374,180
   Net transfers (including fixed
     account)......................            175,191           306,718            165,657         4,945,881
   Contract charges................           (17,536)          (18,773)          (323,928)         (281,105)
   Transfers for contract benefits
     and terminations..............          (487,723)         (812,609)        (1,680,914)       (1,228,246)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (321,735)         (508,161)        (1,831,532)         3,810,710
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          (550,720)         (569,867)        (1,935,184)         5,620,653
NET ASSETS:
   Beginning of year...............          5,988,396         6,558,263         33,083,814        27,463,161
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $       5,437,676  $      5,988,396  $      31,148,630  $     33,083,814
                                     =================  ================  =================  ================

                                        MIST ALLIANZ GLOBAL INVESTORS             MIST AMERICAN FUNDS
                                          DYNAMIC MULTI-ASSET PLUS                BALANCED ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2015            2014 (a)            2015              2014
                                      ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $            473  $           (41)  $      (461,764)  $       (826,413)
   Net realized gains (losses).....                848               597        18,261,702         28,744,481
   Change in unrealized gains
     (losses) on investments.......           (10,137)               561      (22,906,700)       (17,077,711)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            (8,816)             1,117       (5,106,762)         10,840,357
                                      ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --         1,133,426            340,616
   Net transfers (including fixed
     account)......................            197,031           164,882       (1,020,254)          9,259,825
   Contract charges................            (2,032)             (197)       (2,609,638)        (2,478,682)
   Transfers for contract benefits
     and terminations..............           (21,167)             (612)      (23,277,239)       (14,231,661)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            173,832           164,073      (25,773,705)        (7,109,902)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            165,016           165,190      (30,880,467)          3,730,455
NET ASSETS:
   Beginning of year...............            165,190                --       253,918,639        250,188,184
                                      ----------------  ----------------  ----------------  -----------------
   End of year.....................   $        330,206  $        165,190  $    223,038,172  $     253,918,639
                                      ================  ================  ================  =================

                                             MIST AMERICAN FUNDS
                                              GROWTH ALLOCATION               MIST AMERICAN FUNDS GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014              2015               2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (721,758)  $     (1,482,578)  $      (234,722)  $       (310,974)
   Net realized gains (losses).....        21,109,007         45,238,805         4,321,521          3,091,411
   Change in unrealized gains
     (losses) on investments.......      (25,824,081)       (31,548,405)       (2,632,112)          (842,561)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (5,436,832)         12,207,822         1,454,687          1,937,876
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           624,221            976,339            21,518             35,665
   Net transfers (including fixed
     account)......................         6,895,147         11,208,199         1,631,749          1,430,823
   Contract charges................       (2,908,034)        (2,551,053)         (307,576)          (271,323)
   Transfers for contract benefits
     and terminations..............      (18,247,113)       (14,585,517)       (2,547,649)        (1,755,073)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (13,635,779)        (4,952,032)       (1,201,958)          (559,908)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (19,072,611)          7,255,790           252,729          1,377,968
NET ASSETS:
   Beginning of year...............       264,823,495        257,567,705        31,030,886         29,652,918
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    245,750,884  $     264,823,495  $     31,283,615  $      31,030,886
                                     ================  =================  ================  =================

                                             MIST AMERICAN FUNDS
                                             MODERATE ALLOCATION
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2015              2014
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (117,782)  $      (156,838)
   Net realized gains (losses).....         7,128,966        12,739,451
   Change in unrealized gains
     (losses) on investments.......       (9,425,742)       (7,326,802)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (2,414,558)         5,255,811
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            75,183           435,055
   Net transfers (including fixed
     account)......................         (533,621)         3,857,591
   Contract charges................       (1,263,883)       (1,234,985)
   Transfers for contract benefits
     and terminations..............       (8,849,116)       (8,151,277)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (10,571,437)       (5,093,616)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (12,985,995)           162,195
NET ASSETS:
   Beginning of year...............       120,682,614       120,520,419
                                     ----------------  ----------------
   End of year.....................  $    107,696,619  $    120,682,614
                                     ================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                  MIST BLACKROCK
                                       MIST AQR GLOBAL RISK BALANCED        GLOBAL TACTICAL STRATEGIES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2015              2014              2015               2014
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        516,884  $      (195,987)  $         292,303  $         19,207
   Net realized gains (losses)....           769,542             8,857          2,940,256         3,556,817
   Change in unrealized gains
     (losses) on investments......       (2,608,635)           546,171        (3,932,402)         (706,291)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (1,322,209)           359,041          (699,843)         2,869,733
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               650            15,630            324,476           137,909
   Net transfers (including fixed
     account).....................       (1,243,593)         (798,299)          (683,961)         6,706,596
   Contract charges...............         (113,194)         (123,780)          (624,986)         (581,115)
   Transfers for contract benefits
     and terminations.............         (549,576)         (661,774)        (2,704,136)       (2,945,823)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (1,905,713)       (1,568,223)        (3,688,607)         3,317,567
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............       (3,227,922)       (1,209,182)        (4,388,450)         6,187,300
NET ASSETS:
   Beginning of year..............        13,331,418        14,540,600         64,277,237        58,089,937
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $     10,103,496  $     13,331,418  $      59,888,787  $     64,277,237
                                    ================  ================  =================  ================

                                              MIST BLACKROCK
                                                HIGH YIELD               MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,028,055  $        764,709  $        858,601  $         41,469
   Net realized gains (losses)....            32,419           881,554            82,390          (58,437)
   Change in unrealized gains
     (losses) on investments......       (1,881,764)       (1,295,309)       (1,957,248)         4,319,005
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         (821,290)           350,954       (1,016,257)         4,302,037
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           106,262           106,217           145,570           135,806
   Net transfers (including fixed
     account).....................            95,827            26,774         (886,280)           771,267
   Contract charges...............         (111,025)         (107,615)         (170,119)         (166,574)
   Transfers for contract benefits
     and terminations.............         (931,856)       (1,635,393)       (3,781,781)       (4,330,851)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (840,792)       (1,610,017)       (4,692,610)       (3,590,352)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (1,662,082)       (1,259,063)       (5,708,867)           711,685
NET ASSETS:
   Beginning of year..............        16,004,507        17,263,570        39,064,246        38,352,561
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,342,425  $     16,004,507  $     33,355,379  $     39,064,246
                                    ================  ================  ================  ================


                                    MIST CLEARBRIDGE AGGRESSIVE GROWTH   MIST GOLDMAN SACHS MID CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,431,925)  $    (1,555,071)  $      (186,731)  $      (224,678)
   Net realized gains (losses)....        10,152,033         9,587,615         4,485,581         4,189,001
   Change in unrealized gains
     (losses) on investments......      (13,714,102)         9,115,804       (6,186,086)       (1,897,493)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (4,993,994)        17,148,348       (1,887,236)         2,066,830
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           251,433           367,376            19,285            67,093
   Net transfers (including fixed
     account).....................       (9,276,563)        10,722,732           209,040          (55,389)
   Contract charges...............         (470,695)         (422,427)          (81,407)          (82,948)
   Transfers for contract benefits
     and terminations.............       (9,333,245)      (10,834,777)       (2,106,548)       (2,563,125)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (18,829,070)         (167,096)       (1,959,630)       (2,634,369)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (23,823,064)        16,981,252       (3,846,866)         (567,539)
NET ASSETS:
   Beginning of year..............       118,710,076       101,728,824        19,070,600        19,638,139
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     94,887,012  $    118,710,076  $     15,223,734  $     19,070,600
                                    ================  ================  ================  ================


                                     MIST HARRIS OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2015              2014
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         917,288  $        491,745
   Net realized gains (losses)....          6,620,000         8,110,730
   Change in unrealized gains
     (losses) on investments......       (11,956,046)      (13,760,779)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        (4,418,758)       (5,158,304)
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             72,409           115,558
   Net transfers (including fixed
     account).....................          8,738,507         3,134,370
   Contract charges...............          (340,691)         (335,361)
   Transfers for contract benefits
     and terminations.............        (6,709,566)       (7,506,659)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          1,760,659       (4,592,092)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............        (2,658,099)       (9,750,396)
NET ASSETS:
   Beginning of year..............         63,128,946        72,879,342
                                    -----------------  ----------------
   End of year....................  $      60,470,847  $     63,128,946
                                    =================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                               MIST INVESCO
                                         BALANCED-RISK ALLOCATION              MIST INVESCO COMSTOCK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015               2014              2015              2014
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         254,798  $      (259,422)  $      2,145,016  $      (159,380)
   Net realized gains (losses)....          1,042,514           937,210         8,482,504         5,739,660
   Change in unrealized gains
     (losses) on investments......        (2,257,546)            49,535      (18,790,416)         4,397,569
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (960,234)           727,323       (8,162,896)         9,977,849
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              5,318            67,407         1,177,570           889,439
   Net transfers (including fixed
     account).....................          (603,135)         (752,691)         2,606,720       (1,292,261)
   Contract charges...............          (162,226)         (174,152)         (712,040)         (661,823)
   Transfers for contract benefits
     and terminations.............        (1,097,341)       (1,235,440)      (12,163,639)      (12,318,737)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (1,857,384)       (2,094,876)       (9,091,389)      (13,383,382)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (2,817,618)       (1,367,553)      (17,254,285)       (3,405,533)
NET ASSETS:
   Beginning of year..............         18,299,573        19,667,126       126,997,201       130,402,734
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      15,481,955  $     18,299,573  $    109,742,916  $    126,997,201
                                    =================  ================  ================  ================


                                        MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2015              2014               2015              2014
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,321,518)  $    (1,427,075)  $       (860,382)  $      (885,610)
   Net realized gains (losses)....        10,999,665        39,178,965         14,563,407        10,100,664
   Change in unrealized gains
     (losses) on investments......      (27,149,279)      (21,461,678)       (15,223,519)       (6,093,075)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (17,471,132)        16,290,212        (1,520,494)         3,121,979
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           737,240         1,079,121            135,527           211,473
   Net transfers (including fixed
     account).....................       (2,495,561)       (4,822,640)          1,513,383       (4,012,326)
   Contract charges...............         (748,963)         (752,209)          (229,144)         (223,856)
   Transfers for contract benefits
     and terminations.............      (19,048,801)      (23,946,291)        (4,832,197)       (5,150,111)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (21,556,085)      (28,442,019)        (3,412,431)       (9,174,820)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............      (39,027,217)      (12,151,807)        (4,932,925)       (6,052,841)
NET ASSETS:
   Beginning of year..............       198,152,216       210,304,023         53,534,493        59,587,334
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    159,124,999  $    198,152,216  $      48,601,568  $     53,534,493
                                    ================  ================  =================  ================

                                                                                   MIST JPMORGAN
                                         MIST JPMORGAN CORE BOND             GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015               2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        110,071  $       (21,227)  $        209,035  $        (1,859)
   Net realized gains (losses)....          (20,325)            37,926           713,156           474,692
   Change in unrealized gains
     (losses) on investments......         (244,053)           418,376         (941,025)           163,520
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (154,307)           435,075          (18,834)           636,353
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            18,407             9,505            40,665            49,578
   Net transfers (including fixed
     account).....................         1,672,145         2,346,290         2,830,942         2,111,814
   Contract charges...............         (160,258)         (131,538)         (121,762)          (97,449)
   Transfers for contract benefits
     and terminations.............       (1,374,288)       (1,190,960)         (640,612)         (789,277)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           156,006         1,033,297         2,109,233         1,274,666
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............             1,699         1,468,372         2,090,399         1,911,019
NET ASSETS:
   Beginning of year..............        13,974,606        12,506,234        12,428,836        10,517,817
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     13,976,305  $     13,974,606  $     14,519,235  $     12,428,836
                                    ================  ================  ================  ================


                                      MIST JPMORGAN SMALL CAP VALUE
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         20,009  $        (2,393)
   Net realized gains (losses)....         1,003,591         1,440,125
   Change in unrealized gains
     (losses) on investments......       (1,733,773)       (1,103,827)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (710,173)           333,905
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            56,275           105,549
   Net transfers (including fixed
     account).....................           (7,066)           253,908
   Contract charges...............          (67,164)          (60,631)
   Transfers for contract benefits
     and terminations.............         (807,539)         (840,832)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (825,494)         (542,006)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,535,667)         (208,101)
NET ASSETS:
   Beginning of year..............         9,322,634         9,530,735
                                    ----------------  ----------------
   End of year....................  $      7,786,967  $      9,322,634
                                    ================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                      MIST LOOMIS SAYLES GLOBAL MARKETS     MIST LORD ABBETT BOND DEBENTURE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014              2015               2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (10,297)  $          55,798  $      8,530,157  $      10,055,698
   Net realized gains (losses).....           581,450            496,655         9,307,174          9,085,003
   Change in unrealized gains
     (losses) on investments.......         (601,820)          (296,654)      (23,841,976)       (10,865,295)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (30,667)            255,799       (6,004,645)          8,275,406
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            78,508             96,656           708,049          1,412,713
   Net transfers (including fixed
     account)......................         (337,704)            792,874       (2,439,809)        (1,073,570)
   Contract charges................         (122,947)          (119,999)         (778,601)          (795,569)
   Transfers for contract benefits
     and terminations..............         (868,166)        (1,645,429)      (24,466,444)       (29,170,042)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,250,309)          (875,898)      (26,976,805)       (29,626,468)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (1,280,976)          (620,099)      (32,981,450)       (21,351,062)
NET ASSETS:
   Beginning of year...............        14,577,450         15,197,549       214,938,971        236,290,033
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     13,296,474  $      14,577,450  $    181,957,521  $     214,938,971
                                     ================  =================  ================  =================

                                                                            MIST MET/FRANKLIN LOW DURATION
                                     MIST MET/EATON VANCE FLOATING RATE              TOTAL RETURN
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015              2014               2015               2014
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         71,667  $          73,021  $        607,878  $         292,106
   Net realized gains (losses).....          (17,116)             25,657          (70,878)            (3,080)
   Change in unrealized gains
     (losses) on investments.......         (139,911)          (138,311)       (1,098,466)          (317,484)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (85,360)           (39,633)         (561,466)           (28,458)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            25,974             34,702           400,184            212,558
   Net transfers (including fixed
     account)......................         (286,913)          (106,686)         3,544,265          6,043,206
   Contract charges................          (23,000)           (25,962)         (260,381)          (220,462)
   Transfers for contract benefits
     and terminations..............         (264,747)          (638,752)       (2,099,734)        (3,105,044)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (548,686)          (736,698)         1,584,334          2,930,258
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (634,046)          (776,331)         1,022,868          2,901,800
NET ASSETS:
   Beginning of year...............         4,103,881          4,880,212        30,718,840         27,817,040
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      3,469,835  $       4,103,881  $     31,741,708  $      30,718,840
                                     ================  =================  ================  =================

                                             MIST MET/TEMPLETON                   MIST METLIFE ASSET
                                             INTERNATIONAL BOND                     ALLOCATION 100
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2015              2014               2015              2014
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        362,945  $         192,967  $      (425,777)  $    (1,630,139)
   Net realized gains (losses).....          (54,222)           (14,347)        21,758,960        13,760,757
   Change in unrealized gains
     (losses) on investments.......         (566,976)          (164,409)      (26,915,063)       (5,330,053)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (258,253)             14,211       (5,581,880)         6,800,565
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            24,900             46,508         1,144,602           788,634
   Net transfers (including fixed
     account)......................           176,014           (64,848)       (3,773,502)       (9,141,571)
   Contract charges................          (54,851)           (55,577)         (935,788)         (988,986)
   Transfers for contract benefits
     and terminations..............         (307,945)          (345,374)      (16,710,594)      (24,436,537)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (161,882)          (419,291)      (20,275,282)      (33,778,460)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         (420,135)          (405,080)      (25,857,162)      (26,977,895)
NET ASSETS:
   Beginning of year...............         5,173,631          5,578,711       190,098,691       217,076,586
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $      4,753,496  $       5,173,631  $    164,241,529  $    190,098,691
                                     ================  =================  ================  ================


                                        MIST METLIFE BALANCED PLUS
                                                SUB-ACCOUNT
                                     ----------------------------------
                                           2015              2014
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,451,168  $        973,008
   Net realized gains (losses).....         8,261,721        10,371,648
   Change in unrealized gains
     (losses) on investments.......      (16,176,229)       (1,068,248)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (6,463,340)        10,276,408
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           387,339           604,721
   Net transfers (including fixed
     account)......................         5,763,719        10,599,640
   Contract charges................       (1,227,714)       (1,110,254)
   Transfers for contract benefits
     and terminations..............       (8,050,488)       (6,051,973)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (3,127,144)         4,042,134
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (9,590,484)        14,318,542
NET ASSETS:
   Beginning of year...............       130,987,679       116,669,137
                                     ----------------  ----------------
   End of year.....................  $    121,397,195  $    130,987,679
                                     ================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                               MIST METLIFE
                                         MULTI-INDEX TARGETED RISK         MIST METLIFE SMALL CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015               2014              2015              2014
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         (5,879)  $       (13,676)  $      (734,596)  $      (880,959)
   Net realized gains (losses)....            103,977             6,596        18,097,824         5,166,165
   Change in unrealized gains
     (losses) on investments......          (344,708)            67,067      (20,653,906)       (4,301,082)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (246,610)            59,987       (3,290,678)          (15,876)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                 --            11,000            77,208           153,551
   Net transfers (including fixed
     account).....................          4,707,562         1,263,487       (1,976,463)         (553,890)
   Contract charges...............           (32,109)           (6,346)         (231,354)         (248,368)
   Transfers for contract benefits
     and terminations.............          (174,635)                --       (4,796,273)       (6,028,315)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          4,500,818         1,268,141       (6,926,882)       (6,677,022)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          4,254,208         1,328,128      (10,217,560)       (6,692,898)
NET ASSETS:
   Beginning of year..............          1,705,989           377,861        52,562,409        59,255,307
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       5,960,197  $      1,705,989  $     42,344,849  $     52,562,409
                                    =================  ================  ================  ================

                                                 MIST MFS
                                          EMERGING MARKETS EQUITY         MIST MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        231,639  $      (255,461)  $      1,708,424  $      1,237,542
   Net realized gains (losses)....         (930,825)         (365,297)          (71,912)           525,696
   Change in unrealized gains
     (losses) on investments......       (6,343,880)       (3,418,655)       (4,520,574)      (12,489,803)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (7,043,066)       (4,039,413)       (2,884,062)      (10,726,565)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           237,217           273,250           623,929         1,000,508
   Net transfers (including fixed
     account).....................         1,487,940       (3,784,632)         1,154,799         2,863,392
   Contract charges...............         (309,804)         (320,775)         (486,157)         (488,313)
   Transfers for contract benefits
     and terminations.............       (2,909,335)       (4,211,605)      (11,373,976)      (13,909,511)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,493,982)       (8,043,762)      (10,081,405)      (10,533,924)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (8,537,048)      (12,083,175)      (12,965,467)      (21,260,489)
NET ASSETS:
   Beginning of year..............        47,209,408        59,292,583       119,840,057       141,100,546
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     38,672,360  $     47,209,408  $    106,874,590  $    119,840,057
                                    ================  ================  ================  ================

                                           MIST MORGAN STANLEY
                                             MID CAP GROWTH               MIST OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (671,682)  $      (761,070)  $         22,011  $       (14,810)
   Net realized gains (losses)....         3,341,844         4,666,583         2,397,421         2,679,810
   Change in unrealized gains
     (losses) on investments......       (6,186,636)       (3,909,127)         (800,835)       (2,035,878)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,516,474)           (3,614)         1,618,597           629,122
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           292,369           435,982           234,417           415,021
   Net transfers (including fixed
     account).....................         (363,355)       (1,451,176)       (1,055,013)           169,507
   Contract charges...............         (280,324)         (283,613)         (271,812)         (252,309)
   Transfers for contract benefits
     and terminations.............       (6,147,712)       (7,981,909)       (3,759,534)       (4,842,969)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,499,022)       (9,280,716)       (4,851,942)       (4,510,750)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (10,015,496)       (9,284,330)       (3,233,345)       (3,881,628)
NET ASSETS:
   Beginning of year..............        66,846,250        76,130,580        47,270,650        51,152,278
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     56,830,754  $     66,846,250  $     44,037,305  $     47,270,650
                                    ================  ================  ================  ================

                                               MIST PANAGORA
                                          GLOBAL DIVERSIFIED RISK
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015            2014 (a)
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (986)  $          (249)
   Net realized gains (losses)....             1,165             1,748
   Change in unrealized gains
     (losses) on investments......           (5,752)           (2,721)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           (5,573)           (1,222)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including fixed
     account).....................              (53)            92,388
   Contract charges...............             (487)              (66)
   Transfers for contract benefits
     and terminations.............           (5,016)               (2)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (5,556)            92,320
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (11,129)            91,098
NET ASSETS:
   Beginning of year..............            91,098                --
                                    ----------------  ----------------
   End of year....................  $         79,969  $         91,098
                                    ================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                           MIST PIMCO INFLATION
                                              PROTECTED BOND                  MIST PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,329,664  $        256,197  $     18,082,425  $      5,707,671
   Net realized gains (losses)....       (1,348,727)         (991,678)         4,745,002           956,244
   Change in unrealized gains
     (losses) on investments......       (5,893,578)         2,532,632      (27,502,181)         7,841,358
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,912,641)         1,797,151       (4,674,754)        14,505,273
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           308,856           924,626         2,152,622         3,000,068
   Net transfers (including fixed
     account).....................         1,107,752       (1,000,516)       (6,790,364)      (16,485,181)
   Contract charges...............         (740,710)         (757,081)       (3,145,503)       (3,203,373)
   Transfers for contract benefits
     and terminations.............       (7,792,463)       (9,304,940)      (38,286,145)      (47,523,421)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,116,565)      (10,137,911)      (46,069,390)      (64,211,907)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (11,029,206)       (8,340,760)      (50,744,144)      (49,706,634)
NET ASSETS:
   Beginning of year..............        94,603,086       102,943,846       459,097,636       508,804,270
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     83,573,880  $     94,603,086  $    408,353,492  $    459,097,636
                                    ================  ================  ================  ================


                                             MIST PIONEER FUND             MIST PIONEER STRATEGIC INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         15,480  $        450,218  $        638,351  $        633,626
   Net realized gains (losses)....        10,511,444        31,609,829           160,644           246,946
   Change in unrealized gains
     (losses) on investments......      (11,457,384)      (23,145,529)       (1,233,077)         (356,441)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (930,460)         8,914,518         (434,082)           524,131
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           285,748           753,938           164,926           119,502
   Net transfers (including fixed
     account).....................       (1,584,109)       (3,600,856)         (161,592)         2,241,562
   Contract charges...............         (271,142)         (275,394)         (104,189)          (97,588)
   Transfers for contract benefits
     and terminations.............       (9,907,576)      (11,774,881)       (1,135,633)       (1,369,085)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (11,477,079)      (14,897,193)       (1,236,488)           894,391
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (12,407,539)       (5,982,675)       (1,670,570)         1,418,522
NET ASSETS:
   Beginning of year..............        93,861,327        99,844,002        18,060,018        16,641,496
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     81,453,788  $     93,861,327  $     16,389,448  $     18,060,018
                                    ================  ================  ================  ================


                                      MIST PYRAMIS GOVERNMENT INCOME         MIST PYRAMIS MANAGED RISK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         62,177  $         72,916  $       (56,216)  $       (86,695)
   Net realized gains (losses)....          (14,721)          (35,799)           309,225            69,346
   Change in unrealized gains
     (losses) on investments......          (81,937)           252,141         (533,900)           369,924
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (34,481)           289,258         (280,891)           352,575
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --             4,246            22,651                --
   Net transfers (including fixed
     account).....................           772,908           594,993         2,757,535         2,425,320
   Contract charges...............          (46,790)          (41,625)          (58,124)          (40,004)
   Transfers for contract benefits
     and terminations.............         (545,665)         (407,247)         (590,183)         (380,018)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           180,453           150,367         2,131,879         2,005,298
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           145,972           439,625         1,850,988         2,357,873
NET ASSETS:
   Beginning of year..............         5,010,596         4,570,971         5,915,908         3,558,035
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      5,156,568  $      5,010,596  $      7,766,896  $      5,915,908
                                    ================  ================  ================  ================


                                     MIST SCHRODERS GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (26,842)  $          (827)
   Net realized gains (losses)....           445,317           467,670
   Change in unrealized gains
     (losses) on investments......         (624,778)           109,832
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (206,303)           576,675
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            15,496             5,680
   Net transfers (including fixed
     account).....................         (504,605)           141,749
   Contract charges...............          (86,159)          (81,084)
   Transfers for contract benefits
     and terminations.............         (696,068)         (477,890)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,271,336)         (411,545)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,477,639)           165,130
NET ASSETS:
   Beginning of year..............         9,869,799         9,704,669
                                    ----------------  ----------------
   End of year....................  $      8,392,160  $      9,869,799
                                    ================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                      MIST SSGA GROWTH AND INCOME ETF           MIST SSGA GROWTH ETF
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2015              2014               2015               2014
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,732,954  $      1,784,607   $        290,989  $        239,767
   Net realized gains (losses)....        10,357,100        12,276,235          4,033,987         4,857,902
   Change in unrealized gains
     (losses) on investments......      (16,607,219)       (6,564,620)        (6,091,015)       (2,905,732)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,517,165)         7,496,222        (1,766,039)         2,191,937
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           595,482           702,269             34,838           210,067
   Net transfers (including fixed
     account).....................       (1,105,374)         (327,110)          (939,802)         2,479,363
   Contract charges...............       (1,411,354)       (1,401,550)          (481,567)         (443,210)
   Transfers for contract benefits
     and terminations.............      (12,978,866)      (13,262,591)        (6,587,746)       (6,391,223)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (14,900,112)      (14,288,982)        (7,974,277)       (4,145,003)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (19,417,277)       (6,792,760)        (9,740,316)       (1,953,066)
NET ASSETS:
   Beginning of year..............       161,695,055       168,487,815         56,855,881        58,808,947
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    142,277,778  $    161,695,055   $     47,115,565  $     56,855,881
                                    ================  ================   ================  ================


                                    MIST T. ROWE PRICE LARGE CAP VALUE   MIST T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      1,484,631  $        526,343  $    (1,300,635)  $    (1,290,670)
   Net realized gains (losses)....         28,069,820        34,042,595        16,687,191        12,578,159
   Change in unrealized gains
     (losses) on investments......       (57,695,793)        38,037,637      (11,174,819)       (2,825,058)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (28,141,342)        72,606,575         4,211,737         8,462,431
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,611,529         3,595,499           157,341           170,575
   Net transfers (including fixed
     account).....................        (8,447,549)      (16,849,259)       (1,918,799)       (4,203,356)
   Contract charges...............        (1,734,741)       (1,755,410)         (402,541)         (375,801)
   Transfers for contract benefits
     and terminations.............       (65,151,017)      (81,670,358)       (8,293,905)       (8,619,286)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (73,721,778)      (96,679,528)      (10,457,904)      (13,027,868)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (101,863,120)      (24,072,953)       (6,246,167)       (4,565,437)
NET ASSETS:
   Beginning of year..............        637,621,963       661,694,916        81,905,190        86,470,627
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    535,758,843  $    637,621,963  $     75,659,023  $     81,905,190
                                     ================  ================  ================  ================

                                                                                MSF BAILLIE GIFFORD
                                       MIST WMC LARGE CAP RESEARCH              INTERNATIONAL STOCK
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (12,248)  $       (12,501)  $       (14,824)  $       (56,335)
   Net realized gains (losses)....           948,863           489,502           135,336            98,238
   Change in unrealized gains
     (losses) on investments......         (656,615)           434,852         (638,789)         (976,258)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           280,000           911,853         (518,277)         (934,355)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            59,282           101,797            11,537            47,880
   Net transfers (including fixed
     account).....................          (76,765)         (617,434)         (711,073)         1,319,067
   Contract charges...............          (61,824)          (58,067)         (164,269)         (161,876)
   Transfers for contract benefits
     and terminations.............         (434,145)         (371,563)       (1,200,832)       (1,358,238)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (513,452)         (945,267)       (2,064,637)         (153,167)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (233,452)          (33,414)       (2,582,914)       (1,087,522)
NET ASSETS:
   Beginning of year..............         7,846,047         7,879,461        18,395,360        19,482,882
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      7,612,595  $      7,846,047  $     15,812,446  $     18,395,360
                                    ================  ================  ================  ================

                                          MSF BARCLAYS AGGREGATE
                                                BOND INDEX
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         76,470  $         45,184
   Net realized gains (losses)....          (34,729)           (5,716)
   Change in unrealized gains
     (losses) on investments......         (124,014)           107,404
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (82,273)           146,872
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            98,668            15,299
   Net transfers (including fixed
     account).....................         1,821,950         1,609,749
   Contract charges...............          (49,967)          (31,893)
   Transfers for contract benefits
     and terminations.............       (1,108,632)         (217,627)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           762,019         1,375,528
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           679,746         1,522,400
NET ASSETS:
   Beginning of year..............         4,852,862         3,330,462
                                    ----------------  ----------------
   End of year....................  $      5,532,608  $      4,852,862
                                    ================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                        MSF BLACKROCK BOND INCOME       MSF BLACKROCK CAPITAL APPRECIATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2015              2014               2015              2014
                                    ----------------  ----------------   ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,642,825  $      2,194,373   $      (135,730)  $     (129,914)
   Net realized gains (losses)....         1,206,196           165,354          2,454,026          928,788
   Change in unrealized gains
     (losses) on investments......       (4,403,494)         3,019,349        (1,762,943)         (22,620)
                                    ----------------  ----------------   ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (554,473)         5,379,076            555,353          776,254
                                    ----------------  ----------------   ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           689,975           772,317             52,930           39,458
   Net transfers (including fixed
     account).....................         4,101,490         6,991,164            390,839        (453,839)
   Contract charges...............         (753,000)         (667,120)           (40,947)         (38,087)
   Transfers for contract benefits
     and terminations.............       (8,135,690)       (8,750,281)          (978,987)      (1,198,677)
                                    ----------------  ----------------   ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,097,225)       (1,653,920)          (576,165)      (1,651,145)
                                    ----------------  ----------------   ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (4,651,698)         3,725,156           (20,812)        (874,891)
NET ASSETS:
   Beginning of year..............        97,653,432        93,928,276         10,873,841       11,748,732
                                    ----------------  ----------------   ----------------  ---------------
   End of year....................  $     93,001,734  $     97,653,432   $     10,853,029  $    10,873,841
                                    ================  ================   ================  ===============


                                        MSF BLACKROCK MONEY MARKET          MSF FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                           2015             2014              2015              2014
                                     ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $   (1,217,317)  $    (1,379,478)  $      (159,994)  $      (167,115)
   Net realized gains (losses)....                --                --         1,552,834         1,210,465
   Change in unrealized gains
     (losses) on investments......                --                --       (1,239,946)         (182,874)
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,217,317)       (1,379,478)           152,894           860,476
                                     ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           822,401           882,579             6,037            27,332
   Net transfers (including fixed
     account).....................        16,933,432        16,690,364         (336,012)         (506,721)
   Contract charges...............         (631,166)         (702,102)          (56,711)          (55,335)
   Transfers for contract benefits
     and terminations.............      (23,486,072)      (33,542,364)         (850,660)         (966,643)
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,361,405)      (16,671,523)       (1,237,346)       (1,501,367)
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,578,722)      (18,051,001)       (1,084,452)         (640,891)
NET ASSETS:
   Beginning of year..............        79,776,703        97,827,704         9,719,764        10,360,655
                                     ---------------  ----------------  ----------------  ----------------
   End of year....................   $    72,197,981  $     79,776,703  $      8,635,312  $      9,719,764
                                     ===============  ================  ================  ================

                                                                                MSF LOOMIS SAYLES
                                           MSF JENNISON GROWTH                  SMALL CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,026,861)  $    (2,094,839)  $      (185,365)  $      (195,393)
   Net realized gains (losses)....        25,997,215        13,871,898         2,907,487         3,032,779
   Change in unrealized gains
     (losses) on investments......      (12,219,984)       (2,046,864)       (2,568,831)       (2,916,364)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,750,370         9,730,195           153,291          (78,978)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           457,377           480,472            54,186            99,747
   Net transfers (including fixed
     account).....................       (6,024,969)       (4,241,291)         (493,589)          (59,532)
   Contract charges...............         (579,305)         (570,987)          (86,341)          (80,208)
   Transfers for contract benefits
     and terminations.............      (13,815,145)      (15,947,164)       (1,326,278)       (2,042,367)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (19,962,042)      (20,278,970)       (1,852,022)       (2,082,360)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (8,211,672)      (10,548,775)       (1,698,731)       (2,161,338)
NET ASSETS:
   Beginning of year..............       137,871,330       148,420,105        16,437,900        18,599,238
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    129,659,658  $    137,871,330  $     14,739,169  $     16,437,900
                                    ================  ================  ================  ================


                                      MSF MET/ARTISAN MID CAP VALUE
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2015              2014
                                    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (295,307)  $     (516,301)
   Net realized gains (losses)....         5,428,652        1,227,467
   Change in unrealized gains
     (losses) on investments......       (9,277,590)        (701,669)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,144,245)            9,497
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            41,129          140,161
   Net transfers (including fixed
     account).....................         (534,220)        (679,867)
   Contract charges...............         (172,688)        (185,802)
   Transfers for contract benefits
     and terminations.............       (3,929,792)      (4,903,120)
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,595,571)      (5,628,628)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (8,739,816)      (5,619,131)
NET ASSETS:
   Beginning of year..............        41,046,463       46,665,594
                                    ----------------  ---------------
   End of year....................  $     32,306,647  $    41,046,463
                                    ================  ===============

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                      MSF MET/DIMENSIONAL INTERNATIONAL
                                                SMALL COMPANY               MSF METLIFE ASSET ALLOCATION 20
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015               2014              2015             2014 (a)
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           9,656  $         25,453  $         74,942  $        (45,594)
   Net realized gains (losses).....            584,343           208,042           220,774             10,244
   Change in unrealized gains
     (losses) on investments.......          (462,164)         (529,530)         (552,762)             88,287
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            131,835         (296,035)         (257,046)             52,937
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             19,970            59,583            69,513            191,940
   Net transfers (including fixed
     account)......................            457,887           291,025         4,362,888          6,588,043
   Contract charges................           (27,782)          (24,722)          (66,008)           (24,947)
   Transfers for contract benefits
     and terminations..............          (194,601)         (380,541)         (647,603)          (298,851)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            255,474          (54,655)         3,718,790          6,456,185
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            387,309         (350,690)         3,461,744          6,509,122
NET ASSETS:
   Beginning of year...............          3,407,349         3,758,039         6,509,122                 --
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $       3,794,658  $      3,407,349  $      9,970,866  $       6,509,122
                                     =================  ================  ================  =================


                                       MSF METLIFE ASSET ALLOCATION 40       MSF METLIFE ASSET ALLOCATION 60
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2015            2014 (a)             2015             2014 (a)
                                     -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (12,128,346)  $    (11,731,546)  $    (17,653,457)  $   (23,003,709)
   Net realized gains (losses).....         69,032,529          3,392,280        172,389,292         6,453,981
   Change in unrealized gains
     (losses) on investments.......       (82,639,516)         46,153,818      (214,455,687)       117,617,432
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (25,735,333)         37,814,552       (59,719,852)       101,067,704
                                     -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          4,132,193          4,144,770         12,634,886         8,465,312
   Net transfers (including fixed
     account)......................       (36,055,450)      1,316,222,826        (4,321,296)     2,775,713,502
   Contract charges................        (9,746,687)        (6,720,423)       (22,090,443)      (14,895,704)
   Transfers for contract benefits
     and terminations..............       (98,678,782)       (82,600,830)      (199,273,843)     (173,879,835)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (140,348,726)      1,231,046,343      (213,050,696)     2,595,403,275
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (166,084,059)      1,268,860,895      (272,770,548)     2,696,470,979
NET ASSETS:
   Beginning of year...............      1,268,860,895                 --      2,696,470,979                --
                                     -----------------  -----------------  -----------------  ----------------
   End of year.....................  $   1,102,776,836  $   1,268,860,895  $   2,423,700,431  $  2,696,470,979
                                     =================  =================  =================  ================


                                        MSF METLIFE ASSET ALLOCATION 80       MSF METLIFE MID CAP STOCK INDEX
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2015             2014 (a)             2015               2014
                                      ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $   (19,040,806)  $    (18,274,184)  $        (49,527)  $        (48,191)
   Net realized gains (losses).....         85,979,912          5,986,736            517,212            438,226
   Change in unrealized gains
     (losses) on investments.......      (115,790,343)         87,045,272          (728,658)            (7,639)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (48,851,237)         74,757,824          (260,973)            382,396
                                      ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          5,711,993          5,307,100             45,943                 --
   Net transfers (including fixed
     account)......................       (12,352,856)      1,856,515,039          1,029,447          1,057,638
   Contract charges................       (14,465,015)        (9,483,492)           (32,768)           (27,172)
   Transfers for contract benefits
     and terminations..............      (147,495,874)      (125,996,543)          (408,532)          (218,897)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (168,601,752)      1,726,342,104            634,090            811,569
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (217,452,989)      1,801,099,928            373,117          1,193,965
NET ASSETS:
   Beginning of year...............      1,801,099,928                 --          5,502,778          4,308,813
                                      ----------------  -----------------  -----------------  -----------------
   End of year.....................   $  1,583,646,939  $   1,801,099,928  $       5,875,895  $       5,502,778
                                      ================  =================  =================  =================


                                           MSF METLIFE STOCK INDEX
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                           2015               2014
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (48,140)  $        (69,032)
   Net realized gains (losses).....          3,767,691          2,973,562
   Change in unrealized gains
     (losses) on investments.......        (4,076,282)          1,642,182
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (356,731)          4,546,712
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            130,481             59,127
   Net transfers (including fixed
     account)......................          1,466,251          2,294,016
   Contract charges................          (221,583)          (191,363)
   Transfers for contract benefits
     and terminations..............        (4,815,566)        (4,332,990)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (3,440,417)        (2,171,210)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (3,797,148)          2,375,502
NET ASSETS:
   Beginning of year...............         45,315,772         42,940,270
                                     -----------------  -----------------
   End of year.....................  $      41,518,624  $      45,315,772
                                     =================  =================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                          MSF MFS TOTAL RETURN                    MSF MFS VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,382,135  $      1,296,785  $      2,780,843  $     1,161,971
   Net realized gains (losses)....         2,715,546         2,741,270        31,972,747       14,801,857
   Change in unrealized gains
     (losses) on investments......       (5,286,462)         3,340,335      (36,871,830)        1,615,852
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,188,781)         7,378,390       (2,118,240)       17,579,680
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           403,428           840,829         1,173,615        1,736,335
   Net transfers (including fixed
     account).....................         (922,809)           501,694       (4,727,034)      (9,422,505)
   Contract charges...............         (501,814)         (487,092)       (1,466,714)      (1,396,361)
   Transfers for contract benefits
     and terminations.............       (9,968,513)      (12,508,199)      (13,280,017)     (15,634,410)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,989,708)      (11,652,768)      (18,300,150)     (24,716,941)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (12,178,489)       (4,274,378)      (20,418,390)      (7,137,261)
NET ASSETS:
   Beginning of year..............       102,015,958       106,290,336       192,672,878      199,810,139
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     89,837,469  $    102,015,958  $    172,254,488  $   192,672,878
                                    ================  ================  ================  ===============

                                           MSF MSCI EAFE INDEX            MSF NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015             2014              2015              2014
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        57,763  $         11,474  $      (509,978)  $      (539,342)
   Net realized gains (losses)....         (36,555)            37,576         1,420,840         1,266,728
   Change in unrealized gains
     (losses) on investments......        (171,688)         (269,308)       (1,181,992)       (1,636,960)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (150,480)         (220,258)         (271,130)         (909,574)
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           20,971               453           142,592           220,877
   Net transfers (including fixed
     account).....................          703,715         1,138,304       (1,074,008)         (444,455)
   Contract charges...............         (22,989)          (17,303)         (190,227)         (189,999)
   Transfers for contract benefits
     and terminations.............        (559,420)         (323,317)       (3,815,078)       (4,528,395)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          142,277           798,137       (4,936,721)       (4,941,972)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (8,203)           577,879       (5,207,851)       (5,851,546)
NET ASSETS:
   Beginning of year..............        2,553,009         1,975,130        45,538,005        51,389,551
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $     2,544,806  $      2,553,009  $     40,330,154  $     45,538,005
                                    ===============  ================  ================  ================

                                         MSF RUSSELL 2000 INDEX         MSF T. ROWE PRICE LARGE CAP GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2015              2014               2015              2014
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (38,992)  $       (38,210)   $      (983,448)  $      (974,945)
   Net realized gains (losses)....           418,154           399,212         15,311,614         8,669,039
   Change in unrealized gains
     (losses) on investments......         (702,482)         (207,370)        (8,590,497)       (3,126,532)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (323,320)           153,632          5,737,669         4,567,562
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            25,271             6,453            223,437           402,463
   Net transfers (including fixed
     account).....................            23,730           496,959        (3,249,247)         (266,047)
   Contract charges...............          (30,578)          (28,908)          (276,287)         (250,060)
   Transfers for contract benefits
     and terminations.............         (363,696)         (450,653)        (5,321,229)       (7,623,070)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (345,273)            23,851        (8,623,326)       (7,736,714)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (668,593)           177,483        (2,885,657)       (3,169,152)
NET ASSETS:
   Beginning of year..............         5,229,295         5,051,812         66,005,148        69,174,300
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $      4,560,702  $      5,229,295   $     63,119,491  $     66,005,148
                                    ================  ================   ================  ================

                                    MSF T. ROWE PRICE SMALL CAP GROWTH
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2015              2014
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      (163,662)  $      (168,410)
   Net realized gains (losses)....          1,492,642         1,649,647
   Change in unrealized gains
     (losses) on investments......        (1,166,465)         (898,328)
                                     ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            162,515           582,909
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             24,794            32,897
   Net transfers (including fixed
     account).....................          (122,045)         (694,440)
   Contract charges...............           (30,010)          (28,465)
   Transfers for contract benefits
     and terminations.............          (592,362)         (928,322)
                                     ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (719,623)       (1,618,330)
                                     ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (557,108)       (1,035,421)
NET ASSETS:
   Beginning of year..............         11,725,054        12,760,475
                                     ----------------  ----------------
   End of year....................   $     11,167,946  $     11,725,054
                                     ================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                        MSF VAN ECK GLOBAL NATURAL         MSF WESTERN ASSET MANAGEMENT
                                                 RESOURCES                 STRATEGIC BOND OPPORTUNITIES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (31,948)  $       (33,547)  $        239,767  $        277,596
   Net realized gains (losses)....         (212,002)            80,666             2,451            94,178
   Change in unrealized gains
     (losses) on investments......       (1,290,643)         (918,083)         (495,378)         (107,925)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,534,593)         (870,964)         (253,160)           263,849
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            29,112            33,410             8,889             7,528
   Net transfers (including fixed
     account).....................         1,072,509           680,942           268,564         1,039,149
   Contract charges...............          (47,576)          (46,205)          (25,457)          (25,999)
   Transfers for contract benefits
     and terminations.............         (278,018)         (256,432)         (459,000)         (526,307)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           776,027           411,715         (207,004)           494,371
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (758,566)         (459,249)         (460,164)           758,220
NET ASSETS:
   Beginning of year..............         4,214,021         4,673,270         7,431,708         6,673,488
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      3,455,455  $      4,214,021  $      6,971,544  $      7,431,708
                                    ================  ================  ================  ================

                                      MSF WESTERN ASSET MANAGEMENT                MSF WMC CORE
                                             U.S. GOVERNMENT                  EQUITY OPPORTUNITIES
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         22,229  $          4,913  $        465,353  $    (1,811,697)
   Net realized gains (losses)....           (3,602)           (1,480)        74,128,689        30,613,610
   Change in unrealized gains
     (losses) on investments......          (97,195)            59,929      (73,030,836)      (10,562,213)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (78,568)            63,362         1,563,206        18,239,700
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            12,131            62,699           592,502           649,685
   Net transfers (including fixed
     account).....................           297,215         (227,444)       (9,604,855)       (9,423,541)
   Contract charges...............          (50,454)          (49,753)       (1,054,647)       (1,066,121)
   Transfers for contract benefits
     and terminations.............         (556,261)       (1,229,916)      (20,076,319)      (24,621,015)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (297,369)       (1,444,414)      (30,143,319)      (34,460,992)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (375,937)       (1,381,052)      (28,580,113)      (16,221,292)
NET ASSETS:
   Beginning of year..............         6,249,863         7,630,915       215,500,540       231,721,832
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      5,873,926  $      6,249,863  $    186,920,427  $    215,500,540
                                    ================  ================  ================  ================


                                          PIMCO VIT HIGH YIELD               PIMCO VIT LOW DURATION
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        236,347  $        265,397  $        163,406  $       (36,120)
   Net realized gains (losses)....           117,498            98,338            19,873            32,947
   Change in unrealized gains
     (losses) on investments......         (527,273)         (228,246)         (289,348)          (55,569)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (173,428)           135,489         (106,069)          (58,742)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            21,665            19,131             5,334            55,381
   Net transfers (including fixed
     account).....................          (12,236)         (122,345)           642,277            46,928
   Contract charges...............          (25,805)          (27,590)          (35,515)          (37,905)
   Transfers for contract benefits
     and terminations.............         (708,567)         (871,958)         (810,122)         (613,566)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (724,943)       (1,002,762)         (198,026)         (549,162)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (898,371)         (867,273)         (304,095)         (607,904)
NET ASSETS:
   Beginning of year..............         6,384,603         7,251,876         8,692,822         9,300,726
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      5,486,232  $      6,384,603  $      8,388,727  $      8,692,822
                                    ================  ================  ================  ================


                                          PUTNAM VT EQUITY INCOME
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        148,426  $        203,057
   Net realized gains (losses)....         1,440,347         1,866,886
   Change in unrealized gains
     (losses) on investments......       (2,473,149)           794,179
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (884,376)         2,864,122
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            29,397           104,556
   Net transfers (including fixed
     account).....................         (748,801)         (370,305)
   Contract charges...............          (56,735)          (64,318)
   Transfers for contract benefits
     and terminations.............       (2,785,348)       (4,263,986)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,561,487)       (4,594,053)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,445,863)       (1,729,931)
NET ASSETS:
   Beginning of year..............        25,431,923        27,161,854
                                    ----------------  ----------------
   End of year....................  $     20,986,060  $     25,431,923
                                    ================  ================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                           PUTNAM VT MULTI-CAP GROWTH            RUSSELL AGGRESSIVE EQUITY
                                                   SUB-ACCOUNT                          SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2015               2014              2015               2014
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (15,328)  $        (20,559)  $        (10,392)  $        (17,543)
   Net realized gains (losses)......            142,889            285,228            153,346            170,780
   Change in unrealized gains
     (losses) on investments........          (155,616)            (7,854)          (252,603)          (151,869)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (28,055)            256,815          (109,649)              1,368
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             29,094             31,595                 --                125
   Net transfers (including fixed
     account).......................           (25,642)          (240,192)           (58,198)             39,788
   Contract charges.................            (1,550)            (1,308)              (414)              (446)
   Transfers for contract benefits
     and terminations...............          (160,581)          (370,067)          (156,685)          (125,781)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......          (158,679)          (579,972)          (215,297)           (86,314)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (186,734)          (323,157)          (324,946)           (84,946)
NET ASSETS:
   Beginning of year................          2,136,321          2,459,478          1,533,014          1,617,960
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       1,949,587  $       2,136,321  $       1,208,068  $       1,533,014
                                      =================  =================  =================  =================

                                               RUSSELL CORE BOND            RUSSELL GLOBAL REAL ESTATE SECURITIES
                                                  SUB-ACCOUNT                            SUB-ACCOUNT
                                      ------------------------------------  --------------------------------------
                                            2015               2014                 2015               2014
                                      -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          59,410  $          10,870   $           1,903  $          18,309
   Net realized gains (losses)......             89,937            154,057              52,204             49,649
   Change in unrealized gains
     (losses) on investments........          (241,848)             97,689            (59,973)             58,154
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (92,501)            262,616             (5,866)            126,112
                                      -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              3,360              3,324                 126                125
   Net transfers (including fixed
     account).......................             95,956           (92,926)            (86,450)             16,477
   Contract charges.................            (1,218)            (1,426)               (137)              (168)
   Transfers for contract benefits
     and terminations...............          (632,091)          (571,916)            (60,195)          (101,930)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......          (533,993)          (662,944)           (146,656)           (85,496)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (626,494)          (400,328)           (152,522)             40,616
NET ASSETS:
   Beginning of year................          6,459,200          6,859,528           1,024,007            983,391
                                      -----------------  -----------------   -----------------  -----------------
   End of year......................  $       5,832,706  $       6,459,200   $         871,485  $       1,024,007
                                      =================  =================   =================  =================

                                           RUSSELL MULTI-STYLE EQUITY                 RUSSELL NON-U.S.
                                                   SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2015               2014               2015              2014
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (45,655)  $        (18,853)  $         (6,825)  $          18,865
   Net realized gains (losses)......            917,877          1,347,515             38,329             29,254
   Change in unrealized gains
     (losses) on investments........          (871,781)          (516,811)           (84,770)          (238,963)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                441            811,851           (53,266)          (190,844)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                504                749                210                333
   Net transfers (including fixed
     account).......................          (511,958)           (55,582)           (25,346)             16,136
   Contract charges.................            (2,085)            (2,181)              (794)              (896)
   Transfers for contract benefits
     and terminations...............          (913,533)          (648,792)          (345,423)          (247,944)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (1,427,072)          (705,806)          (371,353)          (232,371)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,426,631)            106,045          (424,619)          (423,215)
NET ASSETS:
   Beginning of year................          8,598,156          8,492,111          3,086,079          3,509,294
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       7,171,525  $       8,598,156  $       2,661,460  $       3,086,079
                                      =================  =================  =================  =================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors Insurance Company ("MLI-MO") on February 24, 1987 to support operations of MLI-MO with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-MO merged into the Company and the Separate Account became a Separate Account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced a plan to pursue the separation of a portion of its U.S. retail business. MetLife, Inc. is currently evaluating structural alternatives for such a separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission (the "SEC") filing and review process as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         PIMCO Variable Insurance Trust ("PIMCO VIT")
Deutsche Variable Series II ("Deutsche II")                Putnam Variable Trust ("Putnam VT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Russell Investment Funds ("Russell")
Franklin Templeton Variable Insurance Products Trust
   ("FTVIPT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2015:

American Funds Global Growth Sub-Account                 FTVIPT Templeton Foreign VIP Sub-Account (a)
American Funds Global Small Capitalization               Invesco V.I. International Growth Sub-Account (a)
   Sub-Account                                           MIST AB Global Dynamic Allocation Sub-Account
American Funds Growth Sub-Account                        MIST Allianz Global Investors Dynamic Multi-Asset
Deutsche II Government & Agency Securities                  Plus Sub-Account
   Sub-Account                                           MIST American Funds Balanced Allocation
Fidelity VIP Equity-Income Sub-Account (a)                  Sub-Account
Fidelity VIP Growth Opportunities Sub-Account            MIST American Funds Growth Allocation Sub-Account

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST American Funds Growth Sub-Account                   MIST T. Rowe Price Mid Cap Growth Sub-Account (a)
MIST American Funds Moderate Allocation                  MIST WMC Large Cap Research Sub-Account
   Sub-Account                                           MSF Baillie Gifford International Stock
MIST AQR Global Risk Balanced Sub-Account                  Sub-Account (a)
MIST BlackRock Global Tactical Strategies                MSF Barclays Aggregate Bond Index Sub-Account
   Sub-Account                                           MSF BlackRock Bond Income Sub-Account (a)
MIST BlackRock High Yield Sub-Account                    MSF BlackRock Capital Appreciation Sub-Account
MIST Clarion Global Real Estate Sub-Account (a)          MSF BlackRock Money Market Sub-Account (a)
MIST ClearBridge Aggressive Growth                       MSF Frontier Mid Cap Growth Sub-Account
   Sub-Account (a)                                       MSF Jennison Growth Sub-Account (a)
MIST Goldman Sachs Mid Cap Value Sub-Account             MSF Loomis Sayles Small Cap Growth Sub-Account
MIST Harris Oakmark International Sub-Account            MSF Met/Artisan Mid Cap Value Sub-Account
MIST Invesco Balanced-Risk Allocation Sub-Account        MSF Met/Dimensional International Small Company
MIST Invesco Comstock Sub-Account                          Sub-Account
MIST Invesco Mid Cap Value Sub-Account (a)               MSF MetLife Asset Allocation 20 Sub-Account
MIST Invesco Small Cap Growth Sub-Account (a)            MSF MetLife Asset Allocation 40 Sub-Account
MIST JPMorgan Core Bond Sub-Account                      MSF MetLife Asset Allocation 60 Sub-Account
MIST JPMorgan Global Active Allocation                   MSF MetLife Asset Allocation 80 Sub-Account
   Sub-Account                                           MSF MetLife Mid Cap Stock Index Sub-Account
MIST JPMorgan Small Cap Value Sub-Account                MSF MetLife Stock Index Sub-Account (a)
MIST Loomis Sayles Global Markets Sub-Account            MSF MFS Total Return Sub-Account (a)
MIST Lord Abbett Bond Debenture Sub-Account (a)          MSF MFS Value Sub-Account
MIST Met/Eaton Vance Floating Rate Sub-Account           MSF MSCI EAFE Index Sub-Account
MIST Met/Franklin Low Duration Total Return              MSF Neuberger Berman Genesis Sub-Account (a)
   Sub-Account                                           MSF Russell 2000 Index Sub-Account
MIST Met/Templeton International Bond Sub-Account        MSF T. Rowe Price Large Cap Growth
MIST MetLife Asset Allocation 100 Sub-Account              Sub-Account (a)
MIST MetLife Balanced Plus Sub-Account                   MSF T. Rowe Price Small Cap Growth
MIST MetLife Multi-Index Targeted Risk Sub-Account         Sub-Account (a)
MIST MetLife Small Cap Value Sub-Account (a)             MSF Van Eck Global Natural Resources Sub-Account
MIST MFS Emerging Markets Equity Sub-Account (a)         MSF Western Asset Management Strategic Bond
MIST MFS Research International Sub-Account (a)            Opportunities Sub-Account (a)
MIST Morgan Stanley Mid Cap Growth                       MSF Western Asset Management U.S. Government
   Sub-Account (a)                                         Sub-Account
MIST Oppenheimer Global Equity Sub-Account (a)           MSF WMC Core Equity Opportunities
MIST PanAgora Global Diversified Risk Sub-Account          Sub-Account (a)
MIST PIMCO Inflation Protected Bond Sub-Account          PIMCO VIT High Yield Sub-Account
MIST PIMCO Total Return Sub-Account (a)                  PIMCO VIT Low Duration Sub-Account
MIST Pioneer Fund Sub-Account (a)                        Putnam VT Equity Income Sub-Account
MIST Pioneer Strategic Income Sub-Account (a)            Putnam VT Multi-Cap Growth Sub-Account (a)
MIST Pyramis Government Income Sub-Account               Russell Aggressive Equity Sub-Account
MIST Pyramis Managed Risk Sub-Account                    Russell Core Bond Sub-Account
MIST Schroders Global Multi-Asset Sub-Account            Russell Global Real Estate Securities Sub-Account
MIST SSGA Growth and Income ETF Sub-Account              Russell Multi-Style Equity Sub-Account
MIST SSGA Growth ETF Sub-Account                         Russell Non-U.S. Sub-Account
MIST T. Rowe Price Large Cap Value Sub-Account (a)

(a) This Sub-Account invests in two or more share classes within the underlying fund or portfolio of the Trusts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2015:

NAME CHANGES:

Former Name                                             New Name

(MIST) Alliance Bernstein Global Dynamic Allocation     (MIST) AB Global Dynamic Allocation Portfolio
   Portfolio
(MIST) SSgA Growth and Income ETF Portfolio             (MIST) SSGA Growth and Income ETF Portfolio
(MIST) SSgA Growth ETF Portfolio                        (MIST) SSGA Growth ETF Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION -- (CONCLUDED)
Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company, are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2015:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.15% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2015:

     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.35% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 0.95%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, LLC ("MetLife Advisers"), an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     American Funds Global Growth Sub-Account...................      4,159,389        86,011,475        13,072,398       16,195,722
     American Funds Global Small Capitalization Sub-Account.....      1,101,291        20,316,220         3,819,287        4,442,452
     American Funds Growth Sub-Account..........................      1,955,459        98,467,335        30,711,992       21,083,724
     Deutsche II Government & Agency Securities Sub-Account.....         31,676           382,564            40,983           72,378
     Fidelity VIP Equity-Income Sub-Account.....................        253,748         5,422,102           818,173        1,039,236
     Fidelity VIP Growth Opportunities Sub-Account..............          3,906            76,977            12,824           22,112
     FTVIPT Templeton Foreign VIP Sub-Account...................      1,573,857        22,484,059         2,448,502        2,484,237
     Invesco V.I. International Growth Sub-Account..............        163,868         4,491,651           561,631          890,182
     MIST AB Global Dynamic Allocation Sub-Account..............      2,803,668        29,998,995         3,809,039        3,737,128
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account..............................................         32,124           339,814           201,284           26,531
     MIST American Funds Balanced Allocation Sub-Account........     22,326,151       197,748,894        20,202,347       33,589,545
     MIST American Funds Growth Allocation Sub-Account..........     25,895,780       225,210,752        34,318,254       32,029,075
     MIST American Funds Growth Sub-Account.....................      2,583,296        24,177,025         6,930,619        5,620,194
     MIST American Funds Moderate Allocation Sub-Account........     10,911,519        98,573,188         9,484,600       15,155,689
     MIST AQR Global Risk Balanced Sub-Account..................      1,207,122        13,039,407         3,178,937        3,335,111
     MIST BlackRock Global Tactical Strategies Sub-Account......      5,797,570        59,587,742         8,260,090        9,076,495
     MIST BlackRock High Yield Sub-Account......................      2,011,579        16,531,295         2,301,637        1,970,535
     MIST Clarion Global Real Estate Sub-Account................      2,844,824        33,999,472         2,019,262        5,853,257
     MIST ClearBridge Aggressive Growth Sub-Account.............      6,341,475        56,739,404         2,585,004       22,845,988
     MIST Goldman Sachs Mid Cap Value Sub-Account...............      1,364,148        18,377,523         5,394,100        3,062,560
     MIST Harris Oakmark International Sub-Account..............      4,591,568        67,294,595        18,585,482        9,535,874
     MIST Invesco Balanced-Risk Allocation Sub-Account..........      1,686,499        17,426,437         3,521,752        3,852,842
     MIST Invesco Comstock Sub-Account..........................      7,895,184        82,205,271        10,824,457       13,796,233
     MIST Invesco Mid Cap Value Sub-Account.....................      9,173,447       169,053,427        10,693,743       24,497,513
     MIST Invesco Small Cap Growth Sub-Account..................      3,408,975        50,243,199        16,610,399        7,500,654
     MIST JPMorgan Core Bond Sub-Account........................      1,362,225        14,221,656         2,658,015        2,391,916
     MIST JPMorgan Global Active Allocation Sub-Account.........      1,311,593        14,416,984         4,764,594        1,823,860
     MIST JPMorgan Small Cap Value Sub-Account..................        518,447         7,132,807         1,191,980        1,238,172
     MIST Loomis Sayles Global Markets Sub-Account..............        889,998        11,145,443         1,744,654        3,005,243
     MIST Lord Abbett Bond Debenture Sub-Account................     15,857,367       191,357,249        19,997,111       30,242,442
     MIST Met/Eaton Vance Floating Rate Sub-Account.............        354,075         3,667,012           439,422          916,439
     MIST Met/Franklin Low Duration Total Return Sub-Account....      3,320,273        32,963,477         5,810,326        3,618,146
     MIST Met/Templeton International Bond Sub-Account..........        480,643         5,516,141           889,341          679,174
     MIST MetLife Asset Allocation 100 Sub-Account..............     13,097,417       122,968,133        17,766,344       24,803,150
     MIST MetLife Balanced Plus Sub-Account.....................     11,740,551       124,213,474        18,185,071       12,186,097
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........        512,932         6,222,165         4,968,292          364,352
     MIST MetLife Small Cap Value Sub-Account...................      3,386,653        48,946,534        18,873,125        9,387,377
     MIST MFS Emerging Markets Equity Sub-Account...............      4,789,948        49,376,798         4,086,869        5,349,206
     MIST MFS Research International Sub-Account................     10,297,785       116,240,726         5,330,367       13,703,368
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............      3,741,866        35,677,796           885,103        8,055,807
     MIST Oppenheimer Global Equity Sub-Account.................      2,160,507        36,215,018         2,214,280        6,004,276
     MIST PanAgora Global Diversified Risk Sub-Account..........          8,314            88,454            34,441           40,369
     MIST PIMCO Inflation Protected Bond Sub-Account............      9,054,610        97,920,625         6,716,736       10,503,641
     MIST PIMCO Total Return Sub-Account........................     36,684,507       426,193,518        32,679,891       55,345,268
     MIST Pioneer Fund Sub-Account..............................      6,284,139        71,993,461         9,708,206       12,934,843
     MIST Pioneer Strategic Income Sub-Account..................      1,620,367        17,320,705         2,367,900        2,796,250
     MIST Pyramis Government Income Sub-Account.................        486,937         5,250,872         1,829,497        1,586,860
     MIST Pyramis Managed Risk Sub-Account......................        718,499         7,848,108         3,393,278        1,050,270
     MIST Schroders Global Multi-Asset Sub-Account..............        744,656         8,168,794         1,438,600        2,441,753
     MIST SSGA Growth and Income ETF Sub-Account................     12,557,623       138,424,961        13,575,116       18,090,840
     MIST SSGA Growth ETF Sub-Account...........................      4,173,220        45,717,121         6,454,060       11,231,118
     MIST T. Rowe Price Large Cap Value Sub-Account.............     15,779,907       380,249,896        13,937,722       84,947,899
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............      6,975,862        62,774,517        15,960,903       14,666,704
     MIST WMC Large Cap Research Sub-Account....................        554,857         5,388,920         1,170,752        1,119,783
     MSF Baillie Gifford International Stock Sub-Account........      1,653,901        16,188,732         1,121,950        3,201,382

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                 -------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 -------------     -------------     -------------    --------------
     MSF Barclays Aggregate Bond Index Sub-Account.............        518,533         5,617,789         3,115,498        2,277,007
     MSF BlackRock Bond Income Sub-Account.....................        890,851        93,810,609         8,789,045        9,132,910
     MSF BlackRock Capital Appreciation Sub-Account............        297,346         7,407,440         2,593,940        1,428,369
     MSF BlackRock Money Market Sub-Account....................        721,981        72,198,078        26,961,795       34,540,576
     MSF Frontier Mid Cap Growth Sub-Account...................        277,668         8,271,216         1,496,585        1,607,672
     MSF Jennison Growth Sub-Account...........................      8,572,487       105,662,370        21,601,987       23,112,213
     MSF Loomis Sayles Small Cap Growth Sub-Account............      1,185,782        12,435,354         2,667,040        2,452,712
     MSF Met/Artisan Mid Cap Value Sub-Account.................        155,845        34,119,040         5,441,900        5,514,996
     MSF Met/Dimensional International Small Company
       Sub-Account.............................................        294,401         4,247,254         1,371,716          507,440
     MSF MetLife Asset Allocation 20 Sub-Account...............        918,978        10,435,388         9,104,184        4,978,652
     MSF MetLife Asset Allocation 40 Sub-Account...............     93,534,937     1,139,262,606        71,675,113      158,154,840
     MSF MetLife Asset Allocation 60 Sub-Account...............    194,831,231     2,520,538,771       190,595,395      253,651,065
     MSF MetLife Asset Allocation 80 Sub-Account...............    113,767,745     1,612,392,079        92,366,652      202,088,982
     MSF MetLife Mid Cap Stock Index Sub-Account...............        347,280         5,673,868         1,983,810        1,036,667
     MSF MetLife Stock Index Sub-Account.......................        975,500        32,510,138         6,059,747        7,589,474
     MSF MFS Total Return Sub-Account..........................        541,208        73,246,082         3,507,431       13,114,999
     MSF MFS Value Sub-Account.................................     11,529,761       164,368,136        34,527,991       21,366,120
     MSF MSCI EAFE Index Sub-Account...........................        214,939         2,696,766         1,234,205        1,034,166
     MSF Neuberger Berman Genesis Sub-Account..................      2,255,911        32,257,905         1,057,849        6,504,571
     MSF Russell 2000 Index Sub-Account........................        260,022         4,406,952         1,155,074        1,238,488
     MSF T. Rowe Price Large Cap Growth Sub-Account............      2,812,633        49,462,913        14,508,497       12,518,125
     MSF T. Rowe Price Small Cap Growth Sub-Account............        525,704         8,281,992         1,478,649        1,306,709
     MSF Van Eck Global Natural Resources Sub-Account..........        457,684         5,794,323         1,506,612          762,542
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account.............................................        559,196         7,212,584         1,192,127        1,159,370
     MSF Western Asset Management U.S. Government
       Sub-Account.............................................        496,117         5,949,246           889,314        1,164,465
     MSF WMC Core Equity Opportunities Sub-Account.............      6,643,918       188,985,277        72,868,157       33,051,620
     PIMCO VIT High Yield Sub-Account..........................        755,689         5,723,000           816,497        1,215,056
     PIMCO VIT Low Duration Sub-Account........................        818,417         8,496,459         1,193,554        1,228,178
     Putnam VT Equity Income Sub-Account.......................        973,837        13,739,027           446,166        3,858,965
     Putnam VT Multi-Cap Growth Sub-Account....................         56,854         1,175,553           128,029          277,550
     Russell Aggressive Equity Sub-Account.....................         93,433         1,264,827           168,453          271,257
     Russell Core Bond Sub-Account.............................        567,938         5,852,623           308,752          712,303
     Russell Global Real Estate Securities Sub-Account.........         59,245           881,327            59,880          163,092
     Russell Multi-Style Equity Sub-Account....................        430,982         6,495,888           792,683        1,623,083
     Russell Non-U.S. Sub-Account..............................        236,366         2,628,647           100,252          478,423

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                        AMERICAN FUNDS                AMERICAN FUNDS                 AMERICAN FUNDS
                                         GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION              GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  -----------------------------
                                     2015            2014           2015           2014            2015           2014
                                 -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year........      2,751,181      2,956,878        715,805         749,861         514,976        574,333
Units issued and transferred
   from other funding options..        115,002        193,982         74,179          75,648          18,977         29,171
Units redeemed and transferred
   to other funding options....      (426,886)      (399,679)      (128,473)       (109,704)        (81,655)       (88,528)
                                 -------------  -------------  -------------  --------------  --------------  -------------
Units end of year..............      2,439,297      2,751,181        661,511         715,805         452,298        514,976
                                 =============  =============  =============  ==============  ==============  =============


                                    DEUTSCHE II GOVERNMENT &             FIDELITY VIP                   FIDELITY VIP
                                        AGENCY SECURITIES                EQUITY-INCOME              GROWTH OPPORTUNITIES
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2015            2014            2015           2014            2015           2014
                                 --------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year........          22,588          27,802         281,896        284,993          8,443           8,546
Units issued and transferred
   from other funding options..           1,733             629           5,384         31,624              8             170
Units redeemed and transferred
   to other funding options....         (3,821)         (5,843)        (49,368)       (34,721)        (1,202)           (273)
                                 --------------  --------------  --------------  -------------  -------------  --------------
Units end of year..............          20,500          22,588         237,912        281,896          7,249           8,443
                                 ==============  ==============  ==============  =============  =============  ==============

                                       FTVIPT TEMPLETON                 INVESCO V.I.              MIST AB GLOBAL DYNAMIC
                                          FOREIGN VIP               INTERNATIONAL GROWTH                ALLOCATION
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2015           2014            2015           2014           2015            2014
                                 -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........      1,411,437       1,554,373         263,969        283,154      2,654,329      2,343,122
Units issued and transferred
   from other funding options..        109,161          72,867          26,230         30,370        154,736        566,333
Units redeemed and transferred
   to other funding options....      (176,007)       (215,803)        (41,653)       (49,555)      (299,922)      (255,126)
                                 -------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............      1,344,591       1,411,437         248,546        263,969      2,509,143      2,654,329
                                 =============  ==============  ==============  =============  =============  =============


                                 MIST ALLIANZ GLOBAL INVESTORS        MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
                                   DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION             GROWTH ALLOCATION
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2015         2014 (a)           2015           2014            2015           2014
                                 --------------  -------------   -------------  --------------  --------------  -------------

Units beginning of year........         158,597             --      19,698,968      20,252,050      20,467,140     20,846,163
Units issued and transferred
   from other funding options..         189,367        201,137         919,386       1,393,271       1,708,418      2,105,981
Units redeemed and transferred
   to other funding options....        (22,249)       (42,540)     (2,908,820)     (1,946,353)     (2,733,436)    (2,485,004)
                                 --------------  -------------   -------------  --------------  --------------  -------------
Units end of year..............         325,715        158,597      17,709,534      19,698,968      19,442,122     20,467,140
                                 ==============  =============   =============  ==============  ==============  =============

                                      MIST AMERICAN FUNDS           MIST AMERICAN FUNDS               MIST AQR
                                            GROWTH                  MODERATE ALLOCATION         GLOBAL RISK BALANCED
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2015           2014          2015            2014          2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      2,298,588      2,337,771      9,534,377      9,940,708      1,180,403      1,320,863
Units issued and transferred
   from other funding options..        354,560        328,248        313,603        707,288        140,416        135,264
Units redeemed and transferred
   to other funding options....      (445,283)      (367,431)    (1,143,555)    (1,113,619)      (318,008)      (275,724)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      2,207,865      2,298,588      8,704,425      9,534,377      1,002,811      1,180,403
                                 =============  =============  =============  =============  =============  =============


                                       MIST BLACKROCK                MIST BLACKROCK                MIST CLARION GLOBAL
                                 GLOBAL TACTICAL STRATEGIES            HIGH YIELD                      REAL ESTATE
                                         SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ------------------------------
                                     2015           2014           2015           2014            2015            2014
                                 -------------  -------------  -------------  -------------  --------------  --------------

Units beginning of year........      5,433,425      5,138,582        609,988        669,873       2,046,417       2,239,020
Units issued and transferred
   from other funding options..        525,278      1,020,742         55,030        125,724         119,627         178,977
Units redeemed and transferred
   to other funding options....      (832,464)      (725,899)       (87,549)      (185,609)       (371,436)       (371,580)
                                 -------------  -------------  -------------  -------------  --------------  --------------
Units end of year..............      5,126,239      5,433,425        577,469        609,988       1,794,608       2,046,417
                                 =============  =============  =============  =============  ==============  ==============

                                      MIST CLEARBRIDGE                MIST GOLDMAN                 MIST HARRIS OAKMARK
                                      AGGRESSIVE GROWTH            SACHS MID CAP VALUE                INTERNATIONAL
                                         SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                     2015           2014           2015           2014            2015            2014
                                 -------------  -------------  -------------  -------------  --------------  -------------

Units beginning of year........      7,869,613      7,836,411        808,735        926,551       2,546,821      2,725,021
Units issued and transferred
   from other funding options..        472,117      1,798,849         59,017         74,713         526,430        296,763
Units redeemed and transferred
   to other funding options....    (1,710,358)    (1,765,647)      (144,950)      (192,529)       (460,770)      (474,963)
                                 -------------  -------------  -------------  -------------  --------------  -------------
Units end of year..............      6,631,372      7,869,613        722,802        808,735       2,612,481      2,546,821
                                 =============  =============  =============  =============  ==============  =============


                                   MIST INVESCO BALANCED-RISK
                                           ALLOCATION                MIST INVESCO COMSTOCK     MIST INVESCO MID CAP VALUE
                                           SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ------------------------------  ----------------------------  ----------------------------
                                      2015            2014            2015           2014          2015           2014
                                 --------------  --------------  -------------  -------------  -------------  -------------

Units beginning of year........      16,687,571      18,674,457      7,316,140      8,126,377      4,980,428      5,724,070
Units issued and transferred
   from other funding options..       2,096,835       3,385,151        572,166        555,854        179,498        133,844
Units redeemed and transferred
   to other funding options....     (3,850,894)     (5,372,037)    (1,094,065)    (1,366,091)      (718,819)      (877,486)
                                 --------------  --------------  -------------  -------------  -------------  -------------
Units end of year..............      14,933,512      16,687,571      6,794,241      7,316,140      4,441,107      4,980,428
                                 ==============  ==============  =============  =============  =============  =============

(a) For the period April 28, 2014 to December 31, 2014.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                         MIST INVESCO                  MIST JPMORGAN                MIST JPMORGAN
                                       SMALL CAP GROWTH                  CORE BOND            GLOBAL ACTIVE ALLOCATION
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2015           2014          2015            2014          2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      2,146,901      2,535,916      1,276,456      1,182,573     10,177,694      9,103,629
Units issued and transferred
   from other funding options..        206,964        231,850        287,379        322,133      3,280,055      2,621,745
Units redeemed and transferred
   to other funding options....      (340,091)      (620,865)      (274,052)      (228,250)    (1,514,543)    (1,547,680)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      2,013,774      2,146,901      1,289,783      1,276,456     11,943,206     10,177,694
                                 =============  =============  =============  =============  =============  =============


                                         MIST JPMORGAN             MIST LOOMIS SAYLES              MIST LORD ABBETT
                                        SMALL CAP VALUE              GLOBAL MARKETS                 BOND DEBENTURE
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2015            2014           2015          2014            2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        445,880        471,677        864,355        919,133      7,097,487      8,075,015
Units issued and transferred
   from other funding options..         30,983         48,615        103,967        111,254        205,814        325,204
Units redeemed and transferred
   to other funding options....       (71,256)       (74,412)      (175,465)      (166,032)    (1,081,087)    (1,302,732)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        405,607        445,880        792,857        864,355      6,222,214      7,097,487
                                 =============  =============  =============  =============  =============  =============


                                        MIST MET/EATON               MIST MET/FRANKLIN             MIST MET/TEMPLETON
                                      VANCE FLOATING RATE        LOW DURATION TOTAL RETURN         INTERNATIONAL BOND
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                      2015           2014           2015           2014           2015            2014
                                 --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         375,721        442,672      3,042,569      2,753,599        375,394        406,707
Units issued and transferred
   from other funding options..          31,260         76,210        776,237        880,336         49,285         38,755
Units redeemed and transferred
   to other funding options....        (81,036)      (143,161)      (618,914)      (591,366)       (61,651)       (70,068)
                                 --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         325,945        375,721      3,199,892      3,042,569        363,028        375,394
                                 ==============  =============  =============  =============  =============  =============


                                                                                                       MIST METLIFE
                                       MIST METLIFE ASSET                                               MULTI-INDEX
                                         ALLOCATION 100           MIST METLIFE BALANCED PLUS           TARGETED RISK
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ----------------------------
                                      2015            2014            2015           2014           2015           2014
                                 --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........      11,741,945      13,877,565      10,108,081      9,766,619        632,711        323,641
Units issued and transferred
   from other funding options..         248,704         384,580         857,190      1,217,718      2,709,109        377,009
Units redeemed and transferred
   to other funding options....     (1,474,176)     (2,520,200)     (1,096,594)      (876,256)      (198,949)       (67,939)
                                 --------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............      10,516,473      11,741,945       9,868,677     10,108,081      3,142,871        632,711
                                 ==============  ==============  ==============  =============  =============  =============

                                         MIST METLIFE                     MIST MFS                   MIST MFS RESEARCH
                                        SMALL CAP VALUE            EMERGING MARKETS EQUITY             INTERNATIONAL
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2015           2014            2015           2014            2015           2014
                                 -------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year........      2,229,469       2,514,889      4,494,197       5,244,853      7,049,593      7,613,604
Units issued and transferred
   from other funding options..        125,691         194,475        681,968       1,057,879        490,895        627,185
Units redeemed and transferred
   to other funding options....      (422,785)       (479,895)      (853,295)     (1,808,535)    (1,045,767)    (1,191,196)
                                 -------------  --------------  -------------  --------------  -------------  -------------
Units end of year..............      1,932,375       2,229,469      4,322,870       4,494,197      6,494,721      7,049,593
                                 =============  ==============  =============  ==============  =============  =============


                                       MIST MORGAN STANLEY             MIST OPPENHEIMER                  MIST PANAGORA
                                         MID CAP GROWTH                  GLOBAL EQUITY              GLOBAL DIVERSIFIED RISK
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2015            2014            2015           2014            2015          2014 (a)
                                 --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........       3,399,968       3,870,199       2,653,328      2,701,413          88,081              --
Units issued and transferred
   from other funding options..         165,461         223,114         233,677        391,209          30,973          88,145
Units redeemed and transferred
   to other funding options....       (492,517)       (693,345)       (401,598)      (439,294)        (35,950)            (64)
                                 --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............       3,072,912       3,399,968       2,485,407      2,653,328          83,104          88,081
                                 ==============  ==============  ==============  =============  ==============  ==============

                                          MIST PIMCO                    MIST PIMCO
                                   INFLATION PROTECTED BOND            TOTAL RETURN               MIST PIONEER FUND
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2015           2014          2015            2014          2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      6,336,733      7,016,914     24,952,895     28,505,547      3,916,919      4,579,355
Units issued and transferred
   from other funding options..        500,649        562,534      1,366,625      2,035,604         67,667         81,982
Units redeemed and transferred
   to other funding options....      (997,600)    (1,242,715)    (3,878,840)    (5,588,256)      (549,538)      (744,418)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      5,839,782      6,336,733     22,440,680     24,952,895      3,435,048      3,916,919
                                 =============  =============  =============  =============  =============  =============


                                         MIST PIONEER                 MIST PYRAMIS                   MIST PYRAMIS
                                       STRATEGIC INCOME             GOVERNMENT INCOME                MANAGED RISK
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2015            2014           2015          2014            2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        801,592        754,973        451,201        438,370        515,673        331,304
Units issued and transferred
   from other funding options..         78,441        175,166        172,219        171,381        273,307        287,428
Units redeemed and transferred
   to other funding options....      (125,329)      (128,547)      (155,663)      (158,550)       (95,083)      (103,059)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        754,704        801,592        467,757        451,201        693,897        515,673
                                 =============  =============  =============  =============  =============  =============

(a) For the period April 28, 2014 to December 31, 2014.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                        MIST SCHRODERS                   MIST SSGA                    MIST SSGA
                                      GLOBAL MULTI-ASSET           GROWTH AND INCOME ETF             GROWTH ETF
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2015           2014          2015            2014          2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      7,987,625      8,352,078     10,537,079     11,486,433      3,836,551      4,117,987
Units issued and transferred
   from other funding options..        921,965      1,242,300        242,278        356,916        208,983        387,486
Units redeemed and transferred
   to other funding options....    (1,960,319)    (1,606,753)    (1,224,209)    (1,306,270)      (746,865)      (668,922)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      6,949,271      7,987,625      9,555,148     10,537,079      3,298,669      3,836,551
                                 =============  =============  =============  =============  =============  =============


                                      MIST T. ROWE PRICE           MIST T. ROWE PRICE                  MIST WMC
                                        LARGE CAP VALUE              MID CAP GROWTH               LARGE CAP RESEARCH
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2015            2014           2015          2014            2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      7,848,070      9,112,590      4,901,860      5,748,937        469,413        529,861
Units issued and transferred
   from other funding options..        217,068        354,846        316,900        280,771         37,462         36,675
Units redeemed and transferred
   to other funding options....    (1,140,252)    (1,619,366)      (904,359)    (1,127,848)       (66,837)       (97,123)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      6,924,886      7,848,070      4,314,401      4,901,860        440,038        469,413
                                 =============  =============  =============  =============  =============  =============

                                     MSF BAILLIE GIFFORD               MSF BARCLAYS                 MSF BLACKROCK
                                     INTERNATIONAL STOCK           AGGREGATE BOND INDEX              BOND INCOME
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2015           2014            2015           2014          2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      1,494,334      1,512,891        288,515        216,740      1,410,212      1,437,795
Units issued and transferred
   from other funding options..        112,718        190,447        213,098        162,304        147,883        172,852
Units redeemed and transferred
   to other funding options....      (269,901)      (209,004)      (167,797)       (90,529)      (206,369)      (200,435)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,337,151      1,494,334        333,816        288,515      1,351,726      1,410,212
                                 =============  =============  =============  =============  =============  =============


                                        MSF BLACKROCK                   MSF BLACKROCK                  MSF FRONTIER
                                    CAPITAL APPRECIATION                MONEY MARKET                  MID CAP GROWTH
                                         SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ------------------------------  ----------------------------
                                     2015           2014            2015            2014            2015          2014
                                 -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year........      1,975,533      2,475,614       8,144,077       9,792,353        512,550        595,060
Units issued and transferred
   from other funding options..         49,019         51,221       3,798,595       5,036,835         20,042         15,703
Units redeemed and transferred
   to other funding options....      (254,688)      (551,302)     (4,441,522)     (6,685,111)       (81,494)       (98,213)
                                 -------------  -------------  --------------  --------------  -------------  -------------
Units end of year..............      1,769,864      1,975,533       7,501,150       8,144,077        451,098        512,550
                                 =============  =============  ==============  ==============  =============  =============

                                                                         MSF LOOMIS
                                         MSF JENNISON                   SAYLES SMALL                   MSF MET/ARTISAN
                                            GROWTH                       CAP GROWTH                     MID CAP VALUE
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2015           2014            2015            2014           2015            2014
                                 -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........      8,732,588      10,101,961         920,263      1,040,645       1,977,751       2,247,174
Units issued and transferred
   from other funding options..        306,769         424,740          55,456         82,301          77,017          73,114
Units redeemed and transferred
   to other funding options....    (1,483,629)     (1,794,113)       (153,731)      (202,683)       (302,523)       (342,537)
                                 -------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............      7,555,728       8,732,588         821,988        920,263       1,752,245       1,977,751
                                 =============  ==============  ==============  =============  ==============  ==============


                                      MSF MET/DIMENSIONAL
                                         INTERNATIONAL                   MSF METLIFE                     MSF METLIFE
                                         SMALL COMPANY               ASSET ALLOCATION 20             ASSET ALLOCATION 40
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2015           2014            2015          2014 (a)         2015          2014 (a)
                                 -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........        177,587         180,142         459,058             --      84,501,252              --
Units issued and transferred
   from other funding options..         41,656          37,294         629,030        635,100       1,437,310      94,433,641
Units redeemed and transferred
   to other funding options....       (29,066)        (39,849)       (370,633)      (176,042)    (10,767,246)     (9,932,389)
                                 -------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............        190,177         177,587         717,455        459,058      75,171,316      84,501,252
                                 =============  ==============  ==============  =============  ==============  ==============

                                          MSF METLIFE                    MSF METLIFE                     MSF METLIFE
                                      ASSET ALLOCATION 60            ASSET ALLOCATION 80             MID CAP STOCK INDEX
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2015         2014 (a)          2015          2014 (a)         2015            2014
                                 -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........    168,298,033              --     113,396,391             --         215,497         181,460
Units issued and transferred
   from other funding options..      3,842,198     182,952,418       2,699,816    124,542,160          67,320          82,077
Units redeemed and transferred
   to other funding options....   (17,077,218)    (14,654,385)    (13,196,027)   (11,145,769)        (44,106)        (48,040)
                                 -------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............    155,063,013     168,298,033     102,900,180    113,396,391         238,711         215,497
                                 =============  ==============  ==============  =============  ==============  ==============


                                          MSF METLIFE                                                      MSF MFS
                                          STOCK INDEX               MSF MFS TOTAL RETURN                    VALUE
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2015           2014            2015            2014           2015            2014
                                 -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........      2,387,218       2,514,826       2,313,121      2,545,086       7,443,156       8,446,113
Units issued and transferred
   from other funding options..        222,657         288,794          66,115        120,434         291,884         276,192
Units redeemed and transferred
   to other funding options....      (406,989)       (416,402)       (306,734)      (352,399)       (992,648)     (1,279,149)
                                 -------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............      2,202,886       2,387,218       2,072,502      2,313,121       6,742,392       7,443,156
                                 =============  ==============  ==============  =============  ==============  ==============

(a) For the period April 28, 2014 to December 31, 2014.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                           MSF MSCI                   MSF NEUBERGER
                                          EAFE INDEX                 BERMAN GENESIS            MSF RUSSELL 2000 INDEX
                                          SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2015           2014          2015           2014            2015          2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        186,586        133,676      2,001,920      2,231,279        206,428        205,392
Units issued and transferred
   from other funding options..         83,280         96,242         74,448        129,787         36,441         78,315
Units redeemed and transferred
   to other funding options....       (76,990)       (43,332)      (289,134)      (359,146)       (52,287)       (77,279)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        192,876        186,586      1,787,234      2,001,920        190,582        206,428
                                 =============  =============  =============  =============  =============  =============


                                       MSF T. ROWE PRICE            MSF T. ROWE PRICE             MSF VAN ECK GLOBAL
                                       LARGE CAP GROWTH             SMALL CAP GROWTH               NATURAL RESOURCES
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2015            2014           2015          2014            2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      3,204,113      3,562,045        375,563        429,823        301,045        268,347
Units issued and transferred
   from other funding options..        327,989        367,226         14,696         15,962        154,630         83,497
Units redeemed and transferred
   to other funding options....      (705,279)      (725,158)       (36,206)       (70,222)       (85,693)       (50,799)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      2,826,823      3,204,113        354,053        375,563        369,982        301,045
                                 =============  =============  =============  =============  =============  =============

                                       MSF WESTERN ASSET              MSF WESTERN ASSET                 MSF WMC
                                          MANAGEMENT                     MANAGEMENT                   CORE EQUITY
                                 STRATEGIC BOND OPPORTUNITIES          U.S. GOVERNMENT               OPPORTUNITIES
                                          SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                      2015           2014           2015            2014          2015           2014
                                 -------------  -------------   -------------  -------------  -------------  -------------

Units beginning of year........        247,927        231,415         363,586        448,156      9,536,001     11,167,683
Units issued and transferred
   from other funding options..         31,610         79,163          49,971         32,190        144,994        317,973
Units redeemed and transferred
   to other funding options....       (37,033)       (62,651)        (67,110)      (116,760)    (1,491,444)    (1,949,655)
                                 -------------  -------------   -------------  -------------  -------------  -------------
Units end of year..............        242,504        247,927         346,447        363,586      8,189,551      9,536,001
                                 =============  =============   =============  =============  =============  =============



                                           PIMCO VIT                    PIMCO VIT                      PUTNAM VT
                                          HIGH YIELD                  LOW DURATION                   EQUITY INCOME
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2015            2014           2015          2014            2015           2014
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        311,582        360,577        580,004        616,336        910,786      1,082,521
Units issued and transferred
   from other funding options..         27,012         27,547         65,867         42,091         11,920         23,499
Units redeemed and transferred
   to other funding options....       (62,103)       (76,542)       (77,454)       (78,423)      (137,735)      (195,234)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        276,491        311,582        568,417        580,004        784,971        910,786
                                 =============  =============  =============  =============  =============  =============

                                           PUTNAM VT                        RUSSELL                         RUSSELL
                                       MULTI-CAP GROWTH                AGGRESSIVE EQUITY                   CORE BOND
                                          SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  ------------------------------  -----------------------------
                                      2015            2014            2015            2014            2015            2014
                                 --------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year........          98,391         127,086          74,169          78,396         326,880        360,963
Units issued and transferred
   from other funding options..           4,349           5,033           2,253           2,304           7,675          2,474
Units redeemed and transferred
   to other funding options....        (11,446)        (33,728)        (12,564)         (6,531)        (34,791)       (36,557)
                                 --------------  --------------  --------------  --------------  --------------  -------------
Units end of year..............          91,294          98,391          63,858          74,169         299,764        326,880
                                 ==============  ==============  ==============  ==============  ==============  =============


                                             RUSSELL                         RUSSELL                         RUSSELL
                                  GLOBAL REAL ESTATE SECURITIES        MULTI-STYLE EQUITY                   NON-U.S.
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 -------------------------------  ------------------------------  -----------------------------
                                      2015            2014             2015            2014            2015            2014
                                 --------------  --------------   --------------  --------------  --------------  -------------

Units beginning of year........          27,947          30,369          430,624         468,451         183,050        196,111
Units issued and transferred
   from other funding options..             187             750           14,671           2,158           5,777          2,999
Units redeemed and transferred
   to other funding options....         (4,074)         (3,172)         (85,044)        (39,985)        (26,603)       (16,060)
                                 --------------  --------------   --------------  --------------  --------------  -------------
Units end of year..............          24,060          27,947          360,251         430,624         162,224        183,050
                                 ==============  ==============   ==============  ==============  ==============  =============

(a) For the period April 28, 2014 to December 31, 2014.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2015:

                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  American Funds Global          2015     2,439,297     36.93 - 45.77     108,934,361
     Growth Sub-Account          2014     2,751,181     35.19 - 43.13     115,995,281
                                 2013     2,956,878     35.06 - 42.47     122,929,858
                                 2012     3,288,744     27.66 - 33.12     106,822,886
                                 2011     3,568,963     23.00 - 27.23      95,488,976

  American Funds Global Small    2015       661,511     33.31 - 40.82      26,320,768
     Capitalization Sub-Account  2014       715,805     33.86 - 41.02      28,663,774
                                 2013       749,861     33.79 - 40.47      29,677,012
                                 2012       834,626     26.85 - 31.78      25,978,567
                                 2011       874,335     23.15 - 27.10      23,246,445

  American Funds Growth          2015       452,298   212.42 - 306.61     132,364,951
     Sub-Account                 2014       514,976   202.60 - 289.09     142,491,652
                                 2013       574,333   190.29 - 268.43     147,932,755
                                 2012       647,004   149.07 - 207.87     129,432,083
                                 2011       675,749   128.88 - 177.66     115,994,216

  Deutsche II Government &       2015        20,500     16.80 - 17.82         363,287
     Agency Securities           2014        22,588     17.11 - 18.08         406,056
     Sub-Account                 2013        27,802     16.55 - 17.41         482,012
                                 2012        38,203     17.38 - 18.21         693,006
                                 2011        44,817     17.19 - 17.95         801,100

  Fidelity VIP Equity-Income     2015       237,912     17.72 - 79.17       5,093,334
     Sub-Account                 2014       281,896     18.84 - 83.76       6,294,477
                                 2013       284,993     17.68 - 78.22       6,033,100
                                 2012       296,910     14.08 - 61.99       5,082,102
                                 2011       302,862     12.25 - 53.66       4,481,906

  Fidelity VIP Growth            2015         7,249     17.11 - 17.20         124,010
     Opportunities Sub-Account   2014         8,443     16.43 - 16.52         138,688
                                 2013         8,546     14.85 - 14.93         126,880
                                 2012        10,011     10.92 - 10.98         109,300
                                 2011         9,765       9.26 - 9.31          90,395

  FTVIPT Templeton Foreign VIP   2015     1,344,591     13.03 - 33.74      20,859,605
     Sub-Account                 2014     1,411,437     14.19 - 36.56      23,774,489
                                 2013     1,554,373     16.25 - 41.67      30,101,114
                                 2012     1,747,933     13.46 - 34.33      28,052,934
                                 2011     1,900,147     11.59 - 29.42      26,237,200

  Invesco V.I. International     2015       248,546     14.20 - 30.45       5,437,676
     Growth Sub-Account          2014       263,969     14.66 - 31.68       5,988,396
                                 2013       283,154     14.74 - 32.07       6,558,263
                                 2012       317,002     12.49 - 27.37       6,259,165
                                 2011       353,287     10.90 - 24.06       6,118,917

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  American Funds Global          2015      0.98          0.75 - 1.90          4.92 - 6.14
     Growth Sub-Account          2014      1.15          0.75 - 1.90          0.39 - 1.55
                                 2013      1.23          0.75 - 1.90        26.75 - 28.21
                                 2012      0.89          0.75 - 1.90        20.24 - 21.64
                                 2011      1.41          0.75 - 1.90     (10.60) - (9.56)

  American Funds Global Small    2015        --          0.75 - 1.90      (1.62) - (0.48)
     Capitalization Sub-Account  2014      0.12          0.75 - 1.90          0.20 - 1.36
                                 2013      0.87          0.75 - 1.90        25.87 - 27.32
                                 2012      1.34          0.75 - 1.90        15.94 - 17.29
                                 2011      1.32          0.75 - 1.90    (20.66) - (19.75)

  American Funds Growth          2015      0.58          0.75 - 1.90          4.85 - 6.06
     Sub-Account                 2014      0.78          0.75 - 1.90          6.47 - 7.70
                                 2013      0.92          0.75 - 1.90        27.65 - 29.13
                                 2012      0.79          0.75 - 1.90        15.66 - 17.01
                                 2011      0.64          0.75 - 1.90      (6.08) - (4.99)

  Deutsche II Government &       2015      2.88          1.40 - 1.80      (1.81) - (1.41)
     Agency Securities           2014      2.34          1.40 - 1.80          3.42 - 3.83
     Sub-Account                 2013      3.03          1.40 - 1.80      (4.77) - (4.39)
                                 2012      3.93          1.40 - 1.80          1.08 - 1.49
                                 2011      4.42          1.40 - 1.80          5.55 - 5.97

  Fidelity VIP Equity-Income     2015      2.77          1.30 - 1.90      (6.04) - (5.30)
     Sub-Account                 2014      2.71          1.30 - 1.90          6.44 - 7.21
                                 2013      2.29          1.30 - 1.90        25.42 - 26.37
                                 2012      2.95          1.30 - 1.90        14.84 - 15.67
                                 2011      2.34          1.30 - 1.90      (1.24) - (0.42)

  Fidelity VIP Growth            2015      0.17                 1.40                 4.14
     Opportunities Sub-Account   2014      0.23                 1.40                10.64
                                 2013      0.29                 1.40                35.98
                                 2012      0.41                 1.40                17.94
                                 2011      0.16                 1.40                 0.88

  FTVIPT Templeton Foreign VIP   2015      3.24          0.85 - 1.90      (8.25) - (7.10)
     Sub-Account                 2014      1.91          0.85 - 1.90    (12.81) - (11.64)
                                 2013      2.41          0.85 - 1.90        20.66 - 22.23
                                 2012      3.07          0.85 - 1.90        16.00 - 17.59
                                 2011      1.77          0.85 - 1.90    (12.32) - (11.20)

  Invesco V.I. International     2015      1.35          0.85 - 1.90      (4.45) - (3.17)
     Growth Sub-Account          2014      1.41          0.85 - 1.90      (1.79) - (0.52)
                                 2013      1.09          0.85 - 1.90        16.48 - 18.01
                                 2012      1.34          0.85 - 1.90        13.07 - 14.55
                                 2011      1.38          0.85 - 1.90      (8.74) - (7.53)

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST AB Global                 2015     2,509,143    11.77 - 12.54      31,148,630
     Dynamic Allocation          2014     2,654,329    11.95 - 12.56      33,083,814
     Sub-Account                 2013     2,343,122    11.37 - 11.79      27,463,161
     (Commenced 1/3/2012)        2012     2,054,165    10.44 - 10.68      21,873,079

  MIST Allianz Global Investors  2015       325,715      1.01 - 1.03         330,206
     Dynamic Multi-Asset Plus    2014       158,597      1.04 - 1.05         165,190
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2015    17,709,534    11.98 - 12.89     223,038,172
     Balanced Allocation         2014    19,698,968    12.34 - 13.15     253,918,639
     Sub-Account                 2013    20,252,050    11.90 - 12.56     250,188,184
                                 2012    22,206,090    10.27 - 10.74     235,164,571
                                 2011    23,015,262      9.25 - 9.58     218,152,622

  MIST American Funds Growth     2015    19,442,122    11.92 - 12.92     245,750,884
     Allocation Sub-Account      2014    20,467,140    12.29 - 13.19     264,823,495
                                 2013    20,846,163    11.83 - 12.56     257,567,705
                                 2012    22,492,160     9.68 - 10.17     225,771,481
                                 2011    23,752,669      8.53 - 8.87     208,535,138

  MIST American Funds Growth     2015     2,207,865    13.36 - 14.48      31,283,615
     Sub-Account                 2014     2,298,588    12.84 - 13.78      31,030,886
                                 2013     2,337,771    12.15 - 12.90      29,652,918
                                 2012     2,590,163     9.59 - 10.07      25,736,857
                                 2011     2,895,296      8.39 - 8.69      24,917,298

  MIST American Funds            2015     8,704,425    11.80 - 12.64     107,696,619
     Moderate Allocation         2014     9,534,377    12.15 - 12.90     120,682,614
     Sub-Account                 2013     9,940,708    11.71 - 12.32     120,520,419
                                 2012    11,686,297    10.54 - 11.00     126,809,368
                                 2011    13,006,670     9.72 - 10.05     129,356,533

  MIST AQR Global Risk           2015     1,002,811     9.70 - 10.38      10,103,496
     Balanced Sub-Account        2014     1,180,403    10.96 - 11.57      13,331,418
     (Commenced 1/3/2012)        2013     1,320,863    10.78 - 11.21      14,540,600
                                 2012     1,382,713    11.40 - 11.69      16,016,430

  MIST BlackRock Global          2015     5,126,239    11.10 - 11.88      59,888,787
     Tactical Strategies         2014     5,433,425    11.36 - 11.98      64,277,237
     Sub-Account                 2013     5,138,582    10.96 - 11.40      58,089,937
     (Commenced 1/3/2012)        2012     4,283,793    10.18 - 10.41      44,438,080

  MIST BlackRock High Yield      2015       577,469    21.44 - 28.38      14,342,425
     Sub-Account                 2014       609,988    22.84 - 29.80      16,004,507
                                 2013       669,873    22.60 - 29.06      17,263,570
                                 2012       677,325    21.13 - 26.78      16,244,048
                                 2011       600,616    18.54 - 23.15      12,434,639

  MIST Clarion Global Real       2015     1,794,608    16.56 - 27.35      33,355,379
     Estate Sub-Account          2014     2,046,417    17.18 - 28.08      39,064,246
                                 2013     2,239,020    15.36 - 25.05      38,352,561
                                 2012     2,350,735    15.19 - 24.49      39,516,123
                                 2011     2,528,243    12.34 - 19.66      34,277,327

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST AB Global                 2015      3.29         0.75 - 2.10       (1.51) - (0.17)
     Dynamic Allocation          2014      1.82         0.75 - 2.10           5.12 - 6.55
     Sub-Account                 2013      1.26         0.75 - 2.10          8.84 - 10.32
     (Commenced 1/3/2012)        2012      0.06         0.75 - 2.10           2.93 - 9.26

  MIST Allianz Global Investors  2015      1.57         0.75 - 1.75       (2.70) - (1.72)
     Dynamic Multi-Asset Plus    2014      0.71         0.75 - 1.90           4.02 - 4.83
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2015      1.41         1.30 - 2.25       (2.91) - (1.99)
     Balanced Allocation         2014      1.27         1.30 - 2.25           3.69 - 4.68
     Sub-Account                 2013      1.38         1.30 - 2.25         15.90 - 17.00
                                 2012      1.69         1.30 - 2.25         10.99 - 12.06
                                 2011      1.29         1.30 - 2.25       (4.29) - (3.40)

  MIST American Funds Growth     2015      1.31         1.30 - 2.35       (3.06) - (2.04)
     Allocation Sub-Account      2014      1.02         1.30 - 2.35           3.92 - 5.01
                                 2013      1.03         1.30 - 2.35         22.20 - 23.49
                                 2012      1.21         1.30 - 2.35         13.45 - 14.65
                                 2011      1.11         1.30 - 2.35       (6.95) - (5.96)

  MIST American Funds Growth     2015      0.85         1.30 - 2.35           4.02 - 5.12
     Sub-Account                 2014      0.55         1.30 - 2.35           5.67 - 6.79
                                 2013      0.44         1.30 - 2.35         26.77 - 28.11
                                 2012      0.32         1.30 - 2.35         14.67 - 15.89
                                 2011      0.36         1.30 - 2.25       (6.71) - (5.83)

  MIST American Funds            2015      1.48         1.30 - 2.20       (2.89) - (2.01)
     Moderate Allocation         2014      1.45         1.30 - 2.20           3.79 - 4.72
     Sub-Account                 2013      1.67         1.30 - 2.20         11.05 - 12.05
                                 2012      2.05         1.30 - 2.20           8.42 - 9.40
                                 2011      1.58         1.30 - 2.20       (1.99) - (1.10)

  MIST AQR Global Risk           2015      5.65         0.75 - 2.20     (11.54) - (10.25)
     Balanced Sub-Account        2014        --         0.75 - 2.20           1.73 - 3.22
     (Commenced 1/3/2012)        2013      2.19         0.75 - 2.20       (5.49) - (4.11)
                                 2012      0.01         0.75 - 2.20           3.10 - 9.73

  MIST BlackRock Global          2015      1.55         0.75 - 2.20       (2.28) - (0.85)
     Tactical Strategies         2014      1.09         0.75 - 2.20           3.61 - 5.12
     Sub-Account                 2013      1.30         0.75 - 2.20           7.91 - 9.48
     (Commenced 1/3/2012)        2012        --         0.75 - 2.10           2.75 - 8.32

  MIST BlackRock High Yield      2015      7.94         0.75 - 2.20       (6.14) - (4.76)
     Sub-Account                 2014      5.93         0.75 - 2.20           1.05 - 2.52
                                 2013      6.41         0.75 - 2.20           6.95 - 8.52
                                 2012      6.62         0.75 - 2.20         13.99 - 15.67
                                 2011      6.61         0.75 - 2.20           0.12 - 1.58

  MIST Clarion Global Real       2015      3.85         0.75 - 2.25       (3.60) - (2.14)
     Estate Sub-Account          2014      1.61         0.75 - 2.25         10.75 - 12.42
                                 2013      6.92         0.75 - 2.35           1.14 - 2.77
                                 2012      2.07         0.75 - 2.35         23.05 - 25.04
                                 2011      3.90         0.75 - 2.35       (7.78) - (6.29)

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST ClearBridge Aggressive   2015     6,631,372    11.98 - 20.25      94,887,012
     Growth Sub-Account         2014     7,869,613    12.66 - 21.35     118,710,076
                                2013     7,836,411    10.80 - 18.18     101,728,824
                                2012     8,735,126     7.52 - 12.63      79,321,095
                                2011     9,600,857     6.43 - 10.78      74,857,416

  MIST Goldman Sachs Mid Cap    2015       722,802    19.57 - 22.12      15,223,734
     Value Sub-Account          2014       808,735    22.05 - 24.66      19,070,600
                                2013       926,551    19.93 - 22.07      19,638,139
                                2012     1,049,942    15.38 - 16.85      17,068,463
                                2011     1,161,737    13.34 - 14.45      16,271,354

  MIST Harris Oakmark           2015     2,612,481    21.44 - 24.51      60,470,847
     International Sub-Account  2014     2,546,821    22.97 - 26.00      63,128,946
                                2013     2,725,021    24.93 - 27.96      72,879,342
                                2012     2,920,101    19.54 - 21.71      60,795,216
                                2011     3,341,029    15.46 - 17.02      54,661,488

  MIST Invesco Balanced-Risk    2015    14,933,512      1.01 - 1.06      15,481,955
     Allocation Sub-Account     2014    16,687,571      1.07 - 1.12      18,299,573
     (Commenced 4/30/2012)      2013    18,674,457      1.04 - 1.06      19,667,126
                                2012    17,553,531      1.04 - 1.05      18,405,844

  MIST Invesco Comstock         2015     6,794,241    14.08 - 16.71     109,742,916
     Sub-Account                2014     7,316,140    15.33 - 17.90     126,997,201
                                2013     8,126,377    14.36 - 16.50     130,402,734
                                2012     8,705,476    10.86 - 12.28     104,439,830
                                2011     9,579,280     9.39 - 10.45      98,062,309

  MIST Invesco Mid Cap Value    2015     4,441,107    29.63 - 38.68     159,124,999
     Sub-Account                2014     4,980,428    33.28 - 42.81     198,152,216
                                2013     5,724,070    31.03 - 39.34     210,304,023
                                2012     6,573,235    24.34 - 30.42     187,671,582
                                2011     7,467,200    21.85 - 26.72     188,118,964

  MIST Invesco Small Cap        2015     2,013,774    15.09 - 26.11      48,601,568
     Growth Sub-Account         2014     2,146,901    15.52 - 26.91      53,534,493
                                2013     2,535,916    14.55 - 25.27      59,587,334
                                2012     2,729,300    10.50 - 18.26      46,464,081
                                2011     3,190,859     8.98 - 15.65      46,716,193

  MIST JPMorgan Core Bond       2015     1,289,783    10.28 - 11.06      13,976,305
     Sub-Account                2014     1,276,456    10.46 - 11.15      13,974,606
                                2013     1,182,573    10.18 - 10.75      12,506,234
                                2012     1,511,689    10.74 - 11.23      16,737,665
                                2011     1,642,766    10.47 - 10.84      17,623,360

  MIST JPMorgan Global Active   2015    11,943,206      1.17 - 1.24      14,519,235
     Allocation Sub-Account     2014    10,177,694      1.19 - 1.23      12,428,836
     (Commenced 4/30/2012)      2013     9,103,629      1.13 - 1.16      10,517,817
                                2012     7,003,217      1.04 - 1.05       7,371,189

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST ClearBridge Aggressive   2015      0.23         0.75 - 2.35       (6.27) - (4.75)
     Growth Sub-Account         2014      0.14         0.75 - 2.35         16.13 - 18.00
                                2013      0.25         0.75 - 2.35         42.22 - 44.51
                                2012      0.04         0.75 - 2.35         15.74 - 17.62
                                2011      0.01         0.75 - 2.35         (3.63) - 2.12

  MIST Goldman Sachs Mid Cap    2015      0.65         1.30 - 2.35     (11.23) - (10.29)
     Value Sub-Account          2014      0.55         1.30 - 2.35         10.60 - 11.77
                                2013      0.90         1.30 - 2.35         29.57 - 30.94
                                2012      0.60         1.30 - 2.35         15.36 - 16.58
                                2011      0.50         1.30 - 2.35       (8.46) - (7.50)

  MIST Harris Oakmark           2015      3.10         1.30 - 2.35       (6.74) - (5.76)
     International Sub-Account  2014      2.40         1.30 - 2.35       (7.98) - (7.01)
                                2013      2.48         1.30 - 2.35         27.46 - 28.80
                                2012      1.64         1.30 - 2.35         26.24 - 27.58
                                2011        --         1.30 - 2.35     (16.24) - (15.36)

  MIST Invesco Balanced-Risk    2015      2.82         0.75 - 2.20       (6.29) - (4.92)
     Allocation Sub-Account     2014        --         0.75 - 2.20           3.28 - 4.79
     (Commenced 4/30/2012)      2013        --         0.75 - 2.20         (0.36) - 1.10
                                2012      0.57         0.75 - 2.20           3.13 - 4.14

  MIST Invesco Comstock         2015      2.86         0.75 - 2.35       (8.16) - (6.67)
     Sub-Account                2014      0.94         0.75 - 2.35           6.77 - 8.50
                                2013      1.08         0.75 - 2.35         32.25 - 34.38
                                2012      1.29         0.75 - 2.35         15.67 - 17.54
                                2011      1.12         0.75 - 2.35       (3.76) - (2.22)

  MIST Invesco Mid Cap Value    2015      0.50         0.75 - 2.20      (10.96) - (9.53)
     Sub-Account                2014      0.52         0.75 - 2.20           7.26 - 9.03
                                2013      0.77         0.75 - 2.20         27.47 - 29.52
                                2012      0.47         0.75 - 2.20         12.19 - 14.02
                                2011      0.57         0.75 - 2.15       (5.75) - (4.28)

  MIST Invesco Small Cap        2015      0.01         1.30 - 2.35       (3.99) - (2.79)
     Growth Sub-Account         2014        --         1.30 - 2.35           5.40 - 6.68
                                2013      0.24         1.30 - 2.35         36.92 - 38.58
                                2012        --         1.30 - 2.35         15.47 - 16.85
                                2011        --         1.30 - 2.35       (3.37) - (2.22)

  MIST JPMorgan Core Bond       2015      2.32         1.30 - 2.25       (1.75) - (0.81)
     Sub-Account                2014      1.41         1.30 - 2.25           2.75 - 3.73
                                2013      0.28         1.30 - 2.25       (4.95) - (4.05)
                                2012      2.52         1.30 - 2.25           2.57 - 3.55
                                2011      2.22         1.30 - 2.25           3.44 - 4.42

  MIST JPMorgan Global Active   2015      2.72         0.75 - 2.15         (1.25) - 0.14
     Allocation Sub-Account     2014      1.09         0.75 - 2.15           4.70 - 6.18
     (Commenced 4/30/2012)      2013      0.09         0.75 - 2.20          8.57 - 10.16
                                2012      0.64         0.75 - 2.20           3.12 - 4.13

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  MIST JPMorgan Small Cap        2015       405,607     17.25 - 19.50       7,786,967
     Value Sub-Account           2014       445,880     18.99 - 21.23       9,322,634
                                 2013       471,677     18.55 - 20.49       9,530,735
                                 2012       515,860     14.22 - 15.53       7,917,855
                                 2011       530,589     12.57 - 13.57       7,126,054

  MIST Loomis Sayles Global      2015       792,857     15.68 - 17.35      13,296,474
     Markets Sub-Account         2014       864,355     15.85 - 17.37      14,577,450
                                 2013       919,133     15.69 - 17.00      15,197,549
                                 2012     1,042,691     13.71 - 14.71      14,977,462
                                 2011       962,736     12.01 - 12.74      12,022,681

  MIST Lord Abbett Bond          2015     6,222,214     23.21 - 32.11     181,957,521
     Debenture Sub-Account       2014     7,097,487     23.85 - 33.07     214,938,971
                                 2013     8,075,015     22.88 - 31.79     236,290,033
                                 2012     9,203,760     19.43 - 29.66     252,466,645
                                 2011    10,339,658     19.01 - 26.46     254,363,555

  MIST Met/Eaton Vance           2015       325,945     10.26 - 10.89       3,469,835
     Floating Rate Sub-Account   2014       375,721     10.59 - 11.12       4,103,881
                                 2013       442,672     10.76 - 11.18       4,880,212
                                 2012       317,752     10.61 - 10.91       3,433,894
                                 2011       213,777     10.15 - 10.30       2,191,750

  MIST Met/Franklin Low          2015     3,199,892      9.43 - 10.10      31,741,708
     Duration Total Return       2014     3,042,569      9.70 - 10.24      30,718,840
     Sub-Account                 2013     2,753,599      9.82 - 10.21      27,817,040
     (Commenced 5/2/2011)        2012     1,766,562      9.92 - 10.16      17,845,860
                                 2011     1,106,536       9.72 - 9.81      10,825,502

  MIST Met/Templeton             2015       363,028     12.36 - 13.25       4,753,496
     International Bond          2014       375,394     13.13 - 13.93       5,173,631
     Sub-Account                 2013       406,707     13.21 - 13.88       5,578,711
                                 2012       400,203     13.32 - 13.84       5,481,320
                                 2011       352,964     11.86 - 12.20       4,276,366

  MIST MetLife Asset             2015    10,516,473     13.38 - 17.07     164,241,529
     Allocation 100 Sub-Account  2014    11,741,945     13.85 - 17.55     190,098,691
                                 2013    13,877,565     13.36 - 16.82     217,076,586
                                 2012    14,537,359     10.46 - 13.09     178,338,412
                                 2011    15,775,326      9.09 - 11.30     168,280,842

  MIST MetLife Balanced Plus     2015     9,868,677     11.54 - 12.44     121,397,195
     Sub-Account                 2014    10,108,081     12.39 - 13.07     130,987,679
     (Commenced 1/3/2012)        2013     9,766,619     11.55 - 12.01     116,669,137
                                 2012     7,650,490     10.33 - 10.58      80,785,959

  MIST MetLife Multi-Index       2015     3,142,871      1.16 - 12.10       5,960,197
     Targeted Risk Sub-Account   2014       632,711      1.20 - 12.34       1,705,989
     (Commenced 11/12/2012 and   2013       323,641      1.12 - 11.22         377,861
     began transactions in 2013)



                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST JPMorgan Small Cap        2015      1.13          0.75 - 1.90      (9.18) - (8.12)
     Value Sub-Account           2014      0.88          0.75 - 1.90          2.41 - 3.59
                                 2013      0.49          0.75 - 1.90        30.40 - 31.91
                                 2012      0.64          0.75 - 1.90        13.18 - 14.49
                                 2011      1.47          0.75 - 1.90    (12.05) - (11.03)

  MIST Loomis Sayles Global      2015      1.57          1.30 - 2.35      (1.12) - (0.08)
     Markets Sub-Account         2014      2.02          1.30 - 2.35          1.06 - 2.13
                                 2013      2.37          1.30 - 2.35        14.41 - 15.62
                                 2012      2.34          1.30 - 2.35        14.20 - 15.41
                                 2011      2.49          1.30 - 2.35      (3.77) - (2.75)

  MIST Lord Abbett Bond          2015      5.49          0.75 - 2.35      (4.45) - (2.71)
     Debenture Sub-Account       2014      5.69          0.75 - 2.35          2.39 - 4.23
                                 2013      6.79          0.75 - 2.35          5.47 - 7.25
                                 2012      7.24          0.75 - 2.35        10.31 - 12.23
                                 2011      6.07          0.75 - 2.35          2.04 - 3.94

  MIST Met/Eaton Vance           2015      3.55          1.30 - 2.35      (3.14) - (2.12)
     Floating Rate Sub-Account   2014      3.36          1.30 - 2.35      (1.60) - (0.57)
                                 2013      3.46          1.30 - 2.35          1.42 - 2.50
                                 2012      3.04          1.30 - 2.35          4.83 - 5.94
                                 2011      2.21          1.30 - 2.20        (0.16) - 0.69

  MIST Met/Franklin Low          2015      3.03          0.75 - 2.20      (2.79) - (1.36)
     Duration Total Return       2014      2.11          0.75 - 2.20        (1.14) - 0.30
     Sub-Account                 2013      1.37          0.75 - 2.20        (1.04) - 0.40
     (Commenced 5/2/2011)        2012      1.86          0.75 - 2.20          2.11 - 3.61
                                 2011        --          0.75 - 2.05      (2.63) - (1.79)

  MIST Met/Templeton             2015      8.12          0.75 - 1.80      (5.87) - (4.88)
     International Bond          2014      4.55          0.75 - 1.80        (0.66) - 0.38
     Sub-Account                 2013      1.99          0.75 - 1.80        (0.77) - 0.28
                                 2012      9.65          0.75 - 1.80        12.24 - 13.43
                                 2011      6.06          0.75 - 1.80      (2.10) - (1.07)

  MIST MetLife Asset             2015      1.30          0.75 - 2.35      (4.28) - (2.74)
     Allocation 100 Sub-Account  2014      0.73          0.75 - 2.35          2.65 - 4.30
                                 2013      0.76          0.75 - 2.35        26.50 - 28.54
                                 2012      0.64          0.75 - 2.35        14.02 - 15.87
                                 2011      1.12          0.75 - 2.35      (7.96) - (6.47)

  MIST MetLife Balanced Plus     2015      2.11          0.75 - 2.35      (6.32) - (4.80)
     Sub-Account                 2014      1.75          0.75 - 2.20          7.26 - 8.83
     (Commenced 1/3/2012)        2013      1.17          0.75 - 2.20        11.87 - 13.51
                                 2012        --          0.75 - 2.20         4.08 - 12.26

  MIST MetLife Multi-Index       2015      1.20          0.75 - 2.10      (3.26) - (1.95)
     Targeted Risk Sub-Account   2014        --          0.75 - 2.10          6.99 - 8.44
     (Commenced 11/12/2012 and   2013      0.40          0.75 - 1.95         4.18 - 12.10
     began transactions in 2013)



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST MetLife Small Cap         2015     1,932,375    20.08 - 25.72      42,344,849
     Value Sub-Account           2014     2,229,469    21.73 - 27.52      52,562,409
                                 2013     2,514,889    21.87 - 27.37      59,255,307
                                 2012     2,744,669    16.91 - 20.89      49,647,860
                                 2011     3,218,372    14.67 - 17.92      50,131,398

  MIST MFS Emerging Markets      2015     4,322,870     7.91 - 15.64      38,672,360
     Equity Sub-Account          2014     4,494,197     9.40 - 18.37      47,209,408
                                 2013     5,244,853    10.29 - 19.86      59,292,583
                                 2012     4,605,777    11.09 - 21.16      56,184,457
                                 2011     5,082,239     9.55 - 18.02      52,679,213

  MIST MFS Research              2015     6,494,721    13.59 - 23.75     106,874,590
     International Sub-Account   2014     7,049,593    14.15 - 24.32     119,840,057
                                 2013     7,613,604    15.55 - 26.30     141,100,546
                                 2012     8,474,288    13.34 - 22.18     133,415,326
                                 2011     9,028,217    11.69 - 19.12     123,865,118

  MIST Morgan Stanley Mid Cap    2015     3,072,912    16.30 - 19.77      56,830,754
     Growth Sub-Account          2014     3,399,968    17.49 - 20.95      66,846,250
                                 2013     3,870,199    17.65 - 20.86      76,130,580
                                 2012     4,428,112    12.94 - 15.10      63,342,932
                                 2011     4,659,921    12.07 - 13.90      61,573,810

  MIST Oppenheimer Global        2015     2,485,407     1.21 - 29.49      44,037,305
     Equity Sub-Account          2014     2,653,328     1.18 - 28.59      47,270,650
                                 2013     2,701,413     1.16 - 28.20      51,152,278
                                 2012     1,019,300    18.63 - 22.35      21,942,397
                                 2011     1,147,037    15.67 - 18.58      20,591,996

  MIST PanAgora Global           2015        83,104      0.96 - 0.98          79,969
     Diversified Risk            2014        88,081      1.03 - 1.04          91,098
     Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2015     5,839,782    12.49 - 15.30      83,573,880
     Protected Bond Sub-Account  2014     6,336,733    13.20 - 15.91      94,603,086
                                 2013     7,016,914    13.13 - 15.58     102,943,846
                                 2012     7,448,982    14.82 - 17.30     121,500,435
                                 2011     7,526,508    13.90 - 15.97     113,654,208

  MIST PIMCO Total Return        2015    22,440,680    15.57 - 19.84     408,353,492
     Sub-Account                 2014    24,952,895    15.92 - 19.95     459,097,636
                                 2013    28,505,547    15.63 - 19.26     508,804,270
                                 2012    31,210,077    16.29 - 19.76     572,578,074
                                 2011    32,853,798    15.25 - 18.19     558,129,340

  MIST Pioneer Fund              2015     3,435,048    15.69 - 31.76      81,453,788
     Sub-Account                 2014     3,916,919    15.90 - 31.98      93,861,327
                                 2013     4,579,355    14.50 - 28.98      99,844,002
                                 2012     5,289,087    11.05 - 21.94      87,399,431
                                 2011     5,949,995    10.14 - 19.99      88,342,563



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST MetLife Small Cap         2015      0.10         1.30 - 2.35       (7.61) - (6.43)
     Value Sub-Account           2014      0.05         1.30 - 2.35         (0.65) - 0.55
                                 2013      0.96         1.30 - 2.35         29.37 - 30.97
                                 2012        --         1.30 - 2.35         15.23 - 16.62
                                 2011      1.12         1.30 - 2.35      (11.09) - (9.96)

  MIST MFS Emerging Markets      2015      1.84         0.75 - 2.35     (15.82) - (14.46)
     Equity Sub-Account          2014      0.85         0.75 - 2.35       (8.69) - (7.22)
                                 2013      1.08         0.75 - 2.35       (7.19) - (5.69)
                                 2012      0.76         0.75 - 2.35         16.12 - 18.00
                                 2011      1.48         0.75 - 2.35     (20.59) - (19.31)

  MIST MFS Research              2015      2.77         0.75 - 2.25       (3.96) - (2.33)
     International Sub-Account   2014      2.28         0.75 - 2.25       (9.02) - (7.52)
                                 2013      2.60         0.75 - 2.35         16.49 - 18.57
                                 2012      1.96         0.75 - 2.35         13.98 - 15.98
                                 2011      1.94         0.75 - 2.35     (12.79) - (11.19)

  MIST Morgan Stanley Mid Cap    2015        --         0.75 - 1.90       (6.81) - (5.59)
     Growth Sub-Account          2014      0.01         0.75 - 1.90         (0.89) - 0.43
                                 2013      0.65         0.75 - 1.90         36.41 - 38.12
                                 2012        --         0.75 - 1.90           7.21 - 8.62
                                 2011      0.61         0.75 - 1.90       (8.67) - (7.45)

  MIST Oppenheimer Global        2015      0.94         0.75 - 1.90           1.98 - 3.29
     Equity Sub-Account          2014      0.83         0.75 - 1.90           0.22 - 1.54
                                 2013      1.02         0.75 - 1.90         15.71 - 26.16
                                 2012      1.40         0.75 - 1.90         18.88 - 20.27
                                 2011      1.75         0.75 - 1.90      (10.12) - (9.09)

  MIST PanAgora Global           2015      0.51         0.75 - 1.70       (7.07) - (6.18)
     Diversified Risk            2014      0.42         0.75 - 1.70           3.37 - 4.04
     Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2015      4.93         0.75 - 2.35       (5.36) - (3.83)
     Protected Bond Sub-Account  2014      1.54         0.75 - 2.35           0.50 - 2.12
                                 2013      2.16         0.75 - 2.35      (11.38) - (9.95)
                                 2012      3.02         0.75 - 2.35           6.58 - 8.31
                                 2011      1.61         0.75 - 2.35          8.56 - 10.31

  MIST PIMCO Total Return        2015      5.31         0.75 - 2.35       (2.32) - (0.57)
     Sub-Account                 2014      2.36         0.75 - 2.35           1.77 - 3.61
                                 2013      4.27         0.75 - 2.35       (4.19) - (2.55)
                                 2012      3.17         0.75 - 2.35           6.72 - 8.63
                                 2011      2.67         0.75 - 2.35           0.78 - 2.55

  MIST Pioneer Fund              2015      1.23         0.75 - 2.20       (2.42) - (0.68)
     Sub-Account                 2014      1.67         0.75 - 2.20          8.52 - 10.33
                                 2013      3.25         0.75 - 2.20         29.83 - 32.08
                                 2012      1.52         0.75 - 1.95           8.23 - 9.76
                                 2011      1.23         0.75 - 1.95       (6.70) - (5.26)



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  -------------
  MIST Pioneer Strategic        2015       754,704     13.13 - 32.91     16,389,448
     Income Sub-Account         2014       801,592     13.62 - 33.59     18,060,018
                                2013       754,973     13.33 - 32.36     16,641,496
                                2012       624,096     13.43 - 32.11     14,636,515
                                2011       610,107     12.32 - 28.98     12,748,172

  MIST Pyramis Government       2015       467,757     10.42 - 11.15      5,156,568
     Income Sub-Account         2014       451,201     10.71 - 11.19      5,010,596
     (Commenced 1/3/2012)       2013       438,370     10.11 - 10.48      4,570,971
                                2012       544,311     10.81 - 11.06      5,996,997

  MIST Pyramis Managed Risk     2015       693,897     10.98 - 11.42      7,766,896
     Sub-Account                2014       515,673     11.36 - 11.65      5,915,908
     (Commenced 4/29/2013)      2013       331,304     10.69 - 10.80      3,558,035

  MIST Schroders Global         2015     6,949,271       1.17 - 1.23      8,392,160
     Multi-Asset Sub-Account    2014     7,987,625       1.21 - 1.25      9,869,799
     (Commenced 4/30/2012)      2013     8,352,078       1.14 - 1.17      9,704,669
                                2012     5,045,943       1.06 - 1.07      5,397,219

  MIST SSGA Growth and Income   2015     9,555,148     13.41 - 15.56    142,277,778
     ETF Sub-Account            2014    10,537,079     13.98 - 15.99    161,695,055
                                2013    11,486,433     13.50 - 15.22    168,487,815
                                2012    12,363,629     12.22 - 13.58    162,452,437
                                2011    12,724,330     11.07 - 12.13    149,799,689

  MIST SSGA Growth ETF          2015     3,298,669     13.24 - 15.36     47,115,565
     Sub-Account                2014     3,836,551     13.85 - 15.84     56,855,881
                                2013     4,117,987     13.44 - 15.14     58,808,947
                                2012     4,134,490     11.63 - 12.92     50,750,185
                                2011     4,414,150     10.44 - 11.32     47,811,625

  MIST T. Rowe Price Large Cap  2015     6,924,886     23.89 - 90.32    535,758,843
     Value Sub-Account          2014     7,848,070     24.91 - 94.21    637,621,963
                                2013     9,112,590     22.13 - 83.67    661,694,916
                                2012    10,675,620     16.64 - 62.93    586,755,456
                                2011    12,522,601     14.19 - 53.66    590,684,856

  MIST T. Rowe Price Mid Cap    2015     4,314,401     15.88 - 19.35     75,659,023
     Growth Sub-Account         2014     4,901,860     15.22 - 18.30     81,905,190
                                2013     5,748,937     13.81 - 16.36     86,470,627
                                2012     6,292,266     10.34 - 12.08     70,400,134
                                2011     6,972,220      9.30 - 10.72     69,666,727

  MIST WMC Large Cap Research   2015       440,038     14.45 - 17.73      7,612,595
     Sub-Account                2014       469,413     14.11 - 17.11      7,846,047
                                2013       529,861     12.68 - 15.20      7,879,461
                                2012       593,073      9.63 - 11.41      6,609,137
                                2011       526,928      8.66 - 10.15      5,254,597

  MSF Baillie Gifford           2015     1,337,151      8.59 - 15.30     15,812,446
     International Stock        2014     1,494,334      8.99 - 15.78     18,395,360
     Sub-Account                2013     1,512,891      9.52 - 16.46     19,482,882
                                2012       407,507      8.38 - 14.42      5,455,286
                                2011       430,001      7.11 - 12.18      4,882,027

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Pioneer Strategic        2015       5.01        0.75 - 2.20       (3.60) - (2.03)
     Income Sub-Account         2014       4.87        0.75 - 2.20           2.17 - 3.80
                                2013       4.55        0.75 - 2.20         (0.80) - 0.79
                                2012       4.74        0.75 - 2.20          9.02 - 10.79
                                2011       4.46        0.75 - 2.20           1.22 - 2.86

  MIST Pyramis Government       2015       2.21        0.75 - 2.20       (1.76) - (0.32)
     Income Sub-Account         2014       2.52        0.75 - 1.95           5.48 - 6.75
     (Commenced 1/3/2012)       2013       1.54        0.75 - 2.10       (6.50) - (5.23)
                                2012       0.01        0.75 - 2.10           1.07 - 2.37

  MIST Pyramis Managed Risk     2015       0.75        0.75 - 2.20       (3.40) - (1.99)
     Sub-Account                2014         --        0.75 - 2.20           6.28 - 7.83
     (Commenced 4/29/2013)      2013       1.43        0.75 - 2.20           4.69 - 5.72

  MIST Schroders Global         2015       1.03        0.75 - 2.20       (3.04) - (1.62)
     Multi-Asset Sub-Account    2014       1.29        0.75 - 2.20           5.39 - 6.93
     (Commenced 4/30/2012)      2013       0.01        0.75 - 2.20           7.72 - 9.29
                                2012       1.42        0.75 - 2.00           5.25 - 6.14

  MIST SSGA Growth and Income   2015       2.30        0.75 - 2.20       (4.10) - (2.70)
     ETF Sub-Account            2014       2.26        0.75 - 2.20           3.51 - 5.02
                                2013       2.51        0.75 - 2.20         10.47 - 12.09
                                2012       2.36        0.75 - 2.20         10.38 - 12.00
                                2011       1.68        0.75 - 2.20         (1.13) - 0.31

  MIST SSGA Growth ETF          2015       2.01        0.75 - 2.20       (4.44) - (3.04)
     Sub-Account                2014       1.88        0.75 - 2.20           3.09 - 4.59
                                2013       2.05        0.75 - 2.20         15.50 - 17.19
                                2012       1.95        0.75 - 2.20         12.52 - 14.17
                                2011       1.58        0.75 - 2.05       (4.12) - (2.86)

  MIST T. Rowe Price Large Cap  2015       1.59        0.75 - 2.35       (5.83) - (4.13)
     Value Sub-Account          2014       1.42        0.75 - 2.35         10.65 - 12.60
                                2013       1.63        0.75 - 2.35         30.67 - 32.96
                                2012       1.56        0.75 - 2.35         15.22 - 17.27
                                2011       0.75        0.75 - 2.35       (6.24) - (4.58)

  MIST T. Rowe Price Mid Cap    2015         --        0.85 - 2.35           4.20 - 5.77
     Growth Sub-Account         2014         --        0.85 - 2.35         10.16 - 11.82
                                2013       0.23        0.85 - 2.35         33.41 - 35.42
                                2012         --        0.85 - 2.35         11.03 - 12.72
                                2011         --        0.85 - 2.35       (3.93) - (2.48)

  MIST WMC Large Cap Research   2015       0.73        0.75 - 1.90           2.45 - 3.63
     Sub-Account                2014       0.72        0.75 - 1.90         11.28 - 12.57
                                2013       1.19        0.75 - 1.90         31.65 - 33.17
                                2012       0.95        0.75 - 1.90         11.18 - 12.47
                                2011       0.81        0.75 - 1.90       (1.71) - (0.58)

  MSF Baillie Gifford           2015       1.45        0.85 - 2.35       (4.44) - (3.00)
     International Stock        2014       1.24        0.85 - 2.35       (5.59) - (4.16)
     Sub-Account                2013       0.52        0.85 - 2.35          9.60 - 14.16
                                2012       1.11        0.85 - 1.90         17.11 - 18.35
                                2011       1.58        0.85 - 1.90     (21.63) - (20.81)

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  MSF Barclays Aggregate Bond     2015       333,816     1.77 - 18.47       5,532,608
     Index Sub-Account            2014       288,515     1.79 - 18.62       4,852,862
                                  2013       216,740     1.71 - 17.79       3,330,462
                                  2012       192,855    14.98 - 17.02       3,109,297
                                  2011       175,717    14.79 - 16.65       2,752,709

  MSF BlackRock Bond Income       2015     1,351,726    50.73 - 73.61      93,001,734
     Sub-Account                  2014     1,410,212    51.53 - 73.91      97,653,432
                                  2013     1,437,795    49.17 - 69.72      93,928,276
                                  2012     1,413,863    50.63 - 70.96      93,742,723
                                  2011     1,437,066    48.10 - 66.65      89,516,238

  MSF BlackRock Capital           2015     1,769,864     2.02 - 56.92      10,853,029
     Appreciation Sub-Account     2014     1,975,533     1.93 - 53.96      10,873,841
                                  2013     2,475,614     1.80 - 49.93      11,748,732
                                  2012     2,764,842     1.36 - 37.48       9,869,170
                                  2011     3,186,827     1.20 - 33.02       9,935,283

  MSF BlackRock Money Market      2015     7,501,150     8.73 - 10.87      72,197,981
     Sub-Account                  2014     8,144,077     8.92 - 10.95      79,776,703
                                  2013     9,792,353     9.13 - 11.03      97,827,704
                                  2012    11,671,729     9.33 - 11.11     118,277,869
                                  2011    12,722,462     9.55 - 11.20     130,635,278

  MSF Frontier Mid Cap Growth     2015       451,098    17.73 - 20.04       8,635,312
     Sub-Account                  2014       512,550    17.69 - 19.79       9,719,764
     (Commenced 4/29/2013)        2013       595,060    16.33 - 18.08      10,360,655

  MSF Jennison Growth             2015     7,555,728     9.18 - 26.79     129,659,658
     Sub-Account                  2014     8,732,588     8.41 - 24.45     137,871,330
                                  2013    10,101,961     7.84 - 22.67     148,420,105
                                  2012    11,335,513     5.81 - 16.72     123,848,829
                                  2011     4,345,644     5.10 - 14.60      49,789,424

  MSF Loomis Sayles Small Cap     2015       821,988    16.06 - 19.02      14,739,169
     Growth Sub-Account           2014       920,263    16.14 - 18.89      16,437,900
                                  2013     1,040,645    16.30 - 18.86      18,599,238
                                  2012     1,207,677    11.19 - 12.80      14,713,432
                                  2011     1,364,085    10.29 - 11.63      15,165,191

  MSF Met/Artisan Mid Cap         2015     1,752,245    17.04 - 19.51      32,306,647
     Value Sub-Account            2014     1,977,751    19.30 - 21.88      41,046,463
                                  2013     2,247,174    19.41 - 21.81      46,665,594
                                  2012     2,399,851    14.54 - 16.18      37,104,282
                                  2011     2,732,053    13.33 - 14.69      38,493,096

  MSF Met/Dimensional             2015       190,177    18.87 - 20.94       3,794,658
     International Small Company  2014       177,587    18.24 - 19.95       3,407,349
     Sub-Account                  2013       180,142    19.99 - 21.54       3,758,039
                                  2012       132,829    16.05 - 17.01       2,209,316
                                  2011       165,015    13.88 - 14.54       2,355,244

  MSF MetLife Asset               2015       717,455    12.86 - 15.02       9,970,866
     Allocation 20 Sub-Account    2014       459,058    13.22 - 15.22       6,509,122
     (Commenced 4/28/2014)

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF Barclays Aggregate Bond     2015      2.75         0.75 - 2.20       (2.23) - (0.80)
     Index Sub-Account            2014      2.64         0.75 - 2.20           3.17 - 4.67
                                  2013      3.04         0.75 - 2.20       (4.69) - (3.74)
                                  2012      3.51         1.30 - 2.20           1.32 - 2.24
                                  2011      3.07         1.30 - 2.20           4.83 - 5.77

  MSF BlackRock Bond Income       2015      3.68         0.75 - 1.90       (1.55) - (0.41)
     Sub-Account                  2014      3.26         0.75 - 1.90           4.80 - 6.01
                                  2013      3.75         0.75 - 1.90       (2.87) - (1.75)
                                  2012      2.52         0.75 - 1.90           5.25 - 6.48
                                  2011      3.71         0.75 - 1.90           4.31 - 5.51

  MSF BlackRock Capital           2015        --         0.75 - 1.90           4.28 - 5.48
     Appreciation Sub-Account     2014      0.06         0.75 - 1.90           6.85 - 8.08
                                  2013      0.84         0.75 - 1.90         31.69 - 33.22
                                  2012      0.32         0.75 - 1.90         12.21 - 13.51
                                  2011      0.19         0.75 - 1.80      (10.57) - (9.63)

  MSF BlackRock Money Market      2015        --         0.75 - 2.35       (2.32) - (0.75)
     Sub-Account                  2014        --         0.75 - 2.35       (2.32) - (0.75)
                                  2013        --         0.75 - 2.35       (2.32) - (0.75)
                                  2012        --         0.75 - 2.35       (2.34) - (0.75)
                                  2011        --         0.75 - 2.35       (2.32) - (0.74)

  MSF Frontier Mid Cap Growth     2015        --         1.30 - 2.35           0.22 - 1.28
     Sub-Account                  2014        --         1.30 - 2.35           8.30 - 9.44
     (Commenced 4/29/2013)        2013        --         1.30 - 2.35         19.21 - 20.07

  MSF Jennison Growth             2015      0.03         0.75 - 2.35           7.97 - 9.71
     Sub-Account                  2014      0.05         0.75 - 2.35           6.22 - 7.93
                                  2013      0.23         0.75 - 2.35         33.56 - 35.71
                                  2012      0.01         0.75 - 2.35        (3.90) - 14.69
                                  2011      0.06         0.75 - 2.35       (2.11) - (0.53)

  MSF Loomis Sayles Small Cap     2015        --         0.75 - 1.90         (0.48) - 0.67
     Growth Sub-Account           2014        --         0.75 - 1.90         (0.97) - 0.18
                                  2013        --         0.75 - 1.90         45.59 - 47.27
                                  2012        --         0.75 - 1.90          8.80 - 10.06
                                  2011        --         0.75 - 1.90           0.82 - 1.98

  MSF Met/Artisan Mid Cap         2015      0.92         1.30 - 2.35     (11.76) - (10.83)
     Value Sub-Account            2014      0.53         1.30 - 2.35         (0.69) - 0.36
                                  2013      0.76         1.30 - 2.35         33.34 - 34.75
                                  2012      0.79         1.30 - 2.35          8.98 - 10.13
                                  2011      0.78         1.30 - 2.35           4.02 - 5.11

  MSF Met/Dimensional             2015      1.66         0.75 - 2.20           3.45 - 4.96
     International Small Company  2014      2.05         0.75 - 2.20       (8.73) - (7.39)
     Sub-Account                  2013      1.43         0.75 - 2.20         24.83 - 26.65
                                  2012      2.31         0.75 - 2.15         15.38 - 17.02
                                  2011      2.33         0.75 - 2.15     (18.07) - (16.88)

  MSF MetLife Asset               2015      2.27         0.75 - 2.20       (2.75) - (1.33)
     Allocation 20 Sub-Account    2014        --         0.75 - 2.20           1.43 - 2.43
     (Commenced 4/28/2014)

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MSF MetLife Asset             2015    75,171,316    12.97 - 15.51   1,102,776,836
     Allocation 40 Sub-Account  2014    84,501,252    13.43 - 15.80   1,268,860,895
     (Commenced 4/28/2014)

  MSF MetLife Asset             2015   155,063,013    13.29 - 16.61   2,423,700,431
     Allocation 60 Sub-Account  2014   168,298,033    13.65 - 16.95   2,696,470,979
     (Commenced 4/28/2014)

  MSF MetLife Asset             2015   102,900,180    13.38 - 17.15   1,583,646,939
     Allocation 80 Sub-Account  2014   113,396,391    13.81 - 17.57   1,801,099,928
     (Commenced 4/28/2014)

  MSF MetLife Mid Cap Stock     2015       238,711    22.32 - 26.27       5,875,895
     Index Sub-Account          2014       215,497    23.48 - 27.35       5,502,778
                                2013       181,460    22.01 - 25.37       4,308,813
                                2012       157,701    17.30 - 19.36       2,885,826
                                2011       128,329    15.08 - 16.72       2,022,706

  MSF MetLife Stock Index       2015     2,202,886    15.02 - 19.86      41,518,624
     Sub-Account                2014     2,387,218    15.06 - 19.94      45,315,772
                                2013     2,514,826    13.47 - 17.86      42,940,270
                                2012     2,675,025    10.35 - 13.74      35,257,651
                                2011     2,855,765     9.06 - 12.06      33,187,748

  MSF MFS Total Return          2015     2,072,502    16.43 - 72.73      89,837,469
     Sub-Account                2014     2,313,121    16.79 - 73.57     102,015,958
                                2013     2,545,086    15.78 - 68.40     106,290,336
                                2012     2,882,861    13.54 - 58.06     101,343,003
                                2011     3,108,333    12.38 - 52.56      97,826,866

  MSF MFS Value Sub-Account     2015     6,742,392    12.69 - 26.49     172,254,488
                                2014     7,443,156    13.03 - 26.79     192,672,878
                                2013     8,446,113    12.05 - 24.41     199,810,139
                                2012     2,908,311    15.39 - 18.17      51,556,774
                                2011     2,696,793    13.48 - 15.74      41,535,628

  MSF MSCI EAFE Index           2015       192,876    11.88 - 13.86       2,544,806
     Sub-Account                2014       186,586    12.30 - 14.23       2,553,009
                                2013       133,676    13.53 - 15.39       1,975,130
                                2012       115,412    11.38 - 12.84       1,428,217
                                2011        69,134     9.86 - 11.03         732,359

  MSF Neuberger Berman          2015     1,787,234    17.77 - 26.98      40,330,154
     Genesis Sub-Account        2014     2,001,920     1.25 - 27.08      45,538,005
                                2013     2,231,279     1.26 - 27.36      51,389,551
                                2012        86,174    17.28 - 18.63       1,568,334
                                2011        96,711    16.05 - 17.19       1,630,216

  MSF Russell 2000 Index        2015       190,582    21.88 - 25.53       4,560,702
     Sub-Account                2014       206,428    23.42 - 27.09       5,229,295
                                2013       205,392    22.86 - 26.21       5,051,812
                                2012       120,336    16.92 - 19.22       2,196,528
                                2011        93,349    14.92 - 16.80       1,492,191



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MSF MetLife Asset             2015      0.27         0.75 - 2.35       (3.37) - (1.81)
     Allocation 40 Sub-Account  2014        --         0.75 - 2.35           2.14 - 3.25
     (Commenced 4/28/2014)

  MSF MetLife Asset             2015      0.54         0.75 - 2.35       (3.56) - (2.01)
     Allocation 60 Sub-Account  2014        --         0.75 - 2.35           2.91 - 4.03
     (Commenced 4/28/2014)

  MSF MetLife Asset             2015      0.33         0.75 - 2.35       (3.98) - (2.43)
     Allocation 80 Sub-Account  2014        --         0.75 - 2.35           3.51 - 4.63
     (Commenced 4/28/2014)

  MSF MetLife Mid Cap Stock     2015      0.88         1.30 - 2.35       (4.94) - (3.93)
     Index Sub-Account          2014      0.77         1.30 - 2.35           6.68 - 7.80
                                2013      0.93         1.30 - 2.35         29.67 - 31.04
                                2012      0.70         1.30 - 2.20         14.70 - 15.74
                                2011      0.64         1.30 - 2.20       (4.36) - (3.50)

  MSF MetLife Stock Index       2015      1.56         1.30 - 2.20       (1.28) - (0.24)
     Sub-Account                2014      1.51         1.30 - 2.20         10.64 - 11.79
                                2013      1.66         1.30 - 2.20         28.83 - 30.18
                                2012      1.58         1.30 - 2.20         12.90 - 14.14
                                2011      1.49         1.30 - 2.20         (0.58) - 0.44

  MSF MFS Total Return          2015      2.40         0.75 - 1.90       (2.27) - (1.14)
     Sub-Account                2014      2.21         0.75 - 1.90           6.32 - 7.55
                                2013      2.42         0.75 - 1.90         16.47 - 17.81
                                2012      2.67         0.75 - 1.90          9.20 - 10.47
                                2011      2.55         0.75 - 1.90           0.24 - 1.40

  MSF MFS Value Sub-Account     2015      2.47         0.75 - 2.35       (2.68) - (1.11)
                                2014      1.55         0.75 - 2.25           8.10 - 9.74
                                2013      0.65         0.75 - 2.25         17.10 - 34.37
                                2012      1.68         0.75 - 1.90         14.12 - 15.45
                                2011      1.23         0.75 - 1.90       (1.25) - (0.11)

  MSF MSCI EAFE Index           2015      3.54         1.30 - 2.20       (3.46) - (2.59)
     Sub-Account                2014      2.04         1.30 - 2.20       (8.37) - (7.54)
                                2013      2.44         1.30 - 2.15         18.85 - 19.87
                                2012      2.39         1.30 - 2.15         15.42 - 16.41
                                2011      2.54         1.30 - 2.15     (14.50) - (13.78)

  MSF Neuberger Berman          2015      0.23         0.75 - 2.35       (1.95) - (0.27)
     Genesis Sub-Account        2014      0.26         0.75 - 2.35       (2.62) - (0.84)
                                2013      0.03         0.75 - 2.35         24.94 - 37.16
                                2012      0.13         1.30 - 1.90           7.68 - 8.33
                                2011      0.59         1.30 - 1.90           3.53 - 4.15

  MSF Russell 2000 Index        2015      0.95         1.30 - 2.20       (6.61) - (5.77)
     Sub-Account                2014      0.95         1.30 - 2.20           2.45 - 3.38
                                2013      1.02         1.30 - 2.20         35.12 - 36.34
                                2012      0.86         1.30 - 2.20         13.41 - 14.44
                                2011      0.91         1.30 - 2.20       (6.40) - (5.56)



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MSF T. Rowe Price Large Cap    2015     2,826,823     9.33 - 29.38      63,119,491
     Growth Sub-Account          2014     3,204,113     8.64 - 26.75      66,005,148
                                 2013     3,562,045     8.12 - 24.73      69,174,300
                                 2012     2,780,202    14.98 - 17.92      44,701,193
                                 2011     3,161,388    12.87 - 15.19      43,429,966

  MSF T. Rowe Price Small Cap    2015       354,053    28.50 - 36.17      11,167,946
     Growth Sub-Account          2014       375,563    28.35 - 35.52      11,725,054
                                 2013       429,823    27.09 - 33.51      12,760,475
                                 2012       487,872    19.15 - 23.38      10,185,329
                                 2011       554,041    16.84 - 20.29      10,132,259

  MSF Van Eck Global Natural     2015       369,982      8.56 - 9.50       3,455,455
     Resources Sub-Account       2014       301,045    13.01 - 14.23       4,214,021
                                 2013       268,347    16.38 - 17.66       4,673,270
                                 2012       313,419    15.12 - 16.07       4,971,114
                                 2011       286,505    15.07 - 15.78       4,471,552

  MSF Western Asset              2015       242,504    26.20 - 30.62       6,971,544
     Management Strategic Bond   2014       247,927    27.25 - 31.59       7,431,708
     Opportunities Sub-Account   2013       231,415    26.38 - 30.38       6,673,488
                                 2012       349,579    26.66 - 30.47      10,149,053
                                 2011       469,062    24.42 - 27.72      12,444,974

  MSF Western Asset              2015       346,447    15.12 - 18.30       5,873,926
     Management U.S. Government  2014       363,586    15.41 - 18.48       6,249,863
     Sub-Account                 2013       448,156    15.36 - 18.26       7,630,915
                                 2012       690,001    15.85 - 18.66      12,033,680
                                 2011       773,166    15.72 - 18.35      13,347,083

  MSF WMC Core Equity            2015     8,189,551    17.28 - 58.38     186,920,427
     Opportunities Sub-Account   2014     9,536,001    17.28 - 57.51     215,500,540
                                 2013    11,167,683    16.00 - 52.46     231,721,832
                                 2012    12,607,989    12.26 - 39.59     199,635,905
                                 2011    14,326,344    11.12 - 35.39     203,251,430

  PIMCO VIT High Yield           2015       276,491    18.50 - 20.57       5,486,232
     Sub-Account                 2014       311,582    19.17 - 21.19       6,384,603
                                 2013       360,577    18.91 - 20.77       7,251,876
                                 2012       431,112    18.22 - 19.90       8,310,003
                                 2011       440,506    16.25 - 17.64       7,552,704

  PIMCO VIT Low Duration         2015       568,417    13.89 - 15.37       8,388,727
     Sub-Account                 2014       580,004    14.11 - 15.52       8,692,822
                                 2013       616,336    14.26 - 15.59       9,300,726
                                 2012       761,796    14.56 - 15.82      11,694,147
                                 2011       803,010    14.02 - 15.14      11,835,685

  Putnam VT Equity Income        2015       784,971    23.99 - 27.75      20,986,060
     Sub-Account                 2014       910,786    25.22 - 28.84      25,431,923
                                 2013     1,082,521    22.81 - 25.79      27,161,854
                                 2012     1,285,126    17.56 - 19.63      24,604,839
                                 2011     1,542,735    15.00 - 16.57      25,013,816



                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF T. Rowe Price Large Cap    2015      0.02         0.85 - 2.35           7.95 - 9.84
     Growth Sub-Account          2014      0.01         0.85 - 2.35           6.30 - 8.16
                                 2013      0.10         0.85 - 2.35         26.10 - 37.98
                                 2012      0.02         0.85 - 1.90         16.43 - 17.96
                                 2011      0.02         0.85 - 1.90       (3.19) - (1.95)

  MSF T. Rowe Price Small Cap    2015      0.05         0.85 - 1.90           0.54 - 1.84
     Growth Sub-Account          2014      0.01         0.85 - 1.90           4.64 - 6.00
                                 2013      0.22         0.85 - 1.90         41.46 - 43.33
                                 2012        --         0.85 - 1.90         13.72 - 15.19
                                 2011        --         0.85 - 1.90         (0.46) - 0.91

  MSF Van Eck Global Natural     2015      0.21         0.75 - 2.20     (34.22) - (33.26)
     Resources Sub-Account       2014      0.26         0.75 - 2.20     (20.59) - (19.43)
                                 2013      0.63         0.75 - 2.20           8.34 - 9.93
                                 2012        --         0.75 - 2.20           0.33 - 1.81
                                 2011      1.07         0.75 - 2.20     (18.49) - (17.29)

  MSF Western Asset              2015      4.73         1.30 - 1.90       (3.85) - (3.08)
     Management Strategic Bond   2014      5.28         1.30 - 1.90           3.31 - 4.00
     Opportunities Sub-Account   2013      4.87         1.30 - 1.90       (1.07) - (0.31)
                                 2012      3.42         1.30 - 1.90           9.19 - 9.94
                                 2011      4.33         1.30 - 1.90           3.85 - 4.67

  MSF Western Asset              2015      2.02         1.30 - 2.20       (1.88) - (0.99)
     Management U.S. Government  2014      1.73         1.30 - 2.20           0.32 - 1.23
     Sub-Account                 2013      2.12         1.30 - 2.20       (3.06) - (2.19)
                                 2012      1.91         1.30 - 2.20           0.79 - 1.71
                                 2011      1.22         1.30 - 2.20           2.98 - 3.91

  MSF WMC Core Equity            2015      1.64         0.75 - 2.35         (0.11) - 1.50
     Opportunities Sub-Account   2014      0.57         0.75 - 2.35           7.88 - 9.62
                                 2013      1.27         0.75 - 2.35         30.43 - 32.53
                                 2012      0.71         0.75 - 2.35         10.07 - 11.86
                                 2011      1.03         0.75 - 2.35       (6.40) - (4.89)

  PIMCO VIT High Yield           2015      5.25         1.30 - 1.90       (3.50) - (2.91)
     Sub-Account                 2014      5.29         1.30 - 1.90           1.39 - 2.01
                                 2013      5.46         1.30 - 1.90           3.74 - 4.37
                                 2012      5.78         1.30 - 1.90         12.14 - 12.81
                                 2011      6.66         1.30 - 1.90           1.40 - 2.01

  PIMCO VIT Low Duration         2015      3.42         1.30 - 1.90       (1.57) - (0.98)
     Sub-Account                 2014      1.13         1.30 - 1.90       (1.05) - (0.45)
                                 2013      1.48         1.30 - 1.90       (2.01) - (1.43)
                                 2012      1.91         1.30 - 1.90           3.85 - 4.48
                                 2011      1.67         1.30 - 1.90       (0.79) - (0.20)

  Putnam VT Equity Income        2015      1.67         0.75 - 1.90       (4.87) - (3.77)
     Sub-Account                 2014      1.79         0.75 - 1.90         10.54 - 11.82
                                 2013      2.00         0.75 - 1.90         29.92 - 31.43
                                 2012      2.31         0.75 - 1.90         17.05 - 18.41
                                 2011      1.83         0.75 - 1.90           0.01 - 1.16



          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  Putnam VT Multi-Cap Growth    2015        91,294    19.49 - 25.47       1,949,587
     Sub-Account                2014        98,391    19.91 - 25.88       2,136,321
                                2013       127,086    17.86 - 23.10       2,459,478
                                2012       152,212    13.33 - 17.16       2,195,814
                                2011       176,234    11.62 - 14.89       2,195,254

  Russell Aggressive Equity     2015        63,858    18.91 - 18.97       1,208,068
     Sub-Account                2014        74,169    20.67 - 20.72       1,533,014
                                2013        78,396    20.64 - 20.69       1,617,960
                                2012       104,956    14.95 - 14.99       1,569,025
                                2011       142,278    13.09 - 13.12       1,862,216

  Russell Core Bond             2015       299,764    19.46 - 19.53       5,832,706
     Sub-Account                2014       326,880    19.76 - 19.83       6,459,200
                                2013       360,963    19.00 - 19.07       6,859,528
                                2012       447,192    19.55 - 19.63       8,745,140
                                2011       550,331    18.30 - 18.37      10,072,015

  Russell Global Real Estate    2015        24,060    36.22 - 36.25         871,485
     Securities Sub-Account     2014        27,947    36.64 - 36.67       1,024,007
                                2013        30,369    32.38 - 32.41         983,391
                                2012        37,475    31.68 - 31.71       1,187,295
                                2011        41,404    25.19 - 25.21       1,042,972

  Russell Multi-Style Equity    2015       360,251    19.90 - 19.98       7,171,525
     Sub-Account                2014       430,624    19.96 - 20.04       8,598,156
                                2013       468,451    18.13 - 18.19       8,492,111
                                2012       604,659    13.83 - 13.88       8,363,015
                                2011       727,966    12.12 - 12.17       8,826,736

  Russell Non-U.S. Sub-Account  2015       162,224    16.40 - 16.47       2,661,460
                                2014       183,050    16.86 - 16.92       3,086,079
                                2013       196,111    17.89 - 17.96       3,509,294
                                2012       253,272    14.88 - 14.94       3,770,152
                                2011       291,607    12.60 - 12.64       3,674,337

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Putnam VT Multi-Cap Growth    2015      0.69         1.30 - 1.90      (2.17) - (1.46)
     Sub-Account                2014      0.51         1.30 - 1.90        11.35 - 12.22
                                2013      0.72         1.30 - 1.90        33.87 - 34.85
                                2012      0.45         1.30 - 1.90        14.55 - 15.45
                                2011      0.38         1.30 - 1.90      (6.87) - (6.20)

  Russell Aggressive Equity     2015      0.67                1.40               (8.48)
     Sub-Account                2014      0.25                1.40                 0.15
                                2013      0.42                1.40                38.06
                                2012      1.04                1.40                14.22
                                2011      0.49                1.40               (5.53)

  Russell Core Bond             2015      2.35                1.40               (1.53)
     Sub-Account                2014      1.56                1.40                 3.99
                                2013      1.41                1.40               (2.82)
                                2012      2.32                1.40                 6.86
                                2011      3.15                1.40                 3.23

  Russell Global Real Estate    2015      1.60                1.40               (1.15)
     Securities Sub-Account     2014      3.21                1.40                13.15
                                2013      4.06                1.40                 2.21
                                2012      4.97                1.40                25.77
                                2011      2.29                1.40               (8.34)

  Russell Multi-Style Equity    2015      0.83                1.40               (0.30)
     Sub-Account                2014      1.18                1.40                10.15
                                2013      1.24                1.40                31.07
                                2012      1.14                1.40                14.07
                                2011      0.99                1.40               (2.92)

  Russell Non-U.S. Sub-Account  2015      1.17                1.40               (2.69)
                                2014      1.97                1.40               (5.78)
                                2013      2.07                1.40                20.22
                                2012      1.77                1.40                18.14
                                2011      1.71                1.40              (14.09)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund or portfolio net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios.

2 These amounts represent the annualized contract expenses of each the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2015 and 2014 and for the Years Ended December 31, 2015, 2014
  and 2013:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Disposition...........................................................................  33
     Note 5 -- Insurance.............................................................................  34
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  41
     Note 7 -- Reinsurance...........................................................................  44
     Note 8 -- Investments...........................................................................  52
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 109
     Note 12 -- Debt................................................................................. 111
     Note 13 -- Equity............................................................................... 112
     Note 14 -- Other Expenses....................................................................... 116
     Note 15 -- Income Tax........................................................................... 117
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 120
     Note 17 -- Related Party Transactions........................................................... 123
     Note 18 -- Subsequent Events.................................................................... 124
Financial Statement Schedules at December 31, 2015 and 2014 and for the Years Ended December 31,
  2015, 2014 and 2013:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 125
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 126
 Schedule IV -- Consolidated Reinsurance............................................................. 128

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2015. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 24, 2016

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2015 and 2014

                (In millions, except share and per share data)

                                                                                               2015         2014
                                                                                           -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $50,154 and $46,423, respectively)..................................................... $    52,409  $    50,697
 Equity securities available-for-sale, at estimated fair value (cost: $384 and $400,
   respectively)..........................................................................         409          459
 Mortgage loans (net of valuation allowances of $36 and $25, respectively; includes
   $172 and $280, respectively, at estimated fair value, relating to variable interest
   entities)..............................................................................       7,262        5,839
 Policy loans.............................................................................       1,266        1,194
 Real estate and real estate joint ventures (includes $5 and $93, respectively, of real
   estate held-for-sale)..................................................................         628          894
 Other limited partnership interests......................................................       1,846        2,234
 Short-term investments, principally at estimated fair value..............................       1,737        1,232
 Other invested assets, principally at estimated fair value...............................       4,942        4,531
                                                                                           -----------  -----------
   Total investments......................................................................      70,499       67,080
Cash and cash equivalents, principally at estimated fair value............................       1,383        1,206
Accrued investment income (includes $1 and $2, respectively, relating to variable
  interest entities)......................................................................         505          501
Premiums, reinsurance and other receivables...............................................      22,251       21,559
Deferred policy acquisition costs and value of business acquired..........................       4,809        4,890
Current income tax recoverable............................................................          --          537
Goodwill..................................................................................         381          381
Other assets..............................................................................         799          848
Separate account assets...................................................................     101,735      108,861
                                                                                           -----------  -----------
     Total assets......................................................................... $   202,362  $   205,863
                                                                                           ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................... $    29,894  $    28,479
Policyholder account balances.............................................................      35,661       35,486
Other policy-related balances.............................................................       3,549        3,320
Payables for collateral under securities loaned and other transactions....................      10,619        7,501
Long-term debt (includes $48 and $139, respectively, at estimated fair value, relating to
  variable interest entities).............................................................         836          928
Current income tax payable................................................................          20           --
Deferred income tax liability.............................................................         803        1,338
Other liabilities (includes $1 and $1, respectively, relating to variable interest
  entities)...............................................................................       7,682        7,944
Separate account liabilities..............................................................     101,735      108,861
                                                                                           -----------  -----------
     Total liabilities....................................................................     190,799      193,857
                                                                                           -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares
  issued and outstanding..................................................................          75           75
Additional paid-in capital................................................................      10,871       10,855
Retained earnings (deficit)...............................................................      (1,011)      (1,350)
Accumulated other comprehensive income (loss).............................................       1,628        2,426
                                                                                           -----------  -----------
     Total stockholder's equity...........................................................      11,563       12,006
                                                                                           -----------  -----------
     Total liabilities and stockholder's equity........................................... $   202,362  $   205,863
                                                                                           ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                   2015       2014       2013
                                                                ---------  ---------  ---------
Revenues
Premiums....................................................... $   1,433  $   1,152  $     689
Universal life and investment-type product policy fees.........     2,940      3,193      3,130
Net investment income..........................................     2,615      2,669      2,999
Other revenues.................................................       504        539        610
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.       (16)        (6)        (9)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)............        (9)        (6)       (11)
 Other net investment gains (losses)...........................        61       (457)        47
                                                                ---------  ---------  ---------
   Total net investment gains (losses).........................        36       (469)        27
 Net derivative gains (losses).................................      (424)      (181)       441
                                                                ---------  ---------  ---------
     Total revenues............................................     7,104      6,903      7,896
                                                                ---------  ---------  ---------
Expenses
Policyholder benefits and claims...............................     2,696      2,764      3,147
Interest credited to policyholder account balances.............     1,037      1,062      1,168
Goodwill impairment............................................        --         33         66
Other expenses.................................................     2,317      2,754      1,937
                                                                ---------  ---------  ---------
     Total expenses............................................     6,050      6,613      6,318
                                                                ---------  ---------  ---------
Income (loss) before provision for income tax..................     1,054        290      1,578
Provision for income tax expense (benefit).....................       215         (5)       437
                                                                ---------  ---------  ---------
Net income (loss).............................................. $     839  $     295  $   1,141
                                                                =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                  2015        2014       2013
                                                               ----------  ---------  ----------
Net income (loss)............................................. $      839  $     295  $    1,141
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets.     (1,324)     1,953      (2,232)
 Unrealized gains (losses) on derivatives.....................         86        244        (206)
 Foreign currency translation adjustments.....................        (28)       (50)         54
                                                               ----------  ---------  ----------
Other comprehensive income (loss), before income tax..........     (1,266)     2,147      (2,384)
Income tax (expense) benefit related to items of other
  comprehensive income (loss).................................        468       (701)        808
                                                               ----------  ---------  ----------
Other comprehensive income (loss), net of income tax..........       (798)     1,446      (1,576)
                                                               ----------  ---------  ----------
Comprehensive income (loss)................................... $       41  $   1,741  $     (435)
                                                               ==========  =========  ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                     Accumulated
                                             Additional  Retained       Other         Total
                                   Common     Paid-in    Earnings   Comprehensive Stockholder's
                                   Stock      Capital    (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ---------  ------------- -------------
Balance at December 31, 2012.... $      86  $    11,460  $    (886)   $   2,556    $   13,216
Capital contributions from
  MetLife, Inc..................                     46                                    46
Dividends paid to MetLife, Inc..                            (1,261)                    (1,261)
Net income (loss)...............                             1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                         (1,576)       (1,576)
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2013....        86       11,506     (1,006)         980        11,566
Redemption of common stock......       (11)        (895)      (484)                    (1,390)
Capital contributions from
  MetLife, Inc..................                    244                                   244
Dividends paid to MetLife, Inc..                              (155)                      (155)
Net income (loss)...............                               295                        295
Other comprehensive income
  (loss), net of income tax.....                                          1,446         1,446
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2014....        75       10,855     (1,350)       2,426        12,006
Capital contributions from
  MetLife, Inc..................                     16                                    16
Dividends paid to MetLife, Inc..                              (500)                      (500)
Net income (loss)...............                               839                        839
Other comprehensive income
  (loss), net of income tax.....                                           (798)         (798)
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2015.... $      75  $    10,871  $  (1,011)   $   1,628    $   11,563
                                 =========  ===========  =========    =========    ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                                      2015      2014      2013
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    839  $    295  $  1,141
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       23        30        35
  Amortization of premiums and accretion of discounts associated with investments, net.............     (204)     (166)     (150)
  (Gains) losses on investments and from sales of businesses, net..................................      (36)      469       (27)
  (Gains) losses on derivatives, net...............................................................    1,225     1,443     1,567
  (Income) loss from equity method investments, net of dividends or distributions..................      108       (11)      (82)
  Interest credited to policyholder account balances...............................................    1,037     1,062     1,168
  Universal life and investment-type product policy fees...........................................   (2,940)   (3,193)   (3,130)
  Goodwill impairment..............................................................................       --        33        66
  Change in accrued investment income..............................................................        9       124       146
  Change in premiums, reinsurance and other receivables............................................     (586)   (1,479)     (190)
  Change in deferred policy acquisition costs and value of business acquired, net..................      270       711      (480)
  Change in income tax.............................................................................      491       245       691
  Change in other assets...........................................................................    2,127     2,258     2,006
  Change in insurance-related liabilities and policy-related balances..............................    2,104     1,398     1,198
  Change in other liabilities......................................................................     (267)    1,390        31
  Other, net.......................................................................................        5       (67)       (6)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,205     4,542     3,984
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   35,704    20,249    20,330
   Equity securities...............................................................................      308        98        69
   Mortgage loans..................................................................................    1,059     2,428     2,304
   Real estate and real estate joint ventures......................................................      512        28       104
   Other limited partnership interests.............................................................      425       255       153
  Purchases of:
   Fixed maturity securities.......................................................................  (39,298)  (24,520)  (17,068)
   Equity securities...............................................................................     (273)      (41)     (133)
   Mortgage loans..................................................................................   (2,515)     (343)     (912)
   Real estate and real estate joint ventures......................................................     (109)     (209)     (201)
   Other limited partnership interests.............................................................     (233)     (345)     (368)
  Cash received in connection with freestanding derivatives........................................      223       788       258
  Cash paid in connection with freestanding derivatives............................................     (868)   (1,991)   (3,615)
  Cash received under repurchase agreements........................................................      199        --        --
  Cash paid under repurchase agreements............................................................     (199)       --        --
  Cash received under reverse repurchase agreements................................................      199        --        --
  Cash paid under reverse repurchase agreements....................................................     (199)       --        --
  Sale of business, net of cash and cash equivalents disposed of $0, $251 and $0,
   respectively....................................................................................       --       451        --
  Sales of loans to affiliates.....................................................................       --       520        --
  Net change in policy loans.......................................................................      (72)       52        (3)
  Net change in short-term investments.............................................................     (495)    3,581     2,060
  Net change in other invested assets..............................................................      (55)     (305)      113
  Other, net.......................................................................................       --        --         3
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................   (5,687)      696     3,094
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                            2015         2014        2013
                                                                                        -----------  -----------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................      19,970       18,581      15,005
   Withdrawals.........................................................................     (20,797)     (21,564)    (16,806)
  Net change in payables for collateral under securities loaned and other transactions.       3,118          703      (3,197)
  Long-term debt issued................................................................         175           --          --
  Long-term debt repaid................................................................        (235)      (1,379)     (1,009)
  Financing element on certain derivative instruments..................................         (81)        (414)       (197)
  Redemption of common stock...........................................................          --         (906)         --
  Common stock redemption premium......................................................          --         (484)         --
  Dividends paid to MetLife, Inc.......................................................        (500)        (155)     (1,261)
  Capital contributions from MetLife, Inc..............................................          11          231          --
                                                                                        -----------  -----------  ----------
Net cash provided by (used in) financing activities....................................       1,661       (5,387)     (7,465)
                                                                                        -----------  -----------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents
 balances..............................................................................          (2)         (45)        (41)
                                                                                        -----------  -----------  ----------
Change in cash and cash equivalents....................................................         177         (194)       (428)
Cash and cash equivalents, beginning of year...........................................       1,206        1,400       1,828
                                                                                        -----------  -----------  ----------
Cash and cash equivalents, end of year................................................. $     1,383  $     1,206  $    1,400
                                                                                        ===========  ===========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................ $        77  $       116  $      199
                                                                                        ===========  ===========  ==========
   Income tax.......................................................................... $      (263) $      (221) $     (272)
                                                                                        ===========  ===========  ==========
Non-cash transactions:
  Capital contributions from MetLife, Inc.............................................. $         5  $        13  $       46
                                                                                        ===========  ===========  ==========
  Transfers of fixed maturity securities to affiliates................................. $        --  $       804  $       --
                                                                                        ===========  ===========  ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .  investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Actual and expected future gross
    non-dividend-paying traditional     premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

  . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

  . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

  . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

 . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

 . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

 . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

 . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

 . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2015 and 2014.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $254 million and $235 million at December 31, 2015 and 2014, respectively. Accumulated amortization of capitalized software was $107 million at both December 31, 2015 and 2014. Related amortization expense was less than $1 million, $2 million and $7 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Employee Benefit Plans

    Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

Future Adoption of New Accounting Pronouncements

  In January 2016, the Financial Accounting Standards Board ("FASB") issued new guidance (Accounting Standards Update ("ASU") 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In May 2015, the FASB issued new guidance on fair value measurement Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years and which should be applied retrospectively to all periods presented. Earlier application is permitted. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using NAV per share (or its equivalent) practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In April 2015, the FASB issued new guidance on accounting for fees paid in a cloud computing arrangement (ASU 2015-05, Intangibles -- Goodwill and Other -- Internal-Use Software (Subtopic 350-40): Customer's Accounting for Fees Paid in a Cloud Computing Arrangement), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the new guidance is permitted and an entity can elect to adopt the guidance either: (1) prospectively to all arrangements entered into or materially modified after the effective date; or (2) retrospectively. The new guidance provides that all software licenses included in cloud computing arrangements be accounted for consistent with other licenses of intangible assets. However, if a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract, the accounting for which did not change. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In February 2015, the FASB issued certain amendments to the consolidation analysis to improve consolidation guidance for legal entities (ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in this ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2016 and interim periods within those years and should be applied retrospectively. In August 2015, the FASB amended the guidance to defer the effective date by one year, effective for the fiscal years beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its Retail segment, which is organized into two U.S. businesses, Life & Other and Annuities, as well as certain portions of its Corporate Benefit Funding segment and Corporate & Other (the "Separation"). See Note 18.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. These changes were applied retrospectively and did not have an impact on total consolidated operating earnings or net income.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two U.S. businesses: Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest contracts and other stable value products, income annuities and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance nonqualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, run-off businesses, the Company's ancillary international operations, ancillary U.S. direct business sold direct to consumer, and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes investment hedge adjustments which represent earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

    replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations,
    (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method and
    (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs") and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. Consequently, prior period results for the years ended December 31, 2014 and 2013 were impacted as follows:

 . Retail's operating earnings increased (decreased) by $61 million and $25 million, net of ($177) million and ($144) million of income tax expense (benefit), respectively;

 . Corporate Benefit Funding's operating earnings increased (decreased) by $1 million and ($15) million, net of ($4) million and ($9) million of income tax expense (benefit), respectively; and

 . Corporate & Other's operating earnings increased (decreased) by ($62) million and ($10) million, net of $181 million and $153 million of income tax expense (benefit), respectively.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2015, 2014 and 2013 and at December 31, 2015 and 2014. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or net income
(loss).

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                  Operating Results
                                                        -------------------------------------
                                                                 Corporate
                                                                  Benefit  Corporate                         Total
Year Ended December 31, 2015                             Retail   Funding   & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                (In millions)
Revenues
Premiums............................................... $  1,170  $    15   $   248  $  1,433 $       --   $    1,433
Universal life and investment-type product policy fees.    2,619       55        --     2,674        266        2,940
Net investment income..................................    2,043      858      (60)     2,841      (226)        2,615
Other revenues.........................................      499        5        --       504         --          504
Net investment gains (losses)..........................       --       --        --        --         36           36
Net derivative gains (losses)..........................       --       --        --        --      (424)        (424)
                                                        -------- --------- --------- -------- ----------- ------------
  Total revenues.......................................    6,331      933       188     7,452      (348)        7,104
                                                        -------- --------- --------- -------- ----------- ------------
Expenses
Policyholder benefits and claims.......................    1,770      414       206     2,390        306        2,696
Interest credited to policyholder account balances.....      927      107        --     1,034          3        1,037
Goodwill impairment....................................       --       --        --        --         --           --
Capitalization of DAC..................................    (252)      (1)      (72)     (325)         --        (325)
Amortization of DAC and VOBA...........................      643        1        23       667       (72)          595
Interest expense on debt...............................       --       --        68        68          8           76
Other expenses.........................................    1,755       46       170     1,971         --        1,971
                                                        -------- --------- --------- -------- ----------- ------------
  Total expenses.......................................    4,843      567       395     5,805        245        6,050
                                                        -------- --------- --------- -------- ----------- ------------
Provision for income tax expense (benefit).............      386      126      (89)       423      (208)          215
                                                        --------  -------   -------  --------              ----------
Operating earnings..................................... $  1,102  $   240   $ (118)     1,224
                                                        ========  =======   =======
Adjustments to:
  Total revenues.......................................                                 (348)
  Total expenses.......................................                                 (245)
  Provision for income tax (expense) benefit...........                                   208
                                                                                     --------
Net income (loss)......................................                              $    839              $      839
                                                                                     ========              ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                             Corporate
                                              Benefit  Corporate
    At December 31, 2015            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  167,142 $  25,043 $  10,177 $  202,362
    Separate account assets...... $   98,502 $   3,233 $      -- $  101,735
    Separate account liabilities. $   98,502 $   3,233 $      -- $  101,735

                                                                   Operating Results
                                                        ---------------------------------------
                                                                  Corporate
                                                                   Benefit   Corporate                         Total
Year Ended December 31, 2014                             Retail  Funding (1)  & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums............................................... $  1,080  $   (26)   $     96  $  1,150 $        2  $     1,152
Universal life and investment-type product policy fees.    2,700        33        146     2,879        314        3,193
Net investment income..................................    1,960       896      (109)     2,747       (78)        2,669
Other revenues.........................................      532         5          1       538          1          539
Net investment gains (losses)..........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)..........................       --        --         --        --      (181)        (181)
                                                        --------  --------   --------  -------- ----------  -----------
  Total revenues.......................................    6,272       908        134     7,314      (411)        6,903
                                                        --------  --------   --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims.......................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances.....      943       116         --     1,059          3        1,062
Goodwill impairment....................................       --        --         --        --         33           33
Capitalization of DAC..................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA...........................      678         2         22       702        288          990
Interest expense on debt...............................        5        --         68        73         36          109
Other expenses.........................................    1,736        31        155     1,922         12        1,934
                                                        --------  --------   --------  -------- ----------  -----------
  Total expenses.......................................    4,909       538        243     5,690        923        6,613
                                                        --------  --------   --------  -------- ----------  -----------
Provision for income tax expense (benefit).............      341       125       (46)       420      (425)          (5)
                                                        --------  --------   --------  --------             -----------
Operating earnings..................................... $  1,022  $    245   $   (63)     1,204
                                                        ========  ========   ========
Adjustments to:
  Total revenues.......................................                                   (411)
  Total expenses.......................................                                   (923)
  Provision for income tax (expense) benefit...........                                     425
                                                                                       --------
Net income (loss)......................................                                $    295             $       295
                                                                                       ========             ===========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  173,657 $  25,312 $  6,894  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                        -----------------------------------------
                                                                   Corporate
                                                                    Benefit  Corporate                           Total
Year Ended December 31, 2013                              Retail    Funding   & Other    Total    Adjustments Consolidated
------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums............................................... $      469  $     92  $     36 $      597 $        92  $       689
Universal life and investment-type product policy fees.      2,648        35       179      2,862         268        3,130
Net investment income..................................      1,897       982       (9)      2,870         129        2,999
Other revenues.........................................        605         5        --        610          --          610
Net investment gains (losses)..........................         --        --        --         --          27           27
Net derivative gains (losses)..........................         --        --        --         --         441          441
                                                        ----------  --------  -------- ---------- -----------  -----------
  Total revenues.......................................      5,619     1,114       206      6,939         957        7,896
                                                        ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims.......................      1,087       527        13      1,627       1,520        3,147
Interest credited to policyholder account balances.....      1,034       139        --      1,173         (5)        1,168
Goodwill impairment....................................         --        --        --         --          66           66
Capitalization of DAC..................................      (483)       (2)      (27)      (512)          --        (512)
Amortization of DAC and VOBA...........................        586         5         1        592       (387)          205
Interest expense on debt...............................          5        --        68         73         122          195
Other expenses.........................................      1,932        21        77      2,030          19        2,049
                                                        ----------  --------  -------- ---------- -----------  -----------
  Total expenses.......................................      4,161       690       132      4,983       1,335        6,318
                                                        ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit).............        441       147        24        612       (175)          437
                                                        ----------  --------  -------- ----------              -----------
Operating earnings..................................... $    1,017  $    277  $     50      1,344
                                                        ==========  ========  ========
Adjustments to:
  Total revenues.......................................                                       957
  Total expenses.......................................                                   (1,335)
  Provision for income tax (expense) benefit...........                                       175
                                                                                       ----------
Net income (loss)......................................                                $    1,141              $     1,141
                                                                                       ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                          Years Ended December 31,
                                         --------------------------
                                           2015     2014     2013
                                         -------- -------- --------
                                               (In millions)
            Annuities................... $  3,568 $  3,926 $  3,486
            Life insurance..............    1,176      953      937
            Accident & health insurance.      133        5        6
                                         -------- -------- --------
             Total...................... $  4,877 $  4,884 $  4,429
                                         ======== ======== ========

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2015, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2015      2014
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  45,953 $  42,974
                 Corporate Benefit Funding.    15,985    17,544
                 Corporate & Other.........     7,166     6,767
                                            --------- ---------
                  Total.................... $  69,104 $  67,285
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 3% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 6%.
  ---------------------------------------------------------------------------

  Participating business represented 3% and 6% of the Company's life insurance in-force at December 31, 2015 and 2014, respectively. Participating policies represented 43%, 39% and 36% of gross traditional life insurance premiums for the years ended December 31, 2015, 2014 and 2013, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.

       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable Life
                                  Annuity Contracts          Contracts
                                  ----------------- ---------------------------
                                   GMDBs    GMIBs      Secondary Guarantees       Total
                                  ------- --------- --------------------------- ---------
                                                       (In millions)
Direct
Balance at January 1, 2013....... $   260 $   1,027         $             1,368 $   2,655
Incurred guaranteed benefits.....     166       128                         416       710
Paid guaranteed benefits.........    (22)        --                          --      (22)
                                  ------- --------- --------------------------- ---------
Balance at December 31, 2013.....     404     1,155                       1,784     3,343
Incurred guaranteed benefits (1).     231       285                         590     1,106
Paid guaranteed benefits.........    (24)        --                          --      (24)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....     611     1,440                       2,374     4,425
Incurred guaranteed benefits.....     248       317                         413       978
Paid guaranteed benefits.........    (36)        --                          --      (36)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $   823 $   1,757         $             2,787 $   5,367
                                  ======= =========         =================== =========
Net Ceded/(Assumed)
Balance at January 1, 2013....... $ (218) $   (134)         $               985 $     633
Incurred guaranteed benefits.....    (26)      (21)                         327       280
Paid guaranteed benefits.........      39        --                          --        39
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2013.....   (205)     (155)                       1,312       952
Incurred guaranteed benefits (1).     175        98                         477       750
Paid guaranteed benefits.........       1        --                          --         1
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....    (29)      (57)                       1,789     1,703
Incurred guaranteed benefits.....      19       (9)                         362       372
Paid guaranteed benefits.........    (33)        --                          --      (33)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $  (43) $    (66)         $             2,151 $   2,042
                                  ======= =========         =================== =========
Net
Balance at January 1, 2013....... $   478 $   1,161         $               383 $   2,022
Incurred guaranteed benefits.....     192       149                          89       430
Paid guaranteed benefits.........    (61)        --                          --      (61)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2013.....     609     1,310                         472     2,391
Incurred guaranteed benefits (1).      56       187                         113       356
Paid guaranteed benefits.........    (25)        --                          --      (25)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....     640     1,497                         585     2,722
Incurred guaranteed benefits.....     229       326                          51       606
Paid guaranteed benefits.........     (3)        --                          --       (3)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $   866 $   1,823         $               636 $   3,325
                                  ======= =========         =================== =========

--------
(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Information regarding the Company's guarantee exposure was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2015                         2014
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................  $   103,830    $    58,615   $   112,298    $    64,550
Separate account value..................  $    98,897    $    57,284   $   107,261    $    63,206
Net amount at risk......................  $ 8,168 (4)    $ 2,088 (5)   $ 3,151 (4)    $ 1,297 (5)
Average attained age of contractholders.     66 years       66 years      65 years       65 years

                                                       December 31,
                                                  -----------------------
                                                     2015        2014
                                                  ----------- -----------
                                                   Secondary Guarantees
                                                  -----------------------
                                                       (In millions)
       Universal and Variable Life Contracts (1)
       Total account value (3)................... $     6,919 $     6,702
       Net amount at risk (6).................... $    90,940 $    91,204
       Average attained age of policyholders.....    59 years    59 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)Includes direct business, but excludes offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

(3)Includes the contractholder's investments in the general account and separate account, if applicable.

(4)Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(6)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      --------------------
                                        2015       2014
                                      --------- ----------
                                         (In millions)
                     Fund Groupings:
                     Balanced........ $  49,870 $   55,287
                     Equity..........    41,269     43,430
                     Bond............     4,802      5,226
                     Money Market....       768        801
                                      --------- ----------
                      Total.......... $  96,709 $  104,744
                                      ========= ==========

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2015, 2014 and 2013, the Company issued $13.0 billion, $12.2 billion and $10.9 billion, respectively, and repaid $14.4 billion, $13.9 billion and $11.7 billion, respectively, of such funding agreements. At December 31, 2015 and 2014, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $2.2 billion and $3.5 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2015       2014
                                       ---------- ----------
                                           (In millions)
                   FHLB of Pittsburgh. $       85 $       24
                   FHLB of Boston..... $       36 $       55
                   FHLB of Des Moines. $        4 $       16

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                                    Liability       Collateral
                                   ----------- ---------------------
                                             December 31,
                                   ---------------------------------
                                    2015  2014    2015       2014
                                   ------ ---- ---------- ----------
                                             (In millions)
           FHLB of Pittsburgh (1). $1,570 $185 $1,789 (2) $1,154 (2)
           FHLB of Boston (1)..... $  250 $575 $  311 (2) $  666 (2)
           FHLB of Des Moines (1). $   95 $405 $  147 (2) $  546 (2)
           Farmer Mac (3)......... $   -- $200 $       -- $      231

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2015      2014      2013
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,483  $  1,325  $  1,216
          Less: Reinsurance recoverables.    1,400     1,235     1,124
                                          --------  --------  --------
         Net balance at January 1,.......       83        90        92
                                          --------  --------  --------
         Incurred related to:
          Current year...................      105         3         5
          Prior years....................       --         2         4
                                          --------  --------  --------
            Total incurred...............      105         5         9
                                          --------  --------  --------
         Paid related to:
          Current year...................      (30)       --        --
          Prior years....................      (10)      (12)      (11)
                                          --------  --------  --------
            Total paid...................      (40)      (12)      (11)
                                          --------  --------  --------
         Net balance at December 31,.....      148        83        90
          Add: Reinsurance recoverables..    1,545     1,400     1,235
                                          --------  --------  --------
         Balance at December 31,......... $  1,693  $  1,483  $  1,325
                                          ========  ========  ========

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $101.5 billion and $108.7 billion at December 31, 2015 and 2014, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $189 million and $187 million at December 31, 2015 and 2014, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.56% and 2.52% at December 31, 2015 and 2014, respectively.

  For the years ended December 31, 2015, 2014 and 2013, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2015      2014      2013
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,162  $  4,795  $  4,086
Capitalizations..................................................      325       279       512
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      188      (152)      219
 Other expenses..................................................     (639)     (699)     (287)
                                                                  --------  --------  --------
   Total amortization............................................     (451)     (851)      (68)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       95       (61)       83
Other (1)........................................................       --        --       182
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,131     4,162     4,795
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      728       896       718
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      (19)       (1)        5
 Other expenses..................................................     (125)     (138)     (142)
                                                                  --------  --------  --------
   Total amortization............................................     (144)     (139)     (137)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       94       (29)      315
                                                                  --------  --------  --------
Balance at December 31,..........................................      678       728       896
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,809  $  4,890  $  5,691
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified related to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represented the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2015     2014
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,694 $  4,824
                  Corporate Benefit Funding.        6        5
                  Corporate & Other.........      109       61
                                             -------- --------
                   Total.................... $  4,809 $  4,890
                                             ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2015     2014    2013
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  522   $  619  $  633
         Capitalization.......................      3        4       6
         Amortization.........................    (64)     (73)    (20)
         Unrealized investment gains (losses).     17      (28)     --
                                               ------   ------  ------
         Balance at December 31,.............. $  478   $  522  $  619
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  142   $  159  $  175
         Amortization.........................    (17)     (17)    (16)
                                               ------   ------  ------
         Balance at December 31,.............. $  125   $  142  $  159
                                               ======   ======  ======
         Accumulated amortization............. $  115   $   98  $   81
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2016.......................... $          122 $          12
          2017.......................... $          100 $          11
          2018.......................... $           83 $          10
          2019.......................... $           69 $           9
          2020.......................... $           54 $           8

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off long-term care and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both affiliated and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2015 and 2014, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2015      2014      2013
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,281  $  2,226  $  1,590
Reinsurance assumed...........................................      297        94        73
Reinsurance ceded.............................................   (1,145)   (1,168)     (974)
                                                               --------  --------  --------
   Net premiums............................................... $  1,433  $  1,152  $    689
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,607  $  3,610  $  3,492
Reinsurance assumed...........................................      142       398       398
Reinsurance ceded.............................................     (809)     (815)     (760)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  2,940  $  3,193  $  3,130
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    258  $    259  $    284
Reinsurance assumed...........................................       --        28         1
Reinsurance ceded.............................................      246       252       325
                                                               --------  --------  --------
   Net other revenues......................................... $    504  $    539  $    610
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,807  $  4,797  $  4,693
Reinsurance assumed...........................................      305       263       149
Reinsurance ceded.............................................   (2,416)   (2,296)   (1,695)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,696  $  2,764  $  3,147
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,104  $  1,125  $  1,202
Reinsurance assumed...........................................       78        76        91
Reinsurance ceded.............................................     (145)     (139)     (125)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,037  $  1,062  $  1,168
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,142  $  2,524  $  1,861
Reinsurance assumed...........................................       55       106        19
Reinsurance ceded.............................................      120       124        57
                                                               --------  --------  --------
   Net other expenses......................................... $  2,317  $  2,754  $  1,937
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2015                             2014
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   630  $  162 $21,459  $22,251 $   516  $   57 $20,986  $21,559
Deferred policy acquisition costs and
 value of business acquired...........   5,467     219    (877)   4,809   5,367     246    (723)   4,890
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 6,097  $  381 $20,582  $27,060 $ 5,883  $  303 $20,263  $26,449
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $28,670  $1,294 $   (70) $29,894 $27,242  $1,237 $    --  $28,479
Policyholder account balances.........  34,764     897      --   35,661  34,659     827      --   35,486
Other policy-related balances.........     990   1,804     755    3,549     866   1,691     763    3,320
Other liabilities.....................   2,566      86   5,030    7,682   2,469      63   5,412    7,944
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $66,990  $4,081 $ 5,715  $76,786 $65,236  $3,818 $ 6,175  $75,229
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.0 billion and $6.2 billion at December 31, 2015 and 2014, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2015 and 2014.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe Limited, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company and American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               --------------------------
                                                                 2015      2014     2013
                                                               --------  -------  -------
                                                                      (In millions)
Premiums
Reinsurance assumed........................................... $    227  $    55  $    28
Reinsurance ceded.............................................     (783)    (830)    (638)
                                                               --------  -------  -------
   Net premiums............................................... $   (556) $  (775) $  (610)
                                                               ========  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $    142  $   291  $   259
Reinsurance ceded.............................................     (299)    (361)    (344)
                                                               --------  -------  -------
   Net universal life and investment-type product policy fees. $   (157) $   (70) $   (85)
                                                               ========  =======  =======
Other revenues
Reinsurance assumed........................................... $     --  $    28  $     1
Reinsurance ceded.............................................      246      252      325
                                                               --------  -------  -------
   Net other revenues......................................... $    246  $   280  $   326
                                                               ========  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $    255  $   229  $   137
Reinsurance ceded.............................................     (925)    (942)    (673)
                                                               --------  -------  -------
   Net policyholder benefits and claims....................... $   (670) $  (713) $  (536)
                                                               ========  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $     78  $    76  $    91
Reinsurance ceded.............................................     (145)    (139)    (125)
                                                               --------  -------  -------
   Net interest credited to policyholder account balances..... $    (67) $   (63) $   (34)
                                                               ========  =======  =======
Other expenses
Reinsurance assumed........................................... $     65  $    92  $    33
Reinsurance ceded.............................................      146      156       94
                                                               --------  -------  -------
   Net other expenses......................................... $    211  $   248  $   127
                                                               ========  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                   December 31,
                                                         --------------------------------
                                                               2015             2014
                                                         ---------------  ---------------
                                                         Assumed  Ceded   Assumed  Ceded
                                                         ------- -------  ------- -------
                                                                   (In millions)
Assets
Premiums, reinsurance and other receivables.............  $  129 $12,746   $   45 $12,718
Deferred policy acquisition costs and value of business
  acquired..............................................     120    (861)     164    (707)
                                                         ------- -------  ------- -------
 Total assets...........................................  $  249 $11,885   $  209 $12,011
                                                         ======= =======  ======= =======
Liabilities
Future policy benefits..................................  $  630 $   (70)  $  593 $    --
Policyholder account balances...........................     897      --      827      --
Other policy-related balances...........................   1,785     755    1,689     763
Other liabilities.......................................      27   4,691       16   5,109
                                                         ------- -------  ------- -------
 Total liabilities......................................  $3,339 $ 5,376   $3,125 $ 5,872
                                                         ======= =======  ======= =======

  The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $244 million and $382 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with these embedded derivatives were $137 million, ($348) million and $518 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were liabilities of $897 million and $827 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($59) million, ($541) million and $2.1 billion for the years ended December 31, 2015, 2014 and 2013, respectively.

  In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $126 million at December 31, 2015. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $79 million at December 31, 2015. The Company's consolidated statement of operations and comprehensive income (loss) includes no income for the year ended December 31, 2015.

  In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $81 million and $54 million at December 31, 2015 and 2014, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $23 million and $118 million at December 31, 2015 and 2014, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $17 million, and less than $1 million for the years ended December 31, 2015 and 2014, respectively.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In January 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to this agreement is included within policyholder account balances and was $4 million at both December 31, 2015 and 2014. Net derivative gains (losses) associated with the embedded derivative were less than $1 million and $4 million for the years ended December 31, 2015 and 2014, respectively.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.3 billion and $6.2 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $5.8 billion and $6.0 billion at December 31, 2015 and 2014, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2015 and 2014.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                          December 31, 2015                             December 31, 2014
                            --------------------------------------------- ---------------------------------------------
                                          Gross Unrealized                              Gross Unrealized
                             Cost or  -----------------------              Cost or  -----------------------
                            Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI   Estimated
                              Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses  Fair Value
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
                                                                   (In millions)
Fixed Maturity Securities:
U.S. corporate.............   $16,160 $  979      $393    $--     $16,746   $15,286 $1,635      $119    $--     $16,802
U.S. Treasury and
 agency....................    12,562  1,297        53     --      13,806    14,147  1,686         7     --      15,826
RMBS.......................     8,391    201        95     19       8,478     5,858    291        33     35       6,081
Foreign corporate..........     4,995    153       194     --       4,954     5,162    310        58     --       5,414
State and political
 subdivision...............     2,398    321        13      1       2,705     2,180    413         1     --       2,592
ABS........................     2,694     14        34     --       2,674     1,546     26        10     --       1,562
CMBS (1)...................     2,303     20        23     (1)      2,301     1,637     45         4     (1)      1,679
Foreign government.........       651    104        10     --         745       607    136         2     --         741
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
 Total fixed maturity
  securities...............   $50,154 $3,089      $815    $19     $52,409   $46,423 $4,542      $234    $34     $50,697
                            ========= ====== ========= ======  ========== ========= ====== ========= ======  ==========
Equity securities
Non-redeemable preferred
 stock.....................   $   217 $   16      $  9    $--     $   224   $   224 $    9      $  7    $--     $   226
Common stock...............       167     23         5     --         185       176     60         3     --         233
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
 Total equity securities...   $   384 $   39      $ 14    $--     $   409   $   400 $   69      $ 10    $--     $   459
                            ========= ====== ========= ======  ========== ========= ====== ========= ======  ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2015 and 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $11 million and $14 million with unrealized gains (losses) of $1 million and $4 million at December 31, 2015 and 2014, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2015:

                                                 Due After Five
                                   Due After One     Years                               Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                      Year or Less  Five Years       Years          Years     Securities Securities
                      ------------ ------------- -------------- ------------- ---------- -----------
                                                      (In millions)
Amortized cost.......       $2,667        $9,375         $7,815       $16,909    $13,388     $50,154
Estimated fair value.       $2,677        $9,667         $7,840       $18,772    $13,453     $52,409

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured securities (RMBS, ABS and CMBS) are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2015                         December 31, 2014
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................ $   4,569     $  278 $     571     $  115  $  1,346     $   45  $    685     $   74
U.S. Treasury and agency......     4,037         53        --         --     4,067          5       163          2
RMBS..........................     4,305         73       495         41       684         26       530         42
Foreign corporate.............     1,650         96       605         98     1,031         49       133          9
State and political
 subdivision..................       373         12        19          2        11         --        24          1
ABS...........................     1,818         28       194          6       334          2       231          8
CMBS..........................     1,346         21        44          1       124          1        78          2
Foreign government............       130          9         6          1        27          1         9          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities.................. $  18,228     $  570 $   1,934     $  264  $  7,624     $  129  $  1,853     $  139
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Non-redeemable preferred stock $      25     $    1 $      40     $    8  $     28     $    1  $     44     $    6
Common stock..................         6          5         1         --        11          3        --         --
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities...... $      31     $    6 $      41     $    8  $     39     $    4  $     44     $    6
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..     1,850                  394                  752                  333
                               =========            =========            =========            =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2015. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $566 million during the year ended December 31, 2015 to $834 million. The increase in gross unrealized losses for the year ended December 31, 2015 was primarily attributable to widening credit spreads, an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

    At December 31, 2015, $68 million of the total $834 million of gross unrealized losses were from 21 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Investment Grade Fixed Maturity Securities

    Of the $68 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $48 million, or 71%, were related to gross unrealized losses on 11 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $68 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 29%, were related to gross unrealized losses on 10 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial and utility securities) and non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector and valuations of residential real estate supporting non-agency RMBS. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities increased $4 million during the year ended December 31, 2015 to $14 million. Of the $14 million, $5 million were from two securities with gross unrealized losses of 20% or more of cost for 12 months or greater. Of the $5 million, 40% were rated A or better, and all were from financial services industry investment grade non-redeemable preferred stock.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                ---------------------------------------------
                                                         2015                   2014
                                                ---------------------- ----------------------
                                                  Carrying     % of      Carrying     % of
                                                    Value      Total       Value      Total
                                                ------------- -------- ------------- --------
                                                (In millions)          (In millions)
Mortgage loans
 Commercial....................................   $  5,331       73.4%   $  4,281       73.3%
 Agricultural..................................      1,460        20.1      1,303        22.3
 Residential...................................        335         4.6         --          --
                                                ------------- -------- ------------- --------
   Subtotal....................................      7,126        98.1      5,584        95.6
 Valuation allowances..........................       (36)       (0.5)       (25)       (0.4)
                                                ------------- -------- ------------- --------
   Subtotal mortgage loans, net................      7,090        97.6      5,559        95.2
 Commercial mortgage loans held by CSEs -- FVO.        172         2.4        280         4.8
                                                ------------- -------- ------------- --------
     Total mortgage loans, net.................   $  7,262      100.0%   $  5,839      100.0%
                                                ============= ======== ============= ========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2015, 2014 and 2013 were $2.0 billion, $360 million and $787 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $973 million, $1.0 billion and $1.5 billion during the years ended December 31, 2015, 2014 and 2013, respectively.

    Purchases of mortgage loans from third parties were $346 million and $0 for the years ended December 31, 2015 and 2014, respectively.

    See "-- Variable Interest Entities" for discussion of "CSEs."

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs -- FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                                             Evaluated Collectively for
                                 Evaluated Individually for Credit Losses                        Credit Losses
                   ------------------------------------------------------------------------- --------------------------
                      Impaired Loans with a Valuation     Impaired Loans without a Valuation
                                 Allowance                          Allowance
                   -------------------------------------- ----------------------------------

                   Unpaid Principal  Recorded  Valuation  Unpaid Principal     Recorded       Recorded     Valuation
                       Balance      Investment Allowances     Balance         Investment     Investment    Allowances
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
                                                                             (In millions)
December 31, 2015
Commercial........            $  --      $  --     $   --           $   --          $   --    $   5,331        $   28
Agricultural......                4          3         --               --              --        1,457             5
Residential.......               --         --         --               --              --          335             3
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
Total.............            $   4      $   3     $   --           $   --          $   --    $   7,123        $   36
                   ================ ========== ========== ================   =============   ==========    ==========
December 31, 2014
Commercial........            $  --      $  --     $   --           $   --          $   --    $   4,281        $   21
Agricultural......                4          3         --               --              --        1,300             4
Residential.......               --         --         --               --              --           --            --
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
Total.............            $   4      $   3     $   --           $   --          $   --    $   5,581        $   25
                   ================ ========== ========== ================   =============   ==========    ==========

                     Impaired Loans
                   -------------------



                             Average
                   Carrying  Recorded
                    Value   Investment
                   -------- ----------

December 31, 2015
Commercial........    $  --     $   --
Agricultural......        3          3
Residential.......       --         --
                   -------- ----------
Total.............    $   3     $    3
                   ======== ==========
December 31, 2014
Commercial........    $  --     $   43
Agricultural......        3          3
Residential.......       --         --
                   -------- ----------
Total.............    $   3     $   46
                   ======== ==========

   The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $73 million, $2 million and $0, respectively, for the year ended December 31, 2013.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial Agricultural Residential Total
                                  ---------- ------------ ----------- -----
                                                  (In millions)
    Balance at January 1, 2013...      $  34          $ 3         $-- $  37
    Provision (release)..........        (3)            1          --   (2)
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2013.         31            4          --    35
    Provision (release)..........       (10)           --          --  (10)
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2014.         21            4          --    25
    Provision (release)..........          7            1           3    11
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2015.      $  28          $ 5         $ 3 $  36
                                  ========== ============ =========== =====

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience of affiliates of the Company. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans was as follows at:

                                   Recorded Investment
                      ----------------------------------------------
                       Debt Service Coverage Ratios                    Estimated
                      ------------------------------          % of       Fair      % of
                      > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                      -------- ------------- ------- -------- ------ ------------- ------
                                   (In millions)                     (In millions)
December 31, 2015
Loan-to-value ratios
Less than 65%........ $  4,659    $  151     $   100 $  4,910  92.1%   $  5,124     92.6%
65% to 75%...........      330        --           8      338    6.3        330       6.0
76% to 80%...........       --        --          --       --     --         --        --
Greater than 80%.....       44        25          14       83    1.6         80       1.4
                      -------- ------------- ------- -------- ------ ------------- ------
 Total............... $  5,033    $  176     $   122 $  5,331 100.0%   $  5,534    100.0%
                      ======== ============= ======= ======== ====== ============= ======
December 31, 2014
Loan-to-value ratios
Less than 65%........ $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%...........      113        14          --      127    3.0        134       2.9
76% to 80%...........        9        --          --        9    0.2         10       0.2
Greater than 80%.....       45        26          14       85    2.0         83       1.8
                      -------- ------------- ------- -------- ------ ------------- ------
 Total............... $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                      ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            ---------------------------------------------
                                     2015                   2014
                            ---------------------- ----------------------
                              Recorded     % of      Recorded     % of
                             Investment    Total    Investment    Total
                            ------------- -------- ------------- --------
                            (In millions)          (In millions)
      Loan-to-value ratios
      Less than 65%........   $  1,366       93.6%   $  1,239       95.1%
      65% to 75%...........         94         6.4         64         4.9
                            ------------- -------- ------------- --------
       Total...............   $  1,460      100.0%   $  1,303      100.0%
                            ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.5 billion and $1.4 billion at December 31, 2015 and 2014, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Residential Mortgage Loans

  As of December 31, 2015, the Company had residential mortgage loans with a recorded investment of $335 million, $331 million of which was classified as performing. The estimated fair value of all residential mortgage loans was $345 million at December 31, 2015. The Company did not hold any residential mortgage loans at December 31, 2014.

 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2015 and 2014. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in non-accrual status at either December 31, 2015, or 2014. The recorded investment of residential mortgage loans past due and in non-accrual status was $4 million at December 31, 2015.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended
December 31, 2015 and 2014, there were no mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, operating joint venture, tax credit and renewable energy partnerships and leveraged leases.

 Tax Credit Partnerships

  The carrying value of tax credit partnerships was $42 million and $39 million at December 31, 2015 and 2014, respectively. Net investment income (loss) from tax credit partnerships were ($1) million, $3 million, and ($1) million for the years ended December 31, 2015, 2014 and 2013, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2015      2014
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      90 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       104       106
Unearned income.....................................................      (33)      (34)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      71 $      72
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 17 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2015 and 2014, all rental receivables were performing.

  The deferred income tax liability related to leveraged leases was $76 million and $71 million at December 31, 2015 and 2014, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.1 billion and $681 million at December 31, 2015 and 2014, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        -----------------------------
                                                                          2015       2014       2013
                                                                        -------- ------------- ------
                                                                                 (In millions)
Fixed maturity securities.............................................. $  2,265   $  4,311    $1,884
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (19)       (34)      (45)
                                                                        -------- ------------- ------
 Total fixed maturity securities.......................................    2,246      4,277     1,839
Equity securities......................................................       54         69        13
Derivatives............................................................      368        282        38
Other..................................................................       78          9      (71)
                                                                        -------- ------------- ------
 Subtotal..............................................................    2,746      4,637     1,819
                                                                        -------- ------------- ------
Amounts allocated from:
 Future policy benefits................................................     (56)      (503)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (1)        (2)        --
 DAC, VOBA and DSI.....................................................    (198)      (403)     (287)
                                                                        -------- ------------- ------
   Subtotal............................................................    (255)      (908)     (287)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................        7         12        15
Deferred income tax benefit (expense)..................................    (844)    (1,308)     (606)
                                                                        -------- ------------- ------
 Net unrealized investment gains (losses).............................. $  1,654   $  2,433    $  941
                                                                        ======== ============= ======

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                            2015         2014
                                                         -----------  ----------
                                                             (In millions)
Balance at January 1,................................... $      (34)  $     (45)
Noncredit OTTI losses and subsequent changes recognized.           9           6
Securities sold with previous noncredit OTTI loss.......          17           9
Subsequent changes in estimated fair value..............        (11)         (4)
                                                         -----------  ----------
Balance at December 31,................................. $      (19)  $     (34)
                                                         ===========  ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                       Years Ended December 31,
                                                                    ------------------------------
                                                                       2015      2014      2013
                                                                    ---------- -------- ----------
                                                                            (In millions)
Balance at January 1,.............................................. $    2,433 $    941 $    2,569
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         15       11         25
Unrealized investment gains (losses) during the year...............    (1,906)    2,807    (3,601)
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................        447    (503)        740
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................          1      (2)        (5)
 DAC, VOBA and DSI.................................................        205    (116)        403
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (5)      (3)        (7)
 Deferred income tax benefit (expense).............................        464    (702)        817
                                                                    ---------- -------- ----------
Balance at December 31,............................................ $    1,654 $  2,433 $      941
                                                                    ========== ======== ==========
 Change in net unrealized investment gains (losses)................ $    (779) $  1,492 $  (1,628)
                                                                    ========== ======== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2015 and 2014.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2015       2014
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    8,047 $    5,748
  Estimated fair value.................................. $    8,830 $    6,703
 Cash collateral on deposit from counterparties (2)..... $    8,981 $    6,781
 Security collateral on deposit from counterparties (3). $       23 $       60
 Reinvestment portfolio -- estimated fair value......... $    8,938 $    6,846

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                           December 31, 2015
                                     --------------------------------------------------------------------
                                     Remaining Tenor of Securities Lending Agreements
                                     ------------------------------------------------
                                      Open (1)     1 Month or Less    1 to 6 Months     Total   % of Total
                                      ----------   ---------------    -------------   --------- ----------
                                                             (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $    2,631      $    3,140        $    1,338     $   7,109    79.1%
Agency RMBS.........................         --             939               579         1,518    16.9
U.S. corporate......................          9             302                --           311     3.5
Foreign government..................          1              42                --            43     0.5
Foreign corporate...................         --              --                --            --      --
                                      ----------     ----------        ----------     ---------   -----
 Total.............................. $    2,641      $    4,423        $    1,917     $   8,981   100.0%
                                      ==========     ==========        ==========     =========   =====

                                                           December 31, 2014
                                     ---------------------------------------------------------------------
                                     Remaining Tenor of Securities Lending Agreements
                                     ------------------------------------------------
                                      Open (1)     1 Month or Less    1 to 6 Months     Total    % of Total
                                      ----------   ---------------    -------------   ---------- ----------
                                                             (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $    2,618      $    2,611         $    822      $    6,051    89.2%
Agency RMBS.........................         --              95              542             637     9.4
U.S. corporate......................          7              35               --              42     0.6
Foreign government..................          7              --               --               7     0.1
Foreign corporate...................         22              22               --              44     0.7
                                      ----------     ----------         --------      ----------   -----
 Total.............................. $    2,654      $    2,763         $  1,364      $    6,781   100.0%
                                      ==========     ==========         ========      ==========   =====

--------

(1)The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2015 was $2.6 billion, over 99% of which were U.S. Treasury and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. Treasury and agency, ABS, non-agency RMBS and U.S. corporate securities) with 51% invested in agency RMBS, U.S. Treasury and agency, cash equivalents, short-term investments or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2015       2014
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,245 $    7,334
Invested assets held in trust (reinsurance agreements) (2)..................        952        936
Invested assets pledged as collateral (3)...................................      2,801      3,174
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   10,998 $   11,444
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in 2014 in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2015       2014
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $    1,224 $      653
     Carrying value (2)............................. $      911 $      504

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2015         2014
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      785   $      102
  Cash flows expected to be collected (1).............. $      698   $       78
  Fair value of investments acquired................... $      512   $       54

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2015         2014
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      251   $      315
   Investments purchased...............................        186           24
   Accretion recognized in earnings....................       (48)         (25)
   Disposals...........................................        (8)         (13)
   Reclassification (to) from nonaccretable difference.         19         (50)
                                                        ----------   ----------
   Accretable yield, December 31,...................... $      400   $      251
                                                        ==========   ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.6 billion at December 31, 2015. The Company's maximum exposure to loss related to these equity method investments is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

limited to the carrying value of these investments plus unfunded commitments of $791 million at December 31, 2015. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the three most recent annual periods: 2015, 2014 and 2013. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2015, 2014 and 2013. Aggregate total assets of these entities totaled $294.3 billion and $264.7 billion at December 31, 2015 and 2014, respectively. Aggregate total liabilities of these entities totaled $46.3 billion and $23.2 billion at December 31, 2015 and 2014, respectively. Aggregate net income (loss) of these entities totaled $13.7 billion, $25.1 billion and $20.9 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2015 and 2014.

                                                        December 31,
                                                      -----------------
                                                        2015     2014
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    172 $    280
          Accrued investment income..................        1        2
                                                      -------- --------
            Total assets............................. $    173 $    282
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $     48 $    139
          Other liabilities..........................        1        1
                                                      -------- --------
            Total liabilities........................ $     49 $    140
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $105 million and $123 million at estimated fair value at December 31, 2015 and 2014, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $8 million, $36 million and $122 million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2015                  2014
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $  13,453  $  13,453  $   9,322  $   9,322
 U.S. and foreign corporate.....................       461        461        526        526
Other limited partnership interests.............     1,367      1,647      1,774      2,162
Other investments (3)...........................        92        100        103        117
                                                 --------- ----------- --------- -----------
   Total........................................ $  15,373  $  15,661  $  11,725  $  12,127
                                                 ========= =========== ========= ===========

--------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million at both December 31, 2015 and 2014. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of real estate joint ventures, other invested assets and non-redeemable preferred stock.

  As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2015, 2014 and 2013.

Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2015     2014    2013
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $2,010   $1,954  $2,235
  Equity securities.......................................     18       17      13
  Mortgage loans..........................................    360      337     360
  Policy loans............................................     54       59      57
  Real estate and real estate joint ventures..............    108       80      56
  Other limited partnership interests.....................    134      266     270
  Cash, cash equivalents and short-term investments.......      8        5       7
  Operating joint venture.................................     11        2     (5)
  Other...................................................     11        3     (2)
                                                            ------  ------  ------
    Subtotal..............................................  2,714    2,723   2,991
  Less: Investment expenses...............................    115      103     124
                                                            ------  ------  ------
    Subtotal, net.........................................  2,599    2,620   2,867
 FVO CSEs -- interest income -- commercial mortgage loans.     16       49     132
                                                            ------  ------  ------
    Subtotal..............................................     16       49     132
                                                            ------  ------  ------
      Net investment income............................... $2,615   $2,669  $2,999
                                                            ======  ======  ======

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                         2015      2014     2013
                                                                         -----    ------    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Consumer........................................................... $ (8)    $  (2)    $  --
     Industrial.........................................................   (3)        --       --
     Transportation.....................................................    --       (2)      (3)
     Finance............................................................    --        --      (3)
                                                                         -----    ------    -----
       Total U.S. and foreign corporate securities......................  (11)       (4)      (6)
   RMBS.................................................................  (14)       (8)     (14)
                                                                         -----    ------    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................  (25)      (12)     (20)
 Fixed maturity securities -- net gains (losses) on sales and disposals.  (34)        26       61
                                                                         -----    ------    -----
   Total gains (losses) on fixed maturity securities....................  (59)        14       41
                                                                         -----    ------    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Common stock.........................................................   (3)       (7)      (2)
   Non-redeemable preferred stock.......................................    --       (8)      (3)
                                                                         -----    ------    -----
       OTTI losses on equity securities recognized in earnings..........   (3)      (15)      (5)
 Equity securities -- net gains (losses) on sales and disposals.........    18        14       10
                                                                         -----    ------    -----
   Total gains (losses) on equity securities............................    15       (1)        5
                                                                         -----    ------    -----
 Mortgage loans.........................................................  (11)        17        5
 Real estate and real estate joint ventures.............................    98       (4)        2
 Other limited partnership interests....................................   (1)       (9)      (6)
 Other..................................................................   (2)        43      (2)
                                                                         -----    ------    -----
     Subtotal...........................................................    40        60       45
                                                                         -----    ------    -----
FVO CSEs:
   Commercial mortgage loans............................................   (7)      (13)     (56)
   Long-term debt -- related to commercial mortgage loans...............     4        19       88
Non-investment portfolio gains (losses) (1).............................   (1)     (535)     (50)
                                                                         -----    ------    -----
     Subtotal...........................................................   (4)     (529)     (18)
                                                                         -----    ------    -----
       Total net investment gains (losses).............................. $  36    $(469)    $  27
                                                                         =====    ======    =====

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($6) million, $66 million and ($59) million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                             Years Ended December 31,
                                --------------------------------------------------
                                  2015     2014     2013    2015    2014    2013
                                -------- -------- -------- ------- ------- -------
                                Fixed Maturity Securities     Equity Securities
                                -------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 29,937 $ 14,649 $ 11,719 $    80 $    57 $    75
                                ======== ======== ======== ======= ======= =======
Gross investment gains......... $    165 $     84 $    194 $    25 $    15 $    18
Gross investment losses........    (199)     (58)    (133)     (7)     (1)     (8)
OTTI losses....................     (25)     (12)     (20)     (3)    (15)     (5)
                                -------- -------- -------- ------- ------- -------
 Net investment gains (losses). $   (59) $     14 $     41 $    15 $   (1) $     5
                                ======== ======== ======== ======= ======= =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2015          2014
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          57 $          59
Additions:
 Initial impairments -- credit loss OTTI on securities not previously
   impaired............................................................             1            --
 Additional impairments -- credit loss OTTI on securities previously
   impaired............................................................            11             7
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................          (14)           (9)
 Increase in cash flows -- accretion of previous credit loss OTTI......           (3)            --
                                                                        ------------- -------------
Balance at December 31,................................................ $          52 $          57
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                       Years Ended December 31,
                                                                     ----------------------------
                                                                       2015      2014      2013
                                                                     -------- ---------- --------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    185 $    1,441 $    874
Amortized cost of invested assets transferred to affiliates......... $    169 $    1,362 $    827
Net investment gains (losses) recognized on transfers............... $     16 $       79 $     47
Estimated fair value of invested assets transferred from affiliates. $    928 $      132 $    834

  In 2013, prior to the Mergers, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above. See Note 3 for additional information on the Mergers.

  In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million and $28 million for the years ended December 31, 2014 and 2013, respectively.

  The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million, $34 million and $16 million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million, $62 million, and $76 million for years ended December 31, 2015, 2014 and 2013, respectively. The Company also had affiliated net investment income of less than $1 million for both the years ended December 31, 2015 and 2014 and $1 million for the year ended December 31, 2013.

  See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliate.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

 difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in nonqualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

 the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in nonqualifying hedging relationships.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2015                            2014
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      420 $     38  $      1   $      379 $     33  $      2
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        230       60        --          369       81        --
  Interest rate forwards.. Interest rate....................         35        8        --          155       45        --
  Foreign currency swaps.. Foreign currency exchange rate...        937      126         3          728       56         9
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,202      194         3        1,252      182         9
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,622      232         4        1,631      215        11
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Interest rate swaps....... Interest rate....................     23,134    1,804       638       25,919    1,709       601
Interest rate floors...... Interest rate....................      7,036       33        24       16,404       83        69
Interest rate caps........ Interest rate....................     13,792       38        --        7,901       11        --
Interest rate futures..... Interest rate....................        630        2        --          325        1        --
Interest rate options..... Interest rate....................     18,620      472         5       29,870      446        16
Foreign currency swaps.... Foreign currency exchange rate...        659       75        --          672       59         4
Foreign currency forwards. Foreign currency exchange rate...        185        4         1           48        3        --
Credit default
 swaps -- purchased....... Credit...........................         21       --        --           45       --         1
Credit default
 swaps -- written......... Credit...........................      2,093       13         1        1,924       29         1
Equity futures............ Equity market....................      3,669       37        --        3,086       34        --
Equity index options...... Equity market....................     44,035    1,032       626       27,212      854       613
Equity variance swaps..... Equity market....................     14,866      120       434       15,433      120       435
TRRs...................... Equity market....................      2,814       31        49        2,332       12        67
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or nonqualifying derivatives.....       131,554    3,661     1,778      131,171    3,361     1,807
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  133,176 $  3,893  $  1,782   $  132,802 $  3,576  $  1,818
                                                             ========== ========  ========   ========== ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2015 and 2014. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                          2015    2014     2013
                                                         ------ -------- --------
                                                              (In millions)
Freestanding derivatives and hedging gains (losses) (1). $(154) $    868 $(5,826)
Embedded derivatives gains (losses).....................  (270)  (1,049)    6,267
                                                         ------ -------- --------
 Total net derivative gains (losses).................... $(424) $  (181) $    441
                                                         ====== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                          Years Ended December 31,
                                                          ------------------------
                                                          2015    2014     2013
                                                          ----    ----    ------
                                                           (In millions)
     Qualifying hedges:
      Net investment income.............................. $ 11    $  4    $    2
      Interest credited to policyholder account balances.  (2)     (1)         2
     Nonqualifying hedges:
      Net derivative gains (losses)......................  360     273     (157)
      Policyholder benefits and claims...................   14      32     (292)
                                                          ----    ----    ------
        Total............................................ $383    $308    $(445)
                                                          ====    ====    ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                  Net          Net     Policyholder
                                               Derivative   Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2015
 Interest rate derivatives..................       $   (67)       $ --       $    5
 Foreign currency exchange rate derivatives.             42         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............           (14)         --           --
 Equity derivatives.........................          (476)        (4)         (25)
                                             -------------- ---------- ------------
   Total....................................       $  (515)       $(4)       $ (20)
                                             ============== ========== ============
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                             Net Derivative  Net Derivative Ineffectiveness
                                                             Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value     Hedged Items in Fair Value       Recognized    Recognized for Net Derivative
Hedging Relationships           Hedging Relationships        for Derivatives  Hedged Items  Gains (Losses)
-------------------------  --------------------------------- --------------- -------------- ---------------
                                                                             (In millions)
Year Ended December 31, 2015
Interest rate swaps:       Fixed maturity securities........    $          1  $           1   $           2
                           Policyholder liabilities (1).....               2            (2)              --
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............              --             --              --
                                                                ------------  -------------   -------------
  Total...................................................      $          3  $         (1)   $           2
                                                                ============  =============   =============
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities........    $          1  $         (1)   $          --
                           Policyholder liabilities (1).....              32           (31)               1
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............              --             --              --
                                                                ------------  -------------   -------------
  Total...................................................      $         33  $        (32)   $           1
                                                                ============  =============   =============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities........    $          7  $         (9)   $         (2)
                           Policyholder liabilities (1).....            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............               2            (2)              --
                                                                ------------  -------------   -------------
  Total...................................................      $       (21)  $          17   $         (4)
                                                                ============  =============   =============

--------

(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $3 million for the year ended December 31, 2015 and not significant for both the years ended December 31, 2014 and 2013.

  At December 31, 2015 and 2014, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed four years and five years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  At December 31, 2015 and 2014, the balance in AOCI associated with cash flow hedges was $368 million and $282 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location       Amount and Location
                            Amount of Gains          of Gains (Losses)         of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from       Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)    (Loss) on Derivatives
------------------------  -------------------- ----------------------------- ----------------------
                          (Effective Portion)       (Effective Portion)      (Ineffective Portion)
                          -------------------- ----------------------------- ----------------------
                                               Net Derivative Net Investment    Net Derivative
                                               Gains (Losses)     Income        Gains (Losses)
                                               -------------- -------------- ----------------------
                                                       (In millions)
Year Ended December 31, 2015
Interest rate swaps...... $                 15  $         1    $          1  $                    1
Interest rate forwards...                    1            2               2                      --
Foreign currency swaps...                   76           --              --                      --
Credit forwards..........                   --           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $                 92  $         3    $          3  $                    1
                          ==================== ============== ============== ======================
Year Ended December 31, 2014
Interest rate swaps...... $                131  $         1    $          1  $                   --
Interest rate forwards...                   55            1               1                      --
Foreign currency swaps...                   56          (6)              --                      --
Credit forwards..........                   --           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $                242  $       (4)    $          2  $                   --
                          ==================== ============== ============== ======================
Year Ended December 31, 2013
Interest rate swaps...... $              (120)  $        --    $          1  $                   --
Interest rate forwards...                 (57)            9               1                      --
Foreign currency swaps...                 (17)           --              --                       1
Credit forwards..........                  (1)           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $              (195)  $         9    $          2  $                    1
                          ==================== ============== ============== ======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2015, $27 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.1 billion and $1.9 billion at December 31, 2015 and 2014, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2015 and 2014, the Company would have received $12 million and $28 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2015                                     2014
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps         Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate).......... $       1   $         207            1.5 $       2   $          155           2.1
Credit default swaps
  referencing indices........         1             219            4.0         1              134           1.3
                              ---------   -------------                ---------   --------------
 Subtotal....................         2             426            2.8         3              289           1.7
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         2             409            1.6         5              454           2.3
Credit default swaps
  referencing indices........         8           1,222            4.8        18            1,145           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................        10           1,631            4.0        23            1,599           4.2
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........        --              36            5.0         2               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................        --              36            5.0         2               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      12   $       2,093            3.8 $      28   $        1,924           3.8
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                December 31,
                                                                  -----------------------------------------
                                                                          2015                 2014
                                                                  -------------------- --------------------
Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,870  $  1,725   $  3,554  $  1,767
  OTC-cleared (1)................................................       78        78         75        73
  Exchange-traded................................................       39        --         35        --
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,987     1,803      3,664     1,840
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,987     1,803      3,664     1,840
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,577)   (1,577)    (1,592)   (1,592)
  OTC-cleared....................................................     (70)      (70)       (54)      (54)
  Exchange-traded................................................       --        --         --        --
 Cash collateral: (3), (4)
  OTC-bilateral..................................................  (1,605)        --      (753)        --
  OTC-cleared....................................................      (8)       (8)       (21)      (18)
  Exchange-traded................................................       --        --         --        --
 Securities collateral: (5)
  OTC-bilateral..................................................    (552)     (148)    (1,152)     (175)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --        --
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $    175  $     --   $     92  $      1
                                                                  ======== =========== ======== ===========

--------

(1)At December 31, 2015 and 2014, derivative assets included income or expense accruals reported in accrued investment income or in other liabilities of $94 million and $88 million, respectively, and derivative liabilities included income or expense accruals reported in accrued investment income or in other liabilities of $21 million and $22 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

   certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $0 and $121 million at December 31, 2015 and 2014, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2015 and 2014, the Company received excess cash collateral of $1 million and $33 million (including $0 and $33 million off-balance sheet cash collateral held in separate custodial accounts), respectively, and provided excess cash collateral of $62 million and $30 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2015 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2015 and 2014, the Company received excess securities collateral with an estimated fair value of $0 and $122 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2015 and 2014, the Company provided excess securities collateral with an estimated fair value of $36 million and $17 million, respectively, for its OTC-bilateral derivatives, $34 million and $37 million, respectively, for its OTC-cleared derivatives, and $156 million and $165 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the estimated fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of MetLife Insurance Company USA and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both MetLife Insurance Company USA and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

balance sheet location of the collateral pledged. The table also presents the incremental collateral that MetLife Insurance Company USA would be required to provide if there was a one-notch downgrade in MetLife Insurance Company USA's financial strength rating at the reporting date or if MetLife Insurance Company USA's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                December 31,
                                                                          -------------------------
                                                                              2015         2014
                                                                          ------------ ------------
                                                                                (In millions)
Estimated fair value of derivatives in a net liability position (1)...... $        148 $        175
Estimated Fair Value of Collateral Provided
 Fixed maturity securities............................................... $        179 $        192
 Cash.................................................................... $         -- $         --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating........................ $         -- $         --
 Downgrade in financial strength rating to a level that triggers full
   overnight collateralization or termination of the derivative position. $         -- $         --

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                     December 31,
                                                                  ------------------
                                        Balance Sheet Location      2015      2014
                                       -------------------------- --------- --------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $     242 $    217
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....        35       53
  Options embedded in debt or equity
   securities......................... Investments...............      (63)     (48)
                                                                  --------- --------
   Net embedded derivatives within asset host contracts.......    $     214 $    222
                                                                  ========= ========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. Policyholder account
                                       balances.................. $     177 $  (609)
  Assumed guaranteed minimum benefits. Policyholder account
                                       balances..................       897      827
  Funds withheld on ceded reinsurance. Other liabilities.........       244      382
  Other............................... Policyholder account
                                       balances..................         6       17
                                                                  --------- --------
   Net embedded derivatives within liability host contracts...    $   1,324 $    617
                                                                  ========= ========

  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                         -------------------------------------
                                            2015         2014         2013
                                         ----------- ------------ ------------
                                                     (In millions)
 Net derivative gains (losses) (1), (2). $     (270) $    (1,049) $      6,267
 Policyholder benefits and claims....... $        21 $         87 $      (139)

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $25 million, $73 million and ($1.0) billion for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2015
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,295 $  1,451   $   16,746
  U.S. Treasury and agency...................................     7,998      5,808       --       13,806
  RMBS.......................................................        --      7,138    1,340        8,478
  Foreign corporate..........................................        --      4,263      691        4,954
  State and political subdivision............................        --      2,692       13        2,705
  ABS........................................................        --      2,357      317        2,674
  CMBS.......................................................        --      2,120      181        2,301
  Foreign government.........................................        --        719       26          745
                                                              --------- ---------- -------- ---------------
   Total fixed maturity securities...........................     7,998     40,392    4,019       52,409
                                                              --------- ---------- -------- ---------------
Equity securities............................................        44        268       97          409
Short-term investments (1)...................................        59      1,623       47        1,729
Commercial mortgage loans held by CSEs -- FVO................        --        172       --          172
Derivative assets: (2)
  Interest rate..............................................         2      2,445        8        2,455
  Foreign currency exchange rate.............................        --        205       --          205
  Credit.....................................................        --         12        1           13
  Equity market..............................................        37        968      215        1,220
                                                              --------- ---------- -------- ---------------
   Total derivative assets...................................        39      3,630      224        3,893
                                                              --------- ---------- --------   ----------
Net embedded derivatives within asset host contracts (3).....        --         --      277          277
Separate account assets (4)..................................       624    100,965      146      101,735
                                                              --------- ---------- --------   ----------
      Total assets........................................... $   8,764 $  147,050 $  4,810   $  160,624
                                                              ========= ========== ========   ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      668 $     --   $      668
  Foreign currency exchange rate.............................        --          4       --            4
  Credit.....................................................        --          1       --            1
  Equity market..............................................        --        653      456        1,109
                                                              --------- ---------- -------- ---------------
   Total derivative liabilities..............................        --      1,326      456        1,782
                                                              --------- ---------- --------   ----------
Net embedded derivatives within liability host contracts (3).        --         --    1,324        1,324
Long-term debt of CSEs -- FVO................................        --         48       --           48
                                                              --------- ---------- --------   ----------
      Total liabilities...................................... $      -- $    1,374 $  1,780   $    3,154
                                                              ========= ========== ========   ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                           December 31, 2014
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                                    Total Estimated
                                                              Level 1      Level 2      Level 3       Fair Value
                                                              --------    ----------    --------    ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     --    $   15,447    $  1,355      $   16,802
  U.S. Treasury and agency...................................   10,226         5,600          --          15,826
  RMBS.......................................................       --         5,365         716           6,081
  Foreign corporate..........................................       --         4,704         710           5,414
  State and political subdivision............................       --         2,592          --           2,592
  ABS........................................................       --         1,381         181           1,562
  CMBS.......................................................       --         1,531         148           1,679
  Foreign government.........................................       --           741          --             741
                                                              --------    ----------    --------    ---------------
    Total fixed maturity securities..........................   10,226        37,361       3,110          50,697
                                                              --------    ----------    --------    ---------------
Equity securities............................................      105           254         100             459
Short-term investments (1)...................................      253           812          71           1,136
Commercial mortgage loans held by CSEs -- FVO................       --           280          --             280
Derivative assets: (2)
  Interest rate..............................................        1         2,363          45           2,409
  Foreign currency exchange rate.............................       --           118          --             118
  Credit.....................................................       --            28           1              29
  Equity market..............................................       34           770         216           1,020
                                                              --------    ----------    --------    ---------------
    Total derivative assets..................................       35         3,279         262           3,576
                                                              --------    ----------    --------      ----------
Net embedded derivatives within asset host contracts (3).....       --            --         270             270
Separate account assets (4)..................................      249       108,454         158         108,861
                                                              --------    ----------    --------      ----------
       Total assets.......................................... $ 10,868    $  150,440    $  3,971      $  165,279
                                                              ========    ==========    ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $     --    $      688    $     --      $      688
  Foreign currency exchange rate.............................       --            13          --              13
  Credit.....................................................       --             2          --               2
  Equity market..............................................       --           657         458           1,115
                                                              --------    ----------    --------      ----------
    Total derivative liabilities.............................       --         1,360         458           1,818
                                                              --------    ----------    --------      ----------
Net embedded derivatives within liability host contracts (3).       --            --         617             617
Long-term debt of CSEs -- FVO................................       --           139          --             139
                                                              --------    ----------    --------      ----------
       Total liabilities..................................... $     --    $    1,499    $  1,075      $    2,574
                                                              ========    ==========    ========      ==========

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2015 and 2014, debt and equity securities also included embedded derivatives of ($63) million and ($48) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife Insurance Company USA's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

  independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2015.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

    Instrument                                    Level 2                                                 Level 3
                                              Observable Inputs                                     Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
----------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market and income              Valuation Techniques: Principally the
                      approaches.                                                          market approach.
                     Key Inputs:                                                          Key Inputs:
                     . quoted prices in markets that are not active                       . illiquidity premium
                     . benchmark yields; spreads off benchmark yields; new                . delta spread adjustments to reflect
                       issuances; issuer rating                                             specific credit- related issues
                     . trades of identical or comparable securities; duration             . credit spreads
                                                                                          . quoted prices in markets that are not
                                                                                            active for identical or similar
                                                                                            securities that are less liquid and
                                                                                            based on lower levels of trading
                     . Privately-placed securities are valued using the additional          activity than securities classified
                       key inputs:                                                          in Level 2
                                                                                          . independent non-binding broker
                      . market yield curve; call provisions                                 quotations
                      . observable prices and spreads for similar public or private securities that incorporate the credit quality and
                        industry sector of the issuer
                      . delta spread adjustments to reflect specific credit-related issues
----------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury and agency,
  State and political subdivision
  and Foreign government securities
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Valuation Techniques: Principally the
                     Valuation Techniques: Principally the market approach.               market approach.
                     Key Inputs:                                                          Key Inputs:
                                                                                          . independent non-binding broker
                     . quoted prices in markets that are not active                         quotations
                     . benchmark U.S. Treasury yield or other yields                      . quoted prices in markets that are not
                                                                                            active for identical or similar
                                                                                            securities that are less liquid and
                     . the spread off the U.S. Treasury yield curve for the identical       based on lower levels of trading
                       security                                                             activity than securities classified
                     . issuer ratings and issuer spreads; broker-dealer quotes              in Level 2
                     . comparable securities that are actively traded                     . credit spreads
----------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised
 of RMBS, ABS and CMBS
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market and income              Valuation Techniques: Principally the
                      approaches.                                                          market and income approaches.
                     Key Inputs:                                                          Key Inputs:
                     . quoted prices in markets that are not active                       . credit spreads
                     . spreads for actively traded securities; spreads off benchmark      . quoted prices in markets that are not
                       yields                                                               active for identical or similar
                                                                                            securities that are less liquid and
                                                                                            based on lower levels of trading
                     . expected prepayment speeds and volumes                               activity than securities classified
                     . current and forecasted loss severity; ratings; geographic region     in Level 2
                     . weighted average coupon and weighted average maturity              . independent non-binding broker
                     . average delinquency rates; debt-service coverage ratios              quotations
                     . issuance-specific information, including, but not limited to:
                      . collateral type; structure of the security; vintage of the loans
                      . payment terms of the underlying assets
                      . payment priority within the tranche; deal performance

    Instrument                       Level 3
                               Unobservable Inputs
-------------------------------------------------------------
Fixed Maturity Securities
----------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                      market approach.
                     Key Inputs:
                     . illiquidity premium
                     . delta spread adjustments to reflect
                       specific credit- related issues
                     . credit spreads
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . independent non-binding broker
                       quotations





----------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury and agency,
  State and political subdivision
  and Foreign government securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                     market approach.
                     Key Inputs:
                     . independent non-binding broker
                       quotations
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . credit spreads
----------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised
 of RMBS, ABS and CMBS
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                      market and income approaches.
                     Key Inputs:
                     . credit spreads
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . independent non-binding broker
                       quotations





                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Instrument                                Level 2                                                  Level 3
                                          Observable Inputs                                      Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market                 Valuation Techniques: Principally the market and
                      approach.                                                    income approaches.
                     Key Input:                                                   Key Inputs:
                     . quoted prices in markets that are not considered active    . credit ratings; issuance structures
                                                                                  . quoted prices in markets that are not active
                                                                                    for identical or similar securities that are
                                                                                    less liquid and based on lower levels of
                                                                                    trading activity than securities classified in
                                                                                    Level 2
                                                                                  . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
                     . Short-term investments are of a similar nature and class   . Short-term investments are of a similar nature
                       to the fixed maturity and equity securities described        and class to the fixed maturity and equity
                       above; accordingly, the valuation techniques and             securities described above; accordingly, the
                       observable inputs used in their valuation are also           valuation techniques and unobservable inputs
                       similar to those described above.                            used in their valuation are also similar to
                                                                                    those described above.
------------------------------------------------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market approach.       . N/A
                     Key Input:
                     . quoted securitization market price determined principally by independent pricing services using observable
                       inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
                     Key Input:                                                   . N/A
                     . quoted prices or reported NAV provided by the fund
                       managers
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
                     N/A                                                          Valuation Techniques: Valued giving consideration
                                                                                   to the underlying holdings of the partnerships
                                                                                   and by applying a premium or discount, if
                                                                                   appropriate.
                                                                                  Key Inputs:
                                                                                  . liquidity; bid/ask spreads; performance record
                                                                                    of the fund manager
                                                                                  . other relevant variables that may impact the
                                                                                    exit value of the particular partnership
                                                                                    interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                               Foreign Currency Exchange
             Instrument                    Interest Rate                 Rate                     Credit
------------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve       . swap yield curve        . swap yield curve
 by instrument type                    . basis curves           . basis curves            . credit curves
                                       . interest rate          . currency spot rates     . recovery rates
                                          volatility (1)        . cross currency basis
                                                                   curves
------------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)   N/A                       . swap yield curve (2)
                                       . basis curves (2)                                 . credit curves (2)
                                                                                          . credit spreads
                                                                                          . repurchase rates
                                                                                          . independent non-
                                                                                             binding broker
                                                                                             quotations

             Instrument                       Equity Market
--------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility (1)
--------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (1), (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded to an affiliated reinsurance company the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2015 and 2014, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2015
                                                                                       ----------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ----------------  -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (65) --    240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            13  --    780     314
                                Consensus pricing             Offered quotes (5)           68  --     95      80
                               --------------------------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)            29  --    292      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  --    103     100
                                Consensus pricing             Offered quotes (5)           66  --    105      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              317  --    317
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           --  --     --
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             17%  --    36%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  --    70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40               0%  --  0.09%
                                                                 Ages 41 - 60           0.04%  --  0.65%
                                                                 Ages 61 - 115          0.26%  --   100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.25%  --   100%
                                                                 Durations 11 - 20         3%  --   100%
                                                                 Durations 21 - 116        3%  --   100%
                                                              Utilization rates            0%  --    25%
                                                              Withdrawal rates          0.25%  --    10%
                                                              Long-term equity         17.40%  --    25%
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread            0.04%  --  0.52%

                                                                                            December 31, 2014
                                                                                       ----------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ----------------  -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) --    240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  --    750     418
                                Consensus pricing             Offered quotes (5)           78  --    103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)             1  --    117     107
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  --    108     101
                                Consensus pricing             Offered quotes (5)           62  --    106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  --    297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  --     99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  --    27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  --    70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40               0%  --  0.10%
                                                                 Ages 41 - 60           0.04%  --  0.65%
                                                                 Ages 61 - 115          0.26%  --   100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  --   100%
                                                                 Durations 11 - 20         3%  --   100%
                                                                 Durations 21 - 116        3%  --   100%
                                                              Utilization rates           20%  --    50%
                                                              Withdrawal rates          0.07%  --    10%
                                                              Long-term equity         17.40%  --    25%
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread            0.03%  --  1.39%

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)        Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread           Decrease (18)

--------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2015 and 2014, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

   applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ----------------------------------------------------------------------------------------------------------
                                  Fixed Maturity Securities
                     ---------------------------------------------------
                                                   State and                                                          Net
                                                   Political   Foreign     Equity   Short-term        Net          Embedded
                     Corporate (1) Structured (2) Subdivision Government Securities Investments Derivatives (3) Derivatives (4)
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
                                                                         (In millions)
Balance, January 1,
 2014...............        $2,049         $1,005         $--       $ --      $ 131       $  --          $(292)        $    288
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............             3             10          --         --        (2)          --             (4)           (957)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            74             12          --         --          7          --              57             107
Purchases (8).......           178            501          --         --         --          71               4              --
Sales (8)...........         (194)          (277)          --         --       (24)          --              --              --
Issuances (8).......            --             --          --         --         --          --              --              --
Settlements (8).....            --             --          --         --         --          --              39             215
Transfers into
 Level 3 (9)........           163             25          --         --          6          --              --              --
Transfers out of
 Level 3 (9)........         (208)          (231)          --         --       (18)          --              --              --
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
Balance,
 December 31, 2014..        $2,065         $1,045         $--       $ --      $ 100       $  71          $(196)        $  (347)
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............            16             21          --         --         11          --            (74)           (228)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         (113)           (11)          --        (3)       (10)          --               2              --
Purchases (8).......           285          1,255          13         29         --          47              22              --
Sales (8)...........         (118)          (360)          --         --       (16)          --              --              --
Issuances (8).......            --             --          --         --         --          --              --              --
Settlements (8).....            --             --          --         --         --          --              14           (472)
Transfers into
 Level 3 (9)........           202             22          --         --         19          --              --              --
Transfers out of
 Level 3 (9)........         (195)          (134)          --         --        (7)        (71)              --              --
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
Balance,
 December 31, 2015..        $2,142         $1,838         $13       $ 26      $  97       $  47          $(232)        $(1,047)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2013 (10)..........        $    5         $    1         $--       $ --      $ (5)       $  --          $(443)        $  6,270
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (10)...............        $    3         $    6         $--       $ --      $ (1)       $  --          $  (7)        $  (982)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015
 (10)...............        $   11         $   21         $--       $ --      $  --       $  --          $ (64)        $  (241)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Gains (Losses) Data
 for the year ended
 December 31, 2013

Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        $    1         $    4         $--       $ --      $   8       $  --          $(466)        $  6,309
Total
 realized/unrealized
 gains (losses)
 included in AOCI...        $ (43)         $    9         $--       $ --      $  21       $  --          $ (58)        $    292

                     -----------


                      Separate
                      Account
                     Assets (5)
                     ----------

Balance, January 1,
 2014...............       $153
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         --
Purchases (8).......         12
Sales (8)...........        (9)
Issuances (8).......         --
Settlements (8).....         --
Transfers into
 Level 3 (9)........          3
Transfers out of
 Level 3 (9)........         --
                     ----------
Balance,
 December 31, 2014..       $158
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         --
Purchases (8).......          3
Sales (8)...........        (5)
Issuances (8).......         --
Settlements (8).....         --
Transfers into
 Level 3 (9)........         --
Transfers out of
 Level 3 (9)........        (4)
                     ----------
Balance,
 December 31, 2015..       $146
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2013 (10)..........       $ --
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (10)...............       $ --
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015
 (10)...............       $ --
                     ==========
Gains (Losses) Data
 for the year ended
 December 31, 2013

Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............       $  6
Total
 realized/unrealized
 gains (losses)
 included in AOCI...       $ --

--------
(1)Comprised of U.S. and foreign corporate securities.

(2)Comprised of RMBS, ABS and CMBS.

(3)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(4)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(5)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(6)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(7)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(8)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(9)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(10)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                            December 31,
                                                                           --------------
                                                                             2015    2014
                                                                           ------- ------
                                                                           (In millions)
Assets (1)
Unpaid principal balance.................................................. $   121 $  223
Difference between estimated fair value and unpaid principal balance......      51 $   57
                                                                           ------- ------
 Carrying value at estimated fair value................................... $   172 $  280
                                                                           ======= ======
Liabilities (1)
Contractual principal balance............................................. $    46 $  133
Difference between estimated fair value and contractual principal balance.       2 $    6
                                                                           ------- ------
 Carrying value at estimated fair value................................... $    48 $  139
                                                                           ======= ======

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ----------------------
                                            2015       2014       2013       2015     2014    2013
                                            ----       ----       ----       ----     ----    ----
                                            Carrying Value After Measurement  Gains (Losses)
                                            -------------------------------- ----------------------
                                                     (In millions)
   Mortgage loans (1)......................  $ 3        $ 3        $19        $--     $ --    $ (3)
   Other limited partnership interests (2).  $ 2        $38        $ 5        $(1)    $ (6)   $ (6)
   Goodwill (3)............................  $--        $--        $--        $--     $(33)   $(66)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2015 and 2014 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                              December 31, 2015
                                             ---------------------------------------------------
                                                              Fair Value Hierarchy
                                                            -------------------------
                                                                                        Total
                                                                                      Estimated
                                             Carrying Value Level 1 Level 2  Level 3  Fair Value
                                             -------------- ------- ------- --------- ----------
                                                                (In millions)
Assets
Mortgage loans..............................      $   7,090     $--  $   -- $   7,386  $   7,386
Policy loans................................      $   1,266     $--  $  917 $     430  $   1,347
Real estate joint ventures..................      $      23     $--  $   -- $      65  $      65
Other limited partnership interests.........      $      52     $--  $   -- $      57  $      57
Premiums, reinsurance and other receivables.      $   6,074     $--  $   80 $   7,163  $   7,243
Liabilities
Policyholder account balances...............      $  18,968     $--  $   -- $  20,339  $  20,339
Long-term debt..............................      $     788     $--  $1,070 $      --  $   1,070
Other liabilities...........................      $     217     $--  $   43 $     174  $     217
Separate account liabilities................      $   1,275     $--  $1,275 $      --  $   1,275

                                                              December 31, 2014
                                             ---------------------------------------------------
                                                              Fair Value Hierarchy
                                                            -------------------------
                                                                                        Total
                                                                                      Estimated
                                             Carrying Value Level 1 Level 2  Level 3  Fair Value
                                             -------------- ------- ------- --------- ----------
                                                                (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $   6,020  $   6,020
Policy loans................................      $   1,194     $--  $  834 $     454  $   1,288
Real estate joint ventures..................      $      37     $--  $   -- $      83  $      83
Other limited partnership interests.........      $      63     $--  $   -- $      81  $      81
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $   7,156  $   7,207
Liabilities
Policyholder account balances...............      $  20,554     $--  $   -- $  22,079  $  22,079
Long-term debt..............................      $     789     $--  $1,120 $      --  $   1,120
Other liabilities...........................      $     245     $--  $   76 $     169  $     245
Separate account liabilities................      $   1,432     $--  $1,432 $      --  $   1,432

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

 estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

   These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11.  Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, control premium, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11.  Goodwill (continued)


  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2015 annual goodwill impairment test, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more likely than not that the fair value of the reporting unit tested was less than its carrying amount, and, therefore no further testing was needed for this reporting unit.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                     Retail  Funding  & Other (1) Total
                                     ------ --------- ----------- ------
                                                (In millions)
       Balance at January 1, 2013
       Goodwill..................... $  274    $  307      $  405 $  986
       Accumulated impairment.......  (218)        --       (176)  (394)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   56    $  307      $  229 $  592

       Impairments (2)..............   (23)        --        (43)   (66)

       Balance at December 31, 2013
       Goodwill..................... $  274    $  307      $  405 $  986
       Accumulated impairment.......  (241)        --       (219)  (460)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   33    $  307      $  186 $  526
       Dispositions (3).............     --     (112)          --  (112)
       Impairments                     (33)        --          --   (33)
       Balance at December 31, 2014
       Goodwill..................... $  274    $  195      $  405 $  874
       Accumulated impairment.......  (274)        --       (219)  (493)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   --    $  195      $  186 $  381
       Balance at December 31, 2015
       Goodwill..................... $  274    $  195      $  405 $  874
       Accumulated impairment.......  (274)        --       (219)  (493)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   --    $  195      $  186 $  381
                                     ====== ========= =========== ======


--------

(1)For purposes of goodwill impairment testing in 2015, the $186 million of net goodwill in Corporate & Other at December 31, 2014 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11.  Goodwill (continued)


(2)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance on the consolidated statements of operations for the year ended December 31, 2013.

(3)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2015     2014
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus note -- affiliated (1).....   8.60%    2038   $    750 $    750
    Long-term debt -- unaffiliated (2).   7.03%    2030         38       39
                                                          -------- --------
     Total long-term debt (3)..........                   $    788 $    789
                                                          ======== ========

--------

(1)Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2)Principal and interest is paid quarterly.

(3)Excludes $48 million and $139 million of long-term debt relating to CSEs at December 31, 2015 and 2014, respectively. See Note 8.

  In December 2014, MetLife USA repaid in cash at maturity its $75 million 6.80% affiliated note.

  The aggregate maturities of long-term debt at December 31, 2015 are $1 million in 2016, $1 million in 2017, $2 million in each of 2018, 2019 and 2020 and $780 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $68 million for year ended December 31, 2015 and was $73 million for each of the years ended December 31, 2014 and 2013.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $5 million, $13 million and $27 million for the years

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Debt (continued)

ended December 31, 2015, 2014 and 2013, respectively, and was included in other expenses. At December 31, 2015, the Company had $0 in letters of credit outstanding. Remaining availability was $3.5 billion at December 31, 2015.

13. Equity

  See Note 3 for a discussion on the Mergers.

Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  See Note 18 for information on a subsequent capital contribution.

Statutory Equity and Income

  The state of domicile of MetLife Insurance Company USA imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife Insurance Company USA was in excess of 350% for all periods presented.

  MetLife Insurance Company USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife Insurance Company USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife Insurance Company USA. For December 31, 2013, MetLife Insurance Company USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the mergers into MetLife Insurance Company USA of certain of its affiliates, including Exeter, and a subsidiary. These blocks of business were recaptured by the counterparties prior to these mergers and are, therefore, not included in MetLife Insurance Company USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife Insurance Company USA not to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income for the year ended December 31, 2013.

  The tables below present amounts from MetLife Insurance Company USA, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                     Years Ended December 31,
                                                     ----------------------
    Company                        State of Domicile   2015      2014   2013
    ------------------------------ ----------------- --------   ------ ------
                                                         (In millions)
    MetLife Insurance Company USA.     Delaware      $(1,022)   $1,543 $3,358

  Statutory capital and surplus was as follows at:

                                                 December 31,
                                             ---------------------
              Company                           2015       2014
              ------------------------------ ---------- ----------
                                                 (In millions)
              MetLife Insurance Company USA. $    5,942 $    6,042

Dividend Restrictions

  Under Delaware Insurance Code, MetLife Insurance Company USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of:
(i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife Insurance Company USA will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2015, MetLife Insurance Company USA paid a dividend to MetLife, Inc. in the amount of $500 million. During the year ended December 31, 2014, MetLife Insurance Company USA did not pay a dividend. During the year ended December 31, 2014, prior to the Mergers, Exeter paid a dividend to MetLife, Inc. of $155 million.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Based on amounts at December 31, 2015, MetLife Insurance Company USA could pay a dividend to MetLife, Inc. in 2016 of $586 million without prior approval of the Delaware Commissioner.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI was as follows:

                                                         Unrealized
                                                      Investment Gains       Unrealized      Foreign Currency
                                                      (Losses), Net of    Gains (Losses) on    Translation
                                                     Related Offsets (1)     Derivatives       Adjustments      Total
                                                     -------------------  -----------------  ----------------  -------
                                                                                     (In millions)
Balance at January 1, 2012..........................             $ 2,410              $ 159             $ (13) $ 2,556
OCI before reclassifications........................              (2,163)              (195)               54   (2,304)
Deferred income tax benefit (expense)...............                 714                 68                (2)     780
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..                 961                 32                39    1,032
Amounts reclassified from AOCI......................                 (69)               (11)               --      (80)
Deferred income tax benefit (expense)...............                  24                  4                --       28
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                (45)                (7)                --     (52)
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2013........................                 916                 25                39      980
OCI before reclassifications........................               2,301                242               (56)   2,487
Deferred income tax benefit (expense)...............                (707)               (85)                4     (788)
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..               2,510                182              (13)    2,679
Amounts reclassified from AOCI......................                 (28)                 2                --      (26)
Deferred income tax benefit (expense)...............                   8                 (1)               --        7
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                (20)                  1                --     (19)
Sale of subsidiary (2)..............................                (320)                --                 6     (314)
Deferred income tax benefit (expense)...............                  80                 --                --       80
                                                     -------------------  -----------------  ----------------  -------
  Sale of subsidiary, net of income tax.............               (240)                 --                 6    (234)
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2014........................               2,250                183                (7)   2,426
OCI before reclassifications........................              (1,370)                92               (28)  (1,306)
Deferred income tax benefit (expense)...............                 506                (32)                9      483
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..               1,386                243              (26)    1,603
Amounts reclassified from AOCI......................                  46                 (6)               --       40
Deferred income tax benefit (expense)...............                 (17)                 2                --      (15)
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                  29                (4)                --       25
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2015........................             $ 1,415              $ 239             $ (26) $ 1,628
                                                     ===================  =================  ================  =======

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
------------------------------------------    ----------------------------   ----------------------------------------
                                              Years Ended December 31,
                                              ----------------------------
                                              2015       2014      2013
                                              ----       ----      ----
                                                (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $(48)       $13      $ 50           Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................   12         11        17           Net investment income
  Net unrealized investment gains
   (losses)..................................  (10)         4         2           Net derivative gains (losses)
                                              ----       ----      ----
    Net unrealized investment gains
     (losses), before income tax.............  (46)        28        69
    Income tax (expense) benefit.............   17         (8)      (24)
                                              ----       ----      ----
     Net unrealized investment gains
      (losses), net of income tax............ $(29)       $20      $ 45
                                              ====       ====      ====
Unrealized gains (losses) on
 derivatives -- cash flow hedges:
  Interest rate swaps........................ $  1        $ 1      $ --           Net derivative gains (losses)
  Interest rate swaps........................    1          1         1           Net investment income
  Interest rate forwards.....................    2          1         9           Net derivative gains (losses)
  Interest rate forwards.....................    2          1         1           Net investment income
  Foreign currency swaps.....................   --         (6)       --           Net derivative gains (losses)
                                              ----       ----      ----
    Gains (losses) on cash flow hedges,
     before income tax.......................    6         (2)       11
    Income tax (expense) benefit.............   (2)         1        (4)
                                              ----       ----      ----
    Gains (losses) on cash flow hedges,
     net of income tax....................... $  4        $(1)     $  7
                                              ====       ====      ====
       Total reclassifications, net of
        income tax........................... $(25)       $19      $ 52
                                              ====       ====      ====

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


14. Other Expenses

  Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                            ----------------------------
                                                              2015      2014      2013
                                                            --------  --------  --------
                                                                    (In millions)
Compensation............................................... $    472  $    320  $    358
Commissions................................................      650       492       700
Volume-related costs.......................................      134       170       165
Affiliated interest costs on ceded and assumed reinsurance.      205       325       212
Capitalization of DAC......................................     (325)     (279)     (512)
Amortization of DAC and VOBA...............................      595       990       205
Interest expense on debt...................................       76       109       195
Premium taxes, licenses and fees...........................       67        53        59
Professional services......................................       21        58        42
Rent and related expenses..................................       53        41        31
Other......................................................      369       475       482
                                                            --------  --------  --------
 Total other expenses...................................... $  2,317  $  2,754  $  1,937
                                                            ========  ========  ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


15. Income Tax

  The provision for income tax was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                        2015     2014     2013
                                                        ----    -----    -----
                                                           (In millions)
     Current:
      Federal.......................................... $281    $(364)   $(271)
      Foreign..........................................   --        6        8
                                                        ----    -----    -----
        Subtotal.......................................  281     (358)    (263)
                                                        ----    -----    -----
     Deferred:
      Federal..........................................  (66)     355      682
      Foreign..........................................   --       (2)      18
                                                        ----    -----    -----
        Subtotal.......................................  (66)     353      700
                                                        ----    -----    -----
          Provision for income tax expense (benefit)... $215    $  (5)   $ 437
                                                        ====    =====    =====

  The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                     Years Ended December 31,
                                     -----------------------
                                      2015    2014    2013
                                     ------  -----   ------
                                         (In millions)
                     Income (loss):
                      Domestic...... $1,041  $(174)  $1,724
                      Foreign.......     13    464     (146)
                                     ------  -----   ------
                        Total....... $1,054  $ 290   $1,578
                                     ======  =====   ======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                      Years Ended December 31,
                                                      -----------------------
                                                       2015     2014    2013
                                                      -----    -----    ----
                                                         (In millions)
       Tax provision at U.S. statutory rate.......... $ 369    $ 102    $551
       Tax effect of:
        Dividend received deduction..................  (127)    (114)    (93)
        Prior year tax...............................    (4)     (20)     (6)
        Tax credits..................................   (16)     (14)    (11)
        Foreign tax rate differential................    (5)      --      (2)
        Goodwill impairment..........................    --       12      13
        Sale of subsidiary...........................    --       24     (24)
        Other, net...................................    (2)       5       9
                                                      -----    -----    ----
          Provision for income tax expense (benefit). $ 215    $  (5)   $437
                                                      =====    =====    ====

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                           ---------------
                                                            2015     2014
                                                           ------  -------
                                                            (In millions)
     Deferred income tax assets:
      Policyholder liabilities and receivables............ $1,638  $ 1,836
      Tax credit carryforwards............................    168      149
      Other...............................................     39       40
                                                           ------  -------
        Total deferred income tax assets..................  1,845    2,025
                                                           ------  -------
     Deferred income tax liabilities:
      Investments, including derivatives..................    132      372
      Intangibles.........................................    521      519
      Net unrealized investment gains.....................    837    1,296
      DAC.................................................  1,158    1,176
                                                           ------  -------
        Total deferred income tax liabilities.............  2,648    3,363
                                                           ------  -------
            Net deferred income tax asset (liability)..... $ (803) $(1,338)
                                                           ======  =======

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2015.

                                  Tax Credit Carryforwards
                     --------------------------------------------------
                     General Business Credits Foreign Tax Credits Other
                     ------------------------ ------------------- -----
                                       (In millions)
         Expiration
         2016-2020..                      $--                 $--  $ --
         2021-2025..                       --                  20    --
         2026-2030..                       --                  --    --
         2031-2035..                        5                  --    --
         Indefinite.                       --                  --   150
                     ------------------------ ------------------- -----
                                          $ 5                 $20  $150
                     ======================== =================== =====

   The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $14 million, $537 million and $400 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

 and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          --------------------
                                                                          2015     2014    2013
                                                                          ----     ----    ----
                                                                            (In millions)
Balance at January 1,....................................................  $38      $26     $(1)
Additions for tax positions of prior years...............................    5       15      28
Reductions for tax positions of prior years..............................   --       (5)     (1)
Additions for tax positions of current year..............................    3        2       1
Reductions for tax positions of current year.............................   --       --      (1)
Settlements with tax authorities.........................................  $(4)     $--     $--
                                                                          ----     ----    ----
Balance at December 31,..................................................  $42      $38     $26
                                                                          ====     ====    ====
Unrecognized tax benefits that, if recognized would impact the effective
  rate...................................................................  $32      $28     $26
                                                                          ====     ====    ====

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                  2015     2014    2013
                                                                  ----     ----    ----
                                                                  (In millions)
Interest recognized on the consolidated statements of operations.  $--      $--      $2

                                                                           December 31,
                                                                           ---------------
                                                                           2015    2014
                                                                           ----    ----
                                                                           (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $ 2      $2

   The Company had no penalties for the years ended December 31, 2015, 2014 and 2013.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

 significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2015, 2014 and 2013, the Company recognized an income tax benefit of $138 million, $135 million and $106 million, respectively, related to the separate account DRD. The 2015 benefit included a benefit of $12 million related to a true-up of the 2014 tax return. The 2014 and 2013 benefit included a benefit of $21 million and $13 million related to a true-up of the 2013 and 2012 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2015.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2015, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On June 16, 2015, the West Virginia Supreme Court of Appeals reversed the Circuit Court's order that had granted defendants' motions to dismiss the actions and remanded them to the Circuit Court for further proceedings. MetLife Insurance Company USA, successor by merger to these defendants, intends to defend these actions vigorously.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

 cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                        December 31,
                                                                        ------------
                                                                        2015    2014
                                                                        ----    ----
                                                                        (In millions)
Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.  $13     $13
 Premium tax offsets currently available for paid assessments..........   10      13
                                                                        ----    ----
                                                                         $23     $26
                                                                        ====    ====
Other Liabilities:
 Insolvency assessments................................................  $17     $18
                                                                        ====    ====

Commitments

  Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $124 million and $36 million at December 31, 2015 and 2014, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

   The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.0 billion and $918 million at December 31, 2015 and 2014, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2015 and 2014, the Company had agreed to fund up to $20 million and $32 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million and $57 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $223 million, with a cumulative maximum of $264 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $2 million and $1 million at December 31, 2015 and 2014, respectively, for indemnities, guarantees and commitments.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)

Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.6 billion and $1.7 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $248 million, $266 million and $247 million for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $208 million, $202 million and $211 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company had net receivables from affiliates, related to the items discussed above, of $136 million and $26 million at December 31, 2015 and 2014, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

18. Subsequent Events

Sales Distribution Services

  On February 28, 2016, MetLife, Inc. entered into a purchase agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") pursuant to which MassMutual will acquire MetLife's U.S. Retail advisor force, the MetLife Premier Client Group, together with its affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc., and certain related assets. As part of the transaction, MetLife, Inc. and MassMutual have also agreed to enter into a product development agreement under which MetLife's U.S. Retail business will be the exclusive developer of certain annuity products to be issued by MassMutual. The transaction is subject to certain closing conditions, including regulatory approval.

Capital Contribution

  On February 24, 2016, MetLife USA received a capital contribution of $1.5 billion in cash from MetLife, Inc.

The Separation

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. MetLife is currently evaluating structural alternatives for the proposed Separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission ("SEC") filing and review process, as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2015

                                 (In millions)

                                               Cost or Amortized Estimated   Amount at Which Shown on
                                                   Cost (1)      Fair Value       Balance Sheet
Types of Investments                           ----------------- ----------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........   $        12,562 $    13,806            $      13,806
   State and political subdivision securities.             2,398       2,705                    2,705
   Public utilities...........................             2,207       2,343                    2,343
   Foreign government securities..............               651         745                      745
   All other corporate bonds..................            18,600      18,945                   18,945
                                               ----------------- ----------- ------------------------
     Total bonds..............................            36,418      38,544                   38,544
 Mortgage-backed and asset-backed
   securities.................................            13,388      13,453                   13,453
 Redeemable preferred stock...................               348         412                      412
                                               ----------------- ----------- ------------------------
       Total fixed maturity securities........            50,154      52,409                   52,409
                                               ----------------- ----------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......               161         177                      177
 Public utilities.............................                 4           3                        3
 Banks, trust and insurance companies.........                 2           5                        5
 Non-redeemable preferred stock...............               217         224                      224
                                               ----------------- ----------- ------------------------
     Total equity securities..................               384         409                      409
                                               ----------------- ----------- ------------------------
Mortgage loans held-for-investment............             7,262                                7,262
Policy loans..................................             1,266                                1,266
Real estate and real estate joint ventures....               628                                  628
Other limited partnership interests...........             1,846                                1,846
Short-term investments........................             1,737                                1,737
Other invested assets.........................             4,942                                4,942
                                               -----------------             ------------------------
        Total investments.....................   $        68,219                        $      70,499
                                               =================             ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2015
Retail.................... $  4,694          $  16,164        $  29,789             $  12      $  175
Corporate Benefit Funding.        6             10,115            5,870                --          13
Corporate & Other.........      109              7,164                2                 6          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,809          $  33,443        $  35,661             $  18      $  188
                           ======== ================== ================ ================= ===========
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9      $  203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14      $  204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9      $  286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13      $  288
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2015
Retail............          $    4,055       $  1,863           $      3,006       $     571       $   1,503
Corporate Benefit
  Funding.........                  70            804                    521               1              45
Corporate & Other.                 248            (52)                   206              23             174
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,373       $  2,615           $      3,733       $     595       $   1,722
                   =================== ==============  ===================== =============== ===============
2014
Retail............          $    4,094       $  1,845           $      3,168       $     966       $   1,520
Corporate Benefit
  Funding.........                   9            908                    603               2              42
Corporate & Other.                 242            (84)                    55              22             202
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,784           $      3,444       $     199       $   1,454
Corporate Benefit
  Funding.........                 219          1,119                    858               5              38
Corporate & Other.                 215             96                     13               1             240
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

  See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes during the first quarter of 2015, which were retrospectively applied.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                             % Amount
                             Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                             ------------ ---------- --------- ---------- --------------
2015
Life insurance in-force.....   $  538,086 $  497,017 $  94,863  $ 135,932          69.8%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    2,046 $      916 $     288  $   1,418          20.3%
Accident & health insurance.          235        229         9         15          60.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    2,281 $    1,145 $     297  $   1,433          20.7%
                             ============ ========== ========= ==========
2014
Life insurance in-force.....   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    1,995 $      943 $      94  $   1,146           8.2%
Accident & health insurance.          231        225        --          6           0.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    2,226 $    1,168 $      94  $   1,152           8.2%
                             ============ ========== ========= ==========
2013
Life insurance in-force.....   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    1,356 $      746 $      73  $     683          10.6%
Accident & health insurance.          234        228        --          6           0.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    1,590 $      974 $      73  $     689          10.6%
                             ============ ========== ========= ==========

--------

(1)Includes annuities with life contingencies.

  For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively.

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

     1.  Report of Independent Registered Public Accounting Firm



     2.  Statements of Assets and Liabilities as of December 31, 2015


     3.  Statements of Operations for the year ended December 31, 2015


     4. Statements of Changes in Net Assets for the years ended December 31, 2015 and 2014



     5.  Notes to the Financial Statements


The consolidated financial statements and financial statement schedules of MetLife Insurance Company USA and subsidiaries are included in Part B hereof and include:

     1.  Report of Independent Registered Public Accounting Firm



     2.  Consolidated Balance Sheets as of December 31, 2015 and 2014


     3. Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013




     4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013


     5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2015, 2014 and 2013


     6. Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013



     7.  Notes to the Consolidated Financial Statements


     8.  Financial Statement Schedules



b. Exhibits


1. (i) Resolutions of the Board of Directors of the COVA Financial Services Life Insurance Company authorizing the establishment of the Variable Account (1)


   (ii) Revised and Restated Resolutions of Board of Directors of MetLife Investors Insurance Company (adopted June 11, 2004) (7)


   (iii) Resolutions of the Board of Directors of MetLife Investors Insurance Company (including Agreement and Plan of Merger attached as Exhibit A to the resolutions) (adopted August 13,
               2014) (32)


   (iv) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (32)


2. Not Applicable.


3. (i) Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company effective November 24, 2009 (22)



   (a) Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (32)




   (b) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015) (34)


   (ii) Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (21)



4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract (2)

   (ii)        Enhanced Dollar Cost Averaging Rider (2)


   (iii)       Three Month Market Entry Rider (2)


   (iv)        Death Benefit Rider - (Principal Protection) (2)



   (v)         Death Benefit Rider - (Compounded - Plus) (2)



   (vi)        Death Benefit Rider - (Annual Step-Up) (2)


   (vii)       Guaranteed Minimum Income Benefit Rider - (Living Benefit) (2)


   (viii)      Additional Death Benefit Rider - (Earnings Preservation
               Benefit) (2)


   (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (2)


   (x)         Terminal Illness Rider (2)


   (xi)        Individual Retirement Annuity Endorsement (2)


   (xii)       Roth Individual Retirement Annuity Endorsement (2)


   (xiii)      401 Plan Endorsement (2)


   (xiv)       Tax Sheltered Annuity Endorsement (2)


   (xv)        Unisex Annuity Rates Rider (2)


   (xvi) Form of Endorsement (Name Change - effective February 5, 2001. MetLife Investors Insurance Company; formerly, Cova Financial Services Life Insurance Company) (3)


   (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II) 7018-I 03/03) (4)


   (xviii) Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04) (GWB I) (6)


   (xvix) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2 (7/04) (7)


   (xx)        Individual Retirement Annuity Endorsement 7023.1 (9/02) (7)


   (xxi)       Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)
               (7)


   (xxii)      401(a)/403(a) Plan Endorsement 7025.1 (9/02) (7)


   (xxiii)     Tax Sheltered Annuity Endorsement 7026.1 (9/02) (7)


   (xxiv)      Simple Individual Retirement Annuity Endorsement 7276 (9/02)
               (7)


   (xxv) Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2 (5/05) (8)


   (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05) (8)


   (xxvii)     Form of Three Month Market Entry Rider 7013-1 (5/05) (8)


   (xxviii)    Form of Contract Schedule 7028-3 (5/05) (8)


   (xxix)      Guaranteed Withdrawal Benefit Rider MLI-690-2 (11/05) (9)


   (xxx) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05) (10)


   (xxxi)      Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E
               (10)


   (xxxii)     Guaranteed Minimum Accumulation Benefit Rider MLI-670-1 (11/05)
               (10)


   (xxxiii) Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (11)


   (xxxiv)     Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus)
               (12)


   (xxxv)      Form of Contract Schedule (Enhanced GMIB Plus) (12)


   (xxxvi) Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-3 (6/06) (LWG I) (13)


   (xxxvii) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06) (13)


   (xxxiii) Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08) (EDB I) (14)

   (xxxix)     Form of Contract Schedule MLI-EDB (4/08) (EDB I) (14)


   (xl) Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08) (GMIB Plus II) (14)


   (xli) Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (LWG II) (14)


   (xlii)      Form of Spousal Continuation Endorsement MLI-GMIB (2-10)-E (17)


   (xliii)     Qualified Distribution Program Endorsement MLI-RMD (7/10)-E
               (18)


   (xliv)      Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08)
               (19)


   (xlv)       401(a)/403(a) Plan Endorsement MLI-401-3 (5/11) (20)


   (xlvi)      Non-Qualified Annuity Endorsement MLI-NQ (11-04)-I (32)


   (xlvii) Merger Endorsement (effective November 14, 2014) (MetLife Investors Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (32)


5. (i)         Form of Variable Annuity Application (2)


   (ii) Form of Variable Annuity Application (Class B) 7029 (11/00) APPVA-504-B (5)


   (iii) Form of Variable Annuity Application (Class AA) 7029 (1/01) APPVA-504AA (5)


   (iv) Forms of Variable Annuity Application: Class VA 7029 (7/04) APPVA-504VA; Class AA 7029 (7/04) APPVA-504AA; and Class B 7029 (7/04) APPVA-504B (6)


   (v)         Form of Variable Annuity Application (Class VA) 7029 (1/05)
               APPVA105VA (8)


   (vi) Form of Variable Annuity Application (Class VA) 7029 (4/05) APPVA1105VA (10)


   (vii) Form of Variable Annuity Application (Class B) 7029 (4/05) APPVA-505B (10)


   (viii) Form of Variable Annuity Application (Class VA) 7029 (1/06) APPVAVA 606 (13)


   (ix) Form of Variable Annuity Application (Class B) 7029 (7/04) APPVABLIS 506 (13)


   (x) Form of Variable Annuity Application (Class AA) 7029 (7/04) APPVAAA 506 (13)


   (xi) Form of Variable Annuity Application (Class XC) 7029 (10/07) APPXC April 2008 (15)


   (xii) Form of Variable Annuity Application (Class AA) 7029 (10/07) APPAA April 2008 (16)


   (xiii) Form of Variable Annuity Application (Class B) 7029 (10/07) APPB April 2008 (16)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (32)


   (ii)        Copy of the Bylaws of the Company (32)


7. Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (33)


8. (i)(a)      Participation Agreement Among AIM Variable Insurance Funds, AIM
               Distributors, Inc., The Travelers Insurance Company, The
               Travelers Life and Annuity Company and Travelers Distribution
               LLC effective October 1, 2000 and Amendments to the
               Participation Agreement (respectively effective May 1, 2003,
               March 31, 2005 and April 28, 2008.) (22)


     (b) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, AIM Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (23)


     (c) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 between AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut. (23)


     (d) Participation Agreement with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and AIM Distributors, Inc. (effective November 17, 2014) (32)


   (ii)(a)     Amended and Restated Participation Agreement Among The
               Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable

               Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (22)


     (b) Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (26)


     (c) Participation Agreement Addendum effective May 1, 2011 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (27)


     (d) Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (28)


     (e) Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. (32)



     (f) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1,
                2014) (34)



   (iii)(a) Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.) (22)


     (b) Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series I, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut.
                (23)


     (c) Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004, November 1, 2004 and
                December 28, 2004.) (22)


     (d) Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series II, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut.
                (23)


     (e) Participation Agreement with Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. (effective November 17, 2014) (32)


   (iv)(a) Participation Agreement among MFS Variable Insurance Trust, MetLife Insurance Company of Connecticut and MFS Fund Distributors, Inc. dated November 10, 2008. (24)


     (b) Participation Agreement with MFS Variable Insurance Trust and MFS Fund Distributors, Inc. (effective November 17, 2014) (32)


   (v)(a) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC dated May 1, 2001 and amendments. (24)


     (b) Amendment dated April 18, 2011 to the Participation Agreement dated May 1, 2001 among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (25)


     (c) Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC (effective November 17, 2014)(32)


   (vi)(a) Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and amendments. (24)


     (b) Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. (effective November 17, 2014) (32)

   (vii)(a)    Amended and Restated Participation Agreement Among The
               Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004) (22)


     (b) Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (26)


     (c) Amendment to the Participation Agreement with Fidelity Variable Insurance Product Funds (effective November 17, 2014) (32)


   (viii)(a) Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (29)


     (b) First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (27)


     (c) Amendment dated April 30, 2010 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (27)


     (d)        Amendment to Participation Agreement with Met Investors Series
                Trust (32)


   (ix)(a) Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and
               April 28, 2008.) (22)


     (b) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (31)


     (c) Amendment to the Participation Agreement with American Funds Insurance Series (effective November 17, 2014) (32)



     (d) Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015 (34)


     (e) Ninth Amendment to the Participation Agreement between MetLife Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014 (34)



   (x)(a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (30)


     (b) Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (27)


9.             Opinion of Counsel (32)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)


11.            Not Applicable


12.            Agreement Governing Contribution (1)



13. Powers of Attorney for Eric T. Steigerwalt, Myles Lambert, Kieran Mullins, Anant Bhalla and Peter M. Carlson (filed herewith)

(1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File Nos. 033-39100 and 811-05200) filed electronically on April 29, 1999.

(2) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.

(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on May 1, 2001.

(4) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.


(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 27, 2004.


(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on May 19, 2004.


(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.

(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) filed electronically on July 13, 2005.

(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on September 9, 2005.

(12) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 13, 2006.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 21, 2006.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on December 21, 2007.

(15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 22, 2008.

(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 22, 2008.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 13, 2010.

(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on June 15, 2010.

(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 12, 2011.

(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 24, 2012.

(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 23, 2013.

(22) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 7, 2009.

(23) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 5, 2011.

(24) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) electronically filed April 9, 2009.

(25) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance Post-Effective Amendment No. 18 to Form N-6 (File Nos. 333-71349 and 811-09215) electronically filed April 5, 2012.

(26) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed April 5, 2011.

(27) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed April 4, 2012.

(28) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 3, 2013.

(29) incorporated herein by reference to MetLife of CT Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) electronically filed April 6, 2006.

(30) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) electronically filed October 31, 2007.

(31) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) electronically filed April 5, 2011.

(32) incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.

(33) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200244 and 811-05200) electronically filed April 28, 2015.


(34) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 6, 2016.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
Gragg Building                          Officer
11225 North Community House Road
Charlotte, NC 28277




Myles Lambert                  Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Kieran Mullins                      Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Ricardo A. Anzaldua            Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036



Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036



Steven J. Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962



Robin F. Lenna         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Anant Bhalla                        Director, Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Marlene B. Debel               Executive Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036




Jason P. Manske          Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962



Roberto Baron                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Steven J. Brash        Senior Vice President
277 Park Avenue
46th Floor
New York, NY 10172




Adam M. Hodes                  Executive Vice President
1095 Avenue of the Americas
New York, NY 10036





Jean P. Vernor                      Senior Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277





Stewart M. Ashkenazy           Senior Vice President
1095 Avenue of the Americas
New York, NY 10036




S. Peter Headley            Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210




Andrew Kaniuk             Senior Vice President
501 Route 22
Bridgewater, NJ 08807





Christopher A. Kremer         Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101





Lisa S. Kuklinski              Senior Vice President
1095 Avenue of the Americas
New York, NY 10036




Enid M. Reichert          Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807



Ruth Y. Sayasith          Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807



Christopher Siudzinski         Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036




Wendy Lee Williams                  Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277




Scott E. Andrews              Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266

Andrew T. Aoyama       Senior Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Grant Barrans            Senior Vice President
600 North King Street
Wilmington, DE 19801




Henry W. Blaylock      Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Timothy J. Brown          Vice President
501 Route 22
Bridgewater, NJ 08807



Mark J. Davis             Vice President
501 Route 22
Bridgewater, NJ 08807




Lynn A. Dumais            Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647





Kevin G. Finneran                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Geoffrey A. Fradkin       Vice President
501 Route 22
Bridgewater, NJ 08807



Judith A. Gulotta        Vice President
10 Park Avenue
Morristown, NJ 07962




Jeffrey P. Halperin                 Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Regynald Heurtelou       Vice President
334 Madison Avenue
Morristown, NJ 07960



Gregory E. Illson                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Derrick L. Kelson                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




James W. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128



Cynthia A. Mallet Kosakowski     Vice President
One Financial Center
21st Floor
Boston, MA 02111



John P. Kyne, III                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Timothy J. McLinden     Vice President
277 Park Avenue
46th Floor
New York, NY 10172



James J. Reilly         Vice President
One Financial Center
21st Floor
Boston, MA 02111




Mark S. Reilly                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Thomas J. Schuster     Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Steven G. Sorrentino      Vice President
501 Route 22
Bridgewater, NJ 08807



Robert L. Staffier, Jr.        Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Barbara Stroz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Nan D. Tecotzky        Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Mark H. Wilsmann         Vice President
10 Park Avenue
Morristown, NJ 07962



Jacob M. Jenkelowitz           Secretary
1095 Avenue of the Americas
New York, NY 10036




Joseph Vaccaro         Senior Vice President and Tax Director
277 Park Avenue
46th Floor
New York, NY 10172





Robert C. Dill            Senior Vice President and U.S. Controller
501 Route 22
Bridgewater, NJ 08807





William K. Ding          Senior Vice President
10 Park Avenue
Morristown, NJ 07962





Michael C. Coe            Vice President
501 Route 22
Bridgewater, NJ 08807





Jodi M. Conley            Vice President
501 Route 22
Bridgewater, NJ 08807





Ellen N. Derrig          Vice President and Associate General Counsel
10 Park Avenue
Morristown, NJ 07962





Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Todd Lurie               Vice President and Associate General Counsel
10 Park Avenue
Morristown, NJ 07962





Sabrina M. Model          Vice President
501 Route 22
Bridgewater, NJ 08807





Todd Nevenhoven               Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266





Mark T. Pallis              Vice President and Associate General Counsel
425 Market Street
Suite 1050
San Francisco, CA 94105

James Galli                    Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Richard A. Stevens                     Vice President
18210 Crane Nest Dr Tampa,FL 33647





Frans W. teGroen                             Vice President and Corporate Illustration Actuary
1300 Hall Boulevard Bloomfield, CT 06002





Patricia M. Wersching                           Vice President
13045 Tesson Ferry Road St. Louis, MO 63128





Beverly C. Campbell                 Vice President
11215 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2015

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2015. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 24.88% by American Life Insurance Company ("ALICO"), 2.76% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, LLC and the rest by Third Parties.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.995% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.005% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. - 41.959% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 41.959% is owned by Inversiones MetLife Holdco Tres Limitada, 10.7% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9997% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.01% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    MetLife Securities, Inc. (DE)

F.    Enterprise General Insurance Agency, Inc. (DE)

G.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

H.    First MetLife Investors Insurance Company (NY)

I.    Newbury Insurance Company, Limited (DE)

J.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

K.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   MetLife Private Equity Holdings, LLC (DE)

      14.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      15.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      16.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      17.   MetLife Investments Asia Limited (Hong Kong)

      18. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      19. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      20.   New England Life Insurance Company (MA)

      21.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      22.   Corporate Real Estate Holdings, LLC (DE)

      23. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      24.   MetLife Tower Resources Group, Inc. (DE)

      25.   Headland-Pacific Palisades, LLC (CA)

      26. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      27.   WFP 1000 Holding Company GP, LLC (DE)

      28.   White Oak Royalty Company (OK)

      29.   500 Grant Street GP LLC (DE)

      30. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      31. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      32.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      33.   Euro CL Investments, LLC (DE)

      34.   MEX DF Properties, LLC (DE)

      35. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      36.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      37.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      38.   MLIC Asset Holdings LLC (DE)

      39.   85 Broad Street Mezzanine LLC (DE)

      40.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      41.   ML Bridgeside Apartments LLC (DE)

      42. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      43.   MLIC CB Holdings LLC (DE)

      44. LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      45.   The Worthington Series Trust (DE)

      46. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      47.   Oconee Hotel Company, LLC (DE)

      48.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      49.   1201 TAB Manager, LLC (DE)

      50. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

      51. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      52.   Ashton Southend GP, LLC (DE)

      53. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      54. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      55. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56.   Ardrey Kell Townhomes, LLC (DE)

      57.   Boulevard Residential, LLC (DE)

      58.   465 N. Park Drive, LLC (DE)

      59.   Ashton Judiciary Square, LLC (DE)

      60. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      61. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      62.   Marketplace Residences, LLC (DE)

      63.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      64.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      65.   Haskell East Village, LLC (DE)

      66. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      67.   ML Terraces, LLC (DE)

      68.   Chestnut Flats Wind, LLC (DE)

      69.   MetLife 425 MKT Member, LLC (DE)

      70.   MetLife OFC Member, LLC (DE)

      71. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      72. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      73. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

      74.   MetLife CB W/A, LLC (DE)

      75. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      76.   10700 Wilshire, LLC (DE)

      77.   Viridian Miracle Mile, LLC (DE)

      78. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

      79.   MetLife OBS Member, LLC (DE)

      80.   MetLife 1007 Stewart, LLC (DE)

      81. ML-AI MetLife Member 2, LLC (DE) - 82% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 18% by MetLife Insurance Company USA.

      82.   MetLife Treat Towers Member, LLC (DE)

      83.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      84. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

      85.   MetLife SP Holdings, LLC (DE)

      86.   Buford Logistics Center, LLC (DE)

      87.   ML North Brand Member, LLC (DE)

      88.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      89. MCPP Owners, LLC (DE) - 60.427% of MCPP Owners, LLC is owned by MLIC, 5.435% by MetLife Insurance Company USA, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, 13.278% MTL Leasing, LLC, and 18.641% by Daniel/MetLife Midtown Atlanta Master Limited Liability Company.

      90.   MetLife HCMJV 1 GP, LLC (DE)

      91.   MetLife HCMJV 1 LP, LLC (DE)

L.    MetLife Capital Trust IV (DE)

M.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Property Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      19.   ML 1065 Hotel, LLC

      20.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

N.    MetLife Reinsurance Company of South Carolina (SC)

O.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternative, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms at Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I & III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP Property Management, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP DMCBP Phase II Venture LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC.

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 29.2%, MetLife Insurance Company USA owns 9.7%, MetLife Insurance Co. of Korea, Ltd. owns 5.8%, MetLife Limited owns 3.1%, and Metropolitan Life Insurance Company of Hong Kong Limited owns .8%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

P.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

Q.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

R.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

S.    MetLife Capital Trust X (DE)

T.    Cova Life Management Company (DE)

U.    MetLife Reinsurance Company of Charleston (SC)

V.    MetLife Reinsurance Company of Vermont (VT)

W.    Delaware American Life Insurance Company (DE)

X.    Federal Flood Certification LLC (TX)

Y.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe Limited (Ireland) - 95.78% of MetLife Europe Limited is owned by MetLife EU Holding Company Limited and 4.22% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance Limited (Ireland)- 93% of MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Limited (United Kingdom)

                       7)  MetLife Services, Sociedad Limitada (Spain)

                       8) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       9)  MetLife Solutions S.A.S. (France)

                       10) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           aa) Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                       11) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       12) MetLife Holdings (Cyprus) Limited (Cyprus)

                           aa) American Life Insurance Company (CY) Limited (Cyprus)

                                i) Hellenic Alico Life Insurance Company, Ltd. (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) Limited and the remaining is owned by a third party.

                       13) MetLife Services EOOD (Bulgaria)

                       14) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       15) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       16) ALICO Funds Central Europe sprav. Spol., a.s.
                           (Slovakia)

                       17) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                       18) Metropolitan Life Training and Consulting S.R.L.
                           (Romania) - 99.99% of Metropolitan Life Training & Consulting S.R.L is owned by MetLife EU Holding Company Limited and the remaining 0.01% is owned by MetLife Global Holding Company II GmbH

                   vii.  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC, 16.2046% by ALICO and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.887% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC, 1.3014% by ALICO and 0.0001% by ITAS.

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury Limited
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Saengmyoung Insurance
                                               Co. Ltd. (also known as MetLife
                                               Insurance Company of Korea
                                               Limited) (South Korea)- 14.64%
                                               is owned by MetLife Mexico, S.A.
                                               and 85.36% is owned by
                                               Metropolitan Global Management,
                                               LLC.

                                         eee)  GlobalMKT S.A. (Uruguay)

                       14.   MetLife Asia Limited (Hong Kong)

                       15. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       17. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       18. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                 viii. MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 1% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1.    Fundacion MetLife Mexico, A.C. (Mexico)

                   ix. MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH , 10.000029508% is owned by MetLife Global Holding
                       Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC

                   x. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

            b) Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

      3.    International Investment Holding Company Limited (Russia)

      4. MetLife Akcionarsko Drustvo za Zivotno Osiguranje u likvidaciji (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      5.    ALICO Management Services Limited (United Kingdom)

      6.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      7. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      8.    ALICO Operations LLC (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      9. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      10. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      11.   Alpha Properties, Inc. (USA-Delaware)

      12.   Beta Properties, Inc. (USA-Delaware)

      13.   Delta Properties Japan, Inc. (USA-Delaware)

      14.   Epsilon Properties Japan, Inc. (USA-Delaware)

      15.   Iris Properties, Inc. (USA-Delaware)

      16.   Kappa Properties Japan, Inc. (USA-Delaware)

      17. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

Z.   MetLife Global Benefits, Ltd. (Cayman Islands)

AA. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC

AB.   MetLife Consumer Services, Inc. (DE)

AC.   MetLife Reinsurance Company of Delaware (DE)

AD.   MetLife Global, Inc.

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2016, there were 48,390 owners of qualified contracts and 40,364 owners of non-qualified contracts offered by the Registrant (MetLife Investors Variable Annuity Account One).



ITEM 28. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


Met Investors Series Trust
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Series Fund
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Life Variable Annuity Separate Account II
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------
Elizabeth M. Forget                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Gerard J. Nigro                 Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Myles J. Lambert                Chairman, President and Chief Executive Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Barbara A. Dare                     Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




John P. Kyne, III                   Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




John G. Martinez          Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647



Tyla L. Reynolds          Vice President and Secretary
600 North King Street
Wilmington, DE 19801



Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and other separate accounts of the Depositor, which also issue variable annuity contracts, during the last fiscal year:





                                                       (2)
                                                NET UNDERWRITING        (3)            (4)           (5)
                      (1)                         DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
         NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $568,720,128       $0              $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant


(b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110


(d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036


(e) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277


(f)        MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


(g)        MetLife, One Financial Center, Boston, MA 02111


(h)        MetLife, 200 Park Avenue, New York, NY 10166



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS

MetLife Insurance Company USA ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 27th day of April, 2016.


   METLIFE INVESTORS VARIABLE ANNUITY
   ACCOUNT ONE
   (Registrant)
   By:   METLIFE INSURANCE COMPANY USA
   By:   /s/ Gregory E. Illson
         ------------------------------
         Gregory E. Illson
         Vice President



   By:   METLIFE INSURANCE COMPANY USA
         (Depositor)
   By:   /s/ Gregory E. Illson
         ------------------------------
         Gregory E. Illson
         Vice President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 27, 2016.


/s/ Eric T. Steigerwalt*           Director, Chairman of the Board, President and Chief
-------------------------------    Executive Officer
Eric T. Steigerwalt

/s/ Myles Lambert*                 Director
-------------------------------
Myles Lambert

/s/ Kieran Mullins*                Director
-------------------------------
Kieran Mullins

/s/ Peter M. Carlson*              Executive Vice President and Chief Accounting Officer
-------------------------------
Peter M. Carlson

/s/ Anant Bhalla*                  Director, Senior Vice President and Chief Financial
-------------------------------    Officer

Anant Bhalla



   *By:   /s/ John M. Richards
          -----------------------------------
          John M. Richards, Attorney-In-Fact
          April 27, 2016


* MetLife Insurance Company USA. Executed by John M. Richards, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10        Consent of Independent Registered Public Accounting Firm

13        Powers of Attorney